================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2018

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                               January 31, 2018
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Canadian Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series
   The DFA Short Term Investment Fund

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

   ADR         American Depositary Receipt
   AG          Aktiengesellschaft (German & Swiss Stock Corporation)
   GDR         Global Depositary Receipt
   LLC         Limited Liability Company
   P.L.C.      Public Limited Company

Investment Footnotes

   +           See Security Valuation Note within the Notes to Schedules
               of Investments.
   ++          Securities have generally been fair valued. See Security
               Valuation Note within the Notes to Schedules of Investments.
   *           Non-Income Producing Securities.
   #           Total or Partial Securities on Loan.
   @           Security purchased with cash proceeds from Securities on
               Loan.
   ^^          See Federal Tax Cost Note within the Notes to Schedules of
               Investments.
   (degrees)   Security is being fair valued as of January 31, 2018.
   --          Amounts designated as -- are either zero or rounded to zero.
   (S)         Affiliated Fund.
   (r)         The adjustable/variable rate shown is effective as of
               January 31, 2018.
   (y)         The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                       SHARES      VALUE+
                                                                                     ---------- ------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
#   Adient P.L.C.                                                                       324,454 $ 21,024,619
#   Autoliv, Inc.                                                                       418,317   63,672,031
#*  AutoNation, Inc.                                                                    464,747   27,987,064
#   Best Buy Co., Inc.                                                                  388,778   28,404,121
    BorgWarner, Inc.                                                                  1,060,592   59,668,906
    CalAtlantic Group, Inc.                                                              14,193      796,653
    Carnival Corp.                                                                    1,265,734   90,639,212
    CBS Corp. Class A                                                                     7,236      417,011
*   Charter Communications, Inc. Class A                                                962,932  363,266,097
    Comcast Corp. Class A                                                            21,576,111  917,632,001
#*  Discovery Communications, Inc. Class A                                              644,292   16,152,400
#*  Discovery Communications, Inc. Class C                                              621,252   14,823,073
*   Dollar Tree, Inc.                                                                   369,560   42,499,400
    DR Horton, Inc.                                                                   3,044,785  149,346,704
    Foot Locker, Inc.                                                                    72,180    3,547,647
    Ford Motor Co.                                                                   16,051,999  176,090,429
#   Garmin, Ltd.                                                                        486,736   30,635,164
    General Motors Co.                                                                6,055,833  256,827,878
    Gentex Corp.                                                                      1,338,862   31,704,252
    Goodyear Tire & Rubber Co. (The)                                                  1,549,233   53,944,293
*   Hyatt Hotels Corp. Class A                                                           44,108    3,585,980
#   International Game Technology P.L.C.                                                 11,477      333,636
#   Kohl's Corp.                                                                      1,387,664   89,878,997
    Lear Corp.                                                                          297,292   57,418,977
#   Lennar Corp. Class A                                                              1,432,144   89,738,143
#   Lennar Corp. Class B                                                                 37,734    1,910,850
#*  Liberty Broadband Corp. Class A                                                      27,366    2,589,918
#*  Liberty Broadband Corp. Class C                                                     172,660   16,497,663
*   Liberty Interactive Corp., QVC Group Class A                                      2,762,021   77,585,170
#*  Liberty Media Corp.-Liberty Braves Class A                                           13,703      323,391
#*  Liberty Media Corp.-Liberty Braves Class C                                           24,606      578,487
*   Liberty Media Corp.-Liberty Formula One Class A                                      39,281    1,401,546
#*  Liberty Media Corp.-Liberty Formula One Class C                                      78,562    2,961,002
*   Liberty Media Corp.-Liberty SiriusXM Class A                                        157,126    7,072,241
*   Liberty Media Corp.-Liberty SiriusXM Class C                                        314,252   14,081,632
#*  Liberty Ventures Series A                                                            59,566    3,510,224
*   LKQ Corp.                                                                         1,167,836   49,084,147
#   Macy's, Inc.                                                                      1,932,620   50,151,489
#*  Madison Square Garden Co. (The) Class A                                              12,058    2,602,599
    MGM Resorts International                                                         2,471,336   90,080,197
*   Mohawk Industries, Inc.                                                             582,542  163,729,255
    Newell Brands, Inc.                                                                 686,895   18,161,504
    News Corp. Class A                                                                  377,812    6,464,363
    News Corp. Class B                                                                   40,936      714,333
#*  Norwegian Cruise Line Holdings, Ltd.                                              1,518,501   92,233,751
#   PulteGroup, Inc.                                                                  2,391,049   76,107,090
    PVH Corp.                                                                           445,206   69,042,546
    Ralph Lauren Corp.                                                                  316,488   36,177,743
    Royal Caribbean Cruises, Ltd.                                                     1,271,015  169,744,053
*   Skechers U.S.A., Inc. Class A                                                       187,666    7,729,963
    Target Corp.                                                                      1,192,437   89,695,111

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
Consumer Discretionary -- (Continued)
#   TEGNA, Inc.                                                                         610,026 $    8,827,076
    Time Warner, Inc.                                                                 3,804,556    362,764,415
#   Toll Brothers, Inc.                                                                 338,804     15,781,490
#   Viacom, Inc. Class A                                                                  2,694        104,931
    Viacom, Inc. Class B                                                                797,742     26,660,538
    Whirlpool Corp.                                                                     544,837     98,844,329
                                                                                                --------------
Total Consumer Discretionary                                                                     4,153,247,735
                                                                                                --------------
Consumer Staples -- (6.5%)
    Archer-Daniels-Midland Co.                                                        1,399,825     60,122,484
    Bunge, Ltd.                                                                         937,564     74,470,708
#   Coty, Inc. Class A                                                                  419,572      8,227,807
    CVS Health Corp.                                                                  4,700,064    369,848,036
    Ingredion, Inc.                                                                     146,985     21,112,925
#   JM Smucker Co. (The)                                                                897,022    113,823,122
    Kraft Heinz Co. (The)                                                             1,012,962     79,406,091
    Molson Coors Brewing Co. Class B                                                  1,008,879     84,766,014
    Mondelez International, Inc. Class A                                              3,326,997    147,718,667
    Pinnacle Foods, Inc.                                                                489,872     30,342,672
#*  Post Holdings, Inc.                                                                 380,520     28,793,948
    Seaboard Corp.                                                                           13         56,368
    Tyson Foods, Inc. Class A                                                         1,959,828    149,162,509
*   US Foods Holding Corp.                                                              996,443     32,015,714
    Wal-Mart Stores, Inc.                                                             5,670,262    604,449,929
    Walgreens Boots Alliance, Inc.                                                    3,030,389    228,067,076
                                                                                                --------------
Total Consumer Staples                                                                           2,032,384,070
                                                                                                --------------
Energy -- (12.4%)
    Anadarko Petroleum Corp.                                                            969,337     58,208,687
    Andeavor                                                                          1,296,540    140,233,766
#*  Antero Resources Corp.                                                              182,427      3,544,557
#   Apache Corp.                                                                        550,345     24,693,980
#   Baker Hughes a GE Co.                                                             1,011,773     32,528,502
    Chevron Corp.                                                                     5,830,041    730,795,639
#*  Concho Resources, Inc.                                                              695,714    109,533,212
    ConocoPhillips                                                                    3,245,229    190,851,918
#*  Continental Resources, Inc.                                                          28,197      1,565,779
    Devon Energy Corp.                                                                  655,639     27,123,786
#*  Diamondback Energy, Inc.                                                            246,779     30,970,765
    Exxon Mobil Corp.                                                                13,311,151  1,162,063,482
#   Helmerich & Payne, Inc.                                                             394,637     28,425,703
#   Hess Corp.                                                                          918,391     46,387,930
    HollyFrontier Corp.                                                                 645,042     30,936,214
    Kinder Morgan, Inc.                                                               7,052,291    126,800,192
    Marathon Oil Corp.                                                                3,191,128     58,046,618
    Marathon Petroleum Corp.                                                          2,313,489    160,255,383
#   Murphy Oil Corp.                                                                    644,526     20,689,285
#   National Oilwell Varco, Inc.                                                      1,338,190     49,084,809
#   Noble Energy, Inc.                                                                1,720,887     52,521,471
    Occidental Petroleum Corp.                                                        2,538,795    190,333,461
    Phillips 66                                                                         985,837    100,949,709
    Pioneer Natural Resources Co.                                                        42,895      7,845,925

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
Energy -- (Continued)
#*  RSP Permian, Inc.                                                                    43,338 $    1,719,652
    Schlumberger, Ltd.                                                                1,466,021    107,869,825
#   Targa Resources Corp.                                                               912,194     43,785,312
    TechnipFMC P.L.C.                                                                 1,601,490     51,984,365
    Valero Energy Corp.                                                               2,730,237    262,020,845
    Williams Cos., Inc. (The)                                                         1,196,347     37,553,332
                                                                                                --------------
Total Energy                                                                                     3,889,324,104
                                                                                                --------------
Financials -- (23.4%)
    Aflac, Inc.                                                                       1,330,845    117,380,529
*   Alleghany Corp.                                                                      32,159     20,186,204
    Allstate Corp. (The)                                                                960,776     94,895,846
    Ally Financial, Inc.                                                              2,960,989     88,148,643
    American Financial Group, Inc.                                                      407,189     46,150,801
    American International Group, Inc.                                                1,963,954    125,535,940
#*  Arch Capital Group, Ltd.                                                            179,406     16,315,182
    Assurant, Inc.                                                                      237,585     21,734,276
    Assured Guaranty, Ltd.                                                               47,344      1,684,973
    Axis Capital Holdings, Ltd.                                                         212,022     10,713,472
    Bank of America Corp.                                                            17,036,093    545,154,976
    Bank of New York Mellon Corp. (The)                                               4,521,508    256,369,504
#   Bank of the Ozarks, Inc.                                                            138,704      6,928,265
    BB&T Corp.                                                                        2,097,063    115,736,907
#   BOK Financial Corp.                                                                   6,114        591,163
*   Brighthouse Financial, Inc.                                                         185,840     11,942,078
    Capital One Financial Corp.                                                       2,121,634    220,565,071
    Chubb, Ltd.                                                                         570,833     89,135,573
#   CIT Group, Inc.                                                                     473,057     23,979,259
    Citigroup, Inc.                                                                   5,377,160    421,999,517
    Citizens Financial Group, Inc.                                                      912,076     41,864,288
    CNA Financial Corp.                                                                 411,635     22,294,152
    Comerica, Inc.                                                                       93,036      8,858,888
    Everest Re Group, Ltd.                                                              170,358     39,148,268
#   Fifth Third Bancorp                                                               3,987,928    132,000,417
    First American Financial Corp.                                                      115,297      6,810,594
    Goldman Sachs Group, Inc. (The)                                                   1,076,645    288,422,429
    Hartford Financial Services Group, Inc. (The)                                     1,865,885    109,639,403
    Huntington Bancshares, Inc.                                                       5,456,555     88,287,060
#   Invesco, Ltd.                                                                       714,923     25,830,168
#   Janus Henderson Group P.L.C.                                                         57,192      2,252,221
    JPMorgan Chase & Co.                                                             11,071,159  1,280,600,962
    KeyCorp                                                                           2,295,578     49,125,369
    Leucadia National Corp.                                                             247,060      6,687,914
    Lincoln National Corp.                                                              842,198     69,733,994
    Loews Corp.                                                                       1,304,005     67,351,858
    M&T Bank Corp.                                                                      259,431     49,494,246
    MetLife, Inc.                                                                     1,856,059     89,220,756
*   MGIC Investment Corp.                                                               492,557      7,299,695
    Morgan Stanley                                                                    5,305,819    300,044,064
#   New York Community Bancorp, Inc.                                                  1,100,233     15,579,299
#   Old Republic International Corp.                                                    816,263     17,541,492
    PacWest Bancorp                                                                     335,209     17,575,008

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
Financials -- (Continued)
#   People's United Financial, Inc.                                                     396,896 $    7,806,944
    Pinnacle Financial Partners, Inc.                                                    44,579      2,821,851
    PNC Financial Services Group, Inc. (The)                                          1,407,880    222,473,198
    Principal Financial Group, Inc.                                                   1,447,757     97,868,373
#   Prosperity Bancshares, Inc.                                                          69,192      5,244,754
    Prudential Financial, Inc.                                                          955,649    113,550,214
    Regions Financial Corp.                                                           6,191,315    119,058,987
    Reinsurance Group of America, Inc.                                                  352,636     55,240,429
#   RenaissanceRe Holdings, Ltd.                                                        118,695     15,090,882
#   Santander Consumer USA Holdings, Inc.                                               597,888     10,313,568
    State Street Corp.                                                                  410,924     45,271,497
    SunTrust Banks, Inc.                                                              1,285,995     90,919,846
    Synchrony Financial                                                                 357,695     14,193,338
    Travelers Cos., Inc. (The)                                                        1,165,331    174,706,423
    Unum Group                                                                        1,204,396     64,061,823
    Voya Financial, Inc.                                                                184,436      9,574,073
    Wells Fargo & Co.                                                                18,279,475  1,202,423,865
#   WR Berkley Corp.                                                                    380,116     27,740,866
#   XL Group, Ltd.                                                                      950,991     35,034,508
#   Zions Bancorporation                                                                840,288     45,400,761
                                                                                                --------------
Total Financials                                                                                 7,329,606,924
                                                                                                --------------
Health Care -- (12.4%)
    Abbott Laboratories                                                               4,184,944    260,136,119
    Aetna, Inc.                                                                       1,805,018    337,213,463
    Allergan P.L.C.                                                                     496,938     89,578,044
    Anthem, Inc.                                                                      1,376,563    341,181,140
    Baxter International, Inc.                                                           77,675      5,594,930
*   Bio-Rad Laboratories, Inc. Class A                                                    7,494      1,937,424
#   Cardinal Health, Inc.                                                                51,405      3,690,365
*   Centene Corp.                                                                     1,254,464    134,528,719
    Cigna Corp.                                                                         403,350     84,037,972
    Danaher Corp.                                                                     2,121,258    214,841,010
*   DaVita, Inc.                                                                        970,392     75,729,392
    DENTSPLY SIRONA, Inc.                                                               220,294     13,396,078
*   Express Scripts Holding Co.                                                       2,740,464    216,989,940
    Humana, Inc.                                                                        708,361    199,637,381
*   IQVIA Holdings, Inc.                                                                429,612     43,902,050
*   Laboratory Corp. of America Holdings                                                740,399    129,199,625
    McKesson Corp.                                                                      519,653     87,758,999
#*  MEDNAX, Inc.                                                                        413,651     21,844,909
    Medtronic P.L.C.                                                                  4,248,074    364,867,076
*   Mylan NV                                                                          2,284,950     97,910,107
    PerkinElmer, Inc.                                                                   111,038      8,900,806
#   Perrigo Co. P.L.C.                                                                  385,545     34,938,088
    Pfizer, Inc.                                                                     16,341,666    605,295,309
    Quest Diagnostics, Inc.                                                             954,608    101,016,619
    STERIS P.L.C.                                                                       192,061     17,462,186
#*  Taro Pharmaceutical Industries, Ltd.                                                    677         68,844
    Thermo Fisher Scientific, Inc.                                                    1,050,474    235,421,728
#*  United Therapeutics Corp.                                                           205,248     26,476,992
#   Universal Health Services, Inc. Class B                                             500,100     60,762,150

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                      SHARES       VALUE+
                                                                                     --------- --------------
Health Care -- (Continued)
*   WellCare Health Plans, Inc.                                                         54,524 $   11,470,759
    Zimmer Biomet Holdings, Inc.                                                       377,067     47,932,757
                                                                                               --------------
Total Health Care                                                                               3,873,720,981
                                                                                               --------------
Industrials -- (7.8%)
#*  AECOM                                                                              580,731     22,712,389
    AGCO Corp.                                                                         472,685     34,326,385
#   AMERCO                                                                              61,718     22,532,007
    Arconic, Inc.                                                                    2,116,118     63,610,507
#   Carlisle Cos., Inc.                                                                341,140     38,961,599
#*  Colfax Corp.                                                                       148,210      5,931,364
    Copa Holdings SA Class A                                                           146,352     20,244,872
    Cummins, Inc.                                                                      175,294     32,955,272
    Delta Air Lines, Inc.                                                            2,950,569    167,503,802
    Dover Corp.                                                                        830,218     88,177,454
    Eaton Corp. P.L.C.                                                               1,816,899    152,565,009
    EMCOR Group, Inc.                                                                   10,035        815,645
    FedEx Corp.                                                                        259,375     68,080,750
    Flowserve Corp.                                                                     11,400        516,648
#   Fluor Corp.                                                                        906,547     55,027,403
    General Electric Co.                                                             2,108,359     34,092,165
#*  Genesee & Wyoming, Inc. Class A                                                     54,725      4,369,791
    Ingersoll-Rand P.L.C.                                                              830,409     78,581,604
    Jacobs Engineering Group, Inc.                                                     377,362     26,211,564
#*  JetBlue Airways Corp.                                                            2,305,410     48,090,853
#   Johnson Controls International P.L.C.                                            1,093,897     42,804,190
    Kansas City Southern                                                               676,598     76,543,532
#   Knight-Swift Transportation Holdings, Inc.                                           2,600        129,454
    L3 Technologies, Inc.                                                              393,053     83,508,040
#   Macquarie Infrastructure Corp.                                                     414,567     27,506,520
    ManpowerGroup, Inc.                                                                425,572     55,915,905
#   Nielsen Holdings P.L.C.                                                            809,304     30,276,063
    Norfolk Southern Corp.                                                           1,489,243    224,696,984
    Orbital ATK, Inc.                                                                   77,125     10,172,787
    Oshkosh Corp.                                                                      454,128     41,198,492
    Owens Corning                                                                      878,164     81,642,907
    PACCAR, Inc.                                                                       482,182     35,951,490
    Pentair P.L.C.                                                                   1,092,445     78,109,817
*   Quanta Services, Inc.                                                              749,677     28,855,068
    Republic Services, Inc.                                                          1,932,011    132,922,357
    Rockwell Collins, Inc.                                                              10,306      1,427,278
#   Snap-on, Inc.                                                                       14,506      2,485,023
    Spirit Aerosystems Holdings, Inc. Class A                                           31,638      3,238,466
    Stanley Black & Decker, Inc.                                                     1,079,268    179,406,720
#*  Stericycle, Inc.                                                                   176,533     13,303,527
*   Teledyne Technologies, Inc.                                                         16,413      3,133,570
    Textron, Inc.                                                                    1,940,539    113,851,423
    Trinity Industries, Inc.                                                           210,820      7,266,965
*   United Continental Holdings, Inc.                                                1,358,844     92,156,800
#*  USG Corp.                                                                          231,469      8,948,592
#   Wabtec Corp.                                                                       240,625     19,500,250

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                                                 824,925 $   77,905,917
                                                                                                --------------
Total Industrials                                                                                2,438,165,220
                                                                                                --------------
Information Technology -- (13.4%)
*   Akamai Technologies, Inc.                                                            44,939      3,010,464
#   Amdocs, Ltd.                                                                        552,007     37,757,279
    Analog Devices, Inc.                                                                 24,513      2,252,254
*   ARRIS International P.L.C.                                                          839,758     21,245,877
*   Arrow Electronics, Inc.                                                             652,120     53,043,441
    Avnet, Inc.                                                                         507,596     21,572,830
    CA, Inc.                                                                          3,016,908    108,156,152
    Cisco Systems, Inc.                                                              19,415,049    806,501,135
*   CommerceHub, Inc. Series C                                                           49,381        952,560
    Corning, Inc.                                                                     3,683,566    115,000,931
*   Dell Technologies, Inc. Class V                                                     703,394     50,433,350
    Dolby Laboratories, Inc. Class A                                                     16,116      1,036,903
    DXC Technology Co.                                                                1,074,893    107,005,598
*   EchoStar Corp. Class A                                                               14,785        902,772
    Fidelity National Information Services, Inc.                                      1,297,798    132,842,603
*   First Solar, Inc.                                                                    39,472      2,651,334
#*  Flex, Ltd.                                                                        1,552,059     27,952,583
    FLIR Systems, Inc.                                                                  105,840      5,420,066
    Hewlett Packard Enterprise Co.                                                    8,708,938    142,826,583
    HP, Inc.                                                                          9,619,949    224,337,211
    Intel Corp.                                                                      23,083,456  1,111,237,572
#   Jabil, Inc.                                                                         917,888     23,341,892
    Juniper Networks, Inc.                                                            2,634,266     68,886,056
#   Lam Research Corp.                                                                  601,223    115,146,229
    Leidos Holdings, Inc.                                                               646,968     43,088,069
    LogMeIn, Inc.                                                                         2,397        301,543
#   Marvell Technology Group, Ltd.                                                      808,260     18,856,706
*   Micron Technology, Inc.                                                           5,266,057    230,232,012
*   Microsemi Corp.                                                                     168,270     10,397,403
*   Nuance Communications, Inc.                                                         145,478      2,590,963
*   ON Semiconductor Corp.                                                              550,404     13,616,995
#*  Qorvo, Inc.                                                                         364,638     26,170,069
    QUALCOMM, Inc.                                                                    5,296,483    361,484,965
#   SS&C Technologies Holdings, Inc.                                                    122,197      6,144,065
    SYNNEX Corp.                                                                        254,399     31,222,389
*   Synopsys, Inc.                                                                       83,602      7,742,381
    TE Connectivity, Ltd.                                                               831,307     85,233,907
    Teradyne, Inc.                                                                       37,379      1,713,453
    Western Digital Corp.                                                             1,222,328    108,762,745
#   Xerox Corp.                                                                       1,739,519     59,369,784
                                                                                                --------------
Total Information Technology                                                                     4,190,441,124
                                                                                                --------------
Materials -- (3.8%)
#   Albemarle Corp.                                                                     492,856     54,997,801
*   Alcoa Corp.                                                                         738,962     38,440,803
    Ashland Global Holdings, Inc.                                                       376,541     27,333,111
#   CF Industries Holdings, Inc.                                                      1,279,879     54,318,065
    DowDuPont, Inc.                                                                   1,817,094    137,335,964

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                SHARES       VALUE+
                                                                                              ---------- ---------------
Materials -- (Continued)
             Eastman Chemical Co.                                                              1,053,642 $   104,500,213
*            Freeport-McMoRan, Inc.                                                            4,951,916      96,562,362
             Huntsman Corp.                                                                      258,591       8,939,491
#            Martin Marietta Materials, Inc.                                                      88,405      20,171,369
             Mosaic Co. (The)                                                                  1,232,432      33,645,394
#            Newmont Mining Corp.                                                              1,816,911      73,603,065
#            Nucor Corp.                                                                       2,489,271     166,681,586
             Olin Corp.                                                                          958,374      35,728,183
             Reliance Steel & Aluminum Co.                                                       456,094      39,949,273
#            Royal Gold, Inc.                                                                    121,993      10,857,377
             Sonoco Products Co.                                                                  27,518       1,494,502
             Steel Dynamics, Inc.                                                              1,698,064      77,092,106
#            United States Steel Corp.                                                         1,014,821      37,964,454
#            Valvoline, Inc.                                                                   1,033,732      25,481,494
#            Vulcan Materials Co.                                                                275,139      37,253,821
#            Westlake Chemical Corp.                                                             342,667      38,584,304
             WestRock Co.                                                                      1,055,385      70,320,302
                                                                                                         ---------------
Total Materials                                                                                            1,191,255,040
                                                                                                         ---------------
Real Estate -- (0.1%)
#*           Howard Hughes Corp. (The)                                                             5,701         718,098
             Jones Lang LaSalle, Inc.                                                            262,529      41,046,409
                                                                                                         ---------------
Total Real Estate                                                                                             41,764,507
                                                                                                         ---------------
Telecommunication Services -- (4.0%)
             AT&T, Inc.                                                                       28,938,464   1,083,745,477
#            CenturyLink, Inc.                                                                 5,195,656      92,534,633
#*           Sprint Corp.                                                                      2,014,058      10,734,929
*            T-Mobile US, Inc.                                                                   960,615      62,536,037
                                                                                                         ---------------
Total Telecommunication Services                                                                           1,249,551,076
                                                                                                         ---------------
Utilities -- (0.2%)
*            Calpine Corp.                                                                     1,538,972      23,223,088
#            NRG Energy, Inc.                                                                  1,445,428      37,595,582
                                                                                                         ---------------
Total Utilities                                                                                               60,818,670
                                                                                                         ---------------
TOTAL COMMON STOCKS                                                                                       30,450,279,451
                                                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value Rights                                            196,076         198,997

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                SHARES        VALUE+
                                                                                              ----------- ---------------
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                                             196,076 $            59
                                                                                                          ---------------
TOTAL RIGHTS/WARRANTS                                                                                             199,056
                                                                                                          ---------------
TOTAL INVESTMENT SECURITIES                                                                                30,450,478,507
                                                                                                          ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional U.S. Government Money Market Fund, 1.250%             292,047,618     292,047,618
                                                                                                          ---------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@         DFA Short Term Investment Fund                                                    50,347,105     582,566,357
                                                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,071,904,000)^^                                                    $31,325,092,482
                                                                                                          ===============

At January 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)    1,486    03/16/18  $198,798,838 $209,956,940  $11,158,102
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $198,798,838 $209,956,940  $11,158,102
                                             ============ ============  ===========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 4,153,247,735           --   --    $ 4,153,247,735
   Consumer Staples               2,032,384,070           --   --      2,032,384,070
   Energy                         3,889,324,104           --   --      3,889,324,104
   Financials                     7,329,606,924           --   --      7,329,606,924
   Health Care                    3,873,720,981           --   --      3,873,720,981
   Industrials                    2,438,165,220           --   --      2,438,165,220
   Information Technology         4,190,441,124           --   --      4,190,441,124
   Materials                      1,191,255,040           --   --      1,191,255,040
   Real Estate                       41,764,507           --   --         41,764,507
   Telecommunication Services     1,249,551,076           --   --      1,249,551,076
   Utilities                         60,818,670           --   --         60,818,670
Rights/Warrants                              -- $    199,056   --            199,056
Temporary Cash Investments          292,047,618           --   --        292,047,618
Securities Lending Collateral                --  582,566,357   --        582,566,357
Futures Contracts**                  11,158,102           --   --         11,158,102
                                --------------- ------------   --    ---------------
TOTAL                           $30,753,485,171 $582,765,413   --    $31,336,250,584
                                =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (5.5%)
    Aurizon Holdings, Ltd.                                                            1,715,379 $  6,453,316
#   Australia & New Zealand Banking Group, Ltd.                                       6,537,929  150,170,787
    Bank of Queensland, Ltd.                                                            796,768    7,937,025
    Bendigo & Adelaide Bank, Ltd.                                                     1,271,190   11,974,438
    BHP Billiton, Ltd.                                                                6,138,932  150,128,362
#   BHP Billiton, Ltd. Sponsored ADR                                                    745,088   36,524,214
    BlueScope Steel, Ltd.                                                             3,143,486   36,505,227
    Boral, Ltd.                                                                       2,601,567   16,716,602
    Crown Resorts, Ltd.                                                                 505,623    5,389,611
    Downer EDI, Ltd.                                                                    697,796    3,768,070
    Fortescue Metals Group, Ltd.                                                      8,466,965   33,624,174
#   Harvey Norman Holdings, Ltd.                                                        718,208    2,607,565
    Incitec Pivot, Ltd.                                                               4,609,977   13,798,854
    LendLease Group                                                                   1,554,778   19,757,248
    National Australia Bank, Ltd.                                                        68,270    1,599,356
    Newcrest Mining, Ltd.                                                             1,950,867   35,678,019
    Oil Search, Ltd.                                                                  1,213,731    7,402,592
*   Origin Energy, Ltd.                                                               2,939,545   22,019,027
    QBE Insurance Group, Ltd.                                                         2,620,554   22,719,498
*   Santos, Ltd.                                                                      4,838,494   19,825,851
    South32, Ltd.                                                                    16,666,560   51,180,720
    South32, Ltd. ADR                                                                   328,024    5,064,690
    Star Entertainment Grp, Ltd. (The)                                                4,545,302   22,169,498
    Suncorp Group, Ltd.                                                               2,082,711   22,901,738
    Tabcorp Holdings, Ltd.                                                              816,060    3,397,052
    Treasury Wine Estates, Ltd.                                                         328,505    4,525,034
    Whitehaven Coal, Ltd.                                                             1,928,651    7,651,414
    Woodside Petroleum, Ltd.                                                          2,846,042   75,986,262
                                                                                                ------------
TOTAL AUSTRALIA                                                                                  797,476,244
                                                                                                ------------
AUSTRIA -- (0.1%)
#   Erste Group Bank AG                                                                  98,143    4,943,461
    OMV AG                                                                               60,369    3,886,937
*   Raiffeisen Bank International AG                                                    106,461    4,576,503
                                                                                                ------------
TOTAL AUSTRIA                                                                                     13,406,901
                                                                                                ------------
BELGIUM -- (1.0%)
#   Ageas                                                                               642,764   33,985,124
    Colruyt SA                                                                            4,122      228,196
#   KBC Group NV                                                                        497,767   47,858,312
#   Solvay SA                                                                           309,078   44,752,840
    UCB SA                                                                              170,245   14,839,002
                                                                                                ------------
TOTAL BELGIUM                                                                                    141,663,474
                                                                                                ------------
CANADA -- (7.6%)
#   ARC Resources, Ltd.                                                                 291,555    3,207,105
    Bank of Montreal(2073174)                                                         1,747,475  143,834,667
    Bank of Montreal(2076009)                                                            85,939    7,079,836
    Barrick Gold Corp.(2024644)                                                         132,371    1,903,775
    Barrick Gold Corp.(2024677)                                                         909,928   13,084,765
    Cameco Corp.(2158684)                                                               571,821    5,260,753

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE++
                                                                                     --------- --------------
CANADA -- (Continued)
    Cameco Corp.(2166160)                                                              468,671 $    4,313,297
#   Canadian Natural Resources, Ltd.(2125202)                                          601,678     20,547,304
    Canadian Natural Resources, Ltd.(2171573)                                          614,945     20,993,122
#   Cenovus Energy, Inc.                                                             2,110,053     20,151,006
    Crescent Point Energy Corp.(B67C970)                                             1,508,054     11,898,549
    Crescent Point Energy Corp.(B67C8W8)                                               822,786      6,488,638
    Element Fleet Management Corp.                                                     297,976      2,010,732
    Empire Co., Ltd. Class A                                                           739,347     14,306,064
#   Enbridge Income Fund Holdings, Inc.                                                377,558      8,591,747
    Encana Corp.(2793182)                                                            1,370,633     16,968,437
    Encana Corp.(2793193)                                                            2,191,132     27,095,218
    Fairfax Financial Holdings, Ltd.                                                    53,145     27,955,134
    Finning International, Inc.                                                         23,393        644,163
    First Quantum Minerals, Ltd.                                                     1,679,519     25,042,581
#   Genworth MI Canada, Inc.                                                           137,465      4,720,749
    Goldcorp, Inc.(2676636)                                                            925,799     13,257,442
    Goldcorp, Inc.(2676302)                                                          1,373,863     19,669,697
*   Husky Energy, Inc.                                                               1,605,697     23,537,168
*   IAMGOLD Corp.                                                                       95,000        559,187
    Imperial Oil, Ltd.(2454241)                                                        187,707      5,901,325
    Imperial Oil, Ltd.(2454252)                                                        177,585      5,583,272
    Industrial Alliance Insurance & Financial Services, Inc.                           527,331     25,247,579
*   Kinross Gold Corp.                                                               6,346,308     27,552,264
    Linamar Corp.                                                                      167,198      9,872,838
    Lundin Mining Corp.                                                              3,781,764     27,333,237
#   Magna International, Inc.                                                          642,390     36,712,589
#   Manulife Financial Corp.(2492520)                                                1,490,899     31,651,786
    Manulife Financial Corp.(2492519)                                                2,603,564     55,246,358
    Maple Leaf Foods, Inc.                                                              29,777        843,682
*   Nutrien, Ltd.                                                                      443,823     23,229,685
*   Seven Generations Energy, Ltd. Class A                                             149,843      2,089,274
    Sun Life Financial, Inc.(2566124)                                                1,110,140     48,169,245
#   Sun Life Financial, Inc.(2568283)                                                  364,570     15,811,401
    Suncor Energy, Inc.(B3NB1P2)                                                     3,911,426    141,701,759
#   Suncor Energy, Inc.(B3NB0P5)                                                     1,160,407     42,064,754
    Teck Resources, Ltd. Class B(2879327)                                            1,355,792     39,373,082
    Teck Resources, Ltd. Class B(2124533)                                            1,643,698     47,749,427
    TMX Group, Ltd.                                                                     33,900      2,132,393
*   Tourmaline Oil Corp.                                                             1,098,688     17,748,724
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                                            127,382        385,967
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                                          1,611,490      4,913,079
#*  Valeant Pharmaceuticals International, Inc.                                      1,493,777     27,649,812
    West Fraser Timber Co., Ltd.                                                        11,349        794,061
    Wheaton Precious Metals Corp.                                                       43,373        936,423
#   Whitecap Resources, Inc.                                                           989,184      7,229,890
#   WSP Global, Inc.                                                                   318,260     15,411,029
    Yamana Gold, Inc.                                                                3,207,591     11,083,141
                                                                                               --------------
TOTAL CANADA                                                                                    1,117,539,212
                                                                                               --------------
DENMARK -- (1.5%)
    AP Moller--Maersk A.S. Class A                                                       7,706     13,166,099
    AP Moller--Maersk A.S. Class B                                                      16,058     28,667,054

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE++
                                                                                     --------- --------------
DENMARK -- (Continued)
#   Carlsberg A.S. Class B                                                             288,439 $   37,075,607
    Danske Bank A.S.                                                                   910,236     36,961,844
    DSV A.S.                                                                           470,071     38,649,128
#   H Lundbeck A.S.                                                                     74,464      3,795,751
    ISS A.S.                                                                           518,809     20,242,206
    Jyske Bank A.S.                                                                     94,849      5,483,185
#   Novozymes A.S. Class B                                                              47,990      2,662,243
    Rockwool International A.S. Class B                                                    379        105,869
    Tryg A.S.                                                                           10,592        257,757
    Vestas Wind Systems A.S.                                                           461,198     31,457,420
                                                                                               --------------
TOTAL DENMARK                                                                                     218,524,163
                                                                                               --------------
FINLAND -- (0.8%)
    Fortum Oyj                                                                         967,989     20,991,480
    Nokia Oyj                                                                        2,606,339     12,571,790
    Stora Enso Oyj Class R                                                           2,037,136     34,983,261
    Stora Enso Oyj Sponsored ADR                                                        91,500      1,571,055
#   UPM-Kymmene Oyj                                                                  1,332,916     44,943,933
    UPM-Kymmene Oyj Sponsored ADR                                                       51,716      1,750,069
                                                                                               --------------
TOTAL FINLAND                                                                                     116,811,588
                                                                                               --------------
FRANCE -- (8.9%)
    AXA SA                                                                           2,859,375     94,037,481
    BNP Paribas SA                                                                   2,361,620    195,055,107
*   Bollore SA(BF99RQ7)                                                                  6,871         41,112
    Bollore SA(4572709)                                                              1,351,384      7,845,649
    Bouygues SA                                                                        709,374     39,425,871
    Carrefour SA                                                                        54,245      1,293,601
    Casino Guichard Perrachon SA                                                       143,286      8,372,137
    Cie de Saint-Gobain                                                                390,262     22,668,263
    Cie Generale des Etablissements Michelin                                           105,407     16,862,393
    CNP Assurances                                                                     497,075     12,739,952
    Credit Agricole SA                                                               1,026,329     19,350,065
    Electricite de France SA                                                         1,204,197     16,565,439
    Engie SA                                                                         5,247,622     91,120,151
    Natixis SA                                                                       2,063,101     18,786,331
    Orange SA                                                                        5,668,199    102,422,546
    Peugeot SA                                                                       2,847,190     63,951,575
    Renault SA                                                                         972,585    106,822,016
    SCOR SE                                                                            349,012     15,621,095
    Societe Generale SA                                                              1,406,255     81,728,090
    STMicroelectronics NV                                                              707,405     16,892,740
    Total SA                                                                         6,178,477    358,227,597
    Vivendi SA                                                                         647,999     18,986,068
                                                                                               --------------
TOTAL FRANCE                                                                                    1,308,815,279
                                                                                               --------------
GERMANY -- (7.1%)
    Allianz SE                                                                         116,219     29,394,831
    Allianz SE Sponsored ADR                                                         2,466,930     62,462,668
    Bayerische Motoren Werke AG                                                      1,145,953    130,898,908
    CECONOMY AG                                                                         62,654        903,269
*   Commerzbank AG                                                                   3,131,416     51,671,511

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ---------- --------------
GERMANY -- (Continued)
    Daimler AG                                                                        3,276,825 $  300,113,565
#   Deutsche Bank AG(D18190898)                                                       1,561,493     28,637,782
    Deutsche Bank AG(5750355)                                                         1,634,829     30,081,899
    Deutsche Lufthansa AG                                                             1,461,363     52,203,948
    Evonik Industries AG                                                                321,206     12,692,543
    Fraport AG Frankfurt Airport Services Worldwide                                     157,663     18,667,053
    Fresenius Medical Care AG & Co. KGaA                                                 95,176     10,970,160
    Hannover Rueck SE                                                                    30,814      4,214,248
*   Hapag-Lloyd AG                                                                       13,811        572,876
    HeidelbergCement AG                                                                 491,604     53,366,560
    Innogy SE                                                                           333,880     12,728,485
    Lanxess AG                                                                           72,788      6,356,132
*   Linde AG                                                                            157,109     38,578,388
#*  METRO AG                                                                            817,337     17,775,676
    Muenchener Rueckversicherungs-Gesellschaft AG                                       212,293     49,945,443
*   RWE AG                                                                            2,995,829     60,084,614
*   Talanx AG                                                                           181,161      8,020,796
    Telefonica Deutschland Holding AG                                                 1,542,429      7,796,779
    Uniper SE                                                                           886,107     26,453,001
    Volkswagen AG                                                                       110,833     24,589,699
    Wacker Chemie AG                                                                     11,870      2,381,736
                                                                                                --------------
TOTAL GERMANY                                                                                    1,041,562,570
                                                                                                --------------
HONG KONG -- (2.4%)
    Bank of East Asia, Ltd. (The)                                                       166,154        717,227
    BOC Aviation, Ltd.                                                                   27,500        161,483
*   Cathay Pacific Airways, Ltd.                                                      6,482,000     10,272,455
    CK Hutchison Holdings, Ltd.                                                       7,191,984     97,008,902
    Great Eagle Holdings, Ltd.                                                           20,363        106,918
    Guoco Group, Ltd.                                                                     9,000        127,863
    Hang Lung Group, Ltd.                                                             2,909,000     11,041,714
    Hang Lung Properties, Ltd.                                                        4,709,000     12,411,931
    Henderson Land Development Co., Ltd.                                                868,046      6,057,746
    Hopewell Holdings, Ltd.                                                             938,669      3,800,684
    Kerry Properties, Ltd.                                                            2,655,500     12,699,597
    Li & Fung, Ltd.                                                                   1,908,000        971,990
    Melco International Development, Ltd.                                               257,000        769,410
    MTR Corp., Ltd.                                                                     786,002      4,495,208
#   New World Development Co., Ltd.                                                  22,170,810     35,738,541
#   NWS Holdings, Ltd.                                                                2,526,400      4,910,392
    Orient Overseas International, Ltd.                                                  72,000        676,539
    Shangri-La Asia, Ltd.                                                             3,926,000      9,954,723
    Sino Land Co., Ltd.                                                               6,454,217     11,903,652
    SJM Holdings, Ltd.                                                                  783,000        780,804
    Sun Hung Kai Properties, Ltd.                                                     2,980,920     51,536,653
    Swire Pacific, Ltd. Class A                                                       2,398,000     23,934,552
    Swire Pacific, Ltd. Class B                                                       1,960,000      3,359,052
    Wharf Holdings, Ltd. (The)                                                        2,729,990     11,123,272
*   Wharf Real Estate Investment Co., Ltd.                                              415,990      2,874,251
    Wheelock & Co., Ltd.                                                              3,620,000     28,310,671

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.                                                  980,500 $  4,431,131
                                                                                                ------------
TOTAL HONG KONG                                                                                  350,177,361
                                                                                                ------------
IRELAND -- (0.2%)
*   Bank of Ireland Group P.L.C.                                                      1,482,594   14,476,838
    CRH P.L.C.                                                                          293,793   10,910,936
#   CRH P.L.C. Sponsored ADR                                                            198,709    7,429,729
    Paddy Power Betfair P.L.C.                                                            7,740      898,232
                                                                                                ------------
TOTAL IRELAND                                                                                     33,715,735
                                                                                                ------------
ISRAEL -- (0.3%)
    Azrieli Group, Ltd.                                                                   5,724      311,543
    Bank Hapoalim BM                                                                  2,648,087   19,784,402
    Bank Leumi Le-Israel BM                                                           3,778,281   23,191,650
    Mizrahi Tefahot Bank, Ltd.                                                          137,225    2,670,835
                                                                                                ------------
TOTAL ISRAEL                                                                                      45,958,430
                                                                                                ------------
ITALY -- (1.9%)
    Eni SpA                                                                             654,718   11,786,371
    Fiat Chrysler Automobiles NV(BRJFWP3)                                             2,931,723   70,855,775
#   Fiat Chrysler Automobiles NV(N31738102)                                           1,307,946   31,613,055
    Intesa Sanpaolo SpA                                                               1,230,288    4,833,969
    Mediobanca Banca di Credito Finanziario SpA                                       1,878,911   22,851,056
*   Telecom Italia SpA                                                               18,504,269   16,651,441
#*  Telecom Italia SpA Sponsored ADR                                                  1,847,002   16,733,838
*   UniCredit SpA                                                                     4,689,503  103,392,229
                                                                                                ------------
TOTAL ITALY                                                                                      278,717,734
                                                                                                ------------
JAPAN -- (21.3%)
    Aeon Co., Ltd.                                                                    1,158,600   19,779,878
    Aisin Seiki Co., Ltd.                                                               265,000   15,510,871
    Alfresa Holdings Corp.                                                              178,000    4,332,502
    Amada Holdings Co., Ltd.                                                            241,800    3,596,671
    Aoyama Trading Co., Ltd.                                                             41,900    1,650,029
    Asahi Glass Co., Ltd.                                                               751,300   33,083,796
    Asahi Kasei Corp.                                                                 1,294,400   16,982,513
    Bank of Kyoto, Ltd. (The)                                                           113,679    6,405,082
    Canon Marketing Japan, Inc.                                                         153,100    4,216,265
    Chiba Bank, Ltd. (The)                                                            1,064,000    9,262,856
    Chugoku Bank, Ltd. (The)                                                            256,900    3,386,319
    Citizen Watch Co., Ltd.                                                           1,064,500    8,178,926
    Coca-Cola Bottlers Japan Holdings, Inc.Coca-Cola Bottlers Japan Holdings, Inc.      112,957    4,001,630
    COMSYS Holdings Corp.                                                                14,200      397,158
    Concordia Financial Group, Ltd.                                                   2,530,100   15,427,835
    Credit Saison Co., Ltd.                                                             178,400    3,259,402
    Dai Nippon Printing Co., Ltd.                                                       450,500   10,073,815
    Dai-ichi Life Holdings, Inc.                                                      2,403,800   50,690,335
    Daicel Corp.                                                                        311,000    3,781,780
    Daido Steel Co., Ltd.                                                                83,500    4,939,184
    Daiwa Securities Group, Inc.                                                      3,695,000   26,598,579
    Denka Co., Ltd.                                                                     234,800    9,384,606

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
JAPAN -- (Continued)
    Denso Corp.                                                                        229,500 $ 14,427,698
    DIC Corp.                                                                          238,900    9,453,650
    Dowa Holdings Co., Ltd.                                                             55,500    2,313,302
    Ebara Corp.                                                                        266,800   10,951,717
    Fuji Media Holdings, Inc.                                                           52,200      857,646
    FUJIFILM Holdings Corp.                                                          1,123,900   43,322,889
    Fukuoka Financial Group, Inc.                                                    1,238,000    7,203,710
    Glory, Ltd.                                                                        185,800    7,279,575
    Gunma Bank, Ltd. (The)                                                             604,496    3,658,127
    H2O Retailing Corp.                                                                268,800    5,451,755
    Hachijuni Bank, Ltd. (The)                                                         622,531    3,701,675
    Hankyu Hanshin Holdings, Inc.                                                      599,500   24,220,779
    Hiroshima Bank, Ltd. (The)                                                         381,000    3,202,242
    Hitachi Capital Corp.                                                              112,800    3,115,395
    Hitachi Chemical Co., Ltd.                                                         320,500    8,210,112
    Hitachi Construction Machinery Co., Ltd.                                           144,500    6,499,544
    Hitachi Metals, Ltd.                                                               537,800    7,338,259
    Hitachi Transport System, Ltd.                                                     105,000    2,729,531
    Hitachi, Ltd.                                                                    7,419,000   59,202,080
    Hokuhoku Financial Group, Inc.                                                     191,900    2,886,278
    Honda Motor Co., Ltd.                                                            4,474,100  157,782,505
    Honda Motor Co., Ltd. Sponsored ADR                                                 26,040      918,952
    House Foods Group, Inc.                                                             64,900    2,261,388
    Ibiden Co., Ltd.                                                                   476,900    7,434,104
    Idemitsu Kosan Co., Ltd.                                                           510,696   19,170,802
    IHI Corp.                                                                           49,900    1,676,079
    Iida Group Holdings Co., Ltd.                                                      551,300   10,940,753
    Inpex Corp.                                                                      2,451,200   31,967,396
    Isetan Mitsukoshi Holdings, Ltd.                                                   606,900    7,290,954
    Isuzu Motors, Ltd.                                                                  83,900    1,420,764
    ITOCHU Corp.                                                                     1,734,800   34,135,111
    Iyo Bank, Ltd. (The)                                                               492,300    4,064,635
    J Front Retailing Co., Ltd.                                                        904,700   16,628,702
    JFE Holdings, Inc.                                                               1,884,900   44,812,436
    JGC Corp.                                                                           38,200      830,216
    JSR Corp.                                                                          317,500    7,547,000
    JTEKT Corp.                                                                        517,000    9,283,193
    JXTG Holdings, Inc.                                                              6,879,403   45,800,319
#   K's Holdings Corp.                                                                 152,200    4,251,343
    Kamigumi Co., Ltd.                                                                 199,000    4,379,898
    Kaneka Corp.                                                                     1,156,542   10,765,724
    Kawasaki Heavy Industries, Ltd.                                                    138,000    5,714,264
#*  Kawasaki Kisen Kaisha, Ltd.                                                        195,599    5,202,019
    Kinden Corp.                                                                       200,200    3,350,627
*   Kobe Steel, Ltd.                                                                 1,348,600   14,042,245
    Konica Minolta, Inc.                                                             2,063,500   20,656,028
    Kuraray Co., Ltd.                                                                1,340,000   25,169,603
    Kurita Water Industries, Ltd.                                                        7,500      246,213
    Kyocera Corp.                                                                      257,800   17,209,601
    Kyocera Corp. Sponsored ADR                                                         25,197    1,692,734
    Kyushu Financial Group, Inc.                                                       514,749    3,092,808
    LIXIL Group Corp.                                                                  487,800   13,745,521
    Marubeni Corp.                                                                   3,673,300   27,626,704

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
JAPAN -- (Continued)
    Maruichi Steel Tube, Ltd.                                                            11,100 $    334,078
    Mazda Motor Corp.                                                                 2,878,100   40,540,066
    Mebuki Financial Group, Inc.                                                      1,177,020    5,373,571
    Medipal Holdings Corp.                                                              436,700    8,524,466
#   Mitsubishi Chemical Holdings Corp.                                                1,976,000   21,550,843
    Mitsubishi Corp.                                                                  1,521,100   42,629,370
    Mitsubishi Gas Chemical Co., Inc.                                                   570,500   16,171,273
    Mitsubishi Heavy Industries, Ltd.                                                   966,000   36,451,955
    Mitsubishi Logistics Corp.                                                           40,000    1,051,305
    Mitsubishi Materials Corp.                                                          518,200   19,291,169
    Mitsubishi Motors Corp.                                                             165,700    1,232,970
    Mitsubishi UFJ Financial Group, Inc.                                             16,427,906  124,217,429
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                                4,761,369   36,281,632
    Mitsubishi UFJ Lease & Finance Co., Ltd.                                          1,546,200   10,021,039
    Mitsui & Co., Ltd.                                                                1,092,800   19,227,243
    Mitsui & Co., Ltd. Sponsored ADR                                                     11,723    4,155,804
    Mitsui Chemicals, Inc.                                                              633,960   19,988,689
    Mitsui Fudosan Co., Ltd.                                                            837,800   22,064,156
#   Mitsui OSK Lines, Ltd.                                                              400,300   14,420,452
    Mizuho Financial Group, Inc.                                                     32,106,400   60,865,769
    Mizuho Financial Group, Inc. ADR                                                    184,055      715,974
    MS&AD Insurance Group Holdings, Inc.                                                962,053   32,862,780
    NEC Corp.                                                                         1,086,410   32,847,610
    NGK Spark Plug Co., Ltd.                                                             16,000      423,690
    NH Foods, Ltd.                                                                      217,536    5,239,972
    NHK Spring Co., Ltd.                                                                676,600    7,541,093
    Nikon Corp.                                                                         185,000    3,607,780
    Nippo Corp.                                                                         231,000    5,312,389
    Nippon Electric Glass Co., Ltd.                                                     110,200    4,556,471
    Nippon Express Co., Ltd.                                                            352,924   25,432,041
    Nippon Paper Industries Co., Ltd.                                                   451,300    8,592,260
    Nippon Shokubai Co., Ltd.                                                           102,400    7,292,055
    Nippon Steel & Sumitomo Metal Corp.                                               2,142,693   54,686,111
*   Nippon Yusen K.K.                                                                   771,300   19,389,949
    Nissan Motor Co., Ltd.                                                            6,443,700   69,028,220
    Nisshin Seifun Group, Inc.                                                           41,700      838,269
    Nisshinbo Holdings, Inc.                                                            305,000    4,349,937
    NOK Corp.                                                                           355,120    8,284,581
    Nomura Holdings, Inc.                                                             7,891,502   51,519,265
    Nomura Real Estate Holdings, Inc.                                                   427,900   10,251,464
    NSK, Ltd.                                                                            29,000      480,958
    NTN Corp.                                                                         1,649,000    8,504,770
    Obayashi Corp.                                                                      279,682    3,376,754
    Oji Holdings Corp.                                                                3,833,000   26,335,247
    ORIX Corp.                                                                        3,123,900   58,515,878
    Resona Holdings, Inc.                                                             6,274,800   37,999,651
    Ricoh Co., Ltd.                                                                   3,215,400   31,693,848
    Rohm Co., Ltd.                                                                       13,300    1,465,200
    Sankyo Co., Ltd.                                                                     73,900    2,401,050
    SBI Holdings, Inc.                                                                  518,800   12,612,170
    Sega Sammy Holdings, Inc.                                                           232,900    3,259,893
    Seino Holdings Co., Ltd.                                                            413,700    6,879,473
    Sekisui Chemical Co., Ltd.                                                           58,500    1,118,544

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CONTINUED


                                                                                      SHARES      VALUE++
                                                                                     --------- --------------
JAPAN -- (Continued)
#   Sekisui House, Ltd.                                                              1,108,700 $   20,370,529
    Shimamura Co., Ltd.                                                                 16,500      1,939,824
#   Shinsei Bank, Ltd.                                                                 313,400      5,479,653
#   Shizuoka Bank, Ltd. (The)                                                          851,000      9,100,208
    Sojitz Corp.                                                                     2,489,000      8,058,098
    Sompo Holdings, Inc.                                                               479,000     19,233,805
    Sumitomo Chemical Co., Ltd.                                                      5,679,000     41,785,829
    Sumitomo Corp.                                                                     924,000     15,976,518
    Sumitomo Dainippon Pharma Co., Ltd.                                                 37,700        556,537
    Sumitomo Electric Industries, Ltd.                                               2,838,500     48,581,309
    Sumitomo Forestry Co., Ltd.                                                        516,000      8,889,240
    Sumitomo Heavy Industries, Ltd.                                                    372,600     17,087,098
    Sumitomo Metal Mining Co., Ltd.                                                    360,300     16,917,347
    Sumitomo Mitsui Financial Group, Inc.                                            2,854,200    128,541,623
    Sumitomo Mitsui Trust Holdings, Inc.                                               405,244     16,873,899
    Sumitomo Rubber Industries, Ltd.                                                   664,300     12,939,164
    Suzuken Co., Ltd.                                                                  113,000      4,816,725
    T&D Holdings, Inc.                                                               1,235,600     22,154,560
    Taiheiyo Cement Corp.                                                              279,821     11,875,348
    Taisho Pharmaceutical Holdings Co., Ltd.                                             2,000        162,901
    Takashimaya Co., Ltd.                                                              821,634      8,549,436
    TDK Corp.                                                                          399,200     36,953,801
    Teijin, Ltd.                                                                       771,690     17,109,580
    Toda Corp.                                                                         209,000      1,646,666
    Tokai Rika Co., Ltd.                                                               165,500      3,600,492
    Tokio Marine Holdings, Inc.                                                      1,011,819     47,840,704
    Tokyo Broadcasting System Holdings, Inc.                                            56,000      1,349,400
    Tokyo Tatemono Co., Ltd.                                                           410,100      6,611,928
    Tokyu Fudosan Holdings Corp.                                                     1,737,700     13,758,306
    Toppan Printing Co., Ltd.                                                        1,326,000     12,499,586
    Tosoh Corp.                                                                        603,000     13,882,436
    Toyo Seikan Group Holdings, Ltd.                                                   479,549      7,773,710
    Toyoda Gosei Co., Ltd.                                                             257,800      6,860,865
    Toyota Industries Corp.                                                            198,500     12,976,029
    Toyota Motor Corp.                                                               4,407,290    303,650,512
#   Toyota Motor Corp. Sponsored ADR                                                   246,307     33,970,661
    Toyota Tsusho Corp.                                                                747,700     30,387,424
    TS Tech Co., Ltd.                                                                   29,700      1,272,842
    TV Asahi Holdings Corp.                                                             31,700        655,520
    Ube Industries, Ltd.                                                               460,500     13,755,392
    Universal Entertainment Corp.                                                       23,600      1,125,522
#   Yamada Denki Co., Ltd.                                                           2,456,700     14,588,289
    Yamaguchi Financial Group, Inc.                                                    320,148      3,763,782
    Yokohama Rubber Co., Ltd. (The)                                                    410,200     10,472,083
    Zeon Corp.                                                                          65,000        980,982
                                                                                               --------------
TOTAL JAPAN                                                                                     3,111,261,426
                                                                                               --------------
NETHERLANDS -- (3.4%)
#   ABN AMRO Group NV                                                                  904,290     30,608,447
    Aegon NV(2008411)                                                                   16,602        112,728
#   Aegon NV(5927375)                                                                3,079,824     21,045,949
    Akzo Nobel NV                                                                       33,168      3,104,277

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CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
NETHERLANDS -- (Continued)
#*  ArcelorMittal(BD4H9V1)                                                              726,121 $ 26,423,547
*   ArcelorMittal(BYPBS67)                                                            1,780,735   64,493,417
    Coca-Cola European Partners P.L.C.                                                   31,954    1,282,986
    ING Groep NV                                                                      5,655,087  111,039,082
#   ING Groep NV Sponsored ADR                                                        1,003,902   19,776,869
    Koninklijke Ahold Delhaize NV                                                     3,833,224   85,634,176
    Koninklijke Ahold Delhaize NV Sponsored ADR                                         211,969    4,726,909
#   Koninklijke DSM NV                                                                  656,841   67,912,392
    Koninklijke Philips NV(2614313)                                                      77,993    3,178,995
    Koninklijke Philips NV(5986622)                                                     551,895   22,495,101
#   NN Group NV                                                                         739,761   34,890,666
#   Randstad Holding NV                                                                  71,675    5,059,506
                                                                                                ------------
TOTAL NETHERLANDS                                                                                501,785,047
                                                                                                ------------
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                                                             2,185,390    4,954,400
    Auckland International Airport, Ltd.                                              1,070,654    5,275,016
    EBOS Group, Ltd.                                                                     10,032      135,763
    Fletcher Building, Ltd.                                                           1,337,463    7,715,565
#   Fonterra Co-operative Group, Ltd.                                                   175,854      803,584
                                                                                                ------------
TOTAL NEW ZEALAND                                                                                 18,884,328
                                                                                                ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                                                     35,437    2,030,665
#   DNB ASA                                                                           1,392,388   28,300,626
    Norsk Hydro ASA                                                                   2,295,351   16,713,241
    Norsk Hydro ASA Sponsored ADR                                                        46,000      333,730
    SpareBank 1 SR-Bank ASA                                                             207,957    2,482,254
    Statoil ASA                                                                         855,684   20,049,799
#   Storebrand ASA                                                                      867,737    7,767,470
#   Subsea 7 SA                                                                         767,469   11,954,214
    Yara International ASA                                                              341,418   16,422,459
                                                                                                ------------
TOTAL NORWAY                                                                                     106,054,458
                                                                                                ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                                                   541,158    4,734,181
                                                                                                ------------
SINGAPORE -- (0.8%)
    CapitaLand, Ltd.                                                                  5,086,200   14,849,967
    City Developments, Ltd.                                                           1,342,200   13,527,226
    DBS Group Holdings, Ltd.                                                             88,931    1,784,943
    Frasers Centrepoint, Ltd.                                                           465,500      763,110
    Golden Agri-Resources, Ltd.                                                      12,719,900    3,674,323
    Hutchison Port Holdings Trust                                                    16,251,500    6,721,231
#   Keppel Corp., Ltd.                                                                4,932,100   32,476,555
    Olam International, Ltd.                                                            410,300      696,301
    SembCorp Industries, Ltd.                                                         3,503,300    9,052,970
    Singapore Airlines, Ltd.                                                          2,547,600   21,941,684
    United Industrial Corp., Ltd.                                                     1,867,970    4,810,134
    UOL Group, Ltd.                                                                   1,015,674    7,062,926

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CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
SINGAPORE -- (Continued)
    Wilmar International, Ltd.                                                        1,227,900 $  2,990,380
                                                                                                ------------
TOTAL SINGAPORE                                                                                  120,351,750
                                                                                                ------------
SPAIN -- (2.7%)
    Banco Bilbao Vizcaya Argentaria SA                                                1,512,484   14,193,976
    Banco de Sabadell SA                                                             18,523,466   44,026,674
#   Banco Santander SA                                                               28,980,064  215,154,947
    Banco Santander SA Sponsored ADR                                                     70,430      521,886
    Bankia SA                                                                           497,865    2,520,211
    CaixaBank SA                                                                      1,532,759    8,267,882
    Iberdrola SA(B288C92)                                                               236,411    1,924,335
    Iberdrola SA(BF7PH45)                                                                 5,139       41,845
    Mapfre SA                                                                           404,428    1,436,088
    Repsol SA                                                                         5,389,065  101,427,148
                                                                                                ------------
TOTAL SPAIN                                                                                      389,514,992
                                                                                                ------------
SWEDEN -- (2.5%)
*   Arjo AB Class B                                                                     148,151      485,069
    Boliden AB                                                                        1,273,315   46,225,073
*   Essity AB Class A                                                                    40,506    1,212,430
*   Essity AB Class B                                                                   223,246    6,687,483
    Getinge AB Class B                                                                  224,227    3,072,535
#   Holmen AB Class A                                                                     2,781      169,901
    Holmen AB Class B                                                                   238,142   12,545,238
#   ICA Gruppen AB                                                                        8,133      317,735
#   Intrum Justitia AB                                                                   12,341      457,591
#   Millicom International Cellular SA                                                  123,600    9,219,633
    Nordea Bank AB                                                                    7,285,616   89,941,625
    Skandinaviska Enskilda Banken AB                                                     28,685      366,951
#   Skandinaviska Enskilda Banken AB Class A                                          4,352,124   55,001,214
*   SSAB AB Class A                                                                     488,788    3,101,269
*   SSAB AB Class B                                                                   1,231,759    6,408,435
#   Svenska Cellulosa AB SCA Class A                                                     63,918      740,725
    Svenska Cellulosa AB SCA Class B                                                  1,764,177   18,254,229
    Svenska Handelsbanken AB Class A                                                  1,326,045   19,299,507
    Svenska Handelsbanken AB Class B                                                      8,306      122,754
#   Tele2 AB Class B                                                                    614,314    7,682,655
#   Telefonaktiebolaget LM Ericsson Class A                                              28,098      181,009
#   Telefonaktiebolaget LM Ericsson Class B                                           4,670,331   30,038,773
#   Telefonaktiebolaget LM Ericsson Sponsored ADR                                       466,285    3,002,875
    Telia Co. AB                                                                      7,369,423   36,992,193
    Trelleborg AB Class B                                                               330,139    8,811,911
                                                                                                ------------
TOTAL SWEDEN                                                                                     360,338,813
                                                                                                ------------
SWITZERLAND -- (7.5%)
    ABB, Ltd.                                                                           659,006   18,368,321
    Adecco Group AG                                                                     747,305   61,488,965
    Baloise Holding AG                                                                  216,241   35,377,537
    Banque Cantonale Vaudoise                                                               468      393,656
#   Cie Financiere Richemont SA                                                       1,447,229  138,812,423
    Clariant AG                                                                       1,343,506   38,454,818
#   Credit Suisse Group AG                                                            1,363,427   26,370,061

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CONTINUED


                                                                                       SHARES       VALUE++
                                                                                     ----------- --------------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG Sponsored ADR                                               1,052,790 $   20,360,959
*   Dufry AG                                                                             143,489     22,259,100
    Flughafen Zurich AG                                                                   25,219      6,424,813
    Helvetia Holding AG                                                                    2,332      1,389,314
#   Julius Baer Group, Ltd.                                                              634,580     43,593,271
    LafargeHolcim, Ltd.                                                                  822,246     50,309,139
    LafargeHolcim, Ltd.                                                                  375,078     22,992,384
    Lonza Group AG                                                                         1,094        303,953
    Novartis AG                                                                        1,815,699    163,879,658
    Novartis AG Sponsored ADR                                                            285,463     25,708,798
#   Swatch Group AG (The)(7184736)                                                       176,687     15,262,789
#   Swatch Group AG (The)(7184725)                                                       139,269     63,714,085
    Swiss Life Holding AG                                                                106,141     39,855,693
#   Swiss Re AG                                                                          821,038     80,981,763
    UBS Group AG(BRJL176)                                                              3,507,610     71,202,384
#*  UBS Group AG(H42097107)                                                              546,615     11,107,217
    Vifor Pharma AG                                                                        8,203      1,206,412
    Zurich Insurance Group AG                                                            417,577    137,360,947
                                                                                                 --------------
TOTAL SWITZERLAND                                                                                 1,097,178,460
                                                                                                 --------------
UNITED KINGDOM -- (16.6%)
#   Anglo American P.L.C.                                                              5,924,428    143,613,560
    Antofagasta P.L.C.                                                                   156,105      2,066,052
    Aviva P.L.C.                                                                       3,787,407     27,630,718
    Barclays P.L.C.                                                                      605,719      1,722,610
#   Barclays P.L.C. Sponsored ADR                                                      5,064,733     57,586,014
    Barratt Developments P.L.C.                                                        1,990,132     16,531,642
    BHP Billiton P.L.C.                                                                  469,563     10,457,273
    BHP Billiton P.L.C. ADR                                                               85,415      3,802,676
    BP P.L.C. Sponsored ADR                                                            8,305,690    355,400,475
    Carnival P.L.C.                                                                       28,308      1,997,261
    Glencore P.L.C.                                                                   22,334,025    128,005,069
    HSBC Holdings P.L.C.                                                              16,748,580    178,684,710
#   HSBC Holdings P.L.C. Sponsored ADR                                                 2,817,543    151,893,743
    Investec P.L.C.                                                                      118,718        922,349
    J Sainsbury P.L.C.                                                                 8,162,535     29,369,190
    John Wood Group P.L.C.                                                               109,635      1,010,636
    Kingfisher P.L.C.                                                                  7,427,275     36,562,609
    Lloyds Banking Group P.L.C.                                                      161,936,300    159,992,743
#   Lloyds Banking Group P.L.C. ADR                                                    1,479,223      5,961,269
    Mediclinic International P.L.C.                                                       54,336        460,125
    Old Mutual P.L.C.                                                                  3,285,491     10,904,859
    Pearson P.L.C.                                                                       748,020      7,362,396
#   Pearson P.L.C. Sponsored ADR                                                       1,119,256     10,935,131
*   Royal Bank of Scotland Group P.L.C.                                                2,796,353     11,438,239
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR                                    632,031      5,264,818
    Royal Dutch Shell P.L.C. Class A                                                   2,411,083     84,529,314
    Royal Dutch Shell P.L.C. Class B                                                     398,623     14,140,143
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                                    3,961,368    278,246,462
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B                                    3,852,485    277,109,246
    Royal Mail P.L.C.                                                                  1,580,741     10,531,919
*   Standard Chartered P.L.C.                                                          5,586,420     64,999,309

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                         SHARES       VALUE++
                                                                                       ---------- ---------------
UNITED KINGDOM -- (Continued)
      Vodafone Group P.L.C.                                                            58,351,986 $   186,016,404
#     Vodafone Group P.L.C. Sponsored ADR                                               4,011,201     129,240,905
      WM Morrison Supermarkets P.L.C.                                                   7,577,829      23,884,450
                                                                                                  ---------------
TOTAL UNITED KINGDOM                                                                                2,428,274,319
                                                                                                  ---------------
TOTAL COMMON STOCKS                                                                                13,602,746,465
                                                                                                  ---------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Bayerische Motoren Werke AG                                                          86,355       8,440,469
      Porsche Automobil Holding SE                                                        267,840      24,785,360
      Volkswagen AG                                                                       642,243     141,231,781
                                                                                                  ---------------
TOTAL GERMANY                                                                                         174,457,610
                                                                                                  ---------------
TOTAL PREFERRED STOCKS                                                                                174,457,610
                                                                                                  ---------------
RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                                                     4,527,166          22,449
                                                                                                  ---------------
TOTAL INVESTMENT SECURITIES                                                                        13,777,226,524
                                                                                                  ---------------

                                                                                                      VALUE+
                                                                                                  ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund                                                   74,202,207     858,593,732
                                                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $11,512,736,170)^^                                            $14,635,820,256
                                                                                                  ===============

At January 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future     381     03/16/18  $ 38,353,824 $ 40,871,775   $2,517,951
S&P 500 Emini Index(R)     564     03/16/18    74,836,382   79,687,560    4,851,178
                                             ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                      $113,190,206 $120,559,335   $7,369,129
                                             ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Australia                   $   41,588,904 $   755,887,340   --    $   797,476,244
   Austria                                 --      13,406,901   --         13,406,901
   Belgium                                 --     141,663,474   --        141,663,474
   Canada                       1,117,539,212              --   --      1,117,539,212
   Denmark                                 --     218,524,163   --        218,524,163
   Finland                          3,321,124     113,490,464   --        116,811,588
   France                                  --   1,308,815,279   --      1,308,815,279
   Germany                         91,100,450     950,462,120   --      1,041,562,570
   Hong Kong                        2,874,251     347,303,110   --        350,177,361
   Ireland                          7,429,729      26,286,006   --         33,715,735
   Israel                                  --      45,958,430   --         45,958,430
   Italy                           48,346,893     230,370,841   --        278,717,734
   Japan                           77,735,757   3,033,525,669   --      3,111,261,426
   Netherlands                     54,219,048     447,565,999   --        501,785,047
   New Zealand                             --      18,884,328   --         18,884,328
   Norway                             333,730     105,720,728   --        106,054,458
   Portugal                                --       4,734,181   --          4,734,181
   Singapore                               --     120,351,750   --        120,351,750
   Spain                              563,731     388,951,261   --        389,514,992
   Sweden                           3,487,944     356,850,869   --        360,338,813
   Switzerland                     57,176,974   1,040,001,486   --      1,097,178,460
   United Kingdom               1,275,440,739   1,152,833,580   --      2,428,274,319
Preferred Stocks
   Germany                                 --     174,457,610   --        174,457,610
Rights/Warrants
   Italy                                   --          22,449   --             22,449
Securities Lending Collateral              --     858,593,732   --        858,593,732
Futures Contracts**                 7,369,129              --   --          7,369,129
                               -------------- ---------------   --    ---------------
TOTAL                          $2,788,527,615 $11,854,661,770   --    $14,643,189,385
                               ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                     SHARES    VALUE++
                                                                                     ------- -----------
COMMON STOCKS -- (92.8%)
Consumer Discretionary -- (18.2%)
    Adastria Co., Ltd.                                                               186,240 $ 3,979,148
#   Adventure, Inc.                                                                    5,600     758,999
#   Aeon Fantasy Co., Ltd.                                                            49,332   2,483,295
#*  AGORA Hospitality Group Co., Ltd.                                                372,000     132,878
    Ahresty Corp.                                                                    137,600   1,166,370
#*  Aigan Co., Ltd.                                                                   57,400     291,397
    Aisan Industry Co., Ltd.                                                         236,900   2,859,688
#*  Akebono Brake Industry Co., Ltd.                                                 630,900   1,860,258
    Alpen Co., Ltd.                                                                  122,400   2,833,181
    Alpha Corp.                                                                       41,200     828,250
    Alpine Electronics, Inc.                                                         277,500   6,295,119
    Amiyaki Tei Co., Ltd.                                                             26,600   1,284,600
    Amuse, Inc.                                                                       72,498   2,236,975
*   Anrakutei Co., Ltd.                                                                2,200      95,163
    AOI TYO Holdings, Inc.                                                           109,931   1,403,904
    AOKI Holdings, Inc.                                                              247,700   3,756,412
    Aoyama Trading Co., Ltd.                                                         307,500  12,109,403
    Arata Corp.                                                                       74,100   3,838,418
    Arcland Sakamoto Co., Ltd.                                                       186,600   3,219,440
    Arcland Service Holdings Co., Ltd.                                               104,900   2,377,756
    Asahi Broadcasting Corp.                                                          56,400     461,030
#   Asahi Co., Ltd.                                                                  105,600   1,350,397
    Asante, Inc.                                                                      32,500     533,195
    Ashimori Industry Co., Ltd.                                                       28,699     759,990
#   ASKUL Corp.                                                                      144,900   4,844,116
*   Asrapport Dining Co., Ltd.                                                        87,200     391,221
    Asti Corp.                                                                        16,600     747,033
#   Atom Corp.                                                                       615,400   5,414,604
    Atsugi Co., Ltd.                                                                 108,200   1,240,456
    Autobacs Seven Co., Ltd.                                                         455,700   9,122,993
    Avex, Inc.                                                                       243,100   3,631,364
#   Baroque Japan, Ltd.                                                               82,100     752,156
    Belluna Co., Ltd.                                                                258,800   3,185,928
    Bic Camera, Inc.                                                                 551,900   8,515,141
    Bookoff Corp.                                                                     59,400     453,150
#   BRONCO BILLY Co., Ltd.                                                            68,300   2,194,340
    Can Do Co., Ltd.                                                                  58,900     950,037
    Central Automotive Products, Ltd.                                                 71,800   1,151,814
    Central Sports Co., Ltd.                                                          44,100   1,675,644
    Ceres, Inc.                                                                        8,400     142,150
    CHIMNEY Co., Ltd.                                                                 33,700     894,638
    Chiyoda Co., Ltd.                                                                104,400   2,590,690
#   Chofu Seisakusho Co., Ltd.                                                       132,900   3,105,258
    Chori Co., Ltd.                                                                   75,500   1,359,096
    Choushimaru Co., Ltd.                                                                600      27,231
    Chuo Spring Co., Ltd.                                                             20,000     678,872
    Clarion Co., Ltd.                                                                783,000   2,878,551
    Cleanup Corp.                                                                    127,800   1,019,667
#   Coco's Japan Co., Ltd.                                                            39,000     809,195
#   Colowide Co., Ltd.                                                               381,300   7,669,108
    Corona Corp.                                                                     101,400   1,283,039

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
Consumer Discretionary -- (Continued)
#   Create Restaurants Holdings, Inc.                                                287,900 $3,192,141
#   Cross Plus, Inc.                                                                   9,800    101,710
    D.A. Consortium Holdings, Inc.                                                   169,000  3,723,728
    Daido Metal Co., Ltd.                                                            223,200  2,338,552
#   Daidoh, Ltd.                                                                     147,400    629,599
#   Daikoku Denki Co., Ltd.                                                           54,400    886,208
    Daikyonishikawa Corp.                                                            243,700  3,981,257
    Dainichi Co., Ltd.                                                                64,800    506,523
    Daisyo Corp.                                                                      47,200    744,966
    Daiyu Lic Holdings Co., Ltd.                                                      54,900    735,673
#   DCM Holdings Co., Ltd.                                                           627,500  6,218,433
#   DD Holdings Co., Ltd.                                                             27,000  1,013,721
#   Descente, Ltd.                                                                   266,700  4,861,324
    Doshisha Co., Ltd.                                                               153,900  3,617,351
    Doutor Nichires Holdings Co., Ltd.                                               195,386  4,641,582
    Dynic Corp.                                                                       39,600    413,986
    Eagle Industry Co., Ltd.                                                         156,600  3,109,506
    EAT&Co, Ltd.                                                                      16,100    330,126
#   EDION Corp.                                                                      471,900  6,036,465
#   ES-Con Japan, Ltd.                                                               219,700  1,469,519
    ESCRIT, Inc.                                                                      49,500    491,772
#   Evolable Asia Corp.                                                               35,300    780,984
    Exedy Corp.                                                                      193,000  6,775,182
    F-Tech, Inc.                                                                      80,100  1,224,838
    FCC Co., Ltd.                                                                    211,500  5,687,704
*   Felissimo Corp.                                                                   18,200    220,116
#   Fields Corp.                                                                      96,800  1,070,862
#   Fine Sinter Co., Ltd.                                                              9,800    218,918
    First Juken Co., Ltd.                                                             37,300    604,655
#   First-corp, Inc.                                                                  46,100    689,131
    FJ Next Co., Ltd.                                                                101,500    893,537
    Foster Electric Co., Ltd.                                                        155,800  4,614,431
    France Bed Holdings Co., Ltd.                                                    144,200  1,376,848
#*  FreakOut Holdings, Inc.                                                           36,100    918,521
    Fuji Co., Ltd.                                                                   146,600  3,097,130
#   Fuji Corp.                                                                        35,100    829,339
    Fuji Corp., Ltd.                                                                 168,200  1,327,230
#   Fuji Kyuko Co., Ltd.                                                             148,300  4,396,009
    Fuji Oozx, Inc.                                                                      600     36,023
    Fujibo Holdings, Inc.                                                             68,500  2,550,717
    Fujikura Rubber, Ltd.                                                            134,600  1,131,299
#   Fujio Food System Co., Ltd.                                                       54,000  1,004,449
    Fujishoji Co., Ltd.                                                               52,900    607,596
#   Fujita Kanko, Inc.                                                                52,100  1,641,551
#   Fujitsu General, Ltd.                                                            260,000  5,146,542
    FuKoKu Co., Ltd.                                                                  55,000    553,865
#   Funai Electric Co., Ltd.                                                         145,300  1,105,459
#   Furukawa Battery Co., Ltd. (The)                                                  93,300    961,158
    Furyu Corp.                                                                       76,300    780,617
    Futaba Industrial Co., Ltd.                                                      389,900  3,744,054
    G-Tekt Corp.                                                                     131,600  2,686,505
    Gakken Holdings Co., Ltd.                                                         31,300  1,793,169
    Gakkyusha Co., Ltd.                                                               50,300    772,174

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
Consumer Discretionary -- (Continued)
#   Genki Sushi Co., Ltd.                                                             34,800 $1,070,321
#   Geo Holdings Corp.                                                               223,300  4,546,939
#   Gfoot Co., Ltd.                                                                   84,100    611,002
    Global, Ltd. (The)                                                                44,600    416,011
    GLOBERIDE, Inc.                                                                   64,099  1,517,208
#   Gokurakuyu Holdings Co., Ltd.                                                     66,100    441,755
#   Goldwin, Inc.                                                                     36,300  3,750,111
#   Golf Digest Online, Inc.                                                          69,000    773,005
    Gourmet Kineya Co., Ltd.                                                          85,000    895,777
    GSI Creos Corp.                                                                   39,100    576,368
    Gunze, Ltd.                                                                      116,200  7,217,246
    H-One Co., Ltd.                                                                  129,300  1,874,687
    H2O Retailing Corp.                                                              297,900  6,041,956
    Hagihara Industries, Inc.                                                         80,800  1,501,385
    Hakuyosha Co., Ltd.                                                               12,500    467,551
#   Hamee Corp.                                                                       41,500    829,089
    Handsman Co., Ltd.                                                                35,000    508,348
    Happinet Corp.                                                                   104,100  1,910,125
    Harada Industry Co., Ltd.                                                         52,700    589,141
    Hard Off Corp. Co., Ltd.                                                          60,900    659,158
    Haruyama Holdings, Inc.                                                           49,100    492,589
    Heian Ceremony Service Co., Ltd.                                                   6,700     61,994
    Heiwa Corp.                                                                      306,200  6,137,022
    HI-LEX Corp.                                                                      84,300  2,160,144
    Hiday Hidaka Corp.                                                               123,156  3,904,090
#   Himaraya Co., Ltd.                                                                35,900    437,161
    Hinokiya Holdings Co., Ltd.                                                       25,200    617,012
#   Hiramatsu, Inc.                                                                  230,800  1,230,377
    HIS Co., Ltd.                                                                    249,300  9,031,030
    Honeys Holdings Co., Ltd.                                                        110,140  1,142,817
#   Hoosiers Holdings                                                                149,300  1,066,064
#   Hotland Co., Ltd.                                                                 61,800    795,809
#   House Do Co., Ltd.                                                                18,900    493,468
#   HUB Co., Ltd.                                                                     33,400    441,910
    I K K, Inc.                                                                       65,900    484,008
#   I.K Co., Ltd.                                                                     15,800    560,222
    IBJ, Inc.                                                                        114,400  1,085,067
    Ichibanya Co., Ltd.                                                               85,958  3,532,626
    Ichikoh Industries, Ltd.                                                         244,500  2,295,568
    IDOM, Inc.                                                                       462,300  3,233,235
    IJT Technology Holdings Co., Ltd.                                                154,580  1,497,485
    Imagica Robot Holdings, Inc.                                                      94,700  1,132,265
    Imasen Electric Industrial                                                       119,900  1,440,573
    Intage Holdings, Inc.                                                            228,000  2,916,074
*   Izutsuya Co., Ltd.                                                                61,699    266,200
    Janome Sewing Machine Co., Ltd.                                                  119,000    902,798
    Japan Best Rescue System Co., Ltd.                                               132,900  1,119,946
    Japan Wool Textile Co., Ltd. (The)                                               360,500  3,890,254
#   JINS, Inc.                                                                        91,000  4,163,949
#   Joban Kosan Co., Ltd.                                                             41,199    698,775
#   Jolly--Pasta Co., Ltd.                                                            18,600    280,332
    Joshin Denki Co., Ltd.                                                           123,500  4,000,886
#   Joyful Honda Co., Ltd.                                                            75,600  2,522,671

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
Consumer Discretionary -- (Continued)
#   JP-Holdings, Inc.                                                                  374,800 $1,110,659
    JVC Kenwood Corp.                                                                1,000,930  3,879,041
    K's Holdings Corp.                                                                  16,500    460,888
*   Kadokawa Dwango                                                                    373,933  4,717,701
    Kasai Kogyo Co., Ltd.                                                              164,500  2,649,542
    Kawai Musical Instruments Manufacturing Co., Ltd.                                   43,300  1,344,038
    Keihin Corp.                                                                       267,500  5,576,930
#   Keiyo Co., Ltd.                                                                    226,400  1,399,289
#   KFC Holdings Japan, Ltd.                                                           105,200  1,935,594
    Ki-Star Real Estate Co., Ltd.                                                       45,700  1,284,268
    King Co., Ltd.                                                                      29,800    171,477
*   Kintetsu Department Store Co., Ltd.                                                 47,200  1,707,032
    Kitamura Co., Ltd.                                                                   5,200     37,768
*   KNT-CT Holdings Co., Ltd.                                                           76,500  1,234,010
    Kohnan Shoji Co., Ltd.                                                             179,800  4,529,831
*   Kojima Co., Ltd.                                                                   203,400    684,383
    Komatsu Seiren Co., Ltd.                                                           208,900  1,728,826
    KOMEDA Holdings Co., Ltd.                                                          285,400  5,483,964
    Komehyo Co., Ltd.                                                                   45,200    812,915
    Komeri Co., Ltd.                                                                   192,600  5,555,000
#   Konaka Co., Ltd.                                                                   162,006    935,871
    Koshidaka Holdings Co., Ltd.                                                        78,000  4,327,795
#   Kourakuen Holdings Corp.                                                            69,400  1,165,501
    KU Holdings Co., Ltd.                                                              130,900  1,406,766
#   Kura Corp.                                                                          70,100  4,254,184
    Kurabo Industries, Ltd.                                                          1,282,000  4,157,412
    Kushikatsu Tanaka Co.                                                               20,100    726,590
    KYB Corp.                                                                          124,700  8,132,404
    Kyoritsu Maintenance Co., Ltd.                                                     198,462  8,186,653
#*  Laox Co., Ltd.                                                                     198,000  1,129,758
#   LEC, Inc.                                                                           81,100  2,303,629
    LIFULL Co., Ltd.                                                                   364,500  3,108,460
*   Litalico, Inc.                                                                      35,800    684,461
#   Look Holdings, Inc.                                                                228,000    801,984
#   Mamiya-Op Co., Ltd.                                                                 29,600    361,048
    Mars Engineering Corp.                                                              70,900  1,576,511
#*  Maruzen CHI Holdings Co., Ltd.                                                      66,900    210,247
#   Matsuya Co., Ltd.                                                                  188,500  2,688,183
    Matsuya Foods Co., Ltd.                                                             61,900  2,244,781
    Meiko Network Japan Co., Ltd.                                                      136,000  1,653,170
    Meiwa Estate Co., Ltd.                                                              73,400    597,990
    Mikuni Corp.                                                                       152,400  1,093,326
    Misawa Homes Co., Ltd.                                                             150,400  1,321,804
    Mitsuba Corp.                                                                      220,790  3,126,267
    Mitsui Home Co., Ltd.                                                              182,000  1,195,322
    Mizuno Corp.                                                                       127,300  3,708,289
#   Monogatari Corp. (The)                                                              34,300  3,297,638
    Morito Co., Ltd.                                                                    93,800    856,607
    MrMax Holdings, Ltd.                                                               168,500  1,246,357
    Murakami Corp.                                                                      27,100    859,544
    Musashi Seimitsu Industry Co., Ltd.                                                139,000  4,445,798
    Nafco Co., Ltd.                                                                     45,100    829,811
    Nagawa Co., Ltd.                                                                    34,000  1,445,125

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
Consumer Discretionary -- (Continued)
#*  Naigai Co., Ltd.                                                                    54,400 $  292,861
#   Nakayamafuku Co., Ltd.                                                              37,000    263,327
#   Nextage Co., Ltd.                                                                  146,800  1,435,560
    Nice Holdings, Inc.                                                                 44,400    623,025
    Nichirin Co., Ltd.                                                                  62,660  1,708,503
    Nihon Eslead Corp.                                                                  50,800  1,101,798
    Nihon House Holdings Co., Ltd.                                                     274,900  1,757,747
#   Nihon Plast Co., Ltd.                                                               70,300    706,466
#   Nihon Tokushu Toryo Co., Ltd.                                                       82,400  1,735,016
    Nippon Felt Co., Ltd.                                                               62,000    307,896
    Nippon Piston Ring Co., Ltd.                                                        48,600  1,006,872
    Nippon Seiki Co., Ltd.                                                             264,900  5,489,359
    Nippon View Hotel Co., Ltd.                                                         36,600    524,688
    Nishikawa Rubber Co., Ltd.                                                          26,800    612,038
    Nishimatsuya Chain Co., Ltd.                                                       325,800  3,836,524
    Nissan Shatai Co., Ltd.                                                            407,900  4,308,150
    Nissan Tokyo Sales Holdings Co., Ltd.                                              170,000    624,619
    Nissei Build Kogyo Co., Ltd.                                                       216,500  2,735,550
    Nissin Kogyo Co., Ltd.                                                             258,900  4,886,697
    Nittan Valve Co., Ltd.                                                             109,200    424,196
    Nojima Corp.                                                                       201,700  4,861,569
    Ohashi Technica, Inc.                                                               56,700    932,451
    Ohsho Food Service Corp.                                                            85,400  3,999,839
#*  Omikenshi Co., Ltd.                                                                322,000    413,695
#*  Onkyo Corp.                                                                        101,300    139,929
    Onward Holdings Co., Ltd.                                                          792,000  6,811,341
#   Ootoya Holdings Co., Ltd.                                                           31,700    690,662
#*  Open Door, Inc.                                                                     65,100  1,633,531
#*  OPT Holding, Inc.                                                                   72,900    995,649
#   Otsuka Kagu, Ltd.                                                                   80,200    563,909
    Ozu Corp.                                                                           12,000    243,895
    Pacific Industrial Co., Ltd.                                                       293,300  4,463,012
    PAL GROUP Holdings Co., Ltd.                                                        70,000  2,002,740
    PALTAC Corp.                                                                       175,334  7,784,293
    PAPYLESS Co., Ltd.                                                                  28,600    536,235
    Parco Co., Ltd.                                                                    131,200  1,855,371
    Paris Miki Holdings, Inc.                                                          166,400    772,644
    PC Depot Corp.                                                                      16,781    122,839
#   People Co., Ltd.                                                                    19,600    325,784
#   Pepper Food Service Co., Ltd.                                                       85,600  3,781,530
#   PIA Corp.                                                                           36,100  2,377,228
    Piolax, Inc.                                                                       181,300  5,439,006
#*  Pioneer Corp.                                                                    2,363,400  5,042,668
#   Plenus Co., Ltd.                                                                   138,100  2,707,298
    Press Kogyo Co., Ltd.                                                              623,200  3,965,597
    Pressance Corp.                                                                    250,100  3,591,462
    Proto Corp.                                                                         83,900  1,266,306
    Raccoon Co., Ltd.                                                                   83,300    586,564
    Regal Corp.                                                                          1,000     27,528
    Renaissance, Inc.                                                                   60,600    993,444
#*  Renown, Inc.                                                                       346,100    590,619
#   Resol Holdings Co., Ltd.                                                            16,799    709,128
    Resorttrust, Inc.                                                                  406,900  9,698,043

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
Consumer Discretionary -- (Continued)
    Rhythm Watch Co., Ltd.                                                            55,900 $1,178,589
    Riberesute Corp.                                                                  49,400    446,755
#   Ride On Express Holdings Co., Ltd.                                                50,300    488,260
#   Right On Co., Ltd.                                                                96,125    827,303
    Riken Corp.                                                                       64,000  3,631,844
#   Ringer Hut Co., Ltd.                                                             147,700  3,307,103
    Riso Kyoiku Co., Ltd.                                                            223,500  1,716,324
    Round One Corp.                                                                  442,300  8,202,257
    Royal Holdings Co., Ltd.                                                         178,300  4,878,997
*   Royal Hotel, Ltd. (The)                                                            2,100     38,495
#*  RVH, Inc.                                                                         85,200    475,124
    Sac's Bar Holdings, Inc.                                                         127,150  1,417,425
    Saizeriya Co., Ltd.                                                              184,600  5,598,630
    Sakai Ovex Co., Ltd.                                                              32,199    772,684
    San Holdings, Inc.                                                                28,600    766,471
*   Sanden Holdings Corp.                                                            150,400  3,287,409
#   Sanei Architecture Planning Co., Ltd.                                             52,300  1,112,247
    Sangetsu Corp.                                                                   335,250  6,678,114
    Sanko Marketing Foods Co., Ltd.                                                   27,800    254,219
    Sankyo Seiko Co., Ltd.                                                           214,600    958,658
    Sanoh Industrial Co., Ltd.                                                       169,300  1,350,723
    Sanrio Co., Ltd.                                                                 211,800  3,645,503
    Sanyei Corp.                                                                       4,300    164,917
#   Sanyo Electric Railway Co., Ltd.                                                 111,898  2,850,834
    Sanyo Housing Nagoya Co., Ltd.                                                    68,100    783,096
#   Sanyo Shokai, Ltd.                                                                76,599  1,489,719
#   Scroll Corp.                                                                     193,100    903,549
#   Seiko Holdings Corp.                                                             195,881  5,640,673
    Seiren Co., Ltd.                                                                 318,800  6,584,706
*   Senshukai Co., Ltd.                                                              205,800  1,142,077
#   Septeni Holdings Co., Ltd.                                                       643,700  2,191,490
    SFP Holdings Co., Ltd.                                                            71,700  1,382,407
#   Shidax Corp.                                                                     136,100    617,499
    Shikibo, Ltd.                                                                     77,900    986,884
    Shimachu Co., Ltd.                                                               282,300  9,308,535
    Shimojima Co., Ltd.                                                               29,300    317,089
#   Shobunsha Publications, Inc.                                                     258,500  1,793,310
#   Shoei Co., Ltd.                                                                   78,400  3,599,509
    Showa Corp.                                                                      326,000  4,100,678
    SKY Perfect JSAT Holdings, Inc.                                                  914,300  4,331,242
    Snow Peak, Inc.                                                                   21,700    286,432
    SNT Corp.                                                                         99,900    757,495
    Soft99 Corp.                                                                      77,200  1,017,559
    Sotoh Co., Ltd.                                                                   41,400    425,982
    SPK Corp.                                                                         20,200    571,209
    SRS Holdings Co., Ltd.                                                            23,400    202,016
    St Marc Holdings Co., Ltd.                                                       107,200  3,041,028
    Starts Corp., Inc.                                                               195,500  5,456,747
    Step Co., Ltd.                                                                    53,200    934,322
    Studio Alice Co., Ltd.                                                            60,200  1,549,925
#   Suminoe Textile Co., Ltd.                                                         37,100  1,085,336
    Sumitomo Riko Co., Ltd.                                                          242,100  2,559,319
    Suncall Corp.                                                                     98,700    683,164

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
Consumer Discretionary -- (Continued)
    Syuppin Co., Ltd.                                                                119,100 $1,558,278
    T RAD Co., Ltd.                                                                   49,700  1,734,479
    T-Gaia Corp.                                                                     139,000  3,454,283
    Tachi-S Co., Ltd.                                                                210,940  3,843,911
    Tachikawa Corp.                                                                   66,900    880,356
    Taiho Kogyo Co., Ltd.                                                            109,800  1,669,032
#   Take And Give Needs Co., Ltd.                                                     67,570    707,708
    Takihyo Co., Ltd.                                                                 25,900    551,475
    Tama Home Co., Ltd.                                                              104,700  1,140,924
    Tamron Co., Ltd.                                                                 119,500  2,638,876
    TBK Co., Ltd.                                                                    138,800    722,120
#   Tear Corp.                                                                        56,900    584,461
*   Ten Allied Co., Ltd.                                                              14,600     64,078
#   Tenpos Holdings Co., Ltd.                                                         30,500    745,054
    Tigers Polymer Corp.                                                              73,400    590,230
    Toa Corp.                                                                        144,000  1,833,767
#   Toabo Corp.                                                                       54,799    301,603
#   Toei Animation Co., Ltd.                                                          28,400  2,728,512
    Toei Co., Ltd.                                                                    44,900  4,624,635
    Tohokushinsha Film Corp.                                                          49,400    379,755
    Tokai Rika Co., Ltd.                                                             339,900  7,394,605
    Token Corp.                                                                       49,050  5,646,022
#*  Tokyo Base Co., Ltd.                                                              36,500  1,501,772
#   Tokyo Dome Corp.                                                                 577,500  5,517,411
#   Tokyo Individualized Educational Institute, Inc.                                 121,000  1,274,169
    Tokyo Radiator Manufacturing Co., Ltd.                                            22,800    201,507
    Tokyotokeiba Co., Ltd.                                                           108,300  4,405,592
#   Tokyu Recreation Co., Ltd.                                                        99,000    872,688
    Tomy Co., Ltd.                                                                   552,693  8,365,935
    Topre Corp.                                                                      242,200  7,388,420
    Toridoll Holdings Corp.                                                          139,000  4,877,298
#   Torikizoku Co., Ltd.                                                              49,400  1,511,571
#   Tosho Co., Ltd.                                                                  103,600  3,484,657
#   Tow Co., Ltd.                                                                    114,900  1,069,133
    TPR Co., Ltd.                                                                    154,700  4,977,447
    TS Tech Co., Ltd.                                                                217,000  9,299,890
    TSI Holdings Co., Ltd.                                                           522,195  3,704,731
#   Tsukada Global Holdings, Inc.                                                    109,400    648,785
    Tsukamoto Corp. Co., Ltd.                                                         19,000    246,541
    Tsutsumi Jewelry Co., Ltd.                                                        53,400  1,055,997
    TV Asahi Holdings Corp.                                                          123,500  2,553,839
    Tv Tokyo Holdings Corp.                                                          101,600  2,318,215
#*  U-Shin, Ltd.                                                                     134,800    899,511
    Ukai Co., Ltd.                                                                     2,000     67,925
#   Umenohana Co., Ltd.                                                                8,900    235,072
    Unipres Corp.                                                                    243,300  6,483,302
    United Arrows, Ltd.                                                              150,200  6,606,171
*   Unitika, Ltd.                                                                    399,200  2,918,406
    ValueCommerce Co., Ltd.                                                          124,900  1,116,631
    Vector, Inc.                                                                     176,500  3,531,299
#   VIA Holdings, Inc.                                                               120,200    811,546
#   Village Vanguard Co., Ltd.                                                        37,000    347,892
*   Visionary Holdings Co., Ltd.                                                     637,300    420,313

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- ------------
Consumer Discretionary -- (Continued)
#   VT Holdings Co., Ltd.                                                            560,300 $  3,094,920
    Wacoal Holdings Corp.                                                            338,000   10,394,663
    WATAMI Co., Ltd.                                                                 147,300    2,177,119
    Watts Co., Ltd.                                                                   46,400      490,231
    Workman Co., Ltd.                                                                  4,700      201,892
    Wowow, Inc.                                                                       42,600    1,332,407
    Xebio Holdings Co., Ltd.                                                         188,100    4,010,762
    Yachiyo Industry Co., Ltd.                                                        41,800      647,625
    Yagi & Co., Ltd.                                                                  10,700      288,770
    Yamato International, Inc.                                                        78,100      337,752
#   Yasunaga Corp.                                                                    51,100    1,294,834
    Yellow Hat, Ltd.                                                                 104,100    3,146,491
    Yomiuri Land Co., Ltd.                                                            26,300    1,181,734
#   Yondoshi Holdings, Inc.                                                          127,320    3,273,284
    Yonex Co., Ltd.                                                                   56,400      392,153
    Yorozu Corp.                                                                     131,800    2,849,548
    Yoshinoya Holdings Co., Ltd.                                                     262,000    4,639,756
#   Yossix Co., Ltd.                                                                  21,900      714,244
#   Yume No Machi Souzou Iinkai Co., Ltd.                                            157,900    2,667,934
    Yutaka Giken Co., Ltd.                                                             7,900      207,753
    Zenrin Co., Ltd.                                                                 147,500    5,075,200
#   Zojirushi Corp.                                                                  252,200    3,100,500
                                                                                             ------------
Total Consumer Discretionary                                                                  868,667,544
                                                                                             ------------
Consumer Staples -- (7.7%)
#   Aeon Hokkaido Corp.                                                              261,700    2,018,961
    AFC-HD AMS Life Science Co., Ltd.                                                 16,600      146,945
    Ahjikan Co., Ltd.                                                                  2,500       32,229
#   Ain Holdings, Inc.                                                               106,800    6,538,083
    Albis Co., Ltd.                                                                   37,500    1,271,135
    Aohata Corp.                                                                       3,800       89,808
    Arcs Co., Ltd.                                                                   252,700    5,870,098
    Ariake Japan Co., Ltd.                                                            95,700    8,317,021
    Artnature, Inc.                                                                  127,600      910,326
    Axial Retailing, Inc.                                                             93,200    3,819,267
    Belc Co., Ltd.                                                                    67,700    3,902,599
    Bourbon Corp.                                                                     31,700      942,533
    Bull-Dog Sauce Co., Ltd.                                                             600       12,380
    C'BON COSMETICS Co., Ltd.                                                          5,700      199,870
    Cawachi, Ltd.                                                                    116,600    2,840,238
    Chubu Shiryo Co., Ltd.                                                           167,300    3,606,269
#   Chuo Gyorui Co., Ltd.                                                              9,800      254,196
#   Ci:z Holdings Co., Ltd.                                                          164,800    8,790,077
    Cocokara fine, Inc.                                                              118,060    7,071,501
    Como Co., Ltd.                                                                     1,400       34,872
    Cota Co., Ltd.                                                                    60,850    1,004,415
    Create SD Holdings Co., Ltd.                                                     176,200    4,287,918
    Daikokutenbussan Co., Ltd.                                                        39,900    1,856,493
    Delica Foods Holdings Co., Ltd.                                                   26,100      359,287
#   DyDo Group Holdings, Inc.                                                         57,900    3,313,409
#   Earth Chemical Co., Ltd.                                                          87,100    4,548,865
    Ebara Foods Industry, Inc.                                                        10,900      214,213

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
Consumer Staples -- (Continued)
#   Eco's Co., Ltd.                                                                   49,700 $  582,036
    Ensuiko Sugar Refining Co., Ltd.                                                   6,700     16,534
    Feed One Co., Ltd.                                                               880,340  2,068,868
#*  First Baking Co., Ltd.                                                            18,300    201,826
    Fuji Oil Holdings, Inc.                                                          278,500  8,498,331
    Fujicco Co., Ltd.                                                                146,500  3,149,568
    Fujiya Co., Ltd.                                                                  38,200    893,095
    G-7 Holdings, Inc.                                                                38,800    876,794
#*  Genky DrugStores Co., Ltd.                                                        46,800  1,586,409
#   HABA Laboratories, Inc.                                                           15,300    815,383
    Hagoromo Foods Corp.                                                              39,000    495,892
    Halows Co., Ltd.                                                                  48,500  1,129,014
    Havix Corp.                                                                        8,800     90,337
    Hayashikane Sangyo Co., Ltd.                                                      29,400    241,558
    Heiwado Co., Ltd.                                                                192,000  4,204,840
    Hokkaido Coca-Cola Bottling Co., Ltd.                                             90,000    622,663
    Hokuto Corp.                                                                     165,100  3,052,719
    Ichimasa Kamaboko Co., Ltd.                                                       24,200    281,719
#   Imuraya Group Co., Ltd.                                                           44,700  1,930,895
    Inageya Co., Ltd.                                                                175,800  2,958,661
    Itochu-Shokuhin Co., Ltd.                                                         30,400  1,820,053
#   Ivy Cosmetics Corp.                                                               12,100    588,762
    Iwatsuka Confectionery Co., Ltd.                                                   4,000    198,804
    J-Oil Mills, Inc.                                                                 74,800  2,689,146
#   Japan Meat Co., Ltd.                                                              47,700    821,127
    Kadoya Sesame Mills, Inc.                                                         12,200    826,878
    Kakiyasu Honten Co., Ltd.                                                         60,200  1,870,870
    Kameda Seika Co., Ltd.                                                            77,100  3,739,092
    Kaneko Seeds Co., Ltd.                                                            34,800    522,163
    Kanemi Co., Ltd.                                                                     500     15,477
    Kansai Super Market, Ltd.                                                         47,000    518,298
    Kato Sangyo Co., Ltd.                                                            155,000  5,548,415
    Kenko Mayonnaise Co., Ltd.                                                        86,000  3,151,460
    Key Coffee, Inc.                                                                 124,900  2,438,089
#   Kirindo Holdings Co., Ltd.                                                        39,300    695,745
#   Kitanotatsujin Corp.                                                             109,200  2,616,378
#   Kobe Bussan Co., Ltd.                                                             66,300  2,744,228
    Kotobuki Spirits Co., Ltd.                                                       120,600  7,355,058
#   Kusuri no Aoki Holdings Co., Ltd.                                                 79,800  4,184,694
#   Kyokuyo Co., Ltd.                                                                 64,499  2,448,554
#   Lacto Japan Co., Ltd.                                                             20,000    781,254
    Life Corp.                                                                       157,800  4,066,460
    Mandom Corp.                                                                     208,800  7,457,074
    Marudai Food Co., Ltd.                                                           736,000  3,359,934
    Maruha Nichiro Corp.                                                             278,407  8,218,207
#   Maxvalu Nishinihon Co., Ltd.                                                      15,200    275,048
#   Maxvalu Tokai Co., Ltd.                                                           49,300  1,245,336
    Medical System Network Co., Ltd.                                                 150,000    816,146
    Megmilk Snow Brand Co., Ltd.                                                     327,500  9,458,770
    Meito Sangyo Co., Ltd.                                                            57,000    823,740
    Milbon Co., Ltd.                                                                 146,152  4,855,932
    Ministop Co., Ltd.                                                               109,500  2,293,639
    Mitsubishi Shokuhin Co., Ltd.                                                     97,000  2,891,952

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Consumer Staples -- (Continued)
    Mitsui Sugar Co., Ltd.                                                             104,470 $ 4,451,930
    Miyoshi Oil & Fat Co., Ltd.                                                         45,100     605,652
    Morinaga Milk Industry Co., Ltd.                                                   247,100  11,660,375
    Morishita Jintan Co., Ltd.                                                             400      10,965
    Morozoff, Ltd.                                                                      20,100   1,331,840
    Nagatanien Holdings Co., Ltd.                                                      151,000   2,078,224
    Nakamuraya Co., Ltd.                                                                25,200   1,129,320
    Natori Co., Ltd.                                                                    60,700   1,124,712
#   Nichimo Co., Ltd.                                                                   17,000     305,853
    Nihon Chouzai Co., Ltd.                                                             49,360   1,559,498
    Niitaka Co., Ltd.                                                                    2,860      48,027
    Nippon Beet Sugar Manufacturing Co., Ltd.                                           78,600   1,947,338
    Nippon Flour Mills Co., Ltd.                                                       346,900   5,380,921
    Nippon Suisan Kaisha, Ltd.                                                       2,000,100  10,677,953
    Nisshin Oillio Group, Ltd. (The)                                                   172,700   5,213,034
    Nissin Sugar Co., Ltd.                                                              94,800   1,905,740
    Nitto Fuji Flour Milling Co., Ltd.                                                   6,400     291,201
    Noevir Holdings Co., Ltd.                                                           87,900   7,150,673
    Oenon Holdings, Inc.                                                               360,000   1,348,784
#   OIE Sangyo Co., Ltd.                                                                20,900     269,964
    Okuwa Co., Ltd.                                                                    170,000   1,770,329
    Olympic Group Corp.                                                                 65,200     366,427
    OUG Holdings, Inc.                                                                  13,200     318,203
    Pickles Corp.                                                                        6,700     117,865
    Plant Co., Ltd.                                                                     15,100     196,208
    Prima Meat Packers, Ltd.                                                           910,000   6,227,452
    Qol Co., Ltd.                                                                      130,800   2,601,811
#   Retail Partners Co., Ltd.                                                           77,300     998,796
    Riken Vitamin Co., Ltd.                                                             71,100   2,761,935
    Rock Field Co., Ltd.                                                               148,800   2,969,416
#   Rokko Butter Co., Ltd.                                                              94,700   2,428,965
    S Foods, Inc.                                                                       84,862   3,702,100
    S&B Foods, Inc.                                                                     12,099   1,418,624
#   Sagami Rubber Industries Co., Ltd.                                                  55,000   1,000,571
    Sakata Seed Corp.                                                                  116,500   4,093,979
    San-A Co., Ltd.                                                                    116,000   5,729,383
    Sapporo Holdings, Ltd.                                                             267,400   8,061,053
    Shoei Foods Corp.                                                                   77,200   3,150,124
    Showa Sangyo Co., Ltd.                                                             146,500   3,787,841
    Sogo Medical Co., Ltd.                                                              62,900   3,796,041
    ST Corp.                                                                            81,200   1,855,066
    Starzen Co., Ltd.                                                                   52,200   2,650,008
    Takara Holdings, Inc.                                                            1,048,200  12,936,523
    Tobu Store Co., Ltd.                                                                19,000     529,873
    Toho Co., Ltd.                                                                      53,800   1,290,971
    Tohto Suisan Co., Ltd.                                                              18,099     337,875
    Torigoe Co., Ltd. (The)                                                             93,800     845,759
    Toyo Sugar Refining Co., Ltd.                                                       15,700     174,436
#   Transaction Co., Ltd.                                                               98,600   1,038,629
    United Super Markets Holdings, Inc.                                                333,200   3,381,971
    Uoriki Co., Ltd.                                                                    28,300     309,375
    Valor Holdings Co., Ltd.                                                           231,800   5,576,964
#   Warabeya Nichiyo Holdings Co., Ltd.                                                102,260   2,626,326

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Consumer Staples -- (Continued)
    Watahan & Co., Ltd.                                                                 46,400 $  1,905,617
    YA-MAN, Ltd.                                                                       181,000    3,024,038
    Yaizu Suisankagaku Industry Co., Ltd.                                               48,600      534,125
#   Yakuodo Co., Ltd.                                                                   74,600    2,287,096
    Yamatane Corp.                                                                      70,100    1,357,585
#   Yamaya Corp.                                                                        25,600      754,874
    Yamazawa Co., Ltd.                                                                   3,000       48,209
#   Yaoko Co., Ltd.                                                                    132,100    6,429,094
#   Yokohama Reito Co., Ltd.                                                           274,200    2,813,741
    Yomeishu Seizo Co., Ltd.                                                            49,800    1,147,708
    Yuasa Funashoku Co., Ltd.                                                           12,500      421,350
    Yutaka Foods Corp.                                                                   6,000      117,250
                                                                                               ------------
Total Consumer Staples                                                                          365,670,523
                                                                                               ------------
Energy -- (0.9%)
    BP Castrol K.K.                                                                     53,100    1,005,176
    Cosmo Energy Holdings Co., Ltd.                                                    236,200    9,299,560
    Fuji Kosan Co., Ltd.                                                                33,100      202,461
    Fuji Oil Co., Ltd.                                                                 317,100    1,657,391
    Itochu Enex Co., Ltd.                                                              302,200    2,830,909
#*  Japan Drilling Co., Ltd.                                                            43,700    1,283,750
    Japan Oil Transportation Co., Ltd.                                                  12,400      398,622
    Japan Petroleum Exploration Co., Ltd.                                              208,500    5,765,981
    Mitsuuroko Group Holdings Co., Ltd.                                                186,200    1,374,311
    Modec, Inc.                                                                        130,100    3,614,634
    Nippon Coke & Engineering Co., Ltd.                                              1,114,100    1,331,019
    Sala Corp.                                                                         321,100    2,078,302
    San-Ai Oil Co., Ltd.                                                               356,200    5,203,033
    Shinko Plantech Co., Ltd.                                                          247,600    2,563,113
    Sinanen Holdings Co., Ltd.                                                          53,100    1,266,178
    Toa Oil Co., Ltd.                                                                  415,000      620,421
    Toyo Kanetsu K.K.                                                                   56,800    2,249,914
                                                                                               ------------
Total Energy                                                                                     42,744,775
                                                                                               ------------
Financials -- (7.6%)
#   77 Bank, Ltd. (The)                                                                426,252   11,187,333
#   Accretive Co., Ltd.                                                                 57,800      199,545
    Advance Create Co., Ltd.                                                            29,000      516,329
    Aichi Bank, Ltd. (The)                                                              51,300    2,623,092
#   Aizawa Securities Co., Ltd.                                                        211,700    1,476,815
    Akatsuki Corp.                                                                      96,300      513,093
    Akita Bank, Ltd. (The)                                                             110,040    3,116,544
    Anicom Holdings, Inc.                                                              106,700    3,311,161
#   Aomori Bank, Ltd. (The)                                                            127,800    4,223,878
    Asax Co., Ltd.                                                                       1,700       30,244
    Awa Bank, Ltd. (The)                                                             1,188,000    7,575,389
    Bank of Iwate, Ltd. (The)                                                          112,100    4,587,053
    Bank of Kochi, Ltd. (The)                                                           39,800      501,919
#   Bank of Nagoya, Ltd. (The)                                                          98,330    3,790,758
    Bank of Okinawa, Ltd. (The)                                                        136,760    5,519,430
    Bank of Saga, Ltd. (The)                                                            94,400    2,200,162
    Bank of the Ryukyus, Ltd.                                                          227,380    3,549,152

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Financials -- (Continued)
    Bank of Toyama, Ltd. (The)                                                           8,200 $   306,645
    Chiba Kogyo Bank, Ltd. (The)                                                       326,800   1,613,949
#   Chukyo Bank, Ltd. (The)                                                             70,000   1,489,592
    Daisan Bank, Ltd. (The)                                                             92,300   1,454,872
    Daishi Bank, Ltd. (The)                                                            207,100   9,830,629
    Daito Bank, Ltd. (The)                                                              87,300   1,262,677
    DSB Co., Ltd.                                                                       58,200     392,382
    eGuarantee, Inc.                                                                    43,700   1,569,575
#   Ehime Bank, Ltd. (The)                                                             203,100   2,559,579
    Eighteenth Bank, Ltd. (The)                                                      1,048,000   2,862,942
    FIDEA Holdings Co., Ltd.                                                         1,283,400   2,361,129
    Financial Products Group Co., Ltd.                                                 423,200   6,468,413
    First Bank of Toyama, Ltd. (The)                                                   191,000     896,391
    First Brothers Co., Ltd.                                                            14,500     208,907
    Fukui Bank, Ltd. (The)                                                             146,100   3,559,251
    Fukushima Bank, Ltd. (The)                                                         152,400   1,233,271
    Fuyo General Lease Co., Ltd.                                                       113,600   8,355,441
    GCA Corp.                                                                           36,600     382,977
#   GMO Financial Holdings, Inc.                                                       134,100     876,463
    Hokkoku Bank, Ltd. (The)                                                           174,200   7,366,037
    Hokuetsu Bank, Ltd. (The)                                                          131,600   3,027,841
    Hokuhoku Financial Group, Inc.                                                     588,200   8,846,841
    Hyakugo Bank, Ltd. (The)                                                         1,578,909   7,983,091
    Hyakujushi Bank, Ltd. (The)                                                      1,426,000   5,021,112
    IBJ Leasing Co., Ltd.                                                              173,400   4,559,556
    Ichiyoshi Securities Co., Ltd.                                                     240,600   3,115,859
    IwaiCosmo Holdings, Inc.                                                           115,400   1,604,252
#   J Trust Co., Ltd.                                                                  359,100   2,476,993
    Jaccs Co., Ltd.                                                                    169,200   4,364,111
    Jafco Co., Ltd.                                                                    190,600  10,847,576
*   Japan Asia Investment Co., Ltd.                                                    127,300     472,273
    Japan Investment Adviser Co., Ltd.                                                  65,800   2,255,000
    Japan Securities Finance Co., Ltd.                                                 676,700   4,054,469
    Jimoto Holdings, Inc.                                                              884,100   1,536,099
    Juroku Bank, Ltd. (The)                                                            208,500   6,082,389
    kabu.com Securities Co., Ltd.                                                      914,600   3,288,522
#   Kansai Urban Banking Corp.                                                         160,100   2,084,449
    Keiyo Bank, Ltd. (The)                                                           1,418,000   6,817,695
    Kita-Nippon Bank, Ltd. (The)                                                        49,506   1,410,761
    Kiyo Bank, Ltd. (The)                                                              376,790   6,293,577
#   Kosei Securities Co., Ltd. (The)                                                    31,999     453,076
    Kyokuto Securities Co., Ltd.                                                       153,000   2,349,261
    Kyushu Financial Group, Inc.                                                        52,627     316,203
*   Lifenet Insurance Co.                                                               51,500     185,965
#*  M&A Capital Partners Co., Ltd.                                                      41,900   3,280,932
#   Marusan Securities Co., Ltd.                                                       307,900   3,012,458
    Matsui Securities Co., Ltd.                                                        761,000   7,254,236
*   Mercuria Investment Co., Ltd.                                                       33,900     467,143
#   Michinoku Bank, Ltd. (The)                                                          99,798   1,680,540
    Mie Bank, Ltd. (The)                                                                61,900   1,373,213
#   Minato Bank, Ltd. (The)                                                            112,300   2,132,076
    Mito Securities Co., Ltd.                                                          424,800   1,724,051
    Miyazaki Bank, Ltd. (The)                                                           99,600   3,228,732

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CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Financials -- (Continued)
    Monex Group, Inc.                                                                1,286,400 $  4,782,886
#   Money Partners Group Co., Ltd.                                                     155,400      613,327
    Musashino Bank, Ltd. (The)                                                         198,000    6,985,765
#   Nagano Bank, Ltd. (The)                                                             52,599      937,885
    Nanto Bank, Ltd. (The)                                                             185,000    5,275,549
    NEC Capital Solutions, Ltd.                                                         60,600    1,257,691
    Nishi-Nippon Financial Holdings, Inc.                                              823,100   10,810,645
    North Pacific Bank, Ltd.                                                         2,064,700    7,205,138
    OAK Capital Corp.                                                                  324,600    1,136,205
    Ogaki Kyoritsu Bank, Ltd. (The)                                                    225,200    5,840,876
    Oita Bank, Ltd. (The)                                                              101,489    4,004,134
    Okasan Securities Group, Inc.                                                    1,036,000    7,107,878
    Ricoh Leasing Co., Ltd.                                                             92,000    3,382,184
    San-In Godo Bank, Ltd. (The)                                                       912,700    9,461,535
    Sawada Holdings Co., Ltd.                                                          142,000    1,472,721
    Senshu Ikeda Holdings, Inc.                                                      1,589,800    6,122,900
    Shiga Bank, Ltd. (The)                                                           1,395,000    7,526,318
    Shikoku Bank, Ltd. (The)                                                           246,600    3,746,049
    Shimane Bank, Ltd. (The)                                                            21,500      275,182
    Shimizu Bank, Ltd. (The)                                                            51,400    1,534,803
#*  Showa Holdings Co., Ltd.                                                            93,300       77,739
    Sparx Group Co., Ltd.                                                              623,300    2,020,611
#   Strike Co., Ltd.                                                                    16,700      994,242
    Taiko Bank, Ltd. (The)                                                              29,300      654,285
    Tochigi Bank, Ltd. (The)                                                           672,700    2,805,959
    Toho Bank, Ltd. (The)                                                            1,291,900    4,681,471
    Tohoku Bank, Ltd. (The)                                                             58,800      803,795
    Tokai Tokyo Financial Holdings, Inc.                                             1,362,600   10,438,484
#   Tokyo TY Financial Group, Inc.                                                     184,538    5,106,809
    Tomato Bank, Ltd.                                                                   51,500      727,830
    TOMONY Holdings, Inc.                                                              989,350    4,900,329
    Tottori Bank, Ltd. (The)                                                            55,700      924,487
    Towa Bank, Ltd. (The)                                                              224,300    3,102,531
    Toyo Securities Co., Ltd.                                                          461,000    1,482,344
    Tsukuba Bank, Ltd.                                                                 534,200    1,996,838
#   Yamagata Bank, Ltd. (The)                                                          191,900    4,223,340
    Yamanashi Chuo Bank, Ltd. (The)                                                    991,000    4,208,213
                                                                                               ------------
Total Financials                                                                                362,202,349
                                                                                               ------------
Health Care -- (4.2%)
#   Advantage Risk Management Co., Ltd.                                                 37,300      392,143
    As One Corp.                                                                        86,768    5,593,290
#   ASKA Pharmaceutical Co., Ltd.                                                      164,300    3,184,636
    Biofermin Pharmaceutical Co., Ltd.                                                  22,500      603,477
    BML, Inc.                                                                          146,500    3,951,433
    CMIC Holdings Co., Ltd.                                                             79,200    1,515,839
    Create Medic Co., Ltd.                                                              34,900      407,339
#   Daiken Medical Co., Ltd.                                                           119,100      864,500
    Daito Pharmaceutical Co., Ltd.                                                      75,280    2,527,602
    Dvx, Inc.                                                                           36,000      446,084
#   Eiken Chemical Co., Ltd.                                                           108,500    4,814,031
#   Elan Corp.                                                                          44,700      644,524

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CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- -----------
Health Care -- (Continued)
#   EM Systems Co., Ltd.                                                              59,900 $ 1,336,786
    EPS Holdings, Inc.                                                               217,700   5,291,341
    Falco Holdings Co., Ltd.                                                          48,200     778,569
#   FINDEX, Inc.                                                                     124,100     913,840
    Fuji Pharma Co., Ltd.                                                             49,800   1,873,918
    Fukuda Denshi Co., Ltd.                                                           32,800   2,491,944
    Fuso Pharmaceutical Industries, Ltd.                                              43,000   1,118,121
    Hogy Medical Co., Ltd.                                                            77,200   5,855,053
#   I'rom Group Co., Ltd.                                                             43,400     754,980
#   Iwaki & Co., Ltd.                                                                193,000     858,949
    Japan Lifeline Co., Ltd.                                                         169,000   4,283,274
#   Japan Medical Dynamic Marketing, Inc.                                            115,600     965,264
    JCR Pharmaceuticals Co., Ltd.                                                     40,900   2,055,586
    Jeol, Ltd.                                                                       297,000   1,787,561
    JMS Co., Ltd.                                                                    108,357     624,225
    Kanamic Network Co., Ltd.                                                          5,000     255,487
    Kawasumi Laboratories, Inc.                                                       93,880     765,271
    Kissei Pharmaceutical Co., Ltd.                                                  174,600   4,931,513
    KYORIN Holdings, Inc.                                                            281,400   5,322,106
#   Linical Co., Ltd.                                                                 68,200     997,994
    Mani, Inc.                                                                       151,400   5,357,181
#*  Medical Data Vision Co., Ltd.                                                     55,500   1,164,900
    Medius Holdings Co., Ltd.                                                         15,900     401,792
    Menicon Co., Ltd.                                                                172,800   5,213,647
    Mochida Pharmaceutical Co., Ltd.                                                  78,999   6,066,044
#   N Field Co., Ltd.                                                                 85,200   1,191,931
    Nagaileben Co., Ltd.                                                              51,200   1,314,691
    Nakanishi, Inc.                                                                  117,700   6,411,619
#   ND Software Co., Ltd.                                                              8,700     103,272
#   Nichi-iko Pharmaceutical Co., Ltd.                                               301,550   4,717,179
    NichiiGakkan Co., Ltd.                                                           255,700   3,297,264
    Nihon Kohden Corp.                                                               440,900  10,405,496
    Nikkiso Co., Ltd.                                                                427,300   5,068,394
    Nippon Chemiphar Co., Ltd.                                                        17,100     736,506
    Nipro Corp.                                                                      630,500   9,695,486
    Nissui Pharmaceutical Co., Ltd.                                                   77,300   1,009,994
    Paramount Bed Holdings Co., Ltd.                                                 108,500   5,718,963
    Rion Co., Ltd.                                                                    59,100   1,580,651
    Rohto Pharmaceutical Co., Ltd.                                                    73,500   1,975,481
    Sawai Pharmaceutical Co., Ltd.                                                   247,900  11,287,055
#   Seed Co., Ltd.                                                                    35,400   2,040,458
    Seikagaku Corp.                                                                  141,300   2,207,516
#*  Shin Nippon Biomedical Laboratories, Ltd.                                        154,200     832,184
    Ship Healthcare Holdings, Inc.                                                   285,100   9,281,610
    Shofu, Inc.                                                                       53,300     723,709
    Software Service, Inc.                                                            18,000   1,356,224
    Solasto Corp.                                                                    112,600   2,993,432
    St-Care Holding Corp.                                                             74,100     543,100
    Taiko Pharmaceutical Co., Ltd.                                                    20,600     471,043
    Techno Medica Co., Ltd.                                                           28,000     490,062
#   Toho Holdings Co., Ltd.                                                          327,900   7,616,406
    Tokai Corp.                                                                      142,000   3,462,338
    Torii Pharmaceutical Co., Ltd.                                                   102,700   2,912,588

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CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Health Care -- (Continued)
    Towa Pharmaceutical Co., Ltd.                                                       60,700 $  3,423,067
    Tsukui Corp.                                                                       364,700    2,873,911
    Uchiyama Holdings Co., Ltd.                                                         24,200      130,964
    UNIMAT Retirement Community Co., Ltd.                                               10,500      185,974
    Value HR Co., Ltd.                                                                  17,600      373,310
    Vital KSK Holdings, Inc.                                                           261,200    2,312,103
    Wakamoto Pharmaceutical Co., Ltd.                                                  107,000      276,579
    WIN-Partners Co., Ltd.                                                             110,800    1,548,357
    ZERIA Pharmaceutical Co., Ltd.                                                     188,699    3,778,282
                                                                                               ------------
Total Health Care                                                                               200,757,443
                                                                                               ------------
Industrials -- (27.3%)
    A&A Material Corp.                                                                  26,000      331,700
    Abist Co., Ltd.                                                                     19,200      893,322
#   Advan Co., Ltd.                                                                    146,800    1,456,474
#   Advanex, Inc.                                                                       22,099      804,246
    Aeon Delight Co., Ltd.                                                             141,300    5,166,420
    Aica Kogyo Co., Ltd.                                                               264,800   10,263,035
    Aichi Corp.                                                                        227,700    1,675,275
    Aida Engineering, Ltd.                                                             356,300    5,025,816
    Airtech Japan, Ltd.                                                                 18,100      155,166
    AIT Corp.                                                                           66,800      769,756
#   Ajis Co., Ltd.                                                                      30,300      855,239
#   Alconix Corp.                                                                      144,900    3,348,317
    Alinco, Inc.                                                                        90,500    1,057,178
    Alps Logistics Co., Ltd.                                                           103,400      939,143
#   Altech Corp.                                                                       103,700    2,104,398
    Anest Iwata Corp.                                                                  219,300    2,563,940
#*  Arrk Corp.                                                                         466,800      583,664
    Asahi Diamond Industrial Co., Ltd.                                                 360,300    4,450,833
#   Asahi Kogyosha Co., Ltd.                                                            29,600      911,086
    Asanuma Corp.                                                                      465,000    1,664,076
#   Asukanet Co., Ltd.                                                                  66,700      986,510
    Asunaro Aoki Construction Co., Ltd.                                                138,400    1,261,216
    Bando Chemical Industries, Ltd.                                                    239,600    2,842,123
    BayCurrent Consulting, Inc.                                                         74,400    2,359,743
    Bell System24 Holdings, Inc.                                                       228,400    3,294,938
    Benefit One, Inc.                                                                  205,300    5,187,424
#   Br Holdings Corp.                                                                  164,900      768,503
    Bunka Shutter Co., Ltd.                                                            384,500    3,550,947
    Canare Electric Co., Ltd.                                                           21,900      488,160
    Career Co., Ltd.                                                                    10,700      381,145
    Career Design Center Co., Ltd.                                                      34,700      748,375
    Central Glass Co., Ltd.                                                            242,800    5,434,463
#   Central Security Patrols Co., Ltd.                                                  52,500    1,271,562
#   Chilled & Frozen Logistics Holdings Co., Ltd.                                       70,200    1,038,227
#   Chiyoda Corp.                                                                    1,014,200    9,647,525
    Chiyoda Integre Co., Ltd.                                                           81,200    1,946,088
    Chodai Co., Ltd.                                                                     3,900       31,942
    Chudenko Corp.                                                                     186,500    5,412,223
    Chugai Ro Co., Ltd.                                                                 42,700    1,061,685
    Chuo Warehouse Co., Ltd.                                                             4,400       48,018

THE JAPANESE SMALL COMPANY SERIES
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
                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Industrials -- (Continued)
    CKD Corp.                                                                          324,800 $ 8,817,946
    Comany, Inc.                                                                         4,700      66,914
    Cosel Co., Ltd.                                                                    131,400   2,223,103
#   Creek & River Co., Ltd.                                                             72,700     729,139
    CTI Engineering Co., Ltd.                                                           80,300     891,428
#   CTS Co., Ltd.                                                                      123,900     999,992
    Dai-Dan Co., Ltd.                                                                  110,000   2,705,626
    Daido Kogyo Co., Ltd.                                                               51,800     873,800
    Daihatsu Diesel Manufacturing Co., Ltd.                                            101,700     757,241
    Daihen Corp.                                                                       609,000   5,817,715
    Daiho Corp.                                                                        611,000   3,202,664
    Daiichi Jitsugyo Co., Ltd.                                                          61,400   1,871,223
    Daiichi Kensetsu Corp.                                                              16,300     272,197
    Daiki Axis Co., Ltd.                                                                44,300     619,402
    Daiohs Corp.                                                                         6,300      81,136
    Daiseki Co., Ltd.                                                                  224,863   6,749,295
#   Daiseki Eco. Solution Co., Ltd.                                                     40,259     462,351
    Daisue Construction Co., Ltd.                                                       48,000     495,760
    Daiwa Industries, Ltd.                                                             204,500   2,454,804
    Denyo Co., Ltd.                                                                    116,900   1,971,728
    DMG Mori Co., Ltd.                                                                 454,500  10,407,270
    DMW Corp.                                                                            4,800      96,491
    Duskin Co., Ltd.                                                                   250,900   6,518,593
#   Ebara Jitsugyo Co., Ltd.                                                            40,900     714,567
    EF-ON, Inc.                                                                         80,900     979,042
    Eidai Co., Ltd.                                                                    143,000     756,491
    en-japan, Inc.                                                                     161,500   8,650,189
    Endo Lighting Corp.                                                                 71,400     892,924
#*  Enshu, Ltd.                                                                        274,000     514,225
    EPCO Co., Ltd.                                                                      29,500     490,115
#*  Escrow Agent Japan Co., Ltd.                                                       141,300     648,356
#   F&M Co., Ltd.                                                                       38,400     402,454
#*  FDK Corp.                                                                          574,000   1,335,323
#   Freund Corp.                                                                        70,600     767,085
#   Fudo Tetra Corp.                                                                 1,193,300   2,037,709
    Fuji Die Co., Ltd.                                                                  57,100     605,598
#   Fuji Machine Manufacturing Co., Ltd.                                               347,200   7,346,415
    Fujikura, Ltd.                                                                     842,400   8,282,500
#   Fujisash Co., Ltd.                                                                 564,600     527,909
    Fujitec Co., Ltd.                                                                  412,900   5,697,816
    Fukuda Corp.                                                                        77,200   4,646,361
    Fukushima Industries Corp.                                                          81,300   3,658,903
    Fukuyama Transporting Co., Ltd.                                                    193,380   7,467,570
#   FULLCAST Holdings Co., Ltd.                                                        133,200   3,145,410
    Funai Soken Holdings, Inc.                                                         222,990   5,302,494
    Furukawa Co., Ltd.                                                                 216,500   4,932,581
    Furusato Industries, Ltd.                                                           61,500   1,036,983
    Futaba Corp.                                                                       221,900   4,947,341
    Gakujo Co., Ltd.                                                                    18,500     289,669
    Gecoss Corp.                                                                        96,400   1,099,199
#   Giken, Ltd.                                                                         84,900   2,377,829
    Glory, Ltd.                                                                        243,900   9,555,912
    GS Yuasa Corp.                                                                   1,761,000   9,490,651

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
                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Industrials -- (Continued)
    Hamakyorex Co., Ltd.                                                               108,300 $ 3,744,197
    Hanwa Co., Ltd.                                                                    244,200  11,913,882
    Hashimoto Sogyo Holdings Co., Ltd.                                                   2,000      33,342
    Hazama Ando Corp.                                                                1,180,700   9,714,590
#   Helios Techno Holdings Co., Ltd.                                                    33,800     353,110
    Hibiya Engineering, Ltd.                                                           144,700   3,007,077
    Hirakawa Hewtech Corp.                                                              72,600     926,973
    Hirano Tecseed Co., Ltd.                                                            70,100   1,990,914
#   Hirata Corp.                                                                        53,600   5,921,678
    Hisaka Works, Ltd.                                                                 154,600   1,613,022
    Hitachi Zosen Corp.                                                              1,174,679   6,381,381
#   Hito Communications, Inc.                                                           50,000   1,002,479
    Hoden Seimitsu Kako Kenkyusho Co., Ltd.                                             22,400     302,737
    Hokuetsu Industries Co., Ltd.                                                      136,700   1,506,406
#   Hokuriku Electrical Construction Co., Ltd.                                          63,700     654,043
    Hosokawa Micron Corp.                                                               45,600   3,326,959
#   Howa Machinery, Ltd.                                                                81,800   1,141,219
    Ichikawa Co., Ltd.                                                                   5,000      17,219
#   Ichiken Co., Ltd.                                                                   33,900     752,584
    Ichinen Holdings Co., Ltd.                                                         131,100   2,135,615
    Idec Corp.                                                                         183,500   5,370,646
    Ihara Science Corp.                                                                 40,900     940,131
    Iino Kaiun Kaisha, Ltd.                                                            646,700   3,688,437
    Inaba Denki Sangyo Co., Ltd.                                                       153,600   7,247,913
#   Inaba Seisakusho Co., Ltd.                                                          57,400     721,286
    Inabata & Co., Ltd.                                                                278,100   4,227,074
#   Insource Co., Ltd.                                                                  16,600     688,513
    Interworks, Inc.                                                                     8,400     103,430
    Inui Global Logistics Co., Ltd.                                                    147,680   1,106,576
    IR Japan Holdings, Ltd.                                                             23,700     511,830
    Iseki & Co., Ltd.                                                                  126,900   3,304,620
#   Ishii Iron Works Co., Ltd.                                                          11,000     205,516
#   Isolite Insulating Products Co., Ltd.                                               64,200     781,890
    Itoki Corp.                                                                        257,700   1,811,713
    Iwaki Co., Ltd.                                                                     18,800     656,060
    Iwasaki Electric Co., Ltd.                                                          37,200     569,300
    Iwatani Corp.                                                                      232,400   8,040,758
#   JAC Recruitment Co., Ltd.                                                          100,000   2,105,202
#   Jalux, Inc.                                                                         43,100   1,194,574
#   Jamco Corp.                                                                         68,400   1,750,484
    Japan Asia Group, Ltd.                                                             138,100     638,090
    Japan Foundation Engineering Co., Ltd.                                             156,600     583,146
    Japan Pulp & Paper Co., Ltd.                                                        65,500   2,548,921
    Japan Steel Works, Ltd. (The)                                                      398,400  12,494,245
    Japan Transcity Corp.                                                              242,000   1,054,304
    JK Holdings Co., Ltd.                                                               99,440     848,336
    Juki Corp.                                                                         198,700   3,790,071
    Kamei Corp.                                                                        138,000   2,252,399
    Kanaden Corp.                                                                      116,600   1,594,898
    Kanagawa Chuo Kotsu Co., Ltd.                                                       38,800   1,313,422
    Kanamoto Co., Ltd.                                                                 179,700   5,557,342
    Kandenko Co., Ltd.                                                                 563,300   6,218,519
    Kanematsu Corp.                                                                    493,825   6,756,997

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CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
Industrials -- (Continued)
#   Katakura Industries Co., Ltd.                                                    157,200 $2,041,342
    Kato Works Co., Ltd.                                                              62,800  1,991,368
#   KAWADA TECHNOLOGIES, Inc.                                                         48,400  2,722,633
    Kawagishi Bridge Works Co., Ltd.                                                  53,000    590,884
    Kawanishi Warehouse Co., Ltd.                                                      1,700     35,332
    Kawasaki Kinkai Kisen Kaisha, Ltd.                                                 9,599    361,172
#*  Kawasaki Kisen Kaisha, Ltd.                                                      275,800  7,334,991
    Keihin Co., Ltd.                                                                  24,900    393,746
    KFC, Ltd.                                                                          5,000     97,702
#*  KI Holdings Co., Ltd.                                                            101,000    523,034
    Kimura Chemical Plants Co., Ltd.                                                 104,700    559,394
    Kimura Unity Co., Ltd.                                                             2,700     28,853
    King Jim Co., Ltd.                                                                97,300    892,343
#*  Kinki Sharyo Co., Ltd. (The)                                                      23,799    673,862
    Kintetsu World Express, Inc.                                                     233,800  5,158,429
    Kitagawa Iron Works Co., Ltd.                                                     57,300  1,635,251
    Kitano Construction Corp.                                                        292,000  1,120,327
    Kito Corp.                                                                       130,600  2,216,493
    Kitz Corp.                                                                       600,000  5,192,585
    Kobayashi Metals, Ltd.                                                             4,800     16,775
*   Kobe Electric Railway Co., Ltd.                                                   20,399    743,919
#   Kobelco Eco-Solutions Co., Ltd.                                                   21,399    400,553
    Koike Sanso Kogyo Co., Ltd.                                                       14,500    402,338
#   Kokusai Co., Ltd.                                                                 47,500    479,308
    Kokuyo Co., Ltd.                                                                 494,925  9,199,181
    KOMAIHALTEC, Inc.                                                                 25,700    639,077
    Komatsu Wall Industry Co., Ltd.                                                   45,200  1,029,826
    Komori Corp.                                                                     366,500  4,875,771
    Kondotec, Inc.                                                                   125,500  1,220,669
    Konoike Transport Co., Ltd.                                                      166,700  3,041,699
#*  Kosaido Co., Ltd.                                                                231,200  1,034,818
#   KRS Corp.                                                                         39,500  1,014,924
    Kumagai Gumi Co., Ltd.                                                           217,500  6,153,949
    Kyodo Printing Co., Ltd.                                                          50,600  1,606,440
#   Kyokuto Boeki Kaisha, Ltd.                                                       193,000    888,245
    Kyokuto Kaihatsu Kogyo Co., Ltd.                                                 203,700  3,566,170
    Kyoritsu Printing Co., Ltd.                                                      180,400    630,059
    Kyowa Exeo Corp.                                                                 272,400  7,071,755
#   Like Co., Ltd.                                                                    63,100  1,321,372
#   Link And Motivation, Inc.                                                        223,900  1,947,804
    Lonseal Corp.                                                                     13,900    315,901
    Luckland Co., Ltd.                                                                24,100    480,821
    Maeda Corp.                                                                      640,000  8,796,561
    Maeda Kosen Co., Ltd.                                                            134,400  2,522,206
    Maeda Road Construction Co., Ltd.                                                398,000  8,884,475
    Maezawa Industries, Inc.                                                          35,700    145,375
#   Maezawa Kasei Industries Co., Ltd.                                                66,800    743,607
    Maezawa Kyuso Industries Co., Ltd.                                                60,500  1,076,054
    Makino Milling Machine Co., Ltd.                                                 622,000  7,030,375
#   Marubeni Construction Material Lease Co., Ltd.                                    75,000    170,465
    Marufuji Sheet Piling Co., Ltd.                                                   10,200    329,156
    Maruka Machinery Co., Ltd.                                                        39,900    923,598
#   Marumae Co., Ltd.                                                                 40,300    702,838

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CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Industrials -- (Continued)
#   Maruwa Unyu Kikan Co., Ltd.                                                         74,400 $ 2,728,851
    Maruyama Manufacturing Co., Inc.                                                    23,800     443,633
    Maruzen Co., Ltd.                                                                   62,000   1,504,815
    Maruzen Showa Unyu Co., Ltd.                                                       361,000   1,684,426
    Matsuda Sangyo Co., Ltd.                                                            98,982   1,771,568
    Matsui Construction Co., Ltd.                                                      135,300   1,144,426
    Max Co., Ltd.                                                                      206,800   2,888,317
    Meidensha Corp.                                                                  1,262,050   5,282,589
    Meiji Electric Industries Co., Ltd.                                                 41,100     793,998
#   Meiji Shipping Co., Ltd.                                                           111,000     465,575
    Meisei Industrial Co., Ltd.                                                        251,000   1,809,762
    Meitec Corp.                                                                       162,200   8,923,922
    Meiwa Corp.                                                                        167,100     772,171
    Mesco, Inc.                                                                         27,200     398,139
    METAWATER Co., Ltd.                                                                 80,800   2,220,796
#   Mie Kotsu Group Holdings, Inc.                                                     326,100   1,442,507
    Mirait Holdings Corp.                                                              355,385   5,267,230
    Mitani Corp.                                                                        72,900   3,520,263
    Mitani Sangyo Co., Ltd.                                                             23,200     100,254
    Mitsubishi Kakoki Kaisha, Ltd.                                                      37,900     804,683
    Mitsubishi Logisnext Co., Ltd.                                                     212,200   2,033,080
#   Mitsubishi Logistics Corp.                                                          79,000   2,076,328
    Mitsubishi Pencil Co., Ltd.                                                        259,400   5,786,861
    Mitsuboshi Belting, Ltd.                                                           319,000   4,268,353
    Mitsui Engineering & Shipbuilding Co., Ltd.                                        510,900   9,113,534
    Mitsui Matsushima Co., Ltd.                                                         72,100   1,012,597
*   Mitsui-Soko Holdings Co., Ltd.                                                     706,000   2,390,219
    Mitsumura Printing Co., Ltd.                                                         9,300     204,605
    Miyaji Engineering Group, Inc.                                                      38,518   1,003,350
    Morita Holdings Corp.                                                              201,300   3,689,464
#   Musashi Co., Ltd.                                                                    4,400      79,385
    NAC Co., Ltd.                                                                       77,300     733,095
    Nachi-Fujikoshi Corp.                                                            1,262,000   8,847,872
#   Nadex Co., Ltd.                                                                     27,500     397,085
    Nagase & Co., Ltd.                                                                 557,300  10,164,665
    Naigai Trans Line, Ltd.                                                             39,000     748,240
    Nakabayashi Co., Ltd.                                                              123,700     801,400
    Nakakita Seisakusho Co., Ltd.                                                        3,200     113,441
#   Nakamoto Packs Co., Ltd.                                                            16,000     676,717
    Nakano Corp.                                                                        98,800     611,995
    Nakano Refrigerators Co., Ltd.                                                       1,300      54,888
    Namura Shipbuilding Co., Ltd.                                                      353,028   2,403,914
    Narasaki Sangyo Co., Ltd.                                                          127,000     489,453
    NDS Co., Ltd.                                                                       31,500   1,189,267
    Nichias Corp.                                                                      677,000   9,224,830
    Nichiban Co., Ltd.                                                                  72,700   2,041,336
    Nichiden Corp.                                                                      80,100   1,627,168
    Nichiha Corp.                                                                      182,580   7,355,706
    Nichireki Co., Ltd.                                                                162,100   1,950,258
    Nihon Dengi Co., Ltd.                                                               26,900     747,123
    Nihon Flush Co., Ltd.                                                               61,200   1,564,379
    Nihon Trim Co., Ltd.                                                                 1,600      91,556
#   Nikkato Corp.                                                                       49,900     455,612

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Industrials -- (Continued)
    Nikko Co., Ltd.                                                                     36,700 $   851,244
    Nikkon Holdings Co., Ltd.                                                          376,700  10,270,890
    Nippi, Inc.                                                                         10,700     467,579
    Nippo Corp.                                                                        198,000   4,553,476
    Nippon Air Conditioning Services Co., Ltd.                                         173,700   1,256,750
#   Nippon Aqua Co., Ltd.                                                              108,500     523,006
    Nippon Concept Corp.                                                                32,900     436,727
    Nippon Densetsu Kogyo Co., Ltd.                                                    221,900   4,884,175
    Nippon Dry-Chemical Co., Ltd.                                                          900      21,203
#   Nippon Filcon Co., Ltd.                                                             75,000     490,213
    Nippon Hume Corp.                                                                  140,000   1,061,997
    Nippon Kanzai Co., Ltd.                                                            106,900   1,989,730
    Nippon Koei Co., Ltd.                                                               87,900   2,906,151
    Nippon Parking Development Co., Ltd.                                             1,338,100   2,365,884
    Nippon Rietec Co., Ltd.                                                              8,300     101,740
    Nippon Road Co., Ltd. (The)                                                         46,100   2,547,535
#   Nippon Seisen Co., Ltd.                                                             21,100   1,053,377
#*  Nippon Sharyo, Ltd.                                                                452,000   1,336,528
*   Nippon Sheet Glass Co., Ltd.                                                       632,100   5,726,145
    Nippon Steel & Sumikin Bussan Corp.                                                 90,760   5,573,487
    Nippon Thompson Co., Ltd.                                                          383,000   3,012,939
    Nippon Tungsten Co., Ltd.                                                            6,699     201,277
    Nishi-Nippon Railroad Co., Ltd.                                                    420,100  11,744,011
    Nishimatsu Construction Co., Ltd.                                                  358,800  10,200,526
    Nishio Rent All Co., Ltd.                                                          115,500   3,742,689
#   Nissei ASB Machine Co., Ltd.                                                        52,300   3,446,386
#   Nissei Corp.                                                                        38,900     513,364
    Nissei Plastic Industrial Co., Ltd.                                                175,800   2,957,720
    Nisshinbo Holdings, Inc.                                                           911,080  12,993,905
    Nissin Corp.                                                                       100,400   2,677,963
    Nissin Electric Co., Ltd.                                                          388,100   4,326,211
    Nitta Corp.                                                                        127,800   5,406,891
    Nitto Boseki Co., Ltd.                                                             186,800   5,620,704
    Nitto Kogyo Corp.                                                                  187,300   3,217,588
    Nitto Kohki Co., Ltd.                                                               70,200   1,940,779
    Nitto Seiko Co., Ltd.                                                              191,000   1,134,599
    Nittoc Construction Co., Ltd.                                                      173,600   1,118,814
    Nittoku Engineering Co., Ltd.                                                       95,100   4,601,463
    NJS Co., Ltd.                                                                       38,600     563,870
    nms Holdings Co.                                                                    34,500     610,706
    Noda Corp.                                                                         145,800   1,930,501
    Nomura Co., Ltd.                                                                   254,100   5,744,459
    Noritake Co., Ltd.                                                                  75,000   4,009,307
    Noritz Corp.                                                                       178,800   3,535,772
    NS Tool Co., Ltd.                                                                   48,000   1,307,251
    NS United Kaiun Kaisha, Ltd.                                                        70,100   1,732,497
    NTN Corp.                                                                          422,600   2,179,573
    Obara Group, Inc.                                                                   75,300   5,206,739
    Ochi Holdings Co., Ltd.                                                              2,000      26,816
    Odelic Co., Ltd.                                                                    24,700   1,067,856
    Ohba Co., Ltd.                                                                      82,100     405,294
    Ohmoto Gumi Co., Ltd.                                                                2,200     107,812
#   Oiles Corp.                                                                        143,150   2,981,574

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Industrials -- (Continued)
    Okabe Co., Ltd.                                                                    246,000 $ 2,533,480
    Okada Aiyon Corp.                                                                   32,200     622,394
#   Okamoto Machine Tool Works, Ltd.                                                    25,399   1,118,180
    Okamura Corp.                                                                      425,300   5,952,262
#   OKK Corp.                                                                           45,900     556,498
    OKUMA Corp.                                                                        169,800  11,721,688
    Okumura Corp.                                                                      199,880   8,646,775
    Onoken Co., Ltd.                                                                   108,500   1,938,226
    Organo Corp.                                                                        46,800   1,547,075
    Origin Electric Co., Ltd.                                                           34,600     563,601
    OSG Corp.                                                                          412,700  10,494,029
    OSJB Holdings Corp.                                                                856,600   2,534,093
    Outsourcing, Inc.                                                                  498,400   9,443,196
    Oyo Corp.                                                                          135,800   1,814,309
#   Paraca, Inc.                                                                        33,100     821,751
    Parker Corp.                                                                        30,000     200,397
    Pasco Corp.                                                                        137,000     417,602
    Pasona Group, Inc.                                                                 112,200   2,423,258
#   Pegasus Sewing Machine Manufacturing Co., Ltd.                                     140,500     981,785
    Penta-Ocean Construction Co., Ltd.                                               1,890,000  14,602,360
    Pilot Corp.                                                                        235,600  11,708,490
#   Prestige International, Inc.                                                       312,700   4,104,622
    Pronexus, Inc.                                                                     125,000   1,686,736
    PS Mitsubishi Construction Co., Ltd.                                               199,600   1,741,068
    Punch Industry Co., Ltd.                                                           108,500   1,412,452
    Quick Co., Ltd.                                                                     65,100   1,008,666
    Raito Kogyo Co., Ltd.                                                              328,900   3,734,379
#   Rasa Corp.                                                                          53,000     480,539
*   Refinverse, Inc.                                                                     2,600      81,542
    Relia, Inc.                                                                        285,100   3,458,960
    Rheon Automatic Machinery Co., Ltd.                                                110,500   2,243,788
    Rix Corp.                                                                            7,800     135,718
    Ryobi, Ltd.                                                                        173,440   5,180,105
    S LINE Co., Ltd.                                                                    12,100     133,421
    Sakai Heavy Industries, Ltd.                                                        26,800   1,161,299
    Sakai Moving Service Co., Ltd.                                                      68,600   3,287,951
#*  Sanix, Inc.                                                                        173,800     383,681
    Sanki Engineering Co., Ltd.                                                        282,700   3,203,585
    Sanko Gosei, Ltd.                                                                  100,200     761,912
#   Sanko Metal Industrial Co., Ltd.                                                    14,300     558,726
    Sankyo Tateyama, Inc.                                                              169,600   2,386,012
    Sankyu, Inc.                                                                       250,200  11,678,114
#   Sanoyas Holdings Corp.                                                             159,500     426,294
    Sansei Technologies, Inc.                                                           58,900     757,224
#   Sansha Electric Manufacturing Co., Ltd.                                             65,200   1,003,086
    Sanyo Denki Co., Ltd.                                                               57,800   4,620,359
    Sanyo Engineering & Construction, Inc.                                              72,700     603,199
    Sanyo Industries, Ltd.                                                               9,900     196,830
    Sanyo Trading Co., Ltd.                                                             81,700   2,022,087
    Sata Construction Co., Ltd.                                                         88,499     367,548
    Sato Holdings Corp.                                                                158,700   5,124,388
    Sato Shoji Corp.                                                                    80,500     924,654
#   Sawafuji Electric Co., Ltd.                                                          7,000     144,482

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Industrials -- (Continued)
    SBS Holdings, Inc.                                                                 127,800 $ 1,331,636
    SEC Carbon, Ltd.                                                                    11,400     729,583
#   Secom Joshinetsu Co., Ltd.                                                          32,000   1,281,049
    Seibu Electric Industry Co., Ltd.                                                   24,400     668,200
    Seika Corp.                                                                         65,500   1,769,865
    Seikitokyu Kogyo Co., Ltd.                                                         203,400   1,191,020
    Sekisui Jushi Corp.                                                                184,400   4,209,315
    Senko Group Holdings Co., Ltd.                                                     691,900   4,977,330
    Senshu Electric Co., Ltd.                                                           51,200   1,505,727
    Shibusawa Warehouse Co., Ltd. (The)                                                 58,600   1,081,542
    Shibuya Corp.                                                                      108,000   4,633,028
    Shima Seiki Manufacturing, Ltd.                                                    105,400   7,650,448
    Shin Nippon Air Technologies Co., Ltd.                                              86,280   1,211,855
#   Shin-Keisei Electric Railway Co., Ltd.                                              36,199     721,035
    Shinmaywa Industries, Ltd.                                                         522,700   5,028,770
    Shinnihon Corp.                                                                    165,900   1,569,854
    Shinsho Corp.                                                                       35,500   1,284,309
    Shinwa Co., Ltd.                                                                    59,000   1,379,022
*   Shoko Co., Ltd.                                                                    407,000     511,588
    Showa Aircraft Industry Co., Ltd.                                                   35,137     469,011
#   SIGMAXYZ, Inc.                                                                      65,000     907,756
#   Sinfonia Technology Co., Ltd.                                                      806,000   3,466,205
    Sinko Industries, Ltd.                                                             123,800   2,412,222
    Sintokogio, Ltd.                                                                   301,000   3,874,850
    Soda Nikka Co., Ltd.                                                               108,500     644,305
#   Sodick Co., Ltd.                                                                   292,200   4,084,681
    Space Co., Ltd.                                                                     91,162   1,286,633
    Srg Takamiya Co., Ltd.                                                             127,200     784,582
#   Star Micronics Co., Ltd.                                                           214,600   4,509,461
#   Subaru Enterprise Co., Ltd.                                                          8,500     557,805
    Sugimoto & Co., Ltd.                                                                59,000   1,023,612
#   Sumiseki Holdings, Inc.                                                            379,600     644,553
    Sumitomo Densetsu Co., Ltd.                                                        114,400   2,411,487
    Sumitomo Mitsui Construction Co., Ltd.                                           1,144,540   6,531,609
    Sumitomo Precision Products Co., Ltd.                                              221,000     830,206
    Sumitomo Warehouse Co., Ltd. (The)                                                 778,000   5,800,329
*   SWCC Showa Holdings Co., Ltd.                                                      156,200   1,341,633
    Tacmina Corp.                                                                       13,100     217,270
    Tadano, Ltd.                                                                       607,400  10,632,819
    Taihei Dengyo Kaisha, Ltd.                                                         110,700   2,862,481
    Taiheiyo Kouhatsu, Inc.                                                             44,200     420,823
    Taikisha, Ltd.                                                                     154,800   5,408,473
    Taisei Oncho Co., Ltd.                                                               5,300     101,349
*   Takagi Seiko Corp.                                                                   7,600     307,908
    Takamatsu Construction Group Co., Ltd.                                              87,900   2,505,654
    Takamatsu Machinery Co., Ltd.                                                       16,700     214,806
#   Takano Co., Ltd.                                                                    53,500     540,661
    Takaoka Toko Co., Ltd.                                                              76,820   1,232,929
#   Takara Printing Co., Ltd.                                                           52,755     842,742
    Takara Standard Co., Ltd.                                                          242,800   4,018,932
    Takasago Thermal Engineering Co., Ltd.                                             326,000   6,172,250
    Takashima & Co., Ltd.                                                               26,600     564,671
    Takeei Corp.                                                                       138,100   1,758,758

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Industrials -- (Continued)
    Takeuchi Manufacturing Co., Ltd.                                                   245,900 $ 6,399,867
    Takigami Steel Construction Co., Ltd. (The)                                          5,300     290,757
    Takisawa Machine Tool Co., Ltd.                                                     40,300     908,396
    Takuma Co., Ltd.                                                                   438,000   5,951,788
    Tanabe Engineering Corp.                                                            30,100     361,137
    Tanabe Management Consulting Co., Ltd.                                               5,100      85,715
    Tanseisha Co., Ltd.                                                                223,349   2,516,055
    Tatsuta Electric Wire and Cable Co., Ltd.                                          272,600   2,017,635
    TECHNO ASSOCIE Co., Ltd.                                                            56,800     718,999
    Techno Ryowa, Ltd.                                                                  69,390     542,492
#   Techno Smart Corp.                                                                  49,300     833,662
    TechnoPro Holdings, Inc.                                                           223,400  12,267,960
    Teikoku Electric Manufacturing Co., Ltd.                                           126,300   1,734,833
#   Teikoku Sen-I Co., Ltd.                                                            122,900   2,680,030
    Tekken Corp.                                                                        76,400   2,306,979
    Tenox Corp.                                                                         19,200     202,431
#   Teraoka Seisakusho Co., Ltd.                                                        62,800     549,492
    Terasaki Electric Co., Ltd.                                                         21,600     314,690
*   Toa Corp.                                                                           92,900   2,544,827
    TOA ROAD Corp.                                                                      26,600   1,054,772
    Toba, Inc.                                                                           4,800     150,491
    Tobishima Corp.                                                                  1,220,300   2,025,923
    Tocalo Co., Ltd.                                                                    92,900   4,666,332
    Toda Corp.                                                                       1,071,000   8,438,179
    Toenec Corp.                                                                        53,200   1,600,362
#   Togami Electric Manufacturing Co., Ltd.                                             16,800     381,315
    TOKAI Holdings Corp.                                                               546,400   5,276,961
    Tokai Lease Co., Ltd.                                                               17,000     346,463
    Tokyo Energy & Systems, Inc.                                                       148,800   1,513,191
#   Tokyo Keiki, Inc.                                                                   84,199   1,069,716
#*  Tokyo Kikai Seisakusho, Ltd.                                                         1,700       9,285
    Tokyo Sangyo Co., Ltd.                                                             122,200     663,559
    Tokyu Construction Co., Ltd.                                                       539,500   5,868,111
    Toli Corp.                                                                         313,400   1,258,424
    Tomoe Corp.                                                                        176,000     982,894
#   Tomoe Engineering Co., Ltd.                                                         48,900     906,318
    Tonami Holdings Co., Ltd.                                                           38,700   1,967,533
    Toppan Forms Co., Ltd.                                                             304,700   3,440,445
#   Torishima Pump Manufacturing Co., Ltd.                                             127,100   1,295,720
    Toshiba Machine Co., Ltd.                                                          740,000   6,070,180
    Toshiba Plant Systems & Services Corp.                                             289,650   5,713,424
#   Tosho Printing Co., Ltd.                                                           143,999   1,293,978
#   Totech Corp.                                                                        47,700   1,424,361
    Totetsu Kogyo Co., Ltd.                                                            158,200   5,136,712
    Totoku Electric Co., Ltd.                                                           17,200     496,529
    Toyo Construction Co., Ltd.                                                        504,600   2,890,962
#   Toyo Denki Seizo K.K.                                                               48,900     892,011
#   Toyo Engineering Corp.                                                             200,679   2,446,929
    Toyo Logistics Co., Ltd.                                                             8,600      26,165
    Toyo Machinery & Metal Co., Ltd.                                                   100,900   1,025,512
    Toyo Tanso Co., Ltd.                                                                75,300   2,607,722
#   Toyo Wharf & Warehouse Co., Ltd.                                                    41,300     690,386
    Trancom Co., Ltd.                                                                   50,100   3,731,874

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                     ------- --------------
Industrials -- (Continued)
    Trinity Industrial Corp.                                                          32,000 $      334,258
    Trusco Nakayama Corp.                                                            335,300      9,940,536
    Trust Tech, Inc.                                                                  54,400      1,590,290
#   Tsubaki Nakashima Co., Ltd.                                                      244,800      6,990,959
    Tsubakimoto Chain Co.                                                            778,700      6,575,724
    Tsubakimoto Kogyo Co., Ltd.                                                       26,500        779,273
#*  Tsudakoma Corp.                                                                  320,000        876,976
    Tsugami Corp.                                                                    375,000      5,605,271
    Tsukishima Kikai Co., Ltd.                                                       174,400      2,265,105
    Tsurumi Manufacturing Co., Ltd.                                                  117,000      2,234,379
    TTK Co., Ltd.                                                                     67,000        392,679
    Uchida Yoko Co., Ltd.                                                             59,400      1,837,642
#   Ueki Corp.                                                                        34,800        869,223
    Union Tool Co.                                                                    56,400      2,227,344
    Ushio, Inc.                                                                      697,500     10,696,759
#*  UT Group Co., Ltd.                                                               161,000      5,302,281
    Utoc Corp.                                                                        98,700        447,976
    Wakachiku Construction Co., Ltd.                                                 105,200      1,681,686
    Wakita & Co., Ltd.                                                               269,200      3,339,038
    WDB Holdings Co., Ltd.                                                            55,300      1,969,417
    Weathernews, Inc.                                                                 41,500      1,288,302
    Will Group, Inc.                                                                  76,900      1,449,446
#   World Holdings Co., Ltd.                                                          47,600      1,607,273
    Yahagi Construction Co., Ltd.                                                    175,600      1,481,519
    YAMABIKO Corp.                                                                   233,128      3,845,708
    YAMADA Consulting Group Co., Ltd.                                                 62,700      1,958,524
#   Yamashin-Filter Corp.                                                            193,800      2,537,781
#   Yamashina Corp.                                                                  485,400        649,175
    Yamato Corp.                                                                     104,900        820,821
#   Yamaura Corp.                                                                     51,200        443,465
    Yamazen Corp.                                                                    353,400      4,306,870
    Yasuda Logistics Corp.                                                           108,300      1,071,921
    Yokogawa Bridge Holdings Corp.                                                   214,100      5,514,368
    Yondenko Corp.                                                                    28,060        723,879
    Yuasa Trading Co., Ltd.                                                          108,500      3,883,992
    Yuken Kogyo Co., Ltd.                                                             21,900        594,086
    Yumeshin Holdings Co., Ltd.                                                      283,900      3,350,063
    Yurtec Corp.                                                                     264,200      2,152,299
    Zaoh Co., Ltd.                                                                    13,800        254,661
    Zenitaka Corp. (The)                                                              18,200      1,047,190
    Zuiko Corp.                                                                       26,200        898,138
                                                                                             --------------
Total Industrials                                                                             1,301,358,928
                                                                                             --------------
Information Technology -- (13.5%)
#   A&D Co., Ltd.                                                                    113,900        835,468
#*  Access Co., Ltd.                                                                 236,400      2,444,699
    Ad-sol Nissin Corp.                                                               38,100        487,017
#   Adtec Plasma Technology Co., Ltd.                                                 35,800        696,282
#   Aeria, Inc.                                                                       64,700      1,216,138
    AGS Corp.                                                                          5,000         40,231
    Ai Holdings Corp.                                                                234,800      6,282,419
    Aichi Tokei Denki Co., Ltd.                                                       18,700        764,025

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Information Technology -- (Continued)
    Aiphone Co., Ltd.                                                                   71,900 $ 1,314,036
#*  Akatsuki, Inc.                                                                      24,300   1,482,346
*   Allied Telesis Holdings KK                                                         321,800     345,806
    Alpha Systems, Inc.                                                                 45,660   1,057,935
    Amano Corp.                                                                        401,300  10,906,383
    Anritsu Corp.                                                                      180,500   2,324,230
    AOI Electronic Co., Ltd.                                                            30,300   1,588,732
*   Apic Yamada Corp.                                                                   71,800     421,301
    Argo Graphics, Inc.                                                                 54,300   1,851,421
    Arisawa Manufacturing Co., Ltd.                                                    200,900   2,128,930
#   ArtSpark Holdings, Inc.                                                             44,300     590,897
#   Asahi Net, Inc.                                                                    117,800     577,851
#   Ateam, Inc.                                                                         73,600   1,851,385
#*  Atrae, Inc.                                                                          8,200     833,639
#   Aval Data Corp.                                                                     20,700     514,736
    Axell Corp.                                                                         44,900     358,734
#*  Bengo4.com, Inc.                                                                    45,600     712,828
*   BrainPad, Inc.                                                                      21,100     392,099
#   Broadband Tower, Inc.                                                              263,100     483,255
    Broadleaf Co., Ltd.                                                                289,800   2,973,669
    CAC Holdings Corp.                                                                  85,000     834,260
    Canon Electronics, Inc.                                                            125,200   3,261,668
#   Capcom Co., Ltd.                                                                   265,000  10,137,343
    CCS, Inc.                                                                            8,400     341,980
    CDS Co., Ltd.                                                                        6,500      79,481
    Chino Corp.                                                                         42,700     661,710
    Citizen Watch Co., Ltd.                                                          1,479,400  11,366,748
#   CMK Corp.                                                                          355,000   3,489,168
#   COLOPL, Inc.                                                                       338,100   2,960,472
#   Computer Engineering & Consulting, Ltd.                                             85,500   2,500,172
    Computer Institute of Japan, Ltd.                                                   96,600     631,855
    Comture Corp.                                                                       67,300   2,207,347
    CONEXIO Corp.                                                                      102,600   2,280,427
#   Core Corp.                                                                          41,400     538,611
    Cresco, Ltd.                                                                        34,400   1,377,795
    CROOZ, Inc.                                                                          2,400      58,639
    Cube System, Inc.                                                                   48,400     370,433
    Cybernet Systems Co., Ltd.                                                          48,200     322,967
#*  Cyberstep, Inc.                                                                     27,000     959,571
    Cybozu, Inc.                                                                       136,600     734,592
    Dai-ichi Seiko Co., Ltd.                                                            55,600   1,568,747
#   Daiko Denshi Tsushin, Ltd.                                                          35,000     418,330
#   Daishinku Corp.                                                                     44,399     687,176
    Daitron Co., Ltd.                                                                   56,600   1,238,609
    Daiwabo Holdings Co., Ltd.                                                         118,600   5,287,032
*   DDS, Inc.                                                                           30,400     164,918
    Denki Kogyo Co., Ltd.                                                               73,000   2,072,543
    Densan System Co., Ltd.                                                             38,600     729,044
#   Designone Japan, Inc.                                                               40,400     470,965
    Dexerials Corp.                                                                    335,200   4,675,134
    Digital Arts, Inc.                                                                  69,100   2,570,939
    Digital Information Technologies Corp.                                              26,600     841,573
    Dip Corp.                                                                          202,400   6,461,913

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
Information Technology -- (Continued)
    DKK-Toa Corp.                                                                     44,300 $  469,151
    Double Standard, Inc.                                                              6,500    496,457
*   Drecom Co., Ltd.                                                                  70,900    817,124
    DTS Corp.                                                                        133,300  4,877,284
    E-Guardian, Inc.                                                                  61,000  1,534,923
    Eizo Corp.                                                                       108,300  5,101,082
#   Elecom Co., Ltd.                                                                 111,200  2,655,977
    Elematec Corp.                                                                    52,271  1,279,754
#*  Enigmo, Inc.                                                                      73,800    833,426
    Enomoto Co., Ltd.                                                                 23,500    423,719
    Enplas Corp.                                                                      63,100  2,379,188
    ESPEC Corp.                                                                      128,600  3,614,050
#   Excel Co., Ltd.                                                                   44,000  1,081,829
    F@N Communications, Inc.                                                         303,400  2,462,567
#   Faith, Inc.                                                                       47,510    575,434
    Fenwal Controls of Japan, Ltd.                                                    20,600    326,192
    Ferrotec Holdings Corp.                                                          247,900  6,504,227
#*  FFRI, Inc.                                                                        24,500    939,402
#*  FIRSTLOGIC, Inc.                                                                  26,800    244,421
#   Fixstars Corp.                                                                    25,400  1,495,762
#*  Flight Holdings, Inc.                                                             60,400    458,844
    Forval Corp.                                                                      37,900    294,964
#   FTGroup Co., Ltd.                                                                 74,000    686,757
    Fuji Soft, Inc.                                                                  137,200  4,724,327
    Fujitsu Frontech, Ltd.                                                            75,300  1,286,255
#   Fukui Computer Holdings, Inc.                                                     46,600  1,320,287
#*  Full Speed, Inc.                                                                  45,200    396,165
    Furuno Electric Co., Ltd.                                                        164,500  1,239,762
    Future Corp.                                                                     167,100  1,809,079
#   G Three Holdings Corp.                                                           214,900    234,655
    GL Sciences, Inc.                                                                 41,700    835,543
#   GMO Cloud K.K.                                                                    26,700    566,970
#   GMO internet, Inc.                                                               453,600  8,310,410
    Gree, Inc.                                                                       672,200  4,371,755
#*  Gunosy, Inc.                                                                      80,500  2,194,604
#   Gurunavi, Inc.                                                                   186,000  2,326,551
    Hagiwara Electric Co., Ltd.                                                       41,000  1,398,391
    Hakuto Co., Ltd.                                                                  97,100  1,748,999
#   Hearts United Group Co., Ltd.                                                     92,400  1,601,368
#   Hibino Corp.                                                                      27,500    489,862
    Hioki EE Corp.                                                                    63,300  2,046,753
    Hitachi Kokusai Electric, Inc.                                                   332,500  9,492,793
#   Hochiki Corp.                                                                    129,700  2,886,579
#   Hokuriku Electric Industry Co., Ltd.                                              48,200    836,688
    Honda Tsushin Kogyo Co., Ltd.                                                    104,300  1,249,262
    Horiba, Ltd.                                                                      61,650  3,976,858
    Hosiden Corp.                                                                    362,000  6,023,049
    I-Net Corp.                                                                       71,890  1,101,481
#   I-O Data Device, Inc.                                                             47,600    492,129
    Ibiden Co., Ltd.                                                                 435,178  6,783,726
    Icom, Inc.                                                                        72,300  1,715,711
#*  IGNIS, Ltd.                                                                       30,800    471,518
#   Ikegami Tsushinki Co., Ltd.                                                      385,000    625,770

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
Information Technology -- (Continued)
    Ines Corp.                                                                         170,000 $1,790,981
    Infocom Corp.                                                                       80,400  1,787,268
    Infomart Corp.                                                                     624,900  4,424,861
    Information Development Co.                                                         42,700    546,733
    Information Services International-Dentsu, Ltd.                                     80,300  2,007,086
#   Innotech Corp.                                                                     111,100  1,088,845
#   Intelligent Wave, Inc.                                                              68,500    466,849
    Inter Action Corp.                                                                  61,000    587,425
    Internet Initiative Japan, Inc.                                                    183,800  4,000,327
    Iriso Electronics Co., Ltd.                                                        120,400  7,640,367
*   Ishii Hyoki Co., Ltd.                                                               29,000    388,113
#   Istyle, Inc.                                                                       299,000  3,019,648
#*  ITbook Co., Ltd.                                                                    98,700    561,403
    Itfor, Inc.                                                                        160,800  1,301,466
    ITmedia, Inc.                                                                        6,200     48,493
*   Itokuro, Inc.                                                                       23,600  1,534,869
    Iwatsu Electric Co., Ltd.                                                           63,700    492,546
    Japan Aviation Electronics Industry, Ltd.                                          311,000  5,228,237
#   Japan Cash Machine Co., Ltd.                                                        99,000  1,074,459
#*  Japan Display, Inc.                                                              2,393,000  5,207,292
#   Japan Material Co., Ltd.                                                           130,500  5,132,672
#   Jastec Co., Ltd.                                                                    82,900    998,541
    JBCC Holdings, Inc.                                                                100,600  1,101,886
#*  JIG-SAW, Inc.                                                                       22,600  1,145,663
    Justsystems Corp.                                                                  211,900  4,103,843
    Kaga Electronics Co., Ltd.                                                         113,900  3,140,227
#*  Kamakura Shinsho, Ltd.                                                              20,100    433,080
    Kanematsu Electronics, Ltd.                                                         80,100  2,371,066
    KAYAC, Inc.                                                                         21,200    261,083
    KEL Corp.                                                                           21,900    327,458
#   KLab, Inc.                                                                         222,600  3,857,589
    Koa Corp.                                                                          195,900  4,766,509
    Kozo Keikaku Engineering, Inc.                                                      18,000    379,500
    Kyoden Co., Ltd.                                                                   121,700    539,242
    Kyoei Sangyo Co., Ltd.                                                                 600     11,770
    Kyosan Electric Manufacturing Co., Ltd.                                            252,000  1,793,649
    Kyowa Electronics Instruments Co., Ltd.                                            144,400    607,014
#   LAC Co., Ltd.                                                                      101,400  1,620,385
    Lasertec Corp.                                                                     255,200  9,141,268
    LECIP Holdings Corp.                                                                 3,800     31,889
#   m-up, Inc.                                                                          36,000    407,306
    Macnica Fuji Electronics Holdings, Inc.                                            213,450  5,919,055
    Mamezou Holdings Co., Ltd.                                                         115,200  1,403,650
#   MarkLines Co., Ltd.                                                                 64,100  1,087,165
    Marubun Corp.                                                                      103,000  1,095,789
    Maruwa Co., Ltd.                                                                    61,000  5,463,321
#   Marvelous, Inc.                                                                    206,300  1,864,108
    Maxell Holdings, Ltd.                                                              220,300  5,089,577
    MCJ Co., Ltd.                                                                      231,200  2,625,039
#   Media Do Holdings Co., Ltd.                                                         42,900    888,899
#   Megachips Corp.                                                                    112,600  4,280,981
    Meiko Electronics Co., Ltd.                                                        133,000  2,508,782
    Melco Holdings, Inc.                                                                63,300  2,193,836

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
Information Technology -- (Continued)
#   Mimaki Engineering Co., Ltd.                                                     113,700 $1,231,131
    Mimasu Semiconductor Industry Co., Ltd.                                          113,181  2,352,552
#   Miraial Co., Ltd.                                                                 43,300    892,118
    Miroku Jyoho Service Co., Ltd.                                                   115,700  3,545,807
    Mitachi Co., Ltd.                                                                  6,900    115,370
#   Mitsubishi Research Institute, Inc.                                               46,900  1,591,713
#   Mitsui High-Tec, Inc.                                                            164,500  3,192,711
#   Mobile Create Co., Ltd.                                                           59,800    198,551
#   Mobile Factory, Inc.                                                              33,200    432,368
#*  Morpho, Inc.                                                                      30,400  1,311,882
#   MTI, Ltd.                                                                        199,300  1,169,314
    Mutoh Holdings Co., Ltd.                                                          14,600    333,062
#*  Mynet, Inc.                                                                       25,600    419,508
    Nagano Keiki Co., Ltd.                                                            83,000  1,000,265
    Naigai Tec Corp.                                                                  12,100    452,276
    Nakayo, Inc.                                                                      78,000  1,541,404
    NEC Networks & System Integration Corp.                                          152,500  4,086,409
    NET One Systems Co., Ltd.                                                        536,600  8,127,237
#*  New Japan Radio Co., Ltd.                                                         96,000    812,849
#   Nexyz Group Corp.                                                                 48,000    868,508
    Nichicon Corp.                                                                   311,900  4,203,608
#   Nihon Dempa Kogyo Co., Ltd.                                                      106,600    772,818
    Nihon Denkei Co., Ltd.                                                            25,100    558,639
    Nihon Unisys, Ltd.                                                               466,775  9,838,047
    Nippon Ceramic Co., Ltd.                                                          62,200  1,755,041
    Nippon Chemi-Con Corp.                                                           103,700  3,519,443
    Nippon Information Development Co., Ltd.                                           4,200    143,240
#   Nippon Kodoshi Corp.                                                              54,900  1,697,900
    Nippon Signal Co., Ltd.                                                          360,300  3,796,186
    Nippon Systemware Co., Ltd.                                                       45,500  1,078,470
    Nohmi Bosai, Ltd.                                                                136,100  2,520,748
#   Noritsu Koki Co., Ltd.                                                           127,400  3,199,222
    NS Solutions Corp.                                                               171,100  4,610,720
    NSD Co., Ltd.                                                                    230,980  4,884,069
#   Nuflare Technology, Inc.                                                          29,800  1,924,758
#*  Ohizumi Mfg. Co., Ltd.                                                            35,200    396,272
#   Okaya Electric Industries Co., Ltd.                                               73,000    513,346
#   Oki Electric Industry Co., Ltd.                                                  522,400  7,603,325
    ONO Sokki Co., Ltd.                                                               58,400    477,837
    Optex Group Co., Ltd.                                                             94,700  6,064,428
#*  Optim Corp.                                                                       26,100    619,871
    Osaki Electric Co., Ltd.                                                         271,600  2,001,073
#   Oval Corp.                                                                        31,600     91,557
#   Paltek Corp.                                                                      38,500    277,804
    PCA Corp.                                                                          2,500     40,231
#   PCI Holdings, Inc.                                                                23,100    797,911
    Poletowin Pitcrew Holdings, Inc.                                                  93,100  1,959,433
    Pro-Ship, Inc.                                                                    17,300    366,992
#   Rakus Co., Ltd.                                                                   38,300  1,181,137
#   RECOMM Co., Ltd.                                                                 263,500    891,570
    Renesas Easton Co., Ltd.                                                          87,700    645,449
    Riken Keiki Co., Ltd.                                                            109,100  2,459,219
    Riso Kagaku Corp.                                                                171,600  3,240,860

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- -----------
Information Technology -- (Continued)
    Roland DG Corp.                                                                   84,700 $ 2,493,583
#   Rorze Corp.                                                                       68,500   1,714,744
    RS Technologies Co., Ltd.                                                         23,300   1,533,291
    Ryoden Corp.                                                                      97,000   1,708,140
    Ryosan Co., Ltd.                                                                 188,800   7,257,449
#   Ryoyo Electro Corp.                                                              132,600   2,353,276
    Saison Information Systems Co., Ltd.                                              17,700     437,540
#   Sakura Internet, Inc.                                                            131,500   1,003,505
    Sanken Electric Co., Ltd.                                                        779,000   5,712,043
    Sanshin Electronics Co., Ltd.                                                    151,900   2,868,806
#   Satori Electric Co., Ltd.                                                         85,880     896,915
#   Saxa Holdings, Inc.                                                               32,600     631,962
#   Scala, Inc.                                                                       91,500     694,990
#   Seikoh Giken Co., Ltd.                                                            13,800     238,517
    Shibaura Electronics Co., Ltd.                                                    49,000   2,769,319
    Shibaura Mechatronics Corp.                                                      222,000     944,801
*   SHIFT, Inc.                                                                       44,900   1,808,790
    Shindengen Electric Manufacturing Co., Ltd.                                       51,000   4,723,837
#*  Shinkawa, Ltd.                                                                   112,200   1,522,631
    Shinko Electric Industries Co., Ltd.                                             445,700   3,791,074
    Shinko Shoji Co., Ltd.                                                           135,600   2,635,797
#   Shirai Electronics Industrial Co., Ltd.                                           61,600     434,071
#   Shizuki Electric Co., Inc.                                                       121,400   1,085,569
#   Showa Shinku Co., Ltd.                                                            23,300     541,106
    Showcase TV, Inc.                                                                 19,100     294,269
    Sigma Koki Co., Ltd.                                                              27,600     643,254
#   Siix Corp.                                                                       102,800   4,671,031
#   SK-Electronics Co., Ltd.                                                          48,000     941,789
    SMK Corp.                                                                        333,000   1,472,600
#   SMS Co., Ltd.                                                                    212,600   7,555,762
    Softbank Technology Corp.                                                         70,300   1,359,980
#   Softbrain Co., Ltd.                                                              125,200     510,993
    Softcreate Holdings Corp.                                                         50,900     686,890
#   Soliton Systems K.K.                                                              52,900     827,392
#   Soshin Electric Co., Ltd.                                                         58,400     424,319
#   Sourcenext Corp.                                                                 172,600   1,154,350
    SRA Holdings                                                                      69,100   2,468,906
#   Sumida Corp.                                                                     170,649   3,233,938
#   Sun Corp.                                                                        104,900     679,927
    Sun-Wa Technos Corp.                                                              61,000   1,398,476
    Suzuden Corp.                                                                     26,100     426,988
    Suzuki Co., Ltd.                                                                  52,700     626,315
*   Synchro Food Co., Ltd.                                                            10,900     321,306
    System Information Co., Ltd.                                                      26,300     294,187
#   Systemsoft Corp.                                                                 278,600     373,142
    Systena Corp.                                                                    109,900   3,793,339
    Tachibana Eletech Co., Ltd.                                                      107,560   2,108,579
    Taiyo Yuden Co., Ltd.                                                            698,900  11,827,886
    Takachiho Koheki Co., Ltd.                                                        16,100     174,650
    TAKEBISHI Corp.                                                                   39,600     689,743
    Tamura Corp.                                                                     495,600   3,933,693
#   Tazmo Co., Ltd.                                                                   43,800     812,584
    TDC Soft, Inc.                                                                    50,100     577,358

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CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- ------------
Information Technology -- (Continued)
#*  Teac Corp.                                                                       819,000 $    338,589
    TechMatrix Corp.                                                                 102,800    1,957,790
#   Tecnos Japan, Inc.                                                               103,000      872,459
    Teikoku Tsushin Kogyo Co., Ltd.                                                   52,500      668,720
    TESEC Corp.                                                                       18,200      373,977
    TIS, Inc.                                                                         50,201    1,781,165
    TKC Corp.                                                                        119,800    4,376,331
    Toho System Science Co., Ltd.                                                      3,100       23,632
    Tokyo Electron Device, Ltd.                                                       42,900      898,748
    Tokyo Seimitsu Co., Ltd.                                                         253,700   11,108,504
#   Tomen Devices Corp.                                                                9,700      286,529
    Topcon Corp.                                                                     567,800   14,455,825
#   Torex Semiconductor, Ltd.                                                         42,400      667,946
    Toshiba TEC Corp.                                                                844,000    5,129,626
#   Toukei Computer Co., Ltd.                                                         22,710      658,981
    Towa Corp.                                                                       139,700    2,981,689
    Toyo Corp.                                                                       155,200    1,416,320
    Transcosmos, Inc.                                                                107,100    2,848,483
#   Tri Chemical Laboratories, Inc.                                                   37,500    1,722,004
    Tsuzuki Denki Co., Ltd.                                                           27,600      251,888
#   UKC Holdings Corp.                                                                86,600    1,847,046
#   UMC Electronics Co Ltd                                                            35,200    1,064,582
    Uniden Holdings Corp.                                                            406,000    1,228,796
    UNIRITA, Inc.                                                                      7,300      125,877
#   UNITED, Inc.                                                                      82,600    2,625,211
    V Technology Co., Ltd.                                                            29,900    5,955,261
#*  V-Cube, Inc.                                                                      89,200      439,775
#   VeriServe Corp.                                                                   13,400      450,717
    Vitec Holdings Co., Ltd.                                                          55,000      917,746
    Voyage Group, Inc.                                                                60,300      824,551
#   YAC Holdings Co., Ltd.                                                            52,800      547,750
    Yamaichi Electronics Co., Ltd.                                                   136,500    2,846,995
    Yashima Denki Co., Ltd.                                                          112,800      991,928
    Yokowo Co., Ltd.                                                                  95,500    1,896,017
#   Zappallas, Inc.                                                                   55,900      208,053
#*  ZIGExN Co., Ltd.                                                                 221,800    2,306,993
    Zuken, Inc.                                                                       99,900    1,685,835
                                                                                             ------------
Total Information Technology                                                                  640,351,598
                                                                                             ------------
Materials -- (10.2%)
    Achilles Corp.                                                                   101,900    2,167,659
    ADEKA Corp.                                                                      564,600   10,025,098
    Agro-Kanesho Co., Ltd.                                                            68,400    1,457,685
    Aichi Steel Corp.                                                                 77,200    3,177,139
    Arakawa Chemical Industries, Ltd.                                                113,800    2,333,499
    Araya Industrial Co., Ltd.                                                        26,800      682,598
#   Asahi Holdings, Inc.                                                             182,350    3,620,361
    Asahi Printing Co., Ltd.                                                          13,900      177,285
    Asahi Yukizai Corp.                                                               93,100    1,738,482
    Asahipen Corp.                                                                    21,000       38,488
    Asia Pile Holdings Corp.                                                         176,900    1,154,919
    C Uyemura & Co., Ltd.                                                             30,000    2,362,242

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
Materials -- (Continued)
#   Carlit Holdings Co., Ltd.                                                          135,700 $1,587,928
    Chuetsu Pulp & Paper Co., Ltd.                                                      55,200  1,015,281
#*  Chugai Mining Co., Ltd.                                                          1,012,400    250,229
#   Chugoku Marine Paints, Ltd.                                                        403,000  3,514,361
    CI Takiron Corp.                                                                   330,000  2,378,210
    CK-San-Etsu Co., Ltd.                                                               11,300    486,444
    Dai Nippon Toryo Co., Ltd.                                                         157,500  2,516,804
    Daido Steel Co., Ltd.                                                              131,300  7,766,645
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                                             131,500  1,777,457
    Daiken Corp.                                                                        98,800  2,593,475
    Daiki Aluminium Industry Co., Ltd.                                                 189,300  1,551,212
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                             83,500  4,103,544
#   Daio Paper Corp.                                                                   425,100  5,816,137
    DKS Co., Ltd.                                                                      287,000  2,345,974
    Dowa Holdings Co., Ltd.                                                             13,400    558,527
    Dynapac Co., Ltd.                                                                    7,200    113,410
    FP Corp.                                                                           132,600  7,005,461
    Fuji Seal International, Inc.                                                      274,400  9,545,691
    Fujikura Kasei Co., Ltd.                                                           166,000  1,063,524
    Fujimi, Inc.                                                                       122,100  2,924,714
    Fujimori Kogyo Co., Ltd.                                                           102,700  3,692,182
#   Fumakilla, Ltd.                                                                     50,501  1,129,417
#   Fuso Chemical Co., Ltd.                                                            115,300  3,320,387
    Geostr Corp.                                                                        89,500    652,978
    Godo Steel, Ltd.                                                                    77,700  1,598,691
    Gun-Ei Chemical Industry Co., Ltd.                                                  28,600  1,035,996
    Hakudo Co., Ltd.                                                                    32,500    753,758
#   Haneda Zenith Holdings Co., Ltd.                                                   218,200    867,505
    Harima Chemicals Group, Inc.                                                        90,300    736,360
#   Hodogaya Chemical Co., Ltd.                                                         41,300  2,272,229
    Hokkan Holdings, Ltd.                                                              278,000  1,089,637
    Hokko Chemical Industry Co., Ltd.                                                  126,900    927,501
    Hokuetsu Kishu Paper Co., Ltd.                                                     814,899  5,354,711
    Honshu Chemical Industry Co., Ltd.                                                  24,100    321,637
#   Ise Chemical Corp.                                                                  74,000    462,342
    Ishihara Chemical Co., Ltd.                                                         13,800    294,049
*   Ishihara Sangyo Kaisha, Ltd.                                                       229,050  4,342,784
    Ishizuka Glass Co., Ltd.                                                            16,200    428,166
    JCU Corp.                                                                           73,900  3,559,095
    JSP Corp.                                                                           79,300  2,646,065
#   Kanto Denka Kogyo Co., Ltd.                                                        283,400  3,345,398
    Katakura & Co-op Agri Corp.                                                         21,500    274,915
    Kawakin Holdings Co., Ltd.                                                          11,000     50,543
    KeePer Technical Laboratory Co., Ltd.                                               42,900    590,405
#   KH Neochem Co., Ltd.                                                               121,500  3,550,661
    Kimoto Co., Ltd.                                                                   228,000    867,245
    Koatsu Gas Kogyo Co., Ltd.                                                         184,293  1,556,843
#   Kogi Corp.                                                                           5,499    108,692
    Kohsoku Corp.                                                                       62,800    778,062
    Konishi Co., Ltd.                                                                  199,600  3,644,230
#   Konoshima Chemical Co., Ltd.                                                        36,700    407,645
    Krosaki Harima Corp.                                                                33,300  1,409,762
#   Kumiai Chemical Industry Co., Ltd.                                                 634,387  4,109,717

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Materials -- (Continued)
    Kureha Corp.                                                                       100,350 $ 7,229,246
    Kurimoto, Ltd.                                                                      63,300   1,450,587
    Kuriyama Holdings Corp.                                                             43,900   1,086,756
#   Kyoei Steel, Ltd.                                                                  147,300   2,686,353
    Kyowa Leather Cloth Co., Ltd.                                                       79,300     717,434
    Lintec Corp.                                                                       298,300   8,546,367
#   MEC Co., Ltd.                                                                      111,500   2,334,756
    Mipox Corp.                                                                         54,200     409,827
    Mitani Sekisan Co., Ltd.                                                            51,600   1,204,378
*   Mitsubishi Paper Mills, Ltd.                                                       191,500   1,253,238
    Mitsubishi Steel Manufacturing Co., Ltd.                                            91,700   2,368,565
#   Molitec Steel Co., Ltd.                                                             79,300     767,116
#   MORESCO Corp.                                                                       43,300     850,901
    Mory Industries, Inc.                                                               35,500   1,369,326
*   Muto Seiko Co.                                                                      30,900     507,623
    Nakayama Steel Works, Ltd.                                                         135,300     925,101
    Neturen Co., Ltd.                                                                  225,300   2,446,445
#*  New Japan Chemical Co., Ltd.                                                       200,600     525,280
    Nicca Chemical Co., Ltd.                                                            42,300     473,840
    Nichia Steel Works, Ltd.                                                           164,900     572,476
#   Nihon Kagaku Sangyo Co., Ltd.                                                       83,200   1,304,578
    Nihon Nohyaku Co., Ltd.                                                            330,000   1,941,083
    Nihon Parkerizing Co., Ltd.                                                        581,400  10,105,252
    Nihon Yamamura Glass Co., Ltd.                                                     580,000     995,736
    Nippon Carbide Industries Co., Inc.                                                 47,900     912,676
    Nippon Chemical Industrial Co., Ltd.                                                47,700   1,179,039
    Nippon Concrete Industries Co., Ltd.                                               293,500   1,310,954
    Nippon Denko Co., Ltd.                                                             725,314   3,411,141
    Nippon Fine Chemical Co., Ltd.                                                      81,000     984,462
    Nippon Kinzoku Co., Ltd.                                                            31,500     860,255
    Nippon Koshuha Steel Co., Ltd.                                                      50,899     454,879
    Nippon Light Metal Holdings Co., Ltd.                                            3,824,100  11,280,784
    Nippon Paper Industries Co., Ltd.                                                  471,500   8,976,846
    Nippon Pillar Packing Co., Ltd.                                                    142,800   2,496,414
    Nippon Soda Co., Ltd.                                                              754,000   5,194,069
    Nippon Valqua Industries, Ltd.                                                     104,499   3,176,630
#*  Nippon Yakin Kogyo Co., Ltd.                                                       831,300   2,368,011
#   Nisshin Steel Co., Ltd.                                                            320,992   5,412,020
    Nitta Gelatin, Inc.                                                                 83,100     637,489
    Nittetsu Mining Co., Ltd.                                                           36,700   2,643,679
    Nitto FC Co., Ltd.                                                                 106,200     779,613
    NOF Corp.                                                                          445,000  11,977,350
    Nozawa Corp.                                                                        46,600     681,804
    Oat Agrio Co., Ltd.                                                                 18,300     481,252
    Okamoto Industries, Inc.                                                           356,000   4,032,134
    Okura Industrial Co., Ltd.                                                         294,000   1,789,920
#   Osaka Organic Chemical Industry, Ltd.                                              103,700   1,635,418
#   Osaka Soda Co., Ltd.                                                                90,599   2,332,930
    Osaka Steel Co., Ltd.                                                               87,800   1,839,369
#   OSAKA Titanium Technologies Co., Ltd.                                              127,400   3,321,747
#*  Pacific Metals Co., Ltd.                                                           107,299   3,528,655
    Pack Corp. (The)                                                                    85,200   2,938,749
#   Rasa Industries, Ltd.                                                               50,400   1,194,778

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Materials -- (Continued)
    Rengo Co., Ltd.                                                                  1,134,800 $ 9,208,196
    Riken Technos Corp.                                                                234,300   1,335,389
    Sakai Chemical Industry Co., Ltd.                                                  114,000   3,201,923
    Sakata INX Corp.                                                                   259,900   4,406,386
    Sanyo Chemical Industries, Ltd.                                                     76,700   4,064,696
    Sanyo Special Steel Co., Ltd.                                                      141,160   3,583,609
#   Seiko PMC Corp.                                                                     70,600     781,137
    Sekisui Plastics Co., Ltd.                                                         168,600   2,144,264
    Shikoku Chemicals Corp.                                                            243,000   4,052,229
    Shin-Etsu Polymer Co., Ltd.                                                        285,700   3,447,278
    Shinagawa Refractories Co., Ltd.                                                    41,700   1,265,520
#   Shinko Wire Co., Ltd.                                                               18,400     283,371
    SK Kaken Co., Ltd.                                                                   8,000     913,862
    Soken Chemical & Engineering Co., Ltd.                                              35,100     769,024
#   Stella Chemifa Corp.                                                                70,800   2,406,353
    Sumitomo Bakelite Co., Ltd.                                                      1,112,000   9,552,100
    Sumitomo Osaka Cement Co., Ltd.                                                  2,368,000  11,148,006
    Sumitomo Seika Chemicals Co., Ltd.                                                  64,600   3,372,196
    Sun A Kaken Co., Ltd.                                                                9,300      73,508
    T Hasegawa Co., Ltd.                                                               159,500   3,314,844
#   T&K Toka Co., Ltd.                                                                 121,900   1,638,790
    Taisei Lamick Co., Ltd.                                                             39,400   1,184,418
    Taiyo Holdings Co., Ltd.                                                           111,500   5,441,205
    Takasago International Corp.                                                        92,200   2,854,108
    Taki Chemical Co., Ltd.                                                              4,900     253,707
    Tayca Corp.                                                                        108,500   3,324,796
    Tenma Corp.                                                                        111,300   2,226,006
#   Titan Kogyo, Ltd.                                                                    1,800      50,160
    Toagosei Co., Ltd.                                                                 685,700   8,874,388
#   Toda Kogyo Corp.                                                                    25,300   1,064,014
    Toho Acetylene Co., Ltd.                                                            12,700     183,623
    Toho Chemical Industry Co., Ltd.                                                    33,000     229,223
    Toho Titanium Co., Ltd.                                                            222,000   3,148,426
    Toho Zinc Co., Ltd.                                                                 85,699   5,221,389
    Tohoku Steel Co., Ltd.                                                              11,900     266,649
    Tokai Carbon Co., Ltd.                                                             650,200   9,476,169
    Tokushu Tokai Paper Co., Ltd.                                                       61,858   2,376,012
    Tokuyama Corp.                                                                     462,998  14,740,926
    Tokyo Ohka Kogyo Co., Ltd.                                                         227,700  10,453,606
    Tokyo Printing Ink Manufacturing Co., Ltd.                                           6,900     270,827
    Tokyo Rope Manufacturing Co., Ltd.                                                 103,400   1,743,446
#   Tokyo Steel Manufacturing Co., Ltd.                                                845,800   7,505,021
    Tokyo Tekko Co., Ltd.                                                               50,200     908,118
    Tomoegawa Co., Ltd.                                                                166,000     505,099
    Tomoku Co., Ltd.                                                                    72,000   1,451,300
    Topy Industries, Ltd.                                                              108,500   3,541,850
    Toyo Gosei Co., Ltd.                                                                34,600     623,032
    Toyo Ink SC Holdings Co., Ltd.                                                   1,204,000   7,332,577
    Toyo Kohan Co., Ltd.                                                               330,000   1,700,260
    Toyobo Co., Ltd.                                                                   568,800  10,854,476
#   TYK Corp.                                                                          147,300     600,418
#   UACJ Corp.                                                                         216,541   5,842,212
    W-Scope Corp.                                                                       21,600     426,571

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Materials -- (Continued)
    Wood One Co., Ltd.                                                                  45,700 $    733,543
    Yamato Kogyo Co., Ltd.                                                             260,500    7,463,798
    Yodogawa Steel Works, Ltd.                                                         136,700    4,239,462
    Yotai Refractories Co., Ltd.                                                       106,600      640,879
    Yuki Gosei Kogyo Co., Ltd.                                                          36,200      100,395
    Yushiro Chemical Industry Co., Ltd.                                                 69,000    1,103,738
                                                                                               ------------
Total Materials                                                                                 483,853,950
                                                                                               ------------
Real Estate -- (2.0%)
#   AD Works Co., Ltd.                                                               1,163,200      480,135
    Airport Facilities Co., Ltd.                                                       137,270      836,554
    Anabuki Kosan, Inc.                                                                  3,200       97,227
    Aoyama Zaisan Networks Co., Ltd.                                                    57,400      882,566
#   Apaman Co., Ltd.                                                                    77,300      620,779
    Arealink Co., Ltd.                                                                  59,400    1,306,779
#*  Ascot Corp.                                                                         67,700      224,676
    Cosmos Initia Co., Ltd.                                                             32,300      278,937
#   CRE, Inc.                                                                           30,400      460,174
    Daibiru Corp.                                                                      307,900    3,893,278
    Daikyo, Inc.                                                                       195,000    4,133,578
#   Dear Life Co., Ltd.                                                                108,600      668,105
#   Goldcrest Co., Ltd.                                                                111,090    2,463,276
    Grandy House Corp.                                                                 101,200      528,546
    Heiwa Real Estate Co., Ltd.                                                        236,600    4,665,660
#   Ichigo, Inc.                                                                     1,513,000    6,278,215
    Intellex Co., Ltd.                                                                  17,800      203,908
    Investors Cloud Co., Ltd.                                                          166,000    2,584,840
#*  Japan Asset Marketing Co., Ltd.                                                  1,649,800    2,011,657
#   Japan Property Management Center Co., Ltd.                                          87,700    1,412,477
    Kabuki-Za Co., Ltd.                                                                 30,400    1,651,829
    Keihanshin Building Co., Ltd.                                                      230,800    1,909,501
    Kenedix, Inc.                                                                    1,182,700    7,536,243
#*  LAND Co., Ltd.                                                                   1,077,300      165,173
    Leopalace21 Corp.                                                                1,598,200   13,277,042
    Mugen Estate Co., Ltd.                                                              73,300      803,664
#   Nippon Commercial Development Co., Ltd.                                             65,700    1,094,286
    Nisshin Fudosan Co.                                                                199,700    1,709,063
    Open House Co., Ltd.                                                               126,200    7,419,088
    Properst Co., Ltd.                                                                  26,600       53,277
    Prospect Co., Ltd.                                                               2,810,000    1,702,456
#   Raysum Co., Ltd.                                                                   107,100    1,643,434
    SAMTY Co., Ltd.                                                                    109,400    1,967,230
    Sankyo Frontier Co., Ltd.                                                           20,500      622,609
    Sansei Landic Co., Ltd.                                                             27,800      329,328
#   Shinoken Group Co., Ltd.                                                            81,500    1,962,987
    Star Mica Co., Ltd.                                                                 78,400    1,417,422
    Sun Frontier Fudousan Co., Ltd.                                                    147,900    1,869,547
    Takara Leben Co., Ltd.                                                             592,100    2,650,909
    TOC Co., Ltd.                                                                      407,150    3,518,271
#   Tokyo Rakutenchi Co., Ltd.                                                          20,700    1,082,052
#   Tokyo Theatres Co., Inc.                                                            46,799      633,649
    Tosei Corp.                                                                        217,300    2,686,255

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         SHARES      VALUE++
                                                                                       ---------- --------------
Real Estate -- (Continued)
      Unizo Holdings Co., Ltd.                                                            152,900 $    4,408,426
      Urbanet Corp. Co., Ltd.                                                             123,500        392,234
                                                                                                  --------------
Total Real Estate                                                                                     96,537,342
                                                                                                  --------------
Telecommunication Services -- (0.1%)
#*    Broadmedia Corp.                                                                    491,000        365,761
#     Freebit Co., Ltd.                                                                    79,500        787,853
#     Okinawa Cellular Telephone Co.                                                       54,700      2,116,439
#*    Usen-Next Holdings Co., Ltd.                                                         55,100        578,578
#*    Vision, Inc.                                                                         39,900      1,177,182
      WirelessGate, Inc.                                                                   57,400        756,317
                                                                                                  --------------
Total Telecommunication Services                                                                       5,782,130
                                                                                                  --------------
Utilities -- (1.1%)
#*    Eneres Co., Ltd.                                                                    169,200        957,806
#     eRex Co., Ltd.                                                                      286,800      2,837,615
      Hiroshima Gas Co., Ltd.                                                             246,900        850,897
      Hokkaido Electric Power Co., Inc.                                                 1,210,100      7,892,903
      Hokkaido Gas Co., Ltd.                                                              423,000      1,154,853
#     Hokuriku Electric Power Co.                                                       1,116,000      9,132,555
      Hokuriku Gas Co., Ltd.                                                               10,100        300,016
      K&O Energy Group, Inc.                                                               91,900      1,491,960
      Nippon Gas Co., Ltd.                                                                240,000     10,135,103
      Okinawa Electric Power Co., Inc. (The)                                              224,517      5,731,767
      Saibu Gas Co., Ltd.                                                                 203,200      5,334,942
      Shizuoka Gas Co., Ltd.                                                              342,800      2,995,789
      Toell Co., Ltd.                                                                      39,900        374,552
#     West Holdings Corp.                                                                  96,800        654,950
                                                                                                  --------------
Total Utilities                                                                                       49,845,708
                                                                                                  --------------
TOTAL COMMON STOCKS                                                                                4,417,772,290
                                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
*     Hoosiers Holdings Rights 03/15/18                                                   149,300        378,823
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES                                                                        4,418,151,113
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@  DFA Short Term Investment Fund                                                   29,601,599    342,520,103
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,384,692,433)^^                                             $4,760,671,216
                                                                                                  ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary       $420,313 $  868,247,231   --    $  868,667,544
   Consumer Staples                   --    365,670,523   --       365,670,523
   Energy                             --     42,744,775   --        42,744,775
   Financials                         --    362,202,349   --       362,202,349
   Health Care                        --    200,757,443   --       200,757,443
   Industrials                        --  1,301,358,928   --     1,301,358,928
   Information Technology             --    640,351,598   --       640,351,598
   Materials                          --    483,853,950   --       483,853,950
   Real Estate                        --     96,537,342   --        96,537,342
   Telecommunication Services         --      5,782,130   --         5,782,130
   Utilities                          --     49,845,708   --        49,845,708
Rights/Warrants                       --        378,823   --           378,823
Securities Lending Collateral         --    342,520,103   --       342,520,103
                                -------- --------------   --    --------------
TOTAL                           $420,313 $4,760,250,903   --    $4,760,671,216
                                ======== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (50.5%)
*   3P Learning, Ltd.                                                                    93,233 $   116,381
*   88 Energy, Ltd.                                                                     604,262      14,040
#   Accent Group, Ltd.                                                                  807,762     578,518
    Adacel Technologies, Ltd.                                                           140,130     265,590
    Adairs, Ltd.                                                                        135,443     229,179
    Adelaide Brighton, Ltd.                                                           3,364,087  17,599,562
#*  Ainsworth Game Technology, Ltd.                                                     981,684   1,669,752
#*  Alkane Resources, Ltd.                                                            1,718,383     414,679
    Alliance Aviation Services, Ltd.                                                     27,285      37,759
    ALS, Ltd.                                                                         1,943,726  10,876,278
    Altium, Ltd.                                                                        747,898   9,169,641
*   Altona Mining, Ltd.                                                               1,108,169     134,615
#   AMA Group, Ltd.                                                                   1,399,503   1,239,050
#   Amaysim Australia, Ltd.                                                           1,323,092   2,235,049
    Ansell, Ltd.                                                                        913,894  18,484,682
    Antares Energy, Ltd.                                                                199,346         100
#   AP Eagers, Ltd.                                                                     289,747   1,895,591
    APN Property Group, Ltd.                                                             26,661       9,579
    Apollo Tourism & Leisure, Ltd.                                                       10,164      15,163
#   Appen, Ltd.                                                                         514,276   3,641,156
#   ARB Corp., Ltd.                                                                     518,366   7,646,910
#   Ardent Leisure Group                                                              2,784,144   4,500,579
    Asaleo Care, Ltd.                                                                 2,714,720   3,558,381
*   Atlas Iron, Ltd.                                                                  7,155,231     138,544
    AUB Group, Ltd.                                                                     275,149   2,874,844
#   Ausdrill, Ltd.                                                                    2,063,892   4,332,071
    Austal, Ltd.                                                                      1,540,941   2,242,216
*   Austin Engineering, Ltd.                                                             95,866      20,809
#*  Australian Agricultural Co., Ltd.                                                 2,990,515   3,065,993
    Australian Finance Group, Ltd.                                                      360,151     493,699
    Australian Pharmaceutical Industries, Ltd.                                        2,860,486   3,445,859
*   Australian Property Systems, Ltd.                                                 1,170,797   4,305,302
    Australian Vintage, Ltd.                                                          4,199,886   1,654,812
    Auswide Bank, Ltd.                                                                  102,961     430,932
#   Automotive Holdings Group, Ltd.                                                   1,948,477   5,609,939
*   Avanco Resources, Ltd.                                                            2,444,368     157,030
    Aveo Group                                                                        2,566,707   5,375,799
    AVJennings, Ltd.                                                                  6,937,882   4,243,078
*   AWE, Ltd.                                                                         4,392,712   3,420,534
#   Baby Bunting Group, Ltd.                                                            278,031     349,176
#   Bapcor, Ltd.                                                                      1,433,581   6,740,749
*   Base Resources, Ltd.                                                                215,873      48,585
    Beach Energy, Ltd.                                                               16,720,311  17,499,400
#*  Beadell Resources, Ltd.                                                           7,171,491     869,147
#   Bega Cheese, Ltd.                                                                 1,196,847   6,784,482
    Bell Financial Group, Ltd.                                                           67,033      42,364
#*  Bellamy's Australia, Ltd.                                                           559,277   6,676,253
#*  Billabong International, Ltd.                                                       756,968     598,541
#   Blackmores, Ltd.                                                                     83,730  10,473,204
*   Blue Energy, Ltd.                                                                    97,807      11,864
#   Blue Sky Alternative Investments, Ltd.                                               84,602     945,194

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
AUSTRALIA -- (Continued)
    Bravura Solutions, Ltd.                                                              72,955 $   118,662
    Breville Group, Ltd.                                                                825,559   8,161,778
#   Brickworks, Ltd.                                                                    295,559   3,380,943
    BT Investment Management, Ltd.                                                    1,209,577  10,727,052
*   Buru Energy, Ltd.                                                                   589,275     159,295
#   BWX, Ltd.                                                                           320,262   1,946,538
#   Cabcharge Australia, Ltd.                                                           863,423   1,338,626
#   Capilano Honey, Ltd.                                                                 16,755     239,576
*   Capitol Health, Ltd.                                                              2,637,460     573,822
    Capral, Ltd.                                                                         58,499       7,345
#*  Cardno, Ltd.                                                                      1,674,590   1,792,680
*   Carnarvon Petroleum, Ltd.                                                         5,245,141     507,996
*   Carnegie Clean Energy, Ltd.                                                       1,015,131      31,047
#   carsales.com, Ltd.                                                                1,702,940  20,570,134
#*  Cash Converters International, Ltd.                                               2,406,480     728,681
#*  Catapult Group International, Ltd.                                                  190,307     291,410
    Cedar Woods Properties, Ltd.                                                        356,100   1,800,676
#   Class, Ltd.                                                                         394,537     949,289
*   Clean Seas Seafood, Ltd.                                                          1,404,602      65,295
    Cleanaway Waste Management, Ltd.                                                 13,528,083  15,714,438
*   Clinuvel Pharmaceuticals, Ltd.                                                       30,557     216,732
    Codan, Ltd.                                                                         517,005     923,275
#   Collection House, Ltd.                                                            2,107,238   2,208,796
#   Collins Foods, Ltd.                                                                 637,135   2,715,160
#*  Cooper Energy, Ltd.                                                               6,505,693   1,908,868
#   Corporate Travel Management, Ltd.                                                   276,172   4,496,161
    Costa Group Holdings, Ltd.                                                        1,628,400   7,979,853
#   Credit Corp. Group, Ltd.                                                            362,159   6,160,174
#*  CSG, Ltd.                                                                         1,210,470     455,772
    CSR, Ltd.                                                                         3,680,857  14,905,397
*   CuDeco, Ltd.                                                                        387,893      72,516
    Data#3, Ltd.                                                                        740,112     964,738
    Decmil Group, Ltd.                                                                  990,896     952,385
*   Devine, Ltd.                                                                         25,368       7,970
    Dicker Data, Ltd.                                                                   130,181     303,521
*   Domain Holdings Australia, Ltd.                                                   1,530,389   3,896,872
#   Domino's Pizza Enterprises, Ltd.                                                     75,954   2,928,804
    Donaco International, Ltd.                                                           28,566       7,273
    Downer EDI, Ltd.                                                                  3,622,856  19,563,273
    DuluxGroup, Ltd.                                                                  3,101,823  18,216,907
    DWS, Ltd.                                                                           500,063     650,507
    Eclipx Group, Ltd.                                                                1,450,797   4,589,935
#   Elders, Ltd.                                                                        861,496   5,444,385
#*  Emeco Holdings, Ltd.                                                              1,380,153     317,210
#*  Energy Resources of Australia, Ltd.                                               1,487,868   1,018,158
#*  Energy World Corp., Ltd.                                                          4,255,918   1,315,953
    Enero Group, Ltd.                                                                    12,387      10,164
    EQT Holdings, Ltd.                                                                   26,863     431,291
    ERM Power, Ltd.                                                                   1,029,644   1,311,676
    Estia Health, Ltd.                                                                1,257,561   3,448,424
    Euroz, Ltd.                                                                         101,762      97,895
    Event Hospitality and Entertainment, Ltd.                                           518,299   5,668,434
    Evolution Mining, Ltd.                                                            3,089,945   7,117,082

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
AUSTRALIA -- (Continued)
    Fairfax Media, Ltd.                                                              15,303,894 $ 8,773,648
#*  FAR, Ltd.                                                                         8,099,893     535,049
#   Finbar Group, Ltd.                                                                  190,901     158,497
#   Fleetwood Corp., Ltd.                                                               423,260   1,009,765
#   FlexiGroup, Ltd.                                                                  1,641,333   2,394,569
#   Flight Centre Travel Group, Ltd.                                                    117,761   4,838,445
#   G8 Education, Ltd.                                                                2,649,478   7,169,560
#*  Galaxy Resources, Ltd.                                                              984,288   2,613,306
#   Gateway Lifestyle                                                                 1,645,248   2,758,072
#   GBST Holdings, Ltd.                                                                 175,546     328,647
#   Genworth Mortgage Insurance Australia, Ltd.                                       1,788,239   4,184,582
#   Global Construction Services, Ltd.                                                  220,708     157,500
#*  Gold Road Resources, Ltd.                                                           691,881     447,526
    GR Engineering Services, Ltd.                                                        55,230      64,791
    GrainCorp, Ltd. Class A                                                           1,258,179   7,500,228
    Grange Resources, Ltd.                                                            1,724,297     270,867
#   Greencross, Ltd.                                                                    484,867   2,488,278
*   Greenland Minerals & Energy, Ltd.                                                   114,047       8,259
#   GUD Holdings, Ltd.                                                                  956,193   9,440,729
    GWA Group, Ltd.                                                                   2,071,266   4,697,620
#   Hansen Technologies, Ltd.                                                           985,353   3,015,949
    Healthscope, Ltd.                                                                 7,701,635  11,981,593
    Helloworld, Ltd.                                                                     12,955      49,877
*   Highfield Resources, Ltd.                                                           149,008     128,624
*   Hills, Ltd.                                                                         507,071     108,761
*   Horizon Oil, Ltd.                                                                 4,073,887     344,494
#   HT&E, Ltd.                                                                        2,174,438   2,963,997
    IDP Education, Ltd.                                                                 222,269   1,082,410
    Iluka Resources, Ltd.                                                             1,852,267  15,032,697
*   Imdex, Ltd.                                                                       1,886,077   1,596,809
#   IMF Bentham, Ltd.                                                                 1,225,849   3,088,078
    Immutep, Ltd.                                                                     1,409,121      26,116
#   Independence Group NL                                                             2,680,173  10,790,432
*   Infigen Energy                                                                    4,931,832   2,499,312
    Infomedia, Ltd.                                                                   2,423,411   1,697,249
    Inghams Group, Ltd.                                                                 163,495     442,548
    Integral Diagnostics, Ltd.                                                           14,901      27,283
    Integrated Research, Ltd.                                                           560,493   1,689,649
#   InvoCare, Ltd.                                                                      920,100  11,273,954
    IOOF Holdings, Ltd.                                                               2,368,404  21,019,824
#   IPH, Ltd.                                                                           634,519   2,827,313
    IRESS, Ltd.                                                                       1,175,824  11,350,030
#   iSelect, Ltd.                                                                       742,596     782,013
#   iSentia Group, Ltd.                                                                 995,634   1,104,351
    IVE Group, Ltd.                                                                     310,776     547,812
#   Japara Healthcare, Ltd.                                                           1,566,669   2,484,559
#   JB Hi-Fi, Ltd.                                                                      962,791  22,653,700
    Jumbo Interactive, Ltd.                                                              77,294     242,680
*   Jupiter Mines, Ltd.                                                                 365,873     128,056
#   K&S Corp., Ltd.                                                                     271,513     356,950
#*  Karoon Gas Australia, Ltd.                                                        1,533,101   1,591,661
#*  Kingsgate Consolidated, Ltd.                                                      1,797,365     472,777
*   Kingsrose Mining, Ltd.                                                              937,248      62,684

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
AUSTRALIA -- (Continued)
    Kogan.com, Ltd.                                                                     89,760 $   516,264
    LifeHealthcare Group, Ltd.                                                           8,683      18,255
    Lifestyle Communities, Ltd.                                                          8,653      36,290
    Link Administration Holdings, Ltd.                                               1,491,185  10,720,241
    Lovisa Holdings, Ltd.                                                               34,120     215,287
*   Lynas Corp., Ltd.                                                                  115,929     201,067
    MACA, Ltd.                                                                         948,928   1,235,389
*   Macmahon Holdings, Ltd.                                                          6,881,875   1,249,493
    Macquarie Atlas Roads Group                                                      2,547,140  11,784,537
    Magellan Financial Group, Ltd.                                                     295,066   6,539,187
    Mantra Group, Ltd.                                                               1,991,957   6,260,036
    MaxiTRANS Industries, Ltd.                                                         915,613     563,490
#*  Mayne Pharma Group, Ltd.                                                         6,571,574   3,508,894
    McMillan Shakespeare, Ltd.                                                         487,275   6,880,802
#   McPherson's, Ltd.                                                                  645,090     621,736
*   Medusa Mining, Ltd.                                                              1,334,671     497,392
    Melbourne IT, Ltd.                                                                 693,296   1,774,306
#*  Mesoblast, Ltd.                                                                    576,405     624,757
    Metals X, Ltd.                                                                   2,287,695   1,686,064
    Metcash, Ltd.                                                                    6,218,381  16,036,740
#   Michael Hill International, Ltd.(BD8D249)                                        1,490,263   1,500,226
    Michael Hill International, Ltd.(BD8D250)                                           94,305      96,272
*   Millennium Minerals, Ltd.                                                          868,823     153,659
*   Mincor Resources NL                                                                766,120     238,512
#   Mineral Resources, Ltd.                                                          1,168,088  17,622,987
*   Mitula Group, Ltd.                                                                  17,883       8,703
#*  MMA Offshore, Ltd.                                                               4,749,942   1,071,655
    MNF Group, Ltd.                                                                    150,600     812,527
    Monadelphous Group, Ltd.                                                           813,595  11,503,309
#   Monash IVF Group, Ltd.                                                             875,656     947,308
    Money3 Corp., Ltd.                                                                 549,234     790,767
#   Mortgage Choice, Ltd.                                                              826,970   1,589,382
    Motorcycle Holdings, Ltd.                                                           14,469      54,109
#   Mount Gibson Iron, Ltd.                                                          4,879,718   1,631,163
#   Myer Holdings, Ltd.                                                              5,669,367   2,990,801
#   MYOB Group, Ltd.                                                                 2,046,246   5,594,616
#   MyState, Ltd.                                                                      434,914   1,770,823
    Navigator Global Investments, Ltd.                                                 645,964   1,970,428
#   Navitas, Ltd.                                                                    1,606,445   6,073,861
#*  Neometals, Ltd.                                                                    464,508     145,205
#*  NetComm Wireless, Ltd.                                                             160,428     157,560
    New Hope Corp., Ltd.                                                               251,555     510,451
*   NEXTDC, Ltd.                                                                       403,993   1,851,104
    nib holdings, Ltd.                                                               2,859,589  15,452,066
#   Nick Scali, Ltd.                                                                   244,256   1,383,745
    Nine Entertainment Co. Holdings, Ltd.                                            3,151,590   4,264,601
    Northern Star Resources, Ltd.                                                    4,806,957  22,481,274
*   NRW Holdings, Ltd.                                                               2,540,504   3,071,235
    Nufarm, Ltd.                                                                     1,720,608  11,030,970
#   OFX Group, Ltd.                                                                  1,346,802   1,519,268
*   Onevue Holdings, Ltd.                                                              391,422     266,619
#   oOh!media, Ltd.                                                                    507,640   1,871,598
    Orora, Ltd.                                                                      6,245,391  16,350,283

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
AUSTRALIA -- (Continued)
    OZ Minerals, Ltd.                                                                2,198,276 $16,525,726
    Pacific Current Group, Ltd.                                                        151,459     933,765
    Pacific Energy, Ltd.                                                                30,060      12,850
    Pacific Smiles Group, Ltd.                                                         256,946     359,509
    Pact Group Holdings, Ltd.                                                          843,813   3,602,667
#*  Paladin Energy, Ltd.                                                             9,564,569     325,195
*   Panoramic Resources, Ltd.                                                        2,066,551     751,337
    Paragon Care, Ltd.                                                                 345,868     214,840
    Peet, Ltd.                                                                       1,835,313   2,036,103
#*  Peninsula Energy, Ltd.                                                             268,623      88,747
    Perpetual, Ltd.                                                                    356,426  15,023,845
#*  Perseus Mining, Ltd.                                                             7,749,285   2,661,352
    Pioneer Credit, Ltd.                                                               132,347     323,552
#   Platinum Asset Management, Ltd.                                                    767,612   5,141,227
*   PMP, Ltd.                                                                        2,421,092     916,696
#*  Praemium, Ltd.                                                                     704,749     468,587
#   Premier Investments, Ltd.                                                          599,572   7,105,005
    Primary Health Care, Ltd.                                                        3,326,526   9,740,248
    Prime Media Group, Ltd.                                                          2,115,465     526,001
    Pro Medicus, Ltd.                                                                  156,545   1,018,424
    PWR Holdings, Ltd.                                                                  31,347      64,560
    QMS Media, Ltd.                                                                    276,731     220,136
#   Qube Holdings, Ltd.                                                              3,072,371   6,346,753
#*  Quintis, Ltd.                                                                    2,130,129     553,834
#*  Ramelius Resources, Ltd.                                                         3,502,863   1,219,140
    RCR Tomlinson, Ltd.                                                              1,214,629   3,957,965
    Reckon, Ltd.                                                                       446,073     543,873
    Reece, Ltd.                                                                      1,111,148   8,526,702
#   Regis Healthcare, Ltd.                                                           1,091,027   3,492,254
    Regis Resources, Ltd.                                                            2,767,079   9,190,517
#   Reject Shop, Ltd. (The)                                                            277,760   1,369,962
#   Reliance Worldwide Corp., Ltd.                                                   1,262,216   4,328,215
#   Resolute Mining, Ltd.                                                            7,575,156   7,170,683
#   Retail Food Group, Ltd.                                                          1,339,855   2,107,517
#   Ridley Corp., Ltd.                                                               1,649,349   1,829,836
*   RPMGlobal Holdings, Ltd.                                                            52,065      31,318
    Ruralco Holdings, Ltd.                                                             164,672     418,518
#   RXP Services, Ltd.                                                                 455,957     252,836
*   Salmat, Ltd.                                                                       645,788     273,107
    Sandfire Resources NL                                                            1,234,393   7,128,982
*   Saracen Mineral Holdings, Ltd.                                                   7,203,079   8,693,724
#   SeaLink Travel Group, Ltd.                                                         168,684     543,463
#   Select Harvests, Ltd.                                                              650,207   2,645,541
*   Senetas Corp., Ltd.                                                                131,335      12,105
#*  Senex Energy, Ltd.                                                               8,515,637   2,565,108
#   Servcorp, Ltd.                                                                     342,797   1,559,883
    Service Stream, Ltd.                                                             2,061,759   2,182,776
    Seven Group Holdings, Ltd.                                                         625,509   8,225,001
    Seven West Media, Ltd.                                                           7,785,820   3,536,510
    SG Fleet Group, Ltd.                                                               339,619   1,149,554
    Shine Corporate, Ltd.                                                               15,573       9,003
#   Shriro Holdings, Ltd.                                                              124,511     173,357
    Sigma Healthcare, Ltd.                                                           8,320,487   6,013,170

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ---------- --------------
AUSTRALIA -- (Continued)
#*  Silex Systems, Ltd.                                                                 511,695 $      164,913
#   Silver Chef, Ltd.                                                                   138,918        800,030
#*  Silver Lake Resources, Ltd.                                                       4,060,760      1,264,559
    Sims Metal Management, Ltd.                                                       1,382,214     18,276,534
*   Sino Gas & Energy Holdings, Ltd.                                                  3,646,228        501,224
#   Sirtex Medical, Ltd.                                                                549,789     12,095,385
    SmartGroup Corp., Ltd.                                                              391,667      3,499,173
    Southern Cross Media Group, Ltd.                                                  3,965,374      3,746,237
    Spark Infrastructure Group                                                        8,781,114     16,360,881
    SpeedCast International, Ltd.                                                     1,634,333      7,189,881
    SRG, Ltd.                                                                             2,002          2,799
    St Barbara, Ltd.                                                                  3,947,491     12,046,562
    Steadfast Group, Ltd.                                                             4,885,050     10,888,778
*   Strike Energy, Ltd.                                                               1,789,423        113,056
#*  Sundance Energy Australia, Ltd.                                                   5,832,497        437,084
    Sunland Group, Ltd.                                                                 740,896      1,056,500
#   Super Retail Group, Ltd.                                                          1,288,021      9,079,661
#   Superloop, Ltd.                                                                     195,055        365,565
#*  Syrah Resources, Ltd.                                                             1,337,123      4,213,304
    Tabcorp Holdings, Ltd.                                                            4,782,630     19,908,881
#   Tassal Group, Ltd.                                                                1,388,014      4,387,210
    Technology One, Ltd.                                                              1,772,760      7,018,068
#   Thorn Group, Ltd.                                                                   709,409        501,134
*   Tiger Resources, Ltd.                                                             9,447,997        188,959
    Tox Free Solutions, Ltd.                                                          1,278,532      3,510,157
    Tribune Resources, Ltd.                                                               3,093         17,700
#*  Troy Resources, Ltd.                                                              2,230,415        196,844
    Villa World, Ltd.                                                                   746,693      1,593,998
#*  Village Roadshow, Ltd.                                                              836,651      2,368,267
#*  Virgin Australia Holdings, Ltd.                                                  11,885,050      2,570,852
#   Virtus Health, Ltd.                                                                 486,439      2,044,038
#   Vita Group, Ltd.                                                                    403,706        578,470
#   Vocus Group, Ltd.                                                                 4,330,071     10,414,633
*   Watpac, Ltd.                                                                        760,701        415,269
#   Webjet, Ltd.                                                                        859,208      7,066,879
    Webster, Ltd.                                                                        42,777         46,875
#   Western Areas, Ltd.                                                               2,274,784      6,037,631
#*  Westgold Resources, Ltd.                                                          1,434,949      1,819,061
    Whitehaven Coal, Ltd.                                                             2,214,418      8,785,119
    WiseTech Global, Ltd.                                                                67,748        846,257
*   WorleyParsons, Ltd.                                                               1,474,136     17,224,357
    WPP AUNZ, Ltd.                                                                    2,476,651      1,875,170
    Xenith IP Group, Ltd.                                                                 9,607         10,346
                                                                                                --------------
TOTAL AUSTRALIA                                                                                  1,133,284,872
                                                                                                --------------
CHINA -- (0.0%)
*   Lisi Group Holdings, Ltd.                                                         1,876,000        298,513
                                                                                                --------------
HONG KONG -- (23.7%)
*   13 Holdings, Ltd. (The)                                                             142,500          7,025
    Aeon Credit Service Asia Co., Ltd.                                                  670,000        533,399
    Aeon Stores Hong Kong Co., Ltd.                                                     248,000        157,223
#   Agritrade Resources, Ltd.                                                        14,240,000      1,769,179

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
HONG KONG -- (Continued)
    Alco Holdings, Ltd.                                                               1,614,000 $  325,045
    Allan International Holdings                                                         32,000      9,002
    Allied Group, Ltd.                                                                  661,200  4,043,043
#   Allied Properties HK, Ltd.                                                       11,999,857  2,557,328
    Alltronics Holdings, Ltd.                                                         2,302,600    791,719
*   Anxian Yuan China Holdings, Ltd.                                                  2,680,000     26,725
    APAC Resources, Ltd.                                                              2,270,888    382,984
#*  Applied Development Holdings, Ltd.                                               12,405,000  1,189,284
#   APT Satellite Holdings, Ltd.                                                      3,008,500  1,416,878
    Arts Optical International Hldgs, Ltd.                                              730,000    211,801
    Asia Financial Holdings, Ltd.                                                     2,404,908  1,488,979
*   Asia Investment Finance Group, Ltd.                                               7,080,000     89,296
    Asia Satellite Telecommunications Holdings, Ltd.                                    934,500    832,606
    Asia Standard Hotel Group, Ltd.                                                  34,101,654  2,429,260
#   Asia Standard International Group, Ltd.                                          13,270,917  3,718,581
    Associated International Hotels, Ltd.                                               952,000  3,113,136
*   Auto Italia Holdings                                                              1,900,000     28,817
*   Beautiful China Holdings Co., Ltd.                                                1,240,000     12,015
#*  Beijing Gas Blue Sky Holdings, Ltd.                                              16,216,000  1,222,884
    BeijingWest Industries International, Ltd.                                        1,277,600    197,362
*   Best Food Holding Co., Ltd.                                                         212,000     31,704
    BOC Aviation, Ltd.                                                                   32,900    193,193
    BOE Varitronix, Ltd.                                                              2,955,293  1,548,803
#*  Bonjour Holdings, Ltd.                                                           13,988,600    463,141
    Bossini International Holdings, Ltd.                                              3,699,500    191,476
#   Bright Smart Securities & Commodities Group, Ltd.                                 5,774,000  2,207,630
*   Brightoil Petroleum Holdings, Ltd.                                               10,052,000  1,927,480
*   Brockman Mining, Ltd.                                                            22,810,814    329,478
*   Burwill Holdings, Ltd.                                                           33,550,960  1,304,223
    Cafe de Coral Holdings, Ltd.                                                      2,422,000  6,407,396
*   Camsing International Holding, Ltd.                                                 634,000    454,772
*   Cash Financial Services Group, Ltd.                                               2,934,000     82,371
*   CCT Land Holdings, Ltd.                                                          18,640,000     23,828
#*  CEFC Hong Kong Financial Investment Co., Ltd.                                       588,000     68,255
    Century City International Holdings, Ltd.                                         6,723,460    660,955
#   CGN Mining Co., Ltd.                                                              4,855,000    384,067
*   Champion Technology Holdings, Ltd.                                                  864,254    110,048
    Chen Hsong Holdings                                                               1,212,000    365,062
    Cheuk Nang Holdings, Ltd.                                                           679,350    421,240
    Chevalier International Holdings, Ltd.                                              820,989  1,353,376
*   China Baofeng International, Ltd.                                                    22,000     11,763
*   China Best Group Holding, Ltd.                                                    8,500,000    104,805
*   China Chuanglian Education Financial Group, Ltd.                                  5,416,000     88,728
    China Display Optoelectronics Technology Holdings, Ltd.                           4,928,000    559,365
*   China Energy Development Holdings, Ltd.                                          53,782,000    677,431
*   China Ever Grand Financial Leasing Group Co., Ltd.                                  810,000      5,488
    China Flavors & Fragrances Co., Ltd.                                              1,561,028    359,045
*   China Fortune Financial Group, Ltd.                                               6,570,000    149,630
#   China Goldjoy Group, Ltd.                                                         4,376,000    390,337
*   China HKBridge Holdings, Ltd.                                                       103,000     36,108
#*  China LNG Group, Ltd.                                                             7,534,001  1,438,368
*   China Ludao Technology Co., Ltd.                                                    580,000    111,667
*   China Medical & Healthcare Group, Ltd.                                           42,916,800  1,422,852

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ----------- -----------
HONG KONG -- (Continued)
    China Motor Bus Co., Ltd.                                                             60,600 $   778,486
#*  China Shandong Hi-Speed Financial Group, Ltd.                                      2,082,000      86,184
*   China Soft Power Technology Holdings, Ltd.                                        18,334,402     339,264
*   China Solar Energy Holdings, Ltd.                                                  1,669,500       7,203
*   China Star Entertainment, Ltd.                                                     1,900,000     135,527
#*  China Strategic Holdings, Ltd.                                                    71,346,250     837,797
    China Ting Group Holdings, Ltd.                                                    2,565,151     132,464
#   Chinese Estates Holdings, Ltd.                                                     2,554,000   4,304,486
*   Chinlink International Holdings, Ltd.                                              1,379,800     176,129
    Chinney Investments, Ltd.                                                          1,180,000     540,866
    Chong Hing Bank, Ltd.                                                                127,000     275,201
    Chow Sang Sang Holdings International, Ltd.                                        2,396,000   5,792,998
    CHTC Fong's Industries Co., Ltd.                                                      42,000      11,367
    Chuang's China Investments, Ltd.                                                   8,251,407     651,301
    Chuang's Consortium International, Ltd.                                            7,399,043   1,826,962
    CITIC Telecom International Holdings, Ltd.                                        12,575,125   3,784,895
    CK Life Sciences Intl Holdings, Inc.                                              22,972,000   1,804,773
*   CMMB Vision Holdings, Ltd.                                                         8,636,000     342,187
    CNQC International Holdings, Ltd.                                                  3,370,000   1,269,798
    CNT Group, Ltd.                                                                    8,303,264     517,701
#*  Common Splendor International Health Industry Group, Ltd.                          9,024,000     785,942
*   Continental Holdings, Ltd.                                                           450,000       8,533
#   Convenience Retail Asia, Ltd.                                                        142,000      68,306
#*  Convoy Global Holdings, Ltd.                                                      42,138,000     899,573
*   Cosmopolitan International Holdings, Ltd.                                            460,000      55,846
#   Cowell e Holdings, Inc.                                                            2,924,000     883,672
*   CP Lotus Corp.                                                                    11,880,000     212,902
*   Crocodile Garments                                                                 2,085,000     245,342
#   Cross-Harbour Holdings, Ltd. (The)                                                   970,956   1,590,852
    CSI Properties, Ltd.                                                              39,356,383   2,453,442
*   CST Group, Ltd.                                                                  133,296,000     714,783
*   Culturecom Holdings, Ltd.                                                             45,000       2,295
#   CW Group Holdings, Ltd.                                                            2,804,500     501,242
    Dah Sing Banking Group, Ltd.                                                       3,943,916   9,316,470
    Dah Sing Financial Holdings, Ltd.                                                  1,526,544  10,292,336
    Dickson Concepts International, Ltd.                                               1,282,500     482,989
    Dynamic Holdings, Ltd.                                                                52,000      58,064
    Eagle Nice International Holdings, Ltd.                                            1,876,000     872,310
    EcoGreen International Group, Ltd.                                                 1,634,640     322,515
*   eForce Holdings, Ltd.                                                              2,704,000      71,485
*   Elegance Optical International Holdings, Ltd.                                        542,000     137,581
    Emperor Capital Group, Ltd.                                                       30,381,000   2,514,854
    Emperor Entertainment Hotel, Ltd.                                                  4,665,000   1,079,453
    Emperor International Holdings, Ltd.                                               9,206,753   3,245,047
    Emperor Watch & Jewellery, Ltd.                                                   27,430,000   1,353,079
#   Enerchina Holdings, Ltd.                                                           3,842,700     328,459
*   ENM Holdings, Ltd.                                                                14,680,000   1,428,163
    eprint Group, Ltd.                                                                   600,000     130,464
#*  Esprit Holdings, Ltd.                                                             14,906,850   5,998,178
*   eSun Holdings, Ltd.                                                                4,444,000     753,614
*   Eternity Investment, Ltd.                                                            830,000      20,168
#   Fairwood Holdings, Ltd.                                                              736,100   3,060,154
    Far East Consortium International, Ltd.                                            9,840,463   5,687,869

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ----------- -----------
HONG KONG -- (Continued)
*   Far East Holdings International, Ltd.                                                720,000 $    85,676
#   FIH Mobile, Ltd.                                                                  17,518,000   5,223,981
    First Pacific Co., Ltd.                                                            6,616,000   4,718,700
*   First Shanghai Investments, Ltd.                                                   5,864,000     792,166
    Fountain SET Holdings, Ltd.                                                        5,842,000     821,385
    Four Seas Mercantile Holdings, Ltd.                                                  610,000     264,893
*   Freeman FinTech Corp., Ltd.                                                       19,460,000   2,485,036
    Fulum Group Holdings, Ltd.                                                            76,000       9,433
#   Future Bright Holdings, Ltd.                                                       3,288,000     314,907
*   Future World Financial Holdings, Ltd.                                                205,723       6,439
#*  G-Resources Group, Ltd.                                                          173,838,600   2,126,935
#*  GCL New Energy Holdings, Ltd.                                                     39,634,000   2,880,583
#   Get Nice Financial Group, Ltd.                                                     3,630,600     944,467
#   Get Nice Holdings, Ltd.                                                           47,040,000   1,740,624
    Giordano International, Ltd.                                                      11,528,000   5,894,742
#*  Global Brands Group Holding, Ltd.                                                 36,768,000   3,188,821
    Glorious Sun Enterprises, Ltd.                                                     4,328,000     504,287
    Gold Peak Industries Holdings, Ltd.                                                3,029,642     340,588
#*  Gold-Finance Holdings, Ltd.                                                        1,924,000     679,502
    Golden Resources Development International, Ltd.                                   3,330,500     210,326
#*  Good Resources Holdings, Ltd.                                                      9,720,000     429,113
    Goodbaby International Holdings, Ltd.                                              1,869,000   1,151,594
*   Grande Holdings, Ltd. (The)                                                        1,002,000     181,265
    Great Eagle Holdings, Ltd.                                                           622,566   3,268,838
*   Greenheart Group, Ltd.                                                               668,000      81,662
*   Greentech Technology International, Ltd.                                           6,240,000     102,492
    Guangnan Holdings, Ltd.                                                            2,363,600     295,998
#   Guotai Junan International Holdings, Ltd.                                         23,547,797   8,546,833
#   Haitong International Securities Group, Ltd.                                      15,699,259  11,105,602
    Hanison Construction Holdings, Ltd.                                                2,103,649     416,011
*   Hao Tian Development Group, Ltd.                                                  19,412,400     741,955
    Harbour Centre Development, Ltd.                                                     935,500   1,803,618
    Henry Group Holdings, Ltd.                                                           870,000     269,733
    High Fashion International, Ltd.                                                     268,000      65,385
    HIN Sang Group International Holding Co., Ltd.                                        74,000      13,104
    HKBN, Ltd.                                                                         3,456,500   4,350,286
    HKR International, Ltd.                                                            6,051,136   3,982,216
*   Hoifu Energy Group, Ltd.                                                             584,000      71,083
    Hon Kwok Land Investment Co., Ltd.                                                   388,800     248,600
    Hong Kong Aircraft Engineering Co., Ltd.                                             144,000     891,131
    Hong Kong Ferry Holdings Co., Ltd.                                                   866,300     998,780
#   Hong Kong International Construction Investment Management Group Co., Ltd.         1,888,000     538,943
    Hong Kong Shanghai Alliance Holdings, Ltd.                                         1,248,002     108,477
*   Hong Kong Television Network, Ltd.                                                 3,697,751   1,748,781
#   Hongkong & Shanghai Hotels, Ltd. (The)                                             2,489,345   3,826,796
    Hongkong Chinese, Ltd.                                                             5,038,000     880,879
    Hop Hing Group Holdings, Ltd.                                                     13,596,000     361,258
    Hopewell Holdings, Ltd.                                                            3,502,500  14,181,673
#*  Hsin Chong Group Holdings, Ltd.                                                   12,115,316     101,598
*   Huarong International Financial Holdings, Ltd.                                       732,000     250,898
#*  Huarong Investment Stock Corp., Ltd.                                                 810,000     161,030
*   Huisheng International Holdings, Ltd.                                              3,008,000     128,397

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ----------- -----------
HONG KONG -- (Continued)
    Hung Hing Printing Group, Ltd.                                                     2,728,000 $   592,311
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.                             11,986,000   4,866,833
#   IGG, Inc.                                                                          7,730,000   8,574,127
*   Imagi International Holdings, Ltd.                                                 2,142,300     144,747
    International Housewares Retail Co., Ltd.                                            534,000     101,583
    iOne Holdings, Ltd.                                                                8,640,000     198,807
    IPE Group, Ltd.                                                                    3,345,000     718,656
#*  IRC, Ltd.                                                                         11,822,266     319,877
    IT, Ltd.                                                                           4,344,532   2,010,217
#   ITC Properties Group, Ltd.                                                         5,940,836   2,078,057
    Johnson Electric Holdings, Ltd.                                                    2,409,750   9,833,042
    Kader Holdings Co., Ltd.                                                             370,000      65,740
    Kam Hing International Holdings, Ltd.                                              1,830,000     163,897
*   Kantone Holdings, Ltd.                                                               439,364       9,385
    Karrie International Holdings, Ltd.                                                2,278,000     372,439
    Keck Seng Investments                                                                878,600     766,975
    Kerry Logistics Network, Ltd.                                                      2,786,500   4,009,112
    Kingmaker Footwear Holdings, Ltd.                                                  2,124,955     575,078
    Kowloon Development Co., Ltd.                                                      2,534,000   2,710,799
*   Kwan On Holdings, Ltd.                                                             2,340,000     314,645
    Kwoon Chung Bus Holdings, Ltd.                                                        44,000      24,792
    L'Occitane International SA                                                          952,000   1,761,272
    Lai Sun Development Co., Ltd.                                                      1,863,466   3,333,411
    Lai Sun Garment International, Ltd.                                                  673,055   1,198,852
    Lam Soon Hong Kong, Ltd.                                                             302,310     446,753
*   Landing International Development, Ltd.                                          189,500,000   8,435,465
    Landsea Green Properties Co., Ltd.                                                 1,452,000     188,984
*   LEAP Holdings Group, Ltd.                                                          5,160,000     559,829
    Lifestyle International Holdings, Ltd.                                             2,385,000   3,594,885
    Lippo China Resources, Ltd.                                                       20,922,000     666,025
    Lippo, Ltd.                                                                        1,161,700     691,904
    Liu Chong Hing Investment, Ltd.                                                    1,323,200   2,267,628
    Luk Fook Holdings International, Ltd.                                              3,329,000  11,886,378
    Luks Group Vietnam Holdings Co., Ltd.                                                514,913     164,078
    Lung Kee Bermuda Holdings                                                          1,609,875     776,573
#*  Macau Legend Development, Ltd.                                                    18,092,000   2,858,662
    Magnificent Hotel Investment, Ltd.                                                13,170,000     390,710
*   Man Sang International, Ltd.                                                         132,000       9,083
    Man Wah Holdings, Ltd.                                                            11,957,600  12,718,567
#*  Mason Group Holdings, Ltd.                                                        55,573,399     900,318
#*  Master Glory Group, Ltd.(BYTP1T9)                                                 47,250,592     634,139
*   Master Glory Group, Ltd.(BYTP1T9)                                                    394,860       5,300
    Matrix Holdings, Ltd.                                                              1,067,414     410,551
*   Maxnerva Technology Services, Ltd.                                                   982,000     186,861
*   Mei Ah Entertainment Group, Ltd.                                                      80,000       3,881
    Melbourne Enterprises, Ltd.                                                           39,500     958,043
    Melco International Development, Ltd.                                              2,546,000   7,622,249
    Microport Scientific Corp.                                                           732,000     768,027
    Midas International Holdings, Ltd.                                                 8,460,000     372,056
*   Midland Holdings, Ltd.                                                             5,254,000   1,674,948
*   Midland IC&I, Ltd.                                                                 2,591,000     129,507
    Ming Fai International Holdings, Ltd.                                              2,148,000     335,232
    Miramar Hotel & Investment                                                           943,000   2,014,649

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
HONG KONG -- (Continued)
#   Modern Dental Group, Ltd.                                                         1,371,000 $   457,067
*   Mongolian Mining Corp.                                                           13,028,000     426,894
    NagaCorp, Ltd.                                                                   12,782,000  10,437,683
    Nameson Holdings, Ltd.                                                            3,794,000   1,544,456
    Nanyang Holdings, Ltd.                                                              133,500     907,234
    National Electronic Hldgs                                                         2,668,600     400,772
*   National United Resources Holdings, Ltd.                                         18,280,000      62,159
*   Neo-Neon Holdings, Ltd.                                                           2,337,500     218,014
*   New Century Group Hong Kong, Ltd.                                                13,351,464     228,653
*   NEW Concepts Holdings, Ltd.                                                       1,012,000     589,032
*   New Sports Group, Ltd.                                                              716,000      67,508
*   New Times Energy Corp., Ltd.                                                      8,918,600     233,356
*   Newocean Energy Holdings, Ltd.                                                    8,034,000   2,026,597
*   Newtree Group Holdings, Ltd.                                                      1,264,000      69,003
*   Next Digital, Ltd.                                                                4,295,183     197,498
*   Nine Express, Ltd.                                                                3,396,000     149,584
*   OCI International Holdings, Ltd.                                                     56,000       9,051
#   OP Financial Investments, Ltd.                                                    1,868,000     604,724
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.                           10,589,706     811,639
    Orient Overseas International, Ltd.                                               1,123,000  10,552,138
#   Oriental Watch Holdings                                                           3,070,800     784,816
*   Pacific Andes International Holdings, Ltd.                                       19,435,067      68,074
*   Pacific Basin Shipping, Ltd.                                                     31,813,000   7,369,608
*   Pacific Plywood Holdings, Ltd.                                                    2,200,000     109,639
#   Pacific Textiles Holdings, Ltd.                                                   6,707,000   7,031,869
    Pak Fah Yeow International, Ltd.                                                      5,000       2,171
    Paliburg Holdings, Ltd.                                                           3,180,830   1,398,798
#*  Paradise Entertainment, Ltd.                                                      3,652,000     406,724
    PC Partner Group, Ltd.                                                              686,000     570,087
*   Pearl Oriental Oil, Ltd.                                                         11,849,400     369,378
    Pegasus International Holdings, Ltd.                                                226,000      30,318
    Perfect Shape Beauty Technology, Ltd.                                             1,348,000     204,957
#   Pico Far East Holdings, Ltd.                                                      5,658,000   2,262,872
    Playmates Holdings, Ltd.                                                          6,920,000     970,909
    Playmates Toys, Ltd.                                                              6,208,000     998,817
    Plover Bay Technologies, Ltd.                                                       912,000     229,815
#   Pokfulam Development Co.                                                            234,000     562,545
    Polytec Asset Holdings, Ltd.                                                     11,323,526     901,380
*   PT International Development Co., Ltd.                                            2,839,150     175,155
    Public Financial Holdings, Ltd.                                                   3,102,000   1,374,122
    PuraPharm Corp., Ltd.                                                               137,000      48,617
*   PYI Corp., Ltd.                                                                  26,685,973     598,785
*   Qianhai Health Holdings, Ltd.                                                     1,077,499      12,934
    Raymond Industrial, Ltd.                                                             30,400       4,606
#*  Realord Group Holdings, Ltd.                                                      1,898,000   1,190,813
    Regal Hotels International Holdings, Ltd.                                         2,915,800   2,086,525
*   Regent Pacific Group, Ltd.                                                        5,580,000     274,230
#   Regina Miracle International Holdings, Ltd.                                       1,788,000   1,610,977
#*  RM Group Holdings, Ltd.                                                           6,064,000   1,023,244
    SA SA International Holdings, Ltd.                                               12,296,429   5,337,007
    Safety Godown Co., Ltd.                                                             400,000     924,723
    SAS Dragon Holdings, Ltd.                                                         2,120,000     715,737
#   SEA Holdings, Ltd.                                                                1,625,523   3,304,424

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
HONG KONG -- (Continued)
#   Shenwan Hongyuan HK, Ltd.                                                         4,201,250 $1,526,484
*   Shougang Concord Grand Group, Ltd.                                                1,158,000     32,890
    Shun Ho Property Investments, Ltd.                                                1,254,757    473,951
    Shun Tak Holdings, Ltd.                                                          13,739,419  5,911,274
*   Silver base Group Holdings, Ltd.                                                  5,321,515    557,330
*   Sincere Watch Hong Kong, Ltd.                                                     4,450,000     65,010
    Sing Tao News Corp., Ltd.                                                         1,974,000    262,033
    Singamas Container Holdings, Ltd.                                                12,270,000  2,474,039
    SIS International Holdings                                                           34,000     23,151
    SITC International Holdings Co., Ltd.                                             2,884,000  3,299,503
#   Sitoy Group Holdings, Ltd.                                                        1,463,000    291,619
    Sky Light Holdings, Ltd.                                                            721,000    118,957
#   SmarTone Telecommunications Holdings, Ltd.                                        3,859,531  4,493,118
*   SOCAM Development, Ltd.                                                           1,924,771    497,758
#*  Solartech International Holdings, Ltd.                                           14,980,000  1,277,951
*   Solomon Systech International, Ltd.                                              11,198,000    507,402
    Soundwill Holdings, Ltd.                                                            602,500  1,198,928
*   South China Financial Holdings, Ltd.                                             21,850,000    130,986
*   South China Holdings Co., Ltd.                                                   17,774,503    682,328
    Stella International Holdings, Ltd.                                               1,888,000  2,734,865
*   Stelux Holdings International, Ltd.                                               3,011,400    235,702
    Strong Petrochemical Holdings, Ltd.                                               2,016,000    325,568
*   Success Universe Group, Ltd.                                                      6,716,000    212,685
#*  Summit Ascent Holdings, Ltd.                                                      5,666,000    637,527
    Sun Hing Vision Group Holdings, Ltd.                                                358,000    148,622
    Sun Hung Kai & Co., Ltd.                                                          4,757,429  3,099,638
*   Suncorp Technologies, Ltd.                                                        1,970,000      5,791
    Sunwah Kingsway Capital Holdings, Ltd.                                            7,690,000    107,143
    TAI Cheung Holdings, Ltd.                                                         2,130,000  2,638,319
    Tai Sang Land Development, Ltd.                                                     781,910    531,584
*   Talent Property Group, Ltd.                                                      14,355,000    160,347
#   Tan Chong International, Ltd.                                                     1,176,000    396,982
    Tao Heung Holdings, Ltd.                                                          1,312,000    248,315
#   Television Broadcasts, Ltd.                                                       2,310,100  8,242,322
*   Termbray Industries International Holdings, Ltd.                                  2,304,900    131,299
    Tern Properties Co., Ltd.                                                            51,200     34,807
#   Texwinca Holdings, Ltd.                                                           6,966,000  3,810,573
*   Theme International Holdings, Ltd.                                                1,300,000     32,455
#   Tian Teck Land, Ltd.                                                              1,024,000  1,254,923
    TK Group Holdings, Ltd.                                                             454,000    335,961
*   Tom Group, Ltd.                                                                   1,300,000    362,879
#   Town Health International Medical Group, Ltd.                                     7,142,000    629,963
#   Tradelink Electronic Commerce, Ltd.                                               5,670,000  1,006,594
    Transport International Holdings, Ltd.                                            1,336,141  4,166,258
*   Trinity, Ltd.                                                                     8,046,000    787,752
*   TSC Group Holdings, Ltd.                                                          3,386,000    437,389
#   Tsui Wah Holdings, Ltd.                                                           3,098,000    462,564
    Union Medical Healthcare, Ltd.                                                      591,000    268,288
#*  United Laboratories International Holdings, Ltd. (The)                            6,004,000  5,247,003
*   Universal Technologies Holdings, Ltd.                                             7,410,000    372,479
*   Universe International Financial Holdings, Ltd.                                     405,000     32,687
*   Up Energy Development Group, Ltd.                                                 3,929,000     12,155
    Upbest Group, Ltd.                                                                   72,000      9,717

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
HONG KONG -- (Continued)
*   Value Convergence Holdings, Ltd.                                                  3,408,000 $    676,060
    Value Partners Group, Ltd.                                                        4,200,000    5,336,837
    Vanke Property Overseas, Ltd.                                                        49,000       38,369
    Vantage International Holdings, Ltd.                                              3,160,000      401,181
    Vedan International Holdings, Ltd.                                                3,576,000      374,202
*   Victory City International Holdings, Ltd.                                        26,487,660      619,500
    Vitasoy International Holdings, Ltd.                                              5,641,000   14,423,463
    VPower Group International Holdings, Ltd.                                           197,000      133,662
*   VS International Group, Ltd.                                                      1,022,000       35,759
#   VSTECS Holdings, Ltd.                                                             5,253,600    2,792,891
#   VTech Holdings, Ltd.                                                                875,500   12,076,630
    Wai Kee Holdings, Ltd.                                                            7,614,738    4,262,556
    Wang On Group, Ltd.                                                              17,520,000      264,505
    Win Hanverky Holdings, Ltd.                                                       2,734,000      367,105
*   Winfull Group Holdings, Ltd.                                                      9,512,000      198,189
    Wing On Co. International, Ltd.                                                     759,000    2,829,966
    Wing Tai Properties, Ltd.                                                         1,993,331    1,500,862
    Wonderful Sky Financial Group Holdings, Ltd.                                      1,242,000      233,041
    Wong's International Holdings, Ltd.                                                 737,641      294,703
    Wong's Kong King International                                                      322,000       51,034
    Xinyi Glass Holdings, Ltd.                                                        8,188,000   12,405,868
    Yangtzekiang Garment, Ltd.                                                          606,500      224,652
#*  Yat Sing Holdings, Ltd.                                                             190,000       68,447
    Yau Lee Holdings, Ltd.                                                              424,000       79,814
#   Yeebo International Holdings, Ltd.                                                2,848,000    1,019,899
    YGM Trading, Ltd.                                                                   447,000      355,029
*   YT Realty Group, Ltd.                                                               749,000      248,157
    Yugang International, Ltd.                                                       90,818,000    2,373,262
*   Yunfeng Financial Group, Ltd.                                                        22,000       16,164
*   ZH International Holdings, Ltd.                                                     280,000        9,868
                                                                                                ------------
TOTAL HONG KONG                                                                                  530,187,967
                                                                                                ------------
NEW ZEALAND -- (6.0%)
*   a2 Milk Co., Ltd.                                                                 1,841,184   12,527,333
    Abano Healthcare Group, Ltd.                                                         30,725      221,011
    Air New Zealand, Ltd.                                                             2,209,010    5,007,948
#   Arvida Group, Ltd.                                                                  271,063      256,192
    Briscoe Group, Ltd.                                                                   2,235        5,597
#   CBL Corp., Ltd.                                                                      52,334      123,956
#   Chorus, Ltd.                                                                      2,299,669    6,981,110
    Colonial Motor Co., Ltd. (The)                                                      144,588      821,404
    Comvita, Ltd.                                                                        16,094      108,288
    Contact Energy, Ltd.                                                                762,420    3,140,341
    EBOS Group, Ltd.                                                                    449,499    6,083,081
    Evolve Education Group, Ltd.                                                         36,611       21,884
#   Freightways, Ltd.                                                                   960,640    5,659,874
    Genesis Energy, Ltd.                                                              1,210,263    2,219,007
    Gentrack Group, Ltd.                                                                 33,424      151,558
    Hallenstein Glasson Holdings, Ltd.                                                  242,445      762,098
    Heartland Bank, Ltd.                                                              1,212,271    1,847,642
    Infratil, Ltd.                                                                    3,258,507    7,792,360
    Investore Property, Ltd.                                                             24,534       26,095

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
NEW ZEALAND -- (Continued)
    Kathmandu Holdings, Ltd.                                                           702,915 $  1,257,926
#   Mainfreight, Ltd.                                                                  536,356   10,181,085
    Methven, Ltd.                                                                       96,877       77,869
#   Metlifecare, Ltd.                                                                  596,599    2,724,118
#   Metro Performance Glass, Ltd.                                                       28,996       20,085
    Millennium & Copthorne Hotels New Zealand, Ltd.                                    395,725      843,933
*   New Zealand Oil & Gas, Ltd.                                                         61,708       31,118
    New Zealand Refining Co., Ltd. (The)                                               631,936    1,164,652
    NZME, Ltd.(BD5W4X2)                                                                945,851      577,843
    NZME, Ltd.(BD310N3)                                                                 16,366       10,116
    NZX, Ltd.                                                                          973,717      812,493
*   Orion Health Group, Ltd.                                                             4,001        2,715
*   Pacific Edge, Ltd.                                                                 442,720      126,452
    PGG Wrightson, Ltd.                                                                999,976      420,147
    Port of Tauranga, Ltd.                                                           2,530,758    9,585,066
*   Pushpay Holdings, Ltd.                                                             110,986      342,956
    Restaurant Brands New Zealand, Ltd.                                                597,312    3,310,580
*   Rubicon, Ltd.                                                                    1,442,620      233,732
    Ryman Healthcare, Ltd.                                                             487,225    3,934,146
    Sanford, Ltd.                                                                      382,357    2,258,953
    Scales Corp., Ltd.                                                                 157,060      556,264
    Scott Technology, Ltd.                                                              45,734      119,541
    Skellerup Holdings, Ltd.                                                           653,896      882,689
    SKY Network Television, Ltd.                                                     2,080,268    4,463,523
    SKYCITY Entertainment Group, Ltd.                                                5,313,122   16,220,957
#   Steel & Tube Holdings, Ltd.                                                        441,625      706,222
    Summerset Group Holdings, Ltd.                                                     823,632    3,489,503
*   Synlait Milk, Ltd.                                                                  83,376      429,913
#   Tegel Group Holdings, Ltd.                                                         155,305      129,197
    Tilt Renewables, Ltd.                                                               87,581      129,337
#   Tourism Holdings, Ltd.                                                             391,348    1,688,769
*   Tower, Ltd.                                                                        887,040      430,514
    Trade Me Group, Ltd.                                                             1,783,440    5,927,153
    Trilogy International, Ltd.                                                          7,994       16,590
#   Trustpower, Ltd.                                                                   144,527      574,524
    Turners Automotive Group, Ltd.                                                      13,182       31,105
    Vector, Ltd.                                                                     1,234,523    3,110,741
#   Vista Group International, Ltd.                                                     13,410       28,167
    Warehouse Group, Ltd. (The)                                                        698,604    1,059,319
*   Xero, Ltd.                                                                         122,221    3,098,435
                                                                                               ------------
TOTAL NEW ZEALAND                                                                               134,765,227
                                                                                               ------------
SINGAPORE -- (9.5%)
*   Abterra, Ltd.                                                                      230,320       11,488
    Accordia Golf Trust                                                              3,538,400    1,872,673
    AEM Holdings, Ltd.                                                                 252,500      953,263
    Amara Holdings, Ltd.                                                               974,800      400,636
    Ascendas India Trust                                                             1,790,900    1,556,117
*   ASL Marine Holdings, Ltd.                                                          148,950       14,139
    Baker Technology, Ltd.                                                             289,580      148,098
#*  Banyan Tree Holdings, Ltd.                                                       1,006,300      475,296
#   Best World International, Ltd.                                                   1,922,850    1,977,589

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
SINGAPORE -- (Continued)
    Bonvests Holdings, Ltd.                                                             950,000 $1,022,385
    Boustead Projects, Ltd.                                                             497,612    333,395
    Boustead Singapore, Ltd.                                                          1,827,636  1,151,804
#   Breadtalk Group, Ltd.                                                               894,200  1,169,970
#   Bukit Sembawang Estates, Ltd.                                                       835,803  4,131,847
    Bund Center Investment, Ltd.                                                        659,825    378,929
#   Centurion Corp., Ltd.                                                             1,039,100    416,038
#   China Aviation Oil Singapore Corp., Ltd.                                          2,440,199  3,025,795
#   China Sunsine Chemical Holdings, Ltd.                                               676,200    576,409
    Chip Eng Seng Corp., Ltd.                                                         3,678,400  2,826,311
    Chuan Hup Holdings, Ltd.                                                          3,853,500    937,354
    CITIC Envirotech, Ltd.                                                            1,015,300    587,557
*   Cityneon Holdings, Ltd.                                                             122,800    100,944
    Civmec, Ltd.                                                                        162,700     66,720
    ComfortDelGro Corp., Ltd.                                                         1,953,300  3,123,276
#*  COSCO Shipping International Singapore Co., Ltd.                                  2,578,600    971,730
#*  Creative Technology, Ltd.                                                           272,200    252,201
#   CSE Global, Ltd.                                                                  3,443,600    956,955
    Del Monte Pacific, Ltd.                                                           2,363,364    486,100
#   Delfi, Ltd.                                                                         788,500    983,854
*   Delong Holdings, Ltd.                                                                51,000    147,137
*   DMX Technologies Group, Ltd.                                                      2,096,000     30,261
    Duty Free International, Ltd.                                                       619,000    129,459
*   Dyna-Mac Holdings, Ltd.                                                           2,007,300    225,250
    Elec & Eltek International Co., Ltd.                                                154,800    259,542
    EnGro Corp., Ltd.                                                                   354,000    258,840
#*  Ezion Holdings, Ltd.                                                             12,591,378  1,259,138
#*  Ezra Holdings, Ltd.                                                              19,242,923    584,505
    Far East Orchard, Ltd.                                                            1,096,185  1,253,537
#   First Resources, Ltd.                                                             4,909,700  7,099,880
*   First Ship Lease Trust                                                              160,900     11,423
    First Sponsor Group, Ltd.                                                           440,661    476,129
#   Food Empire Holdings, Ltd.                                                        1,418,200    728,804
*   Fragrance Group, Ltd.                                                             6,077,000    735,346
    Frasers Centrepoint, Ltd.                                                            37,300     61,147
    Frencken Group, Ltd.                                                                534,700    276,620
    Fu Yu Corp., Ltd.                                                                 2,106,100    319,218
#*  Gallant Venture, Ltd.                                                             4,992,500    498,732
#   Geo Energy Resources, Ltd.                                                        2,981,000    589,883
    GK Goh Holdings, Ltd.                                                             1,484,065  1,279,115
    GL, Ltd.                                                                          3,431,500  2,225,311
    Golden Agri-Resources, Ltd.                                                      22,363,500  6,460,014
#   Golden Energy & Resources, Ltd.                                                     479,600    162,196
    GP Industries, Ltd.                                                               2,567,609  1,438,397
    GuocoLand, Ltd.                                                                   1,157,014  1,993,086
#*  Halcyon Agri Corp., Ltd.                                                          1,695,148    851,877
    Hanwell Holdings, Ltd.                                                            1,888,219    466,568
    Haw Par Corp., Ltd.                                                                 113,500  1,042,549
#   Health Management International, Ltd.                                             1,511,430    776,824
    Hi-P International, Ltd.                                                          1,409,500  2,127,495
    Hiap Hoe, Ltd.                                                                      498,000    352,184
    Ho Bee Land., Ltd.                                                                1,604,700  3,199,954
#   Hong Fok Corp., Ltd.                                                              3,531,394  2,327,700

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
SINGAPORE -- (Continued)
    Hong Leong Asia, Ltd.                                                              847,000 $  733,852
    Hong Leong Finance, Ltd.                                                           289,900    593,886
    Hotel Grand Central, Ltd.                                                        1,531,768  1,738,726
    Hour Glass, Ltd. (The)                                                           1,814,832    924,993
    Hutchison Port Holdings Trust                                                    3,377,900  1,397,018
    Hwa Hong Corp., Ltd.                                                             2,123,500    511,676
#   Hyflux, Ltd.                                                                     3,707,700  1,059,069
    iFAST Corp., Ltd.                                                                  124,100     87,892
#   Indofood Agri Resources, Ltd.                                                    3,432,100  1,042,604
    InnoTek, Ltd.                                                                      408,900    130,497
*   IPC Corp., Ltd.                                                                     44,370     14,037
    Isetan Singapore, Ltd.                                                             119,000    351,154
#   Japfa, Ltd.                                                                      2,359,900    935,260
#   k1 Ventures, Ltd.                                                                1,005,220    582,381
    Keppel Infrastructure Trust                                                      9,289,632  4,040,013
#   Keppel Telecommunications & Transportation, Ltd.                                 1,369,300  1,659,658
    Koh Brothers Group, Ltd.                                                         1,432,000    371,091
#*  KrisEnergy, Ltd.                                                                 1,052,200     88,839
#   KSH Holdings, Ltd.                                                                 859,500    523,613
#   Lian Beng Group, Ltd.                                                            2,611,200  1,534,437
    Low Keng Huat Singapore, Ltd.                                                      912,900    484,190
    Lum Chang Holdings, Ltd.                                                         1,094,030    320,325
#   M1, Ltd.                                                                         2,643,500  3,726,773
#   Mandarin Oriental International, Ltd.                                              884,900  1,911,080
#*  Mermaid Maritime PCL                                                               274,000     40,323
    Metro Holdings, Ltd.                                                             2,767,092  2,442,198
    Mewah International, Inc.                                                           89,000     20,307
#*  Midas Holdings, Ltd.                                                             9,974,000  1,343,821
*   Nam Cheong, Ltd.                                                                 6,557,040     74,978
    Nera Telecommunications, Ltd.                                                    1,143,400    321,829
    New Toyo International Holdings, Ltd.                                            1,624,000    330,964
#*  Noble Group, Ltd.                                                                7,456,280  1,414,579
    NSL, Ltd.                                                                          409,900    438,526
    OUE, Ltd.                                                                        2,008,500  3,289,782
    Overseas Education, Ltd.                                                            65,300     19,581
#   Oxley Holdings, Ltd.                                                             3,290,130  1,737,945
*   Pacc Offshore Services Holdings, Ltd.                                              815,200    273,084
    Pan-United Corp., Ltd.                                                           2,435,750    780,281
*   Penguin International, Ltd.                                                        446,032    119,889
    Perennial Real Estate Holdings, Ltd.                                               148,900     98,287
#   Q&M Dental Group Singapore, Ltd.                                                 2,269,300  1,082,768
    QAF, Ltd.                                                                        1,414,056  1,229,388
#*  Raffles Education Corp., Ltd.                                                    4,176,710    844,696
#   Raffles Medical Group, Ltd.                                                      5,452,278  4,609,706
    RHT Health Trust                                                                 3,131,500  1,946,137
    Riverstone Holdings, Ltd.                                                        1,197,600  1,029,395
#*  Rowsley, Ltd.                                                                    4,294,500    421,855
    Roxy-Pacific Holdings, Ltd.                                                        297,500    131,210
    SBS Transit, Ltd.                                                                  926,200  1,793,273
    SembCorp Industries, Ltd.                                                          103,400    267,199
#   SembCorp Marine, Ltd.                                                            5,038,100  9,574,740
#   Sheng Siong Group, Ltd.                                                          4,513,000  3,200,394
    SHS Holdings, Ltd.                                                               2,304,100    376,795

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ---------- --------------
SINGAPORE -- (Continued)
    SIA Engineering Co., Ltd.                                                           321,600 $      818,808
#   SIIC Environment Holdings, Ltd.                                                   4,751,920      1,955,912
#   Sinarmas Land, Ltd.                                                               6,897,100      2,021,779
#   Sing Holdings, Ltd.                                                               1,623,100        549,871
    Sing Investments & Finance, Ltd.                                                    324,075        385,123
#   Singapore Post, Ltd.                                                             10,457,500     10,288,735
    Singapore Press Holdings, Ltd.                                                    2,885,900      5,795,170
    Singapore Reinsurance Corp., Ltd.                                                 1,514,530        374,961
    Singapore Shipping Corp., Ltd.                                                    1,640,700        387,133
    Singapura Finance, Ltd.                                                             348,124        278,661
#*  Sino Grandness Food Industry Group, Ltd.                                          4,336,435        690,415
    Stamford Land Corp., Ltd.                                                         3,188,100      1,254,208
    StarHub, Ltd.                                                                     1,696,300      3,732,293
    Straco Corp., Ltd.                                                                  130,000         83,153
#   Sunningdale Tech, Ltd.                                                            1,024,360      1,536,894
*   SunVic Chemical Holdings, Ltd.                                                      841,445         40,582
#*  Swiber Holdings, Ltd.                                                             2,895,250         45,024
*   Tat Hong Holdings, Ltd.                                                           2,662,560        983,071
*   Tiong Woon Corp. Holding, Ltd.                                                      228,100         61,348
#   Tuan Sing Holdings, Ltd.                                                          4,868,495      1,773,215
    UMS Holdings, Ltd.                                                                3,202,575      2,601,322
    United Engineers, Ltd.                                                            3,318,328      6,673,451
#   United Industrial Corp., Ltd.                                                       174,269        448,753
    United Overseas Insurance, Ltd.                                                     181,850      1,011,252
    UOB-Kay Hian Holdings, Ltd.                                                       2,008,761      2,191,101
    UPP Holdings, Ltd.                                                                3,076,900        611,088
    Valuetronics Holdings, Ltd.                                                       2,240,350      1,619,077
    Venture Corp., Ltd.                                                               1,000,100     17,520,091
#   Vibrant Group, Ltd.                                                               2,058,620        588,391
    Vicom, Ltd.                                                                         119,500        534,412
    Wee Hur Holdings, Ltd.                                                            2,769,000        558,997
    Wheelock Properties Singapore, Ltd.                                               1,933,000      2,889,526
    Wing Tai Holdings, Ltd.                                                           3,453,267      6,372,131
    Xinghua Port Holdings, Ltd.                                                       2,435,750        278,520
    Yeo Hiap Seng, Ltd.                                                                 223,731        209,751
    YHI International, Ltd.                                                             176,200         56,906
*   Yongnam Holdings, Ltd.                                                            2,917,700        776,042
    Zhongmin Baihui Retail Group, Ltd.                                                   26,900         18,114
                                                                                                --------------
TOTAL SINGAPORE                                                                                    212,589,269
                                                                                                --------------
TOTAL COMMON STOCKS                                                                              2,011,125,848
                                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Panoramic Resources, Ltd. Rights 02/21/18                                           295,221        108,240

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         SHARES      VALUE++
                                                                                       ---------- --------------
AUSTRALIA -- (Continued)
*     Westgold Resources., Ltd. Rights 06/30/19                                                 1 $           --
                                                                                                  --------------
TOTAL AUSTRALIA                                                                                          108,240
                                                                                                  --------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings, Ltd. Warrants 05/10/18                 3,097,050          3,959
                                                                                                  --------------
TOTAL RIGHTS/WARRANTS                                                                                    112,199
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES                                                                        2,011,238,047
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund                                                   20,036,314    231,840,189
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,018,603,081)^^                                             $2,243,078,236
                                                                                                  ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia                   $3,959,556 $1,129,325,316   --    $1,133,284,872
   China                               --        298,513   --           298,513
   Hong Kong                    1,245,879    528,942,088   --       530,187,967
   New Zealand                         --    134,765,227   --       134,765,227
   Singapore                           --    212,589,269   --       212,589,269
Rights/Warrants
   Australia                           --        108,240   --           108,240
   Hong Kong                           --          3,959   --             3,959
Securities Lending Collateral          --    231,840,189   --       231,840,189
                               ---------- --------------   --    --------------
TOTAL                          $5,205,435 $2,237,872,801   --    $2,243,078,236
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (21.3%)
    4imprint Group P.L.C.                                                              103,011 $ 2,924,328
    888 Holdings P.L.C.                                                              1,145,473   4,584,081
    AA P.L.C.                                                                        3,246,551   5,810,197
    Ascential P.L.C.                                                                   403,633   2,083,935
    B&M European Value Retail SA                                                     3,582,522  21,145,802
    Bellway P.L.C.                                                                     662,602  31,236,245
    Bloomsbury Publishing P.L.C.                                                       311,604     819,168
    Bovis Homes Group P.L.C.                                                           921,633  14,330,320
    Card Factory P.L.C.                                                              1,228,787   3,359,482
*   Carpetright P.L.C.                                                                  95,402     114,506
#   Centaur Media P.L.C.                                                               537,905     394,347
#   Cineworld Group P.L.C.                                                           1,259,244   9,218,372
    Connect Group P.L.C.                                                             1,312,384   1,392,752
    Countryside Properties P.L.C.                                                      686,374   3,086,154
    Crest Nicholson Holdings P.L.C.                                                  1,693,312  12,154,446
    Daily Mail & General Trust P.L.C.                                                1,547,148  14,013,596
#   Debenhams P.L.C.                                                                 6,862,458   2,928,992
    DFS Furniture P.L.C.                                                               758,424   2,118,670
#   Dignity P.L.C.                                                                     288,661   3,348,114
    Dixons Carphone P.L.C.                                                           4,077,082  11,335,671
    Domino's Pizza Group P.L.C.                                                      2,536,833  12,168,442
    Dunelm Group P.L.C.                                                                492,571   4,484,922
*   EI Group P.L.C.                                                                  3,213,908   6,128,703
    Entertainment One, Ltd.                                                          1,355,443   6,226,608
    Euromoney Institutional Investor P.L.C.                                            271,158   4,542,783
*   Findel P.L.C.                                                                      239,314     774,410
    Fuller Smith & Turner P.L.C. Class A                                               136,069   1,897,837
*   Future P.L.C.                                                                       52,125     290,882
    GAME Digital P.L.C.                                                                 15,397       8,309
    Games Workshop Group P.L.C.                                                        148,296   4,937,550
#   Greene King P.L.C.                                                               1,786,209  13,238,704
    Greggs P.L.C.                                                                      591,357  11,099,078
#   GVC Holdings P.L.C.                                                              1,660,376  21,835,668
    Gym Group P.L.C. (The)                                                             501,016   1,756,880
    Halfords Group P.L.C.                                                            1,252,755   6,049,122
    Headlam Group P.L.C.                                                               463,749   3,786,219
    Henry Boot P.L.C.                                                                  426,067   2,068,241
    Hostelworld Group P.L.C.                                                           142,387     724,750
    Huntsworth P.L.C.                                                                1,109,918   1,324,506
    Inchcape P.L.C.                                                                  2,451,955  25,246,224
    ITE Group P.L.C.                                                                 1,565,186   3,833,495
    J D Wetherspoon P.L.C.                                                             481,928   8,620,283
*   Jackpotjoy P.L.C.                                                                  197,310   2,271,431
    JD Sports Fashion P.L.C.                                                         2,289,045  11,897,993
    John Menzies P.L.C.                                                                471,357   4,608,462
    Ladbrokes Coral Group P.L.C.                                                     6,643,757  16,005,917
    Laura Ashley Holdings P.L.C.                                                     1,297,357     122,084
    Lookers P.L.C.                                                                   1,879,684   2,449,349
    Marston's P.L.C.                                                                 3,822,750   6,133,839
    McCarthy & Stone P.L.C.                                                          1,659,473   3,446,426
    Merlin Entertainments P.L.C.                                                       230,506   1,075,141

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Consumer Discretionary -- (Continued)
    Millennium & Copthorne Hotels P.L.C.                                               995,879 $  7,573,143
    Mitchells & Butlers P.L.C.                                                       1,237,157    4,520,779
    MJ Gleeson P.L.C.                                                                  191,456    1,986,762
*   Mothercare P.L.C.                                                                  771,640      488,362
    Motorpoint group P.L.C.                                                             15,574       52,053
    N Brown Group P.L.C.                                                             1,083,230    3,100,320
#*  Ocado Group P.L.C.                                                               2,584,145   18,490,653
    On the Beach Group P.L.C.                                                          417,458    3,089,383
    Pendragon P.L.C.                                                                 7,223,334    2,328,851
    Pets at Home Group P.L.C.                                                        1,582,725    4,024,234
    Photo-Me International P.L.C.                                                    1,297,122    3,366,235
    Rank Group P.L.C.                                                                  865,458    2,788,129
    Redrow P.L.C.                                                                    1,392,667   11,836,803
    Restaurant Group P.L.C. (The)                                                    1,111,881    4,006,628
    Revolution Bars Group P.L.C.                                                        14,864       34,374
    Sportech P.L.C.                                                                    396,817      462,028
*   Sports Direct International P.L.C.                                               1,270,241    6,710,792
    SSP Group P.L.C.                                                                 2,356,607   20,391,731
    St. Ives P.L.C.                                                                    767,358      802,339
    STV Group P.L.C.                                                                     4,868       22,490
    Superdry P.L.C.                                                                    346,433    8,571,484
    Tarsus Group P.L.C.                                                                207,820      989,625
    Ted Baker P.L.C.                                                                   153,896    6,557,713
    Thomas Cook Group P.L.C.                                                         8,687,680   15,560,014
    Topps Tiles P.L.C.                                                                 925,429    1,219,113
    Trinity Mirror P.L.C.                                                            1,714,822    1,827,755
    UBM P.L.C.                                                                       2,225,114   28,687,096
    Vitec Group P.L.C. (The)                                                           172,330    2,718,544
    WH Smith P.L.C.                                                                    660,318   20,027,967
    William Hill P.L.C.                                                              4,933,637   21,694,476
                                                                                               ------------
Total Consumer Discretionary                                                                    539,383,312
                                                                                               ------------
Consumer Staples -- (4.9%)
    A.G. Barr P.L.C.                                                                   665,276    6,065,425
    Anglo-Eastern Plantations P.L.C.                                                   104,452    1,127,394
    Booker Group P.L.C.                                                              8,370,700   26,919,187
    Britvic P.L.C.                                                                   1,306,339   13,623,049
    Cranswick P.L.C.                                                                   288,565   12,031,473
#   Dairy Crest Group P.L.C.                                                           930,261    7,781,910
    Devro P.L.C.                                                                       956,939    3,066,517
    Greencore Group P.L.C.                                                           3,643,038   10,062,822
    Hilton Food Group P.L.C.                                                            90,984    1,097,787
    McBride P.L.C.                                                                   1,090,323    2,743,563
    McColl's Retail Group P.L.C.                                                       105,288      415,972
*   Premier Foods P.L.C.                                                             4,656,491    2,695,383
    PZ Cussons P.L.C.                                                                1,596,632    7,073,864
*   REA Holdings P.L.C.                                                                 50,639      236,445
    Stock Spirits Group P.L.C.                                                         901,190    3,893,948

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Consumer Staples -- (Continued)
    Tate & Lyle P.L.C.                                                               2,817,200 $ 25,680,676
                                                                                               ------------
Total Consumer Staples                                                                          124,515,415
                                                                                               ------------
Energy -- (4.5%)
    Anglo Pacific Group P.L.C.                                                         831,729    1,800,723
*   Cairn Energy P.L.C.                                                              3,630,341   10,681,275
#*  EnQuest P.L.C.                                                                   6,129,232    3,257,639
*   Gulf Keystone Petroleum, Ltd.                                                      591,312    1,012,798
    Gulf Marine Services P.L.C.                                                        122,883       83,940
*   Hunting P.L.C.                                                                     869,315    7,583,601
    James Fisher & Sons P.L.C.                                                         274,504    5,881,918
    John Wood Group P.L.C.                                                           3,479,405   32,073,798
*   Lamprell P.L.C.                                                                  1,201,647    1,365,407
*   Nostrum Oil & Gas P.L.C.                                                           179,779      794,742
*   Ophir Energy P.L.C.                                                              4,489,031    3,541,038
    Petrofac, Ltd.                                                                   1,396,035   10,518,962
*   Premier Oil P.L.C.                                                               3,205,363    3,772,357
    Soco International P.L.C.                                                        1,265,317    2,073,629
    Stobart Group, Ltd.                                                              1,256,545    4,196,600
*   Tullow Oil P.L.C.                                                                8,447,990   24,039,300
                                                                                               ------------
Total Energy                                                                                    112,677,727
                                                                                               ------------
Financials -- (15.3%)
*   Aldermore Group P.L.C.                                                           1,178,492    5,212,055
    Arrow Global Group P.L.C.                                                          964,887    5,592,322
    Ashmore Group P.L.C.                                                             2,065,004   12,605,361
    Beazley P.L.C.                                                                   3,089,018   23,333,524
    BGEO Group P.L.C.                                                                  232,852   12,104,907
    Brewin Dolphin Holdings P.L.C.                                                   1,673,368    8,872,505
    Charles Stanley Group P.L.C.                                                       122,025      662,655
    Charles Taylor P.L.C.                                                              195,491      804,465
    Chesnara P.L.C.                                                                    697,292    3,874,013
    Close Brothers Group P.L.C.                                                        876,081   19,588,198
    CMC Markets P.L.C.                                                                 584,490    1,320,785
#   CYBG P.L.C.                                                                      3,117,599   14,192,034
    esure Group P.L.C.                                                               1,683,935    5,724,219
    Hansard Global P.L.C.                                                               16,468       20,548
    Hastings Group Holdings P.L.C.                                                   1,018,593    4,265,718
    Hiscox, Ltd.                                                                     1,582,904   31,791,859
    IG Group Holdings P.L.C.                                                         1,951,219   21,424,152
    Intermediate Capital Group P.L.C.                                                1,554,328   25,556,242
    International Personal Finance P.L.C.                                            1,165,179    3,280,607
#*  IP Group P.L.C.                                                                  2,114,366    3,827,696
    Jardine Lloyd Thompson Group P.L.C.                                                727,357   13,912,321
    Jupiter Fund Management P.L.C.                                                   2,283,894   19,186,986
    Just Group P.L.C.                                                                2,497,408    5,211,758
    Lancashire Holdings, Ltd.                                                        1,260,827   11,783,901
    Man Group P.L.C.                                                                 9,163,251   28,246,401
    NEX Group P.L.C.                                                                 1,743,102   14,672,633
    Non-Standard Finance P.L.C.                                                         91,628       97,492
#   OneSavings Bank P.L.C.                                                             882,316    5,002,107
    Paragon Banking Group P.L.C.                                                     1,642,412   11,506,259

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
Financials -- (Continued)
    Phoenix Group Holdings                                                            2,118,913 $ 22,999,222
#   Provident Financial P.L.C.                                                           39,330      376,537
    Rathbone Brothers P.L.C.                                                            269,490   10,423,179
    River & Mercantile Group P.L.C.                                                       2,983       13,982
    S&U P.L.C.                                                                           20,417      654,543
    Saga P.L.C.                                                                       5,752,086    9,430,669
    TP ICAP P.L.C.                                                                    3,076,556   23,150,409
    Virgin Money Holdings UK P.L.C.                                                   1,531,333    6,072,604
    Waterloo Investment Holdings, Ltd.                                                    4,000          568
                                                                                                ------------
Total Financials                                                                                 386,795,436
                                                                                                ------------
Health Care -- (3.5%)
*   BTG P.L.C.                                                                        1,633,463   17,247,576
    Cambian Group P.L.C.                                                                559,761    1,544,231
#*  Circassia Pharmaceuticals P.L.C.                                                    487,938      661,491
    Consort Medical P.L.C.                                                              275,102    4,678,428
    Dechra Pharmaceuticals P.L.C.                                                       183,621    6,251,296
    Genus P.L.C.                                                                        330,930   11,374,898
    Hikma Pharmaceuticals P.L.C.                                                        171,693    2,361,129
*   Indivior P.L.C.                                                                   3,939,279   22,505,862
    Integrated Diagnostics Holdings P.L.C.                                              330,094    1,528,022
    Spire Healthcare Group P.L.C.                                                     1,177,046    4,078,338
    UDG Healthcare P.L.C.                                                             1,009,082   11,754,093
*   Vectura Group P.L.C.                                                              3,637,945    5,025,334
                                                                                                ------------
Total Health Care                                                                                 89,010,698
                                                                                                ------------
Industrials -- (25.7%)
    Aggreko P.L.C.                                                                    1,334,788   15,289,281
    Air Partner P.L.C.                                                                  253,425      514,147
    Alumasc Group P.L.C. (The)                                                           35,681       87,393
    Avon Rubber P.L.C.                                                                  140,603    2,509,609
    Babcock International Group P.L.C.                                                  866,410    8,439,257
    Balfour Beatty P.L.C.                                                             4,173,571   16,747,297
    BBA Aviation P.L.C.                                                               6,124,950   30,611,470
    Biffa P.L.C.                                                                        118,826      404,683
    Bodycote P.L.C.                                                                   1,114,819   15,297,846
    Braemar Shipping Services P.L.C.                                                    141,381      523,406
    Capita P.L.C.                                                                     1,656,575    4,287,789
#   Carillion P.L.C.                                                                  2,236,594      472,063
    Carr's Group P.L.C.                                                                 343,111      697,680
    Castings P.L.C.                                                                     157,187    1,027,600
    Chemring Group P.L.C.                                                             1,670,720    4,548,446
#   Clarkson P.L.C.                                                                     136,600    6,118,298
#   Clipper Logistics P.L.C.                                                             67,125      421,323
*   Cobham P.L.C.                                                                    12,433,474   23,089,119
    Communisis P.L.C.                                                                 1,085,623    1,046,694
    Costain Group P.L.C.                                                                600,189    3,911,771
    De La Rue P.L.C.                                                                    662,727    5,874,821
#*  Dialight P.L.C.                                                                     102,467      943,649
    Diploma P.L.C.                                                                      652,133   10,816,298
    Fenner P.L.C.                                                                     1,150,727    7,739,779
*   Firstgroup P.L.C.                                                                 7,308,367   10,779,162

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Industrials -- (Continued)
*   Flybe Group P.L.C.                                                                 616,871 $   315,985
    G4S P.L.C.                                                                         686,732   2,771,721
    Galliford Try P.L.C.                                                               483,668   7,495,239
    Go-Ahead Group P.L.C.                                                              246,990   5,668,560
    Goodwin P.L.C.                                                                         383      10,742
    Grafton Group P.L.C.                                                             1,245,500  13,980,595
    Harvey Nash Group P.L.C.                                                            29,146      36,417
    Hays P.L.C.                                                                      8,497,027  24,393,320
    Hogg Robinson Group P.L.C.                                                         182,016     209,584
    HomeServe P.L.C.                                                                 1,454,303  16,174,243
    Howden Joinery Group P.L.C.                                                      3,833,975  25,281,845
    IMI P.L.C.                                                                       1,368,653  25,829,228
#*  Interserve P.L.C.                                                                  841,666   1,276,726
    IWG P.L.C.                                                                       3,349,423  12,623,801
    John Laing Group P.L.C.                                                          1,288,090   5,199,668
    Keller Group P.L.C.                                                                437,734   6,209,470
    Kier Group P.L.C.                                                                  558,502   8,348,109
*   Management Consulting Group P.L.C.                                                 788,035      71,398
    Mears Group P.L.C.                                                                 559,712   3,178,779
    Meggitt P.L.C.                                                                   4,021,433  26,491,851
    Melrose Industries P.L.C.                                                        8,324,544  26,752,799
#   Mitie Group P.L.C.                                                               2,122,246   5,343,058
    Morgan Advanced Materials P.L.C.                                                 1,621,842   7,990,401
    Morgan Sindall Group P.L.C.                                                        221,523   3,973,274
    National Express Group P.L.C.                                                    2,391,077  12,450,748
    Norcros P.L.C.                                                                      34,908      92,684
    Northgate P.L.C.                                                                   818,775   4,718,650
    Pagegroup P.L.C.                                                                 1,901,768  14,698,296
    PayPoint P.L.C.                                                                    307,739   3,883,247
    Polypipe Group P.L.C.                                                            1,141,295   6,414,783
    Porvair P.L.C.                                                                      18,833     141,933
    QinetiQ Group P.L.C.                                                             3,166,821   9,257,576
    Renewi P.L.C.                                                                    3,995,624   5,736,140
*   Renold P.L.C.                                                                      193,435     140,426
    Rentokil Initial P.L.C.                                                          2,472,854  10,430,609
    Ricardo P.L.C.                                                                     274,449   3,828,714
    Robert Walters P.L.C.                                                              381,498   3,553,250
    Rotork P.L.C.                                                                    4,291,372  18,006,665
    Royal Mail P.L.C.                                                                1,163,916   7,754,761
    RPS Group P.L.C.                                                                 1,347,928   5,580,918
    Senior P.L.C.                                                                    2,472,160   9,560,253
*   Serco Group P.L.C.                                                               2,170,458   2,734,601
    Severfield P.L.C.                                                                1,262,597   1,482,435
    SIG P.L.C.                                                                       3,729,465   8,613,137
    Speedy Hire P.L.C.                                                               2,890,361   2,249,881
    Spirax-Sarco Engineering P.L.C.                                                    300,738  24,222,192
    Stagecoach Group P.L.C.                                                          2,117,596   4,545,793
    Sthree P.L.C.                                                                      554,734   2,799,148
    T Clarke P.L.C.                                                                    147,457     174,952
    Travis Perkins P.L.C.                                                            1,106,246  22,941,398
    Trifast P.L.C.                                                                     469,897   1,695,356
    Tyman P.L.C.                                                                       607,195   3,063,462
    Ultra Electronics Holdings P.L.C.                                                  410,895   8,889,174

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Industrials -- (Continued)
    Vesuvius P.L.C.                                                                  1,477,677 $ 12,635,032
*   Volex P.L.C.                                                                       307,047      311,713
    Volution Group P.L.C.                                                              210,304      652,980
    Vp P.L.C.                                                                          159,998    1,996,968
    Weir Group P.L.C. (The)                                                            566,174   17,750,558
    Wilmington P.L.C.                                                                  334,384    1,145,930
    Wincanton P.L.C.                                                                   657,672    2,088,333
*   Wizz Air Holdings P.L.C.                                                           141,798    6,969,206
    XP Power, Ltd.                                                                      83,617    3,977,417
                                                                                               ------------
Total Industrials                                                                               649,015,013
                                                                                               ------------
Information Technology -- (10.1%)
    Auto Trader Group P.L.C.                                                         4,365,081   22,317,786
    AVEVA Group P.L.C.                                                                 418,609   17,750,121
    Computacenter P.L.C.                                                               442,771    7,159,060
    DiscoverIE Group P.L.C.                                                            353,108    1,906,506
    Electrocomponents P.L.C.                                                         2,762,938   24,039,428
    Equiniti Group P.L.C.                                                            1,238,350    4,769,239
    FDM Group Holdings P.L.C.                                                          144,576    1,949,882
    Fidessa Group P.L.C.                                                               217,048    7,262,526
    Gocompare.Com Group P.L.C.                                                       1,697,878    2,794,025
    Halma P.L.C.                                                                     1,583,051   28,731,297
    Kainos Group P.L.C.                                                                120,241      596,951
    Laird P.L.C.                                                                     3,016,962    5,359,458
    Moneysupermarket.com Group P.L.C.                                                2,650,925   12,747,415
#   NCC Group P.L.C.                                                                 1,255,015    3,581,397
    Oxford Instruments P.L.C.                                                          314,473    4,112,178
    Playtech P.L.C.                                                                  1,474,852   16,598,604
    Renishaw P.L.C.                                                                    207,020   14,577,378
    Rightmove P.L.C.                                                                   429,135   26,899,451
    RM P.L.C.                                                                          318,504      862,238
    SDL P.L.C.                                                                         432,451    2,812,683
    Softcat P.L.C.                                                                     557,566    4,157,959
    Spectris P.L.C.                                                                    734,061   27,194,339
    Spirent Communications P.L.C.                                                    3,259,260    4,649,094
    TT Electronics P.L.C.                                                              893,083    2,686,572
    Xaar P.L.C.                                                                        386,193    2,006,345
    ZPG P.L.C.                                                                       1,526,071    7,431,528
                                                                                               ------------
Total Information Technology                                                                    254,953,460
                                                                                               ------------
Materials -- (7.2%)
    Acacia Mining P.L.C.                                                               900,534    2,377,580
*   Carclo P.L.C.                                                                      238,794      283,200
    Centamin P.L.C.                                                                  6,191,392   14,325,367
    DS Smith P.L.C.                                                                  1,848,882   13,214,395
    Elementis P.L.C.                                                                 2,720,624   11,181,139
    Essentra P.L.C.                                                                  1,496,471   10,862,469
    Evraz P.L.C.                                                                     1,700,218    8,974,078
    Ferrexpo P.L.C.                                                                  1,750,724    7,252,546
    Forterra P.L.C.                                                                    505,016    2,037,701
*   Gem Diamonds, Ltd.                                                                 654,276      833,206
    Hill & Smith Holdings P.L.C.                                                       455,412    7,766,810

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
Materials -- (Continued)
    Hochschild Mining P.L.C.                                                          1,434,696 $  4,672,601
    Ibstock P.L.C.                                                                    1,727,835    6,310,869
*   KAZ Minerals P.L.C.                                                               1,460,573   16,996,690
*   Lonmin P.L.C.                                                                     1,584,135    1,634,754
    Low & Bonar P.L.C.                                                                1,194,255    1,023,839
    Marshalls P.L.C.                                                                  1,156,886    6,853,837
#*  Petra Diamonds, Ltd.                                                              3,145,803    2,674,866
#*  Petropavlovsk P.L.C.                                                             13,841,290    1,644,997
    RPC Group P.L.C.                                                                  2,358,548   28,493,928
    Synthomer P.L.C.                                                                  1,400,191    9,426,544
    Vedanta Resources P.L.C.                                                            424,451    4,992,677
    Victrex P.L.C.                                                                      521,515   18,921,621
    Zotefoams P.L.C.                                                                     93,537      582,173
                                                                                                ------------
Total Materials                                                                                  183,337,887
                                                                                                ------------
Real Estate -- (2.5%)
#   Capital & Counties Properties P.L.C.                                              4,191,254   17,601,541
    CLS Holdings P.L.C.                                                                 365,895    1,229,610
#*  Countrywide P.L.C.                                                                  736,847      890,710
    Daejan Holdings P.L.C.                                                               41,786    3,541,739
    Foxtons Group P.L.C.                                                              1,025,578      994,019
    Grainger P.L.C.                                                                   2,871,850   11,791,438
    Harworth Group P.L.C.                                                                30,680       48,556
    Helical P.L.C.                                                                      647,501    2,927,503
    LSL Property Services P.L.C.                                                        350,497    1,411,460
*   Raven Russia, Ltd.                                                                1,019,157      720,247
    Savills P.L.C.                                                                      823,162   11,989,935
    St. Modwen Properties P.L.C.                                                      1,206,140    7,069,899
    U & I Group P.L.C.                                                                  734,066    2,119,162
    Urban & Civic P.L.C.                                                                  3,151       13,621
                                                                                                ------------
Total Real Estate                                                                                 62,349,440
                                                                                                ------------
Telecommunication Services -- (0.9%)
    Inmarsat P.L.C.                                                                   2,371,810   15,633,363
    KCOM Group P.L.C.                                                                 3,241,032    4,053,605
#   TalkTalk Telecom Group P.L.C.                                                     2,658,372    4,490,516
                                                                                                ------------
Total Telecommunication Services                                                                  24,177,484
                                                                                                ------------
Utilities -- (1.5%)
    Drax Group P.L.C.                                                                 2,361,584    8,706,281
    Pennon Group P.L.C.                                                               2,236,812   22,865,341

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                        SHARES      VALUE++
                                                                                       --------- --------------
Utilities -- (Continued)
      Telecom Plus P.L.C.                                                                340,923 $    5,619,901
                                                                                                 --------------
Total Utilities                                                                                      37,191,523
                                                                                                 --------------
TOTAL COMMON STOCKS                                                                               2,463,407,395
                                                                                                 --------------
TOTAL INVESTMENT SECURITIES                                                                       2,463,407,395
                                                                                                 --------------

                                                                                                    VALUE+
                                                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund                                                   5,599,951     64,797,029
                                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,982,456,722)^^                                            $2,528,204,424
                                                                                                 ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary         --    $  539,383,312   --    $  539,383,312
   Consumer Staples               --       124,515,415   --       124,515,415
   Energy                         --       112,677,727   --       112,677,727
   Financials                     --       386,795,436   --       386,795,436
   Health Care                    --        89,010,698   --        89,010,698
   Industrials                    --       649,015,013   --       649,015,013
   Information Technology         --       254,953,460   --       254,953,460
   Materials                      --       183,337,887   --       183,337,887
   Real Estate                    --        62,349,440   --        62,349,440
   Telecommunication Services     --        24,177,484   --        24,177,484
   Utilities                      --        37,191,523   --        37,191,523
Securities Lending Collateral     --        64,797,029   --        64,797,029
                                  --    --------------   --    --------------
TOTAL                             --    $2,528,204,424   --    $2,528,204,424
                                  ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
COMMON STOCKS -- (92.9%)
AUSTRIA -- (3.2%)
    Agrana Beteiligungs AG                                                              18,464 $  2,256,557
    ANDRITZ AG                                                                         351,021   21,073,144
    Atrium European Real Estate, Ltd.                                                  793,939    4,147,657
    Austria Technologie & Systemtechnik AG                                             162,266    5,175,578
    BUWOG AG                                                                           513,165   18,444,488
    CA Immobilien Anlagen AG                                                           447,444   13,745,504
#   DO & CO AG                                                                          33,913    2,262,497
    EVN AG                                                                             212,870    4,360,297
*   FACC AG                                                                            121,108    3,081,436
    Flughafen Wien AG                                                                   21,758      957,296
#   IMMOFINANZ AG                                                                    5,007,188   12,829,764
    Josef Manner & Co. AG                                                                  870       62,703
    Kapsch TrafficCom AG                                                                33,915    2,042,068
    Lenzing AG                                                                          66,004    8,398,321
    Mayr Melnhof Karton AG                                                              49,633    7,791,236
    Oberbank AG                                                                         45,017    4,685,418
    Oesterreichische Post AG                                                           202,551    9,647,341
    Palfinger AG                                                                        92,883    3,953,471
    POLYTEC Holding AG                                                                 103,266    2,409,213
#   Porr AG                                                                             57,280    1,976,729
*   Raiffeisen Bank International AG                                                   387,611   16,662,466
#   Rosenbauer International AG                                                         19,267    1,300,488
    S IMMO AG                                                                          330,386    6,184,742
#*  Schoeller-Bleckmann Oilfield Equipment AG                                           63,374    6,888,419
#   Semperit AG Holding                                                                 68,546    1,702,945
    Strabag SE                                                                         105,005    4,541,652
    Telekom Austria AG                                                                 809,706    7,827,522
    UBM Development AG                                                                   7,987      418,993
    UNIQA Insurance Group AG                                                           808,305    9,955,957
    Verbund AG                                                                         303,529    8,418,237
#   Vienna Insurance Group AG Wiener Versicherung Gruppe                               199,332    7,072,815
#   Wienerberger AG                                                                    617,965   16,862,852
#   Zumtobel Group AG                                                                  173,368    2,032,345
                                                                                               ------------
TOTAL AUSTRIA                                                                                   219,170,151
                                                                                               ------------
BELGIUM -- (4.4%)
#*  Ablynx NV                                                                          382,567   20,856,574
    Ackermans & van Haaren NV                                                          137,399   25,607,055
*   AGFA-Gevaert NV                                                                  1,218,771    6,118,567
*   Argenx SE                                                                           26,227    2,046,152
    Atenor                                                                              11,761      713,753
    Banque Nationale de Belgique                                                            87      326,523
    Barco NV                                                                            67,758    8,357,117
    Bekaert SA                                                                         214,947    9,764,741
#*  Biocartis NV                                                                       144,575    2,606,231
    bpost SA                                                                           503,661   16,746,157
#*  Celyad SA                                                                           42,198    1,989,809
    Cie d'Entreprises CFE                                                               48,913    7,063,329
    Cie Immobiliere de Belgique SA                                                      15,161    1,019,283
    Co.Br.Ha Societe Commerciale de Brasserie SA                                           111      545,823
    D'ieteren SA                                                                       142,311    6,646,354

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
BELGIUM -- (Continued)
#*  Dalenys                                                                             20,562 $    229,662
    Deceuninck NV                                                                      385,581    1,460,066
    Econocom Group SA                                                                  686,666    5,731,774
    Elia System Operator SA                                                            171,886   10,563,020
#   Euronav NV                                                                         780,068    6,644,471
    EVS Broadcast Equipment SA                                                          75,122    2,813,414
#*  Exmar NV                                                                           187,317    1,354,334
#*  Fagron                                                                             262,019    3,701,433
*   Galapagos NV(B07MXC1)                                                               62,208    7,428,397
*   Galapagos NV(B07Q2V5)                                                              220,186   26,149,110
    Gimv NV                                                                             63,569    4,065,907
#   Ion Beam Applications                                                              115,719    3,536,313
    Jensen-Group NV                                                                     15,401      821,815
    Kinepolis Group NV                                                                  94,699    6,990,979
#   Lotus Bakeries                                                                       1,464    3,926,259
#*  MDxHealth                                                                          214,040    1,035,591
    Melexis NV                                                                         113,154   11,916,134
#*  Nyrstar NV                                                                         745,540    6,048,169
    Ontex Group NV                                                                     473,271   13,983,392
    Orange Belgium SA                                                                  179,876    3,800,759
#   Picanol                                                                             28,690    3,252,447
    RealDolmen(5529094)                                                                    120            3
    RealDolmen(B3M0622)                                                                 15,927      665,837
    Recticel SA                                                                        247,048    2,926,155
    Resilux                                                                              5,092      938,927
    Roularta Media Group NV                                                             12,572      361,998
    Sioen Industries NV                                                                 50,085    1,759,121
    Sipef SA                                                                            32,784    2,493,734
*   Telenet Group Holding NV                                                            35,452    2,727,292
    TER Beke SA                                                                          2,816      622,452
*   Tessenderlo Group SA                                                               213,754   10,243,303
#*  ThromboGenics NV                                                                   205,315    1,072,464
#*  TiGenix NV                                                                       1,307,407    2,831,284
    Umicore SA                                                                         703,600   37,040,360
    Van de Velde NV                                                                     35,498    1,889,549
*   Viohalco SA                                                                        583,796    2,724,364
                                                                                               ------------
TOTAL BELGIUM                                                                                   304,157,757
                                                                                               ------------
DENMARK -- (4.7%)
#   ALK-Abello A.S.                                                                     36,938    4,691,824
    Alm Brand A.S.                                                                     562,935    6,938,352
#   Ambu A.S. Class B                                                                  731,091   15,692,931
    Arkil Holding A.S. Class B                                                             504      115,404
*   Bang & Olufsen A.S.                                                                256,627    6,891,890
    BankNordik P/F                                                                      10,210      187,505
*   Bavarian Nordic A.S.                                                               204,295    7,871,172
    Brodrene Hartmann A.S.                                                              16,148      909,983
#   Columbus A.S.                                                                      366,239      926,084
#*  D/S Norden A.S.                                                                    196,089    3,906,533
    DFDS A.S.                                                                          199,035   11,942,952
    Djurslands Bank A.S.                                                                 8,970      366,425
#   FLSmidth & Co. A.S.                                                                268,920   15,837,861

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
DENMARK -- (Continued)
    Fluegger A.S. Class B                                                                4,198 $    246,241
#   GN Store Nord A.S.                                                                 855,243   28,840,575
    Gronlandsbanken A.S.                                                                 1,125      123,844
*   H+H International A.S. Class B                                                      62,146    1,510,451
    Harboes Bryggeri A.S. Class B                                                       16,516      251,463
    IC Group A.S.                                                                       41,449      979,102
*   Jeudan A.S.                                                                          6,335      793,144
    Jyske Bank A.S.                                                                    434,014   25,090,189
    Lan & Spar Bank                                                                      4,981      386,940
    Matas A.S.                                                                         231,085    2,902,914
*   Nilfisk Holding A.S.                                                               182,797   10,604,069
*   NKT A.S.                                                                           206,194    8,990,321
    NNIT A.S.                                                                           52,884    1,621,506
    Nordjyske Bank A.S.                                                                 44,782      889,881
    Parken Sport & Entertainment A.S.                                                   33,556      407,798
    Per Aarsleff Holding A.S.                                                          126,705    4,356,961
    Ringkjoebing Landbobank A.S.                                                       126,846    6,993,580
    Roblon A.S. Class B                                                                  2,700      157,002
    Rockwool International A.S. Class A                                                    275       70,920
    Rockwool International A.S. Class B                                                 49,565   13,845,448
    Royal Unibrew A.S.                                                                 271,013   16,470,127
#   RTX A.S.                                                                            45,802    1,212,049
*   Santa Fe Group A.S.                                                                127,806      965,747
    Scandinavian Tobacco Group A.S. Class A                                             51,716    1,045,771
    Schouw & Co., A.S.                                                                  78,577    7,953,293
#   SimCorp A.S.                                                                       244,707   15,542,749
    Solar A.S. Class B                                                                  37,041    2,444,866
    Spar Nord Bank A.S.                                                                489,295    5,829,090
    Sydbank A.S.                                                                       503,207   20,579,861
    TDC A.S.                                                                         5,367,272   35,824,313
#   Tivoli A.S.                                                                          9,390      984,205
*   TK Development A.S.                                                                600,824      714,037
*   Topdanmark A.S.                                                                    491,266   23,469,537
    TORM P.L.C.                                                                         40,031      325,030
    United International Enterprises                                                    10,218    2,206,892
#*  Vestjysk Bank A.S.                                                               1,179,894      544,147
#*  Zealand Pharma A.S.                                                                150,235    2,546,171
                                                                                               ------------
TOTAL DENMARK                                                                                   323,999,150
                                                                                               ------------
FINLAND -- (6.2%)
#   Afarak Group Oyj                                                                   316,672      368,476
    Ahlstrom-Munksjo Oyj                                                               108,356    2,389,914
    Aktia Bank Oyj                                                                     196,152    2,338,613
    Alandsbanken Abp Class B                                                            21,354      379,034
    Alma Media Oyj                                                                      93,820      922,739
#   Amer Sports Oyj                                                                    773,158   21,827,378
    Apetit Oyj                                                                          19,391      359,694
    Aspo Oyj                                                                            92,762    1,157,698
    Atria Oyj                                                                           65,971    1,018,088
#*  BasWare Oyj                                                                         51,134    2,830,944
#   Bittium Oyj                                                                        178,633    1,268,863
    Cargotec Oyj Class B                                                               250,754   14,619,344

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
FINLAND -- (Continued)
#*  Caverion Oyj                                                                       640,849 $ 5,402,322
#   Citycon Oyj                                                                      2,467,372   6,849,632
    Cramo Oyj                                                                          228,789   5,581,650
    Digia Oyj                                                                           69,731     203,597
    Elisa Oyj                                                                          858,740  36,550,854
    F-Secure Oyj                                                                       595,193   2,887,060
    Finnair Oyj                                                                        472,532   5,721,058
    Fiskars Oyj Abp                                                                    197,672   5,879,945
*   Glaston Oyj Abp                                                                     46,084      26,203
    HKScan Oyj Class A                                                                 193,582     740,061
#   Huhtamaki Oyj                                                                      584,037  24,932,033
    Ilkka-Yhtyma Oyj                                                                    61,503     281,768
    Kemira Oyj                                                                         702,148   9,940,085
    Kesko Oyj Class A                                                                   36,388   2,066,759
    Kesko Oyj Class B                                                                  459,850  26,820,739
    Konecranes Oyj                                                                     392,809  19,942,028
    Lassila & Tikanoja Oyj                                                             192,118   4,523,212
    Lehto Group Oyj                                                                     37,119     566,673
    Lemminkainen Oyj                                                                    30,098     892,318
    Metsa Board Oyj                                                                  1,398,928  12,727,698
    Metso Oyj                                                                          716,276  25,008,142
    Nokian Renkaat Oyj                                                                 739,596  37,366,467
    Olvi Oyj Class A                                                                    79,011   2,854,939
    Oriola Oyj Class A                                                                   6,054      23,520
    Oriola Oyj Class B                                                                 628,439   2,236,406
#   Orion Oyj Class A                                                                  123,563   5,307,112
    Orion Oyj Class B                                                                  236,640   9,492,616
    Outokumpu Oyj                                                                    2,921,503  25,061,004
#*  Outotec Oyj                                                                      1,238,541  10,665,984
    Pihlajalinna Oyj                                                                    67,235   1,224,720
    Ponsse Oyj                                                                          63,501   2,050,690
*   Poyry Oyj                                                                          188,253   1,215,547
*   QT Group Oyj                                                                        55,899     354,421
    Raisio Oyj Class V                                                                 641,021   3,553,196
    Ramirent Oyj                                                                       524,612   5,265,528
    Rapala VMC Oyj                                                                     109,543     456,434
    Raute Oyj Class A                                                                      880      35,486
    Revenio Group Oyj                                                                   34,268   1,575,407
    Sanoma Oyj                                                                         749,458   9,716,009
#   SRV Group OYJ                                                                       58,013     275,031
*   Stockmann Oyj Abp Class A                                                           49,045     271,720
#*  Stockmann Oyj Abp Class B                                                          173,382     893,633
    Technopolis Oyj                                                                    956,192   4,816,260
    Teleste Oyj                                                                         50,364     447,623
    Tieto Oyj                                                                          343,275  11,932,484
    Tikkurila Oyj                                                                      233,601   4,691,439
#   Tokmanni Group Corp.                                                                58,886     552,002
    Uponor Oyj                                                                         328,864   6,961,408
    Vaisala Oyj Class A                                                                 51,551   2,943,026
    Valmet Oyj                                                                         865,528  19,420,415
    Viking Line Abp                                                                     10,366     219,965

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
FINLAND -- (Continued)
#   YIT Oyj                                                                          1,301,812 $ 10,701,873
                                                                                               ------------
TOTAL FINLAND                                                                                   429,606,987
                                                                                               ------------
FRANCE -- (12.8%)
    ABC Arbitrage                                                                      176,146    1,456,330
    Actia Group                                                                         48,398      463,774
#*  Adocia                                                                               2,075       41,166
*   Air France-KLM                                                                     998,980   15,494,733
    Akka Technologies                                                                   51,478    3,231,550
    Albioma SA                                                                         145,852    3,799,219
    Altamir                                                                            130,609    2,546,905
    Alten SA                                                                           142,403   14,416,266
    Altran Technologies SA                                                             841,627   15,658,600
#*  Antalis International SAS                                                          120,399      298,268
    April SA                                                                            75,049    1,508,945
#*  Archos                                                                             138,714      133,930
    Arkema SA                                                                           66,897    8,540,270
    Assystem                                                                            62,252    2,325,083
    Aubay                                                                               31,239    1,490,232
    Axway Software SA                                                                   35,286      963,448
    Bastide le Confort Medical                                                          16,987    1,164,910
    Beneteau SA                                                                        216,231    5,754,866
    Bigben Interactive                                                                  64,576      975,604
    BioMerieux                                                                          61,113    5,785,880
    Boiron SA                                                                           38,163    3,336,841
    Bonduelle SCA                                                                       81,792    4,312,145
#   Bourbon Corp.                                                                      113,551    1,143,363
    Burelle SA                                                                           1,223    2,118,823
    Casino Guichard Perrachon SA                                                       223,349   13,050,183
    Catering International Services                                                     14,124      333,239
*   Cegedim SA                                                                          25,022    1,283,943
#*  CGG SA                                                                              97,011      346,351
#   Chargeurs SA(5021318)                                                              107,537    3,558,422
*   Chargeurs SA(BDH48T0)                                                                1,205       38,876
    Cie des Alpes                                                                       49,012    2,116,633
    Cie Plastic Omnium SA                                                              312,439   16,048,884
*   Coface SA                                                                          433,537    4,873,250
    Derichebourg SA                                                                    584,687    5,863,317
    Devoteam SA                                                                         28,114    2,787,275
    Dom Security                                                                         2,414      185,167
    Edenred                                                                          1,188,202   38,346,776
    Electricite de Strasbourg SA                                                        21,168    3,548,860
#   Elior Group SA                                                                     578,748   13,320,393
    Elis SA                                                                            525,301   14,676,430
*   Eramet                                                                              50,726    7,159,327
*   Esso SA Francaise                                                                   15,303      980,862
*   Etablissements Maurel et Prom                                                       55,661      258,575
    Euronext NV                                                                        291,850   19,771,267
    Europcar Groupe SA                                                                 451,417    6,277,133
    Eutelsat Communications SA                                                         726,775   15,996,210
    Exel Industries Class A                                                             10,330    1,519,652
    Faurecia                                                                           306,467   27,499,342

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
FRANCE -- (Continued)
    Fleury Michon SA                                                                     5,962 $   375,574
*   Fnac Darty SA                                                                       94,634  11,038,558
    Gaumont SA                                                                          13,521   2,129,422
#   Gaztransport Et Technigaz SA                                                       115,771   8,009,245
    GEA                                                                                  2,433     289,939
    Getlink SE                                                                       1,327,934  18,622,888
    Gevelot SA                                                                           3,466     852,830
    GL Events                                                                           48,992   1,660,342
    Groupe Crit                                                                         23,123   2,206,710
#*  Groupe Gorge                                                                        22,858     508,379
    Groupe Open                                                                         28,806   1,258,357
    Guerbet                                                                             32,440   3,242,127
    Haulotte Group SA                                                                   74,466   1,776,144
    HERIGE SADCS                                                                         4,147     218,804
#*  HiPay Group SA                                                                      24,579     433,168
*   ID Logistics Group                                                                   8,079   1,361,409
    Imerys SA                                                                          137,065  14,689,852
    Ingenico Group SA                                                                  301,300  34,295,216
    Interparfums SA                                                                     54,223   2,532,905
    Ipsen SA                                                                            83,548  11,699,682
    IPSOS                                                                              190,742   7,286,067
    Jacquet Metal Service                                                               71,359   2,649,365
    Kaufman & Broad SA                                                                  94,795   4,946,589
    Korian SA                                                                          240,537   7,744,114
    Lagardere SCA                                                                      673,857  21,015,816
    Lanson-BCC                                                                           8,795     397,532
    Laurent-Perrier                                                                     12,886   1,535,489
    Le Belier                                                                            8,674     670,682
    Lectra                                                                             133,460   3,770,400
    Linedata Services                                                                   11,036     518,091
    LISI                                                                                99,064   4,773,379
    LNA Sante SA                                                                        29,442   2,014,446
    Maisons du Monde SA                                                                 15,505     665,915
    Maisons France Confort SA                                                           15,908   1,147,627
    Manitou BF SA                                                                       51,719   2,208,470
    Manutan International                                                               14,828   1,719,062
    Mersen SA                                                                          117,956   5,755,462
#*  METabolic EXplorer SA                                                              151,621     422,845
    Metropole Television SA                                                            290,250   7,897,041
    MGI Coutier                                                                         56,783   2,498,724
    Mr Bricolage                                                                        30,731     576,004
#*  Naturex                                                                             35,471   3,876,781
    Neopost SA                                                                         196,501   5,851,284
#   Nexans SA                                                                          185,479  11,250,113
    Nexity SA                                                                          241,351  14,542,959
#*  Nicox                                                                              136,752   1,687,259
*   NRJ Group                                                                           73,487     826,645
#   Oeneo SA                                                                           145,805   1,911,254
#*  Onxeo SA(B04P0G6)                                                                  246,319     546,200
#*  Onxeo SA(BPFJVR0)                                                                   48,958     109,455
    Orpea                                                                              178,098  22,227,783
#*  Parrot SA                                                                          112,753   1,137,988
*   Pierre & Vacances SA                                                                29,600   1,556,428

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
FRANCE -- (Continued)
    Plastivaloire                                                                       45,387 $ 1,032,487
    PSB Industries SA                                                                    8,805     522,494
#   Rallye SA                                                                          139,003   2,550,687
#*  Recylex SA                                                                          98,996   1,663,632
    Rexel SA                                                                         1,732,990  31,219,013
#   Robertet SA                                                                          3,652   1,889,146
    Rothschild & Co.                                                                    37,276   1,540,802
#   Rubis SCA                                                                          540,145  39,836,513
    Samse SA                                                                             8,068   1,701,639
    Sartorius Stedim Biotech                                                           101,854   8,823,066
    Savencia SA                                                                         33,010   3,352,854
    SEB SA                                                                              37,183   7,682,087
    Seche Environnement SA                                                              13,064     502,563
#*  Sequana SA                                                                         289,137     294,991
#*  SES-imagotag SA                                                                      8,385     311,937
    Societe BIC SA                                                                      33,657   3,854,214
#*  Societe des Bains de Mer et du Cercle des Etrangers a Monaco                        60,258   3,932,500
    Societe Marseillaise du Tunnel Prado-Carenage SA                                     3,933     116,529
#   Societe pour l'Informatique Industrielle                                            39,961   1,231,886
*   SOITEC                                                                              87,729   7,196,310
#*  Solocal Group                                                                    3,289,445   4,078,222
    Somfy SA                                                                           104,615  11,658,411
    Sopra Steria Group                                                                  78,159  15,861,999
    SPIE SA                                                                            453,235  11,263,265
#*  SRP Groupe SA                                                                       16,799     220,354
*   Stallergenes Greer P.L.C.                                                           17,126     737,030
*   Ste Industrielle d'Aviation Latecoere SA                                           362,344   2,487,638
    Stef SA                                                                             28,044   3,445,081
    Sword Group                                                                         35,526   1,641,851
    Synergie SA                                                                         69,728   4,152,259
    Tarkett SA                                                                         121,413   4,746,623
    Technicolor SA                                                                   1,482,868   5,541,108
    Teleperformance                                                                    208,250  31,561,048
    Television Francaise 1                                                             615,411   9,230,337
#   Tessi SA                                                                             6,874   1,625,970
    TFF Group                                                                           20,260   1,088,687
    Thermador Groupe                                                                    16,610   2,652,070
    Total Gabon                                                                          2,073     400,221
#*  Touax SA                                                                             8,812     124,635
    Trigano SA                                                                          46,958   9,115,565
*   Ubisoft Entertainment SA                                                           521,852  44,661,983
    Union Financiere de France BQE SA                                                   16,855     649,414
#*  Vallourec SA                                                                     1,831,755  12,544,788
#*  Valneva SE                                                                         322,635   1,450,626
    Vetoquinol SA                                                                       18,701   1,258,910
    Vicat SA                                                                            92,704   7,638,104
    VIEL & Cie SA                                                                      161,700   1,079,317
    Vilmorin & Cie SA                                                                   29,068   3,178,643
#*  Virbac SA                                                                           22,063   3,390,484
    Vranken-Pommery Monopole SA                                                         18,262     541,664

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- ------------
FRANCE -- (Continued)
*   Worldline SA                                                                      49,810 $  2,816,001
                                                                                             ------------
TOTAL FRANCE                                                                                  879,837,996
                                                                                             ------------
GERMANY -- (14.5%)
    1&1 Drillisch AG                                                                 224,579   18,681,341
    Aareal Bank AG                                                                   425,534   21,511,702
*   Adler Modemaerkte AG                                                              45,612      338,337
*   ADLER Real Estate AG                                                             152,507    2,450,455
    ADO Properties SA                                                                 96,007    5,173,103
#*  ADVA Optical Networking SE                                                       227,659    1,921,467
*   AIXTRON SE                                                                       634,440    9,584,478
    All for One Steeb AG                                                                 569       49,142
    Allgeier SE                                                                       30,618    1,034,993
    Amadeus Fire AG                                                                   30,551    3,150,298
*   AS Creation Tapeten                                                                7,109      194,723
    Atoss Software AG                                                                    193       20,739
    Aurubis AG                                                                       221,691   23,296,001
    Axel Springer SE                                                                 172,391   15,149,290
    Basler AG                                                                          5,657    1,416,149
    Bauer AG                                                                          58,140    1,784,014
    BayWa AG(5838057)                                                                 83,373    3,233,590
    BayWa AG(5838068)                                                                    124        5,018
    Bechtle AG                                                                       158,870   14,489,409
#   Bertrandt AG                                                                      27,357    3,508,522
    Bijou Brigitte AG                                                                 19,732    1,222,550
    Bilfinger SE                                                                     185,072    8,687,012
    Borussia Dortmund GmbH & Co. KGaA                                                478,728    3,400,601
    CANCOM SE                                                                         89,872    8,490,843
    Carl Zeiss Meditec AG                                                            180,477   11,813,076
    CECONOMY AG                                                                      591,630    8,529,399
    CENIT AG                                                                          49,616    1,369,734
    CENTROTEC Sustainable AG                                                          44,813      851,320
    Cewe Stiftung & Co. KGAA                                                          30,681    3,341,506
    Comdirect Bank AG                                                                181,201    2,614,695
    CompuGroup Medical SE                                                            118,208    7,486,631
*   Constantin Medien AG                                                             333,881      945,128
    CropEnergies AG                                                                  118,349    1,069,603
    CTS Eventim AG & Co. KGaA                                                        227,093   11,354,655
    Data Modul AG                                                                     11,455    1,075,780
#   Delticom AG                                                                       28,981      409,277
    Deutsche Beteiligungs AG                                                          73,072    4,510,239
    Deutsche EuroShop AG                                                             237,848    9,345,513
    Deutsche Pfandbriefbank AG                                                       445,555    8,235,473
    Deutz AG                                                                         690,658    6,413,326
*   Dialog Semiconductor P.L.C.                                                      382,079   11,648,724
    DIC Asset AG                                                                     291,361    3,741,834
    Diebold Nixdorf AG                                                                17,997    1,595,216
    DMG Mori AG                                                                       17,946    1,063,814
    Dr Hoenle AG                                                                      25,078    1,618,754
    Draegerwerk AG & Co. KGaA                                                         16,396    1,251,478
    Duerr AG                                                                         143,919   19,827,412
    Eckert & Ziegler AG                                                               19,094      887,875

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
GERMANY -- (Continued)
    EDAG Engineering Group AG                                                           13,210 $   268,851
    Elmos Semiconductor AG                                                              62,185   1,841,770
#   ElringKlinger AG                                                                   167,277   3,885,604
*   Euromicron AG                                                                       43,500     443,948
*   Evotec AG                                                                           30,847     563,284
    Ferratum Oyj                                                                        42,522   1,584,289
    Fielmann AG                                                                        100,188   8,772,380
#*  First Sensor AG                                                                     26,646     694,327
    Francotyp-Postalia Holding AG Class A                                               55,619     302,727
    Fraport AG Frankfurt Airport Services Worldwide                                     28,862   3,417,216
    Freenet AG                                                                         854,918  32,782,805
    Fuchs Petrolub SE                                                                  138,497   7,033,073
    Gerresheimer AG                                                                    193,393  16,891,981
#   Gerry Weber International AG                                                       114,716   1,272,685
    Gesco AG                                                                            52,317   2,001,722
#   GFT Technologies SE                                                                 88,655   1,411,871
    Grammer AG                                                                          78,618   4,952,940
    GRENKE AG                                                                          105,657  12,600,616
*   H&R GmbH & Co. KGaA                                                                 56,454   1,000,184
    Hamburger Hafen und Logistik AG                                                    134,558   3,757,539
*   Hapag-Lloyd AG                                                                      20,213     838,429
*   Heidelberger Druckmaschinen AG                                                   1,506,720   5,446,767
    Hella GmbH & Co KGaA                                                               175,673  12,518,905
    Highlight Communications AG                                                         94,846     607,311
*   HolidayCheck Group AG                                                              149,489     556,669
    Hornbach Baumarkt AG                                                                25,031     961,282
    Hugo Boss AG                                                                       314,787  28,911,085
    Indus Holding AG                                                                   128,956  10,236,579
    Isra Vision AG                                                                      18,038   4,198,822
*   IVU Traffic Technologies AG                                                          8,672      55,836
    Jenoptik AG                                                                        287,722  11,941,782
#   K+S AG                                                                           1,020,067  28,668,525
    Kloeckner & Co. SE                                                                 526,099   6,976,678
    Koenig & Bauer AG                                                                   73,522   6,026,594
#   Krones AG                                                                           77,048  10,767,169
    KSB SE & Co. KGaA                                                                    3,466   2,126,908
    KWS Saat SE                                                                         15,926   6,723,378
    Lanxess AG                                                                         436,535  38,119,939
    LEG Immobilien AG                                                                  319,831  36,094,769
    Leifheit AG                                                                         44,598   1,576,250
    Leoni AG                                                                           199,833  15,345,079
*   LPKF Laser & Electronics AG                                                         67,178     717,314
*   Manz AG                                                                             24,333   1,044,403
    MasterFlex SE                                                                       19,500     217,269
*   Mediclin AG                                                                         88,966     674,809
*   Medigene AG                                                                        108,058   2,277,128
    MLP SE                                                                             358,972   2,529,210
    MTU Aero Engines AG                                                                 69,659  12,487,676
    Nemetschek SE                                                                      111,476  10,983,124
    Nexus AG                                                                            65,484   2,190,889
#*  Nordex SE                                                                          307,691   4,067,646
    Norma Group SE                                                                     202,672  15,963,576
    OHB SE                                                                              34,003   1,956,596

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- -----------
GERMANY -- (Continued)
    OSRAM Licht AG                                                                   210,842 $18,427,165
#   paragon AG                                                                        14,189   1,460,800
*   Patrizia Immobilien AG                                                           289,524   7,251,618
*   Petro Welt Technologies AG                                                         9,723      83,995
    Pfeiffer Vacuum Technology AG                                                     52,225  10,354,931
    PNE Wind AG                                                                      386,352   1,488,943
    Progress-Werk Oberkirch AG                                                         7,571     442,094
    PSI Software AG                                                                   36,862     868,507
    Puma SE                                                                           10,528   4,439,660
*   PVA TePla AG                                                                      50,786     921,049
*   QIAGEN NV                                                                        693,540  23,197,116
    QSC AG                                                                           536,325   1,000,282
    R Stahl AG                                                                        14,952     562,634
    Rational AG                                                                       14,449  10,163,784
    Rheinmetall AG                                                                   264,035  37,374,182
    RHOEN-KLINIKUM AG                                                                233,180   9,182,011
    RIB Software SE                                                                  197,541   6,685,665
    S&T AG                                                                           302,174   8,310,600
    SAF-Holland SA                                                                   337,748   7,926,353
    Salzgitter AG                                                                    245,174  14,808,588
#*  Schaltbau Holding AG                                                              27,311     952,926
    Schloss Wachenheim AG                                                              7,479     193,141
    Secunet Security Networks AG                                                       3,012     358,862
*   SGL Carbon SE                                                                      5,065      78,899
#   SHW AG                                                                            25,624   1,114,745
*   Siltronic AG                                                                      88,246  14,650,297
    Sixt Leasing SE                                                                   41,235     977,598
    Sixt SE                                                                           80,910   8,359,271
#   SMA Solar Technology AG                                                           67,768   3,689,218
*   SMT Scharf AG                                                                     18,103     328,803
#   Softing AG                                                                        22,353     272,639
    Software AG                                                                      325,372  17,660,283
    Stabilus SA                                                                      101,923   9,880,496
#   STRATEC Biomedical AG                                                              7,321     666,072
    Stroeer SE & Co. KGaA                                                            125,732   9,690,155
    Suedzucker AG                                                                    438,206   8,351,104
*   SUESS MicroTec SE                                                                122,073   2,432,632
    Surteco SE                                                                        39,841   1,363,032
    TAG Immobilien AG                                                                828,939  16,385,677
    Takkt AG                                                                         168,053   4,677,628
    Technotrans AG                                                                    34,509   1,918,887
*   Tele Columbus AG                                                                 175,871   1,972,994
    TLG Immobilien AG                                                                346,342   9,752,451
*   Tom Tailor Holding SE                                                            189,809   2,668,283
    Traffic Systems SE                                                                26,320     611,624
    Uniper SE                                                                        312,671   9,334,185
    VERBIO Vereinigte BioEnergie AG                                                  127,536   1,165,797
*   Vossloh AG                                                                        68,437   3,763,037
#   VTG AG                                                                            80,128   4,148,553
    Wacker Chemie AG                                                                  74,710  14,990,693
    Wacker Neuson SE                                                                 160,066   6,558,305
    Washtec AG                                                                        55,718   4,822,457
    Wuestenrot & Wuerttembergische AG                                                 49,896   1,494,354

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
GERMANY -- (Continued)
    XING SE                                                                             16,563 $  5,793,158
    Zeal Network SE                                                                     41,781    1,296,630
                                                                                               ------------
TOTAL GERMANY                                                                                   996,407,310
                                                                                               ------------
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                                                          399,607    1,513,370
    C&C Group P.L.C.(B011Y09)                                                        1,085,694    4,067,262
    Datalex P.L.C.                                                                      91,110      361,147
*   FBD Holdings P.L.C.                                                                125,459    1,729,137
    Glanbia P.L.C.(0066950)                                                            700,613   11,985,071
    Glanbia P.L.C.(4058629)                                                            214,971    3,676,552
    IFG Group P.L.C.                                                                   302,015      775,888
*   Independent News & Media P.L.C.                                                  1,915,415      260,452
    Irish Continental Group P.L.C.(BLP5857)                                            485,129    3,440,057
    Irish Continental Group P.L.C.(BLP59W1)                                            234,200    1,697,197
    Kingspan Group P.L.C.                                                              734,997   33,897,396
    Smurfit Kappa Group P.L.C.                                                         456,804   16,030,992
                                                                                               ------------
TOTAL IRELAND                                                                                    79,434,521
                                                                                               ------------
ISRAEL -- (2.4%)
*   ADO Group, Ltd.                                                                     82,841    1,651,245
    Afcon Holdings, Ltd.                                                                   482       25,322
*   Africa Israel Properties, Ltd.                                                      87,019    2,176,253
    Africa Israel Residences, Ltd.                                                       1,550       33,254
#*  Airport City, Ltd.                                                                 421,822    5,428,281
    Albaad Massuot Yitzhak, Ltd.                                                         2,660       40,827
*   Allot Communications, Ltd.                                                         154,992      789,729
    Alony Hetz Properties & Investments, Ltd.                                          181,446    1,904,944
#   Alrov Properties and Lodgings, Ltd.                                                 48,457    1,997,744
    Amot Investments, Ltd.                                                             640,380    3,827,204
    Arad, Ltd.                                                                           6,906       79,948
*   Arko Holdings, Ltd.                                                                879,723      504,821
    Ashtrom Group, Ltd.                                                                 16,023       70,330
    Ashtrom Properties, Ltd.                                                           107,235      613,429
*   AudioCodes, Ltd.                                                                   165,181    1,286,484
    Avgol Industries 1953, Ltd.                                                        435,107      535,386
*   Azorim-Investment Development & Construction Co., Ltd.                             405,707      502,962
    Bayside Land Corp.                                                                   4,564    2,294,407
    Big Shopping Centers, Ltd.                                                          27,978    1,893,680
*   BioLine RX, Ltd.                                                                    83,966       90,128
#   Blue Square Real Estate, Ltd.                                                       33,250    1,367,133
*   Bonus Biogroup, Ltd.                                                               165,281       30,577
#*  Brack Capital Properties NV                                                         30,484    3,615,490
    Camtek, Ltd.                                                                        26,132      181,923
#   Carasso Motors, Ltd.                                                                89,088      745,012
*   Cellcom Israel, Ltd.                                                               310,154    2,888,034
    Ceragon Networks, Ltd.                                                             266,244      553,788
#*  Clal Biotechnology Industries, Ltd.                                                291,561      296,593
*   Clal Insurance Enterprises Holdings, Ltd.                                          123,888    2,408,664
    Cohen Development & Industrial Buildings, Ltd.                                       3,184       67,392
#*  Compugen, Ltd.                                                                     185,531      553,873
    Danel Adir Yeoshua, Ltd.                                                            12,236      722,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
ISRAEL -- (Continued)
#   Delek Automotive Systems, Ltd.                                                     204,232 $1,585,995
    Delek Group, Ltd.                                                                      980    172,283
#   Delta-Galil Industries, Ltd.                                                        72,570  2,567,286
#   Direct Insurance Financial Investments, Ltd.                                        95,848  1,253,433
#   El Al Israel Airlines                                                            1,852,806    763,594
#   Electra Consumer Products 1970, Ltd.                                                51,141    884,801
    Electra, Ltd.                                                                       10,539  2,813,776
*   Elron Electronic Industries, Ltd.                                                   92,425    483,595
*   Energix-Renewable Energies, Ltd.                                                   673,734    661,663
*   Enlight Renewable Energy, Ltd.                                                   1,633,359    916,464
*   Equital, Ltd.                                                                       18,456    525,096
#*  Evogene, Ltd.                                                                       70,559    261,868
    First International Bank Of Israel, Ltd.                                           233,290  5,263,275
    FMS Enterprises Migun, Ltd.                                                         18,743    740,755
#*  Foresight Autonomous Holdings, Ltd.                                                172,589    157,384
    Formula Systems 1985, Ltd.                                                          55,198  2,388,388
    Fox Wizel, Ltd.                                                                     45,016    921,567
*   Gilat Satellite Networks, Ltd.                                                     200,464  1,662,735
*   Hadera Paper, Ltd.                                                                  15,956  1,128,402
    Hamlet Israel-Canada, Ltd.                                                          25,289    648,236
    Harel Insurance Investments & Financial Services, Ltd.                             636,496  5,257,475
    Hilan, Ltd.                                                                         60,701  1,411,523
    IDI Insurance Co., Ltd.                                                             33,039  2,388,041
#*  Industrial Buildings Corp., Ltd.                                                   608,720    978,841
    Inrom Construction Industries, Ltd.                                                290,531  1,438,132
*   Intec Pharma, Ltd.                                                                  34,643    215,276
*   Israel Discount Bank, Ltd. Class A                                               2,432,173  7,275,519
    Israel Land Development Co., Ltd. (The)                                             24,708    282,480
    Isras Investment Co., Ltd.                                                           2,644    357,359
*   Issta Lines, Ltd.                                                                    4,978    114,668
*   Jerusalem Oil Exploration                                                           50,465  3,128,224
#*  Kamada, Ltd.                                                                       160,188    889,083
*   Kenon Holdings, Ltd.                                                                56,082  1,675,461
    Kerur Holdings, Ltd.                                                                24,373    761,829
    Klil Industries, Ltd.                                                                5,219    517,334
    Maabarot Products, Ltd.                                                             22,937    294,365
    Magic Software Enterprises, Ltd.                                                   107,519    966,677
#   Matrix IT, Ltd.                                                                    207,149  2,458,251
    Maytronics, Ltd.                                                                   197,821  1,092,092
#*  Mazor Robotics, Ltd.                                                               228,777  7,517,622
    Mediterranean Towers, Ltd.                                                         165,998    380,320
    Mega Or Holdings, Ltd.                                                              48,341    757,652
    Meitav Dash Investments, Ltd.                                                       80,301    300,392
    Melisron, Ltd.                                                                      73,243  3,274,615
    Menora Mivtachim Holdings, Ltd.                                                    144,222  2,093,820
    Migdal Insurance & Financial Holding, Ltd.                                       2,192,100  2,630,578
    Minrav Holdings, Ltd.                                                                  178     22,936
#   Mivtach Shamir Holdings, Ltd.                                                       23,078    513,653
    Naphtha Israel Petroleum Corp., Ltd.                                               195,407  1,316,419
#   Nawi Brothers, Ltd.                                                                 64,301    372,038
    Neto ME Holdings, Ltd.                                                               8,856    812,011
*   Nova Measuring Instruments, Ltd.                                                   152,942  4,160,017
*   NR Spuntech Industries, Ltd.                                                        17,097     59,976

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ----------- ------------
ISRAEL -- (Continued)
    Oil Refineries, Ltd.                                                               6,971,961 $  3,302,108
*   Partner Communications Co., Ltd.                                                     628,933    3,561,746
    Paz Oil Co., Ltd.                                                                     33,847    5,830,472
*   Perion Network, Ltd.                                                                  16,455       17,066
*   Phoenix Holdings, Ltd. (The)                                                         356,371    2,235,763
    Plasson Industries, Ltd.                                                              18,179    1,024,260
#   Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                                  38,112    2,234,138
*   Redhill Biopharma, Ltd.                                                              155,702       97,061
    Scope Metals Group, Ltd.                                                              35,517    1,093,876
#   Shapir Engineering and Industry, Ltd.                                                417,649    1,707,507
#   Shikun & Binui, Ltd.                                                               1,180,819    2,884,971
    Shufersal, Ltd.                                                                      411,270    2,960,753
*   SodaStream International, Ltd.                                                         3,771      296,194
*   Space Communication, Ltd.                                                             17,611       99,825
    Strauss Group, Ltd.                                                                  179,343    4,042,855
    Summit Real Estate Holdings, Ltd.                                                    153,361    1,439,516
#*  Suny Cellular Communication, Ltd.                                                    280,473      187,865
#   Tadiran Holdings, Ltd.                                                                12,911      433,274
*   Tower Semiconductor, Ltd.                                                            388,679   13,546,330
#*  Union Bank of Israel                                                                 199,952    1,130,825
                                                                                                 ------------
TOTAL ISRAEL                                                                                      168,818,598
                                                                                                 ------------
ITALY -- (10.6%)
#*  A.S. Roma SpA                                                                        218,575      160,597
    A2A SpA                                                                           10,221,563   19,643,607
    ACEA SpA                                                                             328,226    6,336,032
#*  Aeffe SpA                                                                            227,820      653,789
#   Aeroporto Guglielmo Marconi Di Bologna SpA                                            33,307      653,157
    Amplifon SpA                                                                         523,142    9,302,946
    Anima Holding SpA                                                                  1,432,624   12,019,867
*   Ansaldo STS SpA                                                                      566,438    8,577,518
*   Arnoldo Mondadori Editore SpA                                                        863,225    2,410,884
    Ascopiave SpA                                                                        450,902    1,987,202
#   Astaldi SpA                                                                          309,909    1,058,534
    Autogrill SpA                                                                        738,453   10,282,594
    Autostrade Meridionali SpA                                                               982       37,162
    Azimut Holding SpA                                                                   599,714   13,658,135
    B&C Speakers SpA                                                                      12,267      171,009
#*  Banca Carige SpA                                                                 148,414,098    1,585,587
    Banca Finnat Euramerica SpA                                                          616,149      336,603
    Banca Generali SpA                                                                   339,615   12,721,013
    Banca IFIS SpA                                                                       143,766    6,840,944
    Banca Mediolanum SpA                                                               1,625,161   15,943,718
*   Banca Monte dei Paschi di Siena SpA                                                   19,884       93,324
    Banca Popolare di Sondrio SCPA                                                     2,447,701    9,887,032
#   Banca Profilo SpA                                                                  1,745,024      552,135
#   Banca Sistema SpA                                                                    263,662      769,672
#*  Banco BPM SpA                                                                      9,509,050   36,195,214
    Banco di Desio e della Brianza SpA                                                   228,444      658,495
    BasicNet SpA                                                                         184,584      858,737
#   BE                                                                                   431,349      537,626
    Biesse SpA                                                                            84,710    4,760,745

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
ITALY -- (Continued)
#   BPER Banca                                                                       2,948,138 $17,206,303
    Brembo SpA                                                                         870,524  14,059,292
#   Brunello Cucinelli SpA                                                             179,229   6,008,513
    Buzzi Unicem SpA                                                                   484,863  14,236,151
    Cairo Communication SpA                                                            446,088   2,061,017
*   Caltagirone Editore SpA                                                              6,277      10,991
*   Carraro SpA                                                                        162,374     840,806
#   Cembre SpA                                                                          37,981   1,105,316
    Cementir Holding SpA                                                               334,012   3,135,395
    Cerved Information Solutions SpA                                                 1,212,485  17,099,440
    CIR-Compagnie Industriali Riunite SpA                                            2,176,173   3,156,498
    Credito Emiliano SpA                                                               508,982   4,920,546
#*  Credito Valtellinese SpA                                                            72,604     968,142
#*  d'Amico International Shipping SA                                                1,300,549     420,772
    Danieli & C Officine Meccaniche SpA                                                 77,951   2,227,376
#   Datalogic SpA                                                                      117,161   4,668,454
#   De' Longhi SpA                                                                     287,319   9,665,771
    DeA Capital SpA                                                                    617,167   1,122,768
#   DiaSorin SpA                                                                       128,677  12,448,125
    Digital Bros SpA                                                                    21,727     294,140
    Ei Towers SpA                                                                      100,202   6,122,826
    El.En. SpA                                                                          37,123   1,363,920
*   Elica SpA                                                                           72,212     215,427
    Emak SpA                                                                           283,893     536,674
    Enav SpA                                                                           526,945   2,757,883
    ePrice SpA                                                                          99,656     338,768
    ERG SpA                                                                            403,269   8,357,278
#   Esprinet SpA                                                                       169,978     932,804
#*  Eurotech SpA                                                                        90,850     151,110
*   Exprivia SpA                                                                        97,125     187,811
    Falck Renewables SpA                                                               890,272   2,235,496
    Fila SpA                                                                            93,800   2,388,338
#*  Fincantieri SpA                                                                  3,372,028   6,029,623
    FinecoBank Banca Fineco SpA                                                      2,273,171  28,262,607
    FNM SpA                                                                            783,196     719,191
*   GEDI Gruppo Editoriale SpA                                                         927,122     734,749
#   Gefran SpA                                                                          37,987     500,209
#   Geox SpA                                                                           496,677   1,694,249
    Gruppo MutuiOnline SpA                                                             124,765   2,417,396
    Hera SpA                                                                         4,832,062  17,661,039
*   IMMSI SpA                                                                        1,202,186   1,123,033
    Industria Macchine Automatiche SpA                                                  83,089   7,270,918
    Infrastrutture Wireless Italiane SpA                                               972,624   7,029,111
#*  Intek Group SpA                                                                  1,768,514     669,049
    Interpump Group SpA                                                                418,191  15,076,655
    Iren SpA                                                                         3,714,391  12,018,870
#   Italgas SpA                                                                      3,115,681  19,250,657
    Italmobiliare SpA                                                                   40,178   1,227,250
    IVS Group SA                                                                        48,367     792,121
#*  Juventus Football Club SpA                                                       2,763,968   2,800,693
    La Doria SpA                                                                        68,280   1,302,898
#   Maire Tecnimont SpA                                                                772,032   4,023,340
#   MARR SpA                                                                           194,520   5,380,603

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
ITALY -- (Continued)
    Massimo Zanetti Beverage Group SpA                                                  51,697 $    489,785
#*  Mediaset SpA                                                                     4,201,139   16,721,842
    Moncler SpA                                                                        671,144   22,117,713
    Mondo TV SpA                                                                        89,356      672,967
    Nice SpA                                                                           136,266      608,445
*   Openjobmetis SpA agenzia per il lavoro                                              38,549      646,406
    OVS SpA                                                                            977,759    7,242,482
#   Panariagroup Industrie Ceramiche SpA                                                73,107      514,624
    Parmalat SpA                                                                       697,227    2,706,878
    Piaggio & C SpA                                                                  1,124,262    3,397,006
#*  Prelios SpA                                                                        127,326       18,268
#   Prima Industrie SpA                                                                 29,434    1,356,137
    Prysmian SpA                                                                       907,443   31,922,434
    RAI Way SpA                                                                        386,954    2,376,812
#   Reno de Medici SpA                                                                 840,050      673,455
    Reply SpA                                                                          109,860    7,136,748
#*  Retelit SpA                                                                        871,525    1,959,866
*   Rizzoli Corriere Della Sera Mediagroup SpA                                         644,744      957,842
    Sabaf SpA                                                                           41,323    1,012,617
    SAES Getters SpA                                                                    43,539    1,388,965
#*  Safilo Group SpA                                                                   176,776    1,043,541
#*  Saipem SpA                                                                       4,006,166   18,794,479
    Salini Impregilo SpA                                                             1,282,257    5,162,307
#   Salvatore Ferragamo SpA                                                            262,482    7,393,986
    Saras SpA                                                                        2,990,342    6,532,608
    Servizi Italia SpA                                                                  49,376      388,599
    Sesa SpA                                                                            34,121    1,135,702
#*  Snaitech SpA                                                                       538,898    1,038,954
    Societa Cattolica di Assicurazioni SC                                            1,092,502   13,592,413
    Societa Iniziative Autostradali e Servizi SpA                                      481,719    9,071,487
*   Sogefi SpA                                                                         323,297    1,615,717
    SOL SpA                                                                            165,521    2,117,798
    Tamburi Investment Partners SpA                                                    469,632    3,592,377
#   Technogym SpA                                                                      496,970    5,443,137
#*  Tiscali SpA                                                                      9,160,788      416,011
#   Tod's SpA                                                                           68,456    5,158,382
#*  Trevi Finanziaria Industriale SpA                                                  509,518      284,291
#   TXT e-solutions SpA                                                                 19,733      240,211
#   Unione di Banche Italiane SpA                                                    6,830,724   35,405,929
#   Unipol Gruppo SpA                                                                2,664,155   14,696,505
#   UnipolSai Assicurazioni SpA                                                      6,198,382   16,025,701
    Vittoria Assicurazioni SpA                                                         144,869    2,343,268
#*  Yoox Net-A-Porter Group SpA                                                        342,380   16,081,526
    Zignago Vetro SpA                                                                  156,379    1,578,366
                                                                                               ------------
TOTAL ITALY                                                                                     728,996,877
                                                                                               ------------
NETHERLANDS -- (6.0%)
    Aalberts Industries NV                                                             638,484   34,860,423
    Accell Group                                                                       150,045    4,340,683
    AFC Ajax NV                                                                         18,134      229,391
    AMG Advanced Metallurgical Group NV                                                179,772    9,613,119
    Amsterdam Commodities NV                                                           107,098    3,304,245

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
NETHERLANDS -- (Continued)
    APERAM SA                                                                          390,560 $ 23,226,972
    Arcadis NV                                                                         475,182   10,781,757
    ASM International NV                                                               339,707   24,447,053
    ASR Nederland NV                                                                    60,322    2,634,910
*   Basic-Fit NV                                                                        34,858      946,835
#   BE Semiconductor Industries NV                                                     239,610   23,059,356
#   Beter Bed Holding NV                                                               131,483    2,060,748
#   BinckBank NV                                                                       440,223    2,382,329
#   Boskalis Westminster                                                               627,709   25,047,978
    Brunel International NV                                                            138,299    2,707,282
    Corbion NV                                                                         398,317   13,021,585
#   Flow Traders                                                                        96,337    2,408,413
    ForFarmers NV                                                                       60,088      755,480
#*  Fugro NV                                                                           520,742    8,681,521
    Gemalto NV(B9MS8P5)                                                                306,999   18,937,204
    Gemalto NV(B011JK4)                                                                231,595   14,310,702
    GrandVision NV                                                                     128,265    2,987,169
#*  Heijmans NV                                                                        161,687    1,950,704
    Hunter Douglas NV                                                                   22,389    1,978,226
    IMCD Group NV                                                                      206,856   13,818,129
    Intertrust NV                                                                      134,937    2,474,208
    KAS Bank NV                                                                         90,402    1,161,864
    Kendrion NV                                                                         89,763    4,725,765
#   Koninklijke BAM Groep NV                                                         2,042,063    9,982,460
#   Koninklijke Vopak NV                                                               447,657   20,207,342
*   Lucas Bols NV                                                                       14,108      324,039
    Nederland Apparatenfabriek                                                          30,211    1,884,663
#*  OCI NV                                                                             521,247   13,232,955
#   Ordina NV                                                                          859,201    1,701,428
    Philips Lighting NV                                                                354,075   13,922,205
    PostNL NV                                                                        2,871,539   14,316,685
    Refresco Group NV                                                                  279,204    6,889,949
    SBM Offshore NV                                                                  1,217,053   22,730,566
#   SIF Holding NV                                                                      22,525      472,411
    Sligro Food Group NV                                                               164,297    8,565,669
*   Takeaway.com NV                                                                     10,618      642,996
*   Telegraaf Media Groep NV                                                           170,034    1,247,342
    TKH Group NV                                                                       258,617   17,192,239
#*  TomTom NV                                                                          971,261   10,574,231
    Van Lanschot Kempen NV                                                              63,711    2,161,773
    Wessanen                                                                           484,021   10,399,588
                                                                                               ------------
TOTAL NETHERLANDS                                                                               413,302,592
                                                                                               ------------
NORWAY -- (2.2%)
    ABG Sundal Collier Holding ASA                                                   1,986,744    1,601,058
    AF Gruppen ASA                                                                      30,195      487,439
*   Akastor ASA                                                                      1,070,994    2,169,804
#*  Aker Solutions ASA                                                                 837,596    4,830,180
    American Shipping Co. ASA                                                          252,744      754,137
*   Archer, Ltd.                                                                       584,367      799,189
    Arendals Fossekompani A.S.                                                              90       39,762
    Atea ASA                                                                           408,010    6,316,197

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
NORWAY -- (Continued)
    Austevoll Seafood ASA                                                               452,355 $ 3,553,849
#*  Avance Gas Holding, Ltd.                                                            358,569     972,885
#*  Axactor AB                                                                        7,012,165   2,527,297
    B2Holding ASA                                                                       172,141     441,931
    Bakkafrost P/F                                                                      172,320   7,022,348
    Bonheur ASA                                                                         140,320   1,716,245
    Borregaard ASA                                                                      524,093   4,678,844
#*  BW LPG, Ltd.                                                                        498,904   2,356,543
*   BW Offshore, Ltd.                                                                   845,823   4,217,158
*   DNO ASA                                                                           3,859,961   4,932,650
*   DOF ASA                                                                           1,898,644     160,007
    Ekornes ASA                                                                         129,482   1,960,518
    Entra ASA                                                                            85,178   1,287,410
    Europris ASA                                                                        472,161   2,111,360
#*  Fred Olsen Energy ASA                                                               247,595     702,778
#   Frontline, Ltd.                                                                     383,371   1,778,450
#*  Funcom NV                                                                         1,021,113     366,444
    Grieg Seafood ASA                                                                   283,304   2,503,467
#*  Hexagon Composites ASA                                                              433,619   1,432,503
#   Hoegh LNG Holdings, Ltd.                                                            277,724   2,166,694
*   Kongsberg Automotive ASA                                                          2,171,519   2,798,987
    Kongsberg Gruppen ASA                                                                92,672   1,888,376
*   Kvaerner ASA                                                                      1,605,790   3,421,624
#*  NEL ASA                                                                           3,765,869   1,489,819
#*  Next Biometrics Group A.S.                                                           18,457     113,061
#*  Nordic Nanovector ASA                                                               197,914   1,971,926
#*  Nordic Semiconductor ASA                                                            703,953   4,190,512
    Norway Royal Salmon ASA                                                              69,992   1,123,151
#*  Norwegian Air Shuttle ASA                                                           150,638   4,410,548
*   Norwegian Finans Holding ASA                                                         89,449   1,021,314
    Norwegian Property ASA                                                              693,287     980,233
#   Ocean Yield ASA                                                                     274,841   2,478,461
*   Odfjell Drilling, Ltd.                                                              257,241   1,212,730
    Odfjell SE Class A                                                                  134,257     535,937
    Olav Thon Eiendomsselskap ASA                                                       100,686   2,033,622
*   Otello Corp. ASA                                                                    578,820   1,812,632
#*  Petroleum Geo-Services ASA                                                        1,859,599   5,522,417
#*  PhotoCure ASA                                                                        80,730     263,678
#*  Prosafe SE                                                                          163,111     249,350
#   Protector Forsikring ASA                                                            366,464   4,446,769
*   Q-Free ASA                                                                          179,836     184,437
#*  REC Silicon ASA                                                                  13,725,666   2,050,232
    Sbanken ASA                                                                         282,133   2,906,452
    Scatec Solar ASA                                                                    368,087   2,157,885
    Selvaag Bolig ASA                                                                   238,344   1,051,854
#*  Sevan Marine ASA                                                                    124,800     248,346
    Solon Eiendom ASA                                                                     3,712      10,304
#*  Solstad Farstad ASA                                                                 287,823     201,402
#*  Songa Offshore                                                                      184,594   1,383,964
    SpareBank 1 SR-Bank ASA                                                             164,498   1,963,511
    Stolt-Nielsen, Ltd.                                                                 150,060   2,018,353
    TGS NOPEC Geophysical Co. ASA                                                       151,066   3,795,145
    Tomra Systems ASA                                                                   605,185  10,250,395

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
NORWAY -- (Continued)
    Treasure ASA                                                                        306,583 $    561,520
    Veidekke ASA                                                                        441,721    4,725,918
*   Wallenius Wilhelmsen Logistics                                                      182,338    1,517,942
    Wilh Wilhelmsen Holding ASA Class A                                                  68,304    2,255,087
#   XXL ASA                                                                             438,938    5,426,234
                                                                                                ------------
TOTAL NORWAY                                                                                     148,561,275
                                                                                                ------------
PORTUGAL -- (1.2%)
    Altri SGPS SA                                                                       574,741    3,473,848
#*  Banco Comercial Portugues SA Class R                                             67,440,721   26,927,390
#   CTT-Correios de Portugal SA                                                         894,043    3,825,054
    EDP Renovaveis SA                                                                   182,845    1,599,572
    Ibersol SGPS SA                                                                      30,601      454,278
    Mota-Engil SGPS SA                                                                  850,092    4,222,541
    Navigator Co. SA (The)                                                            1,987,069   11,156,843
    NOS SGPS SA                                                                       1,302,459    8,866,679
    Novabase SGPS SA                                                                     65,729      247,917
#   REN-Redes Energeticas Nacionais SGPS SA                                           1,964,904    6,125,025
    Semapa-Sociedade de Investimento e Gestao                                           146,901    3,354,504
    Sonae Capital SGPS SA                                                               789,547    1,032,304
    Sonae SGPS SA                                                                     5,843,514    9,391,041
    Teixeira Duarte SA                                                                  797,539      268,766
                                                                                                ------------
TOTAL PORTUGAL                                                                                    80,945,762
                                                                                                ------------
SPAIN -- (5.4%)
    Acciona SA                                                                          206,462   18,693,776
#   Acerinox SA                                                                       1,059,269   15,576,866
#*  Adveo Group International SA                                                        104,096      369,591
    Alantra Partners SA                                                                  34,314      635,268
#   Almirall SA                                                                         364,691    3,959,080
#*  Amper SA                                                                          4,762,732    1,069,308
    Applus Services SA                                                                  810,636   11,709,910
#   Atresmedia Corp. de Medios de Comunicacion SA                                       531,998    5,559,347
    Azkoyen SA                                                                           67,253      709,211
*   Baron de Ley                                                                         13,441    1,848,784
#   Bolsas y Mercados Espanoles SHMSF SA                                                460,862   15,719,471
    Cellnex Telecom SA                                                                  909,420   24,553,192
    Cia de Distribucion Integral Logista Holdings SA                                    261,258    6,385,406
    Cie Automotive SA                                                                   334,352   11,457,969
    Construcciones y Auxiliar de Ferrocarriles SA                                        93,875    4,369,109
#*  Deoleo SA                                                                         1,703,340      397,894
#   Distribuidora Internacional de Alimentacion SA                                    3,849,981   20,570,804
#*  Duro Felguera SA                                                                    489,623      234,676
    Ebro Foods SA                                                                       424,062   10,444,714
*   eDreams ODIGEO SA                                                                   383,245    2,516,765
    Elecnor SA                                                                          199,318    3,169,502
    Enagas SA                                                                           627,847   17,103,354
    Ence Energia y Celulosa SA                                                        1,118,132    7,181,498
    Ercros SA                                                                           815,730    3,006,287
    Euskaltel SA                                                                        470,855    4,092,182
    Faes Farma SA(B1PQHS6)                                                            1,695,449    6,167,635
    Faes Farma SA(BF5CRM6)                                                               57,143      207,872

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
SPAIN -- (Continued)
#   Fluidra SA                                                                         305,244 $  4,106,337
*   Fomento de Construcciones y Contratas SA                                           216,042    2,561,666
*   Global Dominion Access SA                                                           91,792      517,949
    Grupo Catalana Occidente SA                                                        236,121   11,048,708
*   Grupo Empresarial San Jose SA                                                      119,085      537,635
#*  Grupo Ezentis SA                                                                 1,244,292    1,014,514
    Iberpapel Gestion SA                                                                43,277    1,848,996
*   Indra Sistemas SA                                                                  780,864   11,491,089
    Inmobiliaria del Sur SA                                                              2,902       42,890
#   Laboratorios Farmaceuticos Rovi SA                                                  68,607    1,371,371
*   Liberbank SA                                                                     7,493,226    4,194,074
    Mediaset Espana Comunicacion SA                                                  1,104,946   12,495,554
    Melia Hotels International SA                                                      689,135    9,738,678
    Miquel y Costas & Miquel SA                                                         83,972    3,520,351
    NH Hotel Group SA                                                                1,501,179   11,413,939
*   Obrascon Huarte Lain SA                                                            926,681    5,720,875
    Papeles y Cartones de Europa SA                                                    320,535    4,791,385
    Parques Reunidos Servicios Centrales SAU                                            26,264      457,790
*   Pharma Mar SA                                                                    1,078,930    2,311,253
    Prim SA                                                                             39,424      511,961
#*  Promotora de Informaciones SA Class A                                              298,282      598,182
#   Prosegur Cia de Seguridad SA                                                     1,674,504   13,921,280
#*  Quabit Inmobiliaria SA                                                             409,247    1,102,084
*   Realia Business SA                                                               1,202,899    1,684,059
#   Sacyr SA                                                                         2,839,770    9,268,320
    Saeta Yield SA                                                                     243,660    3,396,468
#*  Solaria Energia y Medio Ambiente SA                                                340,345      991,148
#   Talgo SA                                                                           508,464    2,951,114
#   Tecnicas Reunidas SA                                                               189,544    6,462,129
*   Telepizza Group SA                                                                  52,941      322,586
#*  Tubacex SA                                                                         752,478    3,222,766
#*  Tubos Reunidos SA                                                                  785,848      769,375
    Vidrala SA                                                                          90,137    9,151,591
    Viscofan SA                                                                        253,933   17,759,949
*   Vocento SA                                                                         296,869      527,053
    Zardoya Otis SA                                                                  1,019,665   11,650,207
                                                                                               ------------
TOTAL SPAIN                                                                                     371,184,797
                                                                                               ------------
SWEDEN -- (7.0%)
    AAK AB                                                                             120,395   11,198,291
*   AcadeMedia AB                                                                       62,729      507,409
    Acando AB                                                                          816,343    3,153,573
    AddLife AB                                                                          71,920    1,660,983
    AddNode Group AB                                                                    32,865      331,661
    AddTech AB Class B                                                                 300,287    7,405,078
    AF AB Class B                                                                      573,975   13,771,088
#   Alimak Group AB                                                                    119,972    2,020,580
#*  Anoto Group AB                                                                     313,692      170,716
*   Arise AB                                                                            36,861       62,731
#   Atrium Ljungberg AB Class B                                                        151,809    2,507,856
    Attendo AB                                                                         281,842    2,976,517
#   Avanza Bank Holding AB                                                             133,985    7,526,616

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
SWEDEN -- (Continued)
*   BE Group AB                                                                         22,326 $   167,064
    Beijer Alma AB                                                                     124,821   4,062,871
*   Beijer Electronics Group AB                                                         80,992     311,590
    Beijer Ref AB                                                                       82,005   3,559,936
    Bergman & Beving AB                                                                144,190   1,520,442
#   Besqab AB                                                                           15,337     222,121
#   Betsson AB                                                                         687,069   5,573,634
    Bilia AB Class A                                                                   628,332   6,044,179
    BillerudKorsnas AB                                                                  76,671   1,180,505
    BioGaia AB Class B                                                                  97,406   3,849,994
#*  BioInvent International AB                                                         517,329     143,378
    Biotage AB                                                                         305,541   3,381,581
#   Bjorn Borg AB                                                                       99,769     343,087
#   Bonava AB                                                                           12,135     173,670
    Bonava AB Class B                                                                  392,937   5,605,645
    Bravida Holding AB                                                                 214,847   1,529,854
#   Bufab AB                                                                           179,140   2,391,212
    Bulten AB                                                                          101,841   1,544,316
    Bure Equity AB                                                                     361,889   4,532,433
#   Byggmax Group AB                                                                   372,728   2,287,837
#   Capio AB                                                                           168,490     957,889
    Catena AB                                                                           96,395   1,955,046
#   Cavotec SA                                                                          53,001     173,838
    Clas Ohlson AB Class B                                                             213,059   2,952,522
    Cloetta AB Class B                                                               1,509,438   6,233,184
#*  CLX Communications AB                                                               22,604     195,292
*   Collector AB                                                                       103,094   1,085,231
    Com Hem Holding AB                                                                 807,301  14,029,860
    Concentric AB                                                                      370,121   7,242,679
    Concordia Maritime AB Class B                                                      100,760     146,509
    Coor Service Management Holding AB                                                  90,045     757,269
    Corem Property Group AB Class A                                                     12,441      13,840
*   Corem Property Group AB Class B                                                    124,410     134,674
#   Dedicare AB Class B                                                                 20,550     281,986
    Dios Fastigheter AB                                                                645,528   4,569,596
    Dometic Group AB                                                                   245,388   2,655,718
    Doro AB                                                                            155,569     743,082
    Duni AB                                                                            215,861   3,254,474
    Dustin Group AB                                                                    261,843   2,579,827
    Eastnine AB                                                                        109,780   1,245,019
#   Elanders AB Class B                                                                 43,142     445,838
#*  Eltel AB                                                                           192,132     695,633
    Enea AB                                                                             69,375     686,829
#   eWork Group AB                                                                      28,929     397,966
    Fabege AB                                                                          666,527  14,593,692
#   Fagerhult AB                                                                       207,289   2,583,209
    Fenix Outdoor International AG                                                      13,493   1,724,450
#*  Fingerprint Cards AB Class B                                                       634,700     980,576
    Granges AB                                                                         490,177   5,158,135
    Gunnebo AB                                                                         208,485     963,065
*   Haldex AB                                                                          218,762   2,528,176
    Heba Fastighets AB Class B                                                          42,848     596,750
    Hemfosa Fastigheter AB                                                             896,920  12,329,514

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
SWEDEN -- (Continued)
    Hexpol AB                                                                          319,729 $ 3,433,071
    HIQ International AB                                                               278,263   2,414,178
    HMS Networks AB                                                                     58,849     970,220
#   Hoist Finance AB                                                                   234,268   2,857,872
    Holmen AB Class B                                                                  207,170  10,913,644
    Hufvudstaden AB Class A                                                             65,485   1,053,931
    Indutrade AB                                                                       442,678  13,652,649
    Inwido AB                                                                          344,615   3,571,484
#   ITAB Shop Concept AB Class B                                                       121,363     698,942
    JM AB                                                                              381,548   8,606,353
    KappAhl AB                                                                         429,144   1,823,806
#   Karo Pharma AB                                                                     616,390   2,848,504
#   Kindred Group P.L.C.                                                             1,251,492  20,897,431
    Klovern AB Class B                                                               3,396,532   4,508,638
    KNOW IT AB                                                                         108,281   2,286,922
    Kungsleden AB                                                                    1,116,586   7,909,736
    Lagercrantz Group AB Class B                                                       356,739   3,757,878
    Lifco AB Class B                                                                    54,552   2,197,980
    Lindab International AB                                                            485,412   4,278,943
    Loomis AB Class B                                                                  390,991  15,632,791
#*  Medivir AB Class B                                                                 169,635     933,606
#   Mekonomen AB                                                                       150,926   2,759,819
    Modern Times Group MTG AB Class B                                                  314,159  14,409,765
*   Momentum Group AB Class B                                                          163,745   2,250,167
    MQ Holding AB                                                                      212,980     647,995
#   Mycronic AB                                                                        464,036   5,240,306
    NCC AB Class B                                                                     500,321   9,919,103
    Nederman Holding AB                                                                  7,097     231,173
#*  Net Insight AB Class B                                                             735,492     454,371
#   NetEnt AB                                                                          939,633   5,337,267
    New Wave Group AB Class B                                                          321,397   2,262,602
    Nobia AB                                                                           740,155   5,979,802
    Nobina AB                                                                          534,930   3,790,023
    Nolato AB Class B                                                                  171,585  11,544,501
    Nordax Group AB                                                                    189,970   1,266,987
    Nordic Waterproofing Holding A.S.                                                   23,423     220,058
    NP3 Fastigheter AB                                                                  88,436     657,691
    OEM International AB Class B                                                        45,649   1,095,064
#   Opus Group AB                                                                    1,383,885   1,132,760
#*  Orexo AB                                                                            48,880     263,684
    Oriflame Holding AG                                                                237,287  10,626,779
    Pandox AB                                                                           66,703   1,253,227
    Peab AB                                                                            763,413   6,549,487
    Platzer Fastigheter Holding AB Class B                                              45,627     300,192
    Pricer AB Class B                                                                  832,220     959,660
    Proact IT Group AB                                                                  50,363   1,105,941
    Probi AB                                                                               531      21,580
#*  Qliro Group AB                                                                     795,678   1,637,762
#   Ratos AB Class B                                                                 1,481,561   6,976,749
#*  RaySearch Laboratories AB                                                          129,144   2,575,766
#   Recipharm AB Class B                                                               189,826   2,307,548
    Resurs Holding AB                                                                   70,289     521,401
#   Rottneros AB                                                                       484,842     428,470

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
SWEDEN -- (Continued)
    Saab AB Class B                                                                      4,569 $    218,877
    Sagax AB Class B                                                                   146,593    1,861,159
#*  SAS AB                                                                             937,161    2,270,129
    Scandi Standard AB                                                                 286,069    2,290,993
    Scandic Hotels Group AB                                                            195,433    2,162,376
    Sectra AB Class B                                                                   75,781    1,823,221
    Semcon AB                                                                          103,281      627,238
#*  Sensys Gatso Group AB                                                            1,504,152      244,107
    SkiStar AB                                                                         146,905    2,999,308
    Sweco AB Class B                                                                   325,168    7,340,632
    Swedol AB Class B                                                                  206,900      758,073
#   Systemair AB                                                                        82,924    1,243,299
    Thule Group AB                                                                     441,894   10,058,494
#*  Tobii AB                                                                           141,937      627,698
    Troax Group AB                                                                      21,252      764,860
    VBG Group AB Class B                                                                19,609      350,128
#   Victoria Park AB Class B                                                           646,480    2,465,399
    Vitrolife AB                                                                        71,728    6,278,364
#   Wallenstam AB Class B                                                              966,068    9,147,204
    Wihlborgs Fastigheter AB                                                           413,198   10,056,166
                                                                                               ------------
TOTAL SWEDEN                                                                                    480,173,820
                                                                                               ------------
SWITZERLAND -- (11.0%)
    Allreal Holding AG                                                                  75,444   13,126,273
*   Alpiq Holding AG                                                                     6,898      539,533
    ALSO Holding AG                                                                     30,826    4,541,768
    ams AG                                                                             316,689   29,263,687
    APG SGA SA                                                                           7,581    3,737,611
#*  Arbonia AG                                                                         241,026    4,304,788
#   Aryzta AG                                                                          543,826   14,641,082
    Ascom Holding AG                                                                   208,330    5,389,594
    Autoneum Holding AG                                                                 16,384    5,417,745
    Bachem Holding AG Class B                                                           23,995    3,629,815
    Baloise Holding AG                                                                   1,229      201,067
    Bank Cler AG                                                                        30,941    1,462,437
    Banque Cantonale de Geneve                                                           8,576    1,551,668
    Banque Cantonale du Jura SA                                                          4,442      274,239
    Banque Cantonale Vaudoise                                                           11,753    9,885,989
    Belimo Holding AG                                                                    2,185   10,243,184
    Bell Food Group AG                                                                   5,541    2,661,787
    Bellevue Group AG                                                                   53,293    1,505,652
#   Berner Kantonalbank AG                                                              24,924    4,965,317
    BFW Liegenschaften AG                                                                2,017       93,053
    BKW AG                                                                              70,802    4,527,825
    Bobst Group SA                                                                      49,730    6,521,201
    Bossard Holding AG Class A                                                          33,475    8,645,547
    Bucher Industries AG                                                                39,089   17,910,034
#   Burckhardt Compression Holding AG                                                   17,337    6,444,362
    Burkhalter Holding AG                                                               20,988    2,708,852
    Calida Holding AG                                                                   25,084      971,027
    Carlo Gavazzi Holding AG                                                             2,062      754,150
    Cembra Money Bank AG                                                               163,046   16,083,846

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
SWITZERLAND -- (Continued)
    Cham Paper Holding AG                                                                2,126 $ 1,015,720
*   Cicor Technologies, Ltd.                                                            11,032     921,933
    Cie Financiere Tradition SA                                                          9,836   1,078,200
    Coltene Holding AG                                                                  20,595   2,153,856
    Conzzeta AG                                                                          7,700   9,374,496
    Daetwyler Holding AG                                                                39,273   8,338,794
#   DKSH Holding AG                                                                    160,246  14,983,986
    dormakaba Holding AG                                                                16,814  15,470,384
*   Dottikon Es Holding AG                                                                 143     121,313
    Edmond de Rothschild Suisse SA                                                           3      57,348
    EFG International AG                                                               517,605   5,819,719
    Emmi AG                                                                             12,679   9,613,771
    Energiedienst Holding AG                                                            70,516   1,971,554
#*  Evolva Holding SA                                                                2,861,687     971,722
    Feintool International Holding AG                                                    9,137   1,267,357
    Flughafen Zurich AG                                                                 52,318  13,328,577
    Forbo Holding AG                                                                     6,853  11,588,720
    GAM Holding AG                                                                   1,035,728  19,454,131
    Georg Fischer AG                                                                    24,221  35,063,563
    Gurit Holding AG                                                                     2,373   2,654,595
    Helvetia Holding AG                                                                 40,850  24,336,832
    Hiag Immobilien Holding AG                                                           8,557   1,132,939
#   HOCHDORF Holding AG                                                                  5,925   1,929,901
    Huber & Suhner AG                                                                   72,236   4,212,545
*   Idorsia, Ltd.                                                                       31,628     979,885
    Implenia AG                                                                         85,074   6,171,610
    Inficon Holding AG                                                                   9,382   5,871,038
    Interroll Holding AG                                                                 3,223   5,330,913
    Intershop Holding AG                                                                 8,751   4,609,020
    Investis Holding SA                                                                    426      28,375
#   Jungfraubahn Holding AG                                                              6,679     989,864
    Kardex AG                                                                           35,722   4,859,162
    Komax Holding AG                                                                    19,969   6,886,714
#   Kudelski SA                                                                        197,997   2,489,209
#*  Lastminute.com NV                                                                   15,007     252,843
    LEM Holding SA                                                                       3,773   6,777,125
    Liechtensteinische Landesbank AG                                                    39,990   2,208,735
    Logitech International SA                                                          611,334  25,638,662
    Luzerner Kantonalbank AG                                                            17,051   9,067,022
    MCH Group AG                                                                         4,718     330,393
    Metall Zug AG Class B                                                                  903   3,624,285
*   Meyer Burger Technology AG                                                       2,370,456   4,821,659
#   Mobilezone Holding AG                                                              133,170   1,719,894
    Mobimo Holding AG                                                                   36,139  10,109,843
    OC Oerlikon Corp. AG                                                             1,191,830  21,264,912
*   Orascom Development Holding AG                                                      68,977   1,239,373
#   Orell Fuessli Holding AG                                                             5,028     610,417
    Orior AG                                                                            30,879   2,504,726
    Panalpina Welttransport Holding AG                                                  61,671  10,205,101
    Phoenix Mecano AG                                                                    3,453   2,367,172
    Plazza AG Class A                                                                    6,297   1,528,220
    PSP Swiss Property AG                                                              233,622  22,973,628
    Rieter Holding AG                                                                   18,281   4,881,799

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES      VALUE++
                                                                                     --------- --------------
SWITZERLAND -- (Continued)
    Romande Energie Holding SA                                                           2,625 $    3,524,315
#   Schaffner Holding AG                                                                 2,950        998,811
*   Schmolz + Bickenbach AG                                                          3,110,491      2,671,115
    Schweiter Technologies AG                                                            5,758      7,203,006
    SFS Group AG                                                                        80,292     10,089,175
    Siegfried Holding AG                                                                21,530      7,705,827
    St Galler Kantonalbank AG                                                           12,080      6,774,700
    Sulzer AG                                                                          106,641     15,155,425
    Sunrise Communications Group AG                                                    191,584     18,013,409
    Swiss Prime Site AG                                                                100,539      9,733,426
    Swissquote Group Holding SA                                                         51,118      2,526,413
    Tamedia AG                                                                          14,581      2,177,801
    Tecan Group AG                                                                      52,044     11,520,004
    Temenos Group AG                                                                   307,521     42,498,316
    Thurgauer Kantonalbank                                                               3,026        344,466
*   Tornos Holding AG                                                                    4,407         40,047
    u-blox Holding AG                                                                   30,554      6,406,039
    Valiant Holding AG                                                                 102,228     12,347,737
    Valora Holding AG                                                                   18,932      6,967,144
    VAT Group AG                                                                        67,329     10,756,252
    Vaudoise Assurances Holding SA                                                       5,858      3,318,596
    Vetropack Holding AG                                                                 1,168      2,347,448
#*  Von Roll Holding AG                                                                319,601        490,388
    Vontobel Holding AG                                                                147,177     10,633,222
    VP Bank AG                                                                          15,942      2,541,249
    VZ Holding AG                                                                       13,434      4,533,173
    Walliser Kantonalbank                                                               18,116      1,984,630
#   Walter Meier AG                                                                     22,913      1,041,873
#   Ypsomed Holding AG                                                                  16,382      3,067,861
    Zehnder Group AG                                                                    63,176      2,927,406
    Zug Estates Holding AG Class B                                                       1,035      1,968,021
    Zuger Kantonalbank AG                                                                  675      4,103,223
                                                                                               --------------
TOTAL SWITZERLAND                                                                                 755,617,206
                                                                                               --------------
UNITED KINGDOM -- (0.1%)
*   Rhi Magnesita NV                                                                   159,105     10,283,293
                                                                                               --------------
TOTAL COMMON STOCKS                                                                             6,390,498,092
                                                                                               --------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG                                                                          89,937      2,818,677
    Draegerwerk AG & Co. KGaA                                                           40,848      3,982,180
#   Fuchs Petrolub SE                                                                  187,498     10,263,335
    Jungheinrich AG                                                                    245,511     12,141,378
    Sartorius AG                                                                        97,214     11,634,695
    Sixt SE                                                                             81,009      5,755,477
    STO SE & Co. KGaA                                                                    8,346      1,327,330
    Villeroy & Boch AG                                                                  43,697      1,032,507
                                                                                               --------------
TOTAL GERMANY                                                                                      48,955,579
                                                                                               --------------
TOTAL PREFERRED STOCKS                                                                             48,955,579
                                                                                               --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         SHARES      VALUE++
                                                                                       ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                                                        254,689 $           --
                                                                                                  --------------
FRANCE -- (0.0%)
#*    CGG SA Rights 02/02/18                                                               97,011        103,582
*     CGG SA Warrants 02/21/22                                                             97,011             --
*     Maurel et prom Rights 12/31/00                                                      844,597             --
                                                                                                  --------------
TOTAL FRANCE                                                                                             103,582
                                                                                                  --------------
ISRAEL -- (0.0%)
*     AIrport City, Ltd. Rights 10/30/17                                                        1              5
                                                                                                  --------------
SPAIN -- (0.0%)
#*    Amper SA Rights 02/05/18                                                          4,762,732         59,132
#*    Promotora de Informaciones SA Rights 02/19/18                                       298,282        833,247
#*    Sacyr SA Rights 02/12/18                                                          2,839,770        192,151
                                                                                                  --------------
TOTAL SPAIN                                                                                            1,084,530
                                                                                                  --------------
TOTAL RIGHTS/WARRANTS                                                                                  1,188,117
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES                                                                        6,440,641,788
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@  DFA Short Term Investment Fund                                                   38,033,525    440,085,915
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,685,444,690)^^                                             $6,880,727,703
                                                                                                  ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria                              -- $  219,170,151   --    $  219,170,151
   Belgium                     $ 7,428,397    296,729,360   --       304,157,757
   Denmark                              --    323,999,150   --       323,999,150
   Finland                              --    429,606,987   --       429,606,987
   France                               --    879,837,996   --       879,837,996
   Germany                         945,128    995,462,182   --       996,407,310
   Ireland                              --     79,434,521   --        79,434,521
   Israel                               --    168,818,598   --       168,818,598
   Italy                                --    728,996,877   --       728,996,877
   Netherlands                  14,310,702    398,991,890   --       413,302,592
   Norway                               --    148,561,275   --       148,561,275
   Portugal                             --     80,945,762   --        80,945,762
   Spain                           207,872    370,976,925   --       371,184,797
   Sweden                          134,674    480,039,146   --       480,173,820
   Switzerland                          --    755,617,206   --       755,617,206
   United Kingdom                       --     10,283,293   --        10,283,293
Preferred Stocks
   Germany                              --     48,955,579   --        48,955,579
Rights/Warrants
   France                               --        103,582   --           103,582
   Israel                               --              5   --                 5
   Spain                                --      1,084,530   --         1,084,530
Securities Lending Collateral           --    440,085,915   --       440,085,915
                               ----------- --------------   --    --------------
TOTAL                          $23,026,773 $6,857,700,930   --    $6,880,727,703
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                     SHARES    VALUE++
                                                                                     ------- ------------
COMMON STOCKS -- (85.1%)
Consumer Discretionary -- (7.0%)
    Aimia, Inc.                                                                      887,117 $  2,675,776
*   Aritzia, Inc.                                                                     52,500      568,537
    AutoCanada, Inc.                                                                 178,738    3,342,255
    BMTC Group, Inc.                                                                  19,681      271,534
    BRP, Inc.                                                                        121,951    5,042,624
    Cara Operations, Ltd.                                                             75,977    1,664,082
#   Cineplex, Inc.                                                                   293,783    7,504,603
    Cogeco Communications, Inc.                                                        4,363      270,293
    Cogeco, Inc.                                                                      38,868    2,371,264
#   Corus Entertainment, Inc. Class B                                                729,712    5,007,129
#   DHX Media, Ltd.(BRF12N3)                                                         363,010    1,419,576
    DHX Media, Ltd.(BRF12P5)                                                         479,925    1,884,583
    Dorel Industries, Inc. Class B                                                   193,780    4,858,679
#   Enercare, Inc.                                                                   592,559    9,548,390
#   Gamehost, Inc.                                                                    64,073      524,826
*   Glacier Media, Inc.                                                              171,625      100,463
#   goeasy, Ltd.                                                                      57,633    1,790,371
*   Great Canadian Gaming Corp.                                                      333,138    9,912,887
#   Hudson's Bay Co.                                                                 450,386    3,907,007
    Imvescor Restaurant Group, Inc.                                                  108,000      359,122
*   Indigo Books & Music, Inc.                                                         3,302       48,322
*   Intertain Group, Ltd.                                                             31,134      353,105
    Leon's Furniture, Ltd.                                                           140,375    2,008,618
    Martinrea International, Inc.                                                    564,348    6,602,413
    MTY Food Group, Inc.                                                             104,963    4,523,649
#   Pizza Pizza Royalty Corp.                                                        164,812    1,938,886
    Pollard Banknote, Ltd.                                                             3,100       49,524
    Reitmans Canada, Ltd. Class A                                                    263,612      936,573
    Sleep Country Canada Holdings, Inc.                                              199,800    5,315,005
*   Spin Master Corp.                                                                  4,000      172,455
*   Stars Group, Inc. (The)                                                          292,985    7,443,725
    Torstar Corp. Class B                                                            393,289      517,990
*   TVA Group, Inc. Class B                                                            7,000       22,195
    Uni-Select, Inc.                                                                 258,031    5,703,954
#*  Yellow Pages, Ltd.                                                               225,725    1,413,075
    Zenith Capital Corp.                                                             111,820        7,364
                                                                                             ------------
Total Consumer Discretionary                                                                  100,080,854
                                                                                             ------------
Consumer Staples -- (4.3%)
#   AGT Food & Ingredients, Inc.                                                     151,923    2,576,515
    Andrew Peller, Ltd. Class A                                                       91,400    1,139,899
    Clearwater Seafoods, Inc.                                                        102,257      585,276
#*  Colabor Group, Inc.                                                               67,800       39,137
    Corby Spirit and Wine, Ltd.                                                       73,867    1,344,019
    Cott Corp.(2228941)                                                               96,682    1,610,722
    Cott Corp.(2228952)                                                              877,270   14,635,431
    High Liner Foods, Inc.                                                           100,091    1,123,786
    Jean Coutu Group PJC, Inc. (The) Class A                                         416,076    8,199,742
    KP Tissue, Inc.                                                                    9,700      105,754
    Lassonde Industries, Inc. Class A                                                  5,900    1,213,577
#   Liquor Stores N.A., Ltd.                                                         226,411    2,282,517

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Consumer Staples -- (Continued)
*   Neptune Technologies & Bioressources, Inc.                                          22,102 $    74,572
    North West Co., Inc. (The)                                                         327,936   7,769,150
    Premium Brands Holdings Corp.                                                      150,162  13,062,873
    Rogers Sugar, Inc.                                                                 575,336   2,923,455
#*  SunOpta, Inc.                                                                      388,350   2,873,159
                                                                                               -----------
Total Consumer Staples                                                                          61,559,584
                                                                                               -----------
Energy -- (18.0%)
*   Advantage Oil & Gas, Ltd.                                                        1,154,775   3,708,424
#*  Africa Oil Corp.                                                                 1,107,099   1,341,120
    AKITA Drilling, Ltd. Class A                                                        40,600     255,813
#*  Athabasca Oil Corp.                                                              3,163,297   2,803,247
#*  Baytex Energy Corp.                                                              1,635,206   4,985,384
#*  Bellatrix Exploration, Ltd.                                                        325,319     412,599
#   Birchcliff Energy, Ltd.                                                          1,221,735   3,387,087
*   BlackPearl Resources, Inc.                                                       1,556,701   1,518,733
#   Bonavista Energy Corp.                                                           1,499,841   2,097,339
#   Bonterra Energy Corp.                                                              155,295   1,744,859
#*  Calfrac Well Services, Ltd.                                                        874,615   4,913,488
#*  Canacol Energy, Ltd.                                                               921,342   3,205,969
#   Cardinal Energy, Ltd.                                                              590,748   2,185,286
*   Cathedral Energy Services, Ltd.                                                     18,900      24,124
#   CES Energy Solutions Corp.                                                       1,162,793   5,624,893
#*  Chinook Energy, Inc.                                                               496,199      74,632
#   Cona Resources, Ltd.                                                               195,900     320,129
*   Crew Energy, Inc.                                                                1,228,076   2,246,481
#*  Delphi Energy Corp.                                                              1,076,339     866,322
#*  Denison Mines Corp.                                                              3,346,331   1,713,974
    Enerflex, Ltd.                                                                     567,158   6,745,953
#*  Energy Fuels, Inc.                                                                 397,690     640,184
    Enerplus Corp.                                                                   1,406,475  15,974,354
    Ensign Energy Services, Inc.                                                       823,827   4,929,566
*   Epsilon Energy, Ltd.                                                               312,073     664,741
#*  Essential Energy Services Trust                                                  1,034,741     614,115
#*  Fission Uranium Corp.                                                            1,517,500     900,630
#   Freehold Royalties, Ltd.                                                           552,172   6,033,489
*   Frontera Energy Corp.                                                               32,100   1,153,512
*   GASFRAC Energy Services, Inc.                                                       91,560           1
*   Gear Energy, Ltd.                                                                  627,500     454,045
#   Gibson Energy, Inc.                                                                773,839  11,173,480
*   Gran Tierra Energy, Inc.                                                         2,720,150   7,519,114
#   Granite Oil Corp.                                                                  214,508     416,808
    High Arctic Energy Services, Inc.                                                   44,700     143,912
#*  Iron Bridge Resources, Inc.                                                      1,197,822     559,957
*   Kelt Exploration, Ltd.                                                           1,174,340   7,198,800
*   Manitok Energy, Inc.                                                                13,292         324
#*  MEG Energy Corp.                                                                 1,516,583   6,855,448
    Mullen Group, Ltd.                                                                 607,881   7,432,951
#*  Newalta Corp.                                                                      579,398     555,845
    North American Energy Partners, Inc.                                               152,834     739,319
*   NuVista Energy, Ltd.                                                             1,310,626   9,270,281
#*  Obsidian Energy, Ltd.                                                            3,864,779   4,021,884

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Energy -- (Continued)
#*  Painted Pony Energy, Ltd.                                                          540,861 $  1,028,955
*   Paramount Resources, Ltd. Class A                                                  499,113    7,304,096
*   Parex Resources, Inc.                                                              873,302   13,042,730
    Parkland Fuel Corp.                                                                542,825   12,732,115
    Pason Systems, Inc.                                                                414,418    6,192,685
#*  Pengrowth Energy Corp.                                                           3,142,869    2,478,523
*   Perpetual Energy, Inc.                                                              41,575       25,351
*   Petrus Resources, Ltd.                                                              19,582       22,288
#   Peyto Exploration & Development Corp.                                              501,965    4,578,900
*   PHX Energy Services Corp.                                                          279,174      544,730
#*  Pine Cliff Energy, Ltd.                                                            496,700      135,280
#*  Precision Drilling Corp.                                                         1,787,609    6,481,899
#   Pulse Seismic, Inc.                                                                308,039      798,898
#*  Questerre Energy Corp. Class A                                                     793,960      600,311
*   Raging River Exploration, Inc.                                                   1,093,351    6,622,330
#   Secure Energy Services, Inc.                                                     1,017,016    7,358,896
    ShawCor, Ltd.                                                                      297,775    6,720,515
*   Spartan Energy Corp.                                                               963,572    4,880,530
*   Strad Energy Services, Ltd.                                                         19,447       25,455
#   Surge Energy, Inc.                                                               1,856,256    2,912,662
*   Tamarack Valley Energy, Ltd.                                                       751,883    1,736,055
#   TORC Oil & Gas, Ltd.                                                               912,512    5,044,782
    Total Energy Services, Inc.                                                        275,579    3,069,460
*   TransGlobe Energy Corp.                                                            516,845      764,763
#*  Trican Well Service, Ltd.                                                        1,986,840    6,218,971
#*  Trinidad Drilling, Ltd.                                                          1,521,084    2,176,510
#*  Western Energy Services Corp.                                                      548,797      571,106
#   Whitecap Resources, Inc.                                                         1,636,843   11,963,592
*   Xtreme Drilling Corp.                                                               99,561      180,505
*   Yangarra Resources, Ltd.                                                           413,900    1,591,664
    ZCL Composites, Inc.                                                               176,127    1,619,509
                                                                                               ------------
Total Energy                                                                                    256,852,682
                                                                                               ------------
Financials -- (7.6%)
    AGF Management, Ltd. Class B                                                       469,735    2,894,790
#   Alaris Royalty Corp.                                                               275,345    4,255,535
#   Callidus Capital Corp.                                                              79,720      645,538
    Canaccord Genuity Group, Inc.                                                      810,365    4,269,240
#   Canadian Western Bank                                                              545,380   17,159,517
#   Chesswood Group, Ltd.                                                               77,042      720,311
    Clairvest Group, Inc.                                                                1,900       67,968
    E-L Financial Corp., Ltd.                                                            4,978    3,237,764
#*  Echelon Financial Holdings, Inc.                                                    14,650      146,024
    ECN Capital Corp.                                                                2,243,908    6,804,697
    Element Fleet Management Corp.                                                     332,700    2,245,049
#   Equitable Group, Inc.                                                               73,124    3,990,311
    Fiera Capital Corp.                                                                267,337    2,812,472
    Firm Capital Mortgage Investment Corp.                                             156,618    1,637,486
#   First National Financial Corp.                                                      95,537    2,216,769
#   Genworth MI Canada, Inc.                                                           322,580   11,077,869
#   Gluskin Sheff + Associates, Inc.                                                   205,396    2,643,430
#*  GMP Capital, Inc.                                                                  315,787    1,055,191

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Financials -- (Continued)
    Guardian Capital Group, Ltd. Class A                                                50,364 $  1,075,251
#   Home Capital Group, Inc.                                                           476,446    6,623,761
*   Kingsway Financial Services, Inc.                                                   13,070       74,702
#   Laurentian Bank of Canada                                                          267,759   11,581,121
#   Sprott, Inc.                                                                     1,478,288    3,461,356
#*  Street Capital Group, Inc.                                                         120,227       98,723
    Timbercreek Financial Corp.                                                        352,600    2,654,533
    TMX Group, Ltd.                                                                    218,158   13,722,670
*   Trisura Group, Ltd.                                                                 14,111      288,186
                                                                                               ------------
Total Financials                                                                                107,460,264
                                                                                               ------------
Health Care -- (1.3%)
#*  CRH Medical Corp.                                                                  470,396    1,411,188
#   Extendicare, Inc.                                                                  577,071    4,086,413
*   Knight Therapeutics, Inc.                                                          733,325    4,531,114
#   Medical Facilities Corp.                                                           188,969    2,362,881
#*  Novelion Therapeutics, Inc.                                                         33,249      173,227
#   Sienna Senior Living, Inc.                                                         300,715    4,327,362
#*  Theratechnologies, Inc.                                                            299,501    1,935,799
                                                                                               ------------
Total Health Care                                                                                18,827,984
                                                                                               ------------
Industrials -- (10.3%)
    Aecon Group, Inc.                                                                  432,401    6,999,271
#   Ag Growth International, Inc.                                                      101,458    4,689,339
    Algoma Central Corp.                                                                38,390      482,840
*   ATS Automation Tooling Systems, Inc.                                               526,630    7,124,490
#   Badger Daylighting, Ltd.                                                           235,081    4,831,583
#   Bird Construction, Inc.                                                            276,844    2,102,214
#   Black Diamond Group, Ltd.                                                          335,792      723,454
    Calian Group, Ltd.                                                                  30,255      764,738
    CanWel Building Materials Group, Ltd.                                              508,922    2,772,177
    Cargojet, Inc.                                                                      16,249      813,243
    Cervus Equipment Corp.                                                              44,297      523,641
#*  DIRTT Environmental Solutions                                                      449,168    2,096,117
#   Exchange Income Corp.                                                               89,484    2,437,166
#   Exco Technologies, Ltd.                                                            175,665    1,378,185
*   GDI Integrated Facility Services, Inc.                                                 700        9,504
*   Heroux-Devtek, Inc.                                                                183,554    2,104,156
#   Horizon North Logistics, Inc.                                                      885,144    1,187,388
*   IBI Group, Inc.                                                                     91,700      630,717
    K-Bro Linen, Inc.                                                                   50,353    1,637,496
    Magellan Aerospace Corp.                                                            90,676    1,509,055
    Morneau Shepell, Inc.                                                              320,211    5,969,462
*   NAPEC, Inc.                                                                         86,900      135,649
    New Flyer Industries, Inc.                                                         298,071   14,072,344
#   Richelieu Hardware, Ltd.                                                           288,855    7,451,520
    Rocky Mountain Dealerships, Inc.                                                   104,255    1,101,035
#   Russel Metals, Inc.                                                                362,906    9,223,123
#   Savaria Corp.                                                                      113,900    1,629,789
#   Stantec, Inc.                                                                      459,515   13,367,030
    Stuart Olson, Inc.                                                                 137,659      702,844
#   Student Transportation, Inc.                                                       570,330    3,398,796

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Industrials -- (Continued)
    TFI International, Inc.                                                            514,653 $ 13,305,663
    Toromont Industries, Ltd.                                                          339,213   14,812,301
    Transcontinental, Inc. Class A                                                     366,376    7,407,944
    Wajax Corp.                                                                        135,566    2,450,107
    Westshore Terminals Investment Corp.                                               319,049    6,528,832
                                                                                               ------------
Total Industrials                                                                               146,373,213
                                                                                               ------------
Information Technology -- (4.2%)
*   5N Plus, Inc.                                                                      430,829      875,669
#   Absolute Software Corp.                                                            235,588    1,365,644
*   Avigilon Corp.                                                                     253,094    4,701,787
*   BSM Technologies, Inc.                                                              21,200       23,268
*   Celestica, Inc.(2262659)                                                            36,408      367,721
*   Celestica, Inc.(2263362)                                                           712,858    7,203,923
    Computer Modelling Group, Ltd.                                                     462,060    3,749,072
*   Descartes Systems Group, Inc. (The)                                                446,951   12,645,443
    Enghouse Systems, Ltd.                                                             108,457    5,725,295
    Evertz Technologies, Ltd.                                                          155,353    2,188,835
*   EXFO, Inc.                                                                          60,487      276,371
*   Kinaxis, Inc.                                                                      103,556    6,973,613
#   Mediagrif Interactive Technologies, Inc.                                            23,970      206,181
*   Mitel Networks Corp.                                                               573,324    5,169,237
    Pivot Technology Solutions, Inc.                                                    28,800       47,063
#*  Points International, Ltd.                                                          36,359      428,622
    Pure Technologies, Ltd.                                                            174,445    1,275,718
#   Quarterhill, Inc.                                                                  785,133    1,429,836
#*  Sierra Wireless, Inc.                                                              188,147    3,635,979
*   Solium Capital, Inc.                                                               108,306      994,126
#*  UrtheCast Corp.                                                                    543,814      450,968
    Vecima Networks, Inc.                                                                6,059       46,797
                                                                                               ------------
Total Information Technology                                                                     59,781,168
                                                                                               ------------
Materials -- (24.6%)
    Acadian Timber Corp.                                                                60,338      931,560
#   AirBoss of America Corp.                                                           100,662      838,850
*   Alacer Gold Corp.                                                                1,873,392    3,259,397
    Alamos Gold, Inc. Class A                                                        2,373,124   14,219,447
*   Alio Gold, Inc.                                                                    204,318      662,789
#   Altius Minerals Corp.                                                              239,700    2,648,393
*   Americas Silver Corp.                                                              158,412      634,937
*   Amerigo Resources, Ltd.                                                            441,200      373,047
*   Argonaut Gold, Inc.                                                              1,125,238    2,341,959
#*  Asanko Gold, Inc.                                                                  746,275      685,602
*   Auryn Resources, Inc.                                                               22,000       34,341
#*  B2Gold Corp.                                                                     4,536,616   13,720,497
#*  Balmoral Resources, Ltd.                                                            11,000        4,069
    Caledonia Mining Corp. P.L.C.                                                          540        4,039
*   Canfor Corp.                                                                       502,970   11,797,304
    Canfor Pulp Products, Inc.                                                         217,215    2,565,963
*   Capstone Mining Corp.                                                            3,069,355    3,468,621
    Cascades, Inc.                                                                     456,893    5,727,878
*   Centerra Gold, Inc.                                                              1,552,135    8,013,056

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
Materials -- (Continued)
#*  China Gold International Resources Corp., Ltd.                                   1,632,800 $ 3,252,325
#*  Continental Gold, Inc.                                                             978,648   2,912,075
#*  Copper Mountain Mining Corp.                                                       907,730     929,870
*   Dalradian Resources, Inc.                                                           82,294      82,963
*   Detour Gold Corp.                                                                1,013,428  10,826,377
*   Dundee Precious Metals, Inc.                                                     1,421,222   3,397,067
#*  Eastmain Resources, Inc.                                                            86,500      21,098
*   eCobalt Solutions, Inc.                                                             56,300      69,116
#   Eldorado Gold Corp.                                                              4,240,346   5,481,423
#*  Endeavour Mining Corp.                                                             351,229   6,484,880
#*  Endeavour Silver Corp.                                                             400,152     956,461
#*  First Majestic Silver Corp.                                                        779,250   4,764,197
*   First Mining Gold Corp.                                                            592,900     245,837
#*  Fortress Paper, Ltd. Class A                                                        16,706      45,636
*   Fortuna Silver Mines, Inc.                                                       1,067,691   5,138,805
#*  Golden Star Resources, Ltd.                                                      2,409,227   1,958,721
#*  Great Panther Silver, Ltd.                                                         834,051   1,054,430
*   Guyana Goldfields, Inc.                                                          1,058,118   4,069,023
    HudBay Minerals, Inc.                                                            1,636,086  14,019,794
*   IAMGOLD Corp.                                                                    3,203,040  18,853,666
#*  Imperial Metals Corp.                                                              337,392     644,611
*   Interfor Corp.                                                                     467,908   8,867,427
*   International Tower Hill Mines, Ltd.                                                13,001       6,553
    Intertape Polymer Group, Inc.                                                      339,677   5,920,874
*   Ivanhoe Mines, Ltd. Class A                                                      1,466,561   4,196,988
    Kirkland Lake Gold, Ltd.                                                           913,033  13,762,302
#*  Klondex Mines, Ltd.                                                                996,563   2,187,577
#   Labrador Iron Ore Royalty Corp.                                                    417,556   8,996,125
*   Largo Resources, Ltd.                                                               64,300      64,823
#*  Leagold Mining Corp.                                                               130,842     301,043
#*  Liberty Gold Corp.                                                                 222,861      77,911
#   Lucara Diamond Corp.                                                             1,625,565   3,370,074
#*  Lundin Gold, Inc.                                                                  104,700     434,122
*   Lydian International, Ltd.                                                          57,514      23,847
*   Major Drilling Group International, Inc.                                           615,212   3,211,107
#   Mandalay Resources Corp.                                                         1,371,135     306,555
*   Marathon Gold Corp.                                                                 18,500      15,642
#*  Midas Gold Corp.                                                                   293,884     229,373
*   Mountain Province Diamonds, Inc.                                                    26,500      73,467
*   Nautilus Minerals, Inc.                                                            227,078      33,231
    Nevsun Resources, Ltd.                                                           1,945,473   4,064,931
*   New Gold, Inc.                                                                   3,603,151  10,897,335
*   Nighthawk Gold Corp.                                                                17,500       9,533
#   Norbord, Inc.                                                                      210,780   8,050,770
    OceanaGold Corp.                                                                 3,671,560  10,119,178
*   Orbite Technologies, Inc.                                                           73,500         808
#   Osisko Gold Royalties, Ltd.                                                        741,981   8,336,724
*   Osisko Mining, Inc.                                                                158,400     458,459
    Pan American Silver Corp.                                                          944,249  15,507,179
#*  Platinum Group Metals, Ltd.                                                         67,631      28,592
#*  PolyMet Mining Corp.                                                               629,165     818,426
*   Premier Gold Mines, Ltd.                                                         1,095,849   3,091,541
*   Pretium Resources, Inc.(B57Q8S9)                                                    72,321     503,307

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
Materials -- (Continued)
#*  Pretium Resources, Inc.(74139C102)                                                 293,903 $  2,045,565
#*  RB Energy, Inc.                                                                    396,013          713
*   Roxgold, Inc.                                                                      513,800      463,673
#*  Royal Nickel Corp.                                                                 385,500       87,756
#*  Sabina Gold & Silver Corp.                                                       1,545,521    2,513,042
#*  Sandstorm Gold, Ltd.                                                             1,219,752    6,416,094
*   Seabridge Gold, Inc.                                                               100,635    1,197,802
*   SEMAFO, Inc.                                                                     2,022,167    5,984,299
#*  Sherritt International Corp.                                                     2,539,461    2,601,399
#*  Sprott Resource Holdings, Inc.                                                     597,898       72,914
*   SSR Mining, Inc.                                                                   735,305    6,354,709
#   Stella-Jones, Inc.                                                                 241,771   10,179,935
#*  Stornoway Diamond Corp.                                                          1,794,297      816,916
#   Supremex, Inc.                                                                      11,691       42,392
#   Tahoe Resources, Inc.                                                            1,339,013    5,911,252
#*  Tanzanian Royalty Exploration Corp.                                                298,950      117,879
#*  Taseko Mines, Ltd.                                                               1,417,826    2,512,895
*   Teranga Gold Corp.                                                                 607,814    1,670,253
#*  TMAC Resources, Inc.                                                                68,713      495,516
#*  Torex Gold Resources, Inc.                                                         427,760    4,413,231
*   Trevali Mining Corp.                                                             4,025,474    5,301,844
#*  Wesdome Gold Mines, Ltd.                                                           568,064      895,971
    Western Forest Products, Inc.                                                    2,537,709    5,900,689
    Winpak, Ltd.                                                                       149,435    5,414,893
    Yamana Gold, Inc.                                                                2,480,167    8,569,683
                                                                                               ------------
Total Materials                                                                                 351,087,263
                                                                                               ------------
Real Estate -- (3.1%)
    Altus Group, Ltd.                                                                  263,514    7,344,114
    Brookfield Real Estate Services, Inc.                                               37,769      521,397
    Colliers International Group, Inc.                                                 187,420   11,351,862
*   DREAM Unlimited Corp. Class A                                                      299,757    1,903,335
    FirstService Corp.(BY9C8H7)                                                          1,234       82,073
    FirstService Corp.(BYL7ZF7)                                                        183,662   12,232,188
    Genesis Land Development Corp.                                                      76,842      229,277
    Information Services Corp.                                                           9,074      129,987
    Invesque, Inc.                                                                     115,366    1,055,599
#*  Mainstreet Equity Corp.                                                             29,849    1,065,342
    Melcor Developments, Ltd.                                                           52,840      657,278
    Morguard Corp.                                                                      13,668    2,046,866
    Tricon Capital Group, Inc.                                                         563,331    4,918,841
                                                                                               ------------
Total Real Estate                                                                                43,538,159
                                                                                               ------------
Utilities -- (4.7%)
    Alterra Power Corp.                                                                160,142    1,014,233
    Boralex, Inc. Class A                                                              329,784    6,338,288
#   Capital Power Corp.                                                                613,509   11,631,732
    Innergex Renewable Energy, Inc.                                                    523,527    5,860,949
    Just Energy Group, Inc.                                                            720,976    3,077,336
*   Maxim Power Corp.                                                                   92,234      195,716
#   Northland Power, Inc.                                                              496,588    9,237,344
    Polaris Infrastructure, Inc.                                                        83,600    1,309,733

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         SHARES      VALUE++
                                                                                       ---------- --------------
Utilities -- (Continued)
      Superior Plus Corp.                                                                 849,685 $    8,268,886
      TransAlta Corp.                                                                   1,743,759      9,640,294
#     TransAlta Renewables, Inc.                                                          585,946      5,878,515
#     Valener, Inc.                                                                       279,826      5,089,193
                                                                                                  --------------
Total Utilities                                                                                       67,542,219
                                                                                                  --------------
TOTAL COMMON STOCKS                                                                                1,213,103,390
                                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
*     QLT, Inc. Warrants 11/23/17                                                         219,010             --
*     QLT, Inc. Warrants 11/23/17 Class A                                                 219,010             --
TOTAL RIGHTS/WARRANTS                                                                                         --
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES                                                                        1,213,103,390
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@  DFA Short Term Investment Fund                                                   18,368,880    212,546,313
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,484,312,080)^^                                             $1,425,649,703
                                                                                                  ==============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary      $  100,073,490 $      7,364   --    $  100,080,854
   Consumer Staples                61,559,584           --   --        61,559,584
   Energy                         256,852,357          325   --       256,852,682
   Financials                     107,460,264           --   --       107,460,264
   Health Care                     18,827,984           --   --        18,827,984
   Industrials                    146,373,213           --   --       146,373,213
   Information Technology          59,781,168           --   --        59,781,168
   Materials                      351,085,742        1,521   --       351,087,263
   Real Estate                     43,538,159           --   --        43,538,159
   Utilities                       67,542,219           --   --        67,542,219
Securities Lending Collateral              --  212,546,313   --       212,546,313
                               -------------- ------------   --    --------------
TOTAL                          $1,213,094,180 $212,555,523   --    $1,425,649,703
                               ============== ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
COMMON STOCKS -- (94.1%)
BRAZIL -- (5.2%)
    Ambev SA                                                                           855,320 $ 5,896,554
    Ambev SA ADR                                                                     5,984,451  41,113,178
    B3 SA--Brasil Bolsa Balcao                                                       2,391,599  19,591,650
    Banco Bradesco SA                                                                1,026,481  12,676,979
    Banco do Brasil SA                                                                 707,218   8,810,734
    Banco Santander Brasil SA                                                          277,857   3,128,039
    BB Seguridade Participacoes SA                                                     671,925   6,565,321
    BR Malls Participacoes SA                                                          105,700     426,130
    Braskem SA Sponsored ADR                                                           154,641   4,812,428
*   BRF SA                                                                             287,141   3,186,376
    CCR SA                                                                           2,367,268  11,646,798
*   Centrais Eletricas Brasileiras SA                                                  174,377   1,111,884
#   Centrais Eletricas Brasileiras SA ADR                                               49,971     392,272
    Cia de Saneamento Basico do Estado de Sao Paulo                                    457,600   5,226,773
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR                                150,389   1,705,411
*   Cia Siderurgica Nacional SA                                                        575,321   1,987,569
#*  Cia Siderurgica Nacional SA Sponsored ADR                                          380,551   1,293,873
    Cielo SA                                                                         1,808,236  15,261,605
    Cosan SA Industria e Comercio                                                      179,390   2,458,584
    CPFL Energia SA ADR                                                                      1           8
    Embraer SA Sponsored ADR                                                           229,058   5,783,715
    Engie Brasil Energia SA                                                            290,301   3,277,472
    Equatorial Energia SA                                                              333,000   7,320,496
    Fibria Celulose SA                                                                  22,600     388,974
    Fibria Celulose SA Sponsored ADR                                                   219,511   3,775,589
    Gerdau SA                                                                          226,232     878,302
#   Gerdau SA Sponsored ADR                                                            577,984   2,589,368
    Hypermarcas SA                                                                     294,849   3,363,409
    Itau Unibanco Holding SA                                                           447,826   6,233,646
    JBS SA                                                                           2,486,248   7,841,602
    Klabin SA                                                                          678,700   3,795,608
    Kroton Educacional SA                                                            1,126,424   5,734,801
    Localiza Rent a Car SA                                                             606,300   4,902,014
    Lojas Americanas SA                                                                102,484     418,946
    Lojas Renner SA                                                                  1,274,302  15,144,774
    M Dias Branco SA                                                                    90,800   1,632,673
    Magazine Luiza SA                                                                  106,400   2,827,180
    Multiplan Empreendimentos Imobiliarios SA                                           66,300   1,510,706
    Natura Cosmeticos SA                                                               186,600   2,045,018
*   Petroleo Brasileiro SA                                                           2,706,971  18,112,672
*   Petroleo Brasileiro SA Sponsored ADR                                               695,333   9,289,649
    Raia Drogasil SA                                                                   381,000  10,085,231
*   Rumo SA                                                                          1,147,900   5,142,253
    Suzano Papel e Celulose SA                                                         355,555   2,305,639
#   Telefonica Brasil SA ADR                                                            18,000     305,280
    Tim Participacoes SA                                                             1,162,813   4,928,144
    Ultrapar Participacoes SA                                                          394,184  10,093,613
#   Ultrapar Participacoes SA Sponsored ADR                                            254,308   6,510,285
    Vale SA                                                                          3,260,014  42,486,505
    Vale SA Sponsored ADR                                                            1,665,739  21,804,517

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ----------- ------------
BRAZIL -- (Continued)
    WEG SA                                                                               261,487 $  1,944,356
                                                                                                 ------------
TOTAL BRAZIL                                                                                      359,764,603
                                                                                                 ------------
CHILE -- (1.4%)
    AES Gener SA                                                                       2,468,815      792,170
    Aguas Andinas SA Class A                                                           4,770,656    3,214,512
#   Banco de Chile ADR                                                                    46,702    4,742,588
    Banco de Credito e Inversiones                                                        74,917    5,751,770
    Banco Santander Chile ADR                                                            227,071    7,731,767
    Cencosud SA                                                                        2,162,863    6,741,114
    Cia Cervecerias Unidas SA                                                            109,017    1,561,665
#   Cia Cervecerias Unidas SA Sponsored ADR                                               95,396    2,801,781
    Colbun SA                                                                         11,333,704    2,817,943
    Embotelladora Andina SA Class B ADR                                                   22,761      661,207
    Empresa Nacional de Telecomunicaciones SA                                             70,228      839,212
    Empresas CMPC SA                                                                   1,823,644    7,174,864
    Empresas COPEC SA                                                                    388,653    6,723,535
    Enel Americas SA ADR                                                                 853,477   10,053,960
    Enel Chile SA                                                                        554,701    3,494,616
    Enel Generacion Chile SA                                                           1,772,218    1,695,469
#   Enel Generacion Chile SA ADR                                                         152,864    4,397,897
    Itau CorpBanca(BZ30DD5)                                                               30,902      472,492
    Itau CorpBanca(BYT25P4)                                                          178,092,356    1,807,913
    Latam Airlines Group SA Sponsored ADR                                                468,978    8,010,144
    SACI Falabella                                                                       918,716    9,652,654
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR                                  153,936    8,678,912
                                                                                                 ------------
TOTAL CHILE                                                                                        99,818,185
                                                                                                 ------------
CHINA -- (16.7%)
    AAC Technologies Holdings, Inc.                                                      634,000   10,505,119
    Agile Group Holdings, Ltd.                                                         1,904,000    3,411,255
    Agricultural Bank of China, Ltd. Class H                                          12,316,000    7,535,398
    Air China, Ltd. Class H                                                            2,406,000    3,507,548
#*  Alibaba Group Holding, Ltd. Sponsored ADR                                            524,851  107,221,811
#*  Aluminum Corp. of China, Ltd. ADR                                                    107,180    1,808,127
#*  Aluminum Corp. of China, Ltd. Class H                                                590,000      399,011
    Angang Steel Co., Ltd. Class H                                                       622,000      675,519
    Anhui Conch Cement Co., Ltd. Class H                                               1,089,500    5,977,903
    Anta Sports Products, Ltd.                                                         1,125,000    5,397,851
    BAIC Motor Corp., Ltd. Class H                                                     1,725,000    2,694,235
*   Baidu, Inc. Sponsored ADR                                                             80,503   19,877,801
    Bank of China, Ltd. Class H                                                       38,183,181   22,884,483
    Bank of Communications Co., Ltd. Class H                                           3,692,515    3,188,798
    BBMG Corp. Class H                                                                   877,500      435,458
    Beijing Capital International Airport Co., Ltd. Class H                            1,558,000    2,365,513
    Beijing Enterprises Holdings, Ltd.                                                   373,972    2,294,931
#   Beijing Enterprises Water Group, Ltd.                                              4,292,000    3,082,533
    Brilliance China Automotive Holdings, Ltd.                                         1,842,000    4,683,165
#   Byd Co., Ltd. Class H                                                                604,386    5,686,582
    BYD Electronic International Co., Ltd.                                               547,000    1,343,707
    CGN Power Co., Ltd. Class H                                                        6,045,000    1,707,399
    China Cinda Asset Management Co., Ltd. Class H                                     5,887,000    2,486,772

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                                              3,686,928 $ 3,026,930
    China Coal Energy Co., Ltd. Class H                                               1,577,777     814,188
    China Communications Construction Co., Ltd. Class H                               4,909,000   5,845,080
    China Communications Services Corp., Ltd. Class H                                 1,746,000   1,106,048
    China Construction Bank Corp. Class H                                            51,616,590  59,259,532
    China Eastern Airlines Corp., Ltd.                                                    2,200      98,824
    China Eastern Airlines Corp., Ltd. Class H                                        1,734,000   1,568,104
    China Everbright Bank Co., Ltd. Class H                                           1,711,000     968,342
#   China Everbright International, Ltd.                                              2,332,000   3,551,407
#*  China Evergrande Group                                                            2,691,000   8,861,731
    China Galaxy Securities Co., Ltd. Class H                                         1,554,500   1,266,348
    China Gas Holdings, Ltd.                                                          1,845,200   5,386,843
#   China Hongqiao Group, Ltd.                                                        2,630,000   3,353,173
    China Huarong Asset Management Co., Ltd. Class H                                 11,869,000   5,988,103
*   China Huishan Dairy Holdings Co., Ltd.                                            2,888,000       2,888
#   China International Capital Corp., Ltd. Class H                                     347,600     779,633
    China International Marine Containers Group Co., Ltd. Class H                       346,600     713,372
    China Jinmao Holdings Group, Ltd.                                                   760,000     494,726
#   China Life Insurance Co., Ltd. ADR                                                  578,862   9,701,727
#   China Lodging Group, Ltd. ADR                                                        19,385   2,897,864
    China Longyuan Power Group Corp., Ltd. Class H                                    2,767,000   2,019,687
    China Medical System Holdings, Ltd.                                                 530,000   1,134,476
    China Mengniu Dairy Co., Ltd.                                                     1,692,000   5,515,804
    China Merchants Bank Co., Ltd. Class H                                            2,139,054  10,443,559
    China Merchants Port Holdings Co., Ltd.                                           1,000,970   2,639,302
    China Merchants Securities Co., Ltd. Class H                                        158,200     267,367
    China Minsheng Banking Corp., Ltd. Class H                                        2,170,000   2,475,219
    China Mobile, Ltd. Sponsored ADR                                                    902,501  47,525,703
#   China Molybdenum Co., Ltd. Class H                                                1,587,966   1,218,377
    China Oilfield Services, Ltd. Class H                                             1,036,000   1,232,987
    China Overseas Land & Investment, Ltd.                                            5,600,000  21,656,717
    China Pacific Insurance Group Co., Ltd. Class H                                   1,040,600   5,260,028
    China Petroleum & Chemical Corp. ADR                                                123,421  10,719,088
    China Petroleum & Chemical Corp. Class H                                         10,440,800   9,025,191
    China Railway Construction Corp., Ltd. Class H                                    2,681,500   3,255,882
    China Railway Group, Ltd. Class H                                                 3,849,000   2,947,943
    China Railway Signal & Communication Corp., Ltd. Class H                          1,100,000     848,100
    China Reinsurance Group Corp. Class H                                             2,780,000     652,922
    China Resources Beer Holdings Co., Ltd.                                             943,611   3,563,360
    China Resources Gas Group, Ltd.                                                   1,108,000   3,648,572
    China Resources Land, Ltd.                                                        3,844,666  15,301,551
    China Resources Pharmaceutical Group, Ltd.                                          449,500     591,562
    China Resources Power Holdings Co., Ltd.                                          1,790,517   3,301,456
    China Shenhua Energy Co., Ltd. Class H                                            2,188,000   6,798,669
    China Southern Airlines Co., Ltd. Class H                                         2,050,000   2,670,155
    China Southern Airlines Co., Ltd. Sponsored ADR                                      12,306     796,198
#   China State Construction International Holdings, Ltd.                             2,048,250   2,956,559
    China Taiping Insurance Holdings Co., Ltd.                                        1,044,306   4,495,672
#   China Telecom Corp., Ltd. ADR                                                        56,720   2,815,581
    China Telecom Corp., Ltd. Class H                                                 3,440,000   1,703,733
*   China Unicom Hong Kong, Ltd.                                                      4,230,000   6,340,808
#*  China Unicom Hong Kong, Ltd. ADR                                                    523,460   7,872,838
    China Vanke Co., Ltd. Class H                                                       927,700   4,518,759

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
CHINA -- (Continued)
    Chongqing Rural Commercial Bank Co., Ltd. Class H                                 2,994,000 $ 2,704,355
    CITIC Securities Co., Ltd. Class H                                                1,145,500   3,037,522
    CITIC, Ltd.                                                                       4,388,000   6,905,923
    CNOOC, Ltd. Sponsored ADR                                                           104,426  16,415,767
*   COSCO SHIPPING Development Co., Ltd. Class H                                      2,657,000     590,861
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                                         2,097,000   1,238,088
    COSCO SHIPPING Ports, Ltd.                                                          221,786     231,761
    Country Garden Holdings Co., Ltd.                                                 6,752,686  14,504,691
    CRRC Corp., Ltd. Class H                                                          1,335,000   1,319,426
    CSPC Pharmaceutical Group, Ltd.                                                   4,882,000  10,814,931
#*  Ctrip.com International, Ltd. ADR                                                    76,445   3,576,097
    Dali Foods Group Co., Ltd.                                                          240,500     235,768
    Dalian Port PDA Co., Ltd. Class H                                                 1,119,000     207,054
*   Datang International Power Generation Co., Ltd. Class H                           3,068,000   1,010,783
    Dongfeng Motor Group Co., Ltd. Class H                                            1,846,000   2,403,933
    ENN Energy Holdings, Ltd.                                                           741,000   5,725,156
#   Everbright Securities Co., Ltd. Class H                                             112,800     148,072
    Fosun International, Ltd.                                                         2,024,222   4,765,556
#   Fullshare Holdings, Ltd.                                                          3,520,000   1,656,300
    Fuyao Glass Industry Group Co., Ltd. Class H                                        494,000   2,085,985
    Geely Automobile Holdings, Ltd.                                                   4,750,000  15,111,449
    GF Securities Co., Ltd. Class H                                                     607,800   1,354,274
#   Great Wall Motor Co., Ltd. Class H                                                2,660,500   3,233,093
    Guangdong Investment, Ltd.                                                        2,550,000   3,791,243
    Guangshen Railway Co., Ltd. Sponsored ADR                                            27,717     922,145
    Guangzhou Automobile Group Co., Ltd. Class H                                      1,132,259   2,552,011
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H                       98,000     286,552
    Guangzhou R&F Properties Co., Ltd. Class H                                        2,036,800   5,700,445
#*  Guotai Junan Securities Co., Ltd. Class H                                           208,600     527,857
    Haier Electronics Group Co., Ltd.                                                 1,145,000   3,908,778
    Haitian International Holdings, Ltd.                                                530,000   1,664,088
    Haitong Securities Co., Ltd. Class H                                              2,580,800   4,204,193
*   Hanergy Thin Film Power Group, Ltd.                                               5,416,000      29,055
    Hengan International Group Co., Ltd.                                                853,000   8,172,393
#   Huadian Power International Corp., Ltd. Class H                                   1,738,000     659,840
    Huaneng Power International, Inc. Class H                                         1,598,000   1,027,880
#   Huaneng Power International, Inc. Sponsored ADR                                      34,452     887,483
    Huatai Securities Co., Ltd. Class H                                                 826,400   1,868,664
    Huishang Bank Corp., Ltd. Class H                                                   728,000     401,919
    Industrial & Commercial Bank of China, Ltd. Class H                              44,476,185  41,895,126
*   JD.com, Inc. ADR                                                                    193,914   9,546,386
    Jiangsu Expressway Co., Ltd. Class H                                              1,308,000   2,011,855
    Jiangxi Copper Co., Ltd. Class H                                                    797,000   1,346,486
    Kingboard Chemical Holdings, Ltd.                                                   916,500   5,014,838
    Kingboard Laminates Holdings, Ltd.                                                  177,500     311,810
    Kunlun Energy Co., Ltd.                                                           5,284,000   5,241,529
    Lee & Man Paper Manufacturing, Ltd.                                               1,126,000   1,322,354
    Legend Holdings Corp. Class H                                                       293,200   1,059,222
    Lenovo Group, Ltd.                                                               10,021,278   5,768,783
#   Logan Property Holdings Co., Ltd.                                                 1,624,000   2,464,914
    Longfor Properties Co., Ltd.                                                      2,024,000   6,605,108
*   Maanshan Iron & Steel Co., Ltd. Class H                                           1,048,000     561,693
    Metallurgical Corp. of China, Ltd. Class H                                        1,255,000     398,300

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                      SHARES      VALUE++
                                                                                     --------- --------------
CHINA -- (Continued)
    Minth Group, Ltd.                                                                  444,000 $    2,500,205
    NetEase, Inc. ADR                                                                   55,240     17,685,638
    New China Life Insurance Co., Ltd. Class H                                         356,600      2,313,966
    New Oriental Education & Technology Group, Inc. Sponsored ADR                        5,286        486,788
    Nexteer Automotive Group, Ltd.                                                     976,000      2,078,216
    Nine Dragons Paper Holdings, Ltd.                                                1,888,000      2,929,183
    People's Insurance Co. Group of China, Ltd. (The) Class H                        5,032,000      2,867,104
    PetroChina Co., Ltd. ADR                                                           118,623      9,373,589
    PetroChina Co., Ltd. Class H                                                     3,056,000      2,411,815
    PICC Property & Casualty Co., Ltd. Class H                                       2,468,132      5,106,011
    Ping An Insurance Group Co. of China, Ltd. Class H                               3,690,000     43,460,763
    Postal Savings Bank of China Co., Ltd. Class H                                   2,476,000      1,652,901
    Red Star Macalline Group Corp., Ltd. Class H                                       290,200        383,082
#*  Semiconductor Manufacturing International Corp.                                  4,418,600      6,358,976
#*  Semiconductor Manufacturing International Corp. ADR                                 12,278         89,015
#*  Shanghai Electric Group Co., Ltd. Class H                                        1,464,000        594,520
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                              240,500      1,397,505
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                                 363,800        950,547
    Shengjing Bank Co., Ltd. Class H                                                   239,500        195,578
    Shenzhou International Group Holdings, Ltd.                                        574,000      5,910,934
    Shimao Property Holdings, Ltd.                                                   2,419,871      7,180,676
    Sino Biopharmaceutical, Ltd.                                                     5,247,000      9,624,869
    Sino-Ocean Group Holding, Ltd.                                                   2,194,000      1,811,323
    Sinopec Engineering Group Co., Ltd. Class H                                        981,500      1,057,034
*   Sinopec Oilfield Service Corp. Class H                                             476,000         84,991
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                                 3,763,000      2,297,578
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                               7,418        458,253
    Sinopharm Group Co., Ltd. Class H                                                1,310,800      5,776,577
    Sun Art Retail Group, Ltd.                                                       3,039,500      4,116,275
#   Sunac China Holdings, Ltd.                                                         770,000      3,674,980
    Sunny Optical Technology Group Co., Ltd.                                           536,000      7,388,074
    TAL Education Group ADR                                                                232          7,556
    Tencent Holdings, Ltd.                                                           3,779,000    223,291,418
    Tingyi Cayman Islands Holding Corp.                                              2,732,000      5,681,930
    Travelsky Technology, Ltd. Class H                                                 725,000      2,262,824
    Tsingtao Brewery Co., Ltd. Class H                                                 222,000      1,236,065
*   Vipshop Holdings, Ltd. ADR                                                         105,883      1,750,246
#   Want Want China Holdings, Ltd.                                                   6,644,000      5,855,432
    Weichai Power Co., Ltd. Class H                                                  3,416,800      4,262,181
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H                           520,519        905,817
    Yanzhou Coal Mining Co., Ltd. Class H                                              718,000      1,248,782
    Yum China Holdings, Inc.                                                           149,136      6,918,419
    Zhejiang Expressway Co., Ltd. Class H                                            1,482,000      1,750,178
    Zhongsheng Group Holdings, Ltd.                                                    192,500        482,440
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                                      292,200      1,616,306
    Zijin Mining Group Co., Ltd. Class H                                             7,523,000      3,792,747
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H                   724,400        316,100
*   ZTE Corp. Class H                                                                  231,285        839,279
                                                                                               --------------
TOTAL CHINA                                                                                     1,164,934,088
                                                                                               --------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                                                  48,940      1,150,213

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
COLOMBIA -- (Continued)
    Bancolombia SA                                                                     267,033 $ 3,059,876
#   Bancolombia SA Sponsored ADR                                                       102,465   4,708,267
    Cementos Argos SA                                                                  367,747   1,464,252
    Ecopetrol SA                                                                     3,327,922   3,119,199
#   Ecopetrol SA Sponsored ADR                                                         172,877   3,262,189
    Grupo Argos SA                                                                     170,190   1,237,748
#   Grupo Aval Acciones y Valores SA                                                    84,617     770,015
    Grupo de Inversiones Suramericana SA                                               264,515   3,739,380
    Grupo Energia Bogota SA ESP                                                      1,325,509     948,128
    Grupo Nutresa SA                                                                   184,144   1,754,497
    Interconexion Electrica SA ESP                                                     613,721   3,092,398
                                                                                               -----------
TOTAL COLOMBIA                                                                                  28,306,162
                                                                                               -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                                           310,844   7,961,583
    Komercni banka A.S.                                                                 46,466   2,133,922
    Moneta Money Bank A.S.                                                              30,234     125,488
    O2 Czech Republic A.S.                                                              70,083     977,177
    Philip Morris CR A.S.                                                                  755     627,495
    Unipetrol A.S.                                                                     120,920   2,175,244
                                                                                               -----------
TOTAL CZECH REPUBLIC                                                                            14,000,909
                                                                                               -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR(5668287)                          1,400,823   6,360,180
    Commercial International Bank Egypt S.A.E. GDR(201712205)                          120,857     548,691
    Egyptian Financial Group-Hermes Holding Co. GDR(710232901)                          13,986      32,541
    Egyptian Financial Group-Hermes Holding Co. GDR(268425402)                          22,886      53,324
                                                                                               -----------
TOTAL EGYPT                                                                                      6,994,736
                                                                                               -----------
GREECE -- (0.3%)
*   Alpha Bank AE                                                                      105,217     256,005
*   Eurobank Ergasias SA                                                                   331         369
*   FF Group                                                                            20,041     480,525
    Hellenic Petroleum SA                                                              112,224   1,225,158
    Hellenic Telecommunications Organization SA                                        340,319   5,336,689
    JUMBO SA                                                                           168,373   3,326,035
    Motor Oil Hellas Corinth Refineries SA                                              96,253   2,405,623
*   National Bank of Greece SA                                                         128,189      54,204
    OPAP SA                                                                            278,698   3,734,570
    Titan Cement Co. SA                                                                 61,385   1,883,893
                                                                                               -----------
TOTAL GREECE                                                                                    18,703,071
                                                                                               -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                                                   1,274,556  15,567,765
    OTP Bank P.L.C.                                                                    283,456  13,133,687
    Richter Gedeon Nyrt                                                                117,849   3,025,185
                                                                                               -----------
TOTAL HUNGARY                                                                                   31,726,637
                                                                                               -----------
INDIA -- (11.7%)
*   3M India, Ltd.                                                                          39      11,509
*   5Paisa Capital, Ltd.                                                                 4,048      18,523

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
INDIA -- (Continued)
    ABB India, Ltd.                                                                     30,827 $   801,436
    ACC, Ltd.                                                                           48,206   1,299,187
    Adani Enterprises, Ltd.                                                            198,015     659,556
    Adani Ports & Special Economic Zone, Ltd.                                          833,961   5,595,849
*   Adani Transmissions, Ltd.                                                          272,206     889,462
*   Aditya Birla Capital, Ltd.                                                         324,352     868,577
*   Aditya Birla Fashion and Retail, Ltd.                                              432,994   1,114,008
    Alkem Laboratories, Ltd.                                                             6,502     224,957
    Ambuja Cements, Ltd.                                                               534,721   2,206,490
    Apollo Hospitals Enterprise, Ltd.                                                   29,982     546,899
    Ashok Leyland, Ltd.                                                              2,765,773   5,473,128
    Asian Paints, Ltd.                                                                 448,324   7,975,744
    Aurobindo Pharma, Ltd.                                                             625,132   6,203,564
    Axis Bank, Ltd.                                                                  1,394,908  13,000,252
    Bajaj Auto, Ltd.                                                                   106,016   5,543,839
    Bajaj Finance, Ltd.                                                                262,176   6,896,509
    Bajaj Finserv, Ltd.                                                                 76,033   5,715,422
    Bajaj Holdings & Investment, Ltd.                                                   61,602   2,716,823
    Balkrishna Industries, Ltd.                                                         28,145     503,793
    Bank of Baroda                                                                     646,977   1,587,546
*   Bank of India                                                                      242,165     595,333
    Berger Paints India, Ltd.                                                          347,022   1,363,585
    Bharat Electronics, Ltd.                                                           726,004   1,925,072
    Bharat Forge, Ltd.                                                                 306,682   3,466,010
    Bharat Heavy Electricals, Ltd.                                                   1,198,766   1,878,016
    Bharat Petroleum Corp., Ltd.                                                       829,380   6,384,184
    Bharti Airtel, Ltd.                                                              1,820,147  12,571,837
    Bharti Infratel, Ltd.                                                              729,923   4,031,807
    Biocon, Ltd.                                                                       121,818   1,175,763
    Bosch, Ltd.                                                                          7,147   2,173,901
    Britannia Industries, Ltd.                                                          31,591   2,315,885
    Cadila Healthcare, Ltd.                                                            362,605   2,424,001
    Canara Bank                                                                        181,947     971,026
    Castrol India, Ltd.                                                                247,880     715,510
    Cholamandalam Investment and Finance Co., Ltd.                                      70,179   1,423,402
    Cipla, Ltd.                                                                        555,658   5,181,697
    Coal India, Ltd.                                                                   745,896   3,520,365
    Colgate-Palmolive India, Ltd.                                                      115,396   2,030,138
    Container Corp. Of India, Ltd.                                                      47,945   1,047,256
    Cummins India, Ltd.                                                                 95,747   1,352,604
    Dabur India, Ltd.                                                                  743,476   4,162,373
    Dalmia Bharat, Ltd.                                                                 26,093   1,206,756
    Dewan Housing Finance Corp., Ltd.                                                  341,630   3,119,439
    Divi's Laboratories, Ltd.                                                          147,169   2,413,025
    DLF, Ltd.                                                                          681,927   2,676,006
    Dr Reddy's Laboratories, Ltd.                                                       71,015   2,486,423
#   Dr Reddy's Laboratories, Ltd. ADR                                                  148,465   5,116,104
    Edelweiss Financial Services, Ltd.                                                 685,621   3,002,549
    Eicher Motors, Ltd.                                                                 20,610   8,697,867
    Emami, Ltd.                                                                         90,332   1,585,753
    Exide Industries, Ltd.                                                             375,923   1,303,440
    Federal Bank, Ltd.                                                               2,004,333   3,168,245
*   Future Retail, Ltd.                                                                104,881     918,563

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
INDIA -- (Continued)
    GAIL India, Ltd.                                                                   484,787 $ 3,647,157
    GAIL India, Ltd. GDR                                                                38,388   1,721,151
    Gillette India, Ltd.                                                                   353      36,362
    GlaxoSmithKline Consumer Healthcare, Ltd.                                           13,803   1,454,285
    GlaxoSmithKline Pharmaceuticals, Ltd.                                               13,217     508,450
    Glenmark Pharmaceuticals, Ltd.                                                     127,090   1,209,626
    Godrej Consumer Products, Ltd.                                                     337,726   5,568,964
    Godrej Industries, Ltd.                                                             71,533     689,043
    Grasim Industries, Ltd.                                                            287,186   5,232,430
    Gruh Finance, Ltd.                                                                  92,408     843,850
    Havells India, Ltd.                                                                234,115   1,918,072
    HCL Technologies, Ltd.                                                             896,339  13,862,892
    HDFC Bank, Ltd.                                                                  1,383,984  43,542,486
    Hero MotoCorp, Ltd.                                                                 85,976   4,985,876
    Hindalco Industries, Ltd.                                                        3,823,893  15,356,849
    Hindustan Petroleum Corp., Ltd.                                                    801,193   4,978,097
    Hindustan Unilever, Ltd.                                                         1,037,286  22,258,137
    Housing Development Finance Corp., Ltd.                                          1,536,141  47,190,078
    ICICI Bank, Ltd.                                                                         1           4
    ICICI Bank, Ltd. Sponsored ADR                                                     966,250  10,609,420
    ICICI Prudential Life Insurance Co., Ltd.                                           72,511     462,966
*   Idea Cellular, Ltd.                                                              5,576,048   8,099,487
    IDFC Bank, Ltd.                                                                  1,324,674   1,178,853
    IIFL Holdings, Ltd.                                                                111,769   1,281,642
    Indiabulls Housing Finance, Ltd.                                                   656,568  14,288,842
    Indian Bank                                                                         99,818     566,721
    Indian Oil Corp., Ltd.                                                             761,139   4,983,342
    Indraprastha Gas, Ltd.                                                             240,300   1,149,705
    IndusInd Bank, Ltd.                                                                186,006   5,111,155
    Infosys, Ltd.                                                                    1,805,229  32,550,392
#   Infosys, Ltd. Sponsored ADR                                                        847,888  15,270,463
    InterGlobe Aviation, Ltd.                                                           50,186     955,545
    ITC, Ltd.                                                                        4,651,621  19,821,953
*   Jindal Steel & Power, Ltd.                                                         273,932   1,140,275
    JSW Steel, Ltd.                                                                  2,677,650  12,311,168
    Kansai Nerolac Paints, Ltd.                                                         70,642     566,470
    Kotak Mahindra Bank, Ltd.                                                          620,542  10,803,343
    L&T Finance Holdings, Ltd.                                                         792,785   2,142,902
    Larsen & Toubro, Ltd.                                                              593,379  13,273,551
    LIC Housing Finance, Ltd.                                                          817,984   6,868,064
    Lupin, Ltd.                                                                        355,461   4,945,542
    Mahindra & Mahindra Financial Services, Ltd.                                       286,527   2,090,656
    Mahindra & Mahindra, Ltd.                                                          684,162   8,222,668
    Mangalore Refinery & Petrochemicals, Ltd.                                          285,511     576,666
    Marico, Ltd.                                                                       748,884   3,626,530
    Maruti Suzuki India, Ltd.                                                          138,331  20,632,360
*   Max Financial Services, Ltd.                                                        11,034      92,646
    Motherson Sumi Systems, Ltd.                                                       864,629   4,988,120
    Motilal Oswal Financial Services, Ltd.                                              34,676     699,414
    MRF, Ltd.                                                                            2,969   3,177,322
    Muthoot Finance, Ltd.                                                              191,569   1,243,570
    Natco Pharma, Ltd.                                                                   5,022      74,766
    NBCC India, Ltd.                                                                   119,766     425,896

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CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
INDIA -- (Continued)
    Nestle India, Ltd.                                                                  37,106 $ 4,347,226
    NHPC, Ltd.                                                                       2,269,230   1,051,369
    NTPC, Ltd.                                                                       1,249,008   3,342,609
    Oil & Natural Gas Corp., Ltd.                                                      990,901   3,164,084
    Oil India, Ltd.                                                                    254,229   1,430,698
    Oracle Financial Services Software, Ltd.                                            23,161   1,520,719
    Page Industries, Ltd.                                                                4,885   1,658,144
    Petronet LNG, Ltd.                                                               1,094,125   4,367,980
    Pidilite Industries, Ltd.                                                          196,824   2,769,767
    Piramal Enterprises, Ltd.                                                           69,015   2,968,177
    Power Finance Corp., Ltd.                                                          860,631   1,581,369
    Power Grid Corp. of India, Ltd.                                                  1,995,141   6,083,538
*   Praxis Home Retail, Ltd.                                                             2,900      12,996
    Procter & Gamble Hygiene & Health Care, Ltd.                                        10,367   1,512,144
*   Punjab National Bank                                                               669,278   1,793,133
    Rajesh Exports, Ltd.                                                               146,511   1,891,147
    Ramco Cements, Ltd. (The)                                                           41,801     500,529
    RBL Bank, Ltd.                                                                      65,034     515,080
    Reliance Capital, Ltd.                                                             128,364     980,329
*   Reliance Home Finance, Ltd.                                                        174,706     219,161
    Reliance Industries, Ltd.                                                        3,191,723  48,193,855
    Reliance Industries, Ltd. GDR                                                        3,374     101,895
    Rural Electrification Corp., Ltd.                                                1,952,124   4,773,767
    Shree Cement, Ltd.                                                                  10,928   2,947,764
    Shriram City Union Finance, Ltd.                                                     1,315      40,669
    Shriram Transport Finance Co., Ltd.                                                157,374   3,396,097
    Siemens, Ltd.                                                                       50,501   1,026,236
    State Bank of India                                                              1,386,745   6,841,160
*   Steel Authority of India, Ltd.                                                     770,722   1,076,957
    Sun Pharmaceutical Industries, Ltd.                                                641,369   5,837,106
    Sun TV Network, Ltd.                                                               129,047   2,067,126
    Sundaram Finance, Ltd.                                                              27,690     817,720
    Tata Communications, Ltd.                                                           76,225     734,658
    Tata Consultancy Services, Ltd.                                                    702,461  34,306,356
    Tata Global Beverages, Ltd.                                                         36,041     164,590
*   Tata Motors, Ltd.                                                                1,650,833  10,334,851
*   Tata Motors, Ltd. Sponsored ADR                                                     41,094   1,272,270
    Tata Power Co., Ltd. (The)                                                       2,311,735   3,229,343
    Tata Steel, Ltd.                                                                 1,117,002  12,394,538
    Tech Mahindra, Ltd.                                                                790,878   7,601,479
    Titan Co., Ltd.                                                                    364,783   4,976,498
    Torrent Pharmaceuticals, Ltd.                                                       94,358   2,014,234
    TVS Motor Co., Ltd.                                                                 97,703   1,068,835
    Ultratech Cement, Ltd.                                                              79,522   5,464,441
    United Breweries, Ltd.                                                              54,550     978,520
*   United Spirits, Ltd.                                                                67,614   3,469,819
    UPL, Ltd.                                                                          812,040   9,579,774
    Vakrangee, Ltd.                                                                    367,011   2,103,621
    Vedanta, Ltd.                                                                    2,958,495  15,802,094
    Voltas, Ltd.                                                                        77,532     735,517
    Whirlpool of India, Ltd.                                                             2,154      49,779
    Wipro, Ltd.                                                                      1,445,580   6,920,882
    Yes Bank, Ltd.                                                                   2,730,973  15,190,628

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
INDIA -- (Continued)
    Zee Entertainment Enterprises, Ltd.                                                 608,477 $  5,697,782
                                                                                                ------------
TOTAL INDIA                                                                                      818,414,292
                                                                                                ------------
INDONESIA -- (2.6%)
    Adaro Energy Tbk PT                                                              51,295,200    9,383,999
    AKR Corporindo Tbk PT                                                             1,165,000      540,958
    Astra Agro Lestari Tbk PT                                                         1,267,944    1,230,705
    Astra International Tbk PT                                                       23,873,410   15,140,750
    Bank Central Asia Tbk PT                                                          9,747,600   16,549,280
    Bank Danamon Indonesia Tbk PT                                                     4,531,379    2,418,219
    Bank Mandiri Persero Tbk PT                                                      18,678,334   11,354,988
    Bank Negara Indonesia Persero Tbk PT                                              9,169,522    6,438,675
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                              2,117,700      365,294
    Bank Rakyat Indonesia Persero Tbk PT                                             63,168,800   17,469,281
    Bank Tabungan Negara Persero Tbk PT                                               7,369,300    2,013,806
*   Barito Pacific Tbk PT                                                             8,169,500    1,611,371
*   Bayan Resources Tbk PT                                                               79,500       63,595
    Bukit Asam Persero Tbk PT                                                         6,219,400    1,579,167
    Bumi Serpong Damai Tbk PT                                                        11,093,800    1,507,761
    Charoen Pokphand Indonesia Tbk PT                                                12,097,200    3,116,739
    Gudang Garam Tbk PT                                                                 789,700    4,782,880
    Indah Kiat Pulp & Paper Corp. Tbk PT                                              2,238,800    1,567,587
    Indocement Tunggal Prakarsa Tbk PT                                                1,558,300    2,536,726
    Indofood CBP Sukses Makmur Tbk PT                                                 3,456,800    2,253,405
    Indofood Sukses Makmur Tbk PT                                                    14,721,500    8,518,009
    Indosat Tbk PT                                                                    1,720,800      710,247
    Jasa Marga Persero Tbk PT                                                         3,871,113    1,647,009
    Kalbe Farma Tbk PT                                                               27,775,800    3,448,087
    Matahari Department Store Tbk PT                                                  2,898,700    2,408,550
    Mayora Indah Tbk PT                                                              19,500,025    3,262,013
    Media Nusantara Citra Tbk PT                                                     10,169,900    1,156,967
    Mitra Keluarga Karyasehat Tbk PT                                                  2,215,000      315,786
    Pakuwon Jati Tbk PT                                                              46,392,900    2,455,293
    Perusahaan Gas Negara Persero Tbk                                                10,212,900    1,989,779
    Semen Baturaja Persero Tbk PT                                                     1,298,200      358,835
    Semen Indonesia Persero Tbk PT                                                    4,655,000    3,867,939
    Sinar Mas Agro Resources & Technology Tbk PT                                      1,116,500      303,878
    Surya Citra Media Tbk PT                                                          8,854,700    1,776,476
    Telekomunikasi Indonesia Persero Tbk PT                                          37,216,900   11,090,580
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                               196,768    5,912,878
    Tower Bersama Infrastructure Tbk PT                                               2,551,800    1,169,817
    Unilever Indonesia Tbk PT                                                         2,015,700    8,186,582
    United Tractors Tbk PT                                                            4,552,496   13,201,030
*   Vale Indonesia Tbk PT                                                             1,496,200      417,296
    Waskita Karya Persero Tbk PT                                                     12,515,379    2,647,422
*   XL Axiata Tbk PT                                                                 10,996,700    2,454,596
                                                                                                ------------
TOTAL INDONESIA                                                                                  179,224,255
                                                                                                ------------
MALAYSIA -- (2.9%)
    Affin Holdings Bhd                                                                  548,300      355,897
    AirAsia Bhd                                                                       5,016,800    5,326,910
    Alliance Bank Malaysia Bhd                                                        1,197,200    1,328,991

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
MALAYSIA -- (Continued)
    AMMB Holdings Bhd                                                                2,808,759 $ 3,472,331
    Astro Malaysia Holdings Bhd                                                      2,488,700   1,658,617
    Axiata Group Bhd                                                                 4,014,602   5,846,435
    Batu Kawan Bhd                                                                     105,400     535,066
    BIMB Holdings Bhd                                                                1,167,355   1,241,795
    Boustead Holdings Bhd                                                              264,800     194,864
    British American Tobacco Malaysia Bhd                                              236,000   2,068,622
    CIMB Group Holdings Bhd                                                          3,930,224   7,301,389
    Dialog Group Bhd                                                                 1,487,318     975,328
#   DiGi.Com Bhd                                                                     5,082,520   6,450,160
#   Felda Global Ventures Holdings Bhd                                               4,264,300   2,196,294
    Fraser & Neave Holdings Bhd                                                         47,800     357,413
    Gamuda Bhd                                                                       2,096,600   2,751,746
#   Genting Bhd                                                                      4,616,600  11,394,727
    Genting Malaysia Bhd                                                             3,618,900   5,112,431
    Genting Plantations Bhd                                                            378,500     972,412
#   HAP Seng Consolidated Bhd                                                        1,001,300   2,495,942
    Hartalega Holdings Bhd                                                           1,106,800   3,356,771
    Hong Leong Bank Bhd                                                                446,566   2,128,400
    Hong Leong Financial Group Bhd                                                     737,083   3,506,397
    IHH Healthcare Bhd                                                               1,255,300   1,936,332
#   IJM Corp. Bhd                                                                    4,143,862   3,282,513
    Inari Amertron Bhd                                                               1,336,000   1,129,035
    IOI Corp. Bhd                                                                    3,931,105   4,724,320
    IOI Properties Group Bhd                                                         2,685,829   1,370,841
    Kuala Lumpur Kepong Bhd                                                            468,800   3,033,581
*   Lafarge Malayan Bhd                                                                183,380     261,947
    Malayan Banking Bhd                                                              4,708,636  12,196,403
    Malaysia Airports Holdings Bhd                                                   1,240,841   2,879,044
    Malaysia Building Society Bhd                                                    1,161,500     348,020
    Maxis Bhd                                                                        2,881,400   4,491,079
    MISC Bhd                                                                         1,886,998   3,645,391
    MMC Corp. Bhd                                                                    1,775,100     908,617
#   My EG Services Bhd                                                               3,146,800   2,016,150
    Nestle Malaysia Bhd                                                                 17,200     499,676
    Petronas Chemicals Group Bhd                                                     3,389,400   7,065,034
    Petronas Dagangan Bhd                                                              351,300   2,213,098
    Petronas Gas Bhd                                                                   890,500   4,082,553
    PPB Group Bhd                                                                      759,700   3,394,792
#   Press Metal Aluminium Holdings Bhd                                               1,771,200   2,626,572
    Public Bank Bhd                                                                  3,656,014  20,607,680
#   QL Resources Bhd                                                                   502,190     618,622
    RHB Bank Bhd                                                                     1,345,705   1,877,390
    Sapura Energy Bhd                                                                5,917,900   1,139,103
    Sime Darby Bhd                                                                   1,631,861   1,279,271
*   Sime Darby Plantation Bhd                                                        3,018,761   4,259,685
*   Sime Darby Property Bhd                                                          3,018,761   1,223,691
    SP Setia Bhd Group                                                               1,043,183     832,036
#   Sunway Bhd                                                                       2,581,525   1,168,459
    Telekom Malaysia Bhd                                                             1,435,664   2,264,652
    Tenaga Nasional Bhd                                                              4,375,250  17,693,722
    Top Glove Corp. Bhd                                                              1,101,700   2,613,730
*   UMW Holdings Bhd                                                                 1,400,766   2,442,434

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
MALAYSIA -- (Continued)
    United Plantations Bhd                                                               49,700 $    362,890
    Westports Holdings Bhd                                                            1,553,100    1,395,170
#   YTL Corp. Bhd                                                                    15,174,099    5,951,681
    YTL Power International Bhd                                                       2,843,597      911,410
                                                                                                ------------
TOTAL MALAYSIA                                                                                   199,775,562
                                                                                                ------------
MEXICO -- (3.8%)
#   Alfa S.A.B. de C.V. Class A                                                       8,348,939   10,447,529
#   America Movil S.A.B. de C.V. Series L                                            48,207,854   45,146,904
    America Movil S.A.B. de C.V. Series L ADR                                           109,448    2,046,678
    Arca Continental S.A.B. de C.V.                                                     663,975    4,831,471
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
      Santand Class B                                                                 2,868,048    4,522,799
#*  Cemex S.A.B. de C.V.                                                             19,131,714   15,922,750
*   Cemex S.A.B. de C.V. Sponsored ADR                                                  417,935    3,464,677
#   Coca-Cola Femsa S.A.B. de C.V. Series L                                             466,088    3,567,830
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                                         36,964    2,816,657
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                                      277,987    2,061,033
#   Fomento Economico Mexicano S.A.B. de C.V.                                         1,785,888   17,434,999
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                              43,259    4,219,483
#   Gruma S.A.B. de C.V. Class B                                                        573,607    6,859,214
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                                  13,641    1,430,259
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                             419,014    4,391,691
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                                   32,374    6,287,355
#   Grupo Bimbo S.A.B. de C.V. Series A                                               2,214,947    5,400,583
    Grupo Carso S.A.B. de C.V. Series A1                                                813,321    3,060,264
#   Grupo Elektra S.A.B. de C.V.                                                        101,807    3,716,782
    Grupo Financiero Banorte S.A.B. de C.V. Class O                                   2,098,866   13,442,305
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O                                   4,226,940    7,478,777
#   Grupo Lala S.A.B. de C.V.                                                         1,192,370    1,909,791
    Grupo Mexico S.A.B. de C.V. Series B                                              6,360,255   22,458,713
#   Grupo Televisa S.A.B. Series CPO                                                  3,641,138   15,073,794
    Grupo Televisa S.A.B. Sponsored ADR                                                 135,493    2,804,705
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.             2,356,506    4,431,486
    Industrias Penoles S.A.B. de C.V.                                                   365,578    8,471,734
    Infraestructura Energetica Nova S.A.B. de C.V.                                      815,508    4,250,233
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A                                   2,348,560    4,400,139
*   La Comer S.A.B. de C.V.                                                              68,882       70,134
    Megacable Holdings S.A.B. de C.V.                                                   204,698      938,047
#   Mexichem S.A.B. de C.V. Series *                                                  3,002,799    8,517,080
*   Organizacion Soriana S.A.B. de C.V. Class B                                       1,096,976    2,398,267
    Promotora y Operadora de Infraestructura S.A.B. de C.V.(2393388)                    347,082    3,553,480
#   Promotora y Operadora de Infraestructura S.A.B. de C.V.(BP85573)                      3,236       25,383
    Wal-Mart de Mexico S.A.B. de C.V.                                                 7,198,435   18,007,932
                                                                                                ------------
TOTAL MEXICO                                                                                     265,860,958
                                                                                                ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                                           15,158      194,936
    Cia de Minas Buenaventura SAA ADR                                                   139,674    2,155,170
    Credicorp, Ltd.                                                                      78,885   18,272,132

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
PERU -- (Continued)
*   Grana y Montero SAA Sponsored ADR                                                   108,988 $   318,245
                                                                                                -----------
TOTAL PERU                                                                                       20,940,483
                                                                                                -----------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                                                     2,290,670   3,425,741
    Aboitiz Power Corp.                                                               2,030,700   1,625,174
*   Alliance Global Group, Inc.                                                       9,703,400   2,901,203
    Ayala Corp.                                                                         315,652   6,461,831
    Ayala Land, Inc.                                                                  9,812,818   8,465,526
    Bank of the Philippine Islands                                                      884,043   2,052,924
    BDO Unibank, Inc.                                                                 1,519,302   4,527,495
    DMCI Holdings, Inc.                                                              10,645,700   2,988,270
*   DoubleDragon Properties Corp.                                                       198,300     147,614
    Emperador, Inc.                                                                   1,850,900     294,462
    Energy Development Corp.                                                          3,763,713     416,435
    Globe Telecom, Inc.                                                                  62,495   2,314,164
    GT Capital Holdings, Inc.                                                           142,305   3,733,189
    International Container Terminal Services, Inc.                                   1,287,400   2,844,325
    JG Summit Holdings, Inc.                                                          2,741,800   4,092,296
    Jollibee Foods Corp.                                                                695,840   3,859,291
    LT Group, Inc.                                                                    4,967,500   2,173,778
    Manila Electric Co.                                                                 335,730   2,216,414
    Megaworld Corp.                                                                  17,406,400   1,679,724
    Metro Pacific Investments Corp.                                                  17,546,400   2,209,443
    Metropolitan Bank & Trust Co.                                                       864,295   1,675,332
*   Philippine National Bank                                                             91,848     105,630
    PLDT, Inc.                                                                           87,155   2,660,204
#   PLDT, Inc. Sponsored ADR                                                             64,443   1,968,734
    Puregold Price Club, Inc.                                                         1,734,500   1,802,527
    Robinsons Land Corp.                                                              2,694,400   1,095,620
    Robinsons Retail Holdings, Inc.                                                     551,510   1,018,108
    San Miguel Corp.                                                                  1,458,480   4,095,297
    Security Bank Corp.                                                                 345,540   1,655,782
    Semirara Mining & Power Corp.                                                     1,900,100   1,404,249
    SM Investments Corp.                                                                249,883   4,980,851
    SM Prime Holdings, Inc.                                                           9,450,810   6,796,551
*   Top Frontier Investment Holdings, Inc.                                               42,789     234,198
    Universal Robina Corp.                                                            1,282,840   4,033,859
                                                                                                -----------
TOTAL PHILIPPINES                                                                                91,956,241
                                                                                                -----------
POLAND -- (1.8%)
*   Alior Bank SA                                                                       216,989   5,539,947
*   AmRest Holdings SE                                                                      344      42,616
    Bank Handlowy w Warszawie SA                                                         45,291   1,146,205
*   Bank Millennium SA                                                                1,297,206   3,713,647
    Bank Pekao SA                                                                       126,554   5,137,022
    Bank Zachodni WBK SA                                                                 44,055   5,526,016
    Budimex SA                                                                            1,450      89,246
    CCC SA                                                                               36,838   3,177,443
    CD Projekt SA                                                                        88,611   3,072,663
#   Cyfrowy Polsat SA                                                                   442,307   3,179,809
    Enea SA                                                                             154,249     506,784

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
POLAND -- (Continued)
    Grupa Azoty SA                                                                      95,471 $  2,022,228
    Grupa Lotos SA                                                                     352,784    6,251,326
#*  ING Bank Slaski SA                                                                  37,589    2,473,594
*   Jastrzebska Spolka Weglowa SA                                                      115,275    3,345,383
    KGHM Polska Miedz SA                                                               356,479   11,699,322
    KRUK SA                                                                              1,152       79,153
    LPP SA                                                                               1,669    4,848,020
*   mBank SA                                                                            32,174    4,895,994
*   Orange Polska SA                                                                   875,057    1,604,177
*   PGE Polska Grupa Energetyczna SA                                                 2,182,660    7,752,168
    Polski Koncern Naftowy Orlen SA                                                    565,808   18,351,851
    Polskie Gornictwo Naftowe i Gazownictwo SA                                       2,283,734    4,478,902
*   Powszechna Kasa Oszczednosci Bank Polski SA                                        752,075   10,253,289
    Powszechny Zaklad Ubezpieczen SA                                                   808,411   11,050,064
*   Tauron Polska Energia SA                                                         2,675,765    2,423,470
                                                                                               ------------
TOTAL POLAND                                                                                    122,660,339
                                                                                               ------------
RUSSIA -- (1.6%)
    Gazprom PJSC Sponsored ADR                                                       2,397,765   12,072,167
*   Lenta, Ltd.(BJ621Y3)                                                                72,165      505,155
*   Lenta, Ltd.(BJ621Y903)                                                              30,830      216,142
    Lukoil PJSC Sponsored ADR                                                          171,816   11,352,650
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR                                 197,103    2,065,753
*   Mail.Ru Group, Ltd. GDR                                                              5,124      168,067
    MegaFon PJSC GDR                                                                   139,778    1,355,094
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                                                36,191      745,897
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                                             406,377    8,358,436
    Novatek PJSC GDR                                                                    47,298    6,302,912
    Novolipetsk Steel PJSC GDR                                                         123,601    3,239,561
    PhosAgro PJSC GDR                                                                   83,207    1,325,308
    Rosneft Oil Co. PJSC GDR                                                           700,727    4,296,178
    Rostelecom PJSC Sponsored ADR(B114RM8)                                              78,867      553,359
    Rostelecom PJSC Sponsored ADR(778529107)                                            20,806      143,353
    RusHydro PJSC ADR(BYZ5W4903)                                                     1,251,910    1,546,479
    RusHydro PJSC ADR(782183404)                                                        12,131       15,062
    Sberbank of Russia PJSC Sponsored ADR                                            1,818,206   36,642,529
    Severstal PJSC GDR                                                                 191,829    3,150,538
    Tatneft PJSC Sponsored ADR                                                         158,756    9,628,762
    VTB Bank PJSC GDR(B1W7FX3)                                                       1,358,280    2,571,162
    VTB Bank PJSC GDR(B1W7FX3)                                                       1,913,221    3,621,727
*   X5 Retail Group NV GDR                                                              17,054      653,850
                                                                                               ------------
TOTAL RUSSIA                                                                                    110,530,141
                                                                                               ------------
SOUTH AFRICA -- (8.4%)
*   Anglo American Platinum, Ltd.                                                       84,902    2,551,966
    AngloGold Ashanti, Ltd.                                                             30,125      335,896
#   AngloGold Ashanti, Ltd. Sponsored ADR                                            1,637,102   18,466,511
    Aspen Pharmacare Holdings, Ltd.                                                    574,874   13,136,406
    Assore, Ltd.                                                                        23,402      620,413
    AVI, Ltd.                                                                          429,602    3,901,234
    Barclays Africa Group, Ltd.                                                      2,057,544   31,268,708
    Bid Corp., Ltd.                                                                    694,776   15,585,283

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
SOUTH AFRICA -- (Continued)
    Bidvest Group, Ltd. (The)                                                          873,084 $ 18,383,795
#*  Brait SE                                                                           225,721      733,886
    Capitec Bank Holdings, Ltd.                                                         76,485    5,164,628
    Clicks Group, Ltd.                                                                 378,720    5,450,412
    Discovery, Ltd.                                                                    595,256    8,455,540
    Distell Group, Ltd.                                                                 54,658      640,456
    Exxaro Resources, Ltd.                                                             484,386    5,840,317
    FirstRand, Ltd.                                                                  4,821,116   27,043,583
    Foschini Group, Ltd. (The)                                                          76,526    1,252,263
    Gold Fields, Ltd. Sponsored ADR                                                  3,443,277   14,737,226
*   Impala Platinum Holdings, Ltd.                                                     170,641      524,138
    Imperial Holdings, Ltd.                                                            583,684   13,996,332
    Investec, Ltd.                                                                     684,825    5,382,128
#   Kumba Iron Ore, Ltd.                                                               164,394    4,972,170
    Liberty Holdings, Ltd.                                                             310,386    3,440,782
    Life Healthcare Group Holdings, Ltd.                                             3,525,337    8,085,963
    MMI Holdings, Ltd.                                                               2,167,694    4,141,453
    Mondi, Ltd.                                                                        303,793    8,125,878
    Mr. Price Group, Ltd.                                                              421,817   10,178,102
    MTN Group, Ltd.                                                                  3,210,942   35,555,385
    Naspers, Ltd. Class N                                                              396,317  112,869,228
#   Nedbank Group, Ltd.                                                                556,344   12,413,387
    NEPI Rockcastle P.L.C.                                                             386,493    5,269,245
    Netcare, Ltd.                                                                    2,862,252    6,273,313
    Novus Holdings, Ltd.                                                               136,672       56,966
    Pick n Pay Stores, Ltd.                                                            261,842    1,501,457
    Pioneer Foods Group, Ltd.                                                          181,827    2,008,156
    PSG Group, Ltd.                                                                    158,836    2,978,518
    Sanlam, Ltd.                                                                     2,089,380   15,554,826
    Sappi, Ltd.                                                                      1,643,118   11,813,448
    Sasol, Ltd.                                                                        146,080    5,249,409
#   Sasol, Ltd. Sponsored ADR                                                          777,405   27,815,551
    Shoprite Holdings, Ltd.                                                            905,692   18,852,737
#   Sibanye Gold, Ltd.                                                               3,744,564    4,414,179
    SPAR Group, Ltd. (The)                                                             284,382    4,915,252
    Standard Bank Group, Ltd.                                                        2,064,368   34,941,052
#   Steinhoff International Holdings NV                                              3,896,458    2,246,724
    Telkom SA SOC, Ltd.                                                                705,050    3,064,783
    Tiger Brands, Ltd.                                                                 311,532   12,113,410
    Truworths International, Ltd.                                                      979,184    8,074,932
    Vodacom Group, Ltd.                                                                750,143   10,364,967
    Woolworths Holdings, Ltd.                                                        2,502,184   13,558,428
                                                                                               ------------
TOTAL SOUTH AFRICA                                                                              584,320,822
                                                                                               ------------
SOUTH KOREA -- (16.4%)
    Amorepacific Corp.                                                                  30,623    8,579,697
    AMOREPACIFIC Group                                                                  42,761    5,678,067
    BGF Co., Ltd.                                                                       25,078      359,551
*   BGF retail Co., Ltd.                                                                13,435    2,767,898
    BNK Financial Group, Inc.                                                          365,932    3,628,873
#*  Celltrion, Inc.                                                                     86,084   25,357,124
    Cheil Worldwide, Inc.                                                               57,841    1,150,723

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- -----------
SOUTH KOREA -- (Continued)
#   CJ CGV Co., Ltd.                                                                  18,162 $ 1,296,655
    CJ CheilJedang Corp.                                                              24,183   8,118,489
    CJ Corp.                                                                          44,364   7,643,194
*   CJ E&M Corp.                                                                      29,913   2,528,572
#*  CJ Logistics Corp.                                                                14,891   2,019,964
*   CJ O Shopping Co., Ltd.                                                            2,962     624,498
    Com2uSCorp                                                                        12,702   1,732,597
    Coway Co., Ltd.                                                                   80,403   7,163,113
    Cuckoo Holdings Co., Ltd.                                                          1,093     100,759
#*  Cuckoo Homesys Co., Ltd.                                                             922     166,273
    Daelim Industrial Co., Ltd.                                                       39,953   3,036,062
*   Daewoo Engineering & Construction Co., Ltd.                                      136,911     794,304
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                16,540     375,447
    DB Insurance Co., Ltd.                                                           149,451  10,123,292
    DGB Financial Group, Inc.                                                        228,009   2,645,960
    Dongsuh Cos., Inc.                                                                15,171     415,510
    Dongwon Systems Corp.                                                                417      20,384
    Doosan Corp.                                                                      21,369   2,374,282
#   Doosan Heavy Industries & Construction Co., Ltd.                                 191,142   3,042,639
#*  Doosan Infracore Co., Ltd.                                                       492,270   5,083,898
    E-MART, Inc.                                                                      19,767   5,370,978
    Grand Korea Leisure Co., Ltd.                                                     38,572   1,099,606
    Green Cross Corp.                                                                  2,754     611,421
#   Green Cross Holdings Corp.                                                        22,011     879,534
#*  GS Engineering & Construction Corp.                                               78,919   2,449,095
    GS Holdings Corp.                                                                180,713  11,742,555
    GS Home Shopping, Inc.                                                             4,597     955,213
    GS Retail Co., Ltd.                                                               47,711   1,737,303
    Hana Financial Group, Inc.                                                       475,468  23,169,512
    Hankook Tire Co., Ltd.                                                           122,536   6,137,060
*   Hanmi Pharm Co., Ltd.                                                              3,042   1,699,184
#*  Hanmi Science Co., Ltd.                                                            5,273     518,187
    Hanon Systems                                                                    266,528   3,255,939
    Hanssem Co., Ltd.                                                                 16,476   2,630,120
*   Hanwha Chemical Corp.                                                            222,590   7,334,285
    Hanwha Corp.                                                                     185,255   8,161,423
    Hanwha Life Insurance Co., Ltd.                                                  845,510   5,939,918
#*  Hanwha Techwin Co., Ltd.                                                          53,496   1,685,780
    Hite Jinro Co., Ltd.                                                              56,016   1,206,987
#*  HLB, Inc.                                                                         12,951     567,084
    Hotel Shilla Co., Ltd.                                                            27,295   2,369,667
*   Hugel, Inc.                                                                        2,135   1,128,664
    Hyosung Corp.                                                                     62,471   7,895,197
*   Hyundai Construction Equipment Co., Ltd.                                           8,892   1,696,786
    Hyundai Department Store Co., Ltd.                                                33,414   3,253,627
    Hyundai Development Co-Engineering & Construction                                110,630   4,577,206
    Hyundai Engineering & Construction Co., Ltd.                                     188,181   7,554,038
    Hyundai Glovis Co., Ltd.                                                          32,891   4,302,930
    Hyundai Greenfood Co., Ltd.                                                       38,183     574,662
#*  Hyundai Heavy Industries Co., Ltd.                                                54,599   7,092,557
    Hyundai Home Shopping Network Corp.                                                5,020     561,226
    Hyundai Marine & Fire Insurance Co., Ltd.                                        191,326   8,298,803
*   Hyundai Merchant Marine Co., Ltd.                                                124,410     538,254

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- -----------
SOUTH KOREA -- (Continued)
*   Hyundai Mipo Dockyard Co., Ltd.                                                   16,531 $ 1,721,051
    Hyundai Mobis Co., Ltd.                                                           54,870  12,722,800
    Hyundai Motor Co.                                                                127,751  19,402,467
*   Hyundai Robotics Co., Ltd.                                                        21,736   9,270,866
*   Hyundai Rotem Co., Ltd.                                                           32,868     527,656
    Hyundai Steel Co.                                                                191,753  10,216,449
#   Hyundai Wia Corp.                                                                 25,756   1,492,691
#   Iljin Materials Co., Ltd.                                                         17,651     641,561
*   Industrial Bank of Korea                                                         341,239   5,317,108
#   Innocean Worldwide, Inc.                                                           3,114     204,950
    IS Dongseo Co., Ltd.                                                               8,114     298,574
*   Jeil Pharmaceutical Co., Ltd.                                                        113       7,797
#   Kakao Corp.                                                                       16,463   2,158,985
    Kangwon Land, Inc.                                                               104,801   3,182,146
*   KB Financial Group, Inc.                                                         312,429  19,648,002
#*  KB Financial Group, Inc. ADR                                                      73,512   4,606,997
    KCC Corp.                                                                          8,160   3,215,423
#   KEPCO Plant Service & Engineering Co., Ltd.                                       17,268     677,394
    Kia Motors Corp.                                                                 358,327  11,618,398
#   KIWOOM Securities Co., Ltd.                                                       22,357   2,239,769
    Kolon Industries, Inc.                                                            33,244   2,533,810
#*  Komipharm International Co., Ltd.                                                 20,283     764,119
#   Korea Aerospace Industries, Ltd.                                                  37,044   1,828,354
*   Korea Electric Power Corp.                                                       216,158   7,230,882
*   Korea Electric Power Corp. Sponsored ADR                                         130,759   2,173,215
*   Korea Gas Corp.                                                                   48,786   2,254,235
    Korea Investment Holdings Co., Ltd.                                               75,306   6,159,443
    Korea Kolmar Co., Ltd.                                                            20,573   1,723,435
    Korea Petrochemical Ind Co., Ltd.                                                  6,572   2,038,453
    Korea Zinc Co., Ltd.                                                              12,459   6,009,080
*   Korean Air Lines Co., Ltd.                                                       153,221   5,528,313
    Korean Reinsurance Co.                                                            69,779     797,199
#*  KT Corp. Sponsored ADR                                                            82,100   1,227,395
    KT&G Corp.                                                                        98,852   9,858,344
#   Kumho Petrochemical Co., Ltd.                                                     36,428   3,511,934
#*  Kumho Tire Co., Inc.                                                             104,196     580,874
    LG Chem, Ltd.                                                                     43,830  17,727,913
    LG Corp.                                                                          86,068   7,178,140
#   LG Display Co., Ltd.                                                             525,059  15,771,445
#*  LG Display Co., Ltd. ADR                                                         808,137  12,049,323
    LG Electronics, Inc.                                                             179,122  17,182,410
    LG Household & Health Care, Ltd.                                                  13,908  15,316,726
#   LG Innotek Co., Ltd.                                                              30,221   3,535,916
    LG International Corp.                                                            23,266     652,448
    LG Uplus Corp.                                                                   326,812   4,374,569
#   LIG Nex1 Co., Ltd.                                                                11,058     606,388
    Loen Entertainment, Inc.                                                           7,273     750,903
    Lotte Chemical Corp.                                                              42,164  16,575,535
    Lotte Chilsung Beverage Co., Ltd.                                                     60      85,186
*   Lotte Confectionery Co., Ltd.                                                        237      38,774
    Lotte Corp.                                                                       28,711   1,876,172
    LOTTE Fine Chemical Co., Ltd.                                                     22,107   1,589,611
    LOTTE Himart Co., Ltd.                                                            11,288     813,985

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CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- ------------
SOUTH KOREA -- (Continued)
    Lotte Shopping Co., Ltd.                                                          20,703 $  4,673,671
    LS Corp.                                                                          33,839    2,502,605
    LS Industrial Systems Co., Ltd.                                                   29,951    1,933,707
    Macquarie Korea Infrastructure Fund                                              445,751    3,439,587
    Mando Corp.                                                                        9,882    2,568,469
    Medy-Tox, Inc.                                                                     6,364    3,629,638
    Meritz Financial Group, Inc.                                                     126,163    1,949,330
    Meritz Fire & Marine Insurance Co., Ltd.                                         148,940    3,473,267
    Meritz Securities Co., Ltd.                                                      753,057    3,735,759
    Mirae Asset Daewoo Co., Ltd.                                                     327,493    3,447,657
    NAVER Corp.                                                                       37,790   32,189,891
    NCSoft Corp.                                                                      15,529    6,423,617
    Nexen Tire Corp.                                                                  64,506      758,267
    NH Investment & Securities Co., Ltd.                                             192,877    3,032,535
#*  NHN Entertainment Corp.                                                           13,146    1,018,220
#   NongShim Co., Ltd.                                                                 3,492    1,058,114
    OCI Co., Ltd.                                                                     19,850    3,139,495
*   Orion Corp.                                                                        8,589      940,963
    Orion Holdings Corp.                                                             105,814    2,700,942
    Ottogi Corp.                                                                       1,053      759,482
#*  Pan Ocean Co., Ltd.                                                              431,074    2,426,839
#   Paradise Co., Ltd.                                                                27,399      606,758
    POSCO                                                                             70,065   24,991,193
*   POSCO Sponsored ADR                                                              104,186    9,322,563
    POSCO Chemtech Co., Ltd.                                                          20,052      926,228
    Posco Daewoo Corp.                                                                92,828    2,094,430
    S-1 Corp.                                                                         25,186    2,344,005
    S-Oil Corp.                                                                       57,001    6,565,651
    Samsung C&T Corp.                                                                 51,407    6,834,383
    Samsung Card Co., Ltd.                                                            43,084    1,570,961
    Samsung Electro-Mechanics Co., Ltd.                                               64,645    6,431,599
    Samsung Electronics Co., Ltd.                                                     95,759  223,820,188
    Samsung Electronics Co., Ltd. GDR                                                 52,509   62,340,320
*   Samsung Engineering Co., Ltd.                                                     62,734    1,026,340
    Samsung Fire & Marine Insurance Co., Ltd.                                         48,894   13,223,209
#*  Samsung Heavy Industries Co., Ltd.                                               395,499    3,397,255
    Samsung Life Insurance Co., Ltd.                                                  57,757    6,975,935
    Samsung SDI Co., Ltd.                                                             49,272    9,082,585
    Samsung SDS Co., Ltd.                                                             30,938    7,427,320
    Samsung Securities Co., Ltd.                                                      94,032    3,833,155
    Seoul Semiconductor Co., Ltd.                                                     47,279    1,084,431
    SFA Engineering Corp.                                                             28,906    1,045,688
*   Shinhan Financial Group Co., Ltd.                                                335,254   16,644,000
*   Shinhan Financial Group Co., Ltd. ADR                                             84,869    4,176,403
    Shinsegae, Inc.                                                                   16,151    5,187,892
*   SK Chemicals Co., Ltd.                                                            15,687    1,689,422
    SK Discovery Co., Ltd.                                                            14,610      696,242
    SK Holdings Co., Ltd.                                                             52,616   15,685,993
    SK Hynix, Inc.                                                                   821,484   56,390,555
    SK Innovation Co., Ltd.                                                           67,906   13,003,503
#   SK Materials Co., Ltd.                                                             9,016    1,435,133
    SK Networks Co., Ltd.                                                            311,683    1,896,792
    SK Telecom Co., Ltd.                                                              19,738    4,901,387

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ---------- --------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd. ADR                                                             24,883 $      684,780
    SKC Co., Ltd.                                                                        45,410      1,926,011
    Ssangyong Cement Industrial Co., Ltd.                                                49,362      1,020,378
    Taekwang Industrial Co., Ltd.                                                           135        174,313
    Tongyang Life Insurance Co., Ltd.                                                    60,459        445,651
*   WONIK IPS Co., Ltd.                                                                   6,099        187,887
    Woori Bank                                                                          486,237      7,666,161
#   Woori Bank Sponsored ADR                                                              3,193        151,093
    Young Poong Corp.                                                                       438        434,701
*   Youngone Corp.                                                                       39,869      1,189,076
#   Yuhan Corp.                                                                           8,320      1,812,681
#*  Yungjin Pharmaceutical Co., Ltd.                                                     60,994        559,947
                                                                                                --------------
TOTAL SOUTH KOREA                                                                                1,142,044,492
                                                                                                --------------
TAIWAN -- (14.5%)
#   Accton Technology Corp.                                                             624,000      2,498,817
#   Acer, Inc.                                                                        3,564,811      3,376,193
    Advanced Semiconductor Engineering, Inc.                                         14,898,564     21,141,515
    Advanced Semiconductor Engineering, Inc. ADR                                        107,173        766,287
    Advantech Co., Ltd.                                                                 471,663      3,687,938
    Airtac International Group                                                          146,518      2,324,748
    Asia Cement Corp.                                                                 3,424,758      3,526,384
*   Asia Pacific Telecom Co., Ltd.                                                    3,398,000      1,171,541
    Asustek Computer, Inc.                                                              964,180      9,287,333
#   AU Optronics Corp.                                                               29,635,873     14,095,805
#   AU Optronics Corp. Sponsored ADR                                                    326,626      1,564,539
    Casetek Holdings, Ltd.                                                              313,000      1,153,643
    Catcher Technology Co., Ltd.                                                      1,524,429     17,438,664
    Cathay Financial Holding Co., Ltd.                                                6,922,450     12,945,542
    Chailease Holding Co., Ltd.                                                       2,403,840      8,079,227
    Chang Hwa Commercial Bank, Ltd.                                                   9,752,283      5,718,103
#   Cheng Shin Rubber Industry Co., Ltd.                                              3,477,965      6,062,602
    Chicony Electronics Co., Ltd.                                                     1,136,664      2,992,300
*   China Airlines, Ltd.                                                              9,417,536      3,900,100
    China Development Financial Holding Corp.                                        19,154,121      7,025,930
    China Life Insurance Co., Ltd.                                                    4,109,014      4,226,303
    China Motor Corp.                                                                   783,000        715,591
*   China Petrochemical Development Corp.                                             3,819,000      1,997,466
    China Steel Corp.                                                                16,351,932     13,976,666
    Chipbond Technology Corp.                                                           797,000      1,839,053
    Chroma ATE, Inc.                                                                    336,000      1,910,168
#   Chunghwa Precision Test Tech Co., Ltd.                                               16,000        651,311
    Chunghwa Telecom Co., Ltd.                                                        1,693,000      6,296,294
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                                            266,427      9,871,120
    Compal Electronics, Inc.                                                          7,293,541      5,429,580
#   Compeq Manufacturing Co., Ltd.                                                    2,229,000      2,763,104
    CTBC Financial Holding Co., Ltd.                                                 21,062,175     15,390,483
    CTCI Corp.                                                                        1,199,000      1,863,213
#   Delta Electronics, Inc.                                                           1,950,486      9,831,106
    E Ink Holdings, Inc.                                                                612,000      1,112,537
    E.Sun Financial Holding Co., Ltd.                                                16,301,745     10,727,927
#   Eclat Textile Co., Ltd.                                                             258,402      2,594,963

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CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
TAIWAN -- (Continued)
#   Elite Material Co., Ltd.                                                            434,000 $ 1,524,172
#   Ennoconn Corp.                                                                       41,000     666,330
#*  Epistar Corp.                                                                     1,411,000   2,487,427
    Eternal Materials Co., Ltd.                                                       1,523,917   1,615,835
    Eva Airways Corp.                                                                 7,272,592   3,849,896
*   Evergreen Marine Corp. Taiwan, Ltd.                                               4,036,008   2,381,986
    Far Eastern International Bank                                                      339,726     112,596
    Far Eastern New Century Corp.                                                     7,623,085   6,802,465
    Far EasTone Telecommunications Co., Ltd.                                          2,601,000   6,785,851
    Farglory Land Development Co., Ltd.                                                 361,393     399,150
    Feng TAY Enterprise Co., Ltd.                                                       500,424   2,364,808
    First Financial Holding Co., Ltd.                                                15,480,226  10,696,141
#   FLEXium Interconnect, Inc.                                                          458,000   1,749,205
    Formosa Chemicals & Fibre Corp.                                                   2,237,518   8,348,056
    Formosa Petrochemical Corp.                                                       1,719,000   7,300,634
    Formosa Plastics Corp.                                                            2,892,153  10,262,433
    Formosa Taffeta Co., Ltd.                                                         1,153,000   1,283,002
#   Foxconn Technology Co., Ltd.                                                      1,305,627   3,725,862
    Fubon Financial Holding Co., Ltd.                                                 9,281,233  17,241,706
#   General Interface Solution Holding, Ltd.                                            368,000   2,729,702
#*  Genius Electronic Optical Co., Ltd.                                                  81,000     776,471
    Giant Manufacturing Co., Ltd.                                                       489,506   2,746,521
    Gigabyte Technology Co., Ltd.                                                       386,000     962,222
    Globalwafers Co., Ltd.                                                              209,000   3,195,553
#   Gourmet Master Co., Ltd.                                                            101,305   1,465,702
#   HannStar Display Corp.                                                            7,103,000   2,598,039
#   Highwealth Construction Corp.                                                     1,292,190   2,029,921
    Hiwin Technologies Corp.                                                            197,925   2,559,274
    Hon Hai Precision Industry Co., Ltd.                                             17,063,653  53,794,990
#   Hota Industrial Manufacturing Co., Ltd.                                             290,235   1,216,949
#   Hotai Motor Co., Ltd.                                                               366,000   4,761,267
#*  HTC Corp.                                                                           399,235     971,291
    Hua Nan Financial Holdings Co., Ltd.                                             11,793,307   7,037,484
#   Innolux Corp.                                                                    29,692,241  13,983,926
    Inventec Corp.                                                                    5,034,551   4,109,051
    Kenda Rubber Industrial Co., Ltd.                                                   904,377   1,147,772
    King Slide Works Co., Ltd.                                                           57,000     772,383
    King Yuan Electronics Co., Ltd.                                                   1,471,000   1,520,077
    King's Town Bank Co., Ltd.                                                        1,545,000   2,213,597
#   Kinsus Interconnect Technology Corp.                                                365,000     630,936
#   Largan Precision Co., Ltd.                                                          133,860  18,346,617
    LCY Chemical Corp.                                                                  817,123   1,264,696
    Lien Hwa Industrial Corp.                                                            76,000      98,438
    Lite-On Technology Corp.                                                          4,890,410   7,186,868
#   Long Chen Paper Co., Ltd.                                                         1,312,509   1,502,667
#*  Macronix International                                                            2,436,000   3,813,272
    MediaTek, Inc.                                                                    1,011,995  10,354,925
    Mega Financial Holding Co., Ltd.                                                 15,905,369  13,796,629
    Merida Industry Co., Ltd.                                                           145,287     685,081
#   Merry Electronics Co., Ltd.                                                         223,000   1,397,289
    Micro-Star International Co., Ltd.                                                1,080,000   3,563,877
    Nan Ya Plastics Corp.                                                             3,340,599   9,171,593
#   Nanya Technology Corp.                                                            1,071,010   2,907,040

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CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
TAIWAN -- (Continued)
    Nien Made Enterprise Co., Ltd.                                                      204,000 $  2,095,427
#   Novatek Microelectronics Corp.                                                      883,000    3,707,077
    Parade Technologies, Ltd.                                                            90,000    1,880,287
    Pegatron Corp.                                                                    4,478,345   12,116,258
    Phison Electronics Corp.                                                            272,000    2,771,473
    Pou Chen Corp.                                                                    6,059,487    8,145,162
    Powertech Technology, Inc.                                                        2,217,819    7,203,414
    Poya International Co., Ltd.                                                         73,275      942,132
    President Chain Store Corp.                                                         875,831    8,666,572
#   Qisda Corp.                                                                       3,158,000    2,300,846
    Quanta Computer, Inc.                                                             4,441,000    9,665,302
    Realtek Semiconductor Corp.                                                         728,950    2,906,258
#*  Ruentex Development Co., Ltd.                                                     1,405,050    1,612,510
#   Ruentex Industries, Ltd.                                                            704,182    1,244,300
    Shin Kong Financial Holding Co., Ltd.                                            12,037,656    4,416,465
#   Silergy Corp.                                                                        55,000    1,174,412
    Siliconware Precision Industries Co., Ltd.                                        2,123,637    3,669,453
    Siliconware Precision Industries Co., Ltd. Sponsored ADR                             21,813      186,065
    Simplo Technology Co., Ltd.                                                         280,000    1,786,920
#   Sino-American Silicon Products, Inc.                                              1,268,000    4,411,482
    SinoPac Financial Holdings Co., Ltd.                                             15,098,101    5,202,268
    St Shine Optical Co., Ltd.                                                           51,000    1,630,208
    Standard Foods Corp.                                                                525,418    1,347,836
    Synnex Technology International Corp.                                             1,622,343    2,293,981
    Taichung Commercial Bank Co., Ltd.                                                  162,383       56,258
#*  TaiMed Biologics, Inc.                                                              109,000      747,009
    Taishin Financial Holding Co., Ltd.                                              15,320,023    7,718,005
    Taiwan Business Bank                                                              5,539,684    1,642,060
    Taiwan Cement Corp.                                                               5,923,720    7,650,324
    Taiwan Cooperative Financial Holding Co., Ltd.                                   13,054,278    7,769,306
    Taiwan FamilyMart Co., Ltd.                                                          89,000      580,722
    Taiwan Fertilizer Co., Ltd.                                                       1,158,000    1,587,229
*   Taiwan Glass Industry Corp.                                                       2,124,375    1,413,870
    Taiwan High Speed Rail Corp.                                                      2,031,000    1,660,204
    Taiwan Mobile Co., Ltd.                                                           2,215,300    8,472,434
#   Taiwan Paiho, Ltd.                                                                  168,000      577,781
    Taiwan Secom Co., Ltd.                                                              411,670    1,272,499
    Taiwan Semiconductor Manufacturing Co., Ltd.                                     24,101,808  210,632,990
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR                        1,815,491   82,259,897
#*  Tatung Co., Ltd.                                                                  2,942,000    2,412,546
    Teco Electric and Machinery Co., Ltd.                                             2,649,000    2,550,875
#   Tong Yang Industry Co., Ltd.                                                        823,000    1,514,617
#*  TPK Holding Co., Ltd.                                                               805,000    2,863,109
    Transcend Information, Inc.                                                         353,181    1,020,892
    Tripod Technology Corp.                                                             821,870    2,649,021
    Uni-President Enterprises Corp.                                                   6,976,033   16,745,875
#   United Microelectronics Corp.                                                    36,484,000   17,805,948
    Vanguard International Semiconductor Corp.                                        1,270,000    2,862,559
    Voltronic Power Technology Corp.                                                     64,350    1,142,370
    Walsin Lihwa Corp.                                                                3,808,000    2,186,262
#   Walsin Technology Corp.                                                             382,000    1,284,973
    Wan Hai Lines, Ltd.                                                               1,467,800      936,654
#   Win Semiconductors Corp.                                                            472,034    4,217,219

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ---------- --------------
TAIWAN -- (Continued)
#   Winbond Electronics Corp.                                                         6,587,407 $    5,326,713
    Wintek Corp.                                                                        604,760          7,119
    Wistron Corp.                                                                     6,562,940      5,506,948
    WPG Holdings, Ltd.                                                                2,259,869      3,080,741
#   Yageo Corp.                                                                         217,900      2,879,723
    Yuanta Financial Holding Co., Ltd.                                               14,611,806      7,008,506
    Yulon Motor Co., Ltd.                                                             1,144,000        932,713
    Zhen Ding Technology Holding, Ltd.                                                1,183,700      2,706,189
                                                                                                --------------
TOTAL TAIWAN                                                                                     1,007,922,039
                                                                                                --------------
THAILAND -- (2.8%)
    Advanced Info Service PCL                                                         1,483,600      9,118,550
    Airports of Thailand PCL                                                          5,701,800     12,743,487
    Bangchak Corp. PCL                                                                1,759,600      2,345,572
    Bangkok Bank PCL(6077019)                                                           222,800      1,579,234
    Bangkok Bank PCL(6368360)                                                            30,080        198,805
    Bangkok Dusit Medical Services PCL Class F                                        6,994,700      4,823,931
    Bangkok Expressway & Metro PCL                                                    9,804,099      2,425,982
    Bangkok Life Assurance PCL                                                          633,500        748,388
    Banpu PCL                                                                         4,013,750      2,921,887
    Banpu Power PCL                                                                     776,100        656,662
    Beauty Community PCL                                                                790,200        560,103
    Berli Jucker PCL                                                                  1,309,800      2,404,646
    BTS Group Holdings PCL                                                            3,433,000        882,364
    Bumrungrad Hospital PCL                                                             402,600      2,519,464
    Carabao Group PCL Class F                                                           298,700        786,806
    Central Pattana PCL                                                               1,796,300      4,760,310
    Central Plaza Hotel PCL                                                             878,200      1,451,049
    CH Karnchang PCL                                                                    680,200        580,950
    Charoen Pokphand Foods PCL                                                        7,318,300      5,654,625
    CP ALL PCL                                                                        4,384,100     11,163,218
    Delta Electronics Thailand PCL                                                      656,900      1,614,984
    Electricity Generating PCL                                                          240,100      1,671,194
    Energy Absolute PCL                                                               2,027,900      4,386,661
*   Esso Thailand PCL                                                                 1,910,700      1,159,109
    Global Power Synergy PCL Class F                                                    678,800      1,804,282
    Glow Energy PCL                                                                     737,100      2,006,315
    Home Product Center PCL                                                           8,486,513      3,847,653
    Indorama Ventures PCL                                                             1,976,800      3,534,508
    Intouch Holdings PCL                                                                598,700      1,099,146
    IRPC PCL                                                                         10,103,500      2,371,032
    Jasmine International PCL                                                         5,215,000      1,290,429
    Kasikornbank PCL                                                                    990,400      7,304,674
    KCE Electronics PCL                                                                 329,600        784,010
    Kiatnakin Bank PCL                                                                  556,000      1,451,245
    Krung Thai Bank PCL                                                               4,657,987      2,974,449
    Land & Houses PCL(6581941)                                                        3,568,340      1,321,607
    Land & Houses PCL(6581930)                                                          790,000        295,115
    Minor International PCL                                                           1,909,570      2,682,665
    MK Restaurants Group PCL                                                            534,100      1,492,138
    Muangthai Leasing PCL Class F                                                     1,040,600      1,420,359
    Pruksa Holding PCL                                                                1,867,300      1,442,805

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
THAILAND -- (Continued)
    PTT Exploration & Production PCL                                                  1,900,155 $  7,219,618
    PTT Global Chemical PCL                                                           2,436,872    7,488,791
    PTT PCL                                                                           1,643,400   25,815,862
    Ratchaburi Electricity Generating Holding PCL                                       755,000    1,319,804
    Robinson PCL                                                                        368,700      844,643
    Siam Cement PCL (The)(6609906)                                                      172,700    2,712,912
    Siam Cement PCL (The)(6609928)                                                      230,100    3,614,598
    Siam City Cement PCL                                                                126,567    1,087,054
    Siam Commercial Bank PCL (The)                                                    1,045,966    5,259,887
    Siam Global House PCL                                                             2,083,808    1,131,058
    Srisawad Corp. PCL                                                                  587,000    1,180,747
    Star Petroleum Refining PCL                                                       4,020,900    2,143,966
    Thai Oil PCL                                                                      1,864,000    6,100,255
    Thai Union Group PCL Class F                                                      2,631,740    1,739,368
    Thanachart Capital PCL                                                            1,561,000    2,940,581
    Tisco Financial Group PCL                                                           403,600    1,140,441
    TMB Bank PCL                                                                     22,306,800    2,065,444
*   Total Access Communication PCL(B1YWK08)                                           1,459,300    2,294,717
*   Total Access Communication PCL(B231MK7)                                             551,500      867,221
    TPI Polene PCL                                                                    2,826,900      193,153
*   True Corp. PCL                                                                   22,033,631    4,748,627
    TTW PCL                                                                             581,700      245,161
    WHA Corp. PCL                                                                     3,611,100      486,553
                                                                                                ------------
TOTAL THAILAND                                                                                   196,920,874
                                                                                                ------------
TURKEY -- (1.3%)
    Akbank Turk A.S.                                                                  1,856,658    5,381,394
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                                         248,847    1,844,612
    Arcelik A.S.                                                                        356,121    1,804,367
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                            93,060      822,795
    BIM Birlesik Magazalar A.S.                                                         342,629    6,829,903
    Coca-Cola Icecek A.S.                                                               163,722    1,566,124
    Enka Insaat ve Sanayi A.S.                                                          589,794      885,925
    Eregli Demir ve Celik Fabrikalari TAS                                             2,461,933    6,509,193
    Ford Otomotiv Sanayi A.S.                                                           126,138    2,013,645
    KOC Holding A.S.                                                                  1,011,450    4,921,592
    Petkim Petrokimya Holding A.S.                                                    1,186,034    2,504,917
    TAV Havalimanlari Holding A.S.                                                      393,004    2,312,761
    Tofas Turk Otomobil Fabrikasi A.S.                                                  212,178    1,796,989
    Tupras Turkiye Petrol Rafinerileri A.S.                                             248,087    7,609,810
*   Turk Hava Yollari AO                                                              1,388,193    6,081,960
*   Turk Telekomunikasyon A.S.                                                          802,767    1,350,433
    Turkcell Iletisim Hizmetleri A.S.                                                 1,578,005    6,548,454
    Turkcell Iletisim Hizmetleri A.S. ADR                                                73,838      771,607
    Turkiye Garanti Bankasi A.S.                                                      2,621,514    8,551,625
    Turkiye Halk Bankasi A.S.                                                           842,119    2,266,715
    Turkiye Is Bankasi Class C                                                        4,082,355    8,722,995
    Turkiye Sise ve Cam Fabrikalari A.S.                                              1,549,665    2,056,974
    Turkiye Vakiflar Bankasi TAO Class D                                              1,917,769    3,829,330
    Ulker Biskuvi Sanayi A.S.                                                           244,375    1,543,133

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                      SHARES      VALUE++
                                                                                     --------- --------------
TURKEY -- (Continued)
#*  Yapi ve Kredi Bankasi A.S.                                                       1,248,055 $    1,544,401
                                                                                               --------------
TOTAL TURKEY                                                                                       90,071,654
                                                                                               --------------
TOTAL COMMON STOCKS                                                                             6,554,890,543
                                                                                               --------------
PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Banco Bradesco SA                                                                2,471,804     31,638,970
    Banco Bradesco SA ADR                                                              960,668     12,200,486
    Centrais Eletricas Brasileiras SA Class B                                          138,132      1,027,460
    Cia Brasileira de Distribuicao                                                     224,359      5,303,103
    Gerdau SA                                                                          833,721      3,773,427
    Itau Unibanco Holding SA                                                         4,057,827     66,590,076
    Lojas Americanas SA                                                                336,338      1,786,110
*   Petroleo Brasileiro SA                                                           2,860,161     17,704,569
#*  Petroleo Brasileiro SA Sponsored ADR                                             1,299,604     16,102,094
    Telefonica Brasil SA                                                               339,962      5,747,464
*   Usinas Siderurgicas de Minas Gerais SA Class A                                     469,000      1,748,336
                                                                                               --------------
TOTAL BRAZIL                                                                                      163,622,095
                                                                                               --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                                    141,552        690,288
                                                                                               --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                                                188,601      2,118,608
    Bancolombia SA                                                                      30,330        346,904
    Grupo Argos SA                                                                      44,067        281,358
    Grupo Aval Acciones y Valores SA                                                 4,099,193      1,841,607
    Grupo de Inversiones Suramericana SA                                               121,138      1,632,250
                                                                                               --------------
TOTAL COLOMBIA                                                                                      6,220,727
                                                                                               --------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                                                         407,394         90,933
                                                                                               --------------
TOTAL PREFERRED STOCKS                                                                            170,624,043
                                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18                                          38,080             --
                                                                                               --------------
INDIA -- (0.0%)
*   Piramal Enterprises , Ltd. Rights 03/30/18                                           3,000         17,122
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)                                           89,360        126,516

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                         SHARES      VALUE++
                                                                                       ---------- --------------
INDIA -- (Continued)
*     TATA Steel, Ltd. Rights 02/28/18(BG026Z4)                                           178,720 $      548,071
                                                                                                  --------------
TOTAL INDIA                                                                                              691,709
                                                                                                  --------------
MALAYSIA -- (0.0%)
*     Sunway Bhd Warrants 10/03/24                                                        346,323         49,313
                                                                                                  --------------
PHILIPPINES -- (0.0%)
*     Robinson Land Co. Rights 02/08/18                                                   744,982         39,210
                                                                                                  --------------
SOUTH KOREA -- (0.0%)
*     Hyundai Heavy Industries Co., Ltd. Rights 03/09/18                                    9,645        298,061
*     Mirae Asset Daewoo Co., Ltd. Rights 02/22/18                                         64,827             --
                                                                                                  --------------
TOTAL SOUTH KOREA                                                                                        298,061
                                                                                                  --------------
TAIWAN -- (0.0%)
*     Casetek Holdings, Ltd. Rights 02/05/18                                               58,709         31,222
                                                                                                  --------------
TOTAL RIGHTS/WARRANTS                                                                                  1,109,515
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES                                                                        6,726,624,101
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund                                                   20,502,080    237,229,564
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,082,506,147)^^                                             $6,963,853,665
                                                                                                  ==============

At January 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)     478     03/16/18  $28,700,057 $30,061,420   $1,361,363
                                                     ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                              $28,700,057 $30,061,420   $1,361,363
                                                     =========== ===========   ==========

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  101,681,212 $  258,083,391   --    $  359,764,603
   Chile                           51,045,364     48,772,821   --        99,818,185
   China                          279,452,944    885,481,144   --     1,164,934,088
   Colombia                        28,306,162             --   --        28,306,162
   Czech Republic                          --     14,000,909   --        14,000,909
   Egypt                              602,015      6,392,721   --         6,994,736
   Greece                                  --     18,703,071   --        18,703,071
   Hungary                                 --     31,726,637   --        31,726,637
   India                           32,388,675    786,025,617   --       818,414,292
   Indonesia                        5,912,878    173,311,377   --       179,224,255
   Malaysia                         5,483,376    194,292,186   --       199,775,562
   Mexico                         265,860,958             --   --       265,860,958
   Peru                            20,940,483             --   --        20,940,483
   Philippines                      1,968,734     89,987,507   --        91,956,241
   Poland                                  --    122,660,339   --       122,660,339
   Russia                           5,853,111    104,677,030   --       110,530,141
   South Africa                    61,019,288    523,301,534   --       584,320,822
   South Korea                     39,054,136  1,102,990,356   --     1,142,044,492
   Taiwan                          94,647,908    913,274,131   --     1,007,922,039
   Thailand                       196,920,874             --   --       196,920,874
   Turkey                             771,607     89,300,047   --        90,071,654
Preferred Stocks
   Brazil                          28,302,580    135,319,515   --       163,622,095
   Chile                                   --        690,288   --           690,288
   Colombia                         6,220,727             --   --         6,220,727
   Malaysia                            90,933             --   --            90,933
Rights/Warrants
   India                                   --        691,709   --           691,709
   Malaysia                                --         49,313   --            49,313
   Philippines                             --         39,210   --            39,210
   South Korea                             --        298,061   --           298,061
   Taiwan                                  --         31,222   --            31,222
Securities Lending Collateral              --    237,229,564   --       237,229,564
Futures Contracts**                 1,361,363             --   --         1,361,363
                               -------------- --------------   --    --------------
TOTAL                          $1,227,885,328 $5,737,329,700   --    $6,965,215,028
                               ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
COMMON STOCKS -- (92.2%)
BRAZIL -- (6.8%)
    AES Tiete Energia SA(BZ8W2J5)                                                          878 $       686
    AES Tiete Energia SA(BZ8W2L7)                                                    2,010,997   7,880,951
*   Aliansce Shopping Centers SA                                                       954,877   5,462,305
    Alupar Investimento SA                                                           1,035,302   6,031,445
    Arezzo Industria e Comercio SA                                                     434,735   8,157,062
*   B2W Cia Digital                                                                  1,578,484  10,545,029
    BR Malls Participacoes SA                                                        7,687,922  30,993,886
    BR Properties SA                                                                   683,553   2,376,161
*   Brasil Brokers Participacoes SA                                                  2,855,468     877,852
    BrasilAgro--Co. Brasileira de Propriedades Agricolas                               209,942     882,445
    Cia de Locacao das Americas                                                         55,100     410,939
    Cia de Saneamento de Minas Gerais-COPASA                                           638,992   9,054,792
*   Cia Energetica de Minas Gerais                                                     177,889     386,690
    Cia Hering                                                                       1,540,736  10,811,066
    Cia Paranaense de Energia                                                          151,600   1,032,059
#   Cia Paranaense de Energia Sponsored ADR                                            127,664     989,396
*   Cia Siderurgica Nacional SA                                                      4,532,630  15,658,935
*   Construtora Tenda SA                                                               385,835   2,705,286
*   Cosan Logistica SA                                                                 334,862   1,053,217
    CSU Cardsystem SA                                                                  104,335     388,334
    CVC Brasil Operadora e Agencia de Viagens SA                                       312,586   5,409,092
    Cyrela Brazil Realty SA Empreendimentos e Participacoes                          2,696,667  12,686,863
    Cyrela Commercial Properties SA Empreendimentos e Participacoes                     41,900     135,715
    Dimed SA Distribuidora da Medicamentos                                               1,100     143,941
*   Direcional Engenharia SA                                                         1,125,009   2,312,911
    Duratex SA                                                                       3,220,733  10,313,229
    EcoRodovias Infraestrutura e Logistica SA                                        2,475,007   8,848,472
    EDP--Energias do Brasil SA                                                       3,335,614  14,363,766
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                           1,033,299   4,573,543
    Embraer SA                                                                         131,784     827,968
    Embraer SA Sponsored ADR                                                           397,127  10,027,457
    Energisa SA                                                                        246,731   2,364,327
*   Eneva SA                                                                            42,900     186,294
    Equatorial Energia SA                                                            1,951,558  42,902,020
    Estacio Participacoes SA                                                         3,387,190  37,224,550
*   Eternit SA                                                                       1,383,778     434,212
*   Even Construtora e Incorporadora SA                                              2,184,488   4,288,557
    Ez Tec Empreendimentos e Participacoes SA                                          796,942   5,572,151
    Fleury SA                                                                        1,463,812  13,788,268
    Fras-Le SA                                                                         161,760     277,364
    GAEC Educacao SA                                                                   285,200   2,459,997
*   Gafisa SA(2479619)                                                                 111,555     602,014
*   Gafisa SA(BDFJWY0)                                                                  82,321     395,585
#   Gafisa SA ADR                                                                       73,263     800,032
#*  Gol Linhas Aereas Inteligentes SA ADR                                              251,292   2,844,625
    Grendene SA                                                                        922,817   8,471,097
    Guararapes Confeccoes SA                                                            83,800   4,152,149
*   Helbor Empreendimentos SA                                                        2,569,948   1,598,696
    Iguatemi Empresa de Shopping Centers SA                                            857,995  11,596,252
    Industrias Romi SA                                                                   4,200      10,679
    International Meal Co. Alimentacao SA                                            1,051,095   3,098,362

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
BRAZIL -- (Continued)
    Iochpe Maxion SA                                                                 1,140,852 $ 8,524,290
*   JHSF Participacoes SA                                                              739,147     441,148
*   JSL SA                                                                             584,907   1,483,607
*   Kepler Weber SA                                                                    135,346     700,024
*   Light SA                                                                           723,407   3,767,004
    Linx SA                                                                          1,014,636   6,752,095
    Localiza Rent a Car SA                                                           3,750,734  30,325,168
*   LPS Brasil Consultoria de Imoveis SA                                                49,579      89,624
    Magazine Luiza SA                                                                   18,525     492,232
    Magnesita Refratarios SA                                                           371,991   6,420,629
    Mahle-Metal Leve SA                                                                500,114   3,869,110
    Marcopolo SA                                                                       304,400     314,112
*   Marfrig Global Foods SA                                                          2,412,440   5,159,839
*   Marisa Lojas SA                                                                    768,020   1,929,438
*   Mills Estruturas e Servicos de Engenharia SA                                       984,608   1,376,109
    Minerva SA                                                                       1,003,369   3,034,137
    MRV Engenharia e Participacoes SA                                                2,678,860  12,748,420
    Multiplus SA                                                                       454,184   5,023,613
    Natura Cosmeticos SA                                                                58,918     645,704
    Odontoprev SA                                                                    2,594,796  13,545,914
*   Paranapanema SA                                                                  1,206,043     594,574
*   Petro Rio SA                                                                        29,200     809,453
    Porto Seguro SA                                                                    691,743   9,591,959
    Portobello SA                                                                      733,551   1,292,022
*   Profarma Distribuidora de Produtos Farmaceuticos SA                                 46,468     102,998
*   Prumo Logistica SA                                                                 337,578   1,190,399
    QGEP Participacoes SA                                                              845,794   2,668,584
    Qualicorp SA                                                                     2,251,805  21,631,075
*   Renova Energia SA                                                                   11,700      22,179
*   Restoque Comercio e Confeccoes de Roupas SA                                        136,181   1,320,808
*   RNI Negocios Imobiliarios SA                                                       113,038     215,679
*   Rumo SA                                                                          1,519,174   6,805,452
*   Santos Brasil Participacoes SA                                                   2,613,040   2,889,073
    Sao Carlos Empreendimentos e Participacoes SA                                       72,709     930,247
    Sao Martinho SA                                                                  1,514,386   8,952,657
    Ser Educacional SA                                                                 440,617   4,589,368
    SLC Agricola SA                                                                    632,873   6,236,721
    Smiles Fidelidade SA                                                               505,800  13,041,893
    Sonae Sierra Brasil SA                                                             257,946   1,973,169
*   Springs Global Participacoes SA                                                     78,500     292,297
    Sul America SA                                                                   2,893,754  18,441,750
    T4F Entretenimento SA                                                              217,400     494,512
    Technos SA                                                                         286,300     335,141
*   Tecnisa SA                                                                       1,488,036     952,804
    Tegma Gestao Logistica SA                                                          217,302   1,491,197
*   Terra Santa Agro SA                                                                  4,000      17,338
    Totvs SA                                                                         1,043,026  10,637,432
*   TPI--Triunfo Participacoes e Investimentos SA                                      329,501     387,875
    Transmissora Alianca de Energia Eletrica SA                                      2,006,218  12,693,224
    Tupy SA                                                                            370,389   2,104,610
*   Usinas Siderurgicas de Minas Gerais SA                                              42,600     188,676
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA    778,475   4,985,727

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ----------- ------------
BRAZIL -- (Continued)
    Via Varejo SA(B7VY430)                                                               205,862 $    522,319
    Via Varejo SA(BGSHPP4)                                                             1,547,219   13,168,115
    Wiz Solucoes e Corretagem de Seguros SA                                              404,644    1,736,065
                                                                                                 ------------
TOTAL BRAZIL                                                                                      588,358,333
                                                                                                 ------------
CHILE -- (1.7%)
    AES Gener SA                                                                       4,463,882    1,432,329
    Banmedica SA                                                                       1,875,586    6,526,122
    Banvida SA                                                                            28,774       23,888
    Besalco SA                                                                         2,961,810    3,531,493
    CAP SA                                                                               723,515    9,366,061
    Cementos BIO BIO SA                                                                  352,724      529,758
*   Cia Pesquera Camanchaca SA                                                           172,284       16,547
*   Cia Sud Americana de Vapores SA                                                  166,163,658    8,651,570
    Clinica LAS Condes SA                                                                  1,421       82,798
    Cristalerias de Chile SA                                                             130,323    1,439,336
    Embotelladora Andina SA Class B ADR                                                   31,239      907,493
    Empresa Nacional de Telecomunicaciones SA                                            852,516   10,187,408
*   Empresas AquaChile SA                                                              1,421,706      859,933
    Empresas Hites SA                                                                  1,227,475    1,528,607
*   Empresas La Polar SA                                                              19,698,286    2,131,245
    Engie Energia Chile SA                                                             5,861,193   13,003,180
*   Enjoy SA                                                                           2,562,139      263,491
    Forus SA                                                                             842,435    3,843,370
    Grupo Security SA                                                                  5,667,773    3,064,914
    Hortifrut SA                                                                          17,837       66,640
    Instituto de Diagnostico SA                                                            1,674       12,093
    Inversiones Aguas Metropolitanas SA                                                3,924,359    7,753,218
    Inversiones La Construccion SA                                                       308,024    6,398,044
*   Masisa SA                                                                         19,436,071    1,532,245
    Multiexport Foods SA                                                               4,418,816    2,038,095
    Parque Arauco SA                                                                   6,290,103   20,728,406
    PAZ Corp. SA                                                                       1,318,253    2,455,773
    Ripley Corp. SA                                                                    9,400,766   11,137,233
    Salfacorp SA                                                                       3,382,346    6,964,935
    Sigdo Koppers SA                                                                     912,967    1,927,571
    Sociedad Matriz SAAM SA                                                           38,537,551    4,249,204
    Socovesa SA                                                                        3,073,950    2,171,270
    Sonda SA                                                                           3,121,469    6,476,576
    Vina Concha y Toro SA                                                              4,492,052    9,987,839
    Vina San Pedro Tarapaca SA                                                         1,866,636       24,813
                                                                                                 ------------
TOTAL CHILE                                                                                       151,313,498
                                                                                                 ------------
CHINA -- (16.0%)
*   21Vianet Group, Inc. ADR                                                             526,616    4,797,472
#   361 Degrees International, Ltd.                                                    5,552,000    2,020,148
#*  3SBio, Inc.                                                                        4,617,500    9,423,650
#*  500.com, Ltd. Class A ADR                                                            133,502    1,668,775
#*  51job, Inc. ADR                                                                      117,722    8,251,135
*   A8 New Media Group, Ltd.                                                           5,228,000      341,196
*   Advanced Semiconductor Manufacturing Corp., Ltd. Class H                           1,112,000      121,918
#   Agile Group Holdings, Ltd.                                                         5,011,500    8,978,732

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
CHINA -- (Continued)
    Ajisen China Holdings, Ltd.                                                       4,260,000 $2,060,452
*   AKM Industrial Co., Ltd.                                                          2,130,000    513,947
#*  Alibaba Pictures Group, Ltd.                                                     36,690,000  5,107,361
    AMVIG Holdings, Ltd.                                                              2,508,000    660,342
    Anhui Expressway Co., Ltd. Class H                                                2,770,000  2,305,506
#*  Anton Oilfield Services Group                                                    12,730,000  1,863,482
*   Anxin-China Holdings, Ltd.                                                       16,347,000    150,876
*   Aowei Holdings, Ltd.                                                              1,833,000    491,419
*   Art Group Holdings, Ltd.                                                            320,000     18,035
    Asia Cement China Holdings Corp.                                                  3,016,500  1,229,758
#*  Asian Citrus Holdings, Ltd.                                                       2,314,000     33,278
    ATA, Inc. ADR                                                                         1,400      7,014
    Ausnutria Dairy Corp., Ltd.                                                         969,000    639,878
#*  AVIC International Holding HK, Ltd.                                              24,764,000  1,680,593
    AVIC International Holdings, Ltd. Class H                                         1,960,000  1,699,057
    AviChina Industry & Technology Co., Ltd. Class H                                 12,279,000  6,577,407
    BAIOO Family Interactive, Ltd.                                                    5,960,000    380,251
    Bank of Chongqing Co., Ltd. Class H                                               2,259,500  2,075,585
    Bank of Zhengzhou Co., Ltd. Class H                                                  14,000      8,423
*   Baofeng Modern International Holdings Co., Ltd.                                     234,000     15,553
*   Baoye Group Co., Ltd. Class H                                                     1,758,000  1,237,757
#*  Baozun, Inc. Sponsored ADR                                                          136,671  5,323,335
    BBI Life Sciences Corp.                                                             754,500    338,315
    Beijing Capital Land, Ltd. Class H                                                8,706,500  5,677,010
#*  Beijing Enterprises Clean Energy Group, Ltd.                                     43,908,570  1,457,007
*   Beijing Enterprises Environment Group, Ltd.                                         625,000     87,769
#*  Beijing Enterprises Medical & Health Group, Ltd.                                 27,882,000  1,532,762
    Beijing Jingneng Clean Energy Co., Ltd. Class H                                  10,584,000  2,995,156
#   Beijing North Star Co., Ltd. Class H                                              6,030,000  2,376,960
#*  Beijing Properties Holdings, Ltd.                                                 9,870,000    403,006
    Beijing Urban Construction Design & Development Group Co., Ltd. Class H           1,832,000  1,115,689
#   Best Pacific International Holdings, Ltd.                                         2,058,000  1,227,658
*   Besunyen Holdings Co., Ltd.                                                       1,155,000     87,054
#*  BII Railway Transportation Technology Holdings Co., Ltd.                          1,960,000    167,576
    Billion Industrial Holdings, Ltd.                                                    64,000     82,063
#*  Bitauto Holdings, Ltd. ADR                                                          175,017  6,088,841
#*  Boer Power Holdings, Ltd.                                                         2,784,000    643,126
    Bosideng International Holdings, Ltd.                                            20,196,000  1,854,785
#*  Boyaa Interactive International, Ltd.                                             2,971,000  1,240,065
    Brilliant Circle Holdings International, Ltd.                                       250,000     35,366
*   C C Land Holdings, Ltd.                                                          15,400,015  3,517,014
#*  C.banner International Holdings, Ltd.                                             4,396,000  1,427,488
    Cabbeen Fashion, Ltd.                                                             1,566,000    449,369
#   Canvest Environmental Protection Group Co., Ltd.                                  4,729,000  2,738,549
*   Capital Environment Holdings, Ltd.                                               19,708,000    778,273
#*  CAR, Inc.                                                                         5,982,000  4,956,050
#*  Carnival Group International Holdings, Ltd.                                      13,740,000    632,091
    Carrianna Group Holdings Co., Ltd.                                                2,031,257    288,198
*   CECEP COSTIN New Materials Group, Ltd.                                            4,494,000     64,630
#*  Central China Real Estate, Ltd.                                                   6,460,626  3,224,191
#   Central China Securities Co., Ltd. Class H                                        4,305,000  1,891,139
*   Century Sunshine Group Holdings, Ltd.                                            12,725,000    422,153
#*  CGN Meiya Power Holdings Co., Ltd.                                                8,924,000  1,279,795

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
CHINA -- (Continued)
    Changshouhua Food Co., Ltd.                                                       1,773,000 $   877,302
#*  Changyou.com, Ltd. ADR                                                               79,825   2,456,215
#   Chaowei Power Holdings, Ltd.                                                      4,529,000   2,573,604
*   Cheetah Mobile, Inc. ADR                                                            205,689   3,408,267
*   Chigo Holding, Ltd.                                                              20,666,000     302,744
#*  Chiho Environmental Group Ltd                                                     1,632,000     876,622
#   China Aerospace International Holdings, Ltd.                                     17,454,500   2,100,518
    China Agri-Industries Holdings, Ltd.                                             14,885,800   6,911,284
#   China Aircraft Leasing Group Holdings, Ltd.                                       1,455,500   1,527,834
    China All Access Holdings, Ltd.                                                   6,234,000   1,911,368
    China Aluminum Cans Holdings, Ltd.                                                  432,000      54,119
*   China Animal Healthcare, Ltd.                                                     3,671,000     291,757
#   China Animation Characters Co., Ltd.                                              5,212,000   1,917,243
    China Aoyuan Property Group, Ltd.                                                 8,910,000   7,834,553
*   China Beidahuang Industry Group Holdings, Ltd.                                    1,744,000      80,206
    China BlueChemical, Ltd. Class H                                                 12,878,000   4,632,657
*   China Chengtong Development Group, Ltd.                                           2,628,000     166,199
*   China City Infrastructure Group, Ltd.                                             1,220,000      64,594
    China Communications Services Corp., Ltd. Class H                                15,302,000   9,693,442
    China Conch Venture Holdings, Ltd.                                                4,881,500  13,655,146
    China Datang Corp. Renewable Power Co., Ltd. Class H                             15,306,000   1,971,622
*   China Daye Non-Ferrous Metals Mining, Ltd.                                        7,434,000     102,167
    China Distance Education Holdings, Ltd. ADR                                           4,300      41,538
    China Dongxiang Group Co., Ltd.                                                  24,303,985   4,939,566
#*  China Dynamics Holdings, Ltd.                                                    10,040,000     200,895
#   China Electronics Huada Technology Co., Ltd.                                      5,858,000     982,942
#   China Electronics Optics Valley Union Holding Co., Ltd.                          13,912,000   1,243,014
#*  China Energine International Holding, Ltd.                                        6,166,000     306,309
    China Everbright, Ltd.                                                            6,106,000  15,022,900
*   China Fiber Optic Network System Group, Ltd.                                      9,639,999     161,803
    China Financial Services Holdings, Ltd.                                           7,270,000     614,076
*   China Fire Safety Enterprise Group, Ltd.                                          8,890,000     442,274
#   China Foods, Ltd.                                                                 7,158,000   3,857,399
*   China Glass Holdings, Ltd.                                                        4,632,000     472,113
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A                  3,560,000   2,232,472
    China Greenfresh Group Co., Ltd.                                                  2,687,000     446,063
#   China Greenland Broad Greenstate Group Co., Ltd.                                  5,628,000     879,104
    China Hanking Holdings, Ltd.                                                      4,234,000     640,841
#*  China Harmony New Energy Auto Holding, Ltd.                                       6,001,000   4,401,668
*   China High Precision Automation Group, Ltd.                                       1,289,000      37,693
#   China High Speed Transmission Equipment Group Co., Ltd.                           2,578,000   4,541,058
#*  China Huiyuan Juice Group, Ltd.                                                   4,929,500   1,466,065
*   China ITS Holdings Co., Ltd.                                                      3,835,412     234,893
#   China Jinmao Holdings Group, Ltd.                                                27,318,300  17,782,977
    China Lesso Group Holdings, Ltd.                                                  7,387,000   5,756,099
    China Lilang, Ltd.                                                                3,645,000   3,291,315
*   China Logistics Property Holdings Co., Ltd.                                         384,000     122,634
#*  China Longevity Group Co., Ltd.                                                   1,076,350      35,362
#*  China LotSynergy Holdings, Ltd.                                                  36,860,000     829,187
    China Machinery Engineering Corp. Class H                                         6,714,000   4,401,546
    China Maple Leaf Educational Systems, Ltd.                                        4,134,000   5,169,004
    China Medical System Holdings, Ltd.                                               6,629,500  14,190,581
    China Meidong Auto Holdings, Ltd.                                                 2,036,000     727,950

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
CHINA -- (Continued)
    China Merchants Land, Ltd.                                                       10,510,000 $ 2,064,549
*   China Modern Dairy Holdings, Ltd.                                                 1,713,000     327,698
#   China National Building Material Co., Ltd. Class H                               21,806,000  23,136,122
    China National Materials Co., Ltd. Class H                                        8,937,000   8,061,764
#*  China New Town Development Co., Ltd.                                             11,720,648     464,406
#   China NT Pharma Group Co., Ltd.                                                   5,549,000   1,258,867
*   China Nuclear Energy Technology Corp., Ltd.                                       3,192,000     604,550
#*  China Oceanwide Holdings, Ltd.                                                    4,994,000     357,376
    China Oil & Gas Group, Ltd.                                                      32,738,000   3,294,884
#*  China Online Education Group ADR                                                     11,484     137,808
#   China Oriental Group Co., Ltd.                                                    3,590,000   2,790,536
*   China Outfitters Holdings, Ltd.                                                      24,000         893
#   China Overseas Grand Oceans Group, Ltd.                                          13,020,750   8,150,088
    China Overseas Property Holdings, Ltd.                                           10,065,000   3,861,943
    China Pioneer Pharma Holdings, Ltd.                                               3,284,000   1,065,203
#   China Power Clean Energy Development Co., Ltd.                                    3,760,499   2,332,272
#   China Power International Development, Ltd.                                      29,387,333   8,018,976
*   China Properties Group, Ltd.                                                      2,751,000     613,784
*   China Rare Earth Holdings, Ltd.                                                   8,316,799     605,898
    China Resources Cement Holdings, Ltd.                                            17,538,000  13,193,789
#   China Resources Phoenix Healthcare Holdings Co., Ltd.                             3,464,000   5,007,717
#*  China Ruifeng Renewable Energy Holdings, Ltd.                                     5,192,000     438,113
*   China Rundong Auto Group, Ltd.                                                      134,000      57,030
*   China Saite Group Co., Ltd.                                                       1,632,000     111,902
    China Sanjiang Fine Chemicals Co., Ltd.                                           5,457,000   2,354,773
    China SCE Property Holdings, Ltd.                                                10,374,200   5,575,708
#*  China Shengmu Organic Milk, Ltd.                                                  8,727,000   1,360,553
    China Shineway Pharmaceutical Group, Ltd.                                         2,378,200   2,927,298
    China Silver Group, Ltd.                                                          7,396,000   2,099,717
#   China Singyes Solar Technologies Holdings, Ltd.                                   4,487,040   1,832,142
#   China South City Holdings, Ltd.                                                  21,742,000   6,546,111
    China Starch Holdings, Ltd.                                                       7,990,000     325,075
    China Sunshine Paper Holdings Co., Ltd.                                           1,758,500     534,274
    China Suntien Green Energy Corp., Ltd. Class H                                   11,084,000   2,753,068
*   China Taifeng Beddings Holdings, Ltd.                                             1,336,000      34,584
#   China Tian Lun Gas Holdings, Ltd.                                                 1,747,500   1,359,850
    China Traditional Chinese Medicine Holdings Co., Ltd.                            12,676,000   8,338,428
    China Travel International Investment Hong Kong, Ltd.                            17,251,900   6,357,022
#   China Vast Industrial Urban Development Co., Ltd.                                 1,112,000     563,804
#   China Water Affairs Group, Ltd.                                                   6,844,000   6,447,836
#*  China Water Industry Group, Ltd.                                                  8,460,000   1,794,738
    China Wood Optimization Holding, Ltd.                                             2,376,000     611,194
    China XLX Fertiliser, Ltd.                                                        1,841,000     838,549
#*  China Yurun Food Group, Ltd.                                                     11,960,000   1,770,694
#   China ZhengTong Auto Services Holdings, Ltd.                                      6,284,000   6,373,489
#   China Zhongwang Holdings, Ltd.                                                   10,812,000   6,207,509
#   Chinasoft International, Ltd.                                                    15,102,000  10,648,662
    Chongqing Machinery & Electric Co., Ltd. Class H                                  8,914,000     943,065
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.                        2,662,000     282,750
    Chu Kong Shipping Enterprise Group Co., Ltd.                                      1,124,000     296,568
#   CIFI Holdings Group Co., Ltd.                                                    19,426,000  16,688,845
#*  CIMC Enric Holdings, Ltd.                                                         5,278,000   5,793,929
*   CITIC Dameng Holdings, Ltd.                                                       5,981,000     396,944

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
CHINA -- (Continued)
#   CITIC Resources Holdings, Ltd.                                                   17,636,600 $ 1,934,262
#   Citychamp Watch & Jewellery Group, Ltd.                                          11,676,000   2,772,981
    Clear Media, Ltd.                                                                   368,000     330,765
*   Coastal Greenland, Ltd.                                                           5,286,000     244,612
#   Cogobuy Group                                                                     3,687,000   2,223,183
#   Colour Life Services Group Co., Ltd.                                              1,837,000   1,233,636
#   Comba Telecom Systems Holdings, Ltd.                                             10,949,338   1,914,227
*   Comtec Solar Systems Group, Ltd.                                                  4,958,000     177,408
    Concord New Energy Group, Ltd.                                                   39,344,964   1,905,633
    Consun Pharmaceutical Group, Ltd.                                                 2,863,000   3,240,175
#*  Coolpad Group, Ltd.                                                              20,467,606     409,352
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H                            9,210,000   5,293,298
#   COSCO SHIPPING International Hong Kong Co., Ltd.                                  3,777,000   1,585,254
    COSCO SHIPPING Ports, Ltd.                                                        8,568,469   8,953,852
*   Coslight Technology International Group Co., Ltd.                                 1,168,000     442,770
#   Cosmo Lady China Holdings Co., Ltd.                                               4,637,000   1,822,995
    CP Pokphand Co., Ltd.                                                            42,714,594   3,381,555
    CPMC Holdings, Ltd.                                                               2,311,000   1,936,559
#   CRCC High-Tech Equipment Corp., Ltd. Class H                                      3,203,000     918,446
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H                        732,000   1,156,563
#   CT Environmental Group, Ltd.                                                     21,818,000   4,232,583
#*  CWT International, Ltd.                                                          24,080,000   1,004,415
*   Cybernaut International Holdings Co., Ltd.                                          592,000      21,568
#   Da Ming International Holdings, Ltd.                                                880,000     349,576
*   DaChan Food Asia, Ltd.                                                            1,523,955     107,079
    Dah Chong Hong Holdings, Ltd.                                                     6,350,000   3,203,101
#   Dalian Port PDA Co., Ltd. Class H                                                 4,338,400     802,755
*   Daphne International Holdings, Ltd.                                               7,022,000     465,284
    Dawnrays Pharmaceutical Holdings, Ltd.                                            3,467,943   1,988,876
#*  DBA Telecommunication Asia Holdings, Ltd.                                           876,000       7,346
#*  Differ Group Holding Co., Ltd.                                                   11,690,000     910,419
#*  Digital China Holdings, Ltd.                                                      7,886,500   4,700,941
*   Dongfang Electric Corp., Ltd. Class H                                             2,218,000   2,115,721
#   Dongjiang Environmental Co., Ltd. Class H                                         1,269,775   1,798,475
    Dongyue Group, Ltd.                                                               6,260,000   5,485,641
    Dragon Crown Group Holdings, Ltd.                                                    62,000       8,700
#   Dynagreen Environmental Protection Group Co., Ltd. Class H                        3,319,000   1,874,126
#*  Dynasty Fine Wines Group, Ltd.                                                    1,614,000      55,707
    E-Commodities Holdings, Ltd.                                                      8,448,000     938,786
#*  eHi Car Services, Ltd. Sponsored ADR                                                128,861   1,519,271
    Embry Holdings, Ltd.                                                                473,000     167,118
    Essex Bio-technology, Ltd.                                                          154,000     110,205
    EVA Precision Industrial Holdings, Ltd.                                           5,156,435     779,694
*   EverChina International Holdings Co., Ltd.                                       13,120,000     300,430
    Evergreen International Holdings, Ltd.                                              860,000      71,338
#*  Fang Holdings, Ltd. ADR                                                             448,178   2,339,489
    Fantasia Holdings Group Co., Ltd.                                                16,954,500   3,107,368
    Far East Horizon, Ltd.                                                           10,901,000  11,719,875
#*  Feiyu Technology International Co., Ltd.                                          1,878,000     225,296
#   First Tractor Co., Ltd. Class H                                                   2,469,176   1,046,694
#*  Forgame Holdings, Ltd.                                                              282,300     332,199
    Fu Shou Yuan International Group, Ltd.                                            5,805,000   5,201,605
    Fufeng Group, Ltd.                                                                8,537,600   6,223,183

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
CHINA -- (Continued)
#*  Fuguiniao Co., Ltd. Class H                                                       2,430,200 $   226,007
#   Future Land Development Holdings, Ltd.                                           13,022,000  12,747,955
#*  GCL-Poly Energy Holdings, Ltd.                                                   85,046,000  14,625,598
    Gemdale Properties & Investment Corp., Ltd.                                      19,344,000   2,829,892
#   Genscript Biotech Corp.                                                           1,058,000   3,854,467
*   Glorious Property Holdings, Ltd.                                                 21,070,501   2,365,033
#   Golden Eagle Retail Group, Ltd.                                                   3,418,000   4,333,078
*   Golden Meditech Holdings, Ltd.                                                      356,000      62,203
    Golden Throat Holdings Group Co., Ltd.                                            1,011,500     232,028
    Golden Wheel Tiandi Holdings Co., Ltd.                                              156,000      16,778
    Goldlion Holdings, Ltd.                                                           1,872,962     752,126
    Goldpac Group, Ltd.                                                               2,369,000     675,845
#   GOME Retail Holdings, Ltd.                                                       84,442,000  10,697,260
    Good Friend International Holdings, Inc.                                            398,667     114,382
#*  Grand Baoxin Auto Group, Ltd.                                                     2,677,492   1,202,539
#   Greatview Aseptic Packaging Co., Ltd.                                             7,310,000   5,238,668
    Greenland Hong Kong Holdings, Ltd.                                                7,312,000   4,144,332
#   Greentown China Holdings, Ltd.                                                    5,689,148   9,924,254
    Greentown Service Group Co., Ltd.                                                   464,000     383,707
#*  Ground International Development, Ltd.                                              355,000      82,679
*   Guangdong Land Holdings, Ltd.                                                     4,762,800   1,079,566
    Guangdong Yueyun Transportation Co., Ltd. Class H                                 1,342,000     881,922
#   Guangshen Railway Co., Ltd. Class H                                               1,542,000   1,030,094
*   Guodian Technology & Environment Group Corp., Ltd. Class H                        4,485,000     320,563
    Guolian Securities Co., Ltd. Class H                                              1,549,000     731,327
#   Guorui Properties, Ltd.                                                           2,699,000     802,567
*   Haichang Ocean Park Holdings, Ltd.                                                5,418,000   1,350,139
#*  Hailiang Education Group, Inc. ADR                                                    9,040     421,264
    Haitian International Holdings, Ltd.                                              4,300,000  13,501,091
*   Hanergy Thin Film Power Group, Ltd.                                              17,084,000      91,650
*   Harbin Bank Co., Ltd. Class H                                                     1,219,000     402,727
    Harbin Electric Co., Ltd. Class H                                                 5,181,413   2,171,199
#   Harmonicare Medical Holdings, Ltd.                                                2,367,000     859,498
#   HC International, Inc.                                                            3,107,000   2,326,402
*   Health and Happiness H&H International Holdings, Ltd.                             1,486,500  10,463,495
    Henderson Investment, Ltd.                                                        1,619,000     138,823
*   Heng Tai Consumables Group, Ltd.                                                  2,515,000     205,902
    Hengdeli Holdings, Ltd.                                                          17,837,399     987,403
*   Hi Sun Technology China, Ltd.                                                    12,699,000   2,587,243
    Hilong Holding, Ltd.                                                              6,492,000   1,346,117
    Hisense Kelon Electrical Holdings Co., Ltd. Class H                               2,340,000   3,201,658
    HKC Holdings, Ltd.                                                                1,424,577   1,061,769
    HNA Infrastructure Co., Ltd. Class H                                                793,000     791,731
*   Honghua Group, Ltd.                                                              19,282,000   2,356,643
    Honworld Group, Ltd.                                                              1,162,000     568,030
    Hopefluent Group Holdings, Ltd.                                                   1,619,670     838,029
    Hopewell Highway Infrastructure, Ltd.                                             3,432,000   2,104,307
    Hopson Development Holdings, Ltd.                                                 4,514,000   4,740,818
#   HOSA International, Ltd.                                                          4,668,000   1,686,996
#*  Hua Han Health Industry Holdings, Ltd.                                           25,871,698   1,314,644
    Hua Hong Semiconductor, Ltd.                                                      2,146,000   4,274,587
    Huadian Fuxin Energy Corp., Ltd. Class H                                         18,354,000   4,824,380
*   Huajun Holdings, Ltd.                                                               112,000       7,600

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
CHINA -- (Continued)
    Huaneng Renewables Corp., Ltd. Class H                                           29,224,000 $10,100,387
    Huaxi Holdings Co., Ltd.                                                            412,000     141,606
    Huazhang Technology Holding, Ltd.                                                   432,000     235,481
#*  Hydoo International Holding, Ltd.                                                 2,570,000     230,901
#*  IMAX China Holding, Inc.                                                            722,500   1,859,857
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                                         139,600     208,863
#   Jiangnan Group, Ltd.                                                             11,392,000     814,606
#*  Jiayuan International Group, Ltd.                                                 1,920,000   1,913,043
#*  Jinchuan Group International Resources Co., Ltd.                                  7,728,000   1,446,741
*   JinkoSolar Holding Co., Ltd. ADR                                                    155,767   3,461,143
    Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.                305,000     201,151
    JNBY Design, Ltd.                                                                   724,500   1,093,577
    Joy City Property, Ltd.                                                          14,562,000   2,509,195
    Ju Teng International Holdings, Ltd.                                              5,892,000   1,685,251
*   Jutal Offshore Oil Services, Ltd.                                                   420,000     127,677
    K Wah International Holdings, Ltd.                                                6,490,952   4,656,766
*   Kai Yuan Holdings, Ltd.                                                          13,400,000      83,129
*   Kaisa Group Holdings, Ltd.                                                       17,438,000  11,047,136
    Kangda International Environmental Co., Ltd.                                      4,309,000     915,184
*   Kasen International Holdings, Ltd.                                                4,399,000     776,104
    Kingboard Chemical Holdings, Ltd.                                                 3,720,921  20,359,866
    Kingboard Laminates Holdings, Ltd.                                                5,858,500  10,291,482
#*  Kingdee International Software Group Co., Ltd.                                   15,099,200   9,820,922
#   Kingsoft Corp., Ltd.                                                              3,885,000  13,256,657
*   Kong Sun Holdings, Ltd.                                                             825,000      28,335
#*  Koradior Holdings, Ltd.                                                           1,008,000   1,042,448
#*  KuangChi Science, Ltd.                                                            3,036,000     876,267
    KWG Property Holding, Ltd.                                                       10,848,950  18,281,921
*   Labixiaoxin Snacks Group, Ltd.                                                    1,152,000      66,570
    Lai Fung Holdings, Ltd.                                                             614,467   1,024,475
    Le Saunda Holdings, Ltd.                                                          2,049,799     357,312
#   Lee & Man Chemical Co., Ltd.                                                        998,785     797,034
    Lee & Man Paper Manufacturing, Ltd.                                               2,441,000   2,866,667
    Lee's Pharmaceutical Holdings, Ltd.                                               1,685,500   2,803,683
    Leoch International Technology, Ltd.                                              2,642,000     465,188
#*  Leyou Technologies Holdings, Ltd.                                                 9,420,000   2,056,425
*   Li Ning Co., Ltd.                                                                10,086,000   8,112,245
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                                    3,009,600   1,067,963
#*  Lifestyle China Group, Ltd.                                                       1,309,500     389,600
#*  Lifetech Scientific Corp.                                                        16,038,000   4,227,833
    Livzon Pharmaceutical Group, Inc. Class H                                           707,434   5,828,896
#   Logan Property Holdings Co., Ltd.                                                 7,038,000  10,682,307
#*  LongiTech Smart Energy Holding, Ltd.                                                614,000     168,385
    Lonking Holdings, Ltd.                                                           15,779,000   7,034,221
#   Luye Pharma Group, Ltd.                                                           9,943,500   8,863,345
*   Maanshan Iron & Steel Co., Ltd. Class H                                          13,188,000   7,068,329
    Maoye International Holdings, Ltd.                                                8,664,000     901,302
*   MIE Holdings Corp.                                                                1,662,000     114,341
#   MIN XIN Holdings, Ltd.                                                              922,000     656,992
*   Mingfa Group International Co., Ltd.                                              7,108,000     102,222
*   Mingyuan Medicare Development Co., Ltd.                                           6,950,000      38,292
    Minmetals Land, Ltd.                                                             10,884,000   2,011,859
    Minth Group, Ltd.                                                                 2,051,000  11,549,373

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ----------- -----------
CHINA -- (Continued)
*   MMG, Ltd.                                                                         16,230,999 $11,860,374
    MOBI Development Co., Ltd.                                                         1,014,000     152,723
    Mobile Internet China Holding, Ltd.                                                4,050,000   1,060,752
#   Modern Land China Co., Ltd.                                                        5,450,800   1,366,655
*   Momo, Inc. Sponsored ADR                                                             124,321   3,919,841
#*  Munsun Capital Group, Ltd.                                                        48,214,318     431,471
#   Nan Hai Corp., Ltd.                                                               14,450,000     431,238
#*  National Agricultural Holdings, Ltd.                                               3,714,000     105,922
*   Nature Home Holding Co., Ltd.                                                        520,000      67,058
#*  New Provenance Everlasting Holdings, Ltd. Class H                                  9,010,000     170,183
    New Universe Environmental Group, Ltd.                                               300,000      22,147
*   New World Department Store China, Ltd.                                             3,567,462     832,782
    Nexteer Automotive Group, Ltd.                                                     5,194,000  11,059,689
#*  Noah Holdings, Ltd. Sponsored ADR                                                    121,711   6,013,741
#*  North Mining Shares Co., Ltd.                                                     87,980,000   1,841,173
#*  NQ Mobile, Inc. Class A ADR                                                          690,534   2,340,910
#   NVC Lighting Holdings, Ltd.                                                        7,779,000     745,148
#*  O-Net Technologies Group, Ltd.                                                     2,967,000   2,007,295
#*  Ourgame International Holdings, Ltd.                                               1,943,000     686,377
    Overseas Chinese Town Asia Holdings, Ltd.                                          1,364,183     650,025
#*  Ozner Water International Holding, Ltd.                                            2,464,000     784,498
#   Pacific Online, Ltd.                                                               3,033,365     519,379
#*  Panda Green Energy Group, Ltd.                                                     9,012,000   1,059,108
#   Parkson Retail Group, Ltd.                                                         8,563,500   1,221,047
#   PAX Global Technology, Ltd.                                                        6,043,000   2,932,043
*   Phoenix New Media, Ltd. ADR                                                          144,873     957,611
#   Phoenix Satellite Television Holdings, Ltd.                                        8,296,000   1,144,230
#   Poly Culture Group Corp., Ltd. Class H                                               628,800   1,242,664
*   Poly Property Group Co., Ltd.                                                     16,591,000   9,168,642
#   Pou Sheng International Holdings, Ltd.                                            15,028,806   3,758,420
#   Powerlong Real Estate Holdings, Ltd.                                               9,846,000   5,337,291
*   Prosperity International Holdings HK, Ltd.                                        11,620,000     129,375
#*  PW Medtech Group, Ltd.                                                             4,922,000     992,374
#   Q Technology Group Co., Ltd.                                                       2,653,000   3,608,106
    Qingdao Port International Co., Ltd. Class H                                       3,164,000   2,332,005
    Qingling Motors Co., Ltd. Class H                                                  4,372,000   1,471,426
#   Qinhuangdao Port Co., Ltd. Class H                                                 3,805,500   1,249,873
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.                                              65,000      18,318
    Qunxing Paper Holdings Co., Ltd.                                                     669,913      32,371
*   Real Gold Mining, Ltd.                                                               300,500      10,103
*   Real Nutriceutical Group, Ltd.                                                       989,000      35,988
    Red Star Macalline Group Corp., Ltd. Class H                                       1,979,000   2,612,401
#   Redco Properties Group, Ltd.                                                       7,018,000   3,188,504
#*  Renhe Commercial Holdings Co., Ltd.                                              126,343,000   3,291,186
#*  Renren, Inc. ADR                                                                      17,863     180,952
*   Rentian Technology Holdings, Ltd.                                                  1,840,000      89,339
#*  REXLot Holdings, Ltd.                                                             69,151,502     493,930
    Rivera Holdings, Ltd.                                                                834,000      62,830
    Road King Infrastructure, Ltd.                                                     2,031,000   4,169,299
#*  Ronshine China Holdings, Ltd.                                                      1,747,000   2,573,405
#*  Sany Heavy Equipment International Holdings Co., Ltd.                              7,377,000   2,235,525
*   Scud Group, Ltd.                                                                   1,876,000      46,764
#   Seaspan Corp.                                                                        430,472   3,064,961

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
CHINA -- (Continued)
#   Shandong Chenming Paper Holdings, Ltd. Class H                                    2,152,000 $ 3,816,008
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H                          11,976,000   8,870,934
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                                  1,060,000   1,168,980
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H               23,272,000   1,601,990
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H                           1,034,000     862,485
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H                    1,645,000     807,426
    Shanghai Haohai Biological Technology Co., Ltd. Class H                             122,400     686,605
    Shanghai Industrial Holdings, Ltd.                                                3,608,000  10,540,564
    Shanghai Industrial Urban Development Group, Ltd.                                13,878,000   3,726,544
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H                   8,524,000   3,609,649
#   Shanghai La Chapelle Fashion Co., Ltd. Class H                                       13,200      15,185
    Shanghai Prime Machinery Co., Ltd. Class H                                        5,358,000   1,176,027
*   Shanghai Zendai Property, Ltd.                                                   18,680,000     410,026
    Sheen Tai Holdings Grp Co., Ltd.                                                  2,482,000      86,969
*   Shengli Oil & Gas Pipe Holdings, Ltd.                                             2,272,500      94,459
    Shenguan Holdings Group, Ltd.                                                     7,454,000     356,411
    Shenzhen Expressway Co., Ltd. Class H                                             4,494,400   4,714,224
    Shenzhen International Holdings, Ltd.                                             7,775,367  15,719,949
    Shenzhen Investment, Ltd.                                                        23,568,643  10,506,837
*   Shougang Concord International Enterprises Co., Ltd.                             51,776,000   1,491,471
    Shougang Fushan Resources Group, Ltd.                                            18,764,000   4,549,566
    Shui On Land, Ltd.                                                               28,643,643   9,935,486
#*  Shunfeng International Clean Energy, Ltd.                                        10,264,000     503,792
    Sichuan Expressway Co., Ltd. Class H                                              5,366,000   2,113,192
    Sihuan Pharmaceutical Holdings Group, Ltd.                                       28,512,000  10,947,064
*   Silver Grant International Industries, Ltd.                                       6,358,000   1,219,308
    SIM Technology Group, Ltd.                                                        1,050,000      54,335
    Sino Harbour Holdings Group, Ltd.                                                 1,360,000      98,611
#*  Sino Oil And Gas Holdings, Ltd.                                                  74,052,766     567,173
*   Sino-I Technology, Ltd.                                                           3,950,000      40,337
    Sino-Ocean Group Holding, Ltd.                                                    9,836,000   8,120,406
#*  Sinofert Holdings, Ltd.                                                          16,413,327   2,551,993
#*  Sinolink Worldwide Holdings, Ltd.                                                17,122,800   2,338,055
#*  SinoMedia Holding, Ltd.                                                           1,126,000     261,260
    Sinopec Engineering Group Co., Ltd. Class H                                       6,500,000   7,000,224
    Sinopec Kantons Holdings, Ltd.                                                    7,250,000   4,619,633
#   Sinosoft Technology Group, Ltd.                                                   5,573,599   1,626,005
#   Sinotrans Shipping, Ltd.                                                          9,239,086   2,897,487
    Sinotrans, Ltd. Class H                                                          14,820,000   8,988,879
#   Sinotruk Hong Kong, Ltd.                                                          6,629,500   8,720,127
*   Skyfame Realty Holdings, Ltd.                                                     6,268,000   3,088,536
    Skyworth Digital Holdings, Ltd.                                                  15,097,628   7,397,157
#   SMI Holdings Group, Ltd.                                                          6,198,413   3,180,068
    SOHO China, Ltd.                                                                 15,316,500   9,083,811
*   Sohu.com, Inc.                                                                      194,172   7,477,564
#*  Sparkle Roll Group, Ltd.                                                          5,168,000     495,067
    Springland International Holdings, Ltd.                                           5,237,000   1,186,399
*   SPT Energy Group, Inc.                                                            4,970,000     595,963
*   SRE Group, Ltd.                                                                  32,836,346     899,252
    SSY Group, Ltd.                                                                  13,919,152  10,187,804
#*  Starrise Media Holdings, Ltd.                                                     2,410,000     212,796
    Suchuang Gas Corp., Ltd.                                                            528,000     203,899
#   Sun King Power Electronics Group                                                  2,950,000     613,590

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
CHINA -- (Continued)
*   Sunshine 100 China Holdings, Ltd.                                                   291,000 $  121,790
    Symphony Holdings, Ltd.                                                           7,900,000    997,468
    Tang Palace China Holdings, Ltd.                                                    182,000     75,453
#   Tarena International, Inc. ADR                                                      256,026  3,425,628
*   Taung Gold International, Ltd.                                                   31,760,000    226,743
#   TCL Multimedia Technology Holdings, Ltd.                                          5,011,347  2,372,606
*   Tech Pro Technology Development, Ltd.                                            43,862,000    381,279
#*  Technovator International, Ltd.                                                   3,800,000  1,046,387
    Ten Pao Group Holdings, Ltd.                                                      1,296,000    231,064
    Tenfu Cayman Holdings Co Ltd                                                        244,000    113,011
#   Tenwow International Holdings, Ltd.                                               3,943,000    832,031
*   Tesson Holdings, Ltd.                                                               162,000     24,843
    Texhong Textile Group, Ltd.                                                       2,011,500  2,828,837
#*  Tian An China Investment Co., Ltd.                                                1,687,000  1,173,103
    Tian Ge Interactive Holdings, Ltd.                                                1,569,000  1,403,660
#   Tian Shan Development Holdings, Ltd.                                              1,742,000    596,972
    Tiande Chemical Holdings, Ltd.                                                      744,000    152,611
#   Tianjin Capital Environmental Protection Group Co., Ltd. Class H                  2,718,000  1,631,689
#   Tianjin Development Holdings, Ltd.                                                3,908,000  1,905,010
    Tianjin Port Development Holdings, Ltd.                                          14,388,800  2,223,749
    Tianneng Power International, Ltd.                                                6,014,048  5,941,140
    Tianyi Summi Holdings, Ltd.                                                       3,872,000    465,275
    Tianyun International Holdings, Ltd.                                                680,000    122,120
#*  Tibet Water Resources, Ltd.                                                      12,293,000  5,330,539
    Time Watch Investments, Ltd.                                                      1,456,000    211,963
    Tomson Group, Ltd.                                                                2,340,641  1,156,717
#   Tong Ren Tang Technologies Co., Ltd. Class H                                      4,173,000  6,667,554
#   Tongda Group Holdings, Ltd.                                                      23,530,000  5,318,108
    Tonly Electronics Holdings, Ltd.                                                    584,176    701,789
    Top Spring International Holdings, Ltd.                                             798,000    382,942
*   Tou Rong Chang Fu Group, Ltd.                                                     9,264,000    137,293
    Towngas China Co., Ltd.                                                           7,254,657  6,075,072
    TPV Technology, Ltd.                                                              5,291,964    749,417
    Trigiant Group, Ltd.                                                              3,878,000    523,521
*   Trony Solar Holdings Co., Ltd.                                                    1,757,000     26,503
#   Truly International Holdings, Ltd.                                                8,919,573  3,028,203
    Tsaker Chemical Group, Ltd.                                                         457,000    239,600
*   Tuniu Corp. Sponsored ADR                                                            77,666    631,425
    Uni-President China Holdings, Ltd.                                                8,237,000  7,553,456
    United Energy Group, Ltd.                                                        38,768,900  3,025,661
#   Universal Medical Financial & Technical Advisory Services Co., Ltd.               4,408,500  4,113,184
#*  V1 Group, Ltd.                                                                   12,971,600    372,646
#   Vinda International Holdings, Ltd.                                                  746,000  1,396,109
*   Vipshop Holdings, Ltd. ADR                                                          127,478  2,107,211
    Wanguo International Mining Group, Ltd.                                             264,000     64,430
#   Wasion Group Holdings, Ltd.                                                       4,144,000  2,318,382
    Weiqiao Textile Co. Class H                                                       2,395,500  1,429,326
    Welling Holding, Ltd.                                                             7,400,000  1,923,261
    Wenzhou Kangning Hospital Co., Ltd. Class H                                           2,700     13,038
*   West China Cement, Ltd.                                                          17,834,000  3,063,231
#   Wisdom Sports Group                                                               3,653,000    466,038
*   Wuzhou International Holdings, Ltd.                                               1,686,000    187,031
    Xiabuxiabu Catering Management China Holdings Co., Ltd.                             342,500    653,194

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ---------- --------------
CHINA -- (Continued)
    Xiamen International Port Co., Ltd. Class H                                       7,366,000 $    1,458,937
*   Xinchen China Power Holdings, Ltd.                                                3,568,000        496,683
    Xingda International Holdings, Ltd.                                               6,496,235      2,582,202
*   Xingfa Aluminium Holdings, Ltd.                                                     478,000        319,975
    Xinhua Winshare Publishing and Media Co., Ltd. Class H                            2,708,103      2,201,736
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                                 5,127,598        777,714
*   Xinming China Holdings, Ltd.                                                        224,000         35,114
    Xinyi Solar Holdings, Ltd.                                                       16,712,000      7,679,291
#   Xinyuan Real Estate Co., Ltd. ADR                                                    78,072        572,268
#   XTEP International Holdings, Ltd.                                                 5,688,500      2,575,183
#*  Xunlei, Ltd. ADR                                                                     32,839        503,422
#   Yadea Group Holdings, Ltd.                                                        5,550,000      1,782,514
*   Yanchang Petroleum International, Ltd.                                           30,720,000        431,682
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H                     1,018,000      4,704,634
#*  Yashili International Holdings, Ltd.                                              4,372,000        850,393
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H                             460,600      1,887,597
    Yida China Holdings, Ltd.                                                         1,148,000        420,119
    Yihai International Holding, Ltd.                                                   252,000        325,188
    Yip's Chemical Holdings, Ltd.                                                     1,954,000        722,530
#   Yirendai, Ltd. ADR                                                                  103,132      4,168,595
    Yorkey Optical International Cayman, Ltd.                                           328,000         60,792
#*  Youyuan International Holdings, Ltd.                                              3,539,070      1,365,716
*   Yuanda China Holdings, Ltd.                                                      12,884,000        230,705
#*  YuanShengTai Dairy Farm, Ltd.                                                     6,459,000        247,098
    Yuexiu Property Co., Ltd.                                                        54,806,284     11,750,908
#   Yuexiu Transport Infrastructure, Ltd.                                             4,586,018      3,365,475
#   Yunnan Water Investment Co., Ltd. Class H                                         1,871,000        782,937
    Yuzhou Properties Co., Ltd.                                                      11,092,120      8,179,264
*   YY, Inc. ADR                                                                         66,616      8,857,263
#   Zhaojin Mining Industry Co., Ltd. Class H                                         9,157,000      7,799,086
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H                           1,861,200      1,045,681
#*  Zhong An Real Estate, Ltd.                                                       22,926,800      2,251,836
#   Zhongsheng Group Holdings, Ltd.                                                   4,248,000     10,646,254
*   Zhuguang Holdings Group Co., Ltd.                                                 1,698,000        240,288
    Zhuhai Holdings Investment Group, Ltd.                                            1,800,000        266,405
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H                  3,586,600      1,565,055
                                                                                                --------------
TOTAL CHINA                                                                                      1,390,574,501
                                                                                                --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                                                1,341,177      8,449,714
    Bolsa de Valores de Colombia                                                     29,054,344        274,368
    Celsia SA ESP                                                                     1,614,647      2,662,636
*   Cemex Latam Holdings SA                                                           1,085,776      4,177,835
    Constructora Conconcreto SA                                                         323,906        114,132
    Corp. Financiera Colombiana SA                                                      119,254      1,129,515
*   Empresa de Telecomunicaciones de Bogota                                           3,376,051        562,676
    Grupo Nutresa SA                                                                     70,859        675,134
    Interconexion Electrica SA ESP                                                      152,354        767,677
    Mineros SA                                                                          115,553         99,755
*   Odinsa SA                                                                            19,092         56,846

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
COLOMBIA -- (Continued)
    Promigas SA ESP                                                                     10,240 $    25,654
                                                                                               -----------
TOTAL COLOMBIA                                                                                  18,995,942
                                                                                               -----------
GREECE -- (0.4%)
    Aegean Airlines SA                                                                 207,860   2,366,313
    Athens Water Supply & Sewage Co. SA (The)                                          125,722   1,066,485
    Bank of Greece                                                                     142,242   3,101,266
*   Ellaktor SA                                                                        801,522   1,867,224
    Fourlis Holdings SA                                                                278,982   2,038,994
*   GEK Terna Holding Real Estate Construction SA                                      475,188   3,186,028
    Hellenic Exchanges--Athens Stock Exchange SA                                       437,421   3,120,776
*   Iaso SA                                                                            377,332     654,880
*   Intracom Holdings SA                                                               664,642     769,898
*   Intralot SA-Integrated Lottery Systems & Services                                  848,730   1,520,717
*   Lamda Development SA                                                                92,510     827,099
*   Marfin Investment Group Holdings SA                                              5,032,612   1,035,908
*   Mytilineos Holdings SA                                                             522,191   6,547,268
    Piraeus Port Authority SA                                                           42,172     892,128
    Sarantis SA                                                                         93,848   1,754,031
    Terna Energy SA                                                                    257,713   1,578,359
                                                                                               -----------
TOTAL GREECE                                                                                    32,327,374
                                                                                               -----------
HUNGARY -- (0.1%)
*   CIG Pannonia Life Insurance P.L.C. Class A                                         117,538     201,994
    Magyar Telekom Telecommunications P.L.C.                                         1,863,250   3,481,139
    Richter Gedeon Nyrt                                                                221,459   5,684,854
                                                                                               -----------
TOTAL HUNGARY                                                                                    9,367,987
                                                                                               -----------
INDIA -- (13.5%)
*   3i Infotech, Ltd.                                                                  918,152      89,192
*   3M India, Ltd.                                                                       6,639   1,959,228
*   5Paisa Capital, Ltd.                                                                48,159     220,335
    8K Miles Software Services, Ltd.                                                    37,125     432,141
    Aarti Drugs, Ltd.                                                                    8,850      87,305
    Aarti Industries                                                                   197,011   3,291,444
*   Aban Offshore, Ltd.                                                                137,519     455,291
    Abbott India, Ltd.                                                                   8,919     786,813
    Accelya Kale Solutions, Ltd.                                                         3,300      74,742
    Adani Enterprises, Ltd.                                                          1,642,031   5,469,339
*   Adani Power, Ltd.                                                                6,769,452   3,877,698
*   Adani Transmissions, Ltd.                                                          522,126   1,706,101
*   Aditya Birla Capital, Ltd.                                                         515,058   1,379,266
*   Aditya Birla Fashion and Retail, Ltd.                                              481,744   1,239,433
    Aegis Logistics, Ltd.                                                              844,356   3,282,140
    Agro Tech Foods, Ltd.                                                               62,964     643,575
*   Ahluwalia Contracts India Ltd.                                                      19,575     108,184
    AIA Engineering, Ltd.                                                              240,532   5,780,407
    Ajanta Pharma, Ltd.                                                                193,343   4,407,722
    Akzo Nobel India, Ltd.                                                              78,036   2,236,984
    Alembic Pharmaceuticals, Ltd.                                                      456,557   4,040,915
    Alembic, Ltd.                                                                      649,379     663,646
    Alkyl Amines Chemicals                                                              18,761     206,602

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
INDIA -- (Continued)
*   Allahabad Bank                                                                   1,230,427 $ 1,287,057
    Allcargo Logistics, Ltd.                                                           442,806   1,340,110
    Amara Raja Batteries, Ltd.                                                         193,035   2,438,813
*   Amtek Auto, Ltd.                                                                   217,501      88,353
    Anant Raj, Ltd.                                                                    731,304     760,039
*   Andhra Bank                                                                      1,351,886   1,113,362
    Andhra Sugars, Ltd. (The)                                                            4,147      40,637
    Apar Industries, Ltd.                                                               98,495   1,136,288
    APL Apollo Tubes, Ltd.                                                              28,175     949,133
    Apollo Hospitals Enterprise, Ltd.                                                  216,441   3,948,078
    Apollo Tyres, Ltd.                                                               2,135,080   8,539,730
    Arvind, Ltd.                                                                     1,218,343   7,874,927
    Asahi India Glass, Ltd.                                                            455,052   2,484,174
    Ashiana Housing, Ltd.                                                              145,403     455,585
    Ashok Leyland, Ltd.                                                                987,355   1,953,855
    Ashoka Buildcon, Ltd.                                                              345,611   1,237,920
    Astra Microwave Products, Ltd.                                                      63,332     113,784
    Astral Polytechnik, Ltd.                                                            83,298   1,042,451
*   AstraZeneca Pharma India, Ltd.                                                      14,495     259,403
    Atul, Ltd.                                                                          66,521   2,844,093
    Automotive Axles, Ltd.                                                              30,963     763,245
    Avanti Feeds, Ltd.                                                                  41,217   1,437,392
    Bajaj Corp., Ltd.                                                                  428,949   3,290,537
    Bajaj Electricals, Ltd.                                                            255,255   1,948,551
*   Bajaj Hindusthan Sugar, Ltd.                                                     2,965,216     660,090
    Bajaj Holdings & Investment, Ltd.                                                  124,491   5,490,405
    Balaji Amines, Ltd.                                                                 50,203     517,299
    Balaji Telefilms, Ltd.                                                             222,789     525,948
    Balkrishna Industries, Ltd.                                                        564,402  10,102,747
*   Ballarpur Industries, Ltd.                                                         864,201     213,477
    Balmer Lawrie & Co., Ltd.                                                          387,372   1,456,041
    Balrampur Chini Mills, Ltd.                                                      1,243,773   2,382,564
    Banco Products India, Ltd.                                                         143,745     522,394
*   Bank Of Maharashtra                                                                654,671     204,398
    Bannari Amman Sugars, Ltd.                                                          14,297     412,427
    BASF India, Ltd.                                                                    87,802   2,918,921
    Bata India, Ltd.                                                                   261,464   2,895,081
    BEML, Ltd.                                                                         110,323   2,509,448
    Berger Paints India, Ltd.                                                        2,069,074   8,130,193
*   BF Utilities, Ltd.                                                                  80,023     606,042
    Bhansali Engineering Polymers, Ltd.                                                401,382   1,064,336
*   Bharat Financial Inclusion, Ltd.                                                   367,223   6,030,959
    Bharat Forge, Ltd.                                                                 103,384   1,168,409
    Bharat Rasayan, Ltd.                                                                 1,019      63,482
    Biocon, Ltd.                                                                     1,280,367  12,357,842
    Birla Corp., Ltd.                                                                  167,366   3,019,388
*   BL Kashyap & Sons, Ltd.                                                             99,300      87,038
    Bliss Gvs Pharma, Ltd.                                                             213,683     686,345
    Blue Dart Express, Ltd.                                                             33,643   2,466,310
    Blue Star, Ltd.                                                                    212,221   2,505,226
    Bodal Chemicals, Ltd.                                                              317,320     795,226
    Bombay Dyeing & Manufacturing Co., Ltd.                                            737,242   2,653,301
*   Bombay Rayon Fashions, Ltd.                                                        112,907     125,908

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
INDIA -- (Continued)
    Brigade Enterprises, Ltd.                                                          265,560 $ 1,186,141
    Can Fin Homes, Ltd.                                                                252,875   1,776,889
    Capital First, Ltd.                                                                216,844   2,507,086
    Caplin Point Laboratories, Ltd.                                                    120,778   1,116,667
    Carborundum Universal, Ltd.                                                        396,390   2,315,433
    Care Ratings, Ltd.                                                                 120,179   2,562,594
    Castrol India, Ltd.                                                                286,196     826,110
    CCL Products India, Ltd.                                                           415,167   1,911,913
    Ceat, Ltd.                                                                         189,680   5,415,789
    Century Plyboards India, Ltd.                                                      571,338   2,874,481
    Century Textiles & Industries, Ltd.                                                 92,054   2,007,157
    Cera Sanitaryware, Ltd.                                                             23,086   1,263,026
    CESC, Ltd.                                                                         632,178  10,440,577
*   CG Power and Industrial Solutions, Ltd.                                          3,403,119   4,844,804
    Chambal Fertilizers and Chemicals, Ltd.                                          1,130,592   2,867,109
    Chennai Petroleum Corp., Ltd.                                                      356,359   2,305,542
    Chennai Super Kings Cricket, Ltd.                                                1,658,632      11,002
    Cholamandalam Investment and Finance Co., Ltd.                                     204,067   4,138,979
    City Union Bank, Ltd.                                                            1,092,212   2,740,212
    Clariant Chemicals India, Ltd.                                                      56,876     572,179
*   Coffee Day Enterprises, Ltd.                                                        55,568     277,369
    Coromandel International, Ltd.                                                     571,426   5,026,774
*   Corp. Bank                                                                       1,304,019     792,926
    Cox & Kings, Ltd.                                                                  791,270   3,093,813
    CRISIL, Ltd.                                                                        99,785   3,053,569
    Crompton Greaves Consumer Electricals, Ltd.                                      3,446,457  13,442,872
    Cyient, Ltd.                                                                       403,145   4,031,700
    Dalmia Bharat Sugar & Industries, Ltd.                                              80,558     136,019
    Dalmia Bharat, Ltd.                                                                147,822   6,836,513
    DB Corp., Ltd.                                                                     161,644     825,529
*   DB Realty, Ltd.                                                                    533,593     503,979
    DCB Bank, Ltd.                                                                   1,562,826   4,260,578
    DCM Shriram, Ltd.                                                                  305,718   2,751,638
*   DCW, Ltd.                                                                          118,398      73,364
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                                    233,813   1,459,155
    Deepak Nitrite, Ltd.                                                               243,074   1,060,692
    Delta Corp., Ltd.                                                                  606,111   3,278,337
*   Dena Bank                                                                        1,251,365     493,475
    Dewan Housing Finance Corp., Ltd.                                                1,161,690  10,607,444
    DFM Foods, Ltd.                                                                      6,097     153,191
    Dhampur Sugar Mills, Ltd.                                                          159,357     476,964
    Dhanuka Agritech, Ltd.                                                              41,731     491,143
*   Diligent Media Corp., Ltd.                                                         110,177      15,330
    Dilip Buildcon, Ltd.                                                                44,889     639,333
*   Dish TV India, Ltd.                                                              3,118,653   3,672,475
*   Dishman Carbogen Amcis, Ltd.                                                       699,600   4,099,482
    DLF, Ltd.                                                                           61,392     240,913
    Dr Lal PathLabs, Ltd.                                                               67,413     967,025
*   Dredging Corp. Of India, Ltd.                                                       22,728     271,863
    Dwarikesh Sugar Industries, Ltd.                                                   336,698     227,172
*   Dynamatic Technologies, Ltd.                                                         8,983     261,890
    eClerx Services, Ltd.                                                              142,822   3,379,310
    Edelweiss Financial Services, Ltd.                                               2,290,520  10,030,905

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
INDIA -- (Continued)
    EID Parry India, Ltd.                                                               533,750 $ 2,782,088
    EIH, Ltd.                                                                           989,562   2,973,555
    Electrosteel Castings, Ltd.                                                         543,283     289,566
    Elgi Equipments, Ltd.                                                               326,967   1,622,280
    Emami, Ltd.                                                                          12,892     226,317
    Endurance Technologies, Ltd.                                                          2,551      47,881
    Engineers India, Ltd.                                                             1,496,253   4,177,497
    Entertainment Network India, Ltd.                                                    68,042     756,421
*   Eros International Media, Ltd.                                                      280,262     884,902
    Escorts, Ltd.                                                                       580,021   7,390,799
    Essel Propack, Ltd.                                                                 425,690   1,897,259
*   Eveready Industries India, Ltd.                                                     306,517   1,998,126
    Exide Industries, Ltd.                                                            1,380,678   4,787,233
    FDC, Ltd.                                                                           449,623   1,629,784
    Federal Bank, Ltd.                                                                8,667,989  13,701,473
*   Federal-Mogul Goetze India, Ltd.                                                     77,128     647,489
    FIEM Industries, Ltd.                                                                17,939     262,187
    Finolex Cables, Ltd.                                                                764,245   8,909,496
    Finolex Industries, Ltd.                                                            306,691   3,108,207
*   Firstsource Solutions, Ltd.                                                       1,861,967   1,195,028
*   Fortis Healthcare, Ltd.                                                           2,053,969   4,404,166
*   Future Consumer, Ltd.                                                             2,972,865   2,978,764
    Future Enterprises, Ltd.                                                            657,358     441,267
    Future Lifestyle Fashions, Ltd.                                                      82,240     484,585
*   Future Retail, Ltd.                                                                 377,129   3,302,952
    Gabriel India, Ltd.                                                                 493,871   1,318,146
    Garware Wall Ropes, Ltd.                                                             33,423     537,089
    Gateway Distriparks, Ltd.                                                           681,275   2,464,160
    Gati, Ltd.                                                                          273,618     559,812
*   Gayatri Highways, Ltd.                                                              297,572      34,153
*   Gayatri Projects, Ltd.                                                              297,572     971,041
    GE Power India, Ltd.                                                                147,645   2,133,930
    GE T&D India, Ltd.                                                                  145,313     980,471
    Genus Power Infrastructures, Ltd.                                                    47,073      58,531
    Geojit Financial Services, Ltd.                                                     271,451     441,527
    GHCL, Ltd.                                                                          123,284     599,654
    GIC Housing Finance, Ltd.                                                           103,084     682,601
    Gillette India, Ltd.                                                                 19,465   2,005,067
    GlaxoSmithKline Consumer Healthcare, Ltd.                                               746      78,599
    GlaxoSmithKline Pharmaceuticals, Ltd.                                                 7,932     305,139
    Glenmark Pharmaceuticals, Ltd.                                                      310,600   2,956,250
    GM Breweries, Ltd.                                                                   11,375     158,465
*   GMR Infrastructure, Ltd.                                                         15,924,296   5,418,930
    GOCL Corp., Ltd.                                                                     46,790     438,435
    Godfrey Phillips India, Ltd.                                                         76,979   1,112,288
    Godrej Industries, Ltd.                                                             422,968   4,074,248
*   Godrej Properties, Ltd.                                                             460,903   5,771,250
    Granules India, Ltd.                                                                373,078     773,082
    Graphite India, Ltd.                                                                397,865   4,738,461
    Grasim Industries, Ltd.                                                             367,899   6,703,005
    Great Eastern Shipping Co., Ltd. (The)                                              522,487   3,274,558
    Greaves Cotton, Ltd.                                                                568,315   1,232,629
    Greenply Industries, Ltd.                                                           142,659     772,927

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
INDIA -- (Continued)
    Grindwell Norton, Ltd.                                                              90,565 $   743,994
    Gruh Finance, Ltd.                                                                 630,894   5,761,187
*   GTL Infrastructure, Ltd.                                                           938,311      83,911
    Gujarat Alkalies & Chemicals, Ltd.                                                 188,929   2,224,147
    Gujarat Ambuja Exports, Ltd.                                                        91,832     350,411
    Gujarat Fluorochemicals, Ltd.                                                      224,424   2,955,283
    Gujarat Gas, Ltd.                                                                  319,983   4,343,524
    Gujarat Industries Power Co., Ltd.                                                 320,510     606,994
    Gujarat Mineral Development Corp., Ltd.                                            803,287   1,858,109
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                               266,808   2,021,030
    Gujarat Pipavav Port, Ltd.                                                       1,111,769   2,513,616
    Gujarat State Fertilizers & Chemicals, Ltd.                                        969,096   2,198,482
    Gujarat State Petronet, Ltd.                                                     1,250,382   3,982,065
    Gulf Oil Lubricants India, Ltd.                                                     92,062   1,307,537
*   GVK Power & Infrastructure, Ltd.                                                 5,289,365   1,723,914
*   Hathway Cable & Datacom, Ltd.                                                    2,212,312   1,391,418
    Hatsun Agro Products, Ltd.                                                          38,819     486,028
    HBL Power Systems, Ltd.                                                            597,906     577,496
    HCL Technologies, Ltd.                                                              22,549     348,745
*   HealthCare Global Enterprises, Ltd.                                                 53,752     273,018
*   HEG, Ltd.                                                                           36,273   1,544,397
    HeidelbergCement India, Ltd.                                                       547,065   1,345,961
    Heritage Foods, Ltd.                                                                58,818     698,762
    Hexaware Technologies, Ltd.                                                      1,197,434   7,147,276
    Hikal, Ltd.                                                                        115,702     398,107
    HIL, Ltd.                                                                            4,317     118,142
*   Himachal Futuristic Communications, Ltd.                                         3,834,328   1,752,953
    Himadri Speciality Chemical, Ltd.                                                  775,051   2,146,646
    Himatsingka Seide, Ltd.                                                            255,293   1,400,776
    Hinduja Global Solutions, Ltd.                                                      37,864     548,658
    Hinduja Ventures, Ltd.                                                              36,777     415,880
*   Hindustan Construction Co., Ltd.                                                 1,002,649     618,003
    Hindustan Media Ventures, Ltd.                                                      25,017      99,023
    Honda SIEL Power Products, Ltd.                                                     13,701     303,122
    Honeywell Automation India, Ltd.                                                    13,522   3,587,885
*   Hotel Leela Venture, Ltd.                                                          260,996      89,581
*   Housing Development & Infrastructure, Ltd.                                       2,608,534   2,351,421
    HSIL, Ltd.                                                                         250,918   1,709,942
    HT Media, Ltd.                                                                     728,149   1,126,207
    Huhtamaki PPL, Ltd.                                                                138,171     695,478
    I G Petrochemicals, Ltd.                                                            50,823     556,516
    ICRA, Ltd.                                                                           2,834     176,012
*   IDBI Bank, Ltd.                                                                  2,968,963   2,814,295
    IDFC Bank, Ltd.                                                                    378,805     337,106
    IDFC, Ltd.                                                                       3,029,968   2,669,433
*   IFB Industries, Ltd.                                                                48,515     969,518
*   IFCI, Ltd.                                                                       5,221,683   2,327,951
    Igarashi Motors India, Ltd.                                                         37,125     485,921
    IIFL Holdings, Ltd.                                                              1,460,861  16,751,525
*   IL&FS Transportation Networks, Ltd.                                                807,052     981,003
    India Cements, Ltd. (The)                                                        1,763,985   4,628,904
    India Glycols, Ltd.                                                                 51,888     424,931
*   Indiabulls Real Estate, Ltd.                                                     1,791,660   6,015,091

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
INDIA -- (Continued)
    Indiabulls Ventures, Ltd.                                                           741,932 $ 2,874,517
    Indian Bank                                                                         673,455   3,823,572
    Indian Hotels Co., Ltd. (The)                                                     3,572,725   7,752,632
    Indian Hume Pipe Co., Ltd.                                                           51,809     329,632
    Indian Metals & Ferro Alloys, Ltd.                                                   12,261     126,311
*   Indian Overseas Bank                                                              2,002,490     711,534
    Indo Count Industries, Ltd.                                                         435,926     708,438
    Indoco Remedies, Ltd.                                                               261,571   1,119,982
    Indraprastha Gas, Ltd.                                                            1,175,255   5,622,957
    INEOS Styrolution India, Ltd.                                                        30,905     471,572
    Ingersoll-Rand India, Ltd.                                                           78,519     961,410
*   Inox Leisure, Ltd.                                                                  385,903   1,677,851
*   Inox Wind, Ltd.                                                                     208,947     423,216
    Insecticides India, Ltd.                                                             31,409     411,807
*   Intellect Design Arena, Ltd.                                                        342,953     970,899
*   International Paper APPM, Ltd.                                                       17,557      96,567
    Ipca Laboratories, Ltd.                                                             375,952   3,389,805
    IRB Infrastructure Developers, Ltd.                                               1,464,915   5,525,495
    ITD Cementation India, Ltd.                                                         345,228   1,105,851
    J Kumar Infraprojects, Ltd.                                                         102,787     537,311
    Jagran Prakashan, Ltd.                                                              811,954   2,205,139
    Jai Corp., Ltd.                                                                     360,310   1,028,142
    Jain Irrigation Systems, Ltd.                                                     2,913,946   6,395,567
*   Jaiprakash Associates, Ltd.                                                      10,389,053   3,292,428
*   Jaiprakash Power Ventures, Ltd.                                                  14,119,051   1,561,774
*   Jammu & Kashmir Bank, Ltd. (The)                                                  2,109,565   2,469,824
    Jamna Auto Industries, Ltd.                                                       1,076,157   1,227,324
    Jay Bharat Maruti, Ltd.                                                               1,161       9,247
    Jayant Agro-Organics, Ltd.                                                           23,785     143,416
*   Jaypee Infratech, Ltd.                                                            3,812,775     896,163
    JB Chemicals & Pharmaceuticals, Ltd.                                                212,153   1,027,549
    JBF Industries, Ltd.                                                                228,867     646,818
    JBM Auto, Ltd.                                                                       14,748     114,224
*   Jet Airways India, Ltd.                                                             157,476   1,861,991
    Jindal Poly Films, Ltd.                                                             130,599     716,520
    Jindal Saw, Ltd.                                                                  1,136,957   2,641,289
*   Jindal Stainless Hisar, Ltd.                                                        288,467     898,672
*   Jindal Stainless, Ltd.                                                              275,136     482,635
*   Jindal Steel & Power, Ltd.                                                        3,202,653  13,331,427
*   JITF Infralogistics, Ltd.                                                            70,585      50,524
    JK Cement, Ltd.                                                                     180,313   3,189,531
    JK Lakshmi Cement, Ltd.                                                             291,833   1,886,922
    JK Paper, Ltd.                                                                      176,845     393,482
    JK Tyre & Industries, Ltd.                                                          583,112   1,601,913
    JM Financial, Ltd.                                                                2,268,631   5,759,107
    JMC Projects India, Ltd.                                                             24,856     213,271
    Johnson Controls-Hitachi Air Conditioning India, Ltd.                                67,333   2,649,983
    JSW Energy, Ltd.                                                                  3,100,743   4,238,809
*   JSW Holdings, Ltd.                                                                   22,564     607,818
    Jubilant Foodworks, Ltd.                                                            296,186   9,489,301
    Jubilant Life Sciences, Ltd.                                                        505,015   7,238,356
*   Just Dial, Ltd.                                                                     283,534   2,297,905
    Jyothy Laboratories, Ltd.                                                           456,888   2,612,200

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
INDIA -- (Continued)
    Kajaria Ceramics, Ltd.                                                             595,639 $ 5,891,298
    Kalpataru Power Transmission, Ltd.                                                 419,830   2,961,965
    Kalyani Steels, Ltd.                                                               113,000     615,928
    Kansai Nerolac Paints, Ltd.                                                        474,998   3,808,957
    Karnataka Bank, Ltd. (The)                                                       1,457,310   3,372,969
    Karur Vysya Bank, Ltd. (The)                                                     2,752,820   4,799,912
    Kaveri Seed Co., Ltd.                                                              227,504   1,847,492
*   KAYA, Ltd.                                                                           1,253      20,237
    KCP, Ltd.                                                                          259,565     594,382
    KEC International, Ltd.                                                            746,494   4,115,988
    KEI Industries, Ltd.                                                               207,626   1,268,881
    Kewal Kiran Clothing, Ltd.                                                           1,598      42,463
*   Kiri Industries, Ltd.                                                               38,746     343,978
    Kirloskar Brothers, Ltd.                                                            75,235     408,907
    Kirloskar Oil Engines, Ltd.                                                        257,475   1,533,040
    Kitex Garments, Ltd.                                                               119,534     541,960
    KNR Constructions, Ltd.                                                            164,676     793,610
    Kolte-Patil Developers, Ltd.                                                       147,064     845,484
    KPIT Technologies, Ltd.                                                          1,273,758   4,232,543
    KPR Mill, Ltd.                                                                      84,250     972,118
    KRBL, Ltd.                                                                         532,344   5,078,317
    KSB Pumps, Ltd.                                                                     43,864     619,863
    Kwality, Ltd.                                                                      227,403     358,786
    L&T Finance Holdings, Ltd.                                                       3,759,476  10,161,882
    LA Opala RG, Ltd.                                                                   52,077     501,672
    Lakshmi Machine Works, Ltd.                                                         26,279   2,482,018
    Lakshmi Vilas Bank, Ltd. (The)                                                     628,630   1,262,179
*   Lanco Infratech, Ltd.                                                            2,515,800      66,229
    Larsen & Toubro Infotech, Ltd.                                                       3,226      64,702
    LEEL Electricals Ltd.                                                               61,677     265,940
    LG Balakrishnan & Bros, Ltd.                                                         9,489     148,619
    Linde India, Ltd.                                                                   69,394     582,170
    LT Foods, Ltd.                                                                     236,968     335,547
    Lumax Industries, Ltd.                                                               3,871     111,420
    LUX Industries, Ltd.                                                                11,930     319,471
    Magma Fincorp, Ltd.                                                                114,750     284,722
    Maharashtra Scooters, Ltd.                                                           3,911     164,432
    Maharashtra Seamless, Ltd.                                                         210,955   1,666,066
    Mahindra & Mahindra Financial Services, Ltd.                                     1,488,242  10,859,021
*   Mahindra CIE Automotive, Ltd.                                                      262,542     910,494
    Mahindra Holidays & Resorts India, Ltd.                                            319,401   1,655,550
    Mahindra Lifespace Developers, Ltd.                                                141,047   1,103,882
    Majesco, Ltd.                                                                       47,137     399,353
    Man Infraconstruction, Ltd.                                                        377,536     383,743
    Manappuram Finance, Ltd.                                                         4,119,074   7,183,015
    Mangalam Cement, Ltd.                                                                1,712      11,159
    Marksans Pharma, Ltd.                                                              747,546     473,279
*   Max Financial Services, Ltd.                                                       399,832   3,357,159
*   MAX India, Ltd.                                                                    960,513   1,715,693
*   Max Ventures & Industries, Ltd.                                                     13,682      17,402
    Mayur Uniquoters, Ltd.                                                              78,790     609,643
    McLeod Russel India, Ltd.                                                          439,710   1,178,035
    Meghmani Organics, Ltd.                                                            632,106   1,032,862

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
INDIA -- (Continued)
    MEP Infrastructure Developers, Ltd.                                                129,335 $   180,323
    Mercator, Ltd.                                                                     698,226     428,940
    Merck, Ltd.                                                                         46,217   1,060,272
    Minda Corp., Ltd.                                                                  177,702     555,423
    Minda Industries, Ltd.                                                              65,080   1,265,534
    MindTree, Ltd.                                                                     861,247  10,396,688
    Mirza International, Ltd.                                                          256,140     538,521
    MOIL, Ltd.                                                                         334,799   1,274,293
    Monsanto India, Ltd.                                                                47,843   1,925,395
    Motilal Oswal Financial Services, Ltd.                                             106,737   2,152,884
    Mphasis, Ltd.                                                                      585,835   8,287,159
*   MPS, Ltd.                                                                           36,728     337,210
    MRF, Ltd.                                                                            3,145   3,365,672
    Multi Commodity Exchange of India, Ltd.                                             41,822     507,702
    Munjal Showa, Ltd.                                                                  39,839     169,619
    Muthoot Finance, Ltd.                                                              659,998   4,284,376
*   Nagarjuna Fertilizers & Chemicals, Ltd.                                            568,337     208,045
*   Narayana Hrudayalaya, Ltd.                                                          48,551     217,871
    Natco Pharma, Ltd.                                                                 580,096   8,636,299
    National Aluminium Co., Ltd.                                                     3,342,747   3,953,377
    Nava Bharat Ventures, Ltd.                                                         316,709     781,546
    Navin Fluorine International, Ltd.                                                  69,248     865,144
*   Navkar Corp., Ltd.                                                                  76,342     214,630
    Navneet Education, Ltd.                                                            717,172   1,648,692
    NCC, Ltd.                                                                        3,509,710   6,737,315
    Nectar Lifesciences, Ltd.                                                          229,932     118,846
    NESCO, Ltd.                                                                        201,270   1,906,688
*   Network 18 Media & Investments, Ltd.                                                91,372      80,187
*   Neuland Laboratories, Ltd.                                                          12,517     165,719
    NIIT Technologies, Ltd.                                                            306,008   4,115,470
*   NIIT, Ltd.                                                                         554,088     886,129
    Nilkamal, Ltd.                                                                      44,708   1,267,749
    NOCIL, Ltd.                                                                        427,549   1,395,417
    NRB Bearings, Ltd.                                                                  87,678     222,807
    Nucleus Software Exports, Ltd.                                                      15,812     107,635
    Oberoi Realty, Ltd.                                                                677,307   5,609,556
    OCL India, Ltd.                                                                     73,065   1,580,105
    Omaxe, Ltd.                                                                        332,416   1,194,174
    OnMobile Global, Ltd.                                                              209,843     181,088
    Orient Cement, Ltd.                                                                418,388     996,746
    Orient Electric, Ltd.                                                              307,079     531,322
    Orient Paper & Industries, Ltd.                                                    307,079     228,179
    Orient Refractories, Ltd.                                                          143,597     385,387
*   Oriental Bank of Commerce                                                          588,747   1,069,698
    Oriental Carbon & Chemicals, Ltd.                                                    8,221     155,742
    Orissa Minerals Development Co., Ltd.                                                    1          29
    Page Industries, Ltd.                                                               32,419  11,004,169
    Panama Petrochem, Ltd.                                                              63,793     217,780
    Parag Milk Foods, Ltd.                                                              81,826     360,705
*   Parsvnath Developers, Ltd.                                                           9,193       3,417
*   Patel Engineering, Ltd.                                                             96,255     112,928
    PC Jeweller, Ltd.                                                                  836,526   6,397,237
    Persistent Systems, Ltd.                                                           271,838   3,326,458

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
INDIA -- (Continued)
    Pfizer, Ltd.                                                                        91,657 $3,348,707
    Phillips Carbon Black, Ltd.                                                         59,491  1,123,503
    Phoenix Mills, Ltd. (The)                                                          336,812  3,436,165
    PI Industries, Ltd.                                                                437,024  6,100,581
*   Polaris Consulting & Services, Ltd.                                                 49,344    316,782
    Poly Medicure, Ltd.                                                                 41,398    161,153
    Polyplex Corp., Ltd.                                                                21,347    170,113
    Prabhat Dairy, Ltd.                                                                 89,491    300,453
    Praj Industries, Ltd.                                                              595,587    996,416
*   Prakash Industries, Ltd.                                                           185,182    615,990
*   Praxis Home Retail, Ltd.                                                            25,770    115,474
    Prestige Estates Projects, Ltd.                                                    702,684  3,533,741
*   Prime Focus, Ltd.                                                                   28,281     48,820
*   Prism Cement, Ltd.                                                                 621,984  1,349,024
    Procter & Gamble Hygiene & Health Care, Ltd.                                           192     28,005
    PTC India Financial Services, Ltd.                                               1,650,202    905,305
    PTC India, Ltd.                                                                  1,758,724  2,928,564
    Puravankara, Ltd.                                                                  389,976    915,961
    PVR, Ltd.                                                                          174,195  3,996,550
    Radico Khaitan, Ltd.                                                               378,681  2,129,463
    Rain Industries, Ltd.                                                              648,863  3,875,034
    Rajesh Exports, Ltd.                                                               348,160  4,494,009
    Rallis India, Ltd.                                                                 493,675  1,940,525
    Ramco Cements, Ltd. (The)                                                          485,411  5,812,354
    Ramco Industries, Ltd.                                                             124,583    571,333
*   Ramco Systems, Ltd.                                                                 28,350    221,078
    Ramkrishna Forgings, Ltd.                                                           51,430    648,112
*   Ramky Infrastructure, Ltd.                                                          77,893    269,708
    Rane Holdings, Ltd.                                                                  3,870    154,985
    Rashtriya Chemicals & Fertilizers, Ltd.                                            565,687    875,106
    Ratnamani Metals & Tubes, Ltd.                                                      60,002    962,795
*   RattanIndia Power, Ltd.                                                          3,417,228    387,762
    Raymond, Ltd.                                                                      333,049  5,470,430
    Redington India, Ltd.                                                            1,768,053  4,898,234
*   Relaxo Footwears, Ltd.                                                             136,134  1,326,012
    Reliance Capital, Ltd.                                                             983,665  7,512,351
*   Reliance Communications, Ltd.                                                    4,294,802  1,986,446
*   Reliance Home Finance, Ltd.                                                        983,665  1,233,963
    Reliance Infrastructure, Ltd.                                                      994,174  7,735,913
*   Reliance Naval and Engineering, Ltd.                                               855,404    616,850
*   Reliance Power, Ltd.                                                             5,374,443  3,847,591
    Repco Home Finance, Ltd.                                                           144,384  1,412,814
    Rico Auto Industries, Ltd.                                                         129,681    175,016
*   Rolta India, Ltd.                                                                  356,162    378,142
*   Ruchi Soya Industries, Ltd.                                                        200,054     54,191
    Rushil Decor, Ltd.                                                                   5,796     91,001
    Sadbhav Engineering, Ltd.                                                          440,928  2,847,601
    Sadbhav Infrastructure Project, Ltd.                                                68,249    156,245
    Sagar Cements, Ltd.                                                                  3,550     55,143
    Sangam India, Ltd.                                                                  15,684     42,433
*   Sanghi Industries, Ltd.                                                            181,161    355,274
    Sanghvi Movers, Ltd.                                                                38,342     92,642
    Sanofi India, Ltd.                                                                  40,556  3,182,862

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
INDIA -- (Continued)
    Sasken Technologies, Ltd.                                                            14,952 $  163,470
    Schaeffler India, Ltd.                                                               36,354  3,151,149
    Sequent Scientific, Ltd.                                                             15,341     20,714
    SH Kelkar & Co., Ltd.                                                                77,087    363,261
    Shanthi Gears, Ltd.                                                                   5,154     12,143
    Sharda Cropchem, Ltd.                                                                72,068    501,668
    Sharda Motor Industries, Ltd.                                                         2,845    102,972
    Shemaroo Entertainment, Ltd.                                                         16,694    137,827
    Shilpa Medicare, Ltd.                                                               102,356    908,829
*   Shipping Corp. of India, Ltd.                                                       975,179  1,240,612
    Shoppers Stop, Ltd.                                                                  61,138    501,956
    Shriram City Union Finance, Ltd.                                                     39,366  1,217,478
*   Shriram EPC Ltd.                                                                      8,140      3,780
    Shriram Transport Finance Co., Ltd.                                                  90,738  1,958,107
*   Sical Logistics, Ltd.                                                                51,095    174,308
    Simplex Infrastructures, Ltd.                                                       101,949    943,093
    Sintex Industries, Ltd.                                                           3,790,942  1,380,583
*   Sintex Plastics Technology, Ltd.                                                  3,697,541  4,236,851
*   SITI Networks, Ltd.                                                               1,597,465    581,328
    Siyaram Silk Mills, Ltd.                                                             14,592    149,139
    SJVN, Ltd.                                                                        3,015,613  1,635,554
    SKF India, Ltd.                                                                     130,203  3,595,271
    Skipper, Ltd.                                                                       144,926    551,284
    SML ISUZU, Ltd.                                                                      42,899    567,855
    Sobha, Ltd.                                                                         377,552  3,371,652
    Solar Industries India, Ltd.                                                        140,252  2,356,853
    Somany Ceramics, Ltd.                                                                34,483    397,545
    Sonata Software, Ltd.                                                               341,739  1,616,381
    South Indian Bank, Ltd. (The)                                                     6,588,178  3,125,338
    SREI Infrastructure Finance, Ltd.                                                 1,205,273  1,806,877
    SRF, Ltd.                                                                           130,770  3,656,786
    Srikalahasthi Pipes, Ltd.                                                            64,207    377,241
*   Star Cement, Ltd.                                                                   183,269    365,228
    State Bank of India                                                                 640,412  3,159,312
    Sterlite Technologies, Ltd.                                                       1,319,184  7,442,123
    Strides Shasun, Ltd.                                                                353,724  4,231,654
    Subros, Ltd.                                                                         87,691    467,489
    Sudarshan Chemical Industries, Ltd.                                                 123,653    873,189
    Sun TV Network, Ltd.                                                                510,749  8,181,380
    Sundaram Finance, Ltd.                                                               56,821  1,677,994
    Sundaram-Clayton, Ltd.                                                                5,530    421,429
    Sundram Fasteners, Ltd.                                                             492,338  4,078,478
    Sunteck Realty, Ltd.                                                                126,460    841,154
    Suprajit Engineering, Ltd.                                                          182,162    880,499
    Supreme Industries, Ltd.                                                            309,088  6,260,735
    Supreme Petrochem, Ltd.                                                             155,605    906,439
    Surya Roshni, Ltd.                                                                   36,420    228,641
    Sutlej Textiles and Industries, Ltd.                                                 82,290    127,665
    Suven Life Sciences, Ltd.                                                           243,810    821,541
*   Suzlon Energy, Ltd.                                                              15,310,443  3,530,960
    Swaraj Engines, Ltd.                                                                 22,581    702,500
    Symphony, Ltd.                                                                       54,894  1,559,842
*   Syndicate Bank                                                                    1,354,916  1,545,484

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
INDIA -- (Continued)
    Syngene International, Ltd.                                                         122,728 $ 1,157,412
    TAKE Solutions, Ltd.                                                                388,754   1,032,433
    Tamil Nadu Newsprint & Papers, Ltd.                                                 173,348   1,135,725
    Tata Chemicals, Ltd.                                                                600,945   6,814,702
    Tata Communications, Ltd.                                                           154,127   1,485,479
    Tata Elxsi, Ltd.                                                                    136,304   2,277,583
    Tata Global Beverages, Ltd.                                                       2,778,424  12,688,324
    Tata Metaliks, Ltd.                                                                  56,444     779,410
    Tata Power Co., Ltd. (The)                                                        1,742,793   2,434,568
    Tata Sponge Iron, Ltd.                                                               34,861     588,827
*   Tata Teleservices Maharashtra, Ltd.                                               4,584,815     498,636
    TCI Express, Ltd.                                                                   123,000   1,026,017
*   Techno Electric & Engineering Co., Ltd.                                             261,424   1,536,304
    Texmaco Rail & Engineering, Ltd.                                                    452,037     731,276
    Thermax, Ltd.                                                                       258,177   5,002,656
    Thirumalai Chemicals, Ltd.                                                           28,679     894,410
    Thomas Cook India, Ltd.                                                             174,630     642,318
    Thyrocare Technologies, Ltd.                                                         25,606     276,856
    TI Financial Holdings, Ltd.                                                         522,196   5,665,300
    Tide Water Oil Co India, Ltd.                                                         5,899     632,631
    Time Technoplast, Ltd.                                                              748,934   2,130,789
    Timken India, Ltd.                                                                  179,694   2,530,563
    Tinplate Co. of India, Ltd. (The)                                                   200,035     796,927
    Titagarh Wagons, Ltd.                                                               311,857     762,902
    Torrent Pharmaceuticals, Ltd.                                                        21,081     450,010
    Torrent Power, Ltd.                                                               1,102,960   4,922,552
    Transport Corp. of India, Ltd.                                                      252,375   1,109,250
    Trent, Ltd.                                                                         449,150   2,221,870
    Trident, Ltd.                                                                       764,283     943,478
    Triveni Engineering & Industries, Ltd.                                              461,377     463,883
    Triveni Turbine, Ltd.                                                               412,775     840,484
    TTK Prestige, Ltd.                                                                   28,601   3,264,357
    Tube Investments of India, Ltd.                                                     522,196   2,190,056
    TV Today Network, Ltd.                                                              110,284     780,326
*   TV18 Broadcast, Ltd.                                                              4,354,184   4,221,628
    TVS Motor Co., Ltd.                                                                 365,055   3,993,569
    TVS Srichakra, Ltd.                                                                   6,047     339,764
*   UCO Bank                                                                          1,375,491     679,911
    Uflex, Ltd.                                                                         232,965   1,543,137
    UFO Moviez India, Ltd.                                                               30,372     217,863
    Unichem Laboratories, Ltd.                                                          348,803   1,963,390
*   Union Bank of India                                                               1,291,040   2,758,607
*   Unitech, Ltd.                                                                    11,040,919   1,462,357
    United Breweries, Ltd.                                                               61,577   1,104,571
    UPL, Ltd.                                                                           220,106   2,596,628
    V-Guard Industries, Ltd.                                                          1,094,212   3,991,443
    V-Mart Retail, Ltd.                                                                  35,923     838,716
    VA Tech Wabag, Ltd.                                                                 263,438   2,543,068
*   Vaibhav Global, Ltd.                                                                 23,729     268,619
    Vardhman Textiles, Ltd.                                                             147,950   3,024,843
    Venky's India, Ltd.                                                                  32,216   1,365,074
    Vesuvius India, Ltd.                                                                  6,961     155,151
    Vijaya Bank                                                                       1,781,109   1,787,854

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES       VALUE++
                                                                                     ----------- --------------
INDIA -- (Continued)
    Vinati Organics, Ltd.                                                                 66,803 $    1,000,075
    VIP Industries, Ltd.                                                                 466,160      2,486,196
    Voltas, Ltd.                                                                         905,833      8,593,294
    VRL Logistics, Ltd.                                                                  164,594      1,129,844
    VST Industries, Ltd.                                                                  29,254      1,493,047
    VST Tillers Tractors, Ltd.                                                            10,523        389,328
    WABCO India, Ltd.                                                                     27,357      3,192,136
    Welspun Corp., Ltd.                                                                  775,975      1,922,174
    Welspun Enterprises, Ltd.                                                            411,154      1,114,664
    Welspun India, Ltd.                                                                2,373,128      2,572,373
    West Coast Paper Mills, Ltd.                                                          97,769        405,202
    Wheels India, Ltd.                                                                     1,361         46,973
    Whirlpool of India, Ltd.                                                              85,833      1,983,598
*   Wockhardt, Ltd.                                                                      192,217      2,417,428
    Wonderla Holidays, Ltd.                                                               54,717        321,935
    Zee Learn, Ltd.                                                                      614,012        429,124
*   Zee Media Corp., Ltd.                                                                816,776        559,049
    Zensar Technologies, Ltd.                                                            115,503      1,722,964
    Zuari Agro Chemicals, Ltd.                                                            16,783        128,114
    Zydus Wellness, Ltd.                                                                  93,175      1,451,431
                                                                                                 --------------
TOTAL INDIA                                                                                       1,171,505,988
                                                                                                 --------------
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT                                                     55,652,000      5,607,950
    Acset Indonusa Tbk PT                                                                 65,000         13,391
    Adhi Karya Persero Tbk PT                                                         16,421,388      2,730,032
    Agung Podomoro Land Tbk PT                                                        56,642,700        999,686
    AKR Corporindo Tbk PT                                                             13,583,300      6,307,293
    Alam Sutera Realty Tbk PT                                                        108,470,200      3,185,974
*   Aneka Tambang Persero Tbk PT                                                      82,071,691      5,603,584
    Arwana Citramulia Tbk PT                                                          29,196,500        745,791
    Asahimas Flat Glass Tbk PT                                                           978,600        397,467
    Astra Agro Lestari Tbk PT                                                          2,277,400      2,210,513
    Astra Graphia Tbk PT                                                               2,211,000        212,351
*   Asuransi Kresna Mitra Tbk PT                                                       4,035,000        268,179
*   Bakrie and Brothers Tbk PT                                                       142,571,000        532,438
*   Bakrie Telecom Tbk PT                                                             74,325,398        277,572
*   Bank Artha Graha Internasional Tbk PT                                              6,018,100         39,538
    Bank Bukopin Tbk                                                                  38,948,266      1,861,121
*   Bank Ina Perdana PT                                                                2,032,400        151,812
    Bank Maybank Indonesia Tbk PT                                                      4,652,500        104,101
*   Bank Nationalnobu Tbk PT                                                             715,800         49,162
*   Bank Pan Indonesia Tbk PT                                                         27,159,800      2,979,978
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                              23,882,800      4,119,682
    Bank Pembangunan Daerah Jawa Timur Tbk PT                                         30,906,500      1,799,532
*   Bank Permata Tbk PT                                                               29,099,702      1,434,593
    Bank Tabungan Negara Persero Tbk PT                                               25,825,449      7,057,313
    Bank Tabungan Pensiunan Nasional Tbk PT                                              220,700         58,627
*   Barito Pacific Tbk PT                                                             34,090,500      6,724,089
    Bekasi Fajar Industrial Estate Tbk PT                                             41,038,200        920,718
*   Benakat Integra Tbk PT                                                           133,672,100        888,601
    BFI Finance Indonesia Tbk PT                                                         413,700         21,006

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ----------- -----------
INDONESIA -- (Continued)
    BISI International Tbk PT                                                         16,025,900 $ 2,098,823
    Blue Bird Tbk PT                                                                   1,951,000     498,626
    Bukit Asam Persero Tbk PT                                                         26,307,400   6,679,710
*   Bumi Resources Tbk PT                                                             70,558,100   1,704,422
*   Bumi Teknokultura Unggul Tbk PT                                                   57,107,600     567,281
    Catur Sentosa Adiprana Tbk PT                                                      2,986,100     109,374
    Ciputra Development Tbk PT                                                       111,394,920  11,311,549
*   Citra Marga Nusaphala Persada Tbk PT                                              18,379,502   2,150,073
*   Clipan Finance Indonesia Tbk PT                                                    1,482,000      35,340
*   Delta Dunia Makmur Tbk PT                                                         35,879,700   3,134,812
    Dharma Satya Nusantara Tbk PT                                                      2,071,600      61,295
*   Eagle High Plantations Tbk PT                                                    102,829,300   1,736,297
    Elnusa Tbk PT                                                                     33,322,300   1,058,913
    Erajaya Swasembada Tbk PT                                                         10,697,000     670,031
*   Eureka Prima Jakarta Tbk PT                                                       15,407,200      90,849
*   Ever Shine Textile Tbk PT                                                          3,654,640      24,517
    Fajar Surya Wisesa Tbk PT                                                            808,400     309,454
    Gajah Tunggal Tbk PT                                                              15,045,800     956,249
*   Garuda Indonesia Persero Tbk PT                                                   40,357,249     946,503
    Global Mediacom Tbk PT                                                            68,941,900   3,863,370
*   Hanson International Tbk PT                                                      366,223,700   3,033,314
*   Harum Energy Tbk PT                                                                8,271,500   2,040,622
    Hexindo Adiperkasa Tbk PT                                                            508,500     129,568
*   Holcim Indonesia Tbk PT                                                            6,836,200     459,548
    Impack Pratama Industri Tbk PT                                                       169,800      13,062
    Indah Kiat Pulp & Paper Corp. Tbk PT                                              22,169,000  15,522,528
*   Indika Energy Tbk PT                                                              12,820,200   4,275,935
    Indo Tambangraya Megah Tbk PT                                                      3,117,200   7,048,327
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                                      19,526,400     904,415
    Inovisi Infracom Tbk PT                                                            1,806,467         810
*   Inti Agri Resources Tbk PT                                                         7,490,200     159,997
    Intiland Development Tbk PT                                                       68,944,332   1,844,551
    Japfa Comfeed Indonesia Tbk PT                                                    43,183,200   4,710,786
    Jaya Real Property Tbk PT                                                         12,272,400     811,507
    Kawasan Industri Jababeka Tbk PT                                                 158,994,257   3,537,092
    KMI Wire & Cable Tbk PT                                                           17,852,200     673,563
*   Krakatau Steel Persero Tbk PT                                                     36,927,702   1,419,220
*   Kresna Graha Investama Tbk PT                                                     97,619,100   3,973,616
    Link Net Tbk PT                                                                    6,268,200   2,541,491
*   Lippo Cikarang Tbk PT                                                              4,090,500   1,063,776
    Lippo Karawaci Tbk PT                                                            124,895,000   5,131,819
    Malindo Feedmill Tbk PT                                                            7,226,400     383,369
    Matahari Department Store Tbk PT                                                     200,300     166,431
*   Matahari Putra Prima Tbk PT                                                       10,215,728     369,042
*   Medco Energi Internasional Tbk PT                                                 62,649,733   5,800,729
    Media Nusantara Citra Tbk PT                                                      27,288,200   3,104,411
*   Mega Manunggal Property Tbk PT                                                     1,096,800      48,051
    Metropolitan Kentjana Tbk PT                                                           5,300      13,195
*   Minna Padi Investama Tbk PT                                                           62,900       3,592
    Mitra Adiperkasa Tbk PT                                                            6,775,900   3,699,163
    Mitra Keluarga Karyasehat Tbk PT                                                   2,443,700     348,391
    Mitra Pinasthika Mustika Tbk PT                                                    6,396,600     392,053
*   MNC Investama Tbk PT                                                             190,385,200   1,721,336

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ----------- ----------
INDONESIA -- (Continued)
*   MNC Land Tbk PT                                                                    1,031,700 $  105,309
*   MNC Sky Vision Tbk PT                                                              1,540,200     94,297
    Modernland Realty Tbk PT                                                          86,007,200  2,057,328
    Multipolar Tbk PT                                                                 62,638,500    800,185
*   Multistrada Arah Sarana Tbk PT                                                     6,288,800    133,270
    Nippon Indosari Corpindo Tbk PT                                                   19,082,689  1,845,033
*   Nirvana Development Tbk PT                                                        12,056,400     80,510
*   Nusantara Infrastructure Tbk PT                                                  112,594,600  1,896,616
    Pabrik Kertas Tjiwi Kimia Tbk PT                                                   2,133,800    751,615
*   Pacific Strategic Financial Tbk PT                                                 5,979,900    227,738
    Pakuwon Jati Tbk PT                                                               19,517,800  1,032,958
    Pan Brothers Tbk PT                                                               28,934,500  1,062,631
*   Panin Financial Tbk PT                                                           153,994,900  3,447,458
    Panin Sekuritas Tbk PT                                                                31,500      5,646
*   Paninvest Tbk PT                                                                   8,124,500    867,744
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                             31,053,800  3,038,315
    PP Persero Tbk PT                                                                 26,894,214  6,283,963
    PP Properti Tbk PT                                                                78,779,400  1,127,627
    Ramayana Lestari Sentosa Tbk PT                                                   31,680,900  2,767,146
    Resource Alam Indonesia Tbk PT                                                     2,456,000     81,856
*   Rimo International Lestari Tbk PT                                                 19,926,800    217,090
    Salim Ivomas Pratama Tbk PT                                                       34,236,200  1,329,483
    Sampoerna Agro PT                                                                  5,969,300  1,133,740
    Sawit Sumbermas Sarana Tbk PT                                                     21,821,100  2,428,101
*   Sekawan Intipratama Tbk PT                                                         9,367,900     15,393
    Selamat Sempurna Tbk PT                                                           21,908,900  2,174,828
    Semen Baturaja Persero Tbk PT                                                     22,567,500  6,237,881
*   Sentul City Tbk PT                                                               205,529,400  2,254,418
*   Siloam International Hospitals Tbk PT                                              3,748,150  2,465,253
    Sinar Mas Agro Resources & Technology Tbk PT                                       1,037,460    282,366
*   Sitara Propertindo Tbk PT                                                         12,248,500    722,446
    Sri Rejeki Isman Tbk PT                                                           84,092,531  2,401,548
    Steel Pipe Industry of Indonesia PT                                                5,809,800     55,450
*   Sugih Energy Tbk PT                                                              162,320,200    606,193
    Sumber Alfaria Trijaya Tbk PT                                                        293,400     13,297
    Summarecon Agung Tbk PT                                                           70,356,364  5,890,350
    Surya Semesta Internusa Tbk PT                                                    30,910,500  1,350,844
    Tempo Scan Pacific Tbk PT                                                          1,314,400    162,524
*   Tiga Pilar Sejahtera Food Tbk                                                     19,238,200    782,136
    Timah Tbk PT                                                                      31,284,414  2,447,772
    Tiphone Mobile Indonesia Tbk PT                                                   18,845,000  1,302,748
    Total Bangun Persada Tbk PT                                                       13,489,100    746,448
    Tower Bersama Infrastructure Tbk PT                                                4,673,400  2,142,417
*   Trada Alam Minera Tbk PT                                                          49,301,800  1,178,125
    Trias Sentosa Tbk PT                                                              33,492,700  1,014,080
*   Truba Alam Manunggal Engineering PT                                               21,316,500     63,686
    Tunas Baru Lampung Tbk PT                                                         20,250,400  1,867,434
    Tunas Ridean Tbk PT                                                               12,252,300  1,088,714
    Ultrajaya Milk Industry & Trading Co. Tbk PT                                      14,629,600  1,387,268
    Unggul Indah Cahaya Tbk PT                                                            48,239     12,596
*   Vale Indonesia Tbk PT                                                             17,738,100  4,947,219
*   Visi Media Asia Tbk PT                                                            57,624,900  1,317,815
    Waskita Beton Precast Tbk PT                                                      24,746,800    875,105

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
INDONESIA -- (Continued)
    Waskita Karya Persero Tbk PT                                                     13,203,500 $  2,792,983
    Wijaya Karya Beton Tbk PT                                                        20,302,800      909,773
    Wijaya Karya Persero Tbk PT                                                      26,159,207    4,059,563
                                                                                                ------------
TOTAL INDONESIA                                                                                  257,039,224
                                                                                                ------------
MALAYSIA -- (3.2%)
#   7-Eleven Malaysia Holdings Bhd Class B                                            2,618,800    1,048,024
#   Aeon Co. M Bhd                                                                    4,025,600    1,687,189
#   Aeon Credit Service M Bhd                                                           668,400    2,305,759
    Affin Holdings Bhd                                                                1,576,220    1,023,112
#*  AirAsia X Bhd                                                                    17,602,300    1,828,742
    Ajinomoto Malaysia Bhd                                                              113,300      597,163
    Alliance Bank Malaysia Bhd                                                        2,686,500    2,982,238
    Allianz Malaysia Bhd                                                                114,000      383,368
    Amway Malaysia Holdings Bhd                                                         294,000      595,311
#   Ann Joo Resources Bhd                                                               787,050      704,128
    APM Automotive Holdings Bhd                                                         256,900      247,214
    Benalec Holdings Bhd                                                              3,667,000      370,762
#*  Berjaya Assets BHD                                                                2,154,800      226,300
*   Berjaya Corp. Bhd                                                                23,607,127    2,058,967
    Berjaya Food Bhd                                                                    344,300      154,432
*   Berjaya Land Bhd                                                                  3,734,000      320,876
    Berjaya Sports Toto Bhd                                                           4,198,867    2,434,127
#*  Bermaz Auto Bhd                                                                   4,600,300    2,642,056
    BIMB Holdings Bhd                                                                 1,490,308    1,585,342
    Bintulu Port Holdings Bhd                                                            25,900       39,825
    Bonia Corp. Bhd                                                                   1,427,000      183,006
*   Borneo Aqua Harvest Bhd                                                             103,100       20,489
#*  Borneo Oil Bhd                                                                    6,671,999      145,700
    Boustead Holdings Bhd                                                             2,622,628    1,929,973
#   Boustead Plantations Bhd                                                          2,105,100      911,943
#*  Bumi Armada Bhd                                                                  16,045,600    3,463,178
    Bursa Malaysia Bhd                                                                3,512,200    9,816,010
    CAB Cakaran Corp. Bhd                                                             2,050,200      480,827
    Cahya Mata Sarawak Bhd                                                            3,362,500    3,750,157
    Can-One Bhd                                                                         435,800      324,046
    Carlsberg Brewery Malaysia Bhd Class B                                            1,166,100    4,767,066
#   CB Industrial Product Holding Bhd                                                 2,763,740    1,260,388
    CCM Duopharma Biotech Bhd                                                            29,600       21,011
    Century Logistics Holdings Bhd Class B                                            1,008,900      252,143
    Chin Teck Plantations Bhd                                                            33,000       65,739
    Coastal Contracts Bhd                                                             1,880,866      630,855
    CSC Steel Holdings Bhd                                                              875,500      346,271
    Cypark Resources Bhd                                                              1,059,700      716,642
    D&O Green Technologies Bhd                                                        3,253,600      549,710
#   Dagang NeXchange Bhd                                                              8,035,600      987,762
    Daibochi Plastic & Packaging Industry Bhd                                           133,056       77,320
#   Datasonic Group Bhd                                                               3,464,100    1,047,172
*   Daya Materials Bhd                                                                8,058,600      175,903
*   Dayang Enterprise Holdings Bhd                                                    2,370,596      490,412
#*  Destinii Bhd                                                                      2,853,000      441,431
    DKSH Holdings Malaysia Bhd                                                          109,000      109,042

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
MALAYSIA -- (Continued)
#   DRB-Hicom Bhd                                                                     6,367,700 $4,239,822
    Dutch Lady Milk Industries Bhd                                                      136,900  2,215,067
#   Eastern & Oriental Bhd                                                            6,175,347  2,263,124
*   Eco World Development Group Bhd                                                   6,844,800  2,459,309
#   Econpile Holldings Bhd                                                            4,724,750  1,502,357
#   Ekovest Bhd                                                                       6,079,050  1,548,362
#   Evergreen Fibreboard Bhd                                                          3,947,350    581,347
    Excel Force MSC Bhd                                                                 478,600    186,059
    FAR East Holdings Bhd                                                                61,500    138,962
#   Felda Global Ventures Holdings Bhd                                                8,890,400  4,578,929
#   Gabungan AQRS Bhd                                                                 1,480,700    736,129
#   Gadang Holdings Bhd                                                               2,265,200    673,386
#   Gas Malaysia Bhd                                                                  1,164,100    823,363
#   George Kent Malaysia BHD                                                          2,373,600  2,324,319
#   Globetronics Technology Bhd                                                       1,817,860  2,946,210
    Glomac Bhd                                                                        3,140,280    426,721
    Goldis Bhd                                                                          604,277    485,752
    Guan Chong Bhd                                                                       22,600     11,880
    GuocoLand Malaysia Bhd                                                            1,578,400    437,206
    Hai-O Enterprise Bhd                                                              1,100,420  1,520,529
    HAP Seng Consolidated Bhd                                                         1,760,040  4,387,254
    Hap Seng Plantations Holdings Bhd                                                 1,284,500    840,705
#   Heineken Malaysia Bhd                                                               942,300  4,612,942
#*  Hengyuan Refining Co. Bhd                                                           522,400  1,722,499
#   HeveaBoard Bhd                                                                    2,697,200    690,873
    Hiap Teck Venture Bhd                                                             6,471,400    829,623
*   Hibiscus Petroleum Bhd                                                            6,437,600  1,602,865
    Hock Seng LEE BHD                                                                 1,371,808    573,834
    Hong Leong Industries Bhd                                                           660,000  1,642,481
    HSS Engineers Bhd                                                                   224,000     92,491
    Hua Yang Bhd                                                                      1,873,866    290,274
    Hume Industries Bhd                                                                 281,872    148,795
    Hup Seng Industries Bhd                                                           1,433,633    404,884
    I-Bhd                                                                             2,260,900    307,404
    IFCA MSC Bhd                                                                        203,100     18,703
    IJM Plantations Bhd                                                               1,595,400    982,810
#   Inari Amertron Bhd                                                                7,236,330  6,115,321
    Inch Kenneth Kajang Rubber P.L.C.                                                 1,045,300    186,384
    Insas Bhd                                                                         3,918,581    973,169
*   Iris Corp. Bhd                                                                   11,177,700    617,471
#*  Iskandar Waterfront City Bhd                                                      3,063,100  1,074,372
#*  JAKS Resources Bhd                                                                2,581,000  1,151,281
#   Jaya Tiasa Holdings Bhd                                                           3,092,227    846,310
#   JCY International Bhd                                                             3,967,600    436,814
#   Karex Bhd                                                                         1,652,749    486,669
    Keck Seng Malaysia Bhd                                                              847,250  1,012,337
    Kenanga Investment Bank Bhd                                                       1,871,360    292,322
#   Kerjaya Prospek Group Bhd                                                           799,900    834,064
    Kesm Industries Bhd                                                                  36,700    187,623
    Kian JOO CAN Factory Bhd                                                          1,801,180  1,362,891
    Kim Loong Resources Bhd                                                             308,960    331,127
#   Kimlun Corp. Bhd                                                                    706,409    413,146
#*  KNM Group Bhd                                                                    13,496,680    861,426

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
MALAYSIA -- (Continued)
#   Kossan Rubber Industries                                                          2,910,000 $6,464,117
    KPJ Healthcare Bhd                                                               21,715,000  5,396,914
#   Kretam Holdings Bhd                                                               3,815,400    674,582
*   KSL Holdings Bhd                                                                  4,681,218  1,235,039
    Kumpulan Fima Bhd                                                                   880,850    354,480
    Kumpulan Perangsang Selangor Bhd                                                  1,580,100    526,759
*   Kwantas Corp. Bhd                                                                   243,000     87,691
*   Lafarge Malayan Bhd                                                                 893,500  1,276,311
    Land & General BHD                                                               14,548,060    780,304
*   Landmarks Bhd                                                                     1,775,200    395,374
#   LBS Bina Group Bhd                                                                2,007,900  1,218,523
    Lii Hen Indsustries Bhd                                                             642,100    510,030
    Lingkaran Trans Kota Holdings Bhd                                                 1,236,900  1,820,199
#*  Lion Industries Corp. Bhd                                                         2,663,300    888,920
#   LPI Capital Bhd                                                                     280,870  1,408,256
    Magni-Tech Industries Bhd                                                           246,000    313,737
#   Magnum Bhd                                                                        5,030,000  2,386,665
    Mah Sing Group Bhd                                                                9,866,187  3,629,367
    Malakoff Corp. Bhd                                                                7,338,100  1,787,446
    Malayan Flour Mills Bhd                                                           2,022,650  1,134,811
*   Malayan United Industries Bhd                                                     1,806,500    101,696
    Malaysia Building Society Bhd                                                     7,911,263  2,370,452
#*  Malaysia Marine and Heavy Engineering Holdings Bhd                                2,042,400    415,451
*   Malaysian Bulk Carriers Bhd                                                       2,787,000    571,230
    Malaysian Pacific Industries Bhd                                                    771,813  2,075,719
#   Malaysian Resources Corp. Bhd                                                    12,953,298  3,972,920
    Malton Bhd                                                                        3,090,500    740,134
#   Matrix Concepts Holdings Bhd                                                      2,818,158  1,575,858
    MBM Resources Bhd                                                                 1,379,696    831,692
    Media Chinese International, Ltd.                                                 4,247,300    414,254
#   Media Prima Bhd                                                                   6,440,803  1,122,265
    Mega First Corp. Bhd                                                              1,198,800  1,153,691
#   Mitrajaya Holdings Bhd                                                            1,851,000    464,540
*   MK Land Holdings Bhd                                                              3,019,200    180,257
#   MKH Bhd                                                                           2,199,134    953,062
    MMC Corp. Bhd                                                                     1,748,000    894,745
*   MNRB Holdings Bhd                                                                 1,142,650    770,158
*   MPHB Capital Bhd                                                                  1,394,900    539,401
*   Mudajaya Group Bhd                                                                2,167,066    513,797
    Muhibbah Engineering M Bhd                                                        2,475,450  2,010,445
*   Mulpha International Bhd                                                          1,364,330    888,704
    Mynews Holdings Bhd                                                                  35,200     14,097
*   Naim Holdings Bhd                                                                 1,264,500    334,064
    NTPM Holdings Bhd                                                                   640,000     95,078
#*  OCK Group Bhd                                                                     1,962,300    434,466
    Oldtown Bhd                                                                       1,914,850  1,497,945
    Oriental Holdings Bhd                                                               426,700    712,102
    OSK Holdings Bhd                                                                  8,106,555  2,163,164
    Pacific & Orient Bhd                                                                205,000     67,297
#   Padini Holdings Bhd                                                               2,987,800  3,900,593
    Panasonic Manufacturing Malaysia BHD                                                157,684  1,402,895
    Pantech Group Holdings Bhd                                                        2,443,030    410,011
    Paramount Corp. Bhd                                                                 591,225    287,672

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
MALAYSIA -- (Continued)
*   Parkson Holdings Bhd                                                             2,674,947 $  362,787
*   Pentamaster Corp., Bhd                                                           1,209,520    803,809
*   Perdana Petroleum Bhd                                                              720,333     72,075
    PESTECH International Bhd                                                        1,533,300    714,983
#   Petron Malaysia Refining & Marketing Bhd                                           357,500  1,054,983
    Pharmaniaga Bhd                                                                    649,060    683,259
#   Pie Industrial BHD                                                               1,237,500    555,257
#   Pos Malaysia Bhd                                                                 2,923,200  3,691,552
    Power Root Bhd                                                                     189,500     89,023
    Prestariang Bhd                                                                    273,500    122,793
    Protasco Bhd                                                                     2,265,950    633,758
#*  Puncak Niaga Holdings Bhd                                                        1,671,020    282,313
#   QL Resources Bhd                                                                 5,138,159  6,329,430
    Ranhill Holdings Bhd                                                                61,300     11,395
    RGB International Bhd                                                            2,064,200    144,922
#*  Rimbunan Sawit Bhd                                                               3,667,900    337,924
*   Salcon Bhd                                                                       3,458,733    411,568
    Salutica Bhd                                                                       201,000     56,672
    Sam Engineering & Equipment M Bhd                                                  152,800    282,254
    Sarawak Oil Palms Bhd                                                            1,020,704    981,107
    SCGM Bhd                                                                            20,100     11,783
    Scicom MSC Bhd                                                                     272,400    118,508
#   Scientex Bhd                                                                     1,528,224  3,431,195
*   Scomi Group Bhd                                                                  4,109,500    260,555
    SEG International Bhd                                                              145,885     24,301
    Selangor Dredging Bhd                                                            1,118,200    251,689
#   Selangor Properties Bhd                                                            230,200    286,273
    Shangri-La Hotels Malaysia Bhd                                                     418,700    530,827
    SHL Consolidated Bhd                                                               246,000    166,543
#   SKP Resources Bhd                                                                4,951,400  2,486,869
    Star Media Group Bhd                                                             1,888,800    672,778
*   Sumatec Resources Bhd                                                            9,919,300    199,244
*   Sunsuria Bhd                                                                        49,400     15,901
    Sunway Bhd                                                                       3,331,979  1,508,132
    Sunway Construction Group Bhd                                                    1,853,836  1,218,832
#   Supermax Corp. Bhd                                                               3,327,100  1,866,128
    Suria Capital Holdings Bhd                                                         699,800    326,059
    Syarikat Takaful Malaysia Bhd                                                    2,358,400  2,255,185
    Symphony Life Bhd                                                                  439,187     86,875
#   Ta Ann Holdings Bhd                                                              1,647,489  1,403,814
#   TA Enterprise Bhd                                                                8,724,800  1,418,500
    TA Global Bhd                                                                    8,747,540    807,723
#   Taliworks Corp. Bhd                                                              2,186,850    610,753
    Tambun Indah Land Bhd                                                            1,389,500    339,275
    TAN Chong Motor Holdings BHD                                                     1,625,200    713,116
    Tasek Corp. Bhd                                                                     86,800    238,080
    TDM Bhd                                                                          5,725,420    684,251
    TH Plantations Bhd                                                               1,616,060    435,900
#   Thong Guan Industries Bhd                                                          167,000    166,167
#   Time dotCom Bhd                                                                  2,063,588  4,636,865
    Tiong NAM Logistics Holdings                                                     1,439,016    445,859
#   TMC Life Sciences Bhd                                                            1,091,000    235,237
    Top Glove Corp. Bhd                                                              1,970,120  4,674,014

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
MALAYSIA -- (Continued)
    Tropicana Corp. Bhd                                                               4,261,355 $    999,693
    TSH Resources Bhd                                                                 4,102,200    1,732,836
#   Tune Protect Group Bhd                                                            3,746,900      997,978
#   Uchi Technologies Bhd                                                             1,564,100    1,135,552
    UEM Edgenta Bhd                                                                   2,702,400    1,731,280
*   UEM Sunrise Bhd                                                                  10,963,600    3,169,069
*   UMW Holdings Bhd                                                                    955,600    1,666,224
#*  UMW Oil & Gas Corp. Bhd                                                          26,275,708    2,179,271
    Unisem M Bhd                                                                      3,906,890    3,021,372
    United Malacca Bhd                                                                  427,850      705,714
    United Plantations Bhd                                                              438,300    3,200,299
    United U-Li Corp. Bhd                                                               613,900      503,658
    UOA Development Bhd                                                               4,821,100    3,110,006
    ViTrox Corp. Bhd                                                                    561,000      907,618
#*  Vivocom International Holdings Bhd                                                7,000,700      213,821
#   VS Industry Bhd                                                                   5,255,730    4,109,123
#*  Wah Seong Corp. Bhd                                                               2,187,269      818,915
*   WCE Holdings Bhd                                                                    552,000      167,120
#*  WCT Holdings Bhd                                                                  6,966,602    2,787,095
#   Wellcall Holdings Bhd                                                             2,990,700    1,179,110
    WTK Holdings Bhd                                                                  2,322,000      413,339
#   Yinson Holdings Bhd                                                               3,428,600    3,704,471
*   YNH Property Bhd                                                                  3,521,488    1,261,864
#*  Yong Tai BHD                                                                      1,273,200      495,512
*   YTL Land & Development Bhd                                                        1,028,200      134,917
    Zhulian Corp. Bhd                                                                   585,033      248,627
                                                                                                ------------
TOTAL MALAYSIA                                                                                   279,542,087
                                                                                                ------------
MEXICO -- (2.1%)
#   Alpek S.A.B. de C.V.                                                              3,847,469    5,562,905
#   Alsea S.A.B. de C.V.                                                              5,090,080   16,655,385
#*  Axtel S.A.B. de C.V.                                                              7,917,886    2,029,273
#   Banregio Grupo Financiero S.A.B. de C.V.                                          1,992,409   12,387,958
*   Bio Pappel S.A.B. de C.V.                                                           360,076      388,869
    Bolsa Mexicana de Valores S.A.B. de C.V.                                          4,098,507    7,857,119
*   CMR S.A.B. de C.V.                                                                    1,323          492
    Consorcio ARA S.A.B. de C.V. Series *                                             8,371,179    3,508,278
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR                               205,047    1,738,799
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A                         1,727,133    1,480,128
*   Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B                       960,372    1,079,736
    Corp. Actinver S.A.B. de C.V.                                                       187,852      140,295
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                                           5,667,547    7,813,841
    Corp. Moctezuma S.A.B. de C.V. Series *                                             861,300    3,451,355
    Corporativo Fragua S.A.B. de C.V.                                                         3           39
    Corporativo GBM S.A.B. de C.V.                                                       22,477       16,243
    Corpovael S.A. de C.V.                                                               60,941       49,115
#   Credito Real S.A.B. de C.V. SOFOM ER                                              1,578,735    2,120,616
    Cydsa S.A.B. de C.V.                                                                  3,875        6,612
#*  Desarrolladora Homex S.A.B. de C.V.                                                 519,622       15,355
#*  Elementia S.A.B. de C.V.                                                            471,026      630,928
#*  Empresas ICA S.A.B. de C.V.                                                       3,768,186       47,102
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR                                    62,171       10,021

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
MEXICO -- (Continued)
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                                  7,642,021 $  8,368,068
#   Gentera S.A.B. de C.V.                                                            8,007,004    7,266,286
*   Grupo Aeromexico S.A.B. de C.V.                                                   1,789,512    2,828,721
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                               2,460,734   12,531,243
#   Grupo Cementos de Chihuahua S.A.B. de C.V.                                          840,302    4,755,093
#   Grupo Comercial Chedraui S.A. de C.V.                                             3,005,046    6,686,043
#*  Grupo Famsa S.A.B. de C.V. Class A                                                2,450,655    1,569,536
    Grupo Financiero Interacciones SA de C.V. Class O                                   804,047    3,878,590
#*  Grupo GICSA S.A. de C.V.                                                          1,093,387      622,720
    Grupo Herdez S.A.B. de C.V. Series *                                              1,985,528    4,682,248
*   Grupo Hotelero Santa Fe S.A.B. de C.V.                                              308,165      181,636
    Grupo Industrial Saltillo S.A.B. de C.V.                                            885,642    1,594,101
    Grupo KUO S.A.B. de C.V. Series B                                                   758,658    1,716,093
*   Grupo Pochteca S.A.B. de C.V.                                                       585,177      297,749
*   Grupo Posadas S.A.B. de C.V.                                                        198,900      412,510
#   Grupo Rotoplas S.A.B. de C.V.                                                       580,300      925,711
    Grupo Sanborns S.A.B. de C.V.                                                       856,324      952,404
#*  Grupo Simec S.A.B. de C.V. Series B                                               1,222,425    4,219,958
*   Grupo Sports World S.A.B. de C.V.                                                   583,706      580,201
#*  Hoteles City Express S.A.B. de C.V.                                               1,980,935    2,536,338
#   Industrias Bachoco S.A.B. de C.V. Series B                                        1,350,035    6,951,918
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                                      30,230    1,872,446
*   Industrias CH S.A.B. de C.V. Series B                                             1,975,464    8,853,195
*   La Comer S.A.B. de C.V.                                                           2,802,454    2,853,386
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                                            246,465      103,953
    Megacable Holdings S.A.B. de C.V.                                                 1,773,371    8,126,630
#*  Minera Frisco S.A.B. de C.V. Class A1                                             2,180,733    1,441,187
#   Nemak S.A.B. de C.V.                                                              3,383,660    2,832,481
#   Organizacion Cultiba S.A.B. de C.V.                                               1,179,623      988,737
    Qualitas Controladora S.A.B. de C.V.                                              1,830,513    4,580,278
#   Rassini S.A.B. de C.V.                                                              398,256    1,622,832
    Rassini S.A.B. De C.V. Class A                                                      219,106      457,007
#*  Telesites S.A.B. de C.V.                                                          6,226,034    4,683,304
#   TV Azteca S.A.B. de C.V.                                                         12,229,240    2,207,758
    Unifin Financiera S.A.B. de C.V. SOFOM ENR                                          517,075    1,889,188
    Vitro S.A.B. de C.V. Series A                                                       917,857    3,444,722
                                                                                                ------------
TOTAL MEXICO                                                                                     186,504,735
                                                                                                ------------
PHILIPPINES -- (1.1%)
    A Soriano Corp.                                                                   3,430,211      472,162
    ACR Mining Corp.                                                                     48,205        3,154
    Alsons Consolidated Resources, Inc.                                               7,605,000      193,643
*   Apex Mining Co., Inc.                                                             9,649,000      284,334
*   Atlas Consolidated Mining & Development Corp.                                     6,148,000      582,822
    Belle Corp.                                                                      31,652,400    2,362,128
*   Bloomberry Resorts Corp.                                                         22,731,400    5,438,658
    Cebu Air, Inc.                                                                    1,594,810    3,079,971
    Cebu Holdings, Inc.                                                               3,291,900      377,081
*   CEMEX Holdings Philippines, Inc.                                                  3,267,600      267,097
    Century Pacific Food, Inc.                                                        5,770,900    1,756,444
    Century Properties Group, Inc.                                                   26,261,151      238,159
    China Banking Corp.                                                               2,222,028    1,572,123

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ----------- ----------
PHILIPPINES -- (Continued)
    Cirtek Holdings Philippines Corp.                                                    931,700 $  908,326
    COL Financial Group, Inc.                                                            130,900     39,811
    Cosco Capital, Inc.                                                               16,265,700  2,282,012
    D&L Industries, Inc.                                                              20,103,500  4,770,100
*   DoubleDragon Properties Corp.                                                      2,533,190  1,885,694
    East West Banking Corp.                                                            3,298,400  1,857,654
*   EEI Corp.                                                                          3,466,400    832,597
    Emperador, Inc.                                                                    5,850,900    930,826
*   Empire East Land Holdings, Inc.                                                   19,893,000    259,269
    Energy Development Corp.                                                          10,075,582  1,114,811
    Filinvest Development Corp.                                                        3,314,322    490,159
    Filinvest Land, Inc.                                                             102,959,577  3,748,682
    First Gen Corp.                                                                    9,938,800  3,094,224
    First Philippine Holdings Corp.                                                    2,234,230  2,691,772
*   Global Ferronickel Holdings, Inc.                                                 12,029,667    594,885
*   Global-Estate Resorts, Inc.                                                        1,646,000     42,423
    Holcim Philippines, Inc.                                                              80,600     16,485
    Integrated Micro-Electronics, Inc.                                                 3,139,600  1,175,197
    Leisure & Resorts World Corp.                                                      3,397,640    270,907
*   Lepanto Consolidated Mining Co.                                                   42,985,455    131,759
    Lopez Holdings Corp.                                                              20,270,300  2,173,518
    Macroasia Corp.                                                                    2,445,900  1,016,175
    Manila Water Co., Inc.                                                             9,107,600  5,018,528
    Max's Group, Inc.                                                                  1,684,100    591,564
    Megawide Construction Corp.                                                        5,617,608  2,345,674
*   Melco Resorts And Entertainment Philippines Corp.                                 14,188,700  2,352,235
    Metro Retail Stores Group, Inc.                                                    5,661,900    410,691
    Nickel Asia Corp.                                                                  8,927,000  1,145,831
    Pepsi-Cola Products Philippines, Inc.                                             10,934,900    617,417
    Petron Corp.                                                                      15,670,800  2,933,779
    Philex Mining Corp.                                                                4,409,700    576,273
*   Philippine National Bank                                                           2,015,095  2,317,470
*   Philippine National Construction Corp.                                               173,000      3,099
    Philippine Savings Bank                                                              356,863    618,879
    Philippine Stock Exchange, Inc. (The)                                                121,592    581,474
*   Philweb Corp.                                                                      3,009,240    393,043
    Phinma Corp.                                                                          94,323     15,167
    Phinma Energy Corp.                                                               13,182,000    418,571
    Phoenix Petroleum Philippines, Inc.                                                2,243,580    551,293
    Pilipinas Shell Petroleum Corp.                                                       69,570     84,657
    Premium Leisure Corp.                                                             35,394,000    848,941
*   Prime Orion Philippines, Inc.                                                        309,000     15,243
    Puregold Price Club, Inc.                                                          4,655,100  4,837,674
*   PXP Energy Corp.                                                                   2,622,000    453,713
    RFM Corp.                                                                          8,856,668    832,250
    Rizal Commercial Banking Corp.                                                     2,718,270  2,659,428
    Robinsons Land Corp.                                                              11,854,905  4,820,541
    Robinsons Retail Holdings, Inc.                                                    1,241,780  2,292,372
    San Miguel Pure Foods Co., Inc.                                                      105,230  1,273,858
    Security Bank Corp.                                                                  339,108  1,624,961
*   SSI Group, Inc.                                                                    9,264,000    552,642
    STI Education Systems Holdings, Inc.                                              18,528,000    545,466
    Travellers International Hotel Group, Inc.                                         8,451,000    652,957

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
PHILIPPINES -- (Continued)
    Union Bank of the Philippines                                                     1,431,241 $ 2,512,183
*   Victorias Milling Co., Inc.                                                         231,600      12,808
    Vista Land & Lifescapes, Inc.                                                    44,349,900   6,033,002
    Xurpas, Inc.                                                                      4,266,400     361,130
                                                                                                -----------
TOTAL PHILIPPINES                                                                                98,259,876
                                                                                                -----------
POLAND -- (1.3%)
*   AB SA                                                                                 1,082      10,231
*   Agora SA                                                                            266,452   1,147,183
    Amica SA                                                                             24,073     927,084
    Apator SA                                                                            66,638     526,754
    Asseco Poland SA                                                                    549,318   7,629,556
*   Bank Ochrony Srodowiska SA                                                           12,873      36,355
#*  Bioton SA                                                                           539,811     649,831
*   Boryszew SA                                                                         886,027   2,553,929
    Budimex SA                                                                           85,383   5,255,218
    CD Projekt SA                                                                       334,982  11,615,791
#*  CI Games SA                                                                         252,830      78,697
*   Ciech SA                                                                            223,721   4,116,984
#   ComArch SA                                                                            8,514     470,859
#   Dom Development SA                                                                    5,209     129,493
    Elektrobudowa SA                                                                      8,568     205,484
*   Emperia Holding SA                                                                   84,744   2,505,060
    Enea SA                                                                           1,137,043   3,735,746
#   Energa SA                                                                           869,043   3,117,460
#   Eurocash SA                                                                         366,424   2,953,140
    Fabryki Mebli Forte SA                                                              123,654   1,806,488
*   Famur SA                                                                            686,251   1,282,678
    Firma Oponiarska Debica SA                                                           29,483     882,183
*   Getin Holding SA                                                                  3,004,455   1,336,753
#*  Getin Noble Bank SA                                                               2,134,719   1,168,674
    Globe Trade Centre SA                                                               296,546     868,053
    Grupa Azoty Zaklady Chemiczne Police SA                                              76,751     453,897
    Grupa Kety SA                                                                        70,874   8,555,376
*   Impexmetal SA                                                                       935,588   1,206,278
#   Inter Cars SA                                                                        38,678   3,287,306
    Kernel Holding SA                                                                   387,855   5,898,162
#   KRUK SA                                                                             108,283   7,440,044
    LC Corp. SA                                                                         535,481     502,477
    Lentex SA                                                                           124,367     280,346
    Lubelski Wegiel Bogdanka SA                                                          70,267   1,418,162
    Netia SA                                                                          2,240,278   3,539,057
    Neuca SA                                                                             16,877   1,360,310
    Newag SA                                                                                493       2,704
#   Orbis SA                                                                            133,161   3,976,218
#   Pfleiderer Group SA                                                                  56,661     656,673
#*  PKP Cargo SA                                                                        102,888   1,859,052
#*  Polnord SA                                                                          261,430     825,906
*   Rafako SA                                                                           499,822     761,282
    Stalexport Autostrady SA                                                            492,197     657,474
    Stalprodukt SA                                                                        9,024   1,448,649
*   Tauron Polska Energia SA                                                          6,611,144   5,987,787

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- ------------
POLAND -- (Continued)
    Trakcja SA                                                                         290,967 $    623,879
*   Vistula Group SA                                                                 1,340,725    2,079,711
    Warsaw Stock Exchange                                                              122,600    1,743,400
    Wawel SA                                                                             1,245      428,150
    Zespol Elektrowni Patnow Adamow Konin SA                                            85,917      364,803
                                                                                               ------------
TOTAL POLAND                                                                                    110,366,787
                                                                                               ------------
SOUTH AFRICA -- (6.5%)
#   Adcock Ingram Holdings, Ltd.                                                       839,261    4,636,144
*   Adcorp Holdings, Ltd.                                                              896,475    1,334,125
    Advtech, Ltd.                                                                    3,318,771    4,818,364
    Aeci, Ltd.                                                                       1,083,668    9,430,130
    African Oxygen, Ltd.                                                               920,937    2,140,395
*   African Phoenix Investments, Ltd.                                                5,837,783      345,033
    African Rainbow Minerals, Ltd.                                                   1,068,934   11,495,789
    Afrimat, Ltd.                                                                      111,491      278,699
    Alexander Forbes Group Holdings, Ltd.                                            3,859,439    2,272,282
*   Allied Electronics Corp., Ltd. Class A                                             334,150      358,911
    Alviva Holdings, Ltd.                                                            1,332,356    1,959,415
*   ArcelorMittal South Africa, Ltd.                                                 1,784,999      555,180
#   Ascendis Health, Ltd.                                                            1,529,922    1,525,722
    Assore, Ltd.                                                                       158,979    4,214,711
    Astral Foods, Ltd.                                                                 434,252    8,690,535
*   Attacq, Ltd.                                                                     4,004,787    6,618,452
*   Aveng, Ltd.                                                                      3,795,612      618,201
    AVI, Ltd.                                                                        3,142,173   28,534,203
    Balwin Properties, Ltd.                                                             47,919       21,453
    Barloworld, Ltd.                                                                 2,208,890   31,431,924
    Blue Label Telecoms, Ltd.                                                        3,959,693    4,542,351
#*  Brait SE                                                                           781,312    2,540,279
#   Cashbuild, Ltd.                                                                    203,416    7,805,487
    Caxton and CTP Publishers and Printers, Ltd.                                       313,704      307,142
    City Lodge Hotels, Ltd.                                                            321,443    3,985,022
    Clicks Group, Ltd.                                                               2,486,642   35,786,924
    Clover Industries, Ltd.                                                          1,374,821    1,740,124
*   Consolidated Infrastructure Group, Ltd.                                            822,411      256,977
    Coronation Fund Managers, Ltd.                                                   1,913,797   12,707,423
#*  Curro Holdings, Ltd.                                                               522,912    1,692,994
    DataTec, Ltd.                                                                    3,865,241   10,072,374
    Distell Group, Ltd.                                                                272,622    3,194,455
#   DRDGOLD, Ltd.                                                                    2,932,131      908,953
    DRDGOLD, Ltd. Sponsored ADR                                                          9,400       27,636
*   enX Group, Ltd.                                                                    408,074      423,245
    EOH Holdings, Ltd.                                                               1,098,252    5,934,421
    Evraz Highveld Steel and Vanadium, Ltd.                                             63,001          118
    Exxaro Resources, Ltd.                                                             276,449    3,333,189
#*  Famous Brands, Ltd.                                                                666,887    6,250,488
    Foschini Group, Ltd. (The)                                                       2,131,677   34,882,536
    Grand Parade Investments, Ltd.                                                   3,033,383      642,534
*   Grindrod, Ltd.                                                                   5,178,455    5,731,738
    Group Five, Ltd.                                                                 1,015,485      872,340
    Harmony Gold Mining Co., Ltd.                                                    1,449,470    2,489,562

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
SOUTH AFRICA -- (Continued)
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                                       2,733,482 $ 4,838,263
*   Howden Africa Holdings, Ltd.                                                         39,220     119,191
    Hudaco Industries, Ltd.                                                             276,957   3,447,287
    Hulamin, Ltd.                                                                     1,296,594     589,935
#*  Impala Platinum Holdings, Ltd.                                                    2,819,886   8,661,516
    Imperial Holdings, Ltd.                                                             562,828  13,496,220
    Invicta Holdings, Ltd.                                                              362,206   1,720,176
    Italtile, Ltd.                                                                      214,396     246,182
    JSE, Ltd.                                                                           831,201  13,184,612
    KAP Industrial Holdings, Ltd.                                                    10,466,629   7,547,441
    Lewis Group, Ltd.                                                                   877,469   2,471,034
    Liberty Holdings, Ltd.                                                            1,089,081  12,073,002
    Life Healthcare Group Holdings, Ltd.                                              3,534,396   8,106,741
*   Long4Life, Ltd.                                                                   2,574,768   1,191,954
    Massmart Holdings, Ltd.                                                             531,169   6,246,668
    Merafe Resources, Ltd.                                                           11,489,424   1,603,722
#   Metair Investments, Ltd.                                                          1,320,959   2,375,173
    Metrofile Holdings, Ltd.                                                            140,627      42,521
    MiX Telematics, Ltd.                                                                 37,895      17,713
    MiX Telematics, Ltd. Sponsored ADR                                                    2,902      34,534
    MMI Holdings, Ltd.                                                                6,193,335  11,832,576
    Mpact, Ltd.                                                                       1,555,329   3,550,672
    Murray & Roberts Holdings, Ltd.                                                   3,959,853   4,024,023
#*  Nampak, Ltd.                                                                      5,214,254   6,709,437
*   Net 1 UEPS Technologies, Inc.                                                           776       9,506
    Netcare, Ltd.                                                                       755,224   1,655,255
#*  Northam Platinum, Ltd.                                                            3,415,807  14,948,863
    Oceana Group, Ltd.                                                                  447,176   3,157,838
    Omnia Holdings, Ltd.                                                                609,560   7,502,237
    Peregrine Holdings, Ltd.                                                          2,062,518   4,258,931
#   Pick n Pay Stores, Ltd.                                                           2,495,391  14,309,093
    Pioneer Foods Group, Ltd.                                                           224,968   2,484,619
*   PPC, Ltd.                                                                        14,661,585  10,049,777
    Raubex Group, Ltd.                                                                1,306,791   2,350,352
    RCL Foods, Ltd.                                                                     705,154   1,029,304
    Reunert, Ltd.                                                                     1,622,219  10,238,753
#   Rhodes Food Group Pty, Ltd.                                                         623,031   1,155,402
#*  Royal Bafokeng Platinum, Ltd.                                                       706,327   1,906,439
    Santam, Ltd.                                                                        320,610   8,070,213
    Sibanye Gold, Ltd.                                                                  268,172     316,127
    SPAR Group, Ltd. (The)                                                            1,296,777  22,413,464
    Spur Corp., Ltd.                                                                    627,199   1,454,630
#*  Stadio Holdings, Ltd.                                                               618,529     389,633
*   Stefanutti Stocks Holdings, Ltd.                                                    229,540      45,293
#*  Sun International, Ltd.                                                           1,096,248   6,180,665
*   Super Group, Ltd.                                                                 3,359,375  12,681,686
    Telkom SA SOC, Ltd.                                                               2,036,964   8,854,481
    Tongaat Hulett, Ltd.                                                              1,021,284   9,900,976
    Transaction Capital, Ltd.                                                           867,673   1,227,761
    Trencor, Ltd.                                                                     1,369,751   5,585,199
#   Truworths International, Ltd.                                                     2,404,925  19,832,438
    Tsogo Sun Holdings, Ltd.                                                          2,858,414   6,201,869

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- ------------
SOUTH AFRICA -- (Continued)
    Wilson Bayly Holmes-Ovcon, Ltd.                                                  506,623 $  6,782,497
                                                                                             ------------
TOTAL SOUTH AFRICA                                                                            566,531,874
                                                                                             ------------
SOUTH KOREA -- (15.7%)
#*  3S Korea Co., Ltd.                                                                22,000       48,087
#   ABco Electronics Co., Ltd.                                                        76,717      832,338
    Able C&C Co., Ltd.                                                                65,588    1,129,801
#   ABOV Semiconductor Co., Ltd.                                                     118,431      897,933
#*  Ace Technologies Corp.                                                           178,732      938,029
#*  Actoz Soft Co., Ltd.                                                              50,910      990,097
*   ADTechnology Co., Ltd.                                                            41,183      439,600
    Advanced Nano Products Co., Ltd.                                                  68,114    1,269,374
*   Advanced Process Systems Corp.                                                    15,723      518,519
#   Aekyung Petrochemical Co., Ltd.                                                  112,680    1,966,827
    AfreecaTV Co., Ltd.                                                               74,661    1,545,474
#*  Agabang&Company                                                                  253,993    1,441,151
#   Ahn-Gook Pharmaceutical Co., Ltd.                                                 58,793      905,428
#   Ahnlab, Inc.                                                                      53,146    2,789,138
#   AJ Networks Co., Ltd.                                                             92,793      673,430
#*  AJ Rent A Car Co., Ltd.                                                          125,497    1,450,433
#*  Ajin Industrial Co., Ltd.                                                         46,385      238,674
    AK Holdings, Inc.                                                                 38,738    3,101,471
#*  Alticast Corp.                                                                    73,734      395,458
#   ALUKO Co., Ltd.                                                                  367,542    1,528,287
*   Alvogen Korea Co., Ltd                                                               116        3,066
#*  Aminologics Co., Ltd.                                                            239,814      621,971
#*  Amotech Co., Ltd.                                                                 72,347    3,325,255
#*  Anam Electronics Co., Ltd.                                                       738,248    3,075,174
#   Anapass, Inc.                                                                     70,895    1,478,731
#*  Aprogen Healthcare & Games, Inc.                                                 143,629      530,951
#*  APS Holdings Corp.                                                               393,866    3,076,315
*   Arion Technology, Inc.                                                           129,146      156,458
#   Asia Cement Co., Ltd.                                                             13,376    1,623,564
    ASIA Holdings Co., Ltd.                                                           10,133    1,276,438
#   Asia Paper Manufacturing Co., Ltd.                                                41,937      870,598
*   Asiana Airlines, Inc.                                                            972,693    4,920,568
#   Atinum Investment Co., Ltd.                                                      291,863    1,516,409
    AtlasBX Co., Ltd.                                                                    571       26,002
#*  AUK Corp.                                                                        220,465      628,155
#   Aurora World Corp.                                                                42,236      478,676
#   Austem Co., Ltd.                                                                 160,334      847,096
#   Autech Corp.                                                                     123,048    1,549,145
    Automobile & PCB()                                                               140,991       33,272
#*  Automobile & PCB(6244222)                                                        251,614      191,985
#   Avaco Co., Ltd.                                                                  105,551      773,053
#   Avatec Co., Ltd.                                                                   5,446       40,017
#   Baiksan Co., Ltd.                                                                100,931      676,737
#*  Barun Electronics Co., Ltd.                                                      568,830      931,833
#*  Barunson Entertainment & Arts Corp.                                              508,318    1,090,351
#   Bcworld Pharm Co., Ltd.                                                           42,626      987,095
#*  BG T&A Co.                                                                        60,626      282,166
#*  BH Co., Ltd.                                                                     109,956    2,007,178

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- -----------
SOUTH KOREA -- (Continued)
*   Binex Co., Ltd.                                                                  145,862 $ 1,557,705
    Binggrae Co., Ltd.                                                                47,161   2,918,368
#*  Biolog Device Co., Ltd.                                                          126,061     363,008
#*  BioSmart Co., Ltd.                                                               134,659     705,984
#*  Biotoxtech Co., Ltd.                                                              59,773     605,420
#   BIT Computer Co., Ltd.                                                           113,558     660,793
#   Bixolon Co., Ltd.                                                                 87,925     601,166
#   Bluecom Co., Ltd.                                                                103,817     689,817
#   Boditech Med, Inc.                                                               116,248   2,226,220
#*  Bohae Brewery Co., Ltd.                                                          632,425     604,243
#   BoKwang Industry Co., Ltd.                                                        84,295     465,329
    Bookook Securities Co., Ltd.                                                      13,958     367,307
#*  Boryung Medience Co., Ltd.                                                        53,364     762,723
#   Boryung Pharmaceutical Co., Ltd.                                                  50,364   2,669,736
#*  Bosung Power Technology Co., Ltd.                                                453,255   1,266,281
#*  Brain Contents Co., Ltd.                                                         805,232     731,118
#   BRIDGETEC Corp.                                                                   35,241     205,800
#*  Bubang Co., Ltd.                                                                 218,353     692,352
    Bukwang Pharmaceutical Co., Ltd.                                                  86,264   2,226,178
    Busan City Gas Co., Ltd.                                                           1,213      42,570
#   BYC Co., Ltd.                                                                      1,007     287,019
#*  BYON Co., Ltd.                                                                   155,966     322,122
#   Byucksan Corp.                                                                   369,822   1,504,459
#*  C&S Asset Management Co., Ltd.                                                   166,435     102,283
#*  CammSys Corp.                                                                    308,501     822,821
#*  Capro Corp.                                                                      332,967   3,117,255
    Caregen Co., Ltd.                                                                 10,861     936,657
    Cell Biotech Co., Ltd.                                                            51,500   2,332,588
#*  Celltrion Pharm, Inc.                                                             78,722   7,185,330
#*  Chabiotech Co., Ltd.                                                             344,944  12,520,922
#   Changhae Ethanol Co., Ltd.                                                        51,020     833,512
#*  Charm Engineering Co., Ltd.                                                      264,298     681,570
#*  Chemtronics Co., Ltd.                                                             71,610     582,378
#   Cheryong Industrial Co. Ltd/new                                                   49,903     407,749
#*  Chin Hung International, Inc.                                                    234,602     468,066
    Chinyang Holdings Corp.                                                          167,246     468,256
#*  Choa Pharmaceutical Co.                                                          116,712     634,540
#   Choheung Corp.                                                                       382      87,819
#   Chokwang Leather Co., Ltd.                                                           607      22,738
#   Chokwang Paint, Ltd.                                                              46,428     447,836
    Chong Kun Dang Pharmaceutical Corp.                                               45,831   6,288,865
#   Chongkundang Holdings Corp.                                                       27,820   2,034,079
#   Choong Ang Vaccine Laboratory                                                     43,598     741,229
#*  Chorokbaem Media Co., Ltd.                                                       266,918     399,978
    Chosun Refractories Co., Ltd.                                                      6,715     546,600
#   Chungdahm Learning, Inc.                                                          42,900     650,202
#   CJ CGV Co., Ltd.                                                                  42,978   3,068,364
    CJ Freshway Corp.                                                                 48,575   1,598,313
    CJ Hello Co., Ltd.                                                               217,479   1,916,056
*   CJ O Shopping Co., Ltd.                                                           29,131   6,141,878
#*  CJ Seafood Corp.                                                                 191,102     523,203
#   CKD Bio Corp.                                                                     31,884     781,268
#   Clean & Science Co., Ltd.                                                         19,672     332,173

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES    VALUE++
                                                                                     ------- -----------
SOUTH KOREA -- (Continued)
    Com2uSCorp                                                                        62,436 $ 8,516,489
#   Commax Co., Ltd.                                                                  69,572     494,478
    Coreana Cosmetics Co., Ltd.                                                      174,532   1,141,029
#   Cosmax BTI, Inc.                                                                  38,714   1,320,367
#   Cosmax, Inc.                                                                      86,687  10,467,369
#*  Cosmecca Korea Co., Ltd.                                                          11,110     685,909
#*  CosmoAM&T Co., Ltd.                                                               89,119   1,241,548
#*  Cosmochemical Co., Ltd.                                                           83,357   2,228,876
#*  COSON Co., Ltd.                                                                  117,294   1,311,476
#   COWELL FASHION Co., Ltd.                                                         234,384   1,235,072
#*  Creaplanet Co., Ltd.                                                             191,995     215,973
*   Creative & Innovative System                                                     213,411     375,708
#*  Crown Confectionery Co., Ltd.                                                     30,410     422,585
#   CROWNHAITAI Holdings Co., Ltd.                                                    87,107   1,292,673
#*  CrucialTec Co., Ltd.                                                             756,561   1,333,142
#   CS Wind Corp.                                                                     46,867   1,654,602
#*  CTC BIO, Inc.                                                                     82,400   1,209,654
#*  CTL, Inc.                                                                        160,964     879,296
#   Cuckoo Holdings Co., Ltd.                                                          4,846     446,890
#*  Cuckoo Homesys Co., Ltd.                                                           4,091     737,460
#*  CUROCOM Co., Ltd.                                                                 85,800     236,753
#*  Curoholdings Co., Ltd.                                                           423,171     414,084
#   Cymechs, Inc.                                                                     35,317     517,333
#   D.I Corp.                                                                        210,467     981,126
    Dae Dong Industrial Co., Ltd.                                                     96,824     893,173
    Dae Han Flour Mills Co., Ltd.                                                      7,679   1,247,588
#   Dae Hyun Co., Ltd.                                                               240,518     625,122
#*  Dae Won Chemical Co., Ltd.                                                       273,923     712,890
    Dae Won Kang Up Co., Ltd.                                                        147,078     671,118
*   Dae Young Packaging Co., Ltd.                                                    622,311     486,652
#   Dae-Il Corp.                                                                     101,568     826,033
#*  Daea TI Co., Ltd.                                                                552,451     972,866
#   Daebongls Co., Ltd.                                                               69,097     669,809
#*  Daechang Co., Ltd.                                                               314,932     358,069
    Daechang Forging Co., Ltd.                                                         8,880     495,147
    Daeduck Electronics Co.                                                          276,024   2,488,010
    Daeduck GDS Co., Ltd.                                                            157,900   3,402,129
    Daegu Department Store                                                            32,833     365,967
#   Daehan New Pharm Co., Ltd.                                                        79,981   1,100,219
    Daehan Steel Co., Ltd.                                                           125,858   1,196,950
#   Daehwa Pharmaceutical Co., Ltd.                                                   58,936   1,702,652
#   Daejoo Co., Ltd.                                                                  12,773      25,845
#*  Daejoo Electronic Materials Co., Ltd.                                             81,087   1,274,880
    Daekyo Co., Ltd.                                                                 242,152   1,853,832
#*  Daekyung Machinery & Engineering Co., Ltd.                                       805,869     781,472
#   Daelim B&Co Co., Ltd.                                                             98,313     630,333
    Daelim C&S Co., Ltd.                                                               6,122      69,500
#*  DAEMYUNG Corp. Co., Ltd.                                                         358,770   1,071,913
#   Daeryuk Can Co., Ltd.                                                            104,537     653,866
#   Daesang Corp.                                                                    190,540   4,773,277
#   Daesang Holdings Co., Ltd.                                                       142,191   1,351,565
    Daesung Energy Co., Ltd.                                                          65,638     368,782
#   Daesung Holdings Co., Ltd.                                                        26,734     206,290

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
*   Daesung Industrial Co., Ltd.                                                      34,739 $  157,174
#*  Daewon Cable Co., Ltd.                                                           404,913    444,975
#*  Daewon Media Co., Ltd.                                                            77,129    692,665
#   Daewon Pharmaceutical Co., Ltd.                                                  112,128  2,363,295
#   Daewon San Up Co., Ltd.                                                          104,480    799,334
#*  Daewoo Electronic Components Co., Ltd.                                           243,055    842,220
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                67,632  1,535,201
    Daewoong Co., Ltd.                                                               185,019  3,359,658
#   Daewoong Pharmaceutical Co., Ltd.                                                 37,952  6,439,605
*   Dahaam E-Tec Co., Ltd.                                                             2,100      6,637
#   Daihan Pharmaceutical Co., Ltd.                                                   37,153  1,622,864
    Daishin Securities Co., Ltd.                                                     297,668  4,555,544
#*  Danal Co., Ltd.                                                                  376,502  2,003,040
#   Danawa Co., Ltd.                                                                  54,302    795,746
#   Daou Data Corp.                                                                  161,737  2,219,314
#   Daou Technology, Inc.                                                            267,720  6,274,643
#*  Dasan Networks, Inc.                                                             120,319    785,966
#   Dawonsys Co., Ltd.                                                               167,481  3,486,334
#   Dayou Automotive Seat Technology Co., Ltd.                                       502,384    512,639
#*  Dayou Plus Co., Ltd.                                                             443,110    292,163
*   DB Financial Investment Co., Ltd.                                                276,105  1,292,919
*   DB HiTek Co., Ltd.                                                               293,840  4,066,827
#*  DB, Inc.                                                                         831,396    579,500
#   DCM Corp.                                                                         42,882    506,090
#*  Deutsch Motors, Inc.                                                             186,431  1,166,166
#   DHP Korea Co., Ltd.                                                               85,942  1,066,239
    Digital Chosun Co., Ltd.                                                         216,515    474,491
#   Digital Power Communications Co., Ltd.                                           257,065  1,477,703
#*  DIO Corp.                                                                        101,568  3,849,528
#   Display Tech Co., Ltd.                                                            52,616    194,266
#   DMS Co., Ltd.                                                                    162,618  1,170,543
#   DNF Co., Ltd.                                                                     71,511    977,573
#   Dong A Eltek Co., Ltd.                                                            78,504    948,395
*   Dong Ah Tire & Rubber Co., Ltd.                                                   44,790    562,056
    Dong-A Socio Holdings Co., Ltd.                                                   21,487  2,981,452
    Dong-A ST Co., Ltd.                                                               32,116  3,577,010
#   Dong-A Steel Technology Co., Ltd.                                                  9,029     57,261
#   Dong-Ah Geological Engineering Co., Ltd.                                          76,065    931,649
#   Dong-Il Corp.                                                                      6,596    330,273
#   Dongbang Transport Logistics Co., Ltd.                                            64,316     95,990
#*  Dongbu Corp.                                                                      70,461    711,216
#*  Dongbu Steel Co., Ltd.                                                            53,621    532,177
    Dongil Industries Co., Ltd.                                                       11,279    845,059
    Dongjin Semichem Co., Ltd.                                                       255,935  3,942,056
*   Dongkook Industrial Co., Ltd.                                                    157,704    190,488
    DongKook Pharmaceutical Co., Ltd.                                                 38,218  2,519,016
#   Dongkuk Industries Co., Ltd.                                                     312,436  1,272,516
    Dongkuk Steel Mill Co., Ltd.                                                     544,707  6,191,821
#   Dongkuk Structures & Construction Co., Ltd.                                      299,839  1,677,642
#   Dongnam Marine Crane Co., Ltd.                                                   240,030    752,382
#   Dongsung Chemical Co., Ltd.                                                       17,370    291,066
#   DONGSUNG Corp.                                                                   226,392  1,415,978
#   Dongsung Finetec Co., Ltd.                                                       138,157  1,076,108

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#*  Dongsung Pharmaceutical Co., Ltd.                                                  142,763 $1,846,363
#   Dongwha Enterprise Co., Ltd.                                                        28,221  1,007,817
    Dongwha Pharm Co., Ltd.                                                            200,939  2,031,342
#   Dongwon Development Co., Ltd.                                                      519,419  2,574,109
#   Dongwon F&B Co., Ltd.                                                               10,063  2,460,371
    Dongwon Industries Co., Ltd.                                                        11,209  3,532,499
#   Dongwon Systems Corp.                                                               16,560    809,513
#*  Dongwoo Farm To Table Co., Ltd.                                                     75,970    301,656
    Dongyang E&P, Inc.                                                                  41,389    506,077
#*  Dongyang Steel Pipe Co., Ltd.                                                      757,870    668,528
#*  Doosan Engine Co., Ltd.                                                            411,154  1,726,449
    DoubleUGames Co., Ltd.                                                              69,759  4,002,810
    Douzone Bizon Co., Ltd.                                                            154,929  6,949,327
#*  Dragonfly GF Co., Ltd.                                                              51,555    233,790
    DRB Holding Co., Ltd.                                                               64,591    483,712
#   DSK Co., Ltd.                                                                       98,543  1,048,243
#   DSR Corp.                                                                           23,050    122,647
#   DSR Wire Corp.                                                                      66,361    372,112
#*  DST ROBOT Co., Ltd.                                                                448,645  1,117,949
#   DTR Automotive Corp.                                                                32,595  1,023,618
#*  Duk San Neolux Co., Ltd.                                                            67,020  1,237,996
#*  Duksan Hi-Metal Co., Ltd.                                                           66,695    502,586
    Duksung Co., Ltd.                                                                   81,764    326,679
    DY Corp.                                                                           135,846    852,553
#   DY POWER Corp.                                                                      60,459  1,366,428
    e Tec E&C, Ltd.                                                                     12,949  1,753,229
    e-Credible Co., Ltd.                                                                21,402    297,628
#   e-LITECOM Co., Ltd.                                                                 58,444    398,971
#*  E-TRON Co., Ltd.                                                                 1,491,477    469,236
    E1 Corp.                                                                            25,214  1,401,002
    Eagon Industrial, Ltd.                                                              60,472    531,032
#   Easy Bio, Inc.                                                                     374,482  2,671,335
#*  EcoBio Holdings Co., Ltd.                                                           57,314    567,098
#*  Ecopro Co., Ltd.                                                                   158,695  5,963,824
    Eehwa Construction Co., Ltd.                                                        27,648    121,992
#   EG Corp.                                                                            47,517    556,451
#*  Ehwa Technologies Information Co., Ltd.                                          3,050,382  1,032,647
#   Elcomtec Co., Ltd.                                                                 261,529    552,466
#   Elentec Co., Ltd.                                                                  116,016    513,062
#   EM-Tech Co., Ltd.                                                                  102,271  1,827,799
#*  Emerson Pacific, Inc.                                                               55,198  1,318,813
#*  EMKOREA Co., Ltd.                                                                   88,519    320,128
#*  EMW Co., Ltd.                                                                      173,518  1,071,801
#   Enex Co., Ltd.                                                                     335,866    650,098
#   ENF Technology Co., Ltd.                                                            79,474  1,533,280
    Eo Technics Co., Ltd.                                                               69,018  6,003,157
#   Estechpharma Co., Ltd.                                                              89,268  1,357,000
#*  ESTsoft Corp.                                                                       33,140    222,390
#   Eugene Corp.                                                                       453,657  2,739,871
*   Eugene Investment & Securities Co., Ltd.                                           588,034  2,309,284
#   Eugene Technology Co., Ltd.                                                        128,700  2,686,365
#   Eusu Holdings Co., Ltd.                                                            119,655    848,262
#   EVERDIGM Corp.                                                                      87,678    812,944

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#*  EXA E&C, Inc.                                                                     99,097 $  131,550
*   Exem Co., Ltd.                                                                   104,856    458,059
    Exicon Co., Ltd.                                                                  31,648    411,314
#   Ezwelfare Co., Ltd.                                                               15,152     95,407
#   F&F Co., Ltd.                                                                     61,898  2,673,538
#   Farmsco                                                                          168,568  2,099,171
#*  FarmStory Co., Ltd.                                                              547,789    700,282
#*  Feelingk Co., Ltd.                                                               206,665    689,079
#   Feelux Co., Ltd.                                                                 283,759  1,036,961
#   Fila Korea, Ltd.                                                                 101,983  8,242,524
#   Fine DNC Co., Ltd.                                                               103,000    363,055
#   Fine Technix Co., Ltd.                                                           206,246    516,454
#*  Finetex EnE, Inc.                                                                 76,323    481,350
#*  Firstec Co., Ltd.                                                                209,199    726,062
#*  Foosung Co., Ltd.                                                                431,979  4,367,896
    Fursys, Inc.                                                                      14,941    484,382
#*  G-SMATT GLOBAL Co., Ltd.                                                         127,846  1,689,780
#   Galaxia Communications Co., Ltd.                                                  70,841    426,377
#*  Gamevil, Inc.                                                                     45,326  2,887,668
    Gaon Cable Co., Ltd.                                                              23,823    557,914
#*  Genic Co., Ltd.                                                                   42,515    672,234
#*  Genie Music Corp.                                                                218,948  1,134,012
#   Geumhwa PSC Co., Ltd.                                                              6,153    251,342
#*  Gigalane Co., Ltd.                                                               170,061    551,939
    GIIR, Inc.                                                                        22,387    197,847
*   Global Display Co., Ltd.                                                          62,631    110,722
*   Global Standard Technology Co., Ltd.                                              11,274    125,583
#   GMB Korea Corp.                                                                   79,071    799,356
#*  GNCO Co., Ltd.                                                                   682,448  1,840,883
    Golfzon Co., Ltd.                                                                 26,580  1,250,444
#   GOLFZONNEWDIN Co., Ltd.                                                          213,783  1,164,048
#*  Good People Co., Ltd.                                                             89,915    173,174
    Grand Korea Leisure Co., Ltd.                                                     80,635  2,298,733
    Green Cross Holdings Corp.                                                        76,308  3,049,179
#*  GS Global Corp.                                                                  415,668  1,543,516
    GS Home Shopping, Inc.                                                            26,507  5,507,903
#   Gwangju Shinsegae Co., Ltd.                                                        3,686    838,808
#*  GY Commerce Co., Ltd.                                                            149,142    680,120
#   HAESUNG DS Co., Ltd.                                                              76,086  1,324,842
#   Haesung Industrial Co., Ltd.                                                      25,164    383,920
#*  Haesung Optics Co., Ltd.                                                          60,772    288,550
    Haitai Confectionery & Foods Co., Ltd.                                            58,817    941,868
#   Halla Corp.                                                                      151,009    579,044
#   Halla Holdings Corp.                                                              84,434  4,759,959
#   Han Kuk Carbon Co., Ltd.                                                         265,268  1,773,665
#*  Hana Micron, Inc.                                                                152,743    765,033
    Hana Tour Service, Inc.                                                           79,962  8,402,230
#   Hancom MDS, Inc.                                                                  52,411  1,043,115
    Hancom, Inc.                                                                     152,021  2,775,485
#   Handok, Inc.                                                                      46,806  1,677,971
#   Handsome Co., Ltd.                                                               133,583  4,045,910
    Hanil Cement Co., Ltd.                                                            28,711  4,484,489
    Hanil Vacuum Co., Ltd.()                                                          99,281    134,346

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#*  Hanil Vacuum Co., Ltd.(B4R6Z81)                                                    242,860 $  781,154
#*  Hanjin Heavy Industries & Construction Co., Ltd.                                   712,169  2,474,313
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.                           87,816    341,051
#*  Hanjin Kal Corp.                                                                   372,662  8,083,488
    Hanjin Transportation Co., Ltd.                                                     86,910  2,234,927
#*  Hankook Cosmetics Co., Ltd.                                                         77,549  1,364,204
#   Hankook Cosmetics Manufacturing Co., Ltd.                                           15,080    715,337
    Hankook Shell Oil Co., Ltd.                                                          5,352  1,917,019
    Hankuk Glass Industries, Inc.                                                        9,314    320,902
    Hankuk Paper Manufacturing Co., Ltd.                                                23,476    531,977
#   Hankuk Steel Wire Co., Ltd.                                                         58,735    152,903
#   Hanla IMS Co., Ltd.                                                                 43,244    313,969
#   Hanmi Semiconductor Co., Ltd.                                                      230,587  2,558,184
#   HanmiGlobal Co., Ltd.                                                               65,410    637,443
#   Hans Biomed Corp.                                                                   62,852  1,703,845
    Hansae Co., Ltd.                                                                   179,726  4,585,920
#   Hansae MK Co., Ltd.                                                                 44,029    517,457
    Hansae Yes24 Holdings Co., Ltd.                                                     96,969    999,996
#   Hanshin Construction                                                                60,839  1,409,746
#   Hanshin Machinery Co.                                                              226,979    886,970
#   Hansol Chemical Co., Ltd.                                                           76,789  4,845,802
*   Hansol Holdings Co., Ltd.                                                          389,445  1,798,166
#   Hansol HomeDeco Co., Ltd.                                                          664,337    965,977
    Hansol Paper Co., Ltd.                                                             145,379  2,109,500
#*  Hansol SeenTec Co., Ltd.                                                           318,065    311,006
*   Hansol Technics Co., Ltd.                                                          166,414  2,488,756
#*  Hanwha Galleria Timeworld Co., Ltd.                                                 17,255    752,236
    Hanwha General Insurance Co., Ltd.                                                 440,168  3,730,304
#*  Hanwha Investment & Securities Co., Ltd.                                         1,037,505  3,534,639
#   Hanyang Eng Co., Ltd.                                                               80,741  1,016,958
    Hanyang Securities Co., Ltd.                                                        41,592    314,714
#   Harim Co., Ltd.                                                                    428,356  1,412,179
#   Harim Holdings Co., Ltd.                                                           300,775  1,058,985
#   HB Technology Co., Ltd.                                                            451,483  1,512,501
#*  HDPRO Co., Ltd.                                                                     61,590    285,910
#   Heung-A Shipping Co., Ltd.                                                       1,444,950  1,134,060
#*  Heungkuk Fire & Marine Insurance Co., Ltd.                                         272,623  1,630,648
#   High Tech Pharm Co., Ltd.                                                           23,615    298,008
    Hitejinro Holdings Co., Ltd.                                                        67,857    651,104
#*  HizeAero Co., Ltd.                                                                   9,927     71,220
    HMC Investment Securities Co., Ltd.                                                155,856  1,809,259
#   Home Center Holdings Co., Ltd.                                                     534,946    971,886
#*  Homecast Co., Ltd.                                                                 232,691  3,063,861
#   HS Industries Co., Ltd.                                                            331,416  3,011,920
#   HS R&A Co., Ltd.                                                                   262,709    691,456
    Huchems Fine Chemical Corp.                                                        207,472  4,934,982
    Humax Co., Ltd.                                                                    155,122  1,273,142
#   Humedix Co., Ltd.                                                                   47,028  1,932,561
#*  Huneed Technologies                                                                 87,618  1,043,157
    Huons Co., Ltd.                                                                     36,938  3,488,228
#   Huons Global Co., Ltd.                                                              43,500  2,747,528
#   Husteel Co., Ltd.                                                                   19,221    287,303
    Huvis Corp.                                                                        124,216  1,384,606

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#   Huvitz Co., Ltd.                                                                  86,724 $1,110,031
#   Hwa Shin Co., Ltd.                                                               153,608    658,766
    Hwacheon Machine Tool Co., Ltd.                                                    6,481    374,990
#   Hwail Pharm Co., Ltd.                                                             74,710    514,708
#   Hwajin Co., Ltd.                                                                   4,683     28,096
    Hwangkum Steel & Technology Co., Ltd.                                             78,961    986,691
    HwaSung Industrial Co., Ltd.                                                      79,316  1,212,631
#   Hy-Lok Corp.                                                                      76,315  1,861,660
#   Hyosung ONB Co., Ltd.                                                             10,277    104,904
#   HyosungITX Co., Ltd.                                                              29,128    387,264
    Hyundai BNG Steel Co., Ltd.                                                       92,077  1,241,000
#*  Hyundai Cement Co.                                                                22,245    344,117
#   Hyundai Corp Holdings Inc.                                                        45,036    654,229
    Hyundai Corp.                                                                     68,663  1,345,539
#   Hyundai Elevator Co., Ltd.                                                        91,581  5,163,975
    Hyundai Engineering Plastics Co., Ltd.                                           161,066  1,211,017
    Hyundai Greenfood Co., Ltd.                                                       69,657  1,048,352
    Hyundai Hy Communications & Networks Co., Ltd.                                   332,548  1,351,699
    Hyundai Livart Furniture Co., Ltd.                                               120,416  3,276,851
*   Hyundai Merchant Marine Co., Ltd.                                                508,760  2,201,125
#   Hyundai Pharmaceutical Co., Ltd.                                                 191,697  1,075,252
#   HyVision System, Inc.                                                             99,434  1,365,580
    I Controls, Inc.                                                                  43,044    607,086
*   I&C Technology Co., Ltd.                                                          29,135    174,673
#*  i-Components Co., Ltd.                                                            43,399    335,751
    i-SENS, Inc.                                                                      98,612  2,548,625
#   I3System, Inc.                                                                    34,950    791,656
#*  iA, Inc.                                                                         211,507    907,744
#   ICD Co., Ltd.                                                                    110,626  1,345,341
#*  IHQ, Inc.                                                                        535,723  1,359,177
#   IL Dong Pharmaceutical Co., Ltd.                                                  56,461  1,480,939
#   IlDong Holdings Co., Ltd.                                                         33,200    494,894
    Ilji Technology Co., Ltd.                                                         10,190     41,178
#   Iljin Diamond Co., Ltd.                                                           29,894    853,050
*   Iljin Display Co., Ltd.                                                           67,004    468,508
#   Iljin Electric Co., Ltd.                                                         135,159    602,152
#   Iljin Holdings Co., Ltd.                                                         203,422  1,132,380
#   Iljin Materials Co., Ltd.                                                        139,448  5,068,515
#   Ilshin Spinning Co., Ltd.                                                         11,815  1,249,734
*   Ilshin Stone Co., Ltd.                                                           130,246    148,969
#*  ilShinbiobase Co,Ltd.                                                            238,817    575,914
#   Ilsung Pharmaceuticals Co., Ltd.                                                   3,984    459,560
    Ilyang Pharmaceutical Co., Ltd.                                                   32,546  1,292,567
#*  IM Co., Ltd.                                                                     191,725    622,749
    iMarketKorea, Inc.                                                               170,219  1,618,112
    InBody Co., Ltd.                                                                  93,707  3,717,107
#*  INCON Co., Ltd.                                                                   29,334    209,375
#*  Infinitt Healthcare Co., Ltd.                                                    124,252  1,116,233
#*  Infraware, Inc.                                                                  184,486    290,924
#*  INITECH Co., Ltd.                                                                 67,933    645,847
#*  InkTec Co., Ltd.                                                                  12,678     44,172
#   Innocean Worldwide, Inc.                                                          40,684  2,677,646
#*  InnoWireless, Inc.                                                                21,995    393,004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#*  Innox Advanced Materials Co., Ltd.                                                  46,014 $3,042,985
#*  Innox Corp.                                                                         19,227    288,565
#*  Insun ENT Co., Ltd.                                                                266,481  1,948,542
*   Insung Information Co., Ltd.                                                        41,100    204,009
#   Intelligent Digital Integrated Security Co., Ltd.                                   33,909    244,815
    Intergis Co., Ltd.                                                                  11,220     34,029
#   Interojo Co., Ltd.                                                                  64,733  2,808,395
#   Interpark Corp.                                                                    108,768    971,703
    Interpark Holdings Corp.                                                           396,877  1,573,943
    INTOPS Co., Ltd.                                                                   116,641  1,162,062
#*  INVENIA Co., Ltd.                                                                  110,992    426,773
#   Inzi Controls Co., Ltd.                                                             42,034    295,565
#   INZI Display Co., Ltd.                                                              32,254     56,601
#*  Iones Co., Ltd.                                                                     69,542    768,085
    IS Dongseo Co., Ltd.                                                               111,985  4,120,754
#   ISC Co., Ltd.                                                                       74,346  1,280,366
#   ISU Chemical Co., Ltd.                                                              96,249  1,379,166
#   IsuPetasys Co., Ltd.                                                               234,729    967,059
#   It's Hanbul Co., Ltd.                                                               23,670  1,404,802
#   J.ESTINA Co., Ltd.                                                                 101,245    561,103
#*  Jaeyoung Solutec Co., Ltd.                                                         171,670    437,562
#   Jahwa Electronics Co., Ltd.                                                         95,508  2,314,969
#   JASTECH, Ltd.                                                                       69,839  1,160,753
#*  Jayjun Cosmetic Co., Ltd.                                                          181,470  2,853,209
    JB Financial Group Co., Ltd.                                                     1,158,388  7,154,515
#   JC Hyun System, Inc.                                                                93,701    875,913
*   Jcontentree Corp.                                                                  291,540  1,913,206
#   Jeil Pharma Holdings, Inc.                                                          12,609    442,285
#*  Jeil Pharmaceutical Co., Ltd.                                                        3,729    257,339
    Jeju Air Co., Ltd.                                                                  58,366  2,106,665
#*  Jeju Semiconductor Corp.                                                            85,419    455,748
#*  Jeongsan Aikang Co., Ltd.                                                          237,589    682,789
    Jinro Distillers Co., Ltd.                                                          15,561    482,544
#   Jinsung T.E.C.                                                                      93,414  1,222,140
#   JLS Co., Ltd.                                                                       62,953    446,452
#*  JoyCity Corp.                                                                       20,240    345,069
#   JS Corp.                                                                            24,160    373,619
#*  Jusung Engineering Co., Ltd.                                                       290,684  3,547,767
#   JVM Co., Ltd.                                                                       30,590  1,698,506
#   JW Holdings Corp.                                                                  265,962  2,306,310
#   JW Pharmaceutical Corp.                                                             70,819  3,298,160
#*  JYP Entertainment Corp.                                                            211,588  3,101,402
#*  Kanglim Co., Ltd.                                                                  154,048    533,293
#   Kangnam Jevisco Co., Ltd.                                                           29,041    979,577
#   KAON Media Co., Ltd.                                                               111,714  1,387,037
    KC Co., Ltd.                                                                        65,150  1,269,315
    KC Cottrell Co., Ltd.                                                               15,012     73,501
#   KC Green Holdings Co., Ltd.                                                        122,562    683,796
#*  KC Tech Co., Ltd.                                                                   95,361  1,835,160
#   KCC Engineering & Construction Co., Ltd.                                            62,491    523,480
    KCI, Ltd.                                                                           12,732    109,350
*   KEC Corp.                                                                          598,573    778,575
    KEPCO Engineering & Construction Co., Inc.                                         111,799  2,503,026

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#   Keyang Electric Machinery Co., Ltd.                                              205,292 $  951,593
#*  KEYEAST Co., Ltd.                                                                466,462  1,083,731
#   KG Chemical Corp.                                                                 68,855  1,737,653
#   KG Eco Technology Service Co., Ltd.                                              319,353  1,326,543
    Kginicis Co., Ltd.                                                               136,223  2,620,897
#   KGMobilians Co., Ltd.                                                            138,520  1,233,679
#   KH Vatec Co., Ltd.                                                               135,110  1,980,308
    KISCO Corp.                                                                       37,570  1,300,064
#   KISCO Holdings Co., Ltd.                                                          10,060    679,274
#   Kishin Corp.                                                                      49,420    221,590
    KISWIRE, Ltd.                                                                     56,369  1,815,690
#*  Kiwi Media Group Co., Ltd.                                                       987,355    690,541
#*  KleanNara Co., Ltd.                                                              154,710    640,108
*   KMH Co., Ltd.                                                                     82,532    890,079
#*  KMH Hitech Co., Ltd.                                                             147,148    179,061
*   KMW Co., Ltd.                                                                     45,652  1,037,263
#   Kocom Co., Ltd.                                                                   59,560    429,059
#   Kodaco Co., Ltd.                                                                 278,877    799,049
#*  KODI-M Co., Ltd.                                                                 356,894    343,952
    Koh Young Technology, Inc.                                                        87,881  7,739,700
#   Kolao Holdings                                                                   193,141    984,602
    Kolmar BNH Co., Ltd.                                                              61,048  2,006,695
    Kolon Corp.                                                                       50,319  2,892,548
#   Kolon Global Corp.                                                                46,405    461,425
#   Kolon Plastic, Inc.                                                              122,692    989,200
#   Komelon Corp.                                                                     39,167    353,826
#*  KONA I Co., Ltd.                                                                 116,957  1,483,055
#   Kook Soon Dang Brewery Co., Ltd.                                                 102,707    580,926
#   Kopla Co., Ltd.                                                                  117,693    567,614
    Korea Airport Service Co., Ltd.                                                    1,112     55,492
#   Korea Alcohol Industrial Co., Ltd.                                               112,755    953,479
    Korea Asset In Trust Co., Ltd.                                                    90,958    635,334
#   Korea Autoglass Corp.                                                             70,686  1,144,882
#   Korea Cast Iron Pipe Industries Co., Ltd.                                         75,632    702,970
#   Korea Circuit Co., Ltd.                                                           98,725  1,149,217
    Korea District Heating Corp.                                                      26,322  1,905,400
    Korea Electric Terminal Co., Ltd.                                                 43,333  2,831,598
#   Korea Electronic Certification Authority, Inc.                                   134,221  1,206,335
#   Korea Electronic Power Industrial Development Co., Ltd.                           74,881    290,282
    Korea Export Packaging Industrial Co., Ltd.                                        5,621     92,900
    Korea Flange Co., Ltd.                                                            20,776    194,487
#   Korea Fuel-Tech Corp.                                                             79,102    300,001
#   Korea Industrial Co., Ltd.                                                        95,471    250,762
#*  Korea Information & Communications Co, Ltd.                                      117,495  1,321,845
#   Korea Information Certificate Authority, Inc.                                    150,707  1,020,190
    Korea Kolmar Co., Ltd.                                                            18,919  1,584,877
#   Korea Kolmar Holdings Co., Ltd.                                                   57,270  2,750,963
#*  Korea Line Corp.                                                                 121,541  3,550,793
#*  Korea Materials & Analysis Corp.                                                  41,315    520,734
    Korea Real Estate Investment & Trust Co., Ltd.                                   235,195    723,549
#   Korea United Pharm, Inc.                                                          88,713  2,781,540
    Korean Reinsurance Co.                                                           424,761  4,852,733
    Kortek Corp.                                                                      89,452  1,276,987

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#   KPX Chemical Co., Ltd.                                                            16,529 $1,055,428
#*  KR Motors Co., Ltd.                                                               37,711     22,325
#*  KSCB Co., Ltd.                                                                   159,002    580,177
#   Ksign Co., Ltd.                                                                  353,174    805,296
    KSS LINE, Ltd.                                                                   114,094  1,042,702
*   KT Hitel Co., Ltd.                                                               107,174    671,718
    KT Skylife Co., Ltd.                                                             186,327  2,556,213
#   KT Submarine Co., Ltd.                                                           129,898    550,945
#*  KTB Investment & Securities Co., Ltd.                                            443,890  2,272,823
#   KTCS Corp.                                                                       260,233    573,850
#   Ktis Corp.                                                                       217,997    694,143
#*  Kuk Young G&M                                                                    186,943    214,377
#   Kukbo Design Co., Ltd.                                                            30,314    606,927
#   Kukdo Chemical Co., Ltd.                                                          31,215  1,818,106
*   Kukdong Corp.                                                                      2,138      7,225
#   Kukdong Oil & Chemicals Co., Ltd.                                                 89,179    291,013
#*  Kum Yang Co., Ltd. .                                                             101,497    283,225
#*  Kumho Electric Co., Ltd.                                                          19,049    148,345
#   Kumho Industrial Co., Ltd.                                                       199,815  1,892,786
#*  Kumho Tire Co., Inc.                                                             951,984  5,307,144
#   Kumkang Kind Co., Ltd.                                                            21,211    685,477
    Kwang Dong Pharmaceutical Co., Ltd.                                              313,294  2,916,844
#*  Kwang Myung Electric Co., Ltd.                                                   378,243    938,563
#   Kwangju Bank Co., Ltd.                                                           228,418  2,726,612
#*  Kyeryong Construction Industrial Co., Ltd.                                        26,466    475,552
    Kyobo Securities Co., Ltd.                                                       192,176  2,131,730
#   Kyongbo Pharmaceutical Co., Ltd.                                                  95,168  1,324,219
#   Kyung Dong Navien Co., Ltd.                                                       51,000  3,247,430
#*  Kyung Nam Pharm Co., Ltd.                                                         62,169    846,587
#   Kyung-In Synthetic Corp.                                                         254,644  1,423,829
#   Kyungbang, Ltd.                                                                   87,364  1,183,851
#   Kyungchang Industrial Co., Ltd.                                                   87,499    319,447
*   KyungDong City Gas Co., Ltd.                                                      23,254    936,780
#   KyungDong Invest Co., Ltd.                                                         9,266    381,056
    Kyungdong Pharm Co., Ltd.                                                         62,602  1,571,034
#   L&F Co., Ltd.                                                                    108,005  4,123,209
#*  L&K Biomed Co., Ltd.                                                              14,425    163,533
*   LabGenomics Co., Ltd.                                                              9,768     99,865
#*  LB Semicon, Inc.                                                                 266,066    805,943
#   LEADCORP, Inc. (The)                                                             150,125    852,781
#*  Leaders Cosmetics Co., Ltd.                                                      101,387  1,922,436
    Lee Ku Industrial Co., Ltd.                                                      223,689    471,401
    LEENO Industrial, Inc.                                                            79,506  4,553,540
#   Leenos Corp.                                                                     218,914    526,821
    LF Corp.                                                                         177,753  5,692,581
    LG Hausys, Ltd.                                                                   56,618  4,851,526
    LG International Corp.                                                           267,838  7,510,981
#   LIG Nex1 Co., Ltd.                                                                52,348  2,870,610
#   Lion Chemtech Co., Ltd.                                                           57,397    736,312
#*  Liveplex Co., Ltd.                                                               686,550  1,073,158
#   LMS Co., Ltd.                                                                     53,714    458,898
    Lock & Lock Co., Ltd.                                                            160,625  4,088,882
#   LOT Vacuum Co., Ltd.                                                              71,129  1,032,323

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
SOUTH KOREA -- (Continued)
    Lotte Corp.                                                                          1,196 $    78,124
    LOTTE Fine Chemical Co., Ltd.                                                      143,947  10,350,556
    Lotte Food Co., Ltd.                                                                   552     329,239
    LOTTE Himart Co., Ltd.                                                              62,549   4,510,446
#   Lotte Non-Life Insurance Co., Ltd.                                                 564,705   1,935,079
    LS Cable & System Asia, Ltd.                                                        10,045      69,237
*   Lumens Co., Ltd.                                                                   376,967   1,659,933
#   Lutronic Corp.                                                                      94,212   1,236,191
#*  Macrogen, Inc.                                                                      76,933   3,466,344
#   Maeil Holdings Co., Ltd.                                                            84,121   1,327,899
#*  Majestar Co., Ltd.                                                                 253,982     350,820
*   Maniker Co., Ltd.                                                                   42,141      26,790
#*  Mcnex Co., Ltd.                                                                     51,891   1,219,378
#   Mediana Co., Ltd.                                                                   39,351     390,477
#   Meerecompany, Inc.                                                                  25,470   1,956,142
#   MegaStudy Co., Ltd.                                                                 21,522     710,062
#   MegaStudyEdu Co., Ltd.                                                               4,919     332,212
#*  Melfas, Inc.                                                                       166,086     745,563
#   META BIOMED Co., Ltd.                                                              157,118     642,784
#*  Mgame Corp.                                                                        136,770     650,095
#   Mi Chang Oil Industrial Co., Ltd.                                                    6,207     493,504
#*  MiCo, Ltd.                                                                         235,572     936,439
#   Minwise Co., Ltd.                                                                   72,098   1,783,674
*   Mirae Asset Life Insurance Co., Ltd.                                               716,636   3,624,127
#*  Mirae Corp.                                                                      2,386,964     532,131
#*  MiraeSCI Co., Ltd.                                                                  74,501     139,270
#   Miwon Chemicals Co., Ltd.                                                            3,853     208,983
*   Miwon Commercial Co., Ltd.                                                             716     147,461
#   Miwon Holdings Co., Ltd.                                                             3,706     192,606
#*  Miwon Specialty Chemical Co., Ltd.                                                  12,119     677,684
#   MK Electron Co., Ltd.                                                              135,468   1,521,589
#*  MNTech Co., Ltd.                                                                   154,760     755,504
#   Mobase Co., Ltd.                                                                   108,847     650,185
#*  Moda, Inc.                                                                         131,439   1,106,594
#*  Moda-InnoChips Co., Ltd.                                                            14,702     147,824
    Modetour Network, Inc.                                                             132,911   4,146,541
#   Monalisa Co., Ltd.                                                                 108,874     542,482
#   MonAmi Co., Ltd.                                                                   112,097     352,082
#   Moorim P&P Co., Ltd.                                                               196,736   1,009,512
#*  Moorim Paper Co., Ltd.                                                             149,278     379,927
#   Motonic Corp.                                                                       88,699     897,184
#*  MPK Group, Inc.                                                                    151,072     139,528
#   Muhak Co., Ltd.                                                                    122,263   2,272,626
#   Multicampus Co, Ltd.                                                                18,718     587,170
#   Myungmoon Pharm Co., Ltd.                                                          169,441     998,109
#   Namhae Chemical Corp.                                                              211,659   2,447,363
#*  Namsun Aluminum Co., Ltd.                                                          677,470     697,874
#*  Namuga Co., Ltd.                                                                     9,406     264,228
    Namyang Dairy Products Co., Ltd.                                                     2,928   1,916,416
#*  Nanomedics Co., Ltd.                                                                34,383     659,132
#   Nasmedia Co., Ltd.                                                                  29,359   2,187,142
*   Nature & Environment Co., Ltd.                                                     102,964     164,714
#   NeoPharm Co., Ltd.                                                                  38,474   1,782,924

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
*   Neowiz                                                                           136,646 $1,935,464
#*  Neowiz Holdings Corp.                                                             42,417    550,329
#*  NEPES Corp.                                                                      158,873  1,531,962
#   Nexen Corp.                                                                      257,315  1,831,153
    Nexen Tire Corp.                                                                 264,279  3,106,596
#*  Nexon GT Co., Ltd.                                                               122,123  1,595,622
#*  Next Entertainment World Co., Ltd.                                               119,100  1,125,930
#   Nexturn Co., Ltd.                                                                 56,906    753,848
*   NHN BUGS Corp.                                                                    45,508    405,014
#*  NHN Entertainment Corp.                                                          107,792  8,348,998
#*  NHN KCP Corp.                                                                    102,773  1,834,115
    NI Steel Co., Ltd.                                                                 6,100     18,024
    NICE Holdings Co., Ltd.                                                          131,395  2,072,430
#   Nice Information & Telecommunication, Inc.                                        47,343  1,081,844
    NICE Information Service Co., Ltd.                                               272,052  2,547,419
#   NICE Total Cash Management Co., Ltd.                                             134,539  1,650,341
#*  NK Co., Ltd.                                                                     525,544    721,137
#   Nong Shim Holdings Co., Ltd.                                                      14,750  1,567,733
#*  Nong Woo Bio Co., Ltd.                                                            68,663  1,086,623
#   Noroo Holdings Co., Ltd.                                                          15,804    240,404
#   NOROO Paint & Coatings Co., Ltd.                                                  81,625    677,153
    NPC                                                                               66,771    355,920
    NS Shopping Co., Ltd.                                                            145,658  2,201,528
*   nTels Co., Ltd.                                                                    8,119    114,047
#*  Nuri Telecom Co., Ltd.                                                            57,184    594,652
#*  NUTRIBIOTECH Co., Ltd.                                                            87,742  2,136,482
#*  NUVOTEC Co., Ltd.                                                                153,125    358,612
#*  Omnisystem Co., Ltd.                                                             306,179    746,948
#   Openbase, Inc.                                                                   221,380    829,452
#   Opto Device Technology Co., Ltd.                                                  83,155    684,631
#*  OPTRON-TEC, Inc.                                                                 145,768  1,154,020
#*  Orbitech Co., Ltd.                                                               159,009    590,316
#*  Orientbio, Inc.                                                                  446,032    500,969
    Orion Holdings Corp.                                                              73,990  1,888,623
*   OSANGJAIEL Co., Ltd.                                                                 455      4,252
#*  Osstem Implant Co., Ltd.                                                          90,651  4,912,595
#*  Osung LST Co., Ltd.                                                              764,942    441,880
*   Paik Kwang Industrial Co., Ltd.                                                  100,733    276,756
#*  Pan-Pacific Co., Ltd.                                                            208,831    691,587
#   Pang Rim Co., Ltd.                                                                10,174    194,321
#*  PaperCorea, Inc.                                                                 299,792    427,157
#   Paradise Co., Ltd.                                                               396,551  8,781,719
#   Partron Co., Ltd.                                                                393,810  3,759,382
#*  Paru Co., Ltd.                                                                   234,149    888,433
#*  PATI Games Corp.                                                                  30,345    307,923
#*  People & Technologies, Inc.                                                       52,901    770,136
#   Pharma Research Products Co., Ltd.                                                41,159  2,385,125
#*  Pharmicell Co., Ltd.                                                              85,904    490,517
#*  Phoenix Materials Co., Ltd.                                                      340,119    311,857
#   Pixelplus Co., Ltd.                                                               29,482    301,002
#*  PNE Solution Co., Ltd.                                                            86,108    967,715
#*  Pobis TNC Co., Ltd.                                                              261,932    459,659
    Poongsan Corp.                                                                   158,167  7,446,922

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE++
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
    Poongsan Holdings Corp.                                                           34,674 $1,770,116
#   POSCO Chemtech Co., Ltd.                                                         172,510  7,968,465
    POSCO Coated & Color Steel Co., Ltd.                                              20,770    621,993
#   Posco ICT Co., Ltd.                                                              427,451  3,634,564
#   Posco M-Tech Co., Ltd.                                                           153,695    483,881
*   Power Logics Co., Ltd.                                                           232,551  1,361,060
#*  Prostemics Co., Ltd.                                                             138,631  1,156,540
#   Protec Co., Ltd.                                                                  45,127    858,823
#   PS TEC Co., Ltd.                                                                 105,727    604,002
    PSK, Inc.                                                                        121,588  2,783,403
#   Pulmuone Co., Ltd.                                                                 8,052  1,270,711
#   Pungkuk Alcohol Industry Co., Ltd.                                                20,749    299,231
#   Pyeong Hwa Automotive Co., Ltd.                                                  109,829  1,141,703
#*  RaonSecure Co., Ltd.                                                             215,355    776,020
    Rayence Co., Ltd.                                                                 14,186    281,416
#*  Redrover Co., Ltd.                                                               314,062  1,223,655
#   Reyon Pharmaceutical Co., Ltd.                                                    56,716  1,309,136
#   RFsemi Technologies, Inc.                                                         30,415    181,426
#*  RFTech Co., Ltd.                                                                 166,961    804,768
#   Robostar Co., Ltd.                                                                51,380  1,061,875
#   Rorze Systems Corp.                                                               64,507    335,404
#*  S Net Systems, Inc.                                                              102,884    581,502
#   S&S Tech Corp.                                                                   132,790    586,632
#*  S&T Corp.                                                                         15,383    240,616
#*  S&T Dynamics Co., Ltd.                                                           188,584  1,496,621
    S&T Holdings Co., Ltd.                                                            67,890    989,308
#   S&T Motiv Co., Ltd.                                                               82,892  3,833,896
#*  S-Connect Co., Ltd.                                                              422,477    967,076
#   S-Energy Co., Ltd.                                                                89,497    614,318
#*  S-MAC Co., Ltd.                                                                  882,771  1,151,028
#*  S.Y. Panel Co., Ltd.                                                             119,490    777,618
    Sajo Industries Co., Ltd.                                                         25,607  1,724,125
*   Sajodongaone Co Ltd                                                              223,429    314,839
*   SAJOHAEPYO Corp.                                                                     574      6,235
#   Sam Chun Dang Pharm Co., Ltd.                                                    128,414  4,771,779
#*  SAM KANG M&T Co., Ltd.                                                            75,787    416,079
    Sam Young Electronics Co., Ltd.                                                   95,284  1,223,429
#   Sam Yung Trading Co., Ltd.                                                        82,857  1,454,630
    Sam-A Pharm Co., Ltd.                                                              4,439     77,790
#   Sambo Motors Co., Ltd.                                                            16,143    140,374
    Samchully Co., Ltd.                                                               23,546  2,634,988
#   Samchuly Bicycle Co., Ltd.                                                        71,468    705,946
#   Samho Development Co., Ltd.                                                      159,829    691,797
#*  Samho International Co., Ltd.                                                     46,386    662,317
#   SAMHWA Paints Industrial Co., Ltd.                                                80,791    623,633
#   Samick Musical Instruments Co., Ltd.                                             555,003  1,473,825
#   Samick THK Co., Ltd.                                                              84,001  1,980,354
#*  Samji Electronics Co., Ltd.                                                      104,626  1,522,371
#*  Samjin LND Co., Ltd.                                                              98,862    255,036
#   Samjin Pharmaceutical Co., Ltd.                                                   82,503  3,096,449
#   Samkee Automotive Co., Ltd.                                                      179,493    617,607
#   Samkwang Glass                                                                    26,261  1,234,304
    Sammok S-Form Co., Ltd.                                                           80,813  1,005,346

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#*  SAMPYO Cement Co., Ltd.                                                            226,765 $  730,492
    Samsung Climate Control Co., Ltd.                                                    3,552     39,573
*   Samsung Pharmaceutical Co., Ltd.                                                    81,676    341,584
#   SAMT Co., Ltd.                                                                     453,527    841,967
#   Samwha Capacitor Co., Ltd.                                                          63,837  2,756,252
#   Samyang Corp.                                                                       26,958  2,586,075
#   Samyang Foods Co., Ltd.                                                             26,240  2,317,114
    Samyang Holdings Corp.                                                              32,871  3,740,526
#   Samyang Tongsang Co., Ltd.                                                          16,412    683,615
    Samyoung M-Tek Co., Ltd.                                                            10,739     45,704
#   Sang-A Frontec Co., Ltd.                                                            60,793  1,049,942
#*  Sangbo Corp.                                                                       203,435    413,462
    Sangsin Brake                                                                       41,125    304,733
#   SaraminHR Co, Ltd.                                                                  49,012  1,071,516
#   Satrec Initiative Co., Ltd.                                                         23,839  1,030,674
#   SAVEZONE I&C Corp.                                                                 118,777    539,995
#*  SBI Investment Korea Co., Ltd.                                                     422,313    583,121
    SBS Contents Hub Co., Ltd.                                                          45,751    406,319
    SBS Media Holdings Co., Ltd.                                                       408,842  1,328,763
#*  SBW                                                                              1,093,979  1,228,565
#*  SDN Co., Ltd.                                                                      233,470    362,859
    Seah Besteel Corp.                                                                 119,407  3,549,419
    SeAH Holdings Corp.                                                                  5,096    754,211
    SeAH Steel Corp.                                                                    27,459  2,685,076
#   Sebang Co., Ltd.                                                                    83,682  1,065,458
    Sebang Global Battery Co., Ltd.                                                     58,927  2,002,701
    Sebo Manufacturing Engineer Corp.                                                   50,252    584,131
*   Seegene, Inc.                                                                       95,742  3,408,911
#   Sejong Industrial Co., Ltd.                                                         76,315    642,716
*   Sejong Telecom, Inc.                                                             2,720,131  1,630,229
#   Sejoong Co., Ltd.                                                                   80,478    240,429
#   Sekonix Co., Ltd.                                                                   78,901  1,091,922
#*  Selvas AI, Inc.                                                                    111,896    561,319
#   Sempio Foods Co.                                                                    14,221    580,092
#   Semyung Electric Machinery Co., Ltd.                                                 9,493     74,737
#   Seobu T&D                                                                          257,072  2,894,217
#   Seohan Co., Ltd.                                                                   665,350  1,619,541
#   Seohee Construction Co., Ltd.                                                    1,374,142  1,630,746
#   Seondo Electric Co., Ltd.                                                           91,667    291,361
#   Seoul Auction Co., Ltd.                                                             95,204    900,196
#*  Seoul Electronics & Telecom                                                        269,734    356,397
#*  Seoul Food Industrial Co., Ltd.                                                    796,652    190,964
#   Seoul Pharma Co., Ltd.                                                              56,814    649,058
    Seoul Semiconductor Co., Ltd.                                                      304,747  6,989,936
*   Seouleaguer Co., Ltd.                                                               37,774    145,332
    Seoulin Bioscience Co., Ltd.                                                        26,970    323,210
    Seowon Co., Ltd.                                                                   169,363    195,050
#   SEOWONINTECH Co., Ltd.                                                              91,951    710,231
#   Seoyon Co., Ltd.                                                                   112,588    823,149
#   Seoyon E-Hwa Co., Ltd.                                                              73,913    752,950
#*  Sewon Cellontech Co., Ltd.                                                         413,385  1,353,536
    Sewon Precision Industry Co., Ltd.                                                  28,422    424,090
#   SEWOONMEDICAL Co., Ltd.                                                            179,369    861,285

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#   SFA Engineering Corp.                                                              113,081 $4,090,759
*   SFA Semicon Co, Ltd.                                                               632,106  1,491,266
#*  SFC Co., Ltd.                                                                      177,250    476,668
#*  SG Corp.                                                                         1,029,814    913,303
#*  SG&G Corp.                                                                         183,445    561,761
#*  SGA Co., Ltd.                                                                      659,121    700,303
#   SH Energy & Chemical Co., Ltd.                                                     739,431  1,028,235
#*  Shin Poong Pharmaceutical Co., Ltd.                                                286,037  2,291,213
#   Shinil Industrial Co., Ltd.                                                        573,704    813,395
#   Shinsegae Engineering & Construction Co., Ltd.                                      22,925    687,188
#   Shinsegae Food Co., Ltd.                                                            17,956  2,379,810
#   Shinsegae Information & Communication Co., Ltd.                                      9,260  1,084,090
#   Shinsegae International, Inc.                                                       25,637  2,008,777
#*  Shinsung E&G Energy Co., Ltd.                                                      872,014  1,560,612
#*  Shinsung Tongsang Co., Ltd.                                                        518,762    585,228
#   Shinwha Intertek Corp.                                                             252,278    631,711
#*  Shinwon Construction Co., Ltd.                                                     102,422    571,542
#*  Shinwon Corp.                                                                      352,571    677,261
    Shinyoung Securities Co., Ltd.                                                      33,458  1,920,401
    SHOWBOX Corp.                                                                      272,250  1,364,153
#*  Signetics Corp.                                                                    465,872    586,886
*   SIGONG TECH Co., Ltd.                                                               91,546    737,402
#   Silicon Works Co., Ltd.                                                             89,032  4,475,259
#   Silla Co., Ltd.                                                                     52,411    787,721
#   SIMMTECH Co., Ltd.                                                                 121,212  1,122,449
#*  SIMMTECH HOLDINGS Co., Ltd.                                                        126,986    287,291
    SIMPAC, Inc.                                                                       117,344    490,461
    Sindoh Co., Ltd.                                                                    36,184  2,405,100
#*  Sinjin SM Co., Ltd.                                                                  4,208     36,213
#   SJM Co., Ltd.                                                                       34,349    161,245
#   SK Bioland Co., Ltd.                                                                88,968  1,978,325
#   SK D&D Co., Ltd.                                                                    59,564  1,853,590
    SK Gas, Ltd.                                                                        35,424  3,514,464
#*  SK Securities Co., Ltd.                                                          3,688,769  4,594,378
    SKC Co., Ltd.                                                                      148,995  6,319,444
#*  SKC Solmics Co., Ltd.                                                              223,189  1,065,613
*   SKCKOLONPI, Inc.                                                                   112,448  4,617,249
#*  Skin n Skin Co., Ltd.                                                              538,236    462,181
    SL Corp.                                                                           107,299  2,719,110
#*  SM Culture & Contents Co., Ltd.                                                    317,682    979,975
#*  SM Entertainment Co.                                                               173,695  6,277,505
#*  SMARK Co., Ltd.                                                                    907,008    401,738
#   SMEC Co., Ltd.                                                                     216,193    844,745
#*  SNTEK Co., Ltd.                                                                      5,937     45,422
#*  SNU Precision Co., Ltd.                                                            165,332    628,008
#*  Solborn, Inc.                                                                      137,586    828,929
#*  Solco Biomedical Co., Ltd.                                                       1,037,575    707,962
#*  Solid, Inc.                                                                        189,405    923,181
    Songwon Industrial Co., Ltd.                                                       137,771  3,122,784
#*  Sonokong Co., Ltd.                                                                 143,503    522,734
#   Soosan Heavy Industries Co., Ltd.                                                  206,213    283,698
#   Soulbrain Co., Ltd.                                                                 98,004  5,596,988
#   SPC Samlip Co., Ltd.                                                                15,683  2,327,920

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#   SPG Co., Ltd.                                                                      135,956 $1,084,057
#   Spigen Korea Co., Ltd.                                                              23,823  1,045,398
    Ssangyong Cement Industrial Co., Ltd.                                               75,154  1,553,533
#*  Ssangyong Motor Co.                                                                337,442  1,857,924
#   Suheung Co., Ltd.                                                                   59,398  1,990,645
#   Sun Kwang Co., Ltd.                                                                 21,996    412,478
#   Sunchang Corp.                                                                      58,177    470,876
#*  SundayToz Corp.                                                                     46,655  1,527,137
    Sung Bo Chemicals Co., Ltd.                                                         89,031    504,390
#   Sung Kwang Bend Co., Ltd.                                                          191,121  2,092,440
#   Sungchang Enterprise Holdings, Ltd.                                                521,155  1,500,849
#   Sungdo Engineering & Construction Co., Ltd.                                        100,287    674,303
#*  Sungshin Cement Co., Ltd.                                                          156,234    923,128
    Sungwoo Hitech Co., Ltd.                                                           361,484  2,387,512
#   Sunjin Co., Ltd.                                                                   117,430  1,869,368
#*  Sunny Electronics Corp.                                                             53,538    142,025
#*  Suprema HQ, Inc.                                                                    36,612    218,879
#*  Suprema, Inc.                                                                       40,485    953,230
#*  Synopex, Inc.                                                                      525,038  2,588,996
#   Systems Technology, Inc.                                                            77,972  2,060,455
*   T'way Holdings, Inc.                                                               280,509  1,352,592
    Tae Kyung Industrial Co., Ltd.                                                      42,292    217,057
    Taekwang Industrial Co., Ltd.                                                        3,147  4,063,432
#*  Taewoong Co., Ltd.                                                                  96,535  2,181,521
*   Taeyoung Engineering & Construction Co., Ltd.                                      356,998  4,042,009
#*  Taihan Electric Wire Co., Ltd.                                                     567,685    771,956
#*  Taihan Fiberoptics Co., Ltd.                                                       296,162  2,087,036
*   Taihan Textile Co., Ltd.                                                             6,240     81,603
#   Tailim Packaging Co., Ltd.                                                          82,439    269,803
#*  TBH Global Co., Ltd.                                                               136,438    996,232
#   TechWing, Inc.                                                                     107,408  1,864,546
    Telechips, Inc.                                                                     17,769    237,799
#*  Tellus Co., Ltd.                                                                   429,927    385,547
#   Tera Semicon Co., Ltd.                                                              72,779  1,816,061
#   TES Co., Ltd.                                                                      110,645  3,629,031
#*  Tesna Co., Ltd.                                                                     46,344    571,758
#*  Texcell-NetCom Co., Ltd.                                                           277,671  6,325,216
#*  Theragen Etex Co., Ltd.                                                             42,112    506,717
#*  Thinkware Systems Corp.                                                             71,761    753,017
#*  TK Chemical Corp.                                                                  543,229  1,109,962
    TK Corp.                                                                           143,769  1,871,359
#   TLI, Inc.                                                                           23,474    126,345
#   TOBESOFT Co., Ltd.                                                                 103,353    920,499
    Tokai Carbon Korea Co., Ltd.                                                        40,094  2,626,416
#   Tong Yang Moolsan Co., Ltd.                                                        438,988    753,326
    Tongyang Life Insurance Co., Ltd.                                                  191,795  1,413,746
    Tongyang pile, Inc.                                                                  3,387     16,640
#   Tongyang, Inc.                                                                   1,569,288  3,381,204
#   Tonymoly Co., Ltd.                                                                  53,842  1,036,762
#   Top Engineering Co., Ltd.                                                           93,464    581,592
#   Toptec Co., Ltd.                                                                   162,584  4,146,106
    Tovis Co., Ltd.                                                                    131,103  1,029,012
#*  Trais Co., Ltd.                                                                     24,456     51,194

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
    TS Corp.                                                                            29,662 $  687,322
#   UBCare Co., Ltd.                                                                   195,810    764,906
#   Ubiquoss Holdings, Inc.                                                             93,359    589,324
#*  Ubiquoss, Inc.                                                                      23,646    504,629
#*  Ubivelox, Inc.                                                                      25,329    259,808
#*  Ugint Co., Ltd.                                                                    555,301    779,812
#   UIL Co., Ltd.                                                                      100,293    631,333
#   Uju Electronics Co., Ltd.                                                           57,758    764,289
#   Unick Corp.                                                                         29,782    226,945
    Unid Co., Ltd.                                                                      45,001  2,091,820
#   Union Materials Corp.                                                              170,937    416,879
#   Union Semiconductor Equipment & Materials Co., Ltd.                                202,613  1,367,988
#   Uniquest Corp.                                                                     116,456  1,133,530
#*  Unison Co., Ltd.                                                                   390,586  1,374,841
#   UniTest, Inc.                                                                      138,797  1,583,871
    Value Added Technologies Co., Ltd.                                                  71,764  2,553,735
#   Very Good Leisure Co., Ltd.                                                         43,291    458,124
    Vessel Co., Ltd.                                                                    58,246    393,188
#   Viatron Technologies, Inc.                                                          83,609  1,481,423
#*  VICTEK Co., Ltd.                                                                   129,990    473,380
#   Vieworks Co., Ltd.                                                                  62,880  2,594,242
#   Visang Education, Inc.                                                              56,882    676,345
#*  Vitzrocell Co., Ltd.                                                                80,528    410,087
*   W Holding Co., Ltd.                                                                499,901    278,609
#*  Webzen, Inc.                                                                       127,638  3,556,336
#*  Welcron Co., Ltd.                                                                  189,702    622,438
    WeMade Entertainment Co., Ltd.                                                      74,204  3,902,377
    Whanin Pharmaceutical Co., Ltd.                                                    120,322  2,758,652
#*  WillBes & Co. (The)                                                                423,575    715,554
#   Winix, Inc.                                                                         60,058    983,415
#*  Winnova Co., Ltd.                                                                  436,462     59,777
#   Wins Co., Ltd.                                                                      68,892    929,278
#   WiSoL Co., Ltd.                                                                    180,027  2,414,229
#*  WIZIT Co., Ltd.                                                                    590,043  1,342,553
#*  WONIK CUBE Corp.                                                                    16,809     45,970
*   Wonik Holdings Co., Ltd.                                                           302,482  2,197,894
*   WONIK IPS Co., Ltd.                                                                205,994  6,345,897
#*  Wonik Materials Co., Ltd.                                                           29,544  1,729,077
#*  Wonik QnC Corp.                                                                    145,417  1,965,711
#*  Woojin Plaimm Co., Ltd.                                                             14,745    123,370
    Woojin, Inc.                                                                         2,070      9,870
#*  Woongjin Co., Ltd.                                                                 415,291  1,112,118
#*  Woongjin Energy Co., Ltd.                                                          138,987  1,154,271
*   Woongjin Thinkbig Co., Ltd.                                                        217,960  1,513,529
#*  Woori Investment Bank Co., Ltd.                                                  3,270,585  2,113,376
#*  Woori Technology, Inc.                                                             485,786    297,828
#*  Wooridul Pharmaceutical, Ltd.                                                      110,993  1,139,837
*   Woorison F&G Co., Ltd.                                                              64,300    156,887
#   Woory Industrial Co., Ltd.                                                          44,126  1,552,260
#   Wooshin Systems Co., Ltd.                                                           87,771    758,516
#   Woosu AMS Co., Ltd.                                                                139,479    374,470
#   WooSung Feed Co., Ltd.                                                             171,724    496,054
*   Worldex Industry & Trading Co., Ltd.                                                35,568    189,107

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES      VALUE++
                                                                                     --------- --------------
SOUTH KOREA -- (Continued)
#   Y G-1 Co., Ltd.                                                                    107,770 $    1,809,365
#*  YD Online Corp.                                                                    182,447        672,686
#*  YeaRimDang Publishing Co., Ltd.                                                    114,015      1,094,648
#   Yeong Hwa Metal Co., Ltd.                                                          195,869        284,078
#   YES24 Co., Ltd.                                                                     60,891        328,259
    YESCO Co., Ltd.                                                                     21,896        916,634
#*  Yest Co., Ltd.                                                                       8,154        335,863
#   YG Entertainment, Inc.                                                              93,654      2,594,560
#*  YG Plus                                                                             67,171        128,671
#*  YJM Games Co., Ltd.                                                                305,083      1,020,151
#   YMC Co., Ltd.                                                                       53,744      1,215,121
#   Yong Pyong Resort Co., Ltd.                                                        146,919      1,432,427
#*  Yonwoo Co., Ltd.                                                                    30,633        918,080
#   Yoosung Enterprise Co., Ltd.                                                       149,937        518,789
#   YooSung T&S Co., Ltd.                                                              106,473        395,133
    Youlchon Chemical Co., Ltd.                                                         86,600      1,633,890
#   Young Heung Iron & Steel Co., Ltd.                                                 267,579        317,874
*   Young In Frontier Co., Ltd.                                                         14,547         70,877
#   Young Poong Precision Corp.                                                         90,134        750,783
    Youngone Holdings Co., Ltd.                                                         38,622      2,035,248
#*  YoungWoo DSP Co., Ltd.                                                              84,317        437,603
    YTN Co., Ltd.                                                                       73,837        150,050
#*  Yuanta Securities Korea Co., Ltd.                                                  893,872      4,165,989
#   YuHwa Securities Co., Ltd.                                                          17,992        265,382
#*  Yuyang DNU Co., Ltd.                                                               155,941      1,122,808
#   Zeus Co., Ltd.                                                                      56,787        917,717
#*  Zungwon En-Sys, Inc.                                                                86,136        232,523
                                                                                               --------------
TOTAL SOUTH KOREA                                                                               1,361,728,577
                                                                                               --------------
TAIWAN -- (15.7%)
#   A-DATA Technology Co., Ltd.                                                      1,531,879      3,781,129
#   ABC Taiwan Electronics Corp.                                                       332,000        554,449
    Ability Enterprise Co., Ltd.                                                     1,844,293      1,413,222
#   Ability Opto-Electronics Technology Co., Ltd.                                      344,000        441,187
#   AcBel Polytech, Inc.                                                             3,384,599      2,641,841
*   Accton Technology Corp.                                                                 --             --
#   Ace Pillar Co., Ltd.                                                               373,000        409,426
    ACES Electronic Co., Ltd.                                                          760,000        650,625
*   Acon Holding, Inc.                                                               1,305,000        388,202
#   Acter Co., Ltd.                                                                    264,000      1,881,704
*   Action Electronics Co., Ltd.                                                     1,465,000        325,788
    Actron Technology Corp.                                                            513,150      1,959,466
#   Addcn Technology Co., Ltd.                                                         101,299        826,537
#   Adlink Technology, Inc.                                                            922,031      1,961,674
#   Advanced Ceramic X Corp.                                                           297,000      3,830,361
    Advanced International Multitech Co., Ltd.                                         898,000        984,810
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.                                 812,000        681,220
#   Advanced Optoelectronic Technology, Inc.                                           581,000        728,268
#   Advanced Wireless Semiconductor Co.                                              1,076,000      2,671,879
#   Advancetek Enterprise Co., Ltd.                                                  1,341,519        857,446
    Aerospace Industrial Development Corp.                                             815,000        984,488
#*  AGV Products Corp.                                                               3,358,433        869,555

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
TAIWAN -- (Continued)
    AimCore Technology Co., Ltd.                                                       324,551 $  252,990
    Airmate Cayman International Co., Ltd.                                             150,000    125,242
#*  Alchip Technologies, Ltd.                                                          362,000  1,465,322
    Alcor Micro Corp.                                                                  312,000    219,264
#*  ALI Corp.                                                                        2,195,000  1,373,277
#   All Ring Tech Co., Ltd.                                                            451,000  1,024,413
    Allied Circuit Co., Ltd.                                                            87,000    321,515
    Allis Electric Co., Ltd.                                                           994,000    404,097
#   Alltek Technology Corp.                                                            991,784    690,593
#   Alltop Technology Co., Ltd.                                                        429,000  1,180,247
#   Alpha Networks, Inc.                                                             2,170,386  1,952,919
#   Altek Corp.                                                                      2,030,945  2,225,361
#   Amazing Microelectronic Corp.                                                      353,560  1,035,460
#   Ambassador Hotel (The)                                                           1,701,000  1,350,457
#   AMICCOM Electronics Corp.                                                          351,000    496,375
    Ampire Co., Ltd.                                                                   551,000    326,548
#   AMPOC Far-East Co., Ltd.                                                           646,444    591,931
#   AmTRAN Technology Co., Ltd.                                                      7,116,951  4,262,456
#   Anpec Electronics Corp.                                                            658,590  1,136,618
#   AP Memory Technology Corp.                                                         249,000    751,777
#   Apacer Technology, Inc.                                                            654,325    857,435
#   APAQ Technology Co., Ltd.                                                          381,000    756,340
#   APCB, Inc.                                                                         920,000    852,193
    Apex Biotechnology Corp.                                                           763,483    824,199
#   Apex International Co., Ltd.                                                       992,470    710,794
#   Apex Medical Corp.                                                                 477,500    474,355
#   Apex Science & Engineering                                                       1,046,132    301,790
#   Apogee Optocom Co., Ltd.                                                            80,216    213,349
#   Arcadyan Technology Corp.                                                        1,033,718  1,778,108
    Ardentec Corp.                                                                   2,939,274  3,866,585
#   Asia Optical Co., Inc.                                                           1,615,000  6,523,025
    Asia Plastic Recycling Holding, Ltd.                                             1,694,774    759,195
#   Asia Polymer Corp.                                                               2,591,806  1,654,634
    Asia Tech Image, Inc.                                                              305,000    518,279
    Asia Vital Components Co., Ltd.                                                  2,330,058  2,471,200
#   ASMedia Technology, Inc.                                                           170,424  2,079,132
#   ASPEED Technology, Inc.                                                            157,599  4,136,443
#   ASROCK, Inc.                                                                       272,000    710,623
    ATE Energy International Co., Ltd.                                                   9,000     13,089
    Aten International Co., Ltd.                                                       633,479  1,912,840
    Audix Corp.                                                                        614,600    896,225
#   AURAS Technology Co., Ltd.                                                         474,148  1,500,739
#   Aurona Industries, Inc.                                                            418,000    376,446
#   Aurora Corp.                                                                       504,349  1,517,388
#   Avalue Technology, Inc.                                                            288,000    487,159
#   Avermedia Technologies                                                           1,345,446    699,117
*   Avision, Inc.                                                                      437,000    105,053
#   AVY Precision Technology, Inc.                                                     521,668  1,021,170
#   Awea Mechantronic Co., Ltd.                                                        273,210    309,909
#   Axiomtek Co., Ltd.                                                                 398,000    717,845
*   Azurewave Technologies, Inc.                                                       128,000     72,278
    Bank of Kaohsiung Co., Ltd.                                                      3,253,079  1,083,558
#   Basso Industry Corp.                                                               923,900  2,083,983

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
TAIWAN -- (Continued)
#*  BenQ Materials Corp.                                                              1,332,000 $  876,634
#   BES Engineering Corp.                                                            10,877,750  2,913,026
#   Bin Chuan Enterprise Co., Ltd.                                                      494,000    688,722
#*  Bionet Corp.                                                                        132,000    122,063
#   Bionime Corp.                                                                       202,000    372,463
#*  Biostar Microtech International Corp.                                             1,204,975    743,965
#   Bioteque Corp.                                                                      434,308  1,490,783
#   Bizlink Holding, Inc.                                                               862,496  8,162,392
#   Boardtek Electronics Corp.                                                          893,000  1,052,261
#   Bon Fame Co., Ltd.                                                                  142,000    339,627
#   Bothhand Enterprise, Inc.                                                           388,000    905,046
#   Bright Led Electronics Corp.                                                        786,520    467,333
#   Brighton-Best International Taiwan, Inc.                                            436,000    347,678
#   Browave Corp.                                                                       479,000    627,734
#   C Sun Manufacturing, Ltd.                                                           921,221    884,885
#   C-Media Electronics, Inc.                                                            69,000     62,489
#*  C-Tech United Corp.                                                                 173,000    192,168
#*  Calin Technology Co., Ltd.                                                          112,971    168,084
#   Cameo Communications, Inc.                                                        1,619,818    452,600
#   Capital Futures Corp.                                                               665,039  1,057,609
#   Capital Securities Corp.                                                         13,691,142  5,589,618
#   Career Technology MFG. Co., Ltd.                                                  2,447,000  3,678,521
*   Carnival Industrial Corp.                                                         1,419,000    234,242
#   Casetek Holdings, Ltd.                                                            1,032,000  3,803,706
    Cathay Chemical Works                                                                30,000     18,721
    Cathay Real Estate Development Co., Ltd.                                          4,430,700  2,516,060
#   Cayman Engley Industrial Co., Ltd.                                                  186,000  1,052,862
    CCP Contact Probes Co., Ltd.                                                         91,000    103,238
#   Celxpert Energy Corp.                                                               530,000    773,773
#*  Center Laboratories, Inc.                                                         1,360,600  2,278,007
    Central Reinsurance Co., Ltd.                                                       919,410    559,516
#   Chain Chon Industrial Co., Ltd.                                                   1,021,000    597,015
    ChainQui Construction Development Co., Ltd.                                         379,083    277,032
#*  Champion Building Materials Co., Ltd.                                             2,334,851    682,922
#   Champion Microelectronic Corp.                                                      283,206    569,646
    Chang Wah Electromaterials, Inc.                                                    223,905  1,120,892
#   Chang Wah Technology Co., Ltd.                                                       67,817  1,056,717
#   Channel Well Technology Co., Ltd.                                                 1,124,000  1,245,316
#   Chant Sincere Co., Ltd.                                                             411,000    417,217
#   Charoen Pokphand Enterprise                                                       1,319,985  2,992,013
    Chaun-Choung Technology Corp.                                                       457,000  1,558,082
#   CHC Healthcare Group                                                                559,000    677,635
    CHC Resources Corp.                                                                 429,348    867,774
#   Chen Full International Co., Ltd.                                                   661,000  1,074,241
#   Chenbro Micom Co., Ltd.                                                             417,000    637,682
#   Cheng Loong Corp.                                                                 5,698,383  3,107,181
    Cheng Uei Precision Industry Co., Ltd.                                            3,100,331  4,880,316
#   Chenming Mold Industry Corp.                                                        757,437    523,927
#   Chia Chang Co., Ltd.                                                                878,000    715,413
#   Chia Hsin Cement Corp.                                                            2,527,121  1,175,172
    Chian Hsing Forging Industrial Co., Ltd.                                            280,000    671,783
#   Chicony Power Technology Co., Ltd.                                                1,042,721  2,109,849
#   Chieftek Precision Co., Ltd.                                                        279,000  1,209,505

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
TAIWAN -- (Continued)
#   Chien Kuo Construction Co., Ltd.                                                  1,625,312 $   621,749
#   Chilisin Electronics Corp.                                                        1,098,173   3,658,281
#   Chime Ball Technology Co., Ltd.                                                     144,840     322,585
#*  Chimei Materials Technology Corp.                                                 4,647,900   1,953,342
#   Chin-Poon Industrial Co., Ltd.                                                    2,542,207   4,722,992
#   China Bills Finance Corp.                                                         5,249,000   2,799,959
    China Chemical & Pharmaceutical Co., Ltd.                                         1,897,000   1,208,460
#   China Ecotek Corp.                                                                  200,000     324,787
#*  China Electric Manufacturing Corp.                                                2,445,900     872,874
#*  China Fineblanking Technology Co., Ltd.                                             171,000     280,151
#   China General Plastics Corp.                                                      3,359,341   3,868,501
#   China Glaze Co., Ltd.                                                               507,002     212,437
*   China Man-Made Fiber Corp.                                                        7,685,972   2,518,598
    China Metal Products                                                              1,901,603   1,854,075
    China Motor Corp.                                                                   642,000     586,729
*   China Petrochemical Development Corp.                                            17,473,000   9,138,970
    China Steel Chemical Corp.                                                        1,110,554   5,423,166
    China Steel Structure Co., Ltd.                                                     603,000     446,033
    China Synthetic Rubber Corp.                                                      4,103,751   6,912,595
#   China Wire & Cable Co., Ltd.                                                        716,160     594,245
#   Chinese Maritime Transport, Ltd.                                                    847,594     874,180
*   Ching Feng Home Fashions Co., Ltd.                                                  432,000     428,023
    Chipbond Technology Corp.                                                         4,640,000  10,706,654
#   ChipMOS TECHNOLOGIES, Inc.                                                        1,535,000   1,403,576
#   ChipMOS TECHNOLOGIES, Inc. ADR                                                        6,040     109,566
#   Chlitina Holding, Ltd.                                                              371,000   1,818,484
#   Chong Hong Construction Co., Ltd.                                                 1,282,666   3,862,916
    Chroma ATE, Inc.                                                                  1,066,821   6,064,904
    Chun YU Works & Co., Ltd.                                                         1,382,000     713,406
    Chun Yuan Steel                                                                   2,534,529     999,590
*   Chung Hung Steel Corp.                                                            7,466,979   3,316,396
    Chung Hwa Food Industrial Co., Ltd.                                                  96,850     206,198
#   Chung Hwa Pulp Corp.                                                              3,179,405   1,247,842
    Chung-Hsin Electric & Machinery Manufacturing Corp.                               2,921,375   2,115,690
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                                     165,000     144,437
*   Chunghwa Picture Tubes, Ltd.                                                     14,410,000   1,192,548
#   Chunghwa Precision Test Tech Co., Ltd.                                               42,000   1,709,691
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                                         1,255,000     995,734
    Cleanaway Co., Ltd.                                                                 553,000   3,255,407
    Clevo Co.                                                                         3,614,200   3,506,420
*   CMC Magnetics Corp.                                                              15,197,566   2,532,857
#*  Co-Tech Development Corp.                                                         1,202,533   1,812,409
#*  CoAsia Microelectronics Corp.                                                       803,397     410,261
#   Coland Holdings, Ltd.                                                               343,000     416,690
#   Collins Co., Ltd.                                                                   562,431     216,016
    Compeq Manufacturing Co., Ltd.                                                    2,388,000   2,960,203
    Compucase Enterprise                                                                527,000     664,658
*   Concord Securities Co., Ltd.                                                      3,696,000   1,208,724
    Concraft Holding Co., Ltd.                                                          267,000   2,637,672
#   Continental Holdings Corp.                                                        3,306,320   1,845,608
#   Contrel Technology Co., Ltd.                                                      1,006,000     557,242
#   Coremax Corp.                                                                       395,000   1,690,066
    Coretronic Corp.                                                                  3,220,200   4,226,643

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
TAIWAN -- (Continued)
    Cowealth Medical Holding Co., Ltd.                                                  95,000 $  136,374
#   Coxon Precise Industrial Co., Ltd.                                                 820,000    878,730
#   Creative Sensor, Inc.                                                              714,000    635,618
    Crown Bioscience International                                                     451,000  1,097,983
*   Crystalwise Technology, Inc.                                                       120,000     63,359
#*  CSBC Corp. Taiwan                                                                3,412,610  1,671,307
    CTCI Corp.                                                                       1,493,000  2,320,081
#   Cub Elecparts, Inc.                                                                365,482  3,742,741
#   CviLux Corp.                                                                       546,040    578,262
#   CX Technology Co., Ltd.                                                            391,755    344,803
#   Cyberlink Corp.                                                                    539,697  1,204,850
#   CyberPower Systems, Inc.                                                           281,000    943,044
    CyberTAN Technology, Inc.                                                        2,254,779  1,556,933
#   Cypress Technology Co., Ltd.                                                       271,700    852,904
    D-Link Corp.                                                                     5,120,668  2,291,508
#   DA CIN Construction Co., Ltd.                                                    1,156,711    728,703
#   Da-Li Development Co., Ltd.                                                      1,211,032  1,389,022
#   Dadi Early-Childhood Education Group, Ltd.                                         133,956  1,120,185
    Dah Fung CATV Co., Ltd.                                                            493,870    601,785
*   Danen Technology Corp.                                                           2,682,000    657,941
#   Darfon Electronics Corp.                                                         1,769,550  1,851,021
#   Darwin Precisions Corp.                                                          2,503,635  3,083,888
#   Davicom Semiconductor, Inc.                                                        583,888    511,451
    Daxin Materials Corp.                                                              334,000    920,659
    De Licacy Industrial Co.                                                         2,191,407  1,888,181
#   Delpha Construction Co., Ltd.                                                      766,931    397,039
    Depo Auto Parts Ind Co., Ltd.                                                      794,000  2,490,193
    Dimerco Data System Corp.                                                          108,000    142,837
#   Dimerco Express Corp.                                                              799,000    578,704
#   Draytek Corp.                                                                      318,000    316,121
    Dyaco International, Inc.                                                           35,000     49,879
#   Dynacolor, Inc.                                                                    306,000    397,199
*   Dynamic Electronics Co., Ltd.                                                    1,961,321    749,753
#   Dynapack International Technology Corp.                                          1,116,000  1,770,435
    E Ink Holdings, Inc.                                                               208,000    378,117
#   E-Lead Electronic Co., Ltd.                                                        507,942    504,847
    E-LIFE MALL Corp.                                                                  484,000  1,050,789
*   E-Ton Solar Tech Co., Ltd.                                                       2,834,209    811,318
*   Eastern Media International Corp.                                                4,370,889  1,679,607
#   ECOVE Environment Corp.                                                            198,000  1,144,858
    Edimax Technology Co., Ltd.                                                      1,432,108    485,848
*   Edison Opto Corp.                                                                  848,000    466,459
#   Edom Technology Co., Ltd.                                                        1,229,968    843,062
#   eGalax_eMPIA Technology, Inc.                                                      397,131    716,271
#*  Egis Technology, Inc.                                                               75,000    567,347
#   Elan Microelectronics Corp.                                                      2,837,715  4,496,860
#*  Electric Power Technology, Ltd.                                                    141,000    139,706
    Elite Advanced Laser Corp.                                                         903,024  3,998,577
#   Elite Material Co., Ltd.                                                         1,689,350  5,932,858
    Elite Semiconductor Memory Technology, Inc.                                      1,994,200  3,048,004
*   Elitegroup Computer Systems Co., Ltd.                                            2,513,254  1,613,402
    eMemory Technology, Inc.                                                           511,000  7,269,226
#   Emerging Display Technologies Corp.                                                748,000    254,317

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
TAIWAN -- (Continued)
#   ENG Electric Co., Ltd.                                                            1,207,923 $   292,086
#   Ennoconn Corp.                                                                      325,972   5,297,678
#   EnTie Commercial Bank Co., Ltd.                                                   2,226,603   1,026,646
#*  Epileds Technologies, Inc.                                                          588,000     450,286
#*  Epistar Corp.                                                                     7,530,000  13,274,502
    Eslite Spectrum Corp. (The)                                                          65,000     305,167
#   Eson Precision Ind. Co., Ltd.                                                       538,000     797,204
    Eternal Materials Co., Ltd.                                                       4,614,398   4,892,723
*   Etron Technology, Inc.                                                            3,017,000   1,605,774
#   Eurocharm Holdings Co., Ltd.                                                        264,000     774,897
#   Everest Textile Co., Ltd.                                                         2,964,664   1,470,222
    Evergreen International Storage & Transport Corp.                                 3,744,000   1,790,918
#   Everlight Chemical Industrial Corp.                                               3,474,606   2,198,629
#   Everlight Electronics Co., Ltd.                                                   2,909,000   4,569,308
#   Everspring Industry Co., Ltd.                                                     1,073,000     449,590
#   Excelsior Medical Co., Ltd.                                                         633,217     991,984
#   EZconn Corp.                                                                        346,000     501,930
    Far Eastern Department Stores, Ltd.                                               8,598,000   4,614,003
    Far Eastern International Bank                                                   17,130,852   5,677,722
    Faraday Technology Corp.                                                            334,305     935,704
*   Farglory F T Z Investment Holding Co., Ltd.                                         485,000     293,819
    Farglory Land Development Co., Ltd.                                               2,296,000   2,535,875
#   Federal Corp.                                                                     3,410,238   1,571,970
    Feedback Technology Corp.                                                           235,200   1,026,517
    Feng Hsin Steel Co., Ltd.                                                         3,347,100   6,878,732
    Fine Blanking & Tool Co., Ltd.                                                       13,000      18,980
#*  First Copper Technology Co., Ltd.                                                 1,011,000     447,218
#   First Hi-Tec Enterprise Co., Ltd.                                                   427,205     515,456
#   First Hotel                                                                       1,055,124     571,829
    First Insurance Co., Ltd. (The)                                                   1,368,179     673,259
#*  First Steamship Co., Ltd.                                                         4,871,424   1,393,608
#   FLEXium Interconnect, Inc.                                                        2,153,087   8,223,125
    Flytech Technology Co., Ltd.                                                        777,309   2,302,164
#   FocalTech Systems Co., Ltd.                                                       1,980,048   2,048,325
#   Forest Water Environment Engineering Co., Ltd.                                      308,000     678,735
    Formosa Advanced Technologies Co., Ltd.                                           1,172,000   1,269,630
    Formosa International Hotels Corp.                                                  386,329   2,053,948
#   Formosa Laboratories, Inc.                                                          658,000   1,292,733
#   Formosa Oilseed Processing Co., Ltd.                                                691,567   1,631,537
    Formosa Optical Technology Co., Ltd.                                                145,000     322,938
    Formosan Rubber Group, Inc.                                                       2,586,952   1,406,249
#   Formosan Union Chemical                                                           2,357,193   1,470,701
#   Fortune Electric Co., Ltd.                                                        1,008,078     724,646
#   Founding Construction & Development Co., Ltd.                                     1,114,623     617,416
    Foxlink Image Technology Co., Ltd.                                                  861,000     628,668
#   Foxsemicon Integrated Technology, Inc.                                              389,550   3,463,308
    Froch Enterprise Co., Ltd.                                                        1,216,189     701,699
    FSP Technology, Inc.                                                              1,036,427     869,542
#   Fulgent Sun International Holding Co., Ltd.                                         478,827   1,180,466
#   Fullerton Technology Co., Ltd.                                                      624,600     517,747
#   Fulltech Fiber Glass Corp.                                                        2,426,083   1,972,897
#   Fwusow Industry Co., Ltd.                                                           867,138     526,908
#   G Shank Enterprise Co., Ltd.                                                        928,281     836,267

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
TAIWAN -- (Continued)
*   G Tech Optoelectronics Corp.                                                        780,354 $  493,902
#   Gallant Precision Machining Co., Ltd.                                             1,099,000    800,569
#   GCS Holdings, Inc.                                                                  440,000  1,355,473
    GEM Services Inc/Tw                                                                 278,000    803,079
#   Gemtek Technology Corp.                                                           2,317,219  2,232,716
#   General Plastic Industrial Co., Ltd.                                                290,553    398,652
#   Generalplus Technology, Inc.                                                        367,000    655,854
*   Genesis Photonics, Inc.                                                             639,976     77,342
#   Genesys Logic, Inc.                                                                 633,000    815,847
#*  Genius Electronic Optical Co., Ltd.                                                 485,427  4,653,331
*   Genmont Biotech, Inc.                                                                93,000     77,404
    Genovate Biotechnology Co., Ltd.                                                    155,000    179,358
    GeoVision, Inc.                                                                     510,096    687,996
    Getac Technology Corp.                                                            2,800,360  4,174,778
#   Giantplus Technology Co., Ltd.                                                    1,619,900  1,017,632
    Gigabyte Technology Co., Ltd.                                                     3,920,800  9,773,781
#   Gigasolar Materials Corp.                                                           199,880  1,587,944
#*  Gigastorage Corp.                                                                 2,770,561  1,504,372
#   Ginko International Co., Ltd.                                                       373,000  3,005,443
*   Gintech Energy Corp.                                                              4,150,561  2,491,213
    Global Brands Manufacture, Ltd.                                                   2,093,359    907,817
#   Global Lighting Technologies, Inc.                                                  622,000    908,755
    Global Mixed Mode Technology, Inc.                                                  519,000  1,217,326
#   Global PMX Co., Ltd.                                                                278,000  1,662,852
#   Global Unichip Corp.                                                                638,000  7,851,149
    Globe Union Industrial Corp.                                                      1,520,914  1,017,369
    Gloria Material Technology Corp.                                                  3,833,547  2,661,944
#   Glory Science Co., Ltd.                                                             330,296    588,645
*   GlycoNex, Inc.                                                                      126,000    122,672
#*  Gold Circuit Electronics, Ltd.                                                    3,196,227  1,123,145
    Golden Friends Corp.                                                                218,600    409,514
*   Goldsun Building Materials Co., Ltd.                                              8,833,722  2,910,375
    Good Way Technology Co., Ltd.                                                       202,000    396,890
#   Good Will Instrument Co., Ltd.                                                      338,869    273,180
    Grand Fortune Securities Co., Ltd.                                                  920,000    482,510
#   Grand Ocean Retail Group, Ltd.                                                      603,000    475,661
    Grand Pacific Petrochemical                                                       6,845,000  6,743,161
#   Grand Plastic Technology Corp.                                                      129,000    778,737
    GrandTech CG Systems, Inc.                                                          277,000    553,886
    Grape King Bio, Ltd.                                                                755,000  5,485,491
#   Great China Metal Industry                                                        1,134,000    985,789
#   Great Taipei Gas Co., Ltd.                                                        1,767,000  1,655,547
    Great Wall Enterprise Co., Ltd.                                                   3,872,774  4,515,102
    Greatek Electronics, Inc.                                                         2,105,000  4,087,626
#*  Green Energy Technology, Inc.                                                     2,369,457  1,420,748
#   Green River Holding Co., Ltd.                                                       103,950    528,431
#   Green Seal Holding, Ltd.                                                            513,700  1,105,414
    GTM Holdings Corp.                                                                  734,000    448,371
    Hakers Enterprise Co., Ltd.                                                          61,200     62,883
#   Hannstar Board Corp.                                                              2,212,049  1,530,261
#   HannStar Display Corp.                                                           21,469,506  7,852,825
*   HannsTouch Solution, Inc.                                                         3,732,805  1,151,724
#   Hanpin Electron Co., Ltd.                                                           455,000    448,824

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
TAIWAN -- (Continued)
#*  Harvatek Corp.                                                                     984,949 $  690,376
    Hey Song Corp.                                                                   2,024,750  2,167,577
    Hi-Clearance, Inc.                                                                 185,000    609,566
    Highlight Tech Corp.                                                               427,000    474,749
    HIM International Music, Inc.                                                      175,400    644,537
#   Hiroca Holdings, Ltd.                                                              579,448  2,225,777
#*  HiTi Digital, Inc.                                                               1,013,935    391,602
    Hitron Technology, Inc.                                                          1,757,213  1,261,703
*   Ho Tung Chemical Corp.                                                           6,524,684  2,126,565
#*  Hocheng Corp.                                                                    2,223,700    752,686
    Hold-Key Electric Wire & Cable Co., Ltd.                                           205,908     69,739
    Holiday Entertainment Co., Ltd.                                                    553,800  1,027,218
    Holtek Semiconductor, Inc.                                                       1,280,000  3,439,262
#   Holy Stone Enterprise Co., Ltd.                                                    988,910  3,796,074
    Hong Pu Real Estate Development Co., Ltd.                                        1,826,185  1,414,881
#   Hong TAI Electric Industrial                                                     1,486,000    578,931
    Hong YI Fiber Industry Co.                                                       1,282,652    958,296
*   Horizon Securities Co., Ltd.                                                     2,874,000    822,557
#   Hota Industrial Manufacturing Co., Ltd.                                          1,550,932  6,503,022
    Hotron Precision Electronic Industrial Co., Ltd.                                   324,300    542,534
#   Hsin Kuang Steel Co., Ltd.                                                       1,796,443  1,908,110
#   Hsin Yung Chien Co., Ltd.                                                          252,100    744,382
    Hsing TA Cement Co.                                                                513,855    243,303
#   Hu Lane Associate, Inc.                                                            616,866  3,211,893
*   HUA ENG Wire & Cable Co., Ltd.                                                   2,766,565  1,084,215
    Huaku Development Co., Ltd.                                                      1,800,816  4,482,742
#   Huang Hsiang Construction Corp.                                                    825,800    878,827
    Hung Ching Development & Construction Co., Ltd.                                  1,000,000    881,522
    Hung Sheng Construction, Ltd.                                                    3,359,400  3,121,955
    Huxen Corp.                                                                        301,244    466,829
#   Hwa Fong Rubber Industrial Co., Ltd.                                             1,725,890    887,835
*   Hwacom Systems, Inc.                                                               442,000    214,386
#*  I-Chiun Precision Industry Co., Ltd.                                             1,255,313    489,288
#   I-Sheng Electric Wire & Cable Co., Ltd.                                            773,000  1,195,343
#   Ibase Technology, Inc.                                                             878,206  1,491,070
#*  Ichia Technologies, Inc.                                                         2,319,000  1,310,674
#   Ideal Bike Corp.                                                                 1,171,734    532,422
#   IEI Integration Corp.                                                            1,355,209  1,885,643
#   Info-Tek Corp.                                                                     174,000    138,019
#   Infortrend Technology, Inc.                                                      1,341,163    661,067
    Innodisk Corp.                                                                     449,592  1,855,064
#   Inpaq Technology Co., Ltd.                                                         546,000    509,477
#   Intai Technology Corp.                                                             240,000    809,136
#   Integrated Service Technology, Inc.                                                421,178  1,496,488
#   IntelliEPI, Inc.                                                                   236,000    905,904
    International Games System Co., Ltd.                                               385,000  2,164,871
#   Iron Force Industrial Co., Ltd.                                                    337,393  1,219,274
    ITE Technology, Inc.                                                             1,099,095  1,409,251
    ITEQ Corp.                                                                       1,437,614  3,064,397
    J Touch Corp.                                                                       11,000        214
#   Jarllytec Co., Ltd.                                                                383,000    656,478
#   Jentech Precision Industrial Co., Ltd.                                             422,868  1,019,050
    Jess-Link Products Co., Ltd.                                                       815,925    841,532

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
TAIWAN -- (Continued)
    Jian Sin Industrial Co., Ltd.                                                        12,000 $   33,034
#   Jih Lin Technology Co., Ltd.                                                        213,000    653,612
#   Jih Sun Financial Holdings Co., Ltd.                                             11,144,896  3,183,717
#   Jinan Acetate Chemical Co., Ltd.                                                     49,000    268,427
#   Jinli Group Holdings, Ltd.                                                          821,058    664,913
#   Johnson Health Tech Co., Ltd.                                                       737,257    886,159
    Jourdeness Group, Ltd.                                                               17,000     34,201
#   K Laser Technology, Inc.                                                            907,000    511,452
#   Kaori Heat Treatment Co., Ltd.                                                      613,197    894,646
    Kaulin Manufacturing Co., Ltd.                                                      919,330    794,325
#   KEE TAI Properties Co., Ltd.                                                      2,625,473    940,530
#   Kenda Rubber Industrial Co., Ltd.                                                   419,000    531,765
#   Kenmec Mechanical Engineering Co., Ltd.                                           1,323,000    557,840
#   Kerry TJ Logistics Co., Ltd.                                                      1,641,000  2,163,328
    Kindom Construction Corp.                                                         2,620,000  2,007,081
#   King Chou Marine Technology Co., Ltd.                                               467,920    510,822
#   King Yuan Electronics Co., Ltd.                                                   8,804,979  9,098,742
    King's Town Bank Co., Ltd.                                                        4,860,701  6,964,164
#*  King's Town Construction Co., Ltd.                                                  921,074    725,374
#   Kingcan Holdings, Ltd.                                                              422,273    373,781
#   Kingpak Technology, Inc.                                                            196,117  1,853,853
    Kinik Co.                                                                           858,000  2,386,247
#   Kinko Optical Co., Ltd.                                                             964,000  1,239,322
    Kinpo Electronics                                                                 9,185,157  3,388,688
#   Kinsus Interconnect Technology Corp.                                              1,974,000  3,412,242
#   KMC Kuei Meng International, Inc.                                                   442,146  2,027,848
    KNH Enterprise Co., Ltd.                                                            333,020    139,106
#   KS Terminals, Inc.                                                                  913,482  1,817,505
#   Kung Long Batteries Industrial Co., Ltd.                                            462,000  2,256,870
#   Kung Sing Engineering Corp.                                                       1,965,000  1,142,142
*   Kuo Toong International Co., Ltd.                                                 1,721,511  1,238,501
#*  Kuoyang Construction Co., Ltd.                                                    2,979,384  1,643,079
    Kwong Fong Industries Corp.                                                         840,764    483,982
#   Kwong Lung Enterprise Co., Ltd.                                                     504,000    829,236
*   KYE Systems Corp.                                                                 1,763,672    659,086
#   L&K Engineering Co., Ltd.                                                         1,281,048  1,527,915
#*  LAN FA Textile                                                                    1,708,933    535,776
    Land Mark Optoelectronics Corp.                                                     418,300  5,295,977
#   Lanner Electronics, Inc.                                                            689,006  1,019,758
#   Laser Tek Taiwan Co., Ltd.                                                          492,504    511,988
#   Laster Tech Corp., Ltd.                                                             314,000    782,607
    LCY Chemical Corp.                                                                1,490,383  2,306,729
#   Leader Electronics, Inc.                                                            828,000    258,489
    Leadtrend Technology Corp.                                                          120,086    111,682
#*  Lealea Enterprise Co., Ltd.                                                       5,394,892  2,126,720
    Ledlink Optics, Inc.                                                                340,300    520,427
    Ledtech Electronics Corp.                                                           351,000    159,269
    LEE CHI Enterprises Co., Ltd.                                                     1,386,000    546,808
#   Lelon Electronics Corp.                                                             512,300  1,065,219
#   Lemtech Holdings Co., Ltd.                                                          130,000    603,010
*   Leofoo Development Co., Ltd.                                                      1,858,116    514,848
*   LES Enphants Co., Ltd.                                                              779,754    322,302
#*  Lextar Electronics Corp.                                                          2,699,500  2,246,626

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
TAIWAN -- (Continued)
#   Li Cheng Enterprise Co., Ltd.                                                      537,912 $   834,222
#*  Li Peng Enterprise Co., Ltd.                                                     4,715,897   1,400,372
#   Lian HWA Food Corp.                                                                532,525     626,311
    Lida Holdings, Ltd.                                                                120,000     432,522
#   Lien Chang Electronic Enter                                                        476,000     240,600
    Lien Hwa Industrial Corp.                                                        4,474,170   5,795,095
    Lifestyle Global Enterprise, Inc.                                                   72,000     310,300
#   Lingsen Precision Industries, Ltd.                                               2,691,506   1,409,043
    Lion Travel Service Co., Ltd.                                                      138,000     638,383
#   Lite-On Semiconductor Corp.                                                      1,656,539   2,535,474
    Long Bon International Co., Ltd.                                                 2,463,945   1,241,513
#   Long Chen Paper Co., Ltd.                                                        4,309,006   4,933,300
#   Longwell Co.                                                                       854,000   2,311,228
    Lotes Co., Ltd.                                                                    456,778   2,781,238
#*  Lotus Pharmaceutical Co., Ltd.                                                     518,000     862,975
#   Lu Hai Holding Corp.                                                               315,690     507,763
#   Lucky Cement Corp.                                                               1,645,000     479,442
    Lumax International Corp., Ltd.                                                    640,592   1,272,715
    Lung Yen Life Service Corp.                                                      1,183,000   2,722,844
#*  LuxNet Corp.                                                                       479,482     601,111
#   Macauto Industrial Co., Ltd.                                                       371,000   1,922,082
#   Machvision, Inc.                                                                   236,000   2,549,672
#   Macroblock, Inc.                                                                   221,550     505,861
#*  Macronix International                                                           9,266,820  14,506,120
    Mag Layers Scientific-Technics Co., Ltd.                                           352,933     798,513
#   Makalot Industrial Co., Ltd.                                                     1,424,677   6,466,545
    Marketech International Corp.                                                      921,000   1,267,888
    Masterlink Securities Corp.                                                      8,580,728   2,647,165
#   Materials Analysis Technology, Inc.                                                258,044     704,091
#   Mayer Steel Pipe Corp.                                                             944,567     458,318
    Maywufa Co., Ltd.                                                                   69,322      32,604
#   Meiloon Industrial Co.                                                             898,730   1,046,317
    Mercuries & Associates Holding, Ltd.                                             2,769,015   2,370,896
*   Mercuries Life Insurance Co., Ltd.                                               7,718,147   4,234,966
#   Merry Electronics Co., Ltd.                                                         69,477     435,335
#*  Microbio Co., Ltd.                                                               2,948,607   2,224,574
#   Microelectronics Technology, Inc.                                                  668,655     720,028
#   Microlife Corp.                                                                    351,600     847,158
#   Mildef Crete, Inc.                                                                 344,000     674,293
    MIN AIK Technology Co., Ltd.                                                     1,059,452     969,707
#   Mirle Automation Corp.                                                           1,333,098   2,457,369
    Mitac Holdings Corp.                                                             4,427,004   5,154,619
#   Mobiletron Electronics Co., Ltd.                                                   509,800     691,212
    momo.com, Inc.                                                                     189,000   1,703,789
*   Mosel Vitelic, Inc.                                                                178,482     140,465
#*  Motech Industries, Inc.                                                          3,160,731   2,455,667
#   MPI Corp.                                                                          464,000   1,099,265
#   Nak Sealing Technologies Corp.                                                     387,954   1,216,040
    Namchow Holdings Co., Ltd.                                                       1,306,000   2,772,168
#   Nan Kang Rubber Tire Co., Ltd.                                                   3,787,952   3,518,853
#   Nan Liu Enterprise Co., Ltd.                                                       309,000   1,716,841
    Nan Ren Lake Leisure Amusement Co., Ltd.                                           855,000     238,827
    Nan Ya Printed Circuit Board Corp.                                               1,747,000   1,570,278

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
TAIWAN -- (Continued)
#   Nang Kuang Pharmaceutical co., Ltd.                                                412,000 $  535,828
#   Nantex Industry Co., Ltd.                                                        1,959,149  1,555,105
    National Petroleum Co., Ltd.                                                       217,824    295,599
#*  Neo Solar Power Corp.                                                            6,312,744  3,007,792
#   Netronix, Inc.                                                                     502,000    802,829
    New Asia Construction & Development Corp.                                          338,835     81,396
    New Best Wire Industrial Co., Ltd.                                                 181,600    190,222
#   New Era Electronics Co., Ltd.                                                      312,000    211,862
#*  Newmax Technology Co., Ltd.                                                        705,009  1,036,205
#   Nexcom International Co., Ltd.                                                     720,094    805,025
#   Nichidenbo Corp.                                                                 1,008,801  1,312,100
#   Nien Hsing Textile Co., Ltd.                                                       999,345    862,840
#   Nishoku Technology, Inc.                                                           328,000    803,339
#   Nuvoton Technology Corp.                                                           551,000  1,436,007
    O-Bank Co., Ltd.                                                                   140,000     43,177
#*  Ocean Plastics Co., Ltd.                                                         1,009,200  1,011,782
#   On-Bright Electronics, Inc.                                                        227,052  2,239,265
*   Oneness Biotech Co., Ltd.                                                          110,000     77,981
    OptoTech Corp.                                                                   3,143,358  2,449,696
    Orient Europharma Co., Ltd.                                                        283,000    786,274
*   Orient Semiconductor Electronics, Ltd.                                           5,098,000  1,589,851
    Oriental Union Chemical Corp.                                                    5,582,267  5,714,330
#   P-Duke Technology Co., Ltd.                                                        291,500    684,776
    P-Two Industries, Inc.                                                             127,000     92,448
#   Pacific Construction Co.                                                         1,868,921    788,457
    Pacific Hospital Supply Co., Ltd.                                                  420,000  1,143,148
#   Paiho Shih Holdings Corp.                                                          908,928  1,921,801
    Pan Jit International, Inc.                                                      2,371,541  2,957,371
#   Pan-International Industrial Corp.                                               2,834,747  2,463,036
#   Paolung International Co., Ltd.                                                    110,000    105,798
    Parade Technologies, Ltd.                                                          378,401  7,905,582
#   Paragon Technologies Co., Ltd.                                                     467,246    533,403
#   PChome Online, Inc.                                                                680,676  3,789,971
#   PCL Technologies, Inc.                                                             200,040    684,334
#   PharmaEngine, Inc.                                                                 453,581  2,284,254
#   Pharmally International Holding Co., Ltd.                                          285,455  3,623,758
#*  Phihong Technology Co., Ltd.                                                     2,365,401  1,078,791
#   Phoenix Tours International, Inc.                                                  318,450    383,680
    Pili International Multimedia Co., Ltd.                                             47,000     95,098
#   Pixart Imaging, Inc.                                                               593,150  2,814,980
    Planet Technology Corp.                                                            156,000    335,258
    Plastron Precision Co., Ltd.                                                       478,400    333,055
    Plotech Co., Ltd.                                                                  514,000    317,745
#   Polytronics Technology Corp.                                                       357,027    685,187
#   Posiflex Technology, Inc.                                                          355,457  1,713,901
#*  Power Quotient International Co., Ltd.                                           1,076,600    453,419
    Power Wind Health Industry, Inc.                                                    42,000    209,070
    Powertech Industrial Co., Ltd.                                                      80,000     42,980
    Poya International Co., Ltd.                                                       294,098  3,781,360
*   President Securities Corp.                                                       6,572,524  3,474,316
#   Primax Electronics, Ltd.                                                         2,765,000  7,819,296
*   Prime Electronics & Satellitics, Inc.                                              667,822    207,140
    Prince Housing & Development Corp.                                               8,648,644  3,734,747

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
TAIWAN -- (Continued)
#*  Princeton Technology Corp.                                                        1,099,000 $  321,259
    Pro Hawk Corp.                                                                      118,000    536,353
#   Promate Electronic Co., Ltd.                                                      1,191,000  1,185,316
*   Promise Technology, Inc.                                                          1,152,286    410,816
#   Prosperity Dielectrics Co., Ltd.                                                    708,559  1,067,454
    Qisda Corp.                                                                       2,915,900  2,124,458
#   QST International Corp.                                                             173,000    670,822
#   Qualipoly Chemical Corp.                                                            605,713    704,814
#   Quang Viet Enterprise Co., Ltd.                                                     101,000    467,712
#   Quanta Storage, Inc.                                                              1,478,000  1,619,440
#   Quintain Steel Co., Ltd.                                                          1,608,000    628,843
#   Radiant Opto-Electronics Corp.                                                    3,324,000  8,437,427
*   Radium Life Tech Co., Ltd.                                                        4,954,100  2,065,847
#   Rafael Microelectronics, Inc.                                                       138,000    914,090
#   Rechi Precision Co., Ltd.                                                         2,469,181  2,485,524
    Rexon Industrial Corp., Ltd.                                                              1          1
    Rich Development Co., Ltd.                                                        4,399,036  1,510,444
#   RichWave Technology Corp.                                                           309,000    918,823
#*  Right WAY Industrial Co., Ltd.                                                      115,000     82,221
*   Ritek Corp.                                                                      13,943,860  2,683,945
#*  Roo Hsing Co., Ltd.                                                               2,668,000  1,697,789
#   Rotam Global Agrosciences, Ltd.                                                     488,268    456,290
#   Ruentex Engineering & Construction Co.                                              226,000    293,741
#   Run Long Construction Co., Ltd.                                                     916,292  1,441,883
#   Sagittarius Life Science Corp.                                                      168,889    365,969
    Samebest Co., Ltd.                                                                    3,000     31,401
#   Sampo Corp.                                                                       3,467,327  1,590,332
#   San Fang Chemical Industry Co., Ltd.                                              1,323,647  1,521,424
    San Far Property, Ltd.                                                               74,000     32,913
#   San Shing Fastech Corp.                                                             794,875  1,498,196
    Sanitar Co., Ltd.                                                                   243,000    359,855
    Sanyang Motor Co., Ltd.                                                           4,189,628  3,026,334
*   Savior Lifetec Corp.                                                                562,000    549,267
#   SCI Pharmtech, Inc.                                                                 456,395    941,812
#   Scientech Corp.                                                                     357,000  1,044,448
#   ScinoPharm Taiwan, Ltd.                                                             478,000    571,676
#   SDI Corp.                                                                           891,000  2,282,579
    Sea Sonic Electronics Co., Ltd.                                                     143,000    155,762
#   Senao International Co., Ltd.                                                       813,541  1,430,142
#   Senao Networks, Inc.                                                                194,000    818,015
#   Sercomm Corp.                                                                     1,655,000  4,745,640
#   Sesoda Corp.                                                                      1,157,712  1,258,971
    Shan-Loong Transportation Co., Ltd.                                                 467,000    520,619
#   Sharehope Medicine Co., Ltd.                                                        637,900    789,200
    Sheng Yu Steel Co., Ltd.                                                            867,980    833,729
    ShenMao Technology, Inc.                                                            607,891    558,903
    Shieh Yih Machinery Industry Co., Ltd.                                              166,000     72,660
#   Shih Her Technologies, Inc.                                                         344,000    476,877
*   Shih Wei Navigation Co., Ltd.                                                     1,926,384    608,966
    Shihlin Electric & Engineering Corp.                                              1,735,000  2,442,724
*   Shihlin Paper Corp.                                                                  19,000     23,762
    Shin Hai Gas Corp.                                                                    1,245      1,742
#   Shin Zu Shing Co., Ltd.                                                           1,239,144  3,589,172

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE++
                                                                                     --------- -----------
TAIWAN -- (Continued)
    Shinih Enterprise Co., Ltd.                                                        128,000 $    86,631
*   Shining Building Business Co., Ltd.                                              2,693,593   1,038,215
    Shinkong Insurance Co., Ltd.                                                     1,365,131   1,384,943
    Shinkong Synthetic Fibers Corp.                                                  9,970,395   3,328,641
#   Shinkong Textile Co., Ltd.                                                         964,542   1,487,367
#   Shiny Chemical Industrial Co., Ltd.                                                434,031   1,321,355
#   ShunSin Technology Holding, Ltd.                                                   295,000   1,531,211
#   Shuttle, Inc.                                                                    2,436,152   1,807,019
    Sigurd Microelectronics Corp.                                                    2,739,974   3,414,642
#*  Silicon Integrated Systems Corp.                                                 3,247,887   1,124,710
#*  Silitech Technology Corp.                                                          931,774     584,734
    Simplo Technology Co., Ltd.                                                      1,229,800   7,848,408
    Sinbon Electronics Co., Ltd.                                                     1,519,813   4,272,840
    Sincere Navigation Corp.                                                         2,188,786   1,514,541
#   Single Well Industrial Corp.                                                       302,916     291,480
#   Sinher Technology, Inc.                                                            305,000     516,683
#   Sinmag Equipment Corp.                                                             303,436   1,746,906
    Sino-American Electronic Co., Ltd.                                                 564,703      70,720
    Sino-American Silicon Products, Inc.                                             3,845,000  13,377,088
    Sinon Corp.                                                                      2,796,510   1,611,979
#   Sinphar Pharmaceutical Co., Ltd.                                                 1,080,938     837,899
    Sinyi Realty, Inc.                                                               1,465,659   1,915,362
    Sirtec International Co., Ltd.                                                     903,000   1,238,201
#   Sitronix Technology Corp.                                                          876,879   2,615,280
#   Siward Crystal Technology Co., Ltd.                                              1,150,000     872,331
    Soft-World International Corp.                                                     776,000   1,928,045
*   Solar Applied Materials Technology Co.                                           2,312,846   1,777,843
#*  Solartech Energy Corp.                                                           2,500,616   1,299,267
#   Solomon Technology Corp.                                                           772,000     668,755
#   Solteam Electronics Co., Ltd.                                                      448,034     614,980
#   Song Shang Electronics Co., Ltd.                                                   555,000     405,127
#   Sonix Technology Co., Ltd.                                                       1,108,000   1,333,936
    Southeast Cement Co., Ltd.                                                       1,053,700     506,101
#*  Speed Tech Corp.                                                                   582,000   1,086,800
    Spirox Corp.                                                                       109,824     118,691
#   Sporton International, Inc.                                                        506,131   2,852,961
    St Shine Optical Co., Ltd.                                                         183,000   5,849,571
#   Standard Chemical & Pharmaceutical Co., Ltd.                                       811,571     980,683
#   Stark Technology, Inc.                                                             769,688     962,357
#   Sunko INK Co., Ltd.                                                                827,000     368,785
    Sunny Friend Environmental Technology Co., Ltd.                                    479,000   3,717,714
#   Sunonwealth Electric Machine Industry Co., Ltd.                                  1,382,487   2,820,177
#   Sunplus Technology Co., Ltd.                                                     3,797,000   2,375,672
    Sunrex Technology Corp.                                                            976,567     581,587
    Sunspring Metal Corp.                                                              842,000   1,030,259
*   Sunty Development Co., Ltd.                                                         42,000      16,375
#   Supreme Electronics Co., Ltd.                                                    2,478,508   2,407,694
    Swancor Holding Co., Ltd.                                                          558,206   1,579,439
    Sweeten Real Estate Development Co., Ltd.                                          538,874     314,900
#   Symtek Automation Asia Co., Ltd.                                                   171,172     523,725
    Syncmold Enterprise Corp.                                                        1,103,000   2,400,411
#   Synmosa Biopharma Corp.                                                            317,799     293,252
#   Sysage Technology Co., Ltd.                                                        659,258     707,394

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- -----------
TAIWAN -- (Continued)
*   Sysgration                                                                        1,336,000 $   356,046
#   Systex Corp.                                                                      1,317,388   2,704,701
    T-Mac Techvest PCB Co., Ltd.                                                        380,000     158,283
#   T3EX Global Holdings Corp.                                                          686,117     547,259
    TA Chen Stainless Pipe                                                            5,225,478   4,358,548
#   Ta Liang Technology Co., Ltd.                                                       374,000     693,912
#*  Ta Ya Electric Wire & Cable                                                       4,144,306   1,888,054
#   Ta Yih Industrial Co., Ltd.                                                         219,000     587,507
#   TA-I Technology Co., Ltd.                                                           866,718     963,600
#   Tah Hsin Industrial Corp.                                                           439,600     396,364
    TAI Roun Products Co., Ltd.                                                         201,000      73,085
#   Tai Tung Communication Co., Ltd.                                                    638,197     452,091
#   Tai-Saw Technology Co., Ltd.                                                        235,120     155,486
    Taichung Commercial Bank Co., Ltd.                                               16,549,698   5,733,681
#   TaiDoc Technology Corp.                                                             360,470   1,175,059
    Taiflex Scientific Co., Ltd.                                                      1,398,340   2,538,343
#   Taimide Tech, Inc.                                                                  674,250   1,847,675
#   Tainan Enterprises Co., Ltd.                                                        886,370     732,970
    Tainan Spinning Co., Ltd.                                                         8,789,044   4,154,286
#*  Tainergy Tech Co., Ltd.                                                           1,760,000     748,550
    Tainet Communication System Corp.                                                    53,000     124,573
#*  Taisun Enterprise Co., Ltd.                                                       3,024,652   1,686,954
#*  Taita Chemical Co., Ltd.                                                          1,331,951     632,469
#   Taiwan Acceptance Corp.                                                             807,480   3,144,196
    Taiwan Cement Corp.                                                               2,132,152   2,753,616
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                                      648,000   1,553,419
#   Taiwan Cogeneration Corp.                                                         2,714,566   2,458,048
    Taiwan Fire & Marine Insurance Co., Ltd.                                          1,265,338     906,713
#   Taiwan FU Hsing Industrial Co., Ltd.                                              1,106,000   1,420,597
    Taiwan Hon Chuan Enterprise Co., Ltd.                                             2,302,468   4,438,932
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                                    1,130,120     774,861
*   Taiwan IC Packaging Corp.                                                           106,000      21,803
#*  Taiwan Land Development Corp.                                                     6,351,991   2,212,426
#   Taiwan Line Tek Electronic                                                          657,306     703,803
#*  Taiwan Mask Corp.                                                                 1,360,412     893,142
*   Taiwan Navigation Co., Ltd.                                                       1,275,777     721,751
    Taiwan Optical Platform Co., Ltd.                                                     9,360      38,064
#   Taiwan Paiho, Ltd.                                                                1,991,287   6,848,377
    Taiwan PCB Techvest Co., Ltd.                                                     2,032,238   2,179,436
#*  Taiwan Prosperity Chemical Corp.                                                  1,085,000   1,360,453
#*  Taiwan Pulp & Paper Corp.                                                         2,174,980   1,425,058
#   Taiwan Sakura Corp.                                                               1,463,803   2,033,280
    Taiwan Sanyo Electric Co., Ltd.                                                     417,400     346,015
    Taiwan Semiconductor Co., Ltd.                                                    1,582,000   3,919,931
#   Taiwan Shin Kong Security Co., Ltd.                                               1,714,710   2,278,376
    Taiwan Styrene Monomer                                                            3,812,209   2,788,386
    Taiwan Surface Mounting Technology Corp.                                          2,099,388   2,190,846
    Taiwan Taxi Co., Ltd.                                                                56,000     116,916
#   Taiwan TEA Corp.                                                                  5,074,897   2,662,017
#   Taiwan Union Technology Corp.                                                     1,548,000   4,777,114
    Taiyen Biotech Co., Ltd.                                                            857,883     829,448
#*  Tatung Co., Ltd.                                                                 15,711,015  12,883,597
    Tayih Lun An Co., Ltd.                                                              270,890     349,928

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
TAIWAN -- (Continued)
#   TCI Co., Ltd.                                                                       480,991 $5,501,126
    Te Chang Construction Co., Ltd.                                                     334,206    229,806
#*  Teapo Electronic Corp.                                                              558,000    821,964
    Tehmag Foods Corp.                                                                  145,800  1,161,443
    Ten Ren Tea Co., Ltd.                                                               164,980    202,696
    Test Research, Inc.                                                               1,233,821  1,921,263
    Test Rite International Co., Ltd.                                                 2,186,495  1,713,518
#*  Tex-Ray Industrial Co., Ltd.                                                        803,000    354,875
#   Thinking Electronic Industrial Co., Ltd.                                            589,204  1,724,591
#   Thye Ming Industrial Co., Ltd.                                                    1,153,669  1,575,878
    Ton Yi Industrial Corp.                                                           4,970,644  2,361,666
    Tong Hsing Electronic Industries, Ltd.                                            1,101,963  4,488,363
    Tong Yang Industry Co., Ltd.                                                      3,284,741  6,045,110
    Tong-Tai Machine & Tool Co., Ltd.                                                 1,590,892  1,110,820
#   TOPBI International Holdings, Ltd.                                                  411,109  1,534,929
#   Topco Scientific Co., Ltd.                                                        1,403,087  4,274,019
#   Topco Technologies Corp.                                                            193,000    472,593
    Topkey Corp.                                                                         39,000    119,129
#   Topoint Technology Co., Ltd.                                                      1,093,776    784,291
#   Toung Loong Textile Manufacturing                                                   694,000  1,713,048
#*  TPK Holding Co., Ltd.                                                             2,399,000  8,532,420
    Trade-Van Information Services Co.                                                  234,000    276,240
    Transart Graphics Co., Ltd.                                                          10,000     15,509
    Transcend Information, Inc.                                                         452,000  1,306,534
#   TrueLight Corp.                                                                     550,700    756,208
#   Tsang Yow Industrial Co., Ltd.                                                      618,000    729,927
    Tsann Kuen Enterprise Co., Ltd.                                                     321,686    263,795
#   TSC Auto ID Technology Co., Ltd.                                                    185,700  1,701,117
*   TSEC Corp.                                                                        1,998,205    671,929
#   TSRC Corp.                                                                        4,673,200  5,749,478
#   Ttet Union Corp.                                                                    300,000    938,512
    TTFB Co., Ltd.                                                                       71,000    562,538
#   TTY Biopharm Co., Ltd.                                                            1,849,979  6,609,948
#*  Tul Corp.                                                                            58,000    337,914
    Tung Ho Steel Enterprise Corp.                                                    5,832,000  5,218,899
#   Tung Thih Electronic Co., Ltd.                                                      466,600  2,525,835
#   TURVO International Co., Ltd.                                                       369,112  1,342,069
*   TWi Pharmaceuticals, Inc.                                                           213,000    594,904
    TXC Corp.                                                                         2,214,053  3,115,854
#   TYC Brother Industrial Co., Ltd.                                                  1,595,980  1,761,799
*   Tycoons Group Enterprise                                                          2,826,182    658,187
#   Tyntek Corp.                                                                      2,073,039  1,209,741
    U-Ming Marine Transport Corp.                                                     3,257,000  4,321,215
    UDE Corp.                                                                           486,000    908,797
#   Ultra Chip, Inc.                                                                    419,000    589,576
#   Unimicron Technology Corp.                                                       10,002,000  7,288,611
#   Union Bank Of Taiwan                                                              7,745,149  2,529,043
#*  Union Insurance Co., Ltd.                                                           467,660    311,508
    Unitech Computer Co., Ltd.                                                          660,804    451,201
#*  Unitech Printed Circuit Board Corp.                                               3,589,370  2,851,399
    United Integrated Services Co., Ltd.                                              1,808,439  3,679,051
#   United Orthopedic Corp.                                                             720,935  1,552,004
#   United Radiant Technology                                                           669,000    437,190

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
TAIWAN -- (Continued)
#*  Unity Opto Technology Co., Ltd.                                                   2,457,500 $  994,371
    Univacco Technology, Inc.                                                            32,000     19,749
    Universal Cement Corp.                                                            2,745,433  2,149,423
#   Universal Microwave Technology, Inc.                                                329,000    854,989
    Unizyx Holding Corp.                                                              2,738,430  1,450,585
    UPC Technology Corp.                                                              5,156,233  3,249,375
#   Userjoy Technology Co., Ltd.                                                        202,991    661,150
    USI Corp.                                                                         5,916,408  3,154,362
#   Usun Technology Co., Ltd.                                                           477,000    865,384
#   Utechzone Co., Ltd.                                                                 390,000    660,495
#   Ve Wong Corp.                                                                       621,696    570,367
*   Via Technologies, Inc.                                                            1,316,000    636,491
#   Victory New Materials, Ltd. Co.                                                     640,200  1,009,592
    Visual Photonics Epitaxy Co., Ltd.                                                1,313,772  5,295,366
#   Vivotek, Inc.                                                                       143,000    454,711
    Voltronic Power Technology Corp.                                                      9,000    159,772
#*  Wafer Works Corp.                                                                 3,191,746  5,254,346
#   Waffer Technology Co., Ltd.                                                         705,000    460,919
*   Wah Hong Industrial Corp.                                                           182,021    127,086
    Wah Lee Industrial Corp.                                                          1,218,000  2,390,261
    Walsin Technology Corp.                                                           2,159,793  7,265,117
#   Walton Advanced Engineering, Inc.                                                 2,069,197  1,015,509
    WAN HWA Enterprise Co.                                                              761,812    353,103
    Waterland Financial Holdings Co., Ltd.                                           14,239,370  4,875,000
*   Wei Chuan Foods Corp.                                                             1,670,000  1,346,135
#   Weikeng Industrial Co., Ltd.                                                      1,931,980  1,339,393
#   Well Shin Technology Co., Ltd.                                                      635,000  1,227,801
    Wha Yu Industrial Co., Ltd.                                                         301,000    214,942
    Winmate, Inc.                                                                       237,000    409,277
#   Winstek Semiconductor Co., Ltd.                                                     336,000    342,682
    Wintek Corp.                                                                      5,447,000     64,122
#   Wisdom Marine Lines Co., Ltd.                                                     2,498,953  2,489,210
#   Wisechip Semiconductor, Inc.                                                        137,302    472,467
#   Wistron NeWeb Corp.                                                               1,949,796  5,803,677
    Wowprime Corp.                                                                      456,000  2,119,984
    WT Microelectronics Co., Ltd.                                                     3,400,450  5,478,868
    WUS Printed Circuit Co., Ltd.                                                     1,786,700  1,138,011
#   XAC Automation Corp.                                                                553,000    825,271
    XPEC Entertainment, Inc.                                                            192,135     16,349
#   Xxentria Technology Materials Corp.                                                 874,207  1,917,800
*   Yang Ming Marine Transport Corp.                                                  6,727,981  2,674,421
    YC Co., Ltd.                                                                      3,093,453  1,565,179
    YC INOX Co., Ltd.                                                                 2,446,388  2,240,203
    YCC Parts Manufacturing Co., Ltd.                                                   204,000    297,234
    Yea Shin International Development Co., Ltd.                                        946,215    577,467
#   Yeong Guan Energy Technology Group Co., Ltd.                                        754,929  1,918,163
#   YFC-Boneagle Electric Co., Ltd.                                                     662,000  1,039,879
#*  YFY, Inc.                                                                         9,029,212  4,210,086
#   Yi Jinn Industrial Co., Ltd.                                                      1,624,284    763,414
#   Yieh Phui Enterprise Co., Ltd.                                                    8,172,508  3,237,776
#   Yonyu Plastics Co., Ltd.                                                            497,600    621,637
*   Young Fast Optoelectronics Co., Ltd.                                                866,872    559,303
#*  Young Optics, Inc.                                                                  409,111    894,239

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE++
                                                                                     ---------- --------------
TAIWAN -- (Continued)
    Youngtek Electronics Corp.                                                          769,666 $    1,566,297
    Yuanta Futures Co., Ltd.                                                            114,000        174,471
    Yulon Motor Co., Ltd.                                                               889,000        724,809
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                    466,869      1,310,326
    Yungshin Construction & Development Co., Ltd.                                       765,000        839,067
#   YungShin Global Holding Corp.                                                     1,417,015      1,989,455
#   Yungtay Engineering Co., Ltd.                                                     2,989,000      5,626,262
    Zeng Hsing Industrial Co., Ltd.                                                     419,107      1,848,113
    Zenitron Corp.                                                                    1,364,000        973,663
#   Zero One Technology Co., Ltd.                                                       706,000        463,327
#   Zig Sheng Industrial Co., Ltd.                                                    3,408,732      1,385,857
    Zinwell Corp.                                                                     2,264,586      2,248,624
#   Zippy Technology Corp.                                                              887,948      1,050,767
    ZongTai Real Estate Development Co., Ltd.                                         1,376,277        934,398
                                                                                                --------------
TOTAL TAIWAN                                                                                     1,367,448,062
                                                                                                --------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL(B013KZ2)                                                          110,000        115,900
    AAPICO Hitech PCL(B013L48)                                                        1,013,740      1,068,117
    Advanced Information Technology PCL Class F                                         610,900        609,535
    AEON Thana Sinsap Thailand PCL(B01KHN0)                                             142,500        661,997
    AEON Thana Sinsap Thailand PCL(B01KHP2)                                              74,500        346,097
*   AJ Advance Technology PCL Class F                                                 4,098,800         68,052
    AJ Plast PCL                                                                      1,513,388        690,979
*   Amarin Printing & Publishing PCL                                                    415,000         68,239
    Amata Corp. PCL                                                                   4,597,910      3,780,210
    Ananda Development PCL                                                           14,870,700      2,658,874
    AP Thailand PCL                                                                  13,859,216      3,916,158
*   Apex Development PCL                                                                  3,536             49
    Asia Aviation PCL                                                                13,800,800      2,511,640
*   Asia Capital Group PCL                                                              915,600        371,268
    Asia Plus Group Holdings PCL                                                      8,667,900      1,145,757
    Asia Sermkij Leasing PCL                                                          1,058,500        804,352
    Asian Insulators PCL                                                             12,731,600         98,332
    Asian Phytoceuticals PCL                                                            740,215         28,361
    Bangkok Airways PCL                                                               6,047,700      2,799,861
    Bangkok Aviation Fuel Services PCL                                                1,869,746      2,626,719
    Bangkok Chain Hospital PCL                                                        8,720,637      4,510,674
    Bangkok Insurance PCL                                                               182,381      2,271,028
    Bangkok Land PCL                                                                 83,443,670      4,609,117
    Bangkok Ranch PCL                                                                 5,989,200      1,386,389
    Beauty Community PCL                                                              2,498,500      1,770,967
    BEC World PCL                                                                     6,929,900      2,588,756
    Better World Green PCL                                                           15,712,800        657,208
    Big Camera Corp. PCL                                                             12,340,900      1,134,795
    BJC Heavy Industries PCL Class F                                                  3,770,200        418,911
    Buriram Sugar PCL Class F                                                         1,885,900        481,711
    Cal-Comp Electronics Thailand PCL Class F                                        15,914,144      1,432,883
    CH Karnchang PCL                                                                  4,626,300      3,951,262
    Charoong Thai Wire & Cable PCL Class F                                              967,100        345,834
    Christiani & Nielsen Thai Class F                                                 2,930,600        303,166
    Chularat Hospital PCL Class F                                                    39,587,000      2,553,185

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
THAILAND -- (Continued)
*   CIMB Thai Bank PCL                                                                5,598,700 $  207,359
    CK Power PCL                                                                     21,430,690  2,955,957
    COL PCL                                                                             550,200  1,062,807
    Com7 PCL Class F                                                                  4,388,100  2,437,833
*   Country Group Development PCL                                                    24,588,300  1,083,393
    Country Group Holdings PCL Class F                                                7,918,400    336,254
*   Demco PCL                                                                         1,971,100    377,605
    Dhipaya Insurance PCL                                                             1,127,300  1,736,661
    Diamond Building Products PCL                                                     1,276,900    240,540
    Dusit Thani PCL                                                                     114,500     36,375
    Dynasty Ceramic PCL                                                              21,468,080  2,481,304
    Eastern Polymer Group PCL Class F                                                 7,688,000  2,479,208
    Eastern Printing PCL(B13J3C3)                                                        39,796      5,337
    Eastern Printing PCL(B13J3B2)                                                       795,912    106,731
    Eastern Water Resources Development and Management PCL Class F                    5,072,600  1,959,721
    Energy Earth PCL                                                                  4,765,400     83,303
    Erawan Group PCL (The)                                                            9,343,170  2,490,915
*   Esso Thailand PCL                                                                 5,454,400  3,308,863
    Forth Corp. PCL                                                                   2,199,100    495,008
    Forth Smart Service PCL                                                           2,541,300  1,257,668
    Fortune Parts Industry PCL Class F                                                2,977,900    418,351
*   G J Steel PCL                                                                    15,742,180    175,918
    GFPT PCL                                                                          4,326,100  1,850,886
*   GMM Grammy PCL                                                                      121,460     39,168
    Golden Land Property Development PCL                                              8,121,900  2,282,015
    Grand Canal Land PCL                                                              6,184,900    361,378
*   Grande Asset Hotels & Property PCL                                                  861,875     33,848
    Group Lease PCL                                                                     132,500     21,364
    Hana Microelectronics PCL                                                         2,468,496  3,349,651
    ICC International PCL                                                               204,600    259,670
*   Ichitan Group PCL                                                                 4,085,100  1,252,138
*   Inter Far East Energy Corp. Class F                                               4,679,700     86,855
    Interlink Communication PCL                                                       1,050,800    352,280
*   International Engineering PCL                                                    39,494,487      4,792
    Italian-Thai Development PCL                                                     15,350,427  1,940,859
    Jasmine International PCL                                                        16,916,700  4,185,965
    Jaymart PCL                                                                       2,350,195  1,785,908
    JMT Network Services PCL                                                            150,400    175,275
    JSP Property PCL                                                                  2,885,000     69,085
    Jubilee Enterprise PCL                                                               73,600     53,579
    Kang Yong Electric PCL                                                               54,900    837,874
    Karmarts PCL                                                                      3,289,800    808,795
    Kaset Thai International Sugar Corp. PCL                                             93,100     18,876
    KCE Electronics PCL                                                                 153,600    365,364
    KGI Securities Thailand PCL                                                       8,126,000  1,310,227
    Khon Kaen Sugar Industry PCL                                                     13,765,690  1,925,087
    Khonburi Sugar PCL                                                                  178,500     29,066
    Krungthai Card PCL                                                                  752,000  5,762,452
    L.P.N Development PCL                                                               136,400     51,825
    Laguna Resorts & Hotels PCL                                                         197,000    155,361
    Lam Soon Thailand PCL                                                             1,535,300    291,668
    Lanna Resources PCL                                                               1,833,750  1,112,428
    LH Financial Group PCL                                                           56,352,039  3,112,676

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
THAILAND -- (Continued)
    Loxley PCL                                                                        7,709,376 $  649,832
    LPN Development PCL                                                               7,399,203  2,811,319
    Major Cineplex Group PCL                                                          2,766,800  2,628,107
    Malee Group PCL                                                                     809,500    923,998
    Maybank Kim Eng Securities Thailand PCL                                             974,300    681,263
    MBK PCL                                                                           6,979,400  4,768,811
    MC Group PCL                                                                      2,617,400  1,253,544
*   MCOT PCL                                                                          2,457,200    855,156
    MCS Steel PCL                                                                     2,032,100    804,535
    Mega Lifesciences PCL                                                             3,083,000  4,577,251
*   Millcon Steel PCL                                                                 1,659,500     93,784
    MK Real Estate Development PCL                                                    1,885,900    220,383
    Modernform Group PCL                                                              2,352,200    416,817
    Mono Technology PCL Class F                                                      10,763,800  1,642,751
    Muang Thai Insurance PCL                                                             61,288    264,172
    Muramoto Electron Thailand PCL                                                       14,000    104,151
    Namyong Terminal PCL                                                              4,335,100    865,082
*   Nation Multimedia Group PCL                                                       9,732,700    136,730
    Netbay PCL                                                                          177,100    214,872
*   Nirvana Daii PCL                                                                     72,100     10,175
*   Noble Development PCL                                                               735,000    321,504
    Origin Property PCL                                                                 620,200    433,665
    Padaeng Industry PCL                                                                998,900    723,979
    PCS Machine Group Holding PCL                                                     1,546,300    402,374
    Plan B Media Pcl                                                                  6,469,600  1,414,967
    Platinum Group PCL (The) Class F                                                  3,835,400  1,053,143
    Polyplex Thailand PCL                                                             3,030,650  1,422,432
*   Precious Shipping PCL                                                             5,665,800  2,062,264
    Premier Marketing PCL                                                             2,656,400  1,128,037
*   Principal Capital PCL                                                             1,217,100    227,332
    Property Perfect PCL                                                             28,255,000    757,797
    Pruksa Holding PCL                                                                1,390,700  1,074,551
    PTG Energy PCL                                                                    4,974,400  3,398,856
    Quality Houses PCL                                                               43,370,126  4,431,175
    Raimon Land PCL                                                                  11,010,600    337,490
    Ratchthani Leasing PCL                                                           10,817,700  3,523,006
*   Regional Container Lines PCL                                                      4,686,700  1,406,609
    Rojana Industrial Park PCL                                                        8,647,311  2,098,326
*   RS PCL                                                                            3,295,100  3,208,830
    S 11 Group PCL                                                                    1,035,300    264,444
    Saha Pathana Inter-Holding PCL                                                      694,600  1,685,492
    Saha-Union PCL                                                                      783,900  1,126,293
    Sahaviriya Steel Industries PCL                                                  87,225,900     26,179
    Samart Corp. PCL                                                                  3,038,600  1,086,600
*   Samart Digital Public Co., Ltd.                                                  14,993,100    239,353
    Samart Telcoms PCL                                                                2,020,600    767,725
    Sansiri PCL                                                                      48,841,510  3,399,569
    Sappe PCL                                                                         1,014,300    931,070
    SC Asset Corp PCL                                                                16,086,615  2,075,030
    Scan Inter PCL Class F                                                            3,602,500    586,614
    SEAFCO PCL                                                                        1,454,200    461,982
    Sena Development PCL                                                                391,400     54,236
    Siam Future Development PCL                                                       8,017,673  2,303,929

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE++
                                                                                     ---------- ----------
THAILAND -- (Continued)
    Siam Wellness Group PCL Class F                                                   1,404,900 $  977,868
    Siamgas & Petrochemicals PCL                                                      2,924,700  2,894,818
*   Singha Estate PCL                                                                23,740,200  2,440,723
    Sino-Thai Engineering & Construction PCL                                          6,751,100  5,324,143
    SNC Former PCL                                                                      141,800     63,837
    Somboon Advance Technology PCL                                                    1,523,137    982,355
    SPCG PCL                                                                          2,734,700  2,139,213
    Sri Ayudhya Capital PCL                                                             265,500    288,218
    Sri Trang Agro-Industry PCL                                                       5,194,308  2,056,495
    Sriracha Construction PCL                                                           881,900    560,339
    Srithai Superware PCL                                                            10,647,500    486,141
*   Stars Microelectronics Thailand PCL                                               2,352,400    157,728
    STP & I PCL                                                                       7,522,564  1,417,086
    Sub Sri Thai PCL                                                                    459,030    118,715
    Supalai PCL                                                                       6,010,833  4,510,044
*   Superblock PCL                                                                   78,649,300  2,938,049
    Susco PCL                                                                         1,295,200    164,588
    SVI PCL                                                                           7,597,600  1,033,390
*   Symphony Communication PCL                                                          371,305    101,955
    Synnex Thailand PCL                                                               1,974,300    958,153
    Syntec Construction PCL                                                           4,454,200    839,073
    Taokaenoi Food & Marketing PCL                                                    4,876,680  3,472,221
    Tapaco PCL                                                                          916,500    374,559
*   Tata Steel Thailand PCL                                                          26,758,900    854,371
    Thai Agro Energy PCL Class F                                                        378,870     32,419
*   Thai Airways International PCL(6888868)                                           6,131,500  3,230,196
*   Thai Airways International PCL(6364971)                                             141,400     74,492
    Thai Central Chemical PCL                                                           295,800    441,528
    Thai Metal Trade PCL                                                              1,176,100    638,368
    Thai Nakarin Hospital PCL                                                           228,700    272,001
*   Thai President Foods PCL                                                              1,430      8,995
    Thai Rayon PCL                                                                       38,400     70,192
    Thai Reinsurance PCL                                                             12,259,300    716,300
    Thai Solar Energy PCL Class F                                                     3,758,200    542,371
    Thai Stanley Electric PCL Class F                                                   206,600  1,497,388
    Thai Steel Cable PCL                                                                  3,400      1,292
    Thai Vegetable Oil PCL                                                            2,911,575  3,160,714
    Thai Wacoal PCL                                                                      78,000    117,361
    Thai Wah PCL Class F                                                              2,714,100    909,899
    Thai-German Ceramic PCL Class F                                                   3,827,900    386,212
    Thaicom PCL                                                                       3,372,700  1,259,917
    Thaifoods Group PCL Class F                                                       6,429,700  1,129,098
    Thaire Life Assurance PCL Class F                                                 2,052,800    799,622
    Thitikorn PCL                                                                     1,585,700    865,756
    Thoresen Thai Agencies PCL                                                        8,317,554  2,336,988
    TICON Industrial Connection PCL Class F                                           7,106,984  3,948,324
    Tipco Asphalt PCL                                                                 3,341,400  2,453,774
    TIPCO Foods PCL                                                                   1,758,482    859,029
    TPBI Public Co.                                                                      41,000     14,662
    TPC Power Holdings Co., Ltd.                                                      1,620,900    786,644
    TPI Polene PCL                                                                   66,432,800  4,539,150
    TRC Construction PCL                                                             27,413,585    884,027
    TTCL PCL(B5ML0D8)                                                                 1,350,871    897,130

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE++
                                                                                     ---------- ------------
THAILAND -- (Continued)
    TTCL PCL(BWY4Y10)                                                                 1,474,000 $    978,902
    TTW PCL                                                                          11,977,000    5,047,778
*   U City PCL                                                                       72,671,400       46,406
    Unique Engineering & Construction PCL                                             3,611,670    1,845,042
    United Paper PCL                                                                  2,966,600      956,662
*   United Power of Asia PCL Class F                                                    500,000        7,822
    Univanich Palm Oil PCL                                                            1,457,300      374,561
    Univentures PCL                                                                   8,030,500    2,640,937
    Vanachai Group PCL                                                                5,533,959    1,961,269
    VGI Global Media PCL                                                             18,053,300    3,717,873
    Vibhavadi Medical Center PCL                                                     41,437,700    3,334,068
    Vinythai PCL                                                                      3,393,934    3,088,350
    WHA Corp. PCL                                                                    42,643,900    5,745,762
    Workpoint Entertainment PCL                                                       1,187,340    3,156,004
                                                                                                ------------
TOTAL THAILAND                                                                                   281,696,862
                                                                                                ------------
TURKEY -- (1.7%)
#   Adana Cimento Sanayii TAS Class A                                                   587,143      974,805
#*  Afyon Cimento Sanayi TAS                                                            787,582    1,628,177
#   Akcansa Cimento A.S.                                                                481,878    1,461,581
#*  Akenerji Elektrik Uretim A.S.                                                     3,042,841      824,892
    Aksa Akrilik Kimya Sanayii A.S.                                                     775,850    3,086,449
#*  Aksa Enerji Uretim A.S.                                                           1,281,065    1,702,028
*   Aksigorta A.S.                                                                      832,551      880,591
#   Alarko Holding A.S.                                                               1,054,314    2,008,381
#   Albaraka Turk Katilim Bankasi A.S.                                                4,195,697    1,783,609
    Alkim Alkali Kimya A.S.                                                             113,974      776,379
    Anadolu Anonim Turk Sigorta Sirketi                                               2,052,847    2,038,378
    Anadolu Cam Sanayii A.S.                                                          2,496,562    2,184,324
    Anadolu Hayat Emeklilik A.S.                                                        902,314    1,787,355
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                                        71,479      277,342
#   AvivaSA Emeklilik ve Hayat A.S. Class A                                              34,277      162,296
    Aygaz A.S.                                                                          644,297    2,729,385
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                                              431,022    1,186,529
#*  Baticim Bati Anadolu Cimento Sanayii A.S.                                           431,270    1,176,074
#*  Bera Holding A.S.                                                                 1,335,655    2,128,152
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                                1,361,900    1,459,940
#*  Bizim Toptan Satis Magazalari A.S.                                                  526,529    1,140,167
#   Bolu Cimento Sanayii A.S.                                                           487,559      783,511
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                      574,604    2,217,104
#   Borusan Yatirim ve Pazarlama A.S.                                                    17,654      207,408
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.                                        312,961      762,749
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                                    474,006      997,162
#   Bursa Cimento Fabrikasi A.S.                                                        289,855      436,591
#   Celebi Hava Servisi A.S.                                                             63,837      610,931
#   Cimsa Cimento Sanayi VE Ticaret A.S.                                                534,817    1,988,507
#*  Deva Holding A.S.                                                                   356,487      447,997
#*  Dogan Sirketler Grubu Holding A.S.                                               11,568,115    2,615,602
#*  Dogus Otomotiv Servis ve Ticaret A.S.                                               484,393    1,143,064
    Eczacibasi Yatirim Holding Ortakligi A.S.                                           346,482    1,032,954
    EGE Endustri VE Ticaret A.S.                                                         14,470    1,360,584
    EGE Seramik Sanayi ve Ticaret A.S.                                                  274,358      329,376

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE++
                                                                                     --------- ----------
TURKEY -- (Continued)
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.       1,804,200 $2,263,451
#   Erbosan Erciyas Boru Sanayii ve Ticaret A.S.                                        42,977  1,118,404
#*  Fenerbahce Futbol A.S.                                                              84,211    751,948
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                                609,480  1,012,791
#*  Global Yatirim Holding A.S.                                                      2,085,182  2,685,830
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                                47,262    851,948
#   Goodyear Lastikleri TAS                                                            960,540  1,069,861
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                                   1,400,949  2,207,381
#*  GSD Holding AS                                                                   5,021,010  1,161,962
#*  Gubre Fabrikalari TAS                                                            1,234,045  1,475,472
    Hektas Ticaret TAS                                                                 451,165    900,320
#*  Ihlas Holding A.S.                                                               8,173,996  1,130,325
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.                    268,027  1,099,252
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.                              678,189    939,025
*   Is Finansal Kiralama A.S.                                                        1,096,350    440,166
    Is Yatirim Menkul Degerler A.S. Class A                                            482,223    317,017
#*  Izmir Demir Celik Sanayi A.S.                                                    1,147,957    973,331
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                      2,124,050  1,773,779
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                        980,595    821,198
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                      7,346,389  6,596,401
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                                          2,327,208  1,372,643
#   Kartonsan Karton Sanayi ve Ticaret A.S.                                              8,476    679,910
#   Konya Cimento Sanayii A.S.                                                          13,931    969,290
    Kordsa Teknik Tekstil AS                                                           384,609    834,737
*   Koza Altin Isletmeleri A.S.                                                        226,641  2,297,032
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                                     831,604  1,264,553
*   Logo Yazilim Sanayi Ve Ticaret A.S.                                                 92,427  1,421,419
#   Mardin Cimento Sanayii ve Ticaret A.S.                                             379,497    432,393
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                                     2,397,037    579,733
#*  Migros Ticaret A.S.                                                                384,519  2,682,609
#*  NET Holding A.S.                                                                 2,565,316  1,672,480
#*  Netas Telekomunikasyon A.S.                                                        793,869  3,286,224
    Nuh Cimento Sanayi A.S.                                                            395,060  1,219,399
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                                              80,887  2,654,917
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                             882,262    938,974
#*  Parsan Makina Parcalari Sanayii A.S.                                               126,184    426,798
*   Pegasus Hava Tasimaciligi A.S.                                                     379,876  3,606,182
    Pinar Entegre Et ve Un Sanayi A.S.                                                 152,148    445,684
    Pinar SUT Mamulleri Sanayii A.S.                                                   143,024    492,665
#   Polisan Holding A.S.                                                               136,630    383,383
#   Polyester Sanayi A.S.                                                              505,365  1,571,682
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                              1,425,373  1,247,885
#*  Sekerbank TAS                                                                    3,227,730  1,593,559
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                        1,287,294  1,366,826
#   Soda Sanayii A.S.                                                                2,928,748  3,957,698
#   Tat Gida Sanayi A.S.                                                               747,482  1,151,019
    TAV Havalimanlari Holding A.S.                                                     252,209  1,484,207
    Tekfen Holding A.S.                                                              1,560,177  6,721,205
*   Teknosa Ic Ve Dis Ticaret A.S.                                                     238,336    359,661
    Trakya Cam Sanayii A.S.                                                          4,358,170  5,600,547
#*  Tumosan Motor ve Traktor Sanayi A.S.                                               114,411    279,906
#   Turcas Petrol A.S.                                                               1,214,852    784,319
    Turk Traktor ve Ziraat Makineleri A.S.                                              89,003  1,869,417

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES      VALUE++
                                                                                     --------- --------------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S.                                              9,909,435 $    4,268,775
    Ulker Biskuvi Sanayi A.S.                                                           45,217        285,528
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                                           834,662      2,269,790
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                                       230,578      1,546,370
#*  Zorlu Enerji Elektrik Uretim A.S.                                                7,974,005      4,256,543
                                                                                               --------------
TOTAL TURKEY                                                                                      144,196,198
                                                                                               --------------
TOTAL COMMON STOCKS                                                                             8,015,757,905
                                                                                               --------------
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
    AES Tiete Energia SA                                                                 7,992          6,323
    Alpargatas SA                                                                    1,473,274      7,391,375
    Banco ABC Brasil SA                                                                805,684      4,794,386
    Banco do Estado do Rio Grande do Sul SA Class B                                  1,885,945      9,889,904
*   Banco Pan SA                                                                     1,866,640      1,159,206
*   Banco Pine SA                                                                      282,703        296,998
*   Centrais Eletricas Santa Catarina                                                   79,600        673,359
    Cia de Gas de Sao Paulo--COMGAS Class A                                            255,476      4,859,522
    Cia de Saneamento do Parana                                                      1,440,201      4,800,346
    Cia de Transmissao de Energia Eletrica Paulista                                    515,958     10,901,500
    Cia Energetica de Minas Gerais                                                   5,525,729     12,990,588
    Cia Energetica de Sao Paulo Class B                                              1,692,700      8,184,492
    Cia Energetica do Ceara Class A                                                    121,139      2,024,448
    Cia Ferro Ligas da Bahia--Ferbasa                                                  458,849      3,383,418
    Cia Paranaense de Energia                                                          857,600      6,602,083
    Eucatex SA Industria e Comercio                                                    160,378        217,211
*   Gol Linhas Aereas Inteligentes SA                                                  302,148      1,719,041
    Grazziotin SA                                                                        5,600         49,521
    Marcopolo SA                                                                     4,905,253      6,432,192
    Randon SA Implementos e Participacoes                                            2,004,657      5,378,460
    Unipar Carbocloro SA Class B                                                       281,285      1,883,354
*   Usinas Siderurgicas de Minas Gerais SA Class A                                   4,124,699     15,376,036
                                                                                               --------------
TOTAL BRAZIL                                                                                      109,013,763
                                                                                               --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                                       586,224      1,774,374
    Embotelladora Andina SA Class B                                                    295,252      1,439,816
                                                                                               --------------
TOTAL CHILE                                                                                         3,214,190
                                                                                               --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                                              2,786,932      2,803,631
    Banco Davivienda SA                                                                 51,322        576,515
                                                                                               --------------
TOTAL COLOMBIA                                                                                      3,380,146
                                                                                               --------------
TOTAL PREFERRED STOCKS                                                                            115,608,099
                                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/02/18                                                 29,224         59,559

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES   VALUE++
                                                                                     ---------- --------
BRAZIL -- (Continued)
*   Profarma Distribuidora de Produtos Farmaceuticos SA 02/09/18                         30,934 $    582
                                                                                                --------
TOTAL BRAZIL                                                                                      60,141
                                                                                                --------
CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18                                          126,630       --
                                                                                                --------
COLOMBIA -- (0.0%)
*   Celsia SA ESP Rights 02/16/18                                                       720,072   50,745
                                                                                                --------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20                              15,662,433  731,151
                                                                                                --------
MALAYSIA -- (0.0%)
*   Econpile Holdings Bhd Rights 01/02/18                                               944,950   84,852
*   Malaysian Resources Corp. Bhd Warrant 10/29/18                                      936,773   91,328
*   Sunway Bhd Warrants 10/03/24                                                         46,943    6,685
*   UMW Oil & Gas Corp. Bhd Warrants 10/18/24                                         2,407,609  101,919
                                                                                                --------
TOTAL MALAYSIA                                                                                   284,784
                                                                                                --------
PHILIPPINES -- (0.0%)
*   Robinson Land Co. Rights 02/08/18                                                 3,185,346  167,650
                                                                                                --------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                                             846,548       --
                                                                                                --------
SOUTH KOREA -- (0.0%)
*   Ajin Industrial Co., Ltd. Rights 03/13/18                                            32,164   49,096
*   RTS Asia Cement Rights 02/06/18                                                       1,948   48,342
*   Unison Co., Ltd. Rights 02/06/18                                                     63,576   50,308
                                                                                                --------
TOTAL SOUTH KOREA                                                                                147,746
                                                                                                --------
TAIWAN -- (0.0%)
*   Bin Chuan Enterprise Co., Ltd. Rights 03/15/18                                       36,071    6,993
*   Casetek Holdings, Ltd. Rights 02/05/18                                              193,572  102,944
                                                                                                --------
TOTAL TAIWAN                                                                                     109,937
                                                                                                --------
THAILAND -- (0.0%)
*   Supalai PCL Warrants 10/19/18                                                     1,301,458  810,295

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         SHARES      VALUE++
                                                                                       ---------- --------------
THAILAND -- (Continued)
*     U CIity Public Comp Rights 03/09/18                                              58,137,120 $           --
                                                                                                  --------------
TOTAL THAILAND                                                                                           810,295
                                                                                                  --------------
TOTAL RIGHTS/WARRANTS                                                                                  2,362,449
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES                                                                        8,133,728,453
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@  DFA Short Term Investment Fund                                                   48,540,684    561,664,256
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,794,055,458)^^                                             $8,695,392,710
                                                                                                  ==============

At January 31, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                    UNREALIZED
                                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index(R)     650     03/16/18  $36,219,908 $40,878,500   $4,658,592
S&P 500 Emini Index(R)                  182     03/16/18   25,590,827  25,714,780      123,953
                                                          ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                                   $61,810,735 $66,593,280   $4,782,545
                                                          =========== ===========   ==========

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil                      $ 28,098,988 $  560,259,345   --    $  588,358,333
   Chile                            907,493    150,406,005   --       151,313,498
   China                         84,629,802  1,305,944,699   --     1,390,574,501
   Colombia                      18,995,942             --   --        18,995,942
   Greece                                --     32,327,374   --        32,327,374
   Hungary                               --      9,367,987   --         9,367,987
   India                          2,425,721  1,169,080,267   --     1,171,505,988
   Indonesia                      1,495,282    255,543,942   --       257,039,224
   Malaysia                          72,075    279,470,012   --       279,542,087
   Mexico                       186,457,633         47,102   --       186,504,735
   Philippines                           --     98,259,876   --        98,259,876
   Poland                                --    110,366,787   --       110,366,787
   South Africa                   4,900,433    561,631,441   --       566,531,874
   South Korea                    3,134,676  1,358,593,901   --     1,361,728,577
   Taiwan                           497,768  1,366,950,294   --     1,367,448,062
   Thailand                     281,397,401        299,461   --       281,696,862
   Turkey                                --    144,196,198   --       144,196,198
Preferred Stocks
   Brazil                                --    109,013,763   --       109,013,763
   Chile                                 --      3,214,190   --         3,214,190
   Colombia                       3,380,146             --   --         3,380,146
Rights/Warrants
   Brazil                                --         60,141   --            60,141
   Colombia                              --         50,745   --            50,745
   Indonesia                             --        731,151   --           731,151
   Malaysia                              --        284,784   --           284,784
   Philippines                           --        167,650   --           167,650
   South Korea                           --        147,746   --           147,746
   Taiwan                                --        109,937   --           109,937
   Thailand                              --        810,295   --           810,295
Securities Lending Collateral            --    561,664,257   --       561,664,257
Futures Contracts**               4,782,545             --   --         4,782,545
                               ------------ --------------   --    --------------
TOTAL                          $621,175,905 $8,078,999,350   --    $8,700,175,255
                               ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
COMMON STOCKS -- (98.2%)
Consumer Discretionary -- (14.7%)
*   1-800-Flowers.com, Inc. Class A                                                     44,330 $    462,140
    Aaron's, Inc.                                                                       58,430    2,389,203
#   Adient P.L.C.                                                                       22,979    1,489,039
*   Adtalem Global Education, Inc.                                                      35,557    1,635,622
#*  American Axle & Manufacturing Holdings, Inc.                                        10,521      185,696
#*  Ascent Capital Group, Inc. Class A                                                   8,450       79,683
#   Autoliv, Inc.                                                                        9,404    1,431,383
#*  AV Homes, Inc.                                                                       3,852       65,099
*   Ballantyne Strong, Inc.                                                              9,030       41,087
*   Barnes & Noble Education, Inc.                                                       7,710       51,272
#   Barnes & Noble, Inc.                                                                55,600      261,320
#   Bassett Furniture Industries, Inc.                                                   2,900       98,455
#   Beasley Broadcast Group, Inc. Class A                                                9,471      118,861
*   Beazer Homes USA, Inc.                                                               4,326       80,204
*   Belmond, Ltd. Class A                                                               76,598      988,114
    Best Buy Co., Inc.                                                                 197,800   14,451,268
#   Big 5 Sporting Goods Corp.                                                          16,901       95,491
#*  Biglari Holdings, Inc.                                                                   8        3,302
#   BJ's Restaurants, Inc.                                                              16,658      628,839
#*  Build-A-Bear Workshop, Inc.                                                         25,874      222,516
    Caleres, Inc.                                                                       74,697    2,214,019
    Callaway Golf Co.                                                                   38,543      569,280
*   Cambium Learning Group, Inc.                                                        37,733      264,886
    Canterbury Park Holding Corp.                                                        2,755       41,325
    Carnival Corp.                                                                     489,649   35,063,765
#   Carriage Services, Inc.                                                             20,916      556,993
*   Cavco Industries, Inc.                                                               7,600    1,163,940
    CBS Corp. Class A                                                                   14,832      854,768
*   Century Communities, Inc.                                                            1,809       57,164
*   Charter Communications, Inc. Class A                                               339,394  128,036,386
    Churchill Downs, Inc.                                                                7,682    1,989,638
    Citi Trends, Inc.                                                                    3,415       80,287
    Columbia Sportswear Co.                                                              8,634      644,701
    Comcast Corp. Class A                                                            7,135,970  303,492,804
#*  Conn's, Inc.                                                                        25,450      847,485
#   Cooper Tire & Rubber Co.                                                             4,910      191,981
*   Cooper-Standard Holdings, Inc.                                                       4,245      528,885
#   Core-Mark Holding Co., Inc.                                                         96,236    2,125,853
    CSS Industries, Inc.                                                                10,465      273,764
    Culp, Inc.                                                                          10,036      319,145
*   Deckers Outdoor Corp.                                                               15,326    1,313,591
*   Delta Apparel, Inc.                                                                  7,532      140,547
#*  Destination Maternity Corp.                                                            200          510
#   Dillard's, Inc. Class A                                                            120,300    8,127,468
*   Discovery Communications, Inc. Class B                                               3,762      125,651
#*  Discovery Communications, Inc. Class C                                               3,762       89,761
#*  Dixie Group, Inc. (The)                                                             11,800       41,300
#*  Dorman Products, Inc.                                                                9,311      702,422
    Dover Motorsports, Inc.                                                              1,889        3,778
    DR Horton, Inc.                                                                    208,125   10,208,531
#   Educational Development Corp.                                                        1,679       36,266

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             SHARES     VALUE+
                                                                                            --------- -----------
Consumer Discretionary -- (Continued)
#*         Eldorado Resorts, Inc.                                                              18,512 $   639,590
           Escalade, Inc.                                                                         277       3,559
#*         EW Scripps Co. (The) Class A                                                        81,265   1,301,053
#          Finish Line, Inc. (The) Class A                                                     38,600     437,338
           Flanigan's Enterprises, Inc.                                                           865      20,674
           Flexsteel Industries, Inc.                                                           2,068      89,089
           Ford Motor Co.                                                                   2,868,969  31,472,590
#          Fred's, Inc. Class A                                                                47,275     156,480
*          FTD Cos., Inc.                                                                      17,602     103,148
#*         G-III Apparel Group, Ltd.                                                           22,788     851,132
#          GameStop Corp. Class A                                                             104,752   1,760,881
           Gaming Partners International Corp.                                                    500       4,895
#          Gannett Co., Inc.                                                                   59,819     705,864
           General Motors Co.                                                               1,095,598  46,464,311
#*         Genesco, Inc.                                                                       11,856     413,182
           Graham Holdings Co. Class B                                                          5,780   3,435,921
*          Gray Television, Inc.                                                               46,874     766,390
           Group 1 Automotive, Inc.                                                            57,936   4,545,079
#          Guess?, Inc.                                                                        59,800   1,098,526
#          Hamilton Beach Brands Holding Co. Class A                                           10,323     265,404
(degrees)  Hamilton Beach Brands Holding Co. Class B                                            1,876      48,232
#          Haverty Furniture Cos., Inc.                                                        33,479     746,582
*          Helen of Troy, Ltd.                                                                 61,653   5,742,977
           Hooker Furniture Corp.                                                              14,814     550,340
*          Hyatt Hotels Corp. Class A                                                          14,601   1,187,061
#*         Iconix Brand Group, Inc.                                                            29,436      36,795
           International Speedway Corp. Class A                                                24,844   1,152,762
*          J Alexander's Holdings, Inc.                                                         2,666      25,727
#*         JAKKS Pacific, Inc.                                                                 13,103      33,413
#*         JC Penney Co., Inc.                                                                 85,215     316,148
           Johnson Outdoors, Inc. Class A                                                      15,588     939,489
#          KB Home                                                                             30,800     970,816
           Kohl's Corp.                                                                        14,353     929,644
           La-Z-Boy, Inc.                                                                      56,332   1,698,410
*          Lakeland Industries, Inc.                                                            9,887     139,407
#*         Lands' End, Inc.                                                                    16,864     283,315
#          Lennar Corp. Class A                                                               224,100  14,042,106
           Lennar Corp. Class B                                                                12,506     633,304
#*         Liberty Broadband Corp. Class A                                                     24,095   2,280,351
*          Liberty Broadband Corp. Class B                                                      1,905     181,689
#*         Liberty Broadband Corp. Class C                                                     67,601   6,459,276
*          Liberty Expedia Holdings, Inc. Class A                                              80,904   3,793,589
*          Liberty Expedia Holdings, Inc. Class B                                               3,457     165,210
*          Liberty Interactive Corp., QVC Group Class A                                       815,470  22,906,552
#*         Liberty Interactive Corp., QVC Group Class B                                        35,706     999,411
#*         Liberty Media Corp.-Liberty Braves Class A                                           7,613     179,667
*          Liberty Media Corp.-Liberty Braves Class B                                             762      18,623
#*         Liberty Media Corp.-Liberty Braves Class C                                          16,901     397,343
*          Liberty Media Corp.-Liberty Formula One Class A                                     17,043     608,094
#*         Liberty Media Corp.-Liberty Formula One Class C                                     44,409   1,673,775
*          Liberty Media Corp.-Liberty SiriusXM Class A                                        96,383   4,338,199
*          Liberty Media Corp.-Liberty SiriusXM Class B                                         7,622     355,223
*          Liberty Media Corp.-Liberty SiriusXM Class C                                       208,010   9,320,928

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                     SHARES    VALUE+
                                                                                     ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class A                                        76,802 $   675,858
*   Liberty TripAdvisor Holdings, Inc. Class B                                         3,570      36,682
#*  Liberty Ventures Series A                                                        121,356   7,151,509
*   Liberty Ventures Series B                                                          5,186     321,273
    Lifetime Brands, Inc.                                                             16,431     286,721
#*  Lions Gate Entertainment Corp. Class A                                             4,691     158,743
#*  Lions Gate Entertainment Corp. Class B                                                 1          32
#   Lithia Motors, Inc. Class A                                                       34,933   4,365,228
*   Luby's, Inc.                                                                      13,077      40,016
*   M/I Homes, Inc.                                                                   37,930   1,226,656
*   Madison Square Garden Co. (The) Class A                                            9,852   2,126,456
    Marcus Corp. (The)                                                                18,899     491,374
#*  MarineMax, Inc.                                                                   29,164     669,314
#   Marriott Vacations Worldwide Corp.                                                 2,531     385,547
#   Meredith Corp.                                                                    32,676   2,161,191
*   Meritage Homes Corp.                                                              28,156   1,336,002
    MGM Resorts International                                                        227,871   8,305,898
*   Modine Manufacturing Co.                                                          14,650     342,077
*   Mohawk Industries, Inc.                                                           98,740  27,751,864
#*  Monarch Casino & Resort, Inc.                                                      1,103      50,253
#*  Motorcar Parts of America, Inc.                                                   13,074     355,874
#   Movado Group, Inc.                                                                21,998     673,139
#*  MSG Networks, Inc. Class A                                                        29,558     709,392
#*  Murphy USA, Inc.                                                                  30,778   2,625,671
    Newell Brands, Inc.                                                              209,562   5,540,819
    News Corp. Class A                                                               402,247   6,882,446
    News Corp. Class B                                                                99,903   1,743,307
#   Nexstar Media Group, Inc. Class A                                                  3,146     236,265
    Office Depot, Inc.                                                               181,609     590,229
*   Overstock.com, Inc.                                                               20,830   1,431,021
#   Penske Automotive Group, Inc.                                                     43,845   2,288,271
*   Perry Ellis International, Inc.                                                   15,092     361,906
    PulteGroup, Inc.                                                                 143,221   4,558,724
    PVH Corp.                                                                         31,964   4,956,977
    RCI Hospitality Holdings, Inc.                                                    12,026     353,324
#*  Red Robin Gourmet Burgers, Inc.                                                   31,175   1,641,364
*   Regis Corp.                                                                       44,912     714,999
#   Rent-A-Center, Inc.                                                               58,311     631,508
    Rocky Brands, Inc.                                                                 8,729     150,139
    Royal Caribbean Cruises, Ltd.                                                    322,500  43,069,875
    Saga Communications, Inc. Class A                                                  8,693     344,243
    Salem Media Group, Inc.                                                           10,922      50,787
#   Scholastic Corp.                                                                  30,900   1,187,178
#*  Sequential Brands Group, Inc.                                                         70         113
*   Shiloh Industries, Inc.                                                           15,461     115,184
#   Shoe Carnival, Inc.                                                               32,650     746,052
#   Sonic Automotive, Inc. Class A                                                    17,000     366,350
    Speedway Motorsports, Inc.                                                        14,935     309,901
    Standard Motor Products, Inc.                                                     37,342   1,788,682
*   Stoneridge, Inc.                                                                  19,361     471,247
    Strattec Security Corp.                                                            5,224     201,385
#   Superior Industries International, Inc.                                           23,275     392,184
    Superior Uniform Group, Inc.                                                      17,956     423,043

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES       VALUE+
                                                                                     --------- --------------
Consumer Discretionary -- (Continued)
*   Tandy Leather Factory, Inc.                                                          9,974 $       73,309
    Target Corp.                                                                       277,933     20,906,120
    TEGNA, Inc.                                                                        119,639      1,731,176
    Time Warner, Inc.                                                                1,534,860    146,348,901
    Toll Brothers, Inc.                                                                179,799      8,375,037
#*  Tuesday Morning Corp.                                                               60,500        175,450
    Twenty-First Century Fox, Inc. Class A                                             987,646     36,444,137
    Twenty-First Century Fox, Inc. Class B                                             429,924     15,687,927
*   Unifi, Inc.                                                                         41,401      1,474,290
#*  Universal Electronics, Inc.                                                          3,206        147,797
#*  Vista Outdoor, Inc.                                                                 69,826      1,057,864
*   VOXX International Corp.                                                             3,750         22,313
    Walt Disney Co. (The)                                                               26,220      2,849,327
    Whirlpool Corp.                                                                     30,049      5,451,490
*   William Lyon Homes Class A                                                          23,600        640,740
                                                                                               --------------
Total Consumer Discretionary                                                                    1,087,755,223
                                                                                               --------------
Consumer Staples -- (7.6%)
#   Alico, Inc.                                                                            960         25,824
*   Alliance One International, Inc.                                                     3,508         46,130
    Andersons, Inc. (The)                                                               23,660        806,806
    Archer-Daniels-Midland Co.                                                         813,476     34,938,794
    Bunge, Ltd.                                                                        118,184      9,387,355
*   CCA Industries, Inc.                                                                 8,323         25,801
#*  Central Garden & Pet Co.                                                            25,184        986,961
*   Central Garden & Pet Co. Class A                                                    48,121      1,815,124
    Constellation Brands, Inc. Class B                                                  12,615      2,578,128
#*  Craft Brew Alliance, Inc.                                                            9,754        188,740
    CVS Health Corp.                                                                 1,510,745    118,880,524
#   Fresh Del Monte Produce, Inc.                                                       39,437      1,865,764
#*  Hain Celestial Group, Inc. (The)                                                    87,292      3,329,317
    Ingles Markets, Inc. Class A                                                        11,437        384,283
    Ingredion, Inc.                                                                     62,117      8,922,486
    JM Smucker Co. (The)                                                               108,204     13,730,006
    John B. Sanfilippo & Son, Inc.                                                      10,428        653,001
    Kraft Heinz Co. (The)                                                              180,916     14,182,005
*   Landec Corp.                                                                        37,056        487,286
    Molson Coors Brewing Co. Class A                                                     1,908        167,904
    Molson Coors Brewing Co. Class B                                                   186,550     15,673,931
    Mondelez International, Inc. Class A                                             2,081,099     92,400,796
    Oil-Dri Corp. of America                                                             5,047        196,278
#*  Post Holdings, Inc.                                                                 50,201      3,798,710
#   Sanderson Farms, Inc.                                                               16,100      2,043,090
    Seaboard Corp.                                                                       1,812      7,856,832
*   Seneca Foods Corp. Class A                                                           6,301        198,797
*   Seneca Foods Corp. Class B                                                             300          9,630
    Snyder's-Lance, Inc.                                                                32,153      1,607,007
    SpartanNash Co.                                                                     34,281        835,428
#*  TreeHouse Foods, Inc.                                                               24,190      1,140,800
    Tyson Foods, Inc. Class A                                                          405,030     30,826,833
    Universal Corp.                                                                     22,290      1,069,920
    Wal-Mart Stores, Inc.                                                            1,266,497    135,008,580

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CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
Consumer Staples -- (Continued)
    Walgreens Boots Alliance, Inc.                                                     725,538 $ 54,603,990
#   Weis Markets, Inc.                                                                  11,602      461,296
                                                                                               ------------
Total Consumer Staples                                                                          561,134,157
                                                                                               ------------
Energy -- (12.4%)
    Adams Resources & Energy, Inc.                                                       6,004      267,178
    Anadarko Petroleum Corp.                                                           258,932   15,548,867
    Andeavor                                                                           185,538   20,067,790
#   Apache Corp.                                                                        15,708      704,818
#   Archrock, Inc.                                                                      69,200      643,560
#   Baker Hughes a GE Co.                                                                4,305      138,406
#   Bristow Group, Inc.                                                                 32,315      497,974
#*  Callon Petroleum Co.                                                                87,316      991,037
    Chevron Corp.                                                                    1,121,044  140,522,865
*   Cloud Peak Energy, Inc.                                                             33,115      165,575
*   Concho Resources, Inc.                                                              40,987    6,452,993
    ConocoPhillips                                                                   1,489,306   87,586,086
*   Dawson Geophysical Co.                                                                  11           70
#   Delek US Holdings, Inc.                                                             69,131    2,411,981
    Devon Energy Corp.                                                                  60,406    2,498,996
*   Dorian LPG, Ltd.                                                                     3,567       27,252
#   Ensco P.L.C. Class A                                                                54,725      322,878
    EOG Resources, Inc.                                                                  8,874    1,020,510
*   Era Group, Inc.                                                                     24,458      247,760
*   Exterran Corp.                                                                      34,600      999,248
    Exxon Mobil Corp.                                                                2,900,873  253,246,213
#   Green Plains, Inc.                                                                  26,534      464,345
    Gulf Island Fabrication, Inc.                                                       15,018      193,732
*   Gulfport Energy Corp.                                                               11,671      118,694
*   Helix Energy Solutions Group, Inc.                                                 103,010      775,665
#   Helmerich & Payne, Inc.                                                             95,808    6,901,050
#   Hess Corp.                                                                         165,152    8,341,828
    HollyFrontier Corp.                                                                 32,210    1,544,792
#*  Hornbeck Offshore Services, Inc.                                                     6,900       23,460
*   International Seaways, Inc.                                                             12          200
    Kinder Morgan, Inc.                                                              1,124,143   20,212,091
    Marathon Oil Corp.                                                                 467,019    8,495,076
    Marathon Petroleum Corp.                                                           903,936   62,615,647
*   Matrix Service Co.                                                                  15,423      276,072
#   Murphy Oil Corp.                                                                   108,993    3,498,675
#   Nabors Industries, Ltd.                                                            372,520    2,920,557
    NACCO Industries, Inc. Class A                                                       6,832      287,286
#   National Oilwell Varco, Inc.                                                       213,118    7,817,168
*   Natural Gas Services Group, Inc.                                                    15,026      413,966
#*  Newpark Resources, Inc.                                                             85,815      780,916
#   Noble Energy, Inc.                                                                 133,794    4,083,393
*   Oasis Petroleum, Inc.                                                               98,222      850,603
    Occidental Petroleum Corp.                                                         484,588   36,329,562
    Oceaneering International, Inc.                                                     16,983      351,208
#*  Parker Drilling Co.                                                                103,773      118,301
    Patterson-UTI Energy, Inc.                                                         152,325    3,597,916
#*  PDC Energy, Inc.                                                                    24,103    1,249,741

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CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
Energy -- (Continued)
*   PHI, Inc. Non-Voting                                                                13,870 $    159,366
*   PHI, Inc. Voting                                                                       577        7,166
    Phillips 66                                                                        775,455   79,406,592
*   Pioneer Energy Services Corp.                                                       74,262      241,352
    Pioneer Natural Resources Co.                                                       88,400   16,169,244
*   QEP Resources, Inc.                                                                 14,128      132,238
#*  Renewable Energy Group, Inc.                                                         2,882       30,837
#*  REX American Resources Corp.                                                         4,050      330,682
#*  Rowan Cos. P.L.C. Class A                                                          118,378    1,742,524
    Schlumberger, Ltd.                                                                 603,242   44,386,546
*   SEACOR Holdings, Inc.                                                               16,104      750,124
#*  SEACOR Marine Holdings, Inc.                                                        12,678      189,663
#   SemGroup Corp. Class A                                                               7,383      211,523
#   Ship Finance International, Ltd.                                                    12,481      190,959
#   SM Energy Co.                                                                       17,976      419,740
#*  SRC Energy, Inc.                                                                    78,321      779,294
#*  Superior Energy Services, Inc.                                                      75,686      790,919
#*  Unit Corp.                                                                          52,140    1,263,352
#   US Silica Holdings, Inc.                                                            16,364      544,758
    Valero Energy Corp.                                                                605,899   58,148,127
#*  Whiting Petroleum Corp.                                                              4,001      111,708
    Williams Cos., Inc. (The)                                                          216,857    6,807,141
                                                                                               ------------
Total Energy                                                                                    919,437,856
                                                                                               ------------
Financials -- (23.9%)
    1st Constitution Bancorp                                                               995       19,253
#   1st Source Corp.                                                                    45,305    2,368,998
    Aflac, Inc.                                                                        214,375   18,907,875
*   Alleghany Corp.                                                                      3,115    1,955,285
    Allstate Corp. (The)                                                               169,260   16,717,810
    American Equity Investment Life Holding Co.                                         88,700    2,927,100
    American Financial Group, Inc.                                                     168,865   19,139,159
    American International Group, Inc.                                                 665,461   42,536,267
    American National Insurance Co.                                                     23,302    2,945,140
#   AmeriServ Financial, Inc.                                                           30,968      126,969
#*  Arch Capital Group, Ltd.                                                             3,094      281,368
    Argo Group International Holdings, Ltd.                                             51,636    3,165,287
    Aspen Insurance Holdings, Ltd.                                                     102,623    3,832,969
    Associated Banc-Corp                                                                31,434      777,991
    Assurant, Inc.                                                                      65,820    6,021,214
    Assured Guaranty, Ltd.                                                             122,989    4,377,179
*   Asta Funding, Inc.                                                                     885        6,239
*   Atlanticus Holdings Corp.                                                           12,567       27,899
    Axis Capital Holdings, Ltd.                                                          8,510      430,010
    Baldwin & Lyons, Inc. Class A                                                          300        6,909
    Baldwin & Lyons, Inc. Class B                                                        6,556      150,788
*   Bancorp, Inc. (The)                                                                    459        4,852
    Bank Mutual Corp.                                                                   14,475      150,540
    Bank of America Corp.                                                            5,929,137  189,732,384
    Bank of New York Mellon Corp. (The)                                                750,997   42,581,530
    BankFinancial Corp.                                                                 19,548      310,422
    Bar Harbor Bankshares                                                                2,733       76,606

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CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
Financials -- (Continued)
    BB&T Corp.                                                                         249,646 $ 13,777,963
#   BCB Bancorp, Inc.                                                                    1,059       16,044
    Berkshire Hills Bancorp, Inc.                                                       30,747    1,166,849
*   Brighthouse Financial, Inc.                                                         86,355    5,549,172
*   Cannae Holdings, Inc.                                                               15,438      268,776
    Capital City Bank Group, Inc.                                                       14,283      350,362
    Capital One Financial Corp.                                                        372,872   38,763,773
    Carolina Financial Corp.                                                             1,153       47,550
    Cathay General Bancorp                                                              17,730      775,510
    Century Bancorp, Inc. Class A                                                          495       39,674
    Chubb, Ltd.                                                                        159,855   24,961,358
    Cincinnati Financial Corp.                                                          12,284      944,640
    CIT Group, Inc.                                                                     45,907    2,327,026
    Citigroup, Inc.                                                                  1,870,326  146,783,184
    Citizens Community Bancorp, Inc.                                                    10,355      140,932
    CME Group, Inc.                                                                     77,028   11,822,257
    CNA Financial Corp.                                                                199,398   10,799,396
    CNO Financial Group, Inc.                                                          301,264    7,408,082
    Codorus Valley Bancorp, Inc.                                                           151        4,130
    Community West Bancshares                                                              400        4,760
#*  Consumer Portfolio Services, Inc.                                                   26,500      118,720
#*  Cowen, Inc.                                                                          3,989       51,658
    Donegal Group, Inc. Class A                                                         12,386      217,374
*   E*TRADE Financial Corp.                                                             89,699    4,727,137
    EMC Insurance Group, Inc.                                                           23,450      662,462
    Enterprise Financial Services Corp.                                                    436       21,211
    ESSA Bancorp, Inc.                                                                   8,217      132,294
    Evans Bancorp, Inc.                                                                  1,681       71,863
    Everest Re Group, Ltd.                                                              34,913    8,023,007
    Farmers Capital Bank Corp.                                                             302       11,869
    FBL Financial Group, Inc. Class A                                                   24,660    1,716,336
    Federal Agricultural Mortgage Corp. Class A                                            177       13,535
    Federal Agricultural Mortgage Corp. Class C                                          9,200      738,300
    Federated National Holding Co.                                                      13,665      202,652
#   Fidelity Southern Corp.                                                              7,213      172,823
    Fifth Third Bancorp                                                                173,516    5,743,380
*   First Acceptance Corp.                                                              27,347       31,723
    First American Financial Corp.                                                      61,982    3,661,277
    First Bancorp                                                                       16,138      587,423
    First Business Financial Services, Inc.                                                964       23,589
    First Citizens BancShares, Inc. Class A                                              8,627    3,670,012
#   First Commonwealth Financial Corp.                                                  30,547      442,015
    First Community Bancshares, Inc.                                                       183        5,065
    First Defiance Financial Corp.                                                      10,880      604,493
    First Financial Northwest, Inc.                                                     25,371      404,414
    First Interstate Bancsystem, Inc. Class A                                            2,348       98,264
    First Merchants Corp.                                                               36,312    1,567,226
    First Midwest Bancorp, Inc.                                                         35,095      872,462
#   FNB Corp.                                                                           63,117      905,729
*   Genworth Financial, Inc. Class A                                                    34,964      106,990
*   Global Indemnity, Ltd.                                                               8,282      350,743
    Goldman Sachs Group, Inc. (The)                                                    209,155   56,030,533
    Great Southern Bancorp, Inc.                                                         1,616       82,012

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CONTINUED


                                                                                             SHARES      VALUE+
                                                                                            --------- ------------
Financials -- (Continued)
           Great Western Bancorp, Inc.                                                          4,503 $    189,801
           Guaranty Federal Bancshares, Inc.                                                    1,684       36,492
*          Hallmark Financial Services, Inc.                                                   18,964      192,105
           Hanover Insurance Group, Inc. (The)                                                 88,829   10,051,001
           Hartford Financial Services Group, Inc. (The)                                      277,303   16,294,324
#          Heartland Financial USA, Inc.                                                          465       24,715
           Hilltop Holdings, Inc.                                                              26,171      685,418
*          HMN Financial, Inc.                                                                  3,456       66,182
           Home Bancorp, Inc.                                                                     719       30,816
           HopFed Bancorp, Inc.                                                                 6,781      101,240
           Horace Mann Educators Corp.                                                         58,206    2,403,908
           Huntington Bancshares, Inc.                                                         70,847    1,146,304
           Iberiabank Corp.                                                                       697       58,897
           Infinity Property & Casualty Corp.                                                  15,800    1,599,750
           International Bancshares Corp.                                                         800       33,200
           Investment Technology Group, Inc.                                                   23,677      505,741
           Investors Title Co.                                                                  1,069      207,920
#          Janus Henderson Group P.L.C.                                                        11,721      461,573
           JPMorgan Chase & Co.                                                             2,748,095  317,872,149
           Kemper Corp.                                                                        39,635    2,570,330
           Kentucky First Federal Bancorp                                                       2,400       21,000
           KeyCorp                                                                            526,210   11,260,894
           Lakeland Bancorp, Inc.                                                               8,740      175,674
           Landmark Bancorp, Inc.                                                               2,390       68,354
           Legg Mason, Inc.                                                                    43,400    1,849,708
           Lincoln National Corp.                                                             134,595   11,144,466
           Loews Corp.                                                                        243,798   12,592,167
           M&T Bank Corp.                                                                       4,341      828,176
           Macatawa Bank Corp.                                                                    291        3,015
#          Mackinac Financial Corp.                                                             6,893      110,977
           Maiden Holdings, Ltd.                                                                5,792       40,834
           MainSource Financial Group, Inc.                                                    45,000    1,770,750
           Marlin Business Services Corp.                                                      14,241      337,512
           MB Financial, Inc.                                                                  19,678      841,825
#*         MBIA, Inc.                                                                          82,267      603,840
           MBT Financial Corp.                                                                  9,396      105,705
           Mercantile Bank Corp.                                                                4,422      154,284
           MetLife, Inc.                                                                      949,912   45,662,270
           MidWestOne Financial Group, Inc.                                                       346       11,446
           Morgan Stanley                                                                   1,102,617   62,352,991
           MutualFirst Financial, Inc.                                                          2,300       86,365
           National Western Life Group, Inc. Class A                                              900      291,510
           Navigators Group, Inc. (The)                                                         7,370      358,182
#          New York Community Bancorp, Inc.                                                    52,185      738,940
(degrees)  NewStar Financial, Inc.                                                             41,166       22,230
           Northrim BanCorp, Inc.                                                               5,734      191,802
#          OFG Bancorp                                                                         30,191      344,177
           Old Republic International Corp.                                                   172,923    3,716,115
           Oppenheimer Holdings, Inc. Class A                                                   3,097       85,168
           PacWest Bancorp                                                                      1,076       56,415
#          People's United Financial, Inc.                                                     69,156    1,360,299
#          Peoples Bancorp of North Carolina, Inc.                                                275        8,663
           Peoples Bancorp, Inc.                                                               15,923      567,018

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CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
Financials -- (Continued)
*   PHH Corp.                                                                           51,783 $    464,494
#   Piper Jaffray Cos.                                                                     312       28,798
    PNC Financial Services Group, Inc. (The)                                           217,040   34,296,661
    Popular, Inc.                                                                       56,536    2,297,623
    Premier Financial Bancorp, Inc.                                                      4,877       92,761
    Principal Financial Group, Inc.                                                    218,754   14,787,770
    Provident Financial Holdings, Inc.                                                     544        9,955
    Provident Financial Services, Inc.                                                  21,059      554,062
    Prudential Financial, Inc.                                                         497,625   59,127,802
    Radian Group, Inc.                                                                 161,945    3,574,126
    Regions Financial Corp.                                                          1,302,555   25,048,133
    Reinsurance Group of America, Inc.                                                 153,566   24,056,114
    RenaissanceRe Holdings, Ltd.                                                        12,667    1,610,482
#   Renasant Corp.                                                                      42,102    1,813,333
    Riverview Bancorp, Inc.                                                              1,682       16,114
    Safety Insurance Group, Inc.                                                        26,197    2,034,197
    Sandy Spring Bancorp, Inc.                                                           9,125      345,107
#*  Select Bancorp, Inc.                                                                   600        7,740
#   Selective Insurance Group, Inc.                                                     45,200    2,632,900
    SI Financial Group, Inc.                                                             5,661       81,801
#   Simmons First National Corp. Class A                                                 6,624      389,822
    South State Corp.                                                                      138       12,227
    Southern National Bancorp of Virginia, Inc.                                            193        3,163
    State Auto Financial Corp.                                                          15,100      449,527
#   Sterling Bancorp                                                                    87,478    2,165,080
    Stewart Information Services Corp.                                                  12,271      546,182
    SunTrust Banks, Inc.                                                               255,532   18,066,112
    Synchrony Financial                                                                544,549   21,607,704
    Synovus Financial Corp.                                                             22,796    1,148,690
    Timberland Bancorp, Inc.                                                             2,500       69,750
    Tiptree, Inc.                                                                       37,071      227,987
    Travelers Cos., Inc. (The)                                                         184,026   27,589,178
    Trico Bancshares                                                                       854       31,581
    Trustmark Corp.                                                                     10,260      326,165
    Umpqua Holdings Corp.                                                               34,932      756,278
#*  Unico American Corp.                                                                 1,900       15,865
    Union Bankshares Corp.                                                              37,042    1,398,335
#   United Bankshares, Inc.                                                             12,121      446,053
    United Financial Bancorp, Inc.                                                       9,193      154,075
    United Fire Group, Inc.                                                             24,429    1,059,974
    United Security Bancshares                                                             440        4,862
    Unity Bancorp, Inc.                                                                  3,999       82,179
    Univest Corp. of Pennsylvania                                                          156        4,368
    Unum Group                                                                         517,445   27,522,900
    Validus Holdings, Ltd.                                                               8,958      606,457
#   Valley National Bancorp                                                                768        9,654
    Voya Financial, Inc.                                                                14,373      746,102
    Washington Federal, Inc.                                                            97,887    3,514,143
    Waterstone Financial, Inc.                                                           1,426       24,385
    Wells Fargo & Co.                                                                3,633,493  239,011,170
    WesBanco, Inc.                                                                      31,678    1,299,115
    Western New England Bancorp, Inc.                                                   11,698      126,923
    Wintrust Financial Corp.                                                            24,224    2,080,842

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CONTINUED


                                                                                     SHARES      VALUE+
                                                                                     ------- --------------
Financials -- (Continued)
#   WR Berkley Corp.                                                                   5,305 $      387,159
#   XL Group, Ltd.                                                                   240,766      8,869,819
#   Zions Bancorporation                                                              53,325      2,881,150
                                                                                             --------------
Total Financials                                                                              1,766,407,659
                                                                                             --------------
Health Care -- (11.8%)
    Abbott Laboratories                                                              915,297     56,894,862
#   Aceto Corp.                                                                       31,686        348,863
*   Addus HomeCare Corp.                                                               2,044         73,277
    Aetna, Inc.                                                                      558,462    104,331,871
    Allergan P.L.C.                                                                  131,701     23,740,422
*   Allscripts Healthcare Solutions, Inc.                                             57,589        858,652
    Analogic Corp.                                                                     2,988        247,705
*   AngioDynamics, Inc.                                                               14,354        249,903
#*  Anika Therapeutics, Inc.                                                          14,671        978,849
    Anthem, Inc.                                                                     504,640    125,075,024
*   Aptevo Therapeutics, Inc.                                                          4,339         14,709
    Baxter International, Inc.                                                         6,557        472,301
*   Centene Corp.                                                                     20,136      2,159,385
    Cigna Corp.                                                                      136,754     28,492,696
#   CONMED Corp.                                                                      43,239      2,498,349
    Cooper Cos., Inc. (The)                                                           13,956      3,414,615
*   Cross Country Healthcare, Inc.                                                     7,595        106,406
#*  CryoLife, Inc.                                                                    17,502        329,913
#*  Cumberland Pharmaceuticals, Inc.                                                  23,319        158,802
#*  Cutera, Inc.                                                                       1,289         63,934
    Danaher Corp.                                                                    405,225     41,041,188
    Digirad Corp.                                                                     26,711         62,771
*   Emergent BioSolutions, Inc.                                                        8,678        423,400
#*  Envision Healthcare Corp.                                                         30,743      1,106,441
*   Enzo Biochem, Inc.                                                                 6,287         46,272
*   Exactech, Inc.                                                                     3,390        169,839
*   Express Scripts Holding Co.                                                      493,239     39,054,664
#*  Halyard Health, Inc.                                                              11,021        537,935
#   Humana, Inc.                                                                     198,071     55,822,350
#*  Impax Laboratories, Inc.                                                           4,700         91,415
*   Integer Holdings Corp.                                                            41,672      2,089,851
#   Invacare Corp.                                                                     7,330        134,872
    Kewaunee Scientific Corp.                                                          1,631         47,299
    Kindred Healthcare, Inc.                                                          22,803        209,788
*   Laboratory Corp. of America Holdings                                               8,149      1,422,000
*   LHC Group, Inc.                                                                    1,418         89,050
*   LifePoint Health, Inc.                                                            82,208      4,065,186
*   Magellan Health, Inc.                                                             17,899      1,782,740
    McKesson Corp.                                                                    70,069     11,833,253
    Medtronic P.L.C.                                                                 814,175     69,929,491
#*  Merit Medical Systems, Inc.                                                       13,395        622,198
#*  Molina Healthcare, Inc.                                                           24,941      2,278,610
*   Mylan NV                                                                          28,680      1,228,938
*   Myriad Genetics, Inc.                                                              9,616        354,638
    National HealthCare Corp.                                                          6,484        404,407
#*  Natus Medical, Inc.                                                               15,698        487,423

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CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
Health Care -- (Continued)
#*  Nuvectra Corp.                                                                      13,890 $    112,787
*   Omnicell, Inc.                                                                      35,405    1,736,615
    PerkinElmer, Inc.                                                                   76,500    6,132,240
    Pfizer, Inc.                                                                     3,696,959  136,935,361
#*  Prestige Brands Holdings, Inc.                                                     111,489    4,663,585
    Quest Diagnostics, Inc.                                                             10,366    1,096,930
*   RTI Surgical, Inc.                                                                  73,086      328,887
*   Select Medical Holdings Corp.                                                       42,204      747,011
*   Surmodics, Inc.                                                                      5,593      163,875
    Teleflex, Inc.                                                                      37,223   10,338,688
    Thermo Fisher Scientific, Inc.                                                     435,609   97,624,333
*   Triple-S Management Corp. Class B                                                   20,684      475,318
    UnitedHealth Group, Inc.                                                            89,716   21,242,954
*   WellCare Health Plans, Inc.                                                         18,375    3,865,732
    Zimmer Biomet Holdings, Inc.                                                        10,322    1,312,133
                                                                                               ------------
Total Health Care                                                                               872,623,006
                                                                                               ------------
Industrials -- (10.8%)
#   AAR Corp.                                                                           32,906    1,331,706
#   ABM Industries, Inc.                                                                64,500    2,452,935
#   Acme United Corp.                                                                    1,030       24,978
#   Actuant Corp. Class A                                                                4,057      100,411
*   AECOM                                                                               55,835    2,183,707
*   Aegion Corp.                                                                        42,549    1,067,129
#*  Aerovironment, Inc.                                                                 35,065    1,800,938
    AGCO Corp.                                                                          58,973    4,282,619
*   Air Transport Services Group, Inc.                                                   6,308      156,817
#   Alamo Group, Inc.                                                                   22,751    2,617,048
    Alaska Air Group, Inc.                                                             105,252    6,918,214
#   Albany International Corp. Class A                                                  20,551    1,303,961
#   AMERCO                                                                              29,431   10,744,669
*   Ameresco, Inc. Class A                                                                 981        8,535
#   American Railcar Industries, Inc.                                                   20,003      784,518
#   Apogee Enterprises, Inc.                                                            36,374    1,655,381
    ArcBest Corp.                                                                       12,135      431,399
    Arconic, Inc.                                                                      331,751    9,972,435
    Argan, Inc.                                                                             21          916
#   Astec Industries, Inc.                                                              22,925    1,430,520
#*  Atlas Air Worldwide Holdings, Inc.                                                  31,815    1,791,184
    AZZ, Inc.                                                                            3,500      159,250
    Barnes Group, Inc.                                                                  36,400    2,394,756
    Brady Corp. Class A                                                                 38,500    1,472,625
#   Briggs & Stratton Corp.                                                             41,033      992,178
*   CAI International, Inc.                                                             17,082      482,737
*   Casella Waste Systems, Inc. Class A                                                  5,201      133,042
    Caterpillar, Inc.                                                                  107,902   17,564,288
*   CBIZ, Inc.                                                                          38,149      629,458
    CECO Environmental Corp.                                                             3,773       17,092
#   Celadon Group, Inc.                                                                 24,642      136,763
    Chicago Rivet & Machine Co.                                                            700       22,393
#   CIRCOR International, Inc.                                                           9,719      515,301
    Columbus McKinnon Corp.                                                             17,542      718,345

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES     VALUE+
                                                                                     --------- -----------
Industrials -- (Continued)
    Comfort Systems USA, Inc.                                                           44,560 $ 1,898,256
    CompX International, Inc.                                                              500       6,875
*   Covenant Transportation Group, Inc. Class A                                          7,080     207,656
    CRA International, Inc.                                                              7,613     353,472
    CSX Corp.                                                                        1,055,544  59,923,233
    Curtiss-Wright Corp.                                                                46,353   6,056,483
    Delta Air Lines, Inc.                                                              433,135  24,589,074
    DMC Global, Inc.                                                                     1,436      32,884
#   Douglas Dynamics, Inc.                                                              30,234   1,245,641
*   Ducommun, Inc.                                                                      12,645     368,981
    Eastern Co. (The)                                                                   10,193     272,663
    Eaton Corp. P.L.C.                                                                 265,270  22,274,722
    EMCOR Group, Inc.                                                                   50,540   4,107,891
    Encore Wire Corp.                                                                   19,966   1,010,280
    EnerSys                                                                             43,239   3,040,134
*   Engility Holdings, Inc.                                                              7,988     208,966
    Ennis, Inc.                                                                         30,835     613,616
    ESCO Technologies, Inc.                                                             17,601   1,076,301
    Espey Manufacturing & Electronics Corp.                                              1,671      41,107
#   Essendant, Inc.                                                                     24,021     217,390
*   Esterline Technologies Corp.                                                        44,968   3,307,396
    Federal Signal Corp.                                                                71,923   1,462,914
    FedEx Corp.                                                                        127,314  33,417,379
    Fortune Brands Home & Security, Inc.                                               123,726   8,775,885
*   Franklin Covey Co.                                                                   3,046      87,725
    Franklin Electric Co., Inc.                                                            474      21,472
    FreightCar America, Inc.                                                             9,404     146,514
*   FTI Consulting, Inc.                                                                36,136   1,570,832
#   GATX Corp.                                                                          65,445   4,655,757
*   Gencor Industries, Inc.                                                             13,149     220,903
    General Electric Co.                                                             2,120,584  34,289,843
*   Genesee & Wyoming, Inc. Class A                                                      1,200      95,820
#*  Gibraltar Industries, Inc.                                                          24,203     897,931
    Gorman-Rupp Co. (The)                                                               22,882     646,874
*   GP Strategies Corp.                                                                 18,583     463,646
#   Granite Construction, Inc.                                                          27,179   1,812,568
*   Great Lakes Dredge & Dock Corp.                                                     69,820     328,154
#   Greenbrier Cos., Inc. (The)                                                         22,451   1,125,918
#   Griffon Corp.                                                                       67,323   1,349,826
#   Hawaiian Holdings, Inc.                                                             11,837     442,112
    Heidrick & Struggles International, Inc.                                            18,234     481,378
#*  Hertz Global Holdings, Inc.                                                         55,682   1,276,788
*   Hub Group, Inc. Class A                                                              2,221     106,719
    Hurco Cos., Inc.                                                                     7,910     357,137
*   Huron Consulting Group, Inc.                                                         4,001     160,640
    Hyster-Yale Materials Handling, Inc.                                                12,246   1,037,114
*   ICF International, Inc.                                                             31,660   1,681,146
    Ingersoll-Rand P.L.C.                                                              213,109  20,166,505
*   InnerWorkings, Inc.                                                                 96,587     966,836
#   Insteel Industries, Inc.                                                            17,578     550,719
*   JetBlue Airways Corp.                                                              324,893   6,777,268
#   Johnson Controls International P.L.C.                                              151,178   5,915,595
    Kadant, Inc.                                                                         5,786     580,046

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                     SHARES    VALUE+
                                                                                     ------- -----------
Industrials -- (Continued)
    KAR Auction Services, Inc.                                                        18,100 $   987,174
#   KBR, Inc.                                                                          3,600      73,224
*   Key Technology, Inc.                                                               3,199      85,157
    Kimball International, Inc. Class B                                               30,344     563,488
    Korn/Ferry International                                                          58,904   2,624,762
#*  Kratos Defense & Security Solutions, Inc.                                          2,711      30,933
    L3 Technologies, Inc.                                                            100,470  21,345,856
*   Lawson Products, Inc.                                                              8,847     210,116
*   LB Foster Co. Class A                                                              6,682     181,416
#   LSI Industries, Inc.                                                              27,715     220,057
*   Lydall, Inc.                                                                      14,605     698,119
    ManpowerGroup, Inc.                                                               22,886   3,006,992
    Marten Transport, Ltd.                                                            79,636   1,847,555
#   Matson, Inc.                                                                      62,316   2,131,830
#   Matthews International Corp. Class A                                              22,887   1,281,672
    Maxar Technologies, Ltd.                                                           6,881     433,778
    McGrath RentCorp                                                                  17,552     838,986
#*  Mercury Systems, Inc.                                                              2,055      98,681
    Miller Industries, Inc.                                                           20,099     523,579
    Mobile Mini, Inc.                                                                 54,461   2,061,349
*   Moog, Inc. Class A                                                                35,339   3,182,630
*   MRC Global, Inc.                                                                  65,597   1,179,434
    Mueller Industries, Inc.                                                          30,912   1,022,878
#   Multi-Color Corp.                                                                    308      23,870
*   MYR Group, Inc.                                                                   19,582     663,438
#   National Presto Industries, Inc.                                                     571      58,042
*   Navigant Consulting, Inc.                                                         12,297     252,334
#*  NL Industries, Inc.                                                               38,770     504,010
    NN, Inc.                                                                          18,396     529,805
    Norfolk Southern Corp.                                                           545,229  82,264,152
#*  Northwest Pipe Co.                                                                 6,690     127,110
#*  NOW, Inc.                                                                         62,737     739,669
*   On Assignment, Inc.                                                               53,951   4,131,028
    Orbital ATK, Inc.                                                                 56,610   7,466,859
    Oshkosh Corp.                                                                     14,466   1,312,356
    Owens Corning                                                                    149,300  13,880,421
    PACCAR, Inc.                                                                      93,329   6,958,610
*   PAM Transportation Services, Inc.                                                  6,449     241,902
#   Pentair P.L.C.                                                                   117,934   8,432,281
*   Perma-Pipe International Holdings, Inc.                                            8,900      80,990
    Powell Industries, Inc.                                                            7,529     245,370
#   Quad/Graphics, Inc.                                                                1,591      35,193
    Quanex Building Products Corp.                                                    21,431     443,622
*   Quanta Services, Inc.                                                            168,307   6,478,136
    Raytheon Co.                                                                      44,355   9,267,534
    RCM Technologies, Inc.                                                            15,745      99,666
    Regal Beloit Corp.                                                                16,070   1,251,853
    Republic Services, Inc.                                                          429,755  29,567,144
    Resources Connection, Inc.                                                        25,955     424,364
*   Rexnord Corp.                                                                     41,430   1,164,597
*   Roadrunner Transportation Systems, Inc.                                              879       4,896
    RPX Corp.                                                                         33,100     464,724
*   Rush Enterprises, Inc. Class A                                                    32,603   1,762,192

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                     SHARES     VALUE+
                                                                                     ------- ------------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class B                                                    18,522 $    941,288
    Ryder System, Inc.                                                                89,844    7,819,123
*   Saia, Inc.                                                                         8,925      674,284
*   SIFCO Industries, Inc.                                                             6,623       43,381
#   SkyWest, Inc.                                                                     38,506    2,146,709
    Southwest Airlines Co.                                                           531,263   32,300,790
    Spartan Motors, Inc.                                                              16,820      225,388
*   Sparton Corp.                                                                      8,563      197,035
#*  Spirit Airlines, Inc.                                                             28,513    1,200,968
*   SPX FLOW, Inc.                                                                    12,803      593,675
    Standex International Corp.                                                       22,341    2,344,688
    Stanley Black & Decker, Inc.                                                     129,900   21,593,277
    Steelcase, Inc. Class A                                                           55,469      862,543
#*  Team, Inc.                                                                         6,674      113,458
#   Terex Corp.                                                                       27,578    1,296,718
    Tetra Tech, Inc.                                                                  45,222    2,247,533
    Textron, Inc.                                                                      1,844      108,187
#   Titan International, Inc.                                                          6,800       90,508
*   Titan Machinery, Inc.                                                              2,883       61,956
    Trinity Industries, Inc.                                                         183,814    6,336,069
    Triton International, Ltd.                                                        24,053      928,446
#   Triumph Group, Inc.                                                               57,100    1,664,465
#*  Tutor Perini Corp.                                                                33,844      837,639
*   Twin Disc, Inc.                                                                      900       26,532
#*  Ultralife Corp.                                                                    3,309       22,501
    UniFirst Corp.                                                                    18,705    3,091,936
    Union Pacific Corp.                                                              563,195   75,186,532
*   United Continental Holdings, Inc.                                                114,796    7,785,465
    United Technologies Corp.                                                        384,209   53,024,684
    Universal Forest Products, Inc.                                                   95,400    3,561,282
*   USA Truck, Inc.                                                                    7,482      150,837
*   Vectrus, Inc.                                                                      4,069      123,698
#*  Veritiv Corp.                                                                      9,437      270,842
    Viad Corp.                                                                        23,193    1,317,362
    Virco Manufacturing Corp.                                                         12,601       59,225
    VSE Corp.                                                                            610       30,226
    Watts Water Technologies, Inc. Class A                                             1,534      122,337
#   Werner Enterprises, Inc.                                                          34,105    1,388,073
#*  Wesco Aircraft Holdings, Inc.                                                      6,228       44,530
*   WESCO International, Inc.                                                         11,687      796,469
*   Willis Lease Finance Corp.                                                         6,713      181,251
#*  XPO Logistics, Inc.                                                               12,216    1,153,679
                                                                                             ------------
Total Industrials                                                                             795,492,656
                                                                                             ------------
Information Technology -- (11.6%)
    Activision Blizzard, Inc.                                                        849,537   62,976,178
*   Actua Corp.                                                                        1,184       18,470
*   Acxiom Corp.                                                                       7,769      210,307
*   Agilysys, Inc.                                                                    14,791      177,492
*   Alpha & Omega Semiconductor, Ltd.                                                 20,661      346,898
    Analog Devices, Inc.                                                              33,465    3,074,764
*   Anixter International, Inc.                                                        2,894      242,228

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CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
Information Technology -- (Continued)
*   ARRIS International P.L.C.                                                          70,523 $  1,784,232
*   Arrow Electronics, Inc.                                                            175,521   14,276,878
    AstroNova, Inc.                                                                      6,285       84,219
    Avnet, Inc.                                                                        139,400    5,924,500
    AVX Corp.                                                                           72,760    1,305,314
*   Aware, Inc.                                                                         14,326       65,183
*   Axcelis Technologies, Inc.                                                             175        4,533
*   AXT, Inc.                                                                           16,521      130,516
    Bel Fuse, Inc. Class A                                                               3,574       68,728
    Bel Fuse, Inc. Class B                                                              11,381      233,880
*   Benchmark Electronics, Inc.                                                         62,063    1,796,724
    Black Box Corp.                                                                     18,611       65,139
*   Blackhawk Network Holdings, Inc.                                                    25,926    1,178,337
#*  Blucora, Inc.                                                                       57,127    1,393,899
    Brooks Automation, Inc.                                                             50,847    1,418,631
*   BSQUARE Corp.                                                                        4,065       17,480
*   CACI International, Inc. Class A                                                    24,830    3,489,856
#*  Calix, Inc.                                                                         16,027      102,573
#*  Cars.com, Inc.                                                                      39,879    1,184,008
    CCUR Holdings, Inc.                                                                 11,740       67,153
    Cisco Systems, Inc.                                                              4,715,767  195,892,961
    Cohu, Inc.                                                                          28,915      658,395
#*  CommerceHub, Inc. Series A                                                           5,992      121,158
*   CommerceHub, Inc. Series C                                                           9,435      182,001
    Comtech Telecommunications Corp.                                                    15,569      336,757
#*  Conduent, Inc.                                                                     177,926    2,917,986
#   Convergys Corp.                                                                    197,364    4,592,660
*   CoreLogic, Inc.                                                                     96,545    4,572,371
    Corning, Inc.                                                                      785,955   24,537,515
*   Cray, Inc.                                                                          12,866      312,001
    CSP, Inc.                                                                            2,414       42,245
    CTS Corp.                                                                           66,936    1,840,740
#*  CyberOptics Corp.                                                                    3,281       50,035
#   Cypress Semiconductor Corp.                                                         52,022      899,460
*   Dell Technologies, Inc. Class V                                                     38,133    2,734,136
*   Digi International, Inc.                                                            25,438      263,283
*   Diodes, Inc.                                                                         4,709      132,747
*   DSP Group, Inc.                                                                     46,713      611,940
    DXC Technology Co.                                                                 228,936   22,790,579
*   EchoStar Corp. Class A                                                              23,551    1,438,024
*   Edgewater Technology, Inc.                                                           9,510       56,870
*   Electro Scientific Industries, Inc.                                                  6,085      142,511
#*  Electronics for Imaging, Inc.                                                       58,110    1,699,136
*   Emcore Corp.                                                                           744        5,022
    Entegris, Inc.                                                                         300        9,765
*   ePlus, Inc.                                                                         17,490    1,350,228
#*  Fabrinet                                                                             4,055      100,605
    Fidelity National Information Services, Inc.                                       198,899   20,359,302
#*  Finisar Corp.                                                                       61,526    1,105,007
*   First Solar, Inc.                                                                   28,266    1,898,627
*   FormFactor, Inc.                                                                    46,295      664,333
*   Frequency Electronics, Inc.                                                          7,690       72,594
#*  GSI Technology, Inc.                                                                 3,363       27,005

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CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
Information Technology -- (Continued)
#*  Harmonic, Inc.                                                                      22,962 $     83,811
    Hewlett Packard Enterprise Co.                                                     894,616   14,671,702
*   IAC/InterActiveCorp                                                                 99,525   14,428,139
#*  Inseego Corp.                                                                        2,423        5,185
*   Insight Enterprises, Inc.                                                           42,100    1,562,752
    Intel Corp.                                                                      4,978,195  239,650,307
*   IntriCon Corp.                                                                       2,835       53,440
*   Itron, Inc.                                                                         31,001    2,269,273
    Juniper Networks, Inc.                                                             212,100    5,546,415
*   Key Tronic Corp.                                                                    17,623      126,357
*   Kimball Electronics, Inc.                                                           23,443      433,695
*   Kulicke & Soffa Industries, Inc.                                                    71,688    1,649,541
*   KVH Industries, Inc.                                                                19,858      219,431
#   Lam Research Corp.                                                                  11,111    2,127,979
*   Lattice Semiconductor Corp.                                                         35,397      230,434
*   Limelight Networks, Inc.                                                            10,944       47,935
    Littelfuse, Inc.                                                                       205       44,555
    ManTech International Corp. Class A                                                  2,048      106,639
    Marvell Technology Group, Ltd.                                                     166,418    3,882,532
#*  Maxwell Technologies, Inc.                                                           2,521       14,597
#   Methode Electronics, Inc.                                                           79,272    3,238,261
*   Micron Technology, Inc.                                                            842,584   36,837,772
*   Microsemi Corp.                                                                      7,940      490,613
    MKS Instruments, Inc.                                                               61,200    6,260,760
#*  NETGEAR, Inc.                                                                       31,028    2,162,652
*   Netscout Systems, Inc.                                                              13,465      383,752
*   Optical Cable Corp.                                                                 10,793       25,364
*   PAR Technology Corp.                                                                12,896      110,906
    Park Electrochemical Corp.                                                           1,642       30,049
    PC Connection, Inc.                                                                 35,467      929,235
    PC-Tel, Inc.                                                                        22,216      159,067
#*  PCM, Inc.                                                                           10,471       92,668
*   Photronics, Inc.                                                                    79,712      669,581
*   Plexus Corp.                                                                        10,626      634,903
#*  Qorvo, Inc.                                                                         24,909    1,787,719
    QUALCOMM, Inc.                                                                     688,597   46,996,745
*   Rambus, Inc.                                                                         1,069       13,501
    Reis, Inc.                                                                          13,511      280,353
*   Ribbon Communications, Inc.                                                          6,622       46,222
    Richardson Electronics, Ltd.                                                        15,464      125,413
*   Rogers Corp.                                                                         7,543    1,242,936
*   Rudolph Technologies, Inc.                                                          16,097      421,741
*   Sanmina Corp.                                                                       39,846    1,041,973
*   ScanSource, Inc.                                                                    14,745      504,279
    SS&C Technologies Holdings, Inc.                                                    51,586    2,593,744
*   StarTek, Inc.                                                                       20,310      253,875
#*  SunPower Corp.                                                                      18,322      145,293
#*  Super Micro Computer, Inc.                                                           5,886      134,348
*   Sykes Enterprises, Inc.                                                             20,292      629,458
    SYNNEX Corp.                                                                        55,900    6,860,607
    TE Connectivity, Ltd.                                                              197,255   20,224,555
#*  Tech Data Corp.                                                                     81,325    8,154,458
*   Telenav, Inc.                                                                        9,865       55,737

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CONTINUED


                                                                                     SHARES     VALUE+
                                                                                     ------- ------------
Information Technology -- (Continued)
    Teradyne, Inc.                                                                    26,789 $  1,228,008
    Tessco Technologies, Inc.                                                          8,689      190,724
#   TiVo Corp.                                                                        19,000      265,050
#*  TTM Technologies, Inc.                                                            55,241      910,924
#*  Veeco Instruments, Inc.                                                           15,978      266,034
*   VeriFone Systems, Inc.                                                             6,729      118,969
*   Verint Systems, Inc.                                                              13,150      549,012
*   Viavi Solutions, Inc.                                                             16,203      139,022
*   Virtusa Corp.                                                                     30,064    1,341,456
#   Vishay Intertechnology, Inc.                                                     151,731    3,330,495
*   Vishay Precision Group, Inc.                                                      16,480      451,552
    Western Digital Corp.                                                            215,907   19,211,405
*   Xcerra Corp.                                                                      20,165      201,247
    Xerox Corp.                                                                      222,408    7,590,785
*   XO Group, Inc.                                                                     6,284      120,024
    Xperi Corp.                                                                       48,635    1,091,856
                                                                                             ------------
Total Information Technology                                                                  861,755,941
                                                                                             ------------
Materials -- (1.8%)
*   Alcoa Corp.                                                                      110,583    5,752,528
#*  Allegheny Technologies, Inc.                                                      22,777      614,068
#   Ampco-Pittsburgh Corp.                                                             4,007       54,495
    Ashland Global Holdings, Inc.                                                    112,560    8,170,730
#   Bemis Co., Inc.                                                                   24,092    1,126,060
    Cabot Corp.                                                                       46,280    3,130,379
#*  Century Aluminum Co.                                                              15,822      352,039
#*  Clearwater Paper Corp.                                                            16,822      791,475
    Commercial Metals Co.                                                             85,208    2,048,400
#   Core Molding Technologies, Inc.                                                   11,847      246,418
    Domtar Corp.                                                                       8,107      416,376
    DowDuPont, Inc.                                                                   31,359    2,370,113
*   Freeport-McMoRan, Inc.                                                            24,064      469,248
    Friedman Industries, Inc.                                                          3,048       16,794
    FutureFuel Corp.                                                                   6,104       81,794
    Graphic Packaging Holding Co.                                                    154,000    2,487,100
    Greif, Inc. Class A                                                                4,885      288,801
#   HB Fuller Co.                                                                      4,847      251,317
    Huntsman Corp.                                                                    50,242    1,736,866
    Innospec, Inc.                                                                     1,300       93,340
    Kaiser Aluminum Corp.                                                             27,181    2,996,433
    KapStone Paper and Packaging Corp.                                                93,014    3,222,005
*   Kraton Corp.                                                                       5,435      273,163
*   Louisiana-Pacific Corp.                                                          173,457    5,136,062
#   Martin Marietta Materials, Inc.                                                   23,633    5,392,342
    Materion Corp.                                                                    18,497      919,301
    Mercer International, Inc.                                                        21,725      319,358
    Minerals Technologies, Inc.                                                       34,280    2,576,142
    Mosaic Co. (The)                                                                  17,274      471,580
#   Neenah, Inc.                                                                       7,684      695,402
    Newmont Mining Corp.                                                             141,468    5,730,869
    Northern Technologies International Corp.                                          3,035       71,019
    Nucor Corp.                                                                      103,401    6,923,731

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CONTINUED


                                                                                              SHARES       VALUE+
                                                                                             --------- --------------
Materials -- (Continued)
            Olin Corp.                                                                          69,801 $    2,602,181
#           Olympic Steel, Inc.                                                                  9,986        232,774
            PH Glatfelter Co.                                                                   50,600      1,182,016
            Reliance Steel & Aluminum Co.                                                       93,801      8,216,030
#           Schnitzer Steel Industries, Inc. Class A                                               400         13,680
            Sensient Technologies Corp.                                                         38,101      2,737,557
            Steel Dynamics, Inc.                                                                94,919      4,309,323
*           SunCoke Energy, Inc.                                                                62,210        690,531
            Synalloy Corp.                                                                         949         12,906
            Tredegar Corp.                                                                      26,545        487,101
#           Tronox, Ltd. Class A                                                                 1,600         31,408
#*          Universal Stainless & Alloy Products, Inc.                                           6,269        161,552
#           Valvoline, Inc.                                                                    253,649      6,252,448
#           Vulcan Materials Co.                                                                58,246      7,886,508
            Westlake Chemical Corp.                                                            158,152     17,807,915
            WestRock Co.                                                                       200,591     13,365,378
            Worthington Industries, Inc.                                                        47,320      2,212,683
                                                                                                       --------------
Total Materials                                                                                           133,427,739
                                                                                                       --------------
Real Estate -- (0.0%)
            Alexander & Baldwin, Inc.                                                           81,208      2,153,636
            Griffin Industrial Realty, Inc.                                                      1,500         55,650
#           Stratus Properties, Inc.                                                             3,069         93,912
                                                                                                       --------------
Total Real Estate                                                                                           2,303,198
                                                                                                       --------------
Telecommunication Services -- (3.5%)
            AT&T, Inc.                                                                       6,427,865    240,723,544
            ATN International, Inc.                                                                 84          4,986
            CenturyLink, Inc.                                                                   70,603      1,257,439
#           Frontier Communications Corp.                                                       46,463        380,532
*           General Communication, Inc. Class A                                                  2,840        119,081
#*          Iridium Communications, Inc.                                                        14,800        187,960
*           ORBCOMM, Inc.                                                                       44,499        511,294
            Spok Holdings, Inc.                                                                 12,522        195,343
#*          Sprint Corp.                                                                       422,600      2,252,458
*           T-Mobile US, Inc.                                                                  113,786      7,407,469
            Telephone & Data Systems, Inc.                                                      92,433      2,535,437
*           United States Cellular Corp.                                                         7,591        276,085
*           Vonage Holdings Corp.                                                               85,934        961,602
                                                                                                       --------------
Total Telecommunication Services                                                                          256,813,230
                                                                                                       --------------
Utilities -- (0.1%)
*           Calpine Corp.                                                                       62,921        949,478
            Consolidated Water Co., Ltd.                                                         6,656         89,190
#           NRG Energy, Inc.                                                                    55,469      1,442,749
#           Ormat Technologies, Inc.                                                            20,134      1,410,991
                                                                                                       --------------
Total Utilities                                                                                             3,892,408
                                                                                                       --------------
TOTAL COMMON STOCKS                                                                                     7,261,043,073
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value Rights                                         25,196          2,520

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                SHARES       VALUE+
                                                                                              ---------- --------------
(degrees)#*  Safeway Casa Ley Contingent Value Rights                                            157,807 $      160,158
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                                            157,807             47
TOTAL RIGHTS/WARRANTS                                                                                           162,725
                                                                                                         --------------
TOTAL INVESTMENT SECURITIES                                                                               7,261,205,798
                                                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
             State Street Institutional U.S. Government Money Market Fund, 1.250%                515,339        515,339
                                                                                                         --------------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@         DFA Short Term Investment Fund                                                   11,326,983    131,064,525
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,749,849,126)^^                                                    $7,392,785,662
                                                                                                         ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $1,087,706,991 $     48,232   --    $1,087,755,223
   Consumer Staples                561,134,157           --   --       561,134,157
   Energy                          919,437,856           --   --       919,437,856
   Financials                    1,766,385,429       22,230   --     1,766,407,659
   Health Care                     872,623,006           --   --       872,623,006
   Industrials                     795,492,656           --   --       795,492,656
   Information Technology          861,755,941           --   --       861,755,941
   Materials                       133,427,739           --   --       133,427,739
   Real Estate                       2,303,198           --   --         2,303,198
   Telecommunication Services      256,813,230           --   --       256,813,230
   Utilities                         3,892,408           --   --         3,892,408
Rights/Warrants                             --      162,725   --           162,725
Temporary Cash Investments             515,339           --   --           515,339
Securities Lending Collateral               --  131,064,525   --       131,064,525
                                -------------- ------------   --    --------------
TOTAL                           $7,261,487,950 $131,297,712   --    $7,392,785,662
                                ============== ============   ==    ==============

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

January 31, 2018 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                  Rate            Maturity Face Amount $ Fair Value $
--------------------                                  ----            -------- ------------- ------------
CORPORATE BONDS - 2.2%
(r)Apple, Inc.                              1.63% (US0003M + 25 bps)  05/03/18  237,278,000  237,425,350
(r)General Electric Capital Corp.           2.40% (US0003M + 71 bps)  04/02/18    9,470,000    9,480,623
(r)General Electric Capital Corp.           1.66% (US0003M + 27 bps)  08/07/18    1,000,000    1,000,523
(r)Merck & Co., Inc.                        1.79% (US0003M + 36 bps)  05/18/18   26,700,000   26,725,173
(r)Toyota Motor Credit Corp.                1.50% (US0003M + 8 bps)   05/17/18  300,000,000  300,079,152
                                                                                -----------  -----------
TOTAL CORPORATE BONDS (Cost $574,633,996)                                       574,448,000  574,710,821
                                                                                -----------  -----------
YANKEE BONDS - 1.0%
(r)Australia & New Zealand Banking Group    1.97% (US0003M + 56 bps)  05/15/18    8,300,000    8,311,740
(r)Bank of Montreal                         1.83% (US0001M + 28 bps)  05/08/18  100,000,000  100,059,600
(r)++European Investment Bank               1.58% (US0001M + 2 bps)   07/06/18   23,580,000   23,576,893
(y)International Bank For Reconstruction    1.30%                     02/12/18   50,000,000   49,980,150
(r)++National Australia Bank, Ltd.          2.38% (US0003M + 64 bps)  07/23/18    1,600,000    1,604,003
(r)National Australia Bank, Ltd.            2.38% (US0003M + 64 bps)  07/23/18   18,000,000   18,045,036
(r)Statoil ASA                              1.85% (US0003M + 46 bps)  11/08/18   29,816,000   29,906,913
(r)Toronto Dominion Bank                    2.28% (US0003M + 54 bps)  07/23/18   11,000,000   11,025,393
(r)Westpac Banking Corp.                    1.89% (US0003M + 43 bps)  05/25/18    1,500,000    1,501,511
(r)Westpac Banking Corp.                    2.50% (US0003M + 74 bps)  07/30/18    4,405,000    4,419,844
                                                                                -----------  -----------
TOTAL YANKEE BONDS (Cost $248,377,537)                                          248,201,000  248,431,083
                                                                                -----------  -----------
COMMERCIAL PAPER - 62.8%
(y)++3M Co.                                 1.46%                     02/12/18  100,000,000   99,952,833
(r)++ANZ New Zealand International, Ltd.    1.72% (US0001M + 16 bps)  05/24/18  100,000,000  100,003,900
(r)++ANZ New Zealand International, Ltd.    1.73% (US0001M + 18 bps)  07/10/18   50,000,000   50,003,950
(y)++Archer-Daniels-Midland                 1.53%                     02/06/18   57,000,000   56,986,652
(r)++Australia & New Zealand Banking Group  1.67% (US0001M + 12 bps)  06/07/18  100,000,000  100,003,500
(r)++Australia & New Zealand Banking Group  1.71% (US0001M + 16 bps)  08/07/18   60,000,000   60,001,140
(r)++Australia & New Zealand Banking Group  1.77% (US0001M + 20 bps)  11/29/18  100,000,000   99,985,400
(y)++Bank Nederlandse Gemeent               1.42%                     02/01/18  300,000,000  299,987,708
(y)++Bank Nederlandse Gemeent               1.47%                     02/08/18  200,000,000  199,933,644
(y)++Bank Nederlandse Gemeent               1.54%                     02/12/18  200,000,000  199,899,800
(y)++Bank of Nova Scotia                    1.71%                     02/22/18  150,000,000  149,863,967
(y)++Bank of Nova Scotia                    1.66%                     02/26/18  150,000,000  149,838,366
(r)++Bank of Nova Scotia                    1.84% (US0003M + 14 bps)  04/11/18  100,000,000  100,052,700
(y)Banque Et Caisse d'Epargne de l'Etat     1.50%                     02/12/18   45,600,000   45,577,975
(y)Banque Et Caisse d'Epargne de l'Etat     1.61%                     02/15/18   35,000,000   34,978,708
(y)++Caisse des Depots et Consignations     1.52%                     02/12/18   85,000,000   84,960,050
(y)++Caisse des Depots et Consignations     1.44%                     02/13/18   73,500,000   73,462,523
(y)++Caisse des Depots et Consignations     1.48%                     02/27/18  200,000,000  199,783,550
(y)++Caisse des Depots et Consignations     1.50%                     03/01/18   29,000,000   28,966,173
(y)++Caisse des Depots et Consignations     1.54%                     03/07/18   75,000,000   74,892,448
(y)++Caisse des Depots et Consignations     1.59%                     04/05/18   75,000,000   74,783,867
(y)++Cisco Systems, Inc.                    1.50%                     02/01/18   65,000,000   64,997,544
(y)++Cisco Systems, Inc.                    1.61%                     03/06/18  100,000,000   99,857,672
(y)++Coca-Cola Co.                          1.59%                     04/03/18   10,350,000   10,321,926
(y)++Colgate-Palmolive Co.                  1.39%                     02/01/18   80,000,000   79,996,978
(y)++Colgate-Palmolive Co.                  1.51%                     02/12/18  100,000,000   99,952,833
(y)++Colgate-Palmolive Co.                  1.51%                     02/14/18   45,000,000   44,975,062
(r)++Commonwealth Bank of Australia         2.01% (US0001M + 46 bps)  02/02/18  100,000,000  100,003,300
(r)++Commonwealth Bank of Australia         1.97% (US0001M + 41 bps)  02/15/18  120,000,000  120,026,400
(r)++Commonwealth Bank of Australia         1.91% (US0001M + 34 bps)  03/02/18  100,000,000  100,036,900
(r)++Commonwealth Bank of Australia         1.88% (US0001M + 32 bps)  03/16/18   70,000,000   70,032,690
(r)++Commonwealth Bank of Australia         1.86% (US0001M + 30 bps)  03/23/18   75,000,000   75,036,750
(r)++Commonwealth Bank of Australia         1.75% (US0001M + 18 bps)  05/02/18   29,000,000   29,010,121
(r)++Commonwealth Bank of Australia         1.74% (US0001M + 17 bps)  06/01/18   45,000,000   45,008,640
(r)++Commonwealth Bank of Australia         1.75% (US0001M + 19 bps)  10/05/18  120,000,000  119,985,360
(r)++Commonwealth Bank of Australia         1.79% (US0001M + 23 bps)  12/13/18  150,000,000  149,991,600
(y)++DBS Bank, Ltd.                         1.46%                     02/07/18  175,000,000  174,948,958
(y)++DBS Bank, Ltd.                         1.43%                     02/13/18  250,000,000  249,862,507
(y)++DBS Bank, Ltd.                         1.52%                     02/26/18   50,000,000   49,943,161
(y)++DBS Bank, Ltd.                         1.56%                     03/07/18  151,800,000  151,563,572
(y)++DBS Bank, Ltd.                         1.61%                     03/15/18   13,305,000   13,279,255
(y)++DBS Bank, Ltd.                         1.56%                     03/19/18   62,336,000   62,203,345
(y)++DBS Bank, Ltd.                         1.71%                     04/10/18  100,000,000   99,674,933
(y)++Erste Abwicklungsanstalt               1.47%                     02/15/18   12,250,000   12,242,446
(y)++Erste Abwicklungsanstalt               1.46%                     02/20/18   24,000,000   23,979,667
(y)++Erste Abwicklungsanstalt               1.74%                     04/27/18  149,285,000  148,658,409
(y)Exxon Mobil Corp.                        1.38%                     02/01/18   90,000,000   89,996,595

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                             Rate            Maturity Face Amount $ Fair Value $
--------------------                                             ----            -------- ------------- ------------
COMMERCIAL PAPER - 62.8% (CONTINUED)
(y)Exxon Mobil Corp.                                   1.39%                     02/02/18  275,000,000  274,979,083
(y)Exxon Mobil Corp.                                   1.43%                     02/09/18  200,000,000  199,929,400
(y)GE Capital Treasury LLC                             1.44%                     03/09/18   75,000,000   74,880,598
(y)GE Capital Treasury LLC                             1.67%                     04/05/18   50,000,000   49,853,422
(y)General Electric Capital Corp.                      1.59%                     03/07/18  100,000,000   99,849,986
(y)General Electric Capital Corp.                      1.69%                     03/29/18  200,000,000  199,487,634
(y)++Hydro-Quebec                                      1.46%                     02/23/18  150,000,000  149,859,413
(y)++Kimberly-Clark Worldwide                          1.48%                     02/06/18   20,550,000   20,545,047
(y)++Kimberly-Clark Worldwide                          1.50%                     02/12/18   75,000,000   74,963,275
(y)++Koch Resources LLC                                1.47%                     02/01/18   50,000,000   49,998,045
(y)++Koch Resources LLC                                1.46%                     02/02/18   50,000,000   49,996,081
(y)++Koch Resources LLC                                1.52%                     02/20/18   48,493,000   48,453,128
(y)++Kreditanstalt Fur Wiederaufbau                    1.37%                     02/05/18   39,056,000   39,047,890
(y)++Kreditanstalt Fur Wiederaufbau                    1.63%                     04/09/18   55,000,000   54,823,077
(y)++Landesbank Hessen-Thuri                           1.53%                     02/12/18   50,000,000   49,975,534
(y)++Landesbank Hessen-Thuri                           1.50%                     02/15/18  150,000,000  149,907,626
(y)++Landesbank Hessen-Thuri                           1.38%                     02/20/18  150,000,000  149,875,416
(y)++Landesbank Hessen-Thuri                           1.54%                     03/09/18  150,000,000  149,763,047
(y)++Landesbank Hessen-Thuri                           1.73%                     04/17/18  100,000,000   99,653,778
(y)++Landesbank Hessen-Thuri                           1.71%                     04/25/18  200,000,000  199,216,000
(y)++L'Oreal USA, Inc.                                 1.47%                     02/06/18   50,000,000   49,988,459
(y)++Microsoft Corp.                                   1.49%                     02/05/18   67,200,000   67,187,120
(r)++National Australia Bank, Ltd.                     1.63% (US0003M + 23 bps)  02/08/18  200,000,000  200,008,799
(r)++National Australia Bank, Ltd.                     1.65% (US0001M + 10 bps)  02/08/18   50,000,000   50,002,550
(r)++National Australia Bank, Ltd.                     1.66% (US0001M + 11 bps)  02/12/18   50,000,000   50,003,850
(r)++National Australia Bank, Ltd.                     1.97% (US0001M + 41 bps)  02/16/18  100,000,000  100,023,400
(r)++National Australia Bank, Ltd.                     1.90% (US0001M + 35 bps)  03/06/18  100,000,000  100,041,500
(r)++National Australia Bank, Ltd.                     1.69% (US0001M + 14 bps)  06/11/18   50,000,000   50,002,950
(r)++National Australia Bank, Ltd.                     1.74% (US0001M + 18 bps)  09/13/18  150,000,000  149,989,200
(r)++National Australia Bank, Ltd.                     1.73% (US0001M + 18 bps)  10/12/18   40,000,000   39,991,520
(y)National Rural Utilities Cooperative Finance Corp.  1.48%                     02/05/18   30,000,000   29,993,987
(y)National Rural Utilities Cooperative Finance Corp.  1.48%                     02/08/18   30,000,000   29,990,307
(y)National Rural Utilities Cooperative Finance Corp.  1.52%                     02/13/18   25,000,000   24,986,702
(y)National Rural Utilities Cooperative Finance Corp.  1.55%                     02/28/18   40,000,000   39,952,338
(y)++Nederlandse Waterschaps                           1.47%                     02/06/18  285,000,000  284,931,314
(y)++Nederlandse Waterschaps                           1.52%                     02/08/18  350,000,000  349,886,911
(y)++Nederlandse Waterschaps                           1.51%                     02/12/18   50,000,000   49,975,517
(y)++Nederlandse Waterschaps                           1.57%                     02/26/18   40,325,000   40,280,615
(y)++Nestle Capital Corp.                              1.43%                     02/07/18   20,000,000   19,994,789
(y)++Nestle Capital Corp.                              1.44%                     02/12/18   50,000,000   49,977,250
(y)++Nordea Bank AB                                    1.41%                     02/27/18  200,000,000  199,781,900
(y)++Nordea Bank AB                                    1.43%                     03/01/18  250,000,000  249,706,374
(y)++Nordea Bank AB                                    1.52%                     03/09/18  100,000,000   99,848,506
(y)++Novartis Finance Corp.                            1.48%                     02/05/18   30,300,000   30,294,192
(y)++NRW.Bank                                          1.68%                     04/24/18  100,000,000   99,603,214
(y)++NRW.Bank                                          1.76%                     05/02/18  130,700,000  130,123,156
(y)Oesterreich Kontrollbank                            1.45%                     02/05/18   64,400,000   64,387,281
(y)Oesterreich Kontrollbank                            1.40%                     02/15/18   83,000,000   82,949,509
(y)Oesterreich Kontrollbank                            1.43%                     02/23/18  146,750,000  146,610,115
(y)Oesterreich Kontrollbank                            1.43%                     03/01/18  150,000,000  149,816,817
(y)Oesterreich Kontrollbank                            1.52%                     03/09/18  117,800,000  117,614,033
(y)Oesterreich Kontrollbank                            1.69%                     04/19/18  197,400,000  196,699,427
(y)++Oversea-Chinese Banking Corp., Ltd.               1.43%                     02/12/18  150,000,000  149,928,401
(y)++Oversea-Chinese Banking Corp., Ltd.               1.43%                     02/14/18  100,000,000   99,943,961
(y)++Oversea-Chinese Banking Corp., Ltd.               1.52%                     02/21/18  200,000,000  199,828,384
(y)++Oversea-Chinese Banking Corp., Ltd.               1.55%                     03/05/18   47,000,000   46,934,384
(y)PACCAR Financial Corp.                              1.48%                     02/02/18   30,000,000   29,997,615
(y)PACCAR Financial Corp.                              1.47%                     02/21/18   20,000,000   19,982,453
(y)++PepsiCo, Inc.                                     1.43%                     02/23/18  150,000,000  149,857,496
(y)++Province of Quebec                                1.31%                     02/22/18  200,000,000  199,821,188
(y)++Province of Quebec                                1.30%                     02/26/18  150,000,000  149,839,559
(y)++PSP Capital, Inc.                                 1.45%                     02/01/18   35,000,000   34,998,631
(y)++PSP Capital, Inc.                                 1.41%                     02/06/18   50,000,000   49,988,117
(y)++PSP Capital, Inc.                                 1.58%                     03/13/18   20,000,000   19,964,786
(y)++PSP Capital, Inc.                                 1.57%                     03/23/18  200,000,000  199,555,450
(y)++Roche Holdings, Inc.                              1.42%                     02/07/18   40,000,000   39,989,189
(y)++Sanofi-Aventis                                    1.62%                     03/19/18   60,000,000   59,880,307
(y)++Sanofi-Aventis                                    1.64%                     03/26/18   46,850,000   46,741,777

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                     Rate            Maturity  Face Amount $  Fair Value $
--------------------                                     ----            -------- -------------- --------------
COMMERCIAL PAPER - 62.8% (CONTINUED)
(y)++Sanofi-Aventis                            1.63%                     03/28/18    200,000,000    199,519,956
(y)++Sanofi-Aventis                            1.62%                     03/29/18    103,000,000    102,748,036
(y)++Siemens Capital Co. LLC                   1.43%                     02/07/18    200,000,000    199,945,944
(y)++Siemens Capital Co. LLC                   1.64%                     03/23/18     79,725,000     79,551,632
(y)++Skandinaviska Enskilda Banken AB          1.53%                     02/14/18    100,000,000     99,945,439
(y)++Skandinaviska Enskilda Banken AB          1.43%                     02/27/18    150,000,000    149,838,788
(y)++Skandinaviska Enskilda Banken AB          1.61%                     03/15/18    100,000,000     99,824,417
(y)++Statoil ASA                               1.64%                     04/09/18    100,000,000     99,703,633
(y)++Sumitomo Mitsui Bank NY                   1.39%                     02/05/18    100,000,000     99,979,986
(y)++Sumitomo Mitsui Bank NY                   1.39%                     02/06/18    245,000,000    244,940,996
(y)++Sumitomo Mitsui Bank NY                   1.46%                     03/02/18    200,000,000    199,740,000
(y)++Svenska Handelsbank, Inc.                 1.63%                     04/05/18    100,000,000     99,718,933
(y)++Svenska Handelsbanken NY                  1.49%                     03/05/18    100,000,000     99,861,033
(y)Swedbank                                    1.41%                     02/02/18    200,000,000    199,984,421
(y)Swedbank                                    1.41%                     02/06/18    200,000,000    199,953,134
(y)Swedbank                                    1.41%                     02/07/18    300,000,000    299,917,925
(r)++Toronto Dominion Bank NY                  1.76% (US0001M + 20 bps)  11/14/18    150,000,000    149,954,550
(r)++Toronto Dominion Bank NY                  1.80% (US0001M + 23 bps)  12/03/18    200,000,000    199,976,800
(y)++Total Capital Canada, Ltd.                1.64%                     03/21/18    100,000,000     99,781,950
(y)++Total Capital Canada, Ltd.                1.66%                     04/04/18     70,500,000     70,299,269
(y)++Total Capital Canada, Ltd.                1.67%                     04/10/18    250,000,000    249,213,687
(r)Toyota Motor Credit Corp.                   1.68% (US0001M + 12 bps)  02/07/18    200,000,000    200,009,999
(y)Toyota Motor Credit Corp.                   1.57%                     03/09/18    100,000,000     99,844,703
(y)Toyota Motor Credit Corp.                   1.72%                     04/24/18    150,000,000    149,416,580
(y)++United Overseas Bank                      1.62%                     03/20/18    200,000,000    199,572,800
(y)++Wal-Mart Stores, Inc.                     1.49%                     02/12/18     38,653,000     38,634,241
(y)++Wal-Mart Stores, Inc.                     1.48%                     02/13/18     87,450,000     87,403,642
(r)++Westpac Banking Corp.                     1.97% (US0001M + 41 bps)  02/16/18    100,000,000    100,023,400
(r)++Westpac Banking Corp.                     1.91% (US0001M + 34 bps)  03/01/18    100,000,000    100,035,500
(r)Westpac Banking Corp.                       1.89% (US0001M + 32 bps)  03/02/18     80,000,000     80,028,240
(r)++Westpac Banking Corp.                     1.76% (US0003M + 15 bps)  03/19/18     75,000,000     75,023,850
(r)++Westpac Banking Corp.                     1.72% (US0001M + 15 bps)  07/02/18     80,000,000     80,002,160
(r)++Westpac Banking Corp.                     1.80% (US0003M + 11 bps)  10/05/18    100,000,000    100,053,700
(r)++Westpac Banking Corp.                     1.75% (US0001M + 19 bps)  10/05/18     25,000,000     24,996,950
(r)++Westpac Banking Corp.                     1.77% (US0001M + 20 bps)  11/29/18     50,000,000     49,985,250
(r)++Westpac Securities NZ, Ltd.               1.76% (US0001M + 21 bps)  05/11/18     66,500,000     66,526,467
                                                                                  -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $16,292,475,790)                                     16,308,078,000 16,292,416,269
                                                                                  -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 9.6%
(r)Bank of Nova Scotia                         1.78% (US0003M + 16 bps)  03/20/18    100,000,000    100,035,200
(r)Rabobank Nederland NY                       1.66% (US0001M + 10 bps)  03/15/18    150,000,000    150,029,700
(r)Rabobank Nederland NY                       1.70% (US0001M + 14 bps)  06/20/18     50,000,000     50,001,350
(r)Rabobank Nederland NY                       1.71% (US0001M + 16 bps)  07/12/18    100,000,000    100,002,500
(r)Rabobank Nederland NY                       1.74% (US0001M + 18 bps)  10/05/18    100,000,000     99,983,100
(r)Rabobank Nederland NY                       1.75% (US0001M + 18 bps)  11/02/18     75,000,000     74,983,725
(r)Rabobank Nederland NY                       1.76% (US0001M + 20 bps)  12/18/18     75,000,000     74,989,575
(r)Royal Bank of Canada NY                     1.90% (US0001M + 35 bps)  03/07/18    100,000,000    100,042,500
(r)Royal Bank of Canada NY                     1.88% (US0001M + 32 bps)  03/20/18    100,000,000    100,049,700
(r)Royal Bank of Canada NY                     1.74% (US0001M + 18 bps)  05/25/18     50,000,000     50,012,550
(r)Royal Bank of Canada NY                     1.68% (US0003M + 13 bps)  06/12/18     30,000,000     30,015,660
(r)Royal Bank of Canada NY                     1.89% (US0003M + 13 bps)  07/27/18    100,000,000     99,968,500
(r)Royal Bank of Canada NY                     2.30% (US0003M + 54 bps)  07/30/18     44,279,000     44,401,214
(r)Royal Bank of Canada NY                     1.83% (US0003M + 13 bps)  10/04/18     25,000,000     25,015,975
(r)Royal Bank of Canada NY                     1.80% (US0001M + 25 bps)  11/06/18    100,000,000    100,026,200
(r)Royal Bank of Canada NY                     1.79% (US0001M + 23 bps)  12/07/18     75,000,000     74,998,725
(r)Royal Bank of Canada NY                     1.80% (US0001M + 24 bps)  12/19/18    150,000,000    150,000,450
(r)Svenska Handelsbanken NY                    1.72% (US0001M + 15 bps)  05/02/18     50,000,000     50,013,800
(r)Svenska Handelsbanken NY                    1.71% (US0001M + 14 bps)  07/30/18    150,000,000    149,976,000
(r)Svenska Handelsbanken NY                    1.73% (US0001M + 18 bps)  08/08/18    150,000,000    150,002,850
(r)Svenska Handelsbanken NY                    1.72% (US0001M + 16 bps)  09/06/18    100,000,000     99,981,800
(r)Svenska Handelsbanken NY                    1.71% (US0001M + 16 bps)  09/12/18    150,000,000    149,970,450
(r)Toronto Dominion Bank NY                    1.90% (US0001M + 34 bps)  03/05/18    100,000,000    100,039,900
(r)Toronto Dominion Bank NY                    1.90% (US0001M + 34 bps)  03/13/18    100,000,000    100,046,800
(r)Toronto Dominion Bank NY                    1.81% (US0001M + 26 bps)  05/07/18    100,000,000    100,054,400
(r)Toronto Dominion Bank NY                    1.73% (US0001M + 17 bps)  05/23/18     80,000,000     80,018,560
(r)Toronto Dominion Bank NY                    1.73% (US0001M + 18 bps)  07/12/18     55,000,000     55,009,295
(r)Toronto Dominion Bank NY                    1.81% (US0003M + 11 bps)  11/06/18     25,000,000     25,011,300

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

January 31, 2018 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                   Rate   Maturity Face Amount $    Fair Value $
--------------------                                                   ------ -------- ------------- ---------------
YANKEE CERTIFICATES OF DEPOSIT - 9.6% (CONTINUED)
                                                                                       ------------- ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $2,484,373,163)                                                                2,484,279,000   2,484,681,779
                                                                                       ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 7.2%
(y)Federal Home Loan Bank                                              1.18%  02/02/18    75,000,000      74,997,300
(y)Federal Home Loan Bank                                              1.22%  02/07/18   200,000,000     199,956,600
(y)Federal Home Loan Bank                                              1.24%  02/09/18   100,000,000      99,971,100
(y)Federal Home Loan Bank                                              1.31%  02/14/18   100,000,000      99,953,100
(y)Federal Home Loan Bank                                              1.30%  02/16/18   100,000,000      99,945,800
(y)Federal Home Loan Bank                                              1.30%  02/21/18   100,000,000      99,927,800
(y)Federal Home Loan Bank                                              1.28%  02/26/18   150,000,000     149,864,550
(y)Federal Home Loan Bank                                              1.31%  02/28/18   100,000,000      99,902,500
(y)Federal Home Loan Bank                                              1.31%  03/07/18   100,000,000      99,874,400
(y)Federal Home Loan Bank                                              1.33%  03/14/18   100,000,000      99,848,500
(y)Federal Home Loan Bank                                              1.33%  03/16/18    50,000,000      49,920,550
(y)Federal Home Loan Bank                                              1.33%  03/23/18   100,000,000      99,815,300
(y)Federal Home Loan Bank                                              1.37%  03/28/18   100,000,000      99,796,800
(y)Federal Home Loan Bank                                              1.42%  04/04/18   142,000,000     141,652,668
(y)Federal Home Loan Bank                                              1.32%  04/06/18   150,000,000     149,621,400
(y)Federal Home Loan Bank                                              1.40%  04/11/18   100,000,000      99,727,800
(y)Federal Home Loan Bank                                              1.45%  04/18/18   100,000,000      99,700,200
                                                                                       ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $1,864,507,029)                                                                1,867,000,000   1,864,476,368
                                                                                       ------------- ---------------
REPURCHASE AGREEMENTS - 13.5%
Bank of America Corp. (Purchased on 01/31/2018, Proceeds at maturity
  $150,005,583, collateralized by U.S. Treasury Security,
  2.00%, 04/30/24, market value $153,000,035)                          1.34%  02/01/18   150,000,000     150,000,000
Barclays Capital, Inc. (Purchased on 01/31/2018, Proceeds at maturity
  $800,030,000, collateralized by U.S. Treasury Securities, 0.00% -
  8.50%, 02/28/18 - 08/15/26, market value $816,000,043)               1.35%  02/01/18   800,000,000     800,000,000
Goldman Sachs & Co. (Purchased on 01/31/2018, Proceeds at maturity
  $200,007,278, collateralized by U.S. Government Agency Backed
  Securities, 2.00% - 6.50%, 07/31/22 - 01/15/53, market value
  $204,000,000)                                                        1.31%  02/01/18   200,000,000     200,000,000
HSBC Securities (USA), Inc. (Purchased on 01/31/2018, Proceeds at
  maturity $200,007,444, collateralized by U.S. Treasury Securities,
  0.00%, 05/15/18 - 11/15/26, market value $204,004,912)               1.34%  02/01/18   200,000,000     200,000,000
JPMorgan Securities (Purchased on 01/31/2018, Proceeds at maturity
  $400,015,444, collateralized by U.S. Government Agency Backed
  Securities, 0.00% - 5.38%, 02/08/18 - 07/15/27, market value
  $408,003,268)                                                        1.39%  02/01/18   400,000,000     400,000,000
Mizuho Securities USA, Inc. (Purchased on 01/31/2018, Proceeds at
  maturity $300,011,333, collateralized by U.S. Treasury Securities,
  0.75% - 2.25%, 07/15/19 - 10/31/24, market value $306,000,004)       1.36%  02/01/18   300,000,000     300,000,000
Royal Bank of Canada (Purchased on 01/31/2018, Proceeds at maturity
  $950,034,833, collateralized by U.S. Treasury Securities, 0.13% -
  2.63%, 03/31/19 - 07/15/27, market value $969,000,001)               1.32%  02/01/18   950,000,000     950,000,000
Toronto Dominion Bank NY (Purchased on 01/31/2018, Proceeds at
  maturity $500,018,750, collateralized by U.S. Government Agency
  Backed Securities, 0.00% - 2.13%, 05/02/18 - 05/15/25, market value
  $510,000,078)                                                        1.35%  02/01/18   500,000,000     500,000,000
                                                                                       ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,500,000,000)                                      3,500,000,000   3,500,000,000
                                                                                       ------------- ---------------
U.S. TREASURY OBLIGATIONS - 3.7%
(y)U.S. Treasury Bill                                                  1.25%  02/15/18   100,000,000      99,952,993
(y)U.S. Treasury Bill                                                  1.27%  03/01/18   100,000,000      99,891,986
(y)U.S. Treasury Bill                                                  1.32%  03/15/18   200,000,000     199,692,292
(y)U.S. Treasury Bill                                                  1.35%  03/22/18   200,000,000     199,641,348
(y)U.S. Treasury Bill                                                  1.21%  04/05/18   150,000,000     149,654,484
(y)U.S. Treasury Bill                                                  1.32%  04/12/18   200,000,000     199,470,138
                                                                                       ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $948,351,563)                                      950,000,000     948,303,241
                                                                                       ------------- ---------------
TOTAL INVESTMENTS (Cost $25,912,719,078) - 100.0%                                                    $25,913,019,561
                                                                                                     ===============

AB--Aktiebolag (Swedish Stock Company)

                     See Notes to Schedule of Investments.

ASA--Allmennaksjeselskap (Norwegian Stock Company)
LLC--Limited Liability Co.
NY--New York Shares
NZ--New Zealand
US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at January 31, 2018 was $13,085,928,175 which represented 50.5% of the total investments of the Fund.
(r) The adjustable/variable rate shown is effective as of January 31, 2018.
(y) The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of January 31, 2018 is as follows:

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
    Corporate Bonds                     $        -- $   574,710,821 $        --
    Yankee Bonds                                 --     248,431,083          --
    Commercial Paper                             --  16,292,416,269          --
    Yankee Certificates of Deposit               --   2,484,681,779          --
    U.S. Government Agency Securities            --   1,864,476,368          --
    Repurchase Agreements                        --   3,500,000,000          --
    U.S. Treasury Obligations                    --     948,303,241          --
                                        ----------- --------------- -----------
        Total Investments               $        -- $25,913,019,561 $        --
                                        =========== =============== ===========

                     See Notes to Schedule of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2018, the Trust consisted of eleven operational portfolios, which are included in this document. Ten are "Master Funds" in a master-feeder structure (collectively, the "Series") and one is a stand-alone fund, The DFA Short Term Investment Fund (the "Fund").

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' and the Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities. These securities are generally categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series and the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the

NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of January 31, 2018, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $392,039 (in thousands) and $678,398 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

3. REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

4. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2018, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series               $20,253,194,777
         The DFA International Value Series             11,619,356,665
         The Japanese Small Company Series               3,384,692,433
         The Asia Pacific Small Company Series           2,018,603,081
         The United Kingdom Small Company Series         1,982,456,722
         The Continental Small Company Series            4,685,444,690
         The Canadian Small Company Series               1,484,312,080
         The Emerging Markets Series                     4,145,393,289
         The Emerging Markets Small Cap Series           6,844,253,299
         The Tax-Managed U.S. Marketwide Value Series    3,749,849,126

              The DFA Short Term Investment Fund  $25,912,719,078

RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     --------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 27, 2018

By:  /s/ Gerard K. O'Reilly
     --------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     --------------------------------
     David P. Butler
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: March 27, 2018

By:  /s/ Gerard K. O'Reilly
     --------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: March 27, 2018

By:  /s/ Gregory K. Hinkle
     --------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: March 27, 2018